UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08236

                             Northern Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                             Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Funds

50 South LaSalle Street

                             Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-2790

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND	JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4%
Aerospace & Defense - 6.1%
Boeing (The) Co.	77,666	$10,774
Lockheed Martin Corp.	33,725	6,269

		17,043

Asset Management - 1.3%
BlackRock, Inc.	10,822	3,744

Banking - 11.4%
Cullen/Frost Bankers, Inc.	35,129	2,761
JPMorgan Chase & Co.	74,484	5,047
M&T Bank Corp.	22,151	2,767
New York Community Bancorp, Inc.	127,730	2,348
People’s United Financial, Inc.	157,886	2,559
Valley National Bancorp	234,298	2,416
Wells Fargo & Co.	250,113	14,066

		31,964

Biotechnology & Pharmaceuticals - 10.4%
Gilead Sciences, Inc.	85,200	9,975
Merck & Co., Inc.	126,851	7,222
Pfizer, Inc.	354,743	11,894

		29,091

Chemicals - 1.1%
Dow Chemical (The) Co.	57,121	2,923

Commercial Services - 2.2%
Deluxe Corp.	45,963	2,850
H&R Block, Inc.	114,000	3,380

		6,230

Consumer Products - 8.6%
Altria Group, Inc.	223,036	10,909
Archer-Daniels-Midland Co.	50,900	2,454
Clorox (The) Co.	32,614	3,393
Dr. Pepper Snapple Group, Inc.	53,403	3,893
Philip Morris International, Inc.	41,787	3,350

		23,999

Distributors - Discretionary - 0.8%
Genuine Parts Co.	25,179	2,254

Gaming, Lodging & Restaurants - 1.3%
Darden Restaurants, Inc.	52,400	3,725

Hardware - 4.4%
Apple, Inc.	41,000	5,142
Garmin Ltd.	53,126	2,334
Seagate Technology PLC	103,394	4,911

		12,387

Health Care Facilities & Services - 1.6%
Owens & Minor, Inc.	127,832	4,346

Insurance - 0.8%
Cincinnati Financial Corp.	45,693	2,293

Oil, Gas & Coal - 5.7%
Chevron Corp.	59,074	5,699
ConocoPhillips	82,141	5,044
HollyFrontier Corp.	62,000	2,647
Spectra Energy Corp.	75,568	2,463

		15,853

Real Estate Investment Trusts - 4.7%
Communications Sales & Leasing, Inc.	36,220	895
Corrections Corp. of America	93,864	3,105
Digital Realty Trust, Inc.	44,027	2,936
Hospitality Properties Trust	118,201	3,407
National Retail Properties, Inc.	80,317	2,812

		13,155

Recreational Facilities & Services - 1.7%
Regal Entertainment Group, Class A	110,417	2,309
Six Flags Entertainment Corp.	56,956	2,554

		4,863

Retail - Consumer Staples - 2.3%
Target Corp.	79,700	6,506

Retail - Discretionary - 6.1%
GameStop Corp., Class A	48,400	2,079
Home Depot (The), Inc.	113,000	12,558
Macy’s, Inc.	36,800	2,483

		17,120

Semiconductors - 5.2%
KLA-Tencor Corp.	35,694	2,006
Linear Technology Corp.	83,081	3,675
Texas Instruments, Inc.	174,335	8,980

		14,661

Software - 4.4%
Activision Blizzard, Inc.	154,600	3,743
Computer Programs & Systems, Inc.	47,413	2,533
Oracle Corp.	151,800	6,117

		12,393

Technology Services - 7.5%
Accenture PLC, Class A	108,414	10,493
Broadridge Financial Solutions, Inc.	96,100	4,806
Paychex, Inc.	60,628	2,842

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Technology Services - 7.5% continued
Science Applications International Corp.	55,895	$2,954

		21,095

Telecom - 1.3%
Frontier Communications Corp.	668,635	3,310
Windstream Holdings, Inc.	31,716	202

		3,512

Transportation & Logistics - 2.9%
United Parcel Service, Inc., Class B	84,666	8,205

Utilities - 5.2%
Consolidated Edison, Inc.	67,600	3,913
DTE Energy Co.	67,356	5,027
Entergy Corp.	37,253	2,626
Vectren Corp.	75,714	2,914

		14,480

Waste & Environment Services & Equipment - 1.4%
Covanta Holding Corp.	182,758	3,873

Total Common Stocks (Cost $257,596)		275,715

INVESTMENT COMPANIES - 1.4%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1)	3,885,120	3,885

Total Investment Companies (Cost $3,885)		3,885

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.04%, 10/8/15(2) (3)	$695	$695

Total Short-Term Investments (Cost $695)		695

Total Investments - 100.0% (Cost $262,176)		280,295

Liabilities less Other Assets - 0.0%		(45)

NET ASSETS - 100.0%		$280,250

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	Security pledged as collateral to cover margin requirements for open futures contracts.
(3)	Discount rate at the time of purchase.

Percentages shown are based on Net Assets.

At June 30, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-mini S&P 500	24	$2,465	Long	9/15	$(66)

At June 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	14.6%
Consumer Staples	8.7
Energy	5.7
Financials	18.6
Health Care	13.0
Industrials	11.6
Information Technology	20.2
Materials	1.1
Telecommunication Services	1.3
Utilities	5.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$275,715	$—	$—	$275,715
Investment Companies	3,885	—	—	3,885
Short-Term Investments	—	695	—	695

Total Investments	$279,600	$695	$—	$280,295

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(66)	$—	$—	$(66)

(1)	Classifications as defined in the Schedule of Investments.

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At June 30, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$262,225

Gross tax appreciation of investments	$27,614
Gross tax depreciation of investments	(9,544)

Net tax appreciation of investments	$18,070

Transactions in affiliated investments for the three months ended June 30, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)		VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$17,222	$16,610	$29,947	$—	*	$3,885

*	Amount rounds to less than one thousand.

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND	JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.4%
Australia - 1.8%
BHP Billiton Ltd.	81,899	$1,665
Woodside Petroleum Ltd.	49,185	1,292
WorleyParsons Ltd.	107,093	854

		3,811

Belgium - 2.4%
Anheuser-Busch InBev N.V.	42,310	5,092

Brazil - 4.1%
Embraer S.A. ADR	144,619	4,380
Petroleo Brasileiro S.A. ADR*	268,376	2,429
Vale S.A. ADR	303,235	1,786

		8,595

China - 2.7%
Bank of China Ltd., Class H	8,536,420	5,545

Denmark - 1.6%
Novo Nordisk A/S, Class B	59,166	3,245

France - 13.1%
BNP Paribas S.A.	48,367	2,916
Bouygues S.A.	90,934	3,392
Casino Guichard Perrachon S.A.	26,475	2,004
Cie Generale des Etablissements Michelin	36,090	3,789
Danone S.A.	43,566	2,815
GDF Suez	124,330	2,304
LVMH Moet Hennessy Louis Vuitton S.E.	26,353	4,613
Societe Generale S.A.	80,636	3,762
TOTAL S.A.	36,417	1,772

		27,367

Germany - 12.2%
Bayer A.G. (Registered)	25,018	3,501
Deutsche Bank A.G. (Registered)	74,746	2,245
GEA Group A.G.*	80,466	3,588
Infineon Technologies A.G.	376,591	4,673
Rheinmetall A.G.	61,132	3,100
SAP S.E.	67,109	4,676
Siemens A.G. (Registered)	36,672	3,693

		25,476

Hong Kong - 2.8%
AIA Group Ltd.	347,950	2,274
Wynn Macau Ltd.	2,110,800	3,511

		5,785

Japan - 12.1%
Kawasaki Heavy Industries Ltd.	741,450	3,456
KDDI Corp.	180,875	4,350
Kubota Corp.	195,450	3,098
Mitsubishi UFJ Financial Group, Inc.	782,663	5,601
Sony Corp.*	157,600	4,472
Tokio Marine Holdings, Inc.	104,625	4,338

		25,315

Netherlands - 1.3%
Royal Dutch Shell PLC, Class A	3,722	105
Royal Dutch Shell PLC, Class B	91,702	2,608

		2,713

Singapore - 1.7%
DBS Group Holdings Ltd.	231,475	3,552

South Korea - 2.3%
Samsung Electronics Co. Ltd.	4,242	4,819

Spain - 3.2%
Banco Bilbao Vizcaya Argentaria S.A.	209,754	2,063
Banco Santander S.A.	364,935	2,548
Iberdrola S.A.	308,329	2,083

		6,694

Sweden - 1.1%
Telefonaktiebolaget LM Ericsson, Class B	225,021	2,329

Switzerland - 8.9%
Credit Suisse Group A.G. (Registered)*	89,870	2,470
Givaudan S.A. (Registered)*	2,437	4,223
Novartis A.G. (Registered)	63,957	6,317
Roche Holding A.G. (Genusschein)	20,122	5,649

		18,659

United Kingdom - 15.6%
Barclays PLC	1,163,367	4,758
BP PLC	492,483	3,250
Diageo PLC	179,862	5,214
GlaxoSmithKline PLC	134,999	2,810
Prudential PLC	188,633	4,552
Standard Chartered PLC	256,066	4,096
Vodafone Group PLC	857,793	3,128
WPP PLC	213,311	4,786

		32,594

United States - 6.5%
Carnival Corp.	82,033	4,052
Discovery Communications, Inc., Class A*	68,388	2,275
Halliburton Co.	91,908	3,958

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.4% continued
United States - 6.5% continued
Schlumberger Ltd.	38,676	$3,333

		13,618

Total Common Stocks(1) (Cost $156,849)		195,209

PREFERRED STOCKS - 4.4%
Brazil - 2.5%
Itau Unibanco Holding S.A. ADR	489,292	5,358

Germany - 1.9%
Volkswagen A.G.	16,990	3,938

Total Preferred Stocks(1) (Cost $9,307)		9,296

INVESTMENT COMPANIES - 1.0%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(2)	2,080,681	2,081

Total Investment Companies (Cost $2,081)		2,081

Total Investments - 98.8% (Cost $168,237)		206,586

Other Assets less Liabilities - 1.2%		2,439

NET ASSETS - 100.0%		$209,025

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Consumer Discretionary	15.4%
Consumer Staples	7.4
Energy	9.6
Financials	27.4
Health Care	10.5
Industrials	12.1
Information Technology	8.1
Materials	3.7
Telecommunication Services	3.7
Utilities	2.1

Total	100.0%

At June 30, 2015, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	33.5%
British Pound	17.3
United States Dollar	13.5
Japanese Yen	12.4
Swiss Franc	9.1
Hong Kong Dollar	5.5
All other currencies less than 5%	8.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in the portfolio on June 30, 2015 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Brazil	$8,595	$—	$—	$8,595
United States	13,618	—	—	13,618
All Other Countries(1)	—	172,996	—	172,996

Total Common Stocks	22,213	172,996	—	195,209

Preferred Stocks
Brazil	5,358	—	—	5,358
Germany	—	3,938	—	3,938

Total Preferred Stocks	5,358	3,938	—	9,296

Investment Companies	2,081	—	—	2,081

Total Investments	$29,652	$176,934	$—	$206,586

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At June 30, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$172,275

Gross tax appreciation of investments	$51,714
Gross tax depreciation of investments	(17,403)

Net tax appreciation of investments	$34,311

Transactions in affiliated investments for the three months ended June 30, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)		VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$1,785	$10,929	$10,633	$—	*	$2,081

*	Amount rounds to less than one thousand.

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND	JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%
Aerospace & Defense - 3.0%
Boeing (The) Co.	13,070	$1,813
General Dynamics Corp.	10,056	1,425
Harris Corp.	911	70
Northrop Grumman Corp.	2,811	446
Textron, Inc.	24,093	1,075

		4,829

Apparel & Textile Products - 0.6%
Fossil Group, Inc.*	13,293	922

Asset Management - 0.7%
Leucadia National Corp.	45,747	1,111

Banking - 6.1%
Bank of America Corp.	73,082	1,244
Citigroup, Inc.	44,983	2,485
Fifth Third Bancorp	55,122	1,147
JPMorgan Chase & Co.	48,977	3,319
Regions Financial Corp.	33,086	343
Wells Fargo & Co.	23,098	1,299

		9,837

Biotechnology & Pharmaceuticals - 8.8%
AbbVie, Inc.	14,546	977
Amgen, Inc.	12,848	1,972
Gilead Sciences, Inc.	22,860	2,677
Johnson & Johnson	34,446	3,357
Merck & Co., Inc.	41,697	2,374
Pfizer, Inc.	85,533	2,868

		14,225

Chemicals - 2.7%
Avery Dennison Corp.	17,223	1,049
Dow Chemical (The) Co.	29,387	1,504
International Flavors & Fragrances, Inc.	3,025	331
LyondellBasell Industries N.V., Class A	14,064	1,456

		4,340

Commercial Services - 0.6%
H&R Block, Inc.	33,860	1,004

Consumer Products - 6.2%
Altria Group, Inc.	38,037	1,860
Archer-Daniels-Midland Co.	25,460	1,228
Campbell Soup Co.	23,016	1,097
Clorox (The) Co.	10,842	1,128
Coca-Cola (The) Co.	10,253	402
Dr. Pepper Snapple Group, Inc.	15,501	1,130
Kimberly-Clark Corp.	125	13
PepsiCo, Inc.	23,360	2,181
Philip Morris International, Inc.	2,012	161
Procter & Gamble (The) Co.	11,532	902

		10,102

Containers & Packaging - 1.4%
3M Co.	8,206	1,266
International Paper Co.	22,428	1,068

		2,334

Distributors - Discretionary - 0.7%
Genuine Parts Co.	12,043	1,078

Electrical Equipment - 1.6%
Emerson Electric Co.	22,794	1,264
General Electric Co.	50,961	1,354

		2,618

Gaming, Lodging & Restaurants - 1.1%
Darden Restaurants, Inc.	17,504	1,244
McDonald’s Corp.	5,067	482

		1,726

Hardware - 7.6%
Apple, Inc.	59,307	7,439
Cisco Systems, Inc.	81,160	2,229
Hewlett-Packard Co.	44,135	1,324
Pitney Bowes, Inc.	45,915	955
Seagate Technology PLC	6,462	307

		12,254

Health Care Facilities & Services - 3.6%
Aetna, Inc.	12,481	1,591
Cardinal Health, Inc.	5,223	437
Cigna Corp.	10,277	1,665
UnitedHealth Group, Inc.	17,313	2,112

		5,805

Home & Office Products - 0.7%
Masco Corp.	39,169	1,045

Institutional Financial Services - 2.1%
Goldman Sachs Group (The), Inc.	8,791	1,836
Morgan Stanley	39,550	1,534

		3,370

Insurance - 3.9%
Aflac, Inc.	19,479	1,211
Allstate (The) Corp.	18,259	1,184
American International Group, Inc.	12,159	752

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5% continued
Insurance - 3.9% continued
Berkshire Hathaway, Inc., Class B*	9,177	$1,249
Hartford Financial Services Group (The), Inc.	27,512	1,144
Travelers (The) Cos., Inc.	6,846	662
XL Group PLC	1,640	61

		6,263

Iron & Steel - 0.2%
Nucor Corp.	8,932	393

Machinery - 2.1%
Dover Corp.	15,128	1,062
Illinois Tool Works, Inc.	13,459	1,235
Parker-Hannifin Corp.	9,465	1,101

		3,398

Media - 5.6%
Comcast Corp., Class A	4,913	295
Expedia, Inc.	7,799	853
Facebook, Inc., Class A*	6,175	530
Gannett Co., Inc.*	15,833	222
Google, Inc., Class A*	3,182	1,718
Omnicom Group, Inc.	15,413	1,071
Scripps Networks Interactive, Inc., Class A	10,040	656
TEGNA, Inc.	31,665	1,016
VeriSign, Inc.*	17,547	1,083
Viacom, Inc., Class B	18,510	1,196
Walt Disney (The) Co.	4,189	478

		9,118

Medical Equipment & Devices - 2.8%
Edwards Lifesciences Corp.*	8,376	1,193
Medtronic PLC	25,396	1,882
St. Jude Medical, Inc.	15,924	1,163
Waters Corp.*	2,357	303

		4,541

Metals & Mining - 0.1%
Newmont Mining Corp.	8,425	197

Oil, Gas & Coal - 8.0%
Cameron International Corp.*	21,281	1,114
Chevron Corp.	18,675	1,802
Exxon Mobil Corp.	49,446	4,114
Marathon Petroleum Corp.	24,055	1,258
National Oilwell Varco, Inc.	23,486	1,134
Noble Corp. PLC	62,380	960
Schlumberger Ltd.	70	6
Tesoro Corp.	12,821	1,082
Transocean Ltd.	6,933	112
Valero Energy Corp.	22,405	1,403

		12,985

Passenger Transportation - 0.8%
Delta Air Lines, Inc.	8,341	343
Southwest Airlines Co.	30,749	1,017

		1,360

Real Estate Investment Trusts - 2.0%
General Growth Properties, Inc.	6,879	176
Host Hotels & Resorts, Inc.	55,315	1,097
Kimco Realty Corp.	44,558	1,004
Macerich (The) Co.	13,306	993

		3,270

Retail - Consumer Staples - 3.2%
CVS Health Corp.	19,760	2,072
Kroger (The) Co.	15,417	1,118
Target Corp.	1,554	127
Wal-Mart Stores, Inc.	27,099	1,922

		5,239

Retail - Discretionary - 5.9%
Amazon.com, Inc.*	998	433
Bed Bath & Beyond, Inc.*	15,262	1,053
Best Buy Co., Inc.	31,217	1,018
Coach, Inc.	30,835	1,067
eBay, Inc.*	14,137	852
Gap (The), Inc.	28,287	1,080
Home Depot (The), Inc.	2,164	240
Kohl’s Corp.	16,853	1,055
Lowe’s Cos., Inc.	22,565	1,511
Macy’s, Inc.	18,485	1,247
Staples, Inc.	2,727	42

		9,598

Semiconductors - 2.6%
Intel Corp.	72,442	2,203
NVIDIA Corp.	52,185	1,050
QUALCOMM, Inc.	228	14
Xilinx, Inc.	20,372	900

		4,167

Software - 3.3%
CA, Inc.	34,394	1,007
Microsoft Corp.	94,079	4,154

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5% continued
Software - 3.3% continued
Oracle Corp.	5,799	$234

		5,395

Specialty Finance - 1.9%
Capital One Financial Corp.	11,164	982
Navient Corp.	55,432	1,009
Western Union (The) Co.	52,278	1,063

		3,054

Technology Services - 3.6%
Accenture PLC, Class A	16,560	1,603
Computer Sciences Corp.	16,662	1,094
International Business Machines Corp.	14,245	2,317
McGraw Hill Financial, Inc.	2,810	282
Teradata Corp.*	15,340	567

		5,863

Telecom - 2.2%
AT&T, Inc.	16,433	584
CenturyLink, Inc.	11,497	338
Verizon Communications, Inc.	57,032	2,658

		3,580

Transportation & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	16,740	1,044
Norfolk Southern Corp.	2,825	247

		1,291

Utilities - 3.0%
AES Corp.	56,530	750
Consolidated Edison, Inc.	17,679	1,023
Entergy Corp.	13,132	926
FirstEnergy Corp.	29,352	955
Public Service Enterprise Group, Inc.	29,137	1,144

		4,798

Total Common Stocks (Cost $157,001)		161,110

INVESTMENT COMPANIES - 0.3%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1)	433,632	434

Total Investment Companies (Cost $434)		434

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.05%, 10/8/15(2) (3)	$115	$115

Total Short-Term Investments (Cost $115)		115

Total Investments - 99.9% (Cost $157,550)		161,659

Other Assets less Liabilities - 0.1%		166

NET ASSETS - 100.0%		$161,825

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	Security pledged as collateral to cover margin requirements for open futures contracts.
(3)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-mini S&P 500	5	$514	Long	9/15	$(4)

At June 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.0%
Consumer Staples	9.4
Energy	8.1
Financials	16.2
Health Care	15.3
Industrials	10.4
Information Technology	19.7
Materials	3.7
Telecommunication Services	2.2
Utilities	3.0

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND continued	JUNE 30, 2015 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$161,110	$—	$—	$161,110
Investment Companies	434	—	—	434
Short Term Investments	—	115	—	115

Total Investments	$161,544	$115	$—	$161,659

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(4)	$—	$—	$(4)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At June 30, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$157,847

Gross tax appreciation of investments	$11,160
Gross tax depreciation of investments	(7,348)

Net tax appreciation of investments	$3,812

Transactions in affiliated investments for the three months ended June 30, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)		VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$1,272	$6,769	$7,607	$—	*	$434

*	Amount rounds to less than one thousand.

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY FUND	JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%
Aerospace & Defense - 2.0%
Precision Castparts Corp.	14,067	$2,812

Apparel & Textile Products - 1.1%
VF Corp.	22,472	1,567

Automotive - 2.0%
General Motors Co.	86,499	2,883

Banking - 10.6%
Citigroup, Inc.	90,324	4,990
JPMorgan Chase & Co.	81,597	5,529
Wells Fargo & Co.	81,848	4,603

		15,122

Biotechnology & Pharmaceuticals - 5.5%
Amgen, Inc.	9,040	1,388
Celgene Corp.*	15,664	1,813
Gilead Sciences, Inc.	26,670	3,122
Pfizer, Inc.	46,979	1,575

		7,898

Consumer Products - 3.3%
Church & Dwight Co., Inc.	16,484	1,337
Mondelez International, Inc., Class A	39,557	1,627
Procter & Gamble (The) Co.	21,520	1,684

		4,648

Electrical Equipment - 5.6%
Eaton Corp. PLC	34,038	2,297
General Electric Co.	150,135	3,989
Honeywell International, Inc.	16,330	1,665

		7,951

Gaming, Lodging & Restaurants - 4.6%
McDonald’s Corp.	15,605	1,484
Starbucks Corp.	55,472	2,974
Yum! Brands, Inc.	24,224	2,182

		6,640

Hardware - 7.6%
Apple, Inc.	58,778	7,372
EMC Corp.	129,401	3,415

		10,787

Health Care Facilities & Services - 6.3%
Catamaran Corp.*	57,318	3,501
Community Health Systems, Inc.*	19,657	1,238
Express Scripts Holding Co.*	47,571	4,231

		8,970

Institutional Financial Services - 1.3%
Intercontinental Exchange, Inc.	8,438	1,887

Insurance - 5.3%
American International Group, Inc.	39,819	2,462
CNO Financial Group, Inc.	79,402	1,457
MetLife, Inc.	65,600	3,673

		7,592

Iron & Steel - 1.3%
Nucor Corp.	42,539	1,875

Media - 8.4%
Comcast Corp., Class A	27,237	1,638
Google, Inc., Class A*	1,983	1,071
Google, Inc., Class C*	6,803	3,541
Twenty-First Century Fox, Inc., Class A	83,224	2,708
Walt Disney (The) Co.	26,861	3,066

		12,024

Medical Equipment & Devices - 5.7%
Baxter International, Inc.	50,099	3,503
Danaher Corp.	20,754	1,776
Zimmer Biomet Holdings, Inc.	26,115	2,853

		8,132

Oil, Gas & Coal - 7.8%
Apache Corp.	29,607	1,706
BP PLC ADR	58,262	2,328
Chevron Corp.	15,149	1,461
Exxon Mobil Corp.	27,550	2,292
National Oilwell Varco, Inc.	24,869	1,201
Schlumberger Ltd.	25,717	2,217

		11,205

Real Estate Investment Trusts - 1.2%
American Tower Corp.	17,920	1,672

Retail - Consumer Staples - 2.7%
CVS Health Corp.	36,732	3,852

Retail - Discretionary - 4.7%
Dick’s Sporting Goods, Inc.	47,246	2,446
Kohl’s Corp.	29,208	1,829
TJX (The) Cos., Inc.	36,459	2,412

		6,687

Semiconductors - 4.6%
Altera Corp.	28,153	1,441
NXP Semiconductors N.V.*	28,357	2,785

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Semiconductors - 4.6% continued
QUALCOMM, Inc.	37,826	$2,369

		6,595

Software - 4.5%
Activision Blizzard, Inc.	77,180	1,869
Oracle Corp.	43,422	1,750
Salesforce.com, Inc.*	39,956	2,782

		6,401

Technology Services - 1.0%
Teradata Corp.*	39,369	1,457

Transportation & Logistics - 0.8%
Norfolk Southern Corp.	12,941	1,130

Utilities - 1.2%
Exelon Corp.	55,493	1,744

Total Common Stocks (Cost $96,157)		141,531

INVESTMENT COMPANIES - 0.9%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1)	1,302,970	1,303

Total Investment Companies (Cost $1,303)		1,303

Total Investments - 100.0% (Cost $97,460)		142,834

Liabilities less Other Assets - 0.0%		(1)

NET ASSETS - 100.0%		$142,833

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	17.8%
Consumer Staples	6.0
Energy	7.9
Financials	18.6
Health Care	16.4
Industrials	9.7
Information Technology	21.1
Materials	1.3
Utilities	1.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$141,531	$—	$—	$141,531
Investment Companies	1,303	—	—	1,303

Total Investments	$142,834	$—	$—	$142,834

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At June 30, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$99,242

Gross tax appreciation of investments	$45,538
Gross tax depreciation of investments	(1,946)

Net tax appreciation of investments	$43,592

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

Transactions in affiliated investments for the three months ended June 30, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)		VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$1,818	$5,424	$5,939	$—	*	$1,303

*	Amount rounds to less than one thousand.

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND	JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%
Aerospace & Defense - 0.6%
General Dynamics Corp.	2,306	$327
Harris Corp.	693	53
Raytheon Co.	2,981	285

		665

Automotive - 0.4%
Visteon Corp.*	3,570	375

Banking - 11.0%
Citigroup, Inc.	87,933	4,858
JPMorgan Chase & Co.	21,152	1,433
US Bancorp	79,512	3,451
Wells Fargo & Co.	28,986	1,630

		11,372

Biotechnology & Pharmaceuticals - 9.4%
Johnson & Johnson	22,905	2,232
Merck & Co., Inc.	39,881	2,271
Pfizer, Inc.	153,441	5,145

		9,648

Chemicals - 1.5%
Albemarle Corp.	10,872	601
Avery Dennison Corp.	13,236	807
Cabot Corp.	4,487	167

		1,575

Commercial Services - 0.9%
ManpowerGroup, Inc.	10,018	895

Consumer Products - 3.1%
Archer-Daniels-Midland Co.	29,364	1,416
Energizer Holdings, Inc.	518	68
Pilgrim’s Pride Corp.	29,031	667
Procter & Gamble (The) Co.	13,235	1,035

		3,186

Consumer Services - 0.9%
Aaron’s, Inc.	6,355	230
Graham Holdings Co., Class B	615	661

		891

Containers & Packaging - 1.6%
Aptargroup, Inc.	375	24
Bemis Co., Inc.	17,055	768
MeadWestvaco Corp.	1,253	59
Sonoco Products Co.	17,969	770

		1,621

Design, Manufacturing & Distribution - 1.5%
Arrow Electronics, Inc.*	13,508	754
Avnet, Inc.	17,995	740
Jabil Circuit, Inc.	1,532	32

		1,526

Distributors - Consumer Staples - 0.9%
Bunge Ltd.	10,743	943

Distributors - Discretionary - 0.6%
Ingram Micro, Inc., Class A*	9,306	233
Tech Data Corp.*	6,690	385

		618

Electrical Equipment - 2.5%
General Electric Co.	60,536	1,608
Ingersoll-Rand PLC	13,890	937

		2,545

Engineering & Construction Services - 0.5%
Fluor Corp.	10,419	552

Forest & Paper Products - 0.0%
Domtar Corp.	410	17

Gaming, Lodging & Restaurants - 0.9%
Darden Restaurants, Inc.	13,339	948

Hardware - 4.3%
ARRIS Group, Inc.*	16,183	495
Cisco Systems, Inc.	16,220	445
Corning, Inc.	5,706	113
EMC Corp.	14,760	390
Hewlett-Packard Co.	67,673	2,031
Lexmark International, Inc., Class A	9,326	412
NetApp, Inc.	11,168	353
Western Digital Corp.	2,097	164

		4,403

Health Care Facilities & Services - 6.1%
Aetna, Inc.	5,729	730
Anthem, Inc.	2,673	439
Cardinal Health, Inc.	11,968	1,001
CIGNA Corp.	5,280	855
Health Net, Inc.*	552	36
Humana, Inc.	3,290	629
UnitedHealth Group, Inc.	20,882	2,548

		6,238

Home & Office Products - 0.9%
NVR, Inc.*	565	757

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9% continued
Home & Office Products - 0.9% continued
Stanley Black & Decker, Inc.	1,253	$132

		889

Institutional Financial Services - 2.8%
Goldman Sachs Group (The), Inc.	10,091	2,107
State Street Corp.	10,789	831

		2,938

Insurance - 10.2%
Allied World Assurance Co. Holdings A.G.	15,092	652
American International Group, Inc.	68,795	4,253
Aspen Insurance Holdings Ltd.	450	22
Assurant, Inc.	12,018	805
Assured Guaranty Ltd.	1,347	32
Axis Capital Holdings Ltd.	11,972	639
Berkshire Hathaway, Inc., Class B*	11,317	1,540
Everest Re Group Ltd.	4,806	875
Lincoln National Corp.	2,409	143
RenaissanceRe Holdings Ltd.	5,874	596
Validus Holdings Ltd.	670	29
Voya Financial, Inc.	18,804	874

		10,460

Iron & Steel - 0.0%
Nucor Corp.	1,122	49

Machinery - 2.4%
AGCO Corp.	740	42
Caterpillar, Inc.	4,753	403
Dover Corp.	11,165	784
Joy Global, Inc.	849	31
Lincoln Electric Holdings, Inc.	10,789	657
Parker-Hannifin Corp.	600	70
SPX Corp.	6,829	494

		2,481

Manufactured Goods - 0.0%
Timken (The) Co.	1,054	39

Media - 0.8%
Twenty-First Century Fox, Inc., Class A	25,707	837

Medical Equipment & Devices - 1.5%
Abbott Laboratories	12,880	632
Agilent Technologies, Inc.	3,926	152
Medtronic PLC	1,056	78
PerkinElmer, Inc.	696	37
St. Jude Medical, Inc.	8,722	637

		1,536

Oil, Gas & Coal - 9.6%
Baker Hughes, Inc.	3,813	235
Cameron International Corp.*	386	20
Chesapeake Energy Corp.	58,662	655
Chevron Corp.	18,707	1,805
ConocoPhillips	27,815	1,708
Denbury Resources, Inc.	3,032	19
EP Energy Corp., Class A*	75,514	961
Helmerich & Payne, Inc.	12,059	849
HollyFrontier Corp.	21,481	917
National Oilwell Varco, Inc.	8,837	427
Occidental Petroleum Corp.	13,030	1,014
Oil States International, Inc.*	335	13
Patterson-UTI Energy, Inc.	475	9
Valero Energy Corp.	20,355	1,274

		9,906

Passenger Transportation - 0.3%
Copa Holdings S.A., Class A	3,492	288

Real Estate Investment Trusts - 3.0%
Columbia Property Trust, Inc.	27,497	675
Host Hotels & Resorts, Inc.	39,175	777
Post Properties, Inc.	14,195	772
ProLogis, Inc.	2,561	95
Rayonier, Inc.	29,061	742

		3,061

Retail - Consumer Staples - 4.1%
Big Lots, Inc.	3,970	178
CVS Health Corp.	9,771	1,025
Dollar General Corp.	11,381	885
Target Corp.	5,463	446
Wal-Mart Stores, Inc.	24,290	1,723

		4,257

Retail - Discretionary - 3.3%
Abercrombie & Fitch Co., Class A	2,309	50
Bed Bath & Beyond, Inc.*	11,234	775
Best Buy Co., Inc.	20,923	682
Coach, Inc.	1,736	60
Dillard’s, Inc., Class A	279	29
GameStop Corp., Class A	1,911	82
Kohl’s Corp.	12,200	764

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9% continued
Retail - Discretionary - 3.3% continued
Macy’s, Inc.	3,437	$232
Staples, Inc.	46,986	719

		3,393

Semiconductors - 0.4%
Intel Corp.	13,898	423
Vishay Intertechnology, Inc.	734	8

		431

Software - 1.0%
CA, Inc.	27,341	801
Microsoft Corp.	5,273	233

		1,034

Specialty Finance - 1.7%
CIT Group, Inc.	18,320	852
Fidelity National Information Services, Inc.	2,307	142
Navient Corp.	39,266	715

		1,709

Technology Services - 2.5%
Amdocs Ltd.	869	47
Computer Sciences Corp.	12,591	827
DST Systems, Inc.	7,296	919
Teradata Corp.*	16,738	619
Xerox Corp.	10,758	115

		2,527

Telecom - 2.5%
AT&T, Inc.	48,978	1,740
CenturyLink, Inc.	26,958	792

		2,532

Transportation & Logistics - 1.4%
FedEx Corp.	8,309	1,416

Utilities - 3.8%
AGL Resources, Inc.	17,330	807
American Electric Power Co., Inc.	10,032	531
Consolidated Edison, Inc.	6,483	375
Edison International	8,004	445
Entergy Corp.	11,808	832
Public Service Enterprise Group, Inc.	23,897	939

		3,929

Total Common Stocks (Cost $92,663)		101,730

RIGHTS - 0.0%
Real Estate Investment Trusts - 0.0%
Property Development Centers LLC (Contingent Value Rights)*	24,083	1

Retail - Consumer Staples - 0.0%
Casa Ley (Contingent Value Rights)*	24,083	25

Total Rights (Cost $25)		26

INVESTMENT COMPANIES - 1.0%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (1)	1,045,673	1,046

Total Investment Companies (Cost $1,046)		1,046

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.04%, 10/8/15(2) (3)	$120	$120

Total Short-Term Investments (Cost $120)		120

Total Investments - 100.0% (Cost $93,854)		102,922

Liabilities less Other Assets - 0.0%		(32)

NET ASSETS - 100.0%		$102,890

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	Security pledged as collateral to cover margin requirements for open futures contracts.
(3)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2015, the Fund had open futures contracts as follows :

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-mini S&P 500	12	$1,233	Long	9/15	$(12)

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND continued	JUNE 30, 2015 (UNAUDITED)

At June 30, 2015, the industry sectors for the Fund were :

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	8.6%
Consumer Staples	6.8
Energy	9.7
Financials	28.9
Health Care	17.1
Industrials	8.8
Information Technology	10.5
Materials	3.2
Telecommunication Services	2.5
Utilities	3.9

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summrizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$101,730	$—	$—	$101,730
Rights(1)	—	26	—	26
Investment Companies	1,046	—	—	1,046
Short-Term Investments	—	120	—	120

Total Investments	$102,776	$146	$—	$102,922

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(12)	$—	$—	$(12)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At June 30, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$93,897

Gross tax appreciation of investments	$12,793
Gross tax depreciation of investments	(3,768)

Net tax appreciation of investments	$9,025

Transactions in affiliated investments for the three months ended June 30, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)		VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$1,083	$2,625	$2,662	$—	*	$1,046

*	Amount rounds to less than one thousand.

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND	JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7%
Aerospace & Defense - 1.5%
AAR Corp.	4,040	$129
Aerojet Rocketdyne Holdings, Inc.*	13,130	271
Aerovironment, Inc.*	4,498	117
Astronics Corp.*	3,781	268
Astronics Corp., Class B*	508	36
Breeze-Eastern Corp.*	6,249	72
Ducommun, Inc.*	2,969	76
Esterline Technologies Corp.*	4,581	437
HEICO Corp.	9,996	583
KLX, Inc.*	7,500	331
LMI Aerospace, Inc.*	1,614	16
Moog, Inc., Class A*	6,229	440
Orbital ATK, Inc.	4,256	312
Sevcon, Inc.*	529	5
SIFCO Industries, Inc.	452	7
Smith & Wesson Holding Corp.*	7,981	132
Sturm Ruger & Co., Inc.	2,743	158
TASER International, Inc.*	7,716	257
Teledyne Technologies, Inc.*	5,412	571
Woodward, Inc.	9,894	544

		4,762

Apparel & Textile Products - 1.2%
Albany International Corp., Class A	4,100	163
Cherokee, Inc.	379	11
Columbia Sportswear Co.	3,738	226
Crocs, Inc.*	10,100	149
Deckers Outdoor Corp.*	4,484	323
Delta Apparel, Inc.*	8,425	120
G-III Apparel Group Ltd.*	9,374	659
Iconix Brand Group, Inc.*	9,786	244
Movado Group, Inc.	3,392	92
Oxford Industries, Inc.	2,840	248
Perry Ellis International, Inc.*	2,565	61
Quiksilver, Inc.*	1,229	1
Steven Madden Ltd.*	10,227	438
Superior Uniform Group, Inc.	7,446	123
Tumi Holdings, Inc.*	6,900	142
Unifi, Inc.*	2,501	84
Weyco Group, Inc.	3,333	99
Wolverine World Wide, Inc.	15,644	446

		3,629

Asset Management - 0.7%
Artisan Partners Asset Management, Inc., Class A	3,200	149
Ashford, Inc.*	188	16
Calamos Asset Management, Inc., Class A	1,934	24
Cohen & Steers, Inc.	3,162	108
Diamond Hill Investment Group, Inc.	979	195
Financial Engines, Inc.	7,102	302
GAMCO Investors, Inc., Class A	2,528	174
Janus Capital Group, Inc.	22,003	377
NorthStar Asset Management Group, Inc.	7,755	143
Pzena Investment Management, Inc., Class A	4,185	46
Safeguard Scientifics, Inc.*	2,893	56
Siebert Financial Corp.*	919	2
StoneCastle Financial Corp.	3,800	65
Virtus Investment Partners, Inc.	957	127
Westwood Holdings Group, Inc.	472	28
WisdomTree Investments, Inc.	13,123	288

		2,100

Automotive - 1.1%
Actuant Corp., Class A	8,655	200
American Axle & Manufacturing Holdings, Inc.*	9,246	193
Cooper Tire & Rubber Co.	8,598	291
Cooper-Standard Holding, Inc.*	2,128	131
Dana Holding Corp.	22,023	453
Dorman Products, Inc.*	6,199	295
Gentherm, Inc.*	4,948	272
Methode Electronics, Inc.	7,485	205
Miller Industries, Inc.	3,593	72
Modine Manufacturing Co.*	7,383	79
Motorcar Parts of America, Inc.*	2,700	81
Remy International, Inc.	5,233	116
Standard Motor Products, Inc.	4,252	149
Strattec Security Corp.	520	36
Superior Industries International, Inc.	4,781	88
Tenneco, Inc.*	8,361	480
TriMas Corp.*	6,186	183

		3,324

Banking - 8.4%
1st Source Corp.	5,138	175
Access National Corp.	6,511	127
Alliance Bancorp, Inc. of Pennsylvania	393	9
American National Bankshares, Inc.	2,691	64
Ameris Bancorp	1,586	40
Ames National Corp.	2,553	64

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Banking - 8.4% continued
Anchor BanCorp Wisconsin, Inc.*	1,300	$49
Arrow Financial Corp.	3,247	88
Associated Banc-Corp	21,000	426
Astoria Financial Corp.	11,005	152
Banc of California, Inc.	784	11
BancFirst Corp.	1,121	73
Banco Latinoamericano de Comercio Exterior S.A.	3,663	118
Bancorp (The), Inc.*	1,364	13
BancorpSouth, Inc.	13,605	350
Bank Mutual Corp.	5,265	40
Bank of Hawaii Corp.	5,555	370
Bank of Marin Bancorp	1,700	86
Bank of South Carolina Corp.	100	2
Bank of the Ozarks, Inc.	9,974	456
BankFinancial Corp.	1,696	20
Bankwell Financial Group, Inc.*	1,000	18
Banner Corp.	2,556	123
Bar Harbor Bankshares	2,805	99
BB&T Corp.	977	39
BBCN Bancorp, Inc.	13,174	195
BCB Bancorp, Inc.	498	6
Beneficial Bancorp, Inc.*	9,524	119
Berkshire Bancorp, Inc.	121	1
Berkshire Hills Bancorp, Inc.	9,320	265
BofI Holding, Inc.*	2,028	214
Boston Private Financial Holdings, Inc.	6,472	87
Bridge Capital Holdings*	600	18
Brookline Bancorp, Inc.	11,512	130
Bryn Mawr Bank Corp.	5,045	152
California First National Bancorp	1,606	22
Camden National Corp.	2,684	104
Cape Bancorp, Inc.	949	9
Capital City Bank Group, Inc.	4,034	62
Capitol Federal Financial, Inc.	16,871	203
Cardinal Financial Corp.	1,123	24
Cascade Bancorp*	5,601	29
Cathay General Bancorp	10,765	349
CenterState Banks, Inc.	504	7
Century Bancorp, Inc., Class A	2,370	96
Chemical Financial Corp.	4,679	155
Cheviot Financial Corp.	634	9
Chicopee Bancorp, Inc.	784	13
Citizens & Northern Corp.	737	15
City Holding Co.	2,692	133
Clifton Bancorp, Inc.	2,693	38
CoBiz Financial, Inc.	1,539	20
Columbia Banking System, Inc.	7,242	236
Commercial National Financial Corp.	121	3
Community Bank System, Inc.	5,379	203
Community Trust Bancorp, Inc.	2,737	95
ConnectOne Bancorp, Inc.	5,252	113
Customers Bancorp, Inc.*	2,100	56
CVB Financial Corp.	13,421	236
Dime Community Bancshares, Inc.	2,717	46
Eagle Bancorp, Inc.*	4,471	197
Enterprise Bancorp, Inc.	596	14
Enterprise Financial Services Corp.	753	17
ESSA Bancorp, Inc.	677	9
EverBank Financial Corp.	8,675	170
Farmers Capital Bank Corp.*	603	17
FCB Financial Holdings, Inc., Class A*	1,150	37
Fidelity Southern Corp.	1,690	29
Financial Institutions, Inc.	3,621	90
First Bancorp	1,469	25
First Bancorp, Inc.	2,935	57
First Busey Corp.	14,364	94
First Citizens BancShares, Inc., Class A	1,320	347
First Clover Leaf Financial Corp.	167	2
First Commonwealth Financial Corp.	7,400	71
First Community Bancshares, Inc.	4,619	84
First Defiance Financial Corp.	1,591	60
First Financial Bancorp	7,257	130
First Financial Bankshares, Inc.	9,721	337
First Financial Corp.	2,631	94
First Financial Northwest, Inc.	685	9
First Interstate BancSystem, Inc., Class A	2,100	58
First Merchants Corp.	4,393	109
First Midwest Bancorp, Inc.	10,135	192
First NBC Bank Holding Co.*	100	4
First of Long Island (The) Corp.	3,634	101
First South Bancorp, Inc.	344	3
FirstMerit Corp.	22,803	475
Flushing Financial Corp.	4,464	94
FNB Corp.	23,029	330
Fox Chase Bancorp, Inc.	5,333	90
Fulton Financial Corp.	27,769	363
German American Bancorp, Inc.	333	10
Glacier Bancorp, Inc.	10,929	322

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Banking - 8.4% continued
Great Southern Bancorp, Inc.	5,395	$227
Great Western Bancorp, Inc.	6,900	166
Guaranty Bancorp	832	14
Hancock Holding Co.	9,665	308
Hanmi Financial Corp.	4,753	118
Hawthorn Bancshares, Inc.	503	7
Heartland Financial USA, Inc.	2,910	108
Heritage Financial Corp.	1,031	18
Heritage Financial Group, Inc.	3,200	97
HF Financial Corp.	498	8
Hilltop Holdings, Inc.*	7,635	184
Hingham Institution for Savings	64	7
Home BancShares, Inc.	5,066	185
IBERIABANK Corp.	5,208	355
Independent Bank Corp.	3,654	171
Independent Bank Group, Inc.	1,500	64
International Bancshares Corp.	9,333	251
Investors Bancorp, Inc.	42,805	527
Kearny Financial Corp.*	11,285	126
Kentucky First Federal Bancorp	709	6
Lakeland Bancorp, Inc.	7,790	93
Lakeland Financial Corp.	1,099	48
Landmark Bancorp, Inc.	5,035	122
LegacyTexas Financial Group, Inc.	5,094	154
MainSource Financial Group, Inc.	1,125	25
MB Financial, Inc.	8,530	294
Merchants Bancshares, Inc.	2,628	87
Meridian Bancorp, Inc.*	1,775	24
Metro Bancorp, Inc.	3,572	93
Middleburg Financial Corp.	2,231	40
MidSouth Bancorp, Inc.	747	11
MidWestOne Financial Group, Inc.	455	15
MutualFirst Financial, Inc.	370	9
NASB Financial, Inc.	4,247	113
National Bank Holdings Corp., Class A	3,800	79
National Bankshares, Inc.	1,813	53
National Penn Bancshares, Inc.	15,488	175
NBT Bancorp, Inc.	5,123	134
Northeast Community Bancorp, Inc.	879	7
Northfield Bancorp, Inc.	7,895	119
Northrim BanCorp, Inc.	3,046	78
Northwest Bancshares, Inc.	9,828	126
Norwood Financial Corp.	2,082	61
OceanFirst Financial Corp.	5,243	98
OFG Bancorp	7,551	81
Ohio Valley Banc Corp.	704	16
Old National Bancorp	13,647	197
Oritani Financial Corp.	8,852	142
Pacific Continental Corp.	764	10
PacWest Bancorp	8,498	397
Park National Corp.	1,975	173
Peapack Gladstone Financial Corp.	504	11
Peoples Bancorp, Inc.	784	18
Peoples Financial Corp.	236	2
Peoples Financial Services Corp.	400	16
Pinnacle Financial Partners, Inc.	4,619	251
Popular, Inc.*	10,928	315
Preferred Bank	2,600	78
Premier Financial Bancorp, Inc.	804	12
PrivateBancorp, Inc.	10,231	407
Prosperity Bancshares, Inc.	8,424	486
Provident Financial Services, Inc.	9,015	171
Prudential Bancorp, Inc.	1,000	15
Pulaski Financial Corp.	639	8
QCR Holdings, Inc.	7,278	158
Renasant Corp.	2,524	82
Republic Bancorp, Inc., Class A	1,775	46
Republic First Bancorp, Inc.*	1,274	4
S&T Bancorp, Inc.	4,682	139
Sandy Spring Bancorp, Inc.	4,023	113
Seacoast Banking Corp. of Florida*	841	13
ServisFirst Bancshares, Inc.	2,200	83
Severn Bancorp, Inc.*	1,266	6
Shore Bancshares, Inc.*	677	6
SI Financial Group, Inc.	781	9
Sierra Bancorp	784	14
Simmons First National Corp., Class A	4,421	206
South State Corp.	6,351	483
Southern National Bancorp of Virginia, Inc.	655	7
Southside Bancshares, Inc.	3,556	104
Southwest Bancorp, Inc.	778	14
State Bank Financial Corp.	3,600	78
Sterling Bancorp	9,398	138
Stock Yards Bancorp, Inc.	2,680	101
Suffolk Bancorp	712	18
Sun Bancorp, Inc.*	289	6
Susquehanna Bancshares, Inc.	24,194	342
TCF Financial Corp.	19,900	331

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Banking - 8.4% continued
Texas Capital Bancshares, Inc.*	6,309	$393
Tompkins Financial Corp.	2,483	133
Towne Bank	1,435	23
TriCo Bancshares	2,898	70
TrustCo Bank Corp. NY	9,060	64
Trustmark Corp.	6,429	161
UMB Financial Corp.	4,897	279
Umpqua Holdings Corp.	30,405	547
Union Bankshares Corp.	4,848	113
United Bancorp, Inc.	498	4
United Bankshares, Inc.	8,263	332
United Community Banks, Inc.	5,916	123
United Financial Bancorp, Inc.	6,325	85
Univest Corp. of Pennsylvania	486	10
Valley National Bancorp	29,593	305
Washington Federal, Inc.	13,100	306
Washington Trust Bancorp, Inc.	3,368	133
Waterstone Financial, Inc.	3,658	48
Webster Financial Corp.	12,407	491
WesBanco, Inc.	2,816	96
West Bancorporation, Inc.	2,751	55
Westamerica Bancorporation	3,410	173
Western Alliance Bancorp*	13,176	445
Westfield Financial, Inc.	2,146	16
Wilshire Bancorp, Inc.	635	8
Wintrust Financial Corp.	6,574	351
WSFS Financial Corp.	8,290	227
Yadkin Financial Corp.*	3,969	83

		25,902

Biotechnology & Pharmaceuticals - 6.6%
ACADIA Pharmaceuticals, Inc.*	1,392	58
Aceto Corp.	4,966	122
Achillion Pharmaceuticals, Inc.*	12,530	111
Acorda Therapeutics, Inc.*	6,527	218
Adamas Pharmaceuticals, Inc.*	7,200	189
Advaxis, Inc.*	9,000	183
Aegerion Pharmaceuticals, Inc.*	5,144	98
Aerie Pharmaceuticals, Inc.*	2,300	41
Agenus, Inc.*	13,500	116
Agios Pharmaceuticals, Inc.*	2,057	229
Akorn, Inc.*	10,770	470
Albany Molecular Research, Inc.*	10,239	207
Alder Biopharmaceuticals, Inc.*	2,800	148
Aldeyra Therapeutics, Inc.*	3,844	30
AMAG Pharmaceuticals, Inc.*	2,900	200
Amicus Therapeutics, Inc.*	6,600	93
Anacor Pharmaceuticals, Inc.*	4,605	357
ANI Pharmaceuticals, Inc.*	1,400	87
Anika Therapeutics, Inc.*	5,946	196
Aratana Therapeutics, Inc.*	8,200	124
Ardelyx, Inc.*	4,600	73
Arena Pharmaceuticals, Inc.*	4,880	23
Array BioPharma, Inc.*	16,695	120
Assembly Biosciences, Inc.*	1,500	29
Asterias Biotherapeutics, Inc.*	2,800	13
Atara Biotherapeutics, Inc.*	2,100	111
Avalanche Biotechnologies, Inc.*	4,900	80
Bellicum Pharmaceuticals, Inc.*	2,700	57
BioCryst Pharmaceuticals, Inc.*	8,913	133
BioDelivery Sciences International, Inc.*	3,796	30
BioSpecifics Technologies Corp.*	4,352	225
Blueprint Medicines Corp.*	3,400	90
Cambrex Corp.*	21,175	930
Celladon Corp.*	6,100	8
Celldex Therapeutics, Inc.*	7,628	192
Cellular Biomedicine Group, Inc.*	5,700	214
Chimerix, Inc.*	4,000	185
Clovis Oncology, Inc.*	6,101	536
Coherus Biosciences, Inc.*	4,300	124
Concert Pharmaceuticals, Inc.*	5,500	82
CorMedix, Inc.*	3,500	14
Curis, Inc.(1) *	68	—
Depomed, Inc.*	12,841	276
Dicerna Pharmaceuticals, Inc.*	4,600	64
Dipexium Pharmaceuticals, Inc.*	5,400	69
Dyax Corp.*	3,415	90
Dynavax Technologies Corp.*	5,976	140
Eagle Pharmaceuticals, Inc.*	1,473	119
Egalet Corp.*	4,600	66
Emergent BioSolutions, Inc.*	7,707	254
Enanta Pharmaceuticals, Inc.*	2,700	121
Epizyme, Inc.*	6,400	154
Five Prime Therapeutics, Inc.*	5,100	127
Flexion Therapeutics, Inc.*	2,700	59
Furiex Pharmaceuticals, Inc.(2) *	2,700	—
Heron Therapeutics, Inc.*	9,717	303
Heska Corp.*	5,340	159
Horizon Pharma PLC*	8,400	292

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Biotechnology & Pharmaceuticals - 6.6% continued
Ignyta, Inc.*	7,000	$106
Immune Design Corp.*	2,700	56
ImmunoGen, Inc.*	12,985	187
Immunomedics, Inc.*	17,691	72
Impax Laboratories, Inc.*	11,856	544
Infinity Pharmaceuticals, Inc.*	17,491	191
Inovio Pharmaceuticals, Inc.*	9,528	78
Insmed, Inc.*	7,206	176
Insys Therapeutics, Inc.*	6,100	219
Intersect ENT, Inc.*	600	17
Intra-Cellular Therapies, Inc.*	4,000	128
Keryx Biopharmaceuticals, Inc.*	1,071	11
KYTHERA Biopharmaceuticals, Inc.*	3,748	282
La Jolla Pharmaceutical Co.*	5,700	140
Lannett Co., Inc.*	11,920	708
Lexicon Pharmaceuticals, Inc.*	267	2
Ligand Pharmaceuticals, Inc.*	6,536	659
Lion Biotechnologies, Inc.*	3,100	28
MacroGenics, Inc.*	3,200	121
MannKind Corp.*	32,350	184
Medicines (The) Co.*	8,396	240
Merrimack Pharmaceuticals, Inc.*	11,799	146
Mirati Therapeutics, Inc.*	3,000	94
Momenta Pharmaceuticals, Inc.*	11,687	267
Natural Alternatives International, Inc.*	714	4
Nature’s Sunshine Products, Inc.	6,803	94
Nektar Therapeutics*	14,112	176
Neurocrine Biosciences, Inc.*	1,840	88
NewLink Genetics Corp.*	2,700	119
Northwest Biotherapeutics, Inc.*	3,100	31
Novavax, Inc.*	32,259	359
Nutraceutical International Corp.*	2,012	50
Ohr Pharmaceutical, Inc.*	7,500	19
Omega Protein Corp.*	930	13
Omeros Corp.*	2,800	50
OncoMed Pharmaceuticals, Inc.*	4,300	97
Orexigen Therapeutics, Inc.*	37,837	187
Osiris Therapeutics, Inc.*	9,064	176
Otonomy, Inc.*	3,800	87
Pacira Pharmaceuticals, Inc.*	5,019	355
PDL BioPharma, Inc.	21,289	137
Pernix Therapeutics Holdings, Inc.*	2,500	15
Pfenex, Inc.*	2,300	45
Phibro Animal Health Corp., Class A	4,200	164
POZEN, Inc.*	10,722	111
Prestige Brands Holdings, Inc.*	8,150	377
Progenics Pharmaceuticals, Inc.*	2,253	17
ProQR Therapeutics N.V.*	2,600	43
Prothena Corp. PLC*	3,500	184
PTC Therapeutics, Inc.*	3,013	145
Raptor Pharmaceutical Corp.*	14,629	231
Repligen Corp.*	4,075	168
Repros Therapeutics, Inc.*	10,567	76
Retrophin, Inc.*	3,400	113
Revance Therapeutics, Inc.*	3,700	118
Sagent Pharmaceuticals, Inc.*	3,147	76
Sangamo BioSciences, Inc.*	13,883	154
Sarepta Therapeutics, Inc.*	10,200	310
SciClone Pharmaceuticals, Inc.*	10,447	103
Sorrento Therapeutics, Inc.*	12,300	217
Spectrum Pharmaceuticals, Inc.*	2,516	17
Stemline Therapeutics, Inc.*	3,700	44
Sucampo Pharmaceuticals, Inc., Class A*	11,225	184
Supernus Pharmaceuticals, Inc.*	6,400	109
Tetraphase Pharmaceuticals, Inc.*	3,534	168
TG Therapeutics, Inc.*	14,900	247
TherapeuticsMD, Inc.*	8,400	66
Theravance Biopharma, Inc.*	6,300	82
Tokai Pharmaceuticals, Inc.*	3,900	52
Tonix Pharmaceuticals Holding Corp.*	6,500	58
USANA Health Sciences, Inc.*	3,291	450
Vanda Pharmaceuticals, Inc.*	8,398	107
Verastem, Inc.*	6,600	50
Versartis, Inc.*	6,300	96
Vitae Pharmaceuticals, Inc.*	500	7
Vital Therapies, Inc.*	7,700	162
Xencor, Inc.*	1,800	40
XenoPort, Inc.*	10,100	62
Zafgen, Inc.*	3,300	114
ZIOPHARM Oncology, Inc.*	12,646	152

		20,471

Chemicals - 2.0%
A. Schulman, Inc.	5,239	229
American Vanguard Corp.	3,978	55
Axiall Corp.	9,864	356
Balchem Corp.	4,069	227
Cabot Corp.	9,000	336
Calgon Carbon Corp.	8,874	172

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Chemicals - 2.0% continued
Chemtura Corp.*	13,188	$373
Ferro Corp.*	15,608	262
FutureFuel Corp.	3,099	40
Globe Specialty Metals, Inc.	9,714	172
H.B. Fuller Co.	7,146	290
Hawkins, Inc.	2,592	105
Innophos Holdings, Inc.	3,706	195
Innospec, Inc.	6,040	272
Intrepid Potash, Inc.*	54	1
KMG Chemicals, Inc.	5,116	130
Koppers Holdings, Inc.	371	9
Kraton Performance Polymers, Inc.*	4,387	105
Kronos Worldwide, Inc.	700	8
Landec Corp.*	2,900	42
LSB Industries, Inc.*	2,867	117
Materion Corp.	3,830	135
Minerals Technologies, Inc.	4,882	333
Oil-Dri Corp. of America	198	6
Olin Corp.	12,486	336
OM Group, Inc.	3,292	111
OMNOVA Solutions, Inc.*	1,673	12
PolyOne Corp.	792	31
Polypore International, Inc.*	5,991	359
Quaker Chemical Corp.	3,688	328
Sensient Technologies Corp.	6,885	470
Stepan Co.	4,145	224
Synalloy Corp.	100	1
Tronox Ltd., Class A	7,900	115
Valhi, Inc.	3,000	17
WD-40 Co.	3,853	336

		6,310

Commercial Services - 2.5%
ABM Industries, Inc.	9,119	300
Advisory Board (The) Co.*	5,845	319
AMN Healthcare Services, Inc.*	5,340	169
ARC Document Solutions, Inc.*	2,826	21
Ascent Capital Group, Inc., Class A*	2,552	109
Barrett Business Services, Inc.	931	34
Brady Corp., Class A	6,847	169
Brink’s (The) Co.	8,355	246
CBIZ, Inc.*	9,321	90
CDI Corp.	1,448	19
CEB, Inc.	5,339	465
Cimpress N.V.*	4,785	403
Collectors Universe, Inc.	10,069	201
Computer Task Group, Inc.	1,924	15
CorVel Corp.*	4,792	153
CRA International, Inc.*	2,923	81
Cross Country Healthcare, Inc.*	6,341	80
Deluxe Corp.	7,139	443
Ennis, Inc.	4,935	92
Franklin Covey Co.*	938	19
FTI Consulting, Inc.*	5,057	209
G&K Services, Inc., Class A	3,677	254
GP Strategies Corp.*	3,784	126
Hackett Group (The), Inc.	2,440	33
Healthcare Services Group, Inc.	11,075	366
HMS Holdings Corp.*	10,591	182
Huron Consulting Group, Inc.*	2,940	206
Information Services Group, Inc.	2,762	13
Innodata, Inc.*	1,821	5
Insperity, Inc.	4,201	214
Intersections, Inc.*	576	2
Kelly Services, Inc., Class A	5,204	80
Kforce, Inc.	5,901	135
Korn/Ferry International	5,548	193
LifeLock, Inc.*	11,000	180
Multi-Color Corp.	3,177	203
National Research Corp., Class A	7,143	101
Navigant Consulting, Inc.*	7,304	109
On Assignment, Inc.*	7,815	307
RPX Corp.*	4,900	83
RR Donnelley & Sons Co.	7,001	122
Sotheby’s	9,471	428
SP Plus Corp.*	4,582	120
TrueBlue, Inc.*	4,950	148
UniFirst Corp.	2,693	301
Viad Corp.	4,615	125
Volt Information Sciences, Inc.*	2,603	25

		7,698

Construction Materials - 0.6%
Apogee Enterprises, Inc.	7,220	380
Deltic Timber Corp.	1,741	118
Headwaters, Inc.*	13,026	237
Louisiana-Pacific Corp.*	19,536	333
Trex Co., Inc.*	7,220	357
United States Lime & Minerals, Inc.	1,792	104
Universal Forest Products, Inc.	3,261	170

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Construction Materials - 0.6% continued
US Concrete, Inc.*	1,700	$64

		1,763

Consumer Products - 2.3%
Adecoagro S.A.*	13,083	121
Alico, Inc.	1,171	53
B&G Foods, Inc.	9,154	261
Boston Beer (The) Co., Inc., Class A*	1,312	304
Boulder Brands, Inc.*	1,403	10
Bridgford Foods Corp.*	366	4
Cal-Maine Foods, Inc.	6,014	314
Central Garden & Pet Co., Class A*	4,215	48
Clearwater Paper Corp.*	3,285	188
Coca-Cola Bottling Co. Consolidated	1,647	249
Craft Brew Alliance, Inc.*	7,309	81
Darling Ingredients, Inc.*	27,052	397
Dean Foods Co.	11,800	191
Diamond Foods, Inc.*	874	27
Elizabeth Arden, Inc.*	1,373	20
Farmer Bros. Co.*	6,714	158
Female Health (The) Co.*	935	2
Fresh Del Monte Produce, Inc.	4,800	186
Golden Enterprises, Inc.	454	2
Helen of Troy Ltd.*	4,426	431
HRG Group, Inc.*	12,640	164
Inter Parfums, Inc.	5,015	170
J&J Snack Foods Corp.	3,011	333
Lancaster Colony Corp.	2,533	230
Lifeway Foods, Inc.*	296	6
National Beverage Corp.*	2,891	65
Nu Skin Enterprises, Inc., Class A	7,800	368
Orchids Paper Products Co.	486	12
Post Holdings, Inc.*	7,862	424
Revlon, Inc., Class A*	486	18
Sanderson Farms, Inc.	2,818	212
Seaboard Corp.*	59	212
Seneca Foods Corp., Class A*	296	8
Snyder’s-Lance, Inc.	6,361	205
Spectrum Brands Holdings, Inc.	3,320	339
Tejon Ranch Co.*	2,839	73
Tootsie Roll Industries, Inc.	5,993	194
TreeHouse Foods, Inc.*	6,086	493
United-Guardian, Inc.	492	9
Universal Corp.	3,656	209
Vector Group Ltd.	11,422	268
Wausau Paper Corp.	3,875	35

		7,094

Consumer Services - 0.8%
Aaron’s, Inc.	9,691	351
American Public Education, Inc.*	3,261	84
Bridgepoint Education, Inc.*	766	7
Bright Horizons Family Solutions, Inc.*	4,200	243
Capella Education Co.	3,206	172
DeVry Education Group, Inc.	9,476	284
Grand Canyon Education, Inc.*	7,469	317
K12, Inc.*	8,771	111
Matthews International Corp., Class A	5,424	288
Medifast, Inc.*	486	16
Nutrisystem, Inc.	2,400	60
Regis Corp.*	9,337	147
Rent-A-Center, Inc.	7,274	206
Strayer Education, Inc.*	1,599	69

		2,355

Containers & Packaging - 0.6%
AEP Industries, Inc.*	2,337	129
Berry Plastics Group, Inc.*	16,932	548
Graphic Packaging Holding Co.	44,010	613
Greif, Inc., Class A	4,300	154
KapStone Paper and Packaging Corp.	11,023	255
Myers Industries, Inc.	3,563	68
Tredegar Corp.	6,333	140

		1,907

Design, Manufacturing & Distribution - 0.2%
Benchmark Electronics, Inc.*	6,403	140
CTS Corp.	7,009	135
Fabrinet*	1,400	26
Plexus Corp.*	4,853	213
Sanmina Corp.*	12,459	251
Transcat, Inc.*	83	1

		766

Distributors - Consumer Staples - 0.2%
Andersons (The), Inc.	4,634	181
Calavo Growers, Inc.	506	26
Core-Mark Holding Co., Inc.	2,719	161
United Natural Foods, Inc.*	6,711	427

		795

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Distributors - Discretionary - 0.8%
Bassett Furniture Industries, Inc.	2,800	$79
ePlus, Inc.*	4,023	308
Essendant, Inc.	7,330	288
FTD Cos., Inc.*	3,676	104
Insight Enterprises, Inc.*	7,266	217
PC Connection, Inc.	3,986	99
PCM, Inc.*	957	10
Pool Corp.	6,930	486
ScanSource, Inc.*	4,915	187
SYNNEX Corp.	4,586	336
Tech Data Corp.*	5,891	339
Wayside Technology Group, Inc.	1,540	30

		2,483

Electrical Equipment - 1.5%
AAON, Inc.	8,899	200
American Science & Engineering, Inc.	1,603	70
Argan, Inc.	4,143	167
Badger Meter, Inc.	3,638	231
Bel Fuse, Inc., Class B	4,607	95
Belden, Inc.	7,350	597
Chase Corp.	456	18
Checkpoint Systems, Inc.	1,062	11
Cognex Corp.	11,341	545
Compx International, Inc.(1)	1	—
CyberOptics Corp.*	2,396	24
ESCO Technologies, Inc.	3,661	137
Espey Manufacturing & Electronics Corp.	7,582	197
FARO Technologies, Inc.*	4,638	217
Generac Holdings, Inc.*	9,807	390
General Cable Corp.	3,600	71
GSI Group, Inc.*	6,297	95
Houston Wire & Cable Co.	1,868	19
Itron, Inc.*	4,656	160
Kimball Electronics, Inc.*	2,647	39
Landauer, Inc.	100	4
Littelfuse, Inc.	2,893	275
LSI Industries, Inc.	447	4
Mesa Laboratories, Inc.	1,780	158
MOCON, Inc.	6,104	97
NL Industries, Inc.*	1,244	9
Nortek, Inc.*	840	70
Orion Energy Systems, Inc.*	1,232	3
OSI Systems, Inc.*	2,675	189
Powell Industries, Inc.	2,864	101
Preformed Line Products Co.	2,103	79
Stoneridge, Inc.*	967	11
Watts Water Technologies, Inc., Class A	4,543	236

		4,519

Engineering & Construction Services - 0.9%
Comfort Systems USA, Inc.	7,128	164
Dycom Industries, Inc.*	7,089	417
EMCOR Group, Inc.	9,326	446
EnerNOC, Inc.*	6,400	62
Exponent, Inc.	5,924	265
Granite Construction, Inc.	6,973	248
Great Lakes Dredge & Dock Corp.*	3,860	23
Installed Building Products, Inc.*	500	12
Integrated Electrical Services, Inc.*	1,326	9
KBR, Inc.	20,200	394
Kratos Defense & Security Solutions, Inc.*	382	2
MasTec, Inc.*	7,770	154
Mistras Group, Inc.*	1,000	19
MYR Group, Inc.*	2,461	76
Orion Marine Group, Inc.(1) *	17	—
PowerSecure International, Inc.*	4,764	70
Primoris Services Corp.	1,900	38
Team, Inc.*	3,639	147
TRC Cos., Inc.*	1,872	19
Tutor Perini Corp.*	3,200	69
VSE Corp.	1,504	81
Willbros Group, Inc.*	20,503	26

		2,741

Forest & Paper Products - 0.4%
Domtar Corp.	8,626	357
Mercer International, Inc.*	2,700	37
Neenah Paper, Inc.	6,458	381
PH Glatfelter Co.	9,381	206
Resolute Forest Products, Inc.*	9,547	107
Schweitzer-Mauduit International, Inc.	6,359	254

		1,342

Gaming, Lodging & Restaurants - 3.2%
Belmond Ltd., Class A*	13,233	165
Biglari Holdings, Inc.*	565	234
BJ’s Restaurants, Inc.*	3,146	152
Bloomin’ Brands, Inc.	18,600	397
Bob Evans Farms, Inc.	4,493	229
Boyd Gaming Corp.*	10,608	159

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Gaming, Lodging & Restaurants - 3.2% continued
Brinker International, Inc.	1,599	$92
Buffalo Wild Wings, Inc.*	2,850	447
Carrols Restaurant Group, Inc.*	1,340	14
Cheesecake Factory (The), Inc.	7,476	408
Choice Hotels International, Inc.	2,777	151
Churchill Downs, Inc.	2,354	294
Cracker Barrel Old Country Store, Inc.	3,159	471
Denny’s Corp.*	12,983	151
Diamond Resorts International, Inc.*	4,800	151
DineEquity, Inc.	2,714	269
El Pollo Loco Holdings, Inc.*	2,600	54
Famous Dave’s of America, Inc.*	2,260	45
Fiesta Restaurant Group, Inc.*	3,647	182
Flanigan’s Enterprises, Inc.	2,992	74
Frisch’s Restaurants, Inc.	3,052	103
Interval Leisure Group, Inc.	6,864	157
Isle of Capri Casinos, Inc.*	9,591	174
Jack in the Box, Inc.	8,141	718
Kona Grill, Inc.*	5,919	115
Krispy Kreme Doughnuts, Inc.*	10,279	198
La Quinta Holdings, Inc.*	14,000	320
Lakes Entertainment, Inc.*	1,500	14
Luby’s, Inc.*	1,256	6
Marriott Vacations Worldwide Corp.	3,841	352
Monarch Casino & Resort, Inc.*	902	19
Morgans Hotel Group Co.*	4,958	33
Nathan’s Famous, Inc.	1,599	59
Papa John’s International, Inc.	6,745	510
Penn National Gaming, Inc.*	10,700	196
Pinnacle Entertainment, Inc.*	8,507	317
Popeyes Louisiana Kitchen, Inc.*	3,901	234
Red Lion Hotels Corp.*	1,092	8
Red Robin Gourmet Burgers, Inc.*	6,396	549
Ruby Tuesday, Inc.*	9,297	58
Ruth’s Hospitality Group, Inc.	3,140	51
Scientific Games Corp., Class A*	8,698	135
Shake Shack, Inc., Class A*	2,200	133
Sonic Corp.	11,945	344
Texas Roadhouse, Inc.	9,766	366
Wendy’s (The) Co.	35,870	405
Zoe’s Kitchen, Inc.*	2,200	90

		9,803

Hardware - 2.9%
3D Systems Corp.*	16,300	318
ADTRAN, Inc.	9,610	156
Alliance Fiber Optic Products, Inc.	6,511	121
ARRIS Group, Inc.*	13,249	405
Astro-Med, Inc.	4,203	60
AVX Corp.	2,900	39
CalAmp Corp.*	3,700	68
Ciena Corp.*	14,004	332
Communications Systems, Inc.	1,661	17
Comtech Telecommunications Corp.	3,412	99
Cray, Inc.*	4,011	118
Daktronics, Inc.	10,312	122
Datalink Corp.*	7,004	63
Diebold, Inc.	9,099	318
Digimarc Corp.*	2,445	110
DTS, Inc.*	2,000	61
Eastman Kodak Co.*	6,300	106
Electronics For Imaging, Inc.*	6,940	302
Emerson Radio Corp.	792	1
Extreme Networks, Inc.*	5,620	15
FEI Co.	6,421	533
Finisar Corp.*	15,277	273
Gigamon, Inc.*	3,300	109
Harmonic, Inc.*	7,261	50
Identiv, Inc.*	3,900	23
Immersion Corp.*	8,207	104
Imprivata, Inc.*	5,300	87
Infinera Corp.*	17,105	359
InterDigital, Inc.	5,883	335
Ixia*	7,324	91
Knowles Corp.*	11,900	215
Kopin Corp.*	6,814	24
KVH Industries, Inc.*	6,291	85
Lexmark International, Inc., Class A	9,396	415
Loral Space & Communications, Inc.*	2,176	137
Multi-Fineline Electronix, Inc.*	2,400	52
NETGEAR, Inc.*	5,066	152
NetScout Systems, Inc.*	6,175	226
Numerex Corp., Class A*	1,861	16
PAR Technology Corp.*	3,554	17
PC-Tel, Inc.	1,240	9
Plantronics, Inc.	6,395	360
Polycom, Inc.*	16,657	191
QLogic Corp.*	12,200	173
Qumu Corp.*	2,327	19

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Hardware - 2.9% continued
Rovi Corp.*	12,494	$199
Ruckus Wireless, Inc.*	6,100	63
Silicon Graphics International Corp.*	697	5
Sonus Networks, Inc.*	3,745	26
Stratasys Ltd.*	7,400	259
Super Micro Computer, Inc.*	4,954	147
Synaptics, Inc.*	5,028	436
TiVo, Inc.*	15,546	158
TransAct Technologies, Inc.	376	3
TTM Technologies, Inc.*	2,107	21
Ubiquiti Networks, Inc.	2,670	85
Universal Electronics, Inc.*	1,472	73
UTStarcom Holdings Corp.(1) *	18	—
VeriFone Systems, Inc.*	2,456	83
ViaSat, Inc.*	6,412	386
Vishay Precision Group, Inc.*	576	9
VOXX International Corp.*	924	8

		8,847

Health Care Facilities & Services - 3.1%
AAC Holdings, Inc.*	1,600	70
Acadia Healthcare Co., Inc.*	4,712	369
Addus HomeCare Corp.*	6,203	173
Air Methods Corp.*	6,255	259
Alliance HealthCare Services, Inc.*	7,135	133
Almost Family, Inc.*	4,730	189
Amedisys, Inc.*	1,500	60
Amsurg Corp.*	6,348	444
Bio-Reference Laboratories, Inc.*	5,380	222
BioScrip, Inc.*	4,789	17
Capital Senior Living Corp.*	3,698	91
Charles River Laboratories International, Inc.*	3,948	278
Chemed Corp.	3,790	497
Civitas Solutions, Inc.*	3,900	83
Digirad Corp.	1,868	8
Ensign Group (The), Inc.	4,397	225
ExamWorks Group, Inc.*	7,481	293
Genesis Healthcare, Inc.*	13,027	86
Hanger, Inc.*	4,907	115
HealthEquity, Inc.*	1,150	37
HealthSouth Corp.	11,547	532
Healthways, Inc.*	5,340	64
Independence Holding Co.	906	12
IPC Healthcare, Inc.*	2,929	162
Kindred Healthcare, Inc.	11,963	243
LHC Group, Inc.*	3,091	118
LifePoint Health, Inc.*	5,976	520
Magellan Health, Inc.*	4,468	313
Medcath Corp.(2) *	7,953	—
Molina Healthcare, Inc.*	4,439	312
National HealthCare Corp.	3,270	213
OvaScience, Inc.*	5,200	150
Owens & Minor, Inc.	9,779	332
PAREXEL International Corp.*	8,481	545
PharMerica Corp.*	6,938	231
Premier, Inc., Class A*	4,400	169
Providence Service (The) Corp.*	5,213	231
Select Medical Holdings Corp.	9,396	152
Team Health Holdings, Inc.*	9,489	620
Triple-S Management Corp., Class B*	6,718	172
U.S. Physical Therapy, Inc.	3,815	209
Universal American Corp.*	3,300	33
WellCare Health Plans, Inc.*	6,760	573

		9,555

Home & Office Products - 1.6%
ACCO Brands Corp.*	10,993	85
American Woodmark Corp.*	3,676	202
AV Homes, Inc.*	4,383	63
Beazer Homes USA, Inc.*	3,167	63
Blount International, Inc.*	5,882	64
Cavco Industries, Inc.*	2,736	206
Century Communities, Inc.*	3,800	76
CSS Industries, Inc.	3,983	120
Flexsteel Industries, Inc.	5,235	226
Griffon Corp.	6,955	111
Herman Miller, Inc.	8,523	246
HNI Corp.	7,276	372
Hooker Furniture Corp.	5,247	132
Hovnanian Enterprises, Inc., Class A*	1,553	4
Interface, Inc.	8,313	208
iRobot Corp.*	3,561	113
KB Home	8,439	140
Kimball International, Inc., Class B	3,596	44
Knoll, Inc.	7,414	186
La-Z-Boy, Inc.	8,302	219
Libbey, Inc.	1,900	78
Lifetime Brands, Inc.	5,662	84
M/I Homes, Inc.*	5,374	133

EQUITY FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Home & Office Products - 1.6% continued
Masonite International Corp.*	4,200	$294
MDC Holdings, Inc.	7,131	214
Meritage Homes Corp.*	5,355	252
NACCO Industries, Inc., Class A	1,393	85
Nobility Homes, Inc.*	858	9
PGT, Inc.*	600	9
Quanex Building Products Corp.	4,167	89
Ryland Group (The), Inc.	6,715	311
St. Joe (The) Co.*	6,632	103
Standard Pacific Corp.*	20,989	187
Stanley Furniture Co., Inc.*	1,290	4
Steelcase, Inc., Class A	11,889	225
Taylor Morrison Home Corp., Class A*	2,500	51
Virco Manufacturing Corp.*	1,642	5
WCI Communities, Inc.*	2,498	61
William Lyon Homes, Class A*	2,100	54

		5,128

Industrial Services - 0.4%
Applied Industrial Technologies, Inc.	6,542	259
DXP Enterprises, Inc.*	3,230	150
Electro Rent Corp.	1,834	20
Furmanite Corp.*	8,654	70
H&E Equipment Services, Inc.	3,385	68
Kaman Corp.	4,233	177
TAL International Group, Inc.*	3,530	112
Titan Machinery, Inc.*	784	11
Watsco, Inc.	3,861	478
Wesco Aircraft Holdings, Inc.*	1,300	20

		1,365

Institutional Financial Services - 0.7%
BGC Partners, Inc., Class A	20,853	182
Cowen Group, Inc., Class A*	9,100	58
Evercore Partners, Inc., Class A	3,986	215
FBR & Co.*	3,130	72
GFI Group, Inc.*	9,604	57
Greenhill & Co., Inc.	3,206	133
Interactive Brokers Group, Inc., Class A	7,792	324
INTL. FCStone, Inc.*	4,146	138
Investment Technology Group, Inc.	9,773	242
Moelis & Co., Class A	2,500	72
Piper Jaffray Cos.*	2,661	116
Stifel Financial Corp.*	9,348	540

		2,149

Insurance - 2.7%
Ambac Financial Group, Inc.*	5,019	84
American Equity Investment Life Holding Co.	9,118	246
AMERISAFE, Inc.	3,553	167
AmTrust Financial Services, Inc.	5,177	339
Argo Group International Holdings Ltd.	5,120	285
Aspen Insurance Holdings Ltd.	35	2
Atlantic American Corp.	6,801	25
Baldwin & Lyons, Inc., Class B	3,255	75
Citizens, Inc.*	11,582	86
CNO Financial Group, Inc.	27,191	499
Crawford & Co., Class B	15,633	132
Donegal Group, Inc., Class A	1,541	23
eHealth, Inc.*	5,909	75
EMC Insurance Group, Inc.	8,302	208
Employers Holdings, Inc.	6,440	147
Endurance Specialty Holdings Ltd.	5,151	338
Enstar Group Ltd.*	310	48
FBL Financial Group, Inc., Class A	2,016	116
First Acceptance Corp.*	2,799	9
GAINSCO, Inc.*	714	10
Global Indemnity PLC*	491	14
Greenlight Capital Re Ltd., Class A*	3,962	116
Hallmark Financial Services, Inc.*	792	9
Hanover Insurance Group (The), Inc.	6,677	494
Horace Mann Educators Corp.	3,961	144
Infinity Property & Casualty Corp.	2,592	197
Kansas City Life Insurance Co.	1,915	88
Kemper Corp.	5,349	206
Maiden Holdings Ltd.	3,175	50
MBIA, Inc.*	16,900	102
Meadowbrook Insurance Group, Inc.	1,250	11
Mercury General Corp.	3,099	172
Montpelier Re Holdings Ltd.	9,104	360
National General Holdings Corp.	2,700	56
National Interstate Corp.	2,933	80
National Western Life Insurance Co., Class A	516	124
Navigators Group (The), Inc.*	1,385	107
OneBeacon Insurance Group Ltd., Class A	5,157	75
Phoenix (The) Cos., Inc.*	271	5
Primerica, Inc.	7,555	345
ProAssurance Corp.	7,100	328
Radian Group, Inc.	23,933	449
RenaissanceRe Holdings Ltd.	1,964	199

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Insurance - 2.7% continued
RLI Corp.	6,250	$321
Safety Insurance Group, Inc.	2,481	143
Selective Insurance Group, Inc.	5,900	166
StanCorp Financial Group, Inc.	5,355	405
Symetra Financial Corp.	10,296	249
Third Point Reinsurance Ltd.*	3,700	55
Unico American Corp.*	114	1
United Fire Group, Inc.	4,826	158
Universal Insurance Holdings, Inc.	3,732	90

		8,233

Iron & Steel - 0.5%
AK Steel Holding Corp.*	14,900	58
Carpenter Technology Corp.	7,200	278
Cliffs Natural Resources, Inc.	12,300	53
Commercial Metals Co.	15,654	252
Haynes International, Inc.	2,380	117
Northwest Pipe Co.*	4,399	90
Olympic Steel, Inc.	756	13
Shiloh Industries, Inc.*	1,511	19
SunCoke Energy, Inc.	7,900	103
TimkenSteel Corp.	5,400	146
Universal Stainless & Alloy Products, Inc.*	2,583	51
Worthington Industries, Inc.	8,179	246

		1,426

Leisure Products - 0.8%
Arctic Cat, Inc.	3,673	122
Brunswick Corp.	13,408	682
Callaway Golf Co.	11,034	99
Drew Industries, Inc.	6,495	377
Johnson Outdoors, Inc., Class A	3,283	77
LeapFrog Enterprises, Inc.(1) *	300	—
Malibu Boats, Inc. Class A*	1,900	38
Marine Products Corp.	2,474	15
Nautilus, Inc.*	6,833	147
Thor Industries, Inc.	5,010	282
Vista Outdoor, Inc.*	9,500	427
Winnebago Industries, Inc.	4,584	108

		2,374

Machinery - 2.0%
Alamo Group, Inc.	1,136	62
Altra Industrial Motion Corp.	6,577	179
Astec Industries, Inc.	3,273	137
Briggs & Stratton Corp.	6,395	123
CIRCOR International, Inc.	2,701	147
ClearSign Combustion Corp.*	3,992	22
Columbus McKinnon Corp.	1,429	36
Curtiss-Wright Corp.	6,901	500
CVD Equipment Corp.*	1,675	19
Federal Signal Corp.	13,399	200
Franklin Electric Co., Inc.	6,818	220
Gorman-Rupp (The) Co.	5,060	142
Graham Corp.	2,479	51
Hardinge, Inc.	7,904	78
Hillenbrand, Inc.	9,114	280
Hollysys Automation Technologies Ltd.	7,757	186
Hurco Cos., Inc.	1,099	38
Hyster-Yale Materials Handling, Inc.	2,471	171
John Bean Technologies Corp.	3,841	144
Kadant, Inc.	3,099	146
Kennametal, Inc.	11,300	386
Key Technology, Inc.*	4,460	59
Lindsay Corp.	2,542	223
Magnetek, Inc.*	2,456	85
Manitowoc (The) Co., Inc.	19,400	380
MSA Safety, Inc.	3,821	185
MTS Systems Corp.	4,398	303
Mueller Water Products, Inc., Class A	18,221	166
Raven Industries, Inc.	5,698	116
Rexnord Corp.*	10,674	255
Rofin-Sinar Technologies, Inc.*	4,463	123
SL Industries, Inc.*	898	35
Standex International Corp.	3,027	242
Sun Hydraulics Corp.	3,572	136
Tennant Co.	2,874	188
Terex Corp.	14,900	346
Titan International, Inc.	985	11
Twin Disc, Inc.	646	12

		6,132

Manufactured Goods - 1.0%
Aegion Corp.*	4,311	82
AZZ, Inc.	5,360	278
Barnes Group, Inc.	7,925	309
Chart Industries, Inc.*	2,894	104
Dynamic Materials Corp.	1,090	12
Eastern (The) Co.	3,570	66
EnPro Industries, Inc.	4,069	233
Gibraltar Industries, Inc.*	1,544	31

EQUITY FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Manufactured Goods - 1.0% continued
Handy & Harman Ltd.*	2,349	$81
Insteel Industries, Inc.	1,921	36
LB Foster Co., Class A	1,705	59
Mueller Industries, Inc.	11,211	389
NCI Building Systems, Inc.*	5,202	78
Omega Flex, Inc.	487	18
Proto Labs, Inc.*	2,884	195
RBC Bearings, Inc.*	4,174	300
Rogers Corp.*	3,313	219
RTI International Metals, Inc.*	4,756	150
Simpson Manufacturing Co., Inc.	4,915	167
Valmont Industries, Inc.	3,300	392

		3,199

Media - 1.9%
Autobytel, Inc.*	8,325	133
Bankrate, Inc.*	2,600	27
Blucora, Inc.*	9,728	157
Crown Media Holdings, Inc., Class A*	3,852	17
Daily Journal Corp.*	420	82
DreamWorks Animation SKG, Inc., Class A*	8,914	235
Entercom Communications Corp., Class A*	6,026	69
Eros International PLC*	4,400	110
Everyday Health, Inc.*	3,700	47
EW Scripps (The) Co., Class A	4,600	105
Global Sources Ltd.*	13,172	92
GrubHub, Inc.*	11,000	375
HealthStream, Inc.*	4,793	146
HomeAway, Inc.*	13,900	433
Houghton Mifflin Harcourt Co.*	20,500	517
Journal Media Group, Inc.	1,340	11
Liberty TripAdvisor Holdings, Inc., Class A*	10,000	322
Marchex, Inc., Class B	1,195	6
Media General, Inc.*	11,792	195
Meredith Corp.	4,935	257
National CineMedia, Inc.	4,800	77
New Media Investment Group, Inc.	2,763	50
New York Times (The) Co., Class A	18,606	254
Nexstar Broadcasting Group, Inc., Class A	4,228	237
Orbitz Worldwide, Inc.*	2,851	33
Reis, Inc.	2,393	53
RetailMeNot, Inc.*	3,900	70
Rubicon Project (The), Inc.*	2,800	42
Saga Communications, Inc., Class A	892	34
Scholastic Corp.	3,821	169
Shutterfly, Inc.*	4,308	206
Shutterstock, Inc.*	1,385	81
Sinclair Broadcast Group, Inc., Class A	9,323	260
Time, Inc.	15,100	347
Travelzoo, Inc.*	1,381	16
Tribune Publishing Co.	4,800	75
TubeMogul, Inc.*	900	13
WebMD Health Corp.*	6,613	293
Wix.com Ltd.*	1,800	42
World Wrestling Entertainment, Inc., Class A	7,305	120
XO Group, Inc.*	642	10
Zillow Group, Inc., Class A*	196	17

		5,835

Medical Equipment & Devices - 4.4%
Abaxis, Inc.	3,516	181
ABIOMED, Inc.*	7,290	479
Accuray, Inc.*	8,883	60
Affymetrix, Inc.*	6,967	76
Align Technology, Inc.*	9,330	585
Alphatec Holdings, Inc.(1) *	44	—
Analogic Corp.	2,498	197
AngioDynamics, Inc.*	9,570	157
AtriCure, Inc.*	5,920	146
Atrion Corp.	564	221
BioTelemetry, Inc.*	1,296	12
Bovie Medical Corp.*	9,188	26
Bruker Corp.*	11,959	244
Cardiovascular Systems, Inc.*	5,935	157
Catalent, Inc.*	12,540	368
Cepheid, Inc.*	10,005	612
CONMED Corp.	4,726	275
CryoLife, Inc.	9,635	109
Cutera, Inc.*	5,244	81
Cyberonics, Inc.*	5,474	326
Cynosure, Inc., Class A*	7,464	288
Daxor Corp.	559	4
Derma Sciences, Inc.*	526	4
Endologix, Inc.*	7,841	120
Entellus Medical, Inc.*	300	8
Exact Sciences Corp.*	13,390	398
Exactech, Inc.*	7,017	146
Fluidigm Corp.*	3,800	92

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Medical Equipment & Devices - 4.4% continued
GenMark Diagnostics, Inc.*	2,100	$19
Genomic Health, Inc.*	2,563	71
Globus Medical, Inc., Class A*	7,368	189
Greatbatch, Inc.*	5,116	276
Haemonetics Corp.*	8,629	357
Halyard Health, Inc.*	6,400	259
Harvard Apparatus Regenerative Technology, Inc.*	481	1
Harvard Bioscience, Inc.*	2,139	12
HeartWare International, Inc.*	2,349	171
Hill-Rom Holdings, Inc.	7,904	429
ICU Medical, Inc.*	2,971	284
Inogen, Inc.*	2,000	89
Insulet Corp.*	7,771	241
Integra LifeSciences Holdings Corp.*	3,716	250
Invacare Corp.	2,900	63
IRIDEX Corp.*	100	1
K2M Group Holdings, Inc.*	2,000	48
LeMaitre Vascular, Inc.	12,940	156
Luminex Corp.*	6,080	105
Masimo Corp.*	8,216	318
Meridian Bioscience, Inc.	4,943	92
Merit Medical Systems, Inc.*	8,203	177
MiMedx Group, Inc.*	11,900	138
Misonix, Inc.*	8,539	81
Myriad Genetics, Inc.*	11,404	388
Natus Medical, Inc.*	10,126	431
Neogen Corp.*	4,803	228
NuVasive, Inc.*	9,287	440
NxStage Medical, Inc.*	4,920	70
OraSure Technologies, Inc.*	13,059	70
Orthofix International N.V.*	4,628	153
Quidel Corp.*	6,422	147
Rockwell Medical, Inc.*	1,089	18
RTI Surgical, Inc.*	4,064	26
Sequenom, Inc.*	25,624	78
Span-America Medical Systems, Inc.	2,334	43
Sparton Corp.*	845	23
Spectranetics (The) Corp.*	5,840	134
STERIS Corp.	7,592	489
SurModics, Inc.*	5,707	134
Symmetry Surgical, Inc.*	2,474	22
T2 Biosystems, Inc.*	4,300	70
Thoratec Corp.*	7,523	335
Tornier N.V.*	1,300	33
Utah Medical Products, Inc.	2,417	144
Vascular Solutions, Inc.*	5,129	178
West Pharmaceutical Services, Inc.	10,969	637
Wright Medical Group, Inc.*	5,544	146

		13,636

Metals & Mining - 0.5%
Century Aluminum Co.*	700	7
Compass Minerals International, Inc.	4,800	394
Encore Wire Corp.	3,061	135
Harsco Corp.	10,281	170
Hecla Mining Co.	46,000	121
Horsehead Holding Corp.*	8,783	103
Kaiser Aluminum Corp.	2,620	218
Stillwater Mining Co.*	16,100	187
US Silica Holdings, Inc.	6,200	182

		1,517

Oil, Gas & Coal - 3.4%
Adams Resources & Energy, Inc.	2,547	114
Alon USA Energy, Inc.	6,068	115
Approach Resources, Inc.*	417	3
Atwood Oceanics, Inc.	7,800	206
Basic Energy Services, Inc.*	1,061	8
Bill Barrett Corp.*	300	3
Bonanza Creek Energy, Inc.*	2,900	53
Bristow Group, Inc.	4,984	266
C&J Energy Services Ltd.*	550	7
Callon Petroleum Co.*	6,556	55
CARBO Ceramics, Inc.	2,600	108
Carrizo Oil & Gas, Inc.*	8,702	428
Clayton Williams Energy, Inc.*	1,810	119
Clean Energy Fuels Corp.*	19,076	107
Cloud Peak Energy, Inc.*	8,022	37
Contango Oil & Gas Co.*	2,503	31
Dawson Geophysical Co.*	481	2
Delek US Holdings, Inc.	7,852	289
Denbury Resources, Inc.	43,700	278
Diamondback Energy, Inc.*	4,672	352
Dril-Quip, Inc.*	4,800	361
Energy XXI Ltd.(1)	1	—
EnLink Midstream LLC	3,534	110
Evolution Petroleum Corp.	7,531	50
Exterran Holdings, Inc.	7,455	243
Flotek Industries, Inc.*	5,840	73

EQUITY FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Oil, Gas & Coal - 3.4% continued
Forum Energy Technologies, Inc.*	7,967	$162
Geospace Technologies Corp.*	389	9
Goodrich Petroleum Corp.*	300	1
Gran Tierra Energy, Inc.*	1,600	5
Gulf Island Fabrication, Inc.	557	6
Gulfmark Offshore, Inc., Class A	6,074	70
Halcon Resources Corp.(1) *	379	—
Helix Energy Solutions Group, Inc.*	12,405	157
Independence Contract Drilling, Inc.*	1,323	12
Isramco, Inc.*	1,670	230
Laredo Petroleum, Inc.*	7,200	91
LinnCo LLC	582	5
Matador Resources Co.*	8,000	200
Matrix Service Co.*	4,414	81
McDermott International, Inc.*	30,300	162
MRC Global, Inc.*	14,600	225
Murphy USA, Inc.*	6,800	380
Natural Gas Services Group, Inc.*	5,112	117
Newpark Resources, Inc.*	14,428	117
NOW, Inc.*	15,800	315
Oasis Petroleum, Inc.*	11,100	176
Oil States International, Inc.*	3,900	145
Panhandle Oil and Gas, Inc., Class A	7,430	154
Par Petroleum Corp.*	2,200	41
Parsley Energy, Inc., Class A*	7,172	125
Patterson-UTI Energy, Inc.	14,000	263
PBF Energy, Inc., Class A	6,700	190
PDC Energy, Inc.*	5,135	275
Peabody Energy Corp.	34,600	76
Penn Virginia Corp.*	1,000	4
PetroQuest Energy, Inc.*	701	1
PHI, Inc. (Non Voting)*	4,130	124
Pioneer Energy Services Corp.*	232	1
PrimeEnergy Corp.*	1,172	67
Resolute Energy Corp.*	8,853	9
Ring Energy, Inc.*	5,200	58
Rosetta Resources, Inc.*	7,500	174
Rowan Cos. PLC, Class A	15,300	323
Sanchez Energy Corp.*	600	6
SandRidge Energy, Inc.*	40,700	36
SEACOR Holdings, Inc.*	2,670	189
SemGroup Corp., Class A	6,055	481
Stone Energy Corp.*	1,085	14
Synergy Resources Corp.*	8,900	102
Tesco Corp.	10,038	109
TETRA Technologies, Inc.*	700	4
Thermon Group Holdings, Inc.*	4,055	98
Tidewater, Inc.	5,600	127
Triangle Petroleum Corp.*	538	3
Ultra Petroleum Corp.*	18,700	234
Unit Corp.*	5,600	152
VAALCO Energy, Inc.*	5,057	11
Western Refining, Inc.	8,643	377
Westmoreland Coal Co.*	1,478	31
World Fuel Services Corp.	8,579	411
WPX Energy, Inc.*	20,500	252

		10,606

Passenger Transportation - 0.3%
Allegiant Travel Co.	2,850	507
Era Group, Inc.*	5,600	115
Hawaiian Holdings, Inc.*	6,695	159
Republic Airways Holdings, Inc.*	1,411	13
SkyWest, Inc.	4,600	69

		863

Real Estate - 0.3%
Alexander & Baldwin, Inc.	6,008	237
Consolidated-Tomoka Land Co.	2,014	116
Forestar Group, Inc.*	6,948	91
FRP Holdings, Inc.*	1,470	48
Griffin Industrial Realty, Inc.	763	24
Kennedy-Wilson Holdings, Inc.	12,827	315
RE/MAX Holdings, Inc., Class A	2,100	74
Resource America, Inc., Class A	1,852	16
Stratus Properties, Inc.*	114	2
Trinity Place Holdings, Inc.*	978	8

		931

Real Estate Investment Trusts - 7.5%
Acadia Realty Trust	10,162	296
AG Mortgage Investment Trust, Inc.	6,199	107
Agree Realty Corp.	4,967	145
Alexander’s, Inc.	740	303
Altisource Residential Corp.	5,300	89
American Assets Trust, Inc.	4,170	163
American Capital Mortgage Investment Corp.	4,100	66
American Residential Properties, Inc.	6,784	125
Apollo Commercial Real Estate Finance, Inc.	6,839	112

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Real Estate Investment Trusts - 7.5% continued
Apollo Residential Mortgage, Inc.	3,313	$49
Arbor Realty Trust, Inc.	16,404	111
Ares Commercial Real Estate Corp.	4,939	56
Armada Hoffler Properties, Inc.	5,662	57
ARMOUR Residential REIT, Inc.	44,202	124
Ashford Hospitality Prime, Inc.	3,624	54
Ashford Hospitality Trust, Inc.	17,177	145
Associated Estates Realty Corp.	7,332	210
Blackstone Mortgage Trust, Inc., Class A	8,325	232
Bluerock Residential Growth REIT, Inc.	5,200	66
Brandywine Realty Trust	23,615	314
BRT Realty Trust*	16,141	113
Campus Crest Communities, Inc.	11,469	64
Capstead Mortgage Corp.	11,804	131
CareTrust REIT, Inc.	6,523	83
CatchMark Timber Trust, Inc. Class A	4,055	47
Cedar Realty Trust, Inc.	15,352	98
Chambers Street Properties	34,694	276
Chatham Lodging Trust	4,682	124
Cherry Hill Mortgage Investment Corp.	2,777	45
Chesapeake Lodging Trust	7,584	231
CIM Commercial Trust Corp.(1)	8	—
Colony Capital, Inc., Class A	15,374	348
CorEnergy Infrastructure Trust, Inc.	6,500	41
CoreSite Realty Corp.	2,655	121
Corporate Office Properties Trust	10,995	259
Cousins Properties, Inc.	31,604	328
CubeSmart	23,343	541
CyrusOne, Inc.	4,970	146
CYS Investments, Inc.	23,800	184
DCT Industrial Trust, Inc.	11,805	371
DiamondRock Hospitality Co.	31,950	409
DuPont Fabros Technology, Inc.	9,806	289
Dynex Capital, Inc.	7,458	57
EastGroup Properties, Inc.	4,559	256
Education Realty Trust, Inc.	7,189	225
Ellington Residential Mortgage REIT	3,313	47
Empire State Realty Trust, Inc., Class A	14,100	241
EPR Properties	9,302	510
Equity Commonwealth (New York Exchange)*	10,618	273
Equity One, Inc.	9,892	231
Excel Trust, Inc.	5,373	85
FelCor Lodging Trust, Inc.	14,752	146
First Industrial Realty Trust, Inc.	15,829	296
First Potomac Realty Trust	10,217	105
First Real Estate Investment Trust	205	4
Franklin Street Properties Corp.	13,600	154
GEO Group (The), Inc.	13,799	471
Getty Realty Corp.	6,733	110
Gladstone Commercial Corp.	7,455	123
Gramercy Property Trust, Inc.	3,159	74
Gyrodyne Co. of America, Inc.	2,260	7
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,162	83
Hatteras Financial Corp.	14,800	241
Healthcare Realty Trust, Inc.	13,827	322
Hersha Hospitality Trust	5,572	143
Highwoods Properties, Inc.	11,590	463
Hudson Pacific Properties, Inc.	10,105	287
InfraREIT, Inc.	4,200	119
Inland Real Estate Corp.	11,989	113
Invesco Mortgage Capital, Inc.	18,900	271
Investors Real Estate Trust	12,480	89
iStar Financial, Inc.*	9,657	129
JAVELIN Mortgage Investment Corp.	810	6
Kite Realty Group Trust	3,712	91
LaSalle Hotel Properties	14,823	526
Lexington Realty Trust	28,116	238
LTC Properties, Inc.	5,225	217
Mack-Cali Realty Corp.	13,300	245
Medical Properties Trust, Inc.	32,027	420
Monmouth Real Estate Investment Corp.	8,145	79
National Health Investors, Inc.	5,859	365
New Residential Investment Corp.	21,629	330
New Senior Investment Group, Inc.	8,190	109
New York Mortgage Trust, Inc.	10,279	77
New York REIT, Inc.	24,400	243
Newcastle Investment Corp.	7,829	35
One Liberty Properties, Inc.	4,482	95
Orchid Island Capital, Inc.	8,384	94
Parkway Properties, Inc.	8,321	145
Pebblebrook Hotel Trust	11,320	485
Pennsylvania Real Estate Investment Trust	8,751	187
PennyMac Mortgage Investment Trust	7,754	135
Physicians Realty Trust	8,148	125
Post Properties, Inc.	7,388	402
Potlatch Corp.	5,634	199
PS Business Parks, Inc.	2,373	171
QTS Realty Trust, Inc., Class A	2,028	74

EQUITY FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Real Estate Investment Trusts - 7.5% continued
RAIT Financial Trust	20,494	$125
Ramco-Gershenson Properties Trust	9,661	158
Redwood Trust, Inc.	10,356	163
Resource Capital Corp.	21,158	82
Retail Opportunity Investments Corp.	10,305	161
Rexford Industrial Realty, Inc.	8,241	120
RLJ Lodging Trust	18,707	557
Rouse Properties, Inc.	5,126	84
Ryman Hospitality Properties, Inc.	6,640	353
Sabra Health Care REIT, Inc.	7,741	199
Saul Centers, Inc.	2,458	121
Select Income REIT	1,706	35
Silver Bay Realty Trust Corp.	4,967	81
Sotherly Hotels, Inc.	474	3
Sovran Self Storage, Inc.	5,364	466
STAG Industrial, Inc.	8,021	160
Strategic Hotels & Resorts, Inc.*	41,633	505
Summit Hotel Properties, Inc.	8,325	108
Sun Communities, Inc.	6,053	374
Sunstone Hotel Investors, Inc.	29,454	442
Terreno Realty Corp.	4,130	81
UMH Properties, Inc.	17,011	167
Universal Health Realty Income Trust	3,277	152
Urstadt Biddle Properties, Inc., Class A	3,584	67
Washington Real Estate Investment Trust	8,539	222
Western Asset Mortgage Capital Corp.	6,646	98
Whitestone REIT	4,981	65
Winthrop Realty Trust	8,956	136
WP GLIMCHER, Inc.	3,385	46
ZAIS Financial Corp.	3,313	54

		23,226

Recreational Facilities & Services - 0.5%
AMC Entertainment Holdings, Inc., Class A	2,300	71
Bowl America, Inc., Class A	492	7
Carmike Cinemas, Inc.*	3,169	84
International Speedway Corp., Class A	4,864	178
Marcus (The) Corp.	2,393	46
RCI Hospitality Holdings, Inc.*	6,118	73
Reading International, Inc., Class A*	3,095	43
SeaWorld Entertainment, Inc.	9,300	172
Speedway Motorsports, Inc.	4,958	112
Steiner Leisure Ltd.*	2,590	139
Town Sports International Holdings, Inc.*	3,071	9
Vail Resorts, Inc.	5,441	594

		1,528

Renewable Energy - 0.5%
Advanced Energy Industries, Inc.*	9,514	261
Canadian Solar, Inc.*	7,500	214
EnerSys	6,028	424
Green Plains, Inc.	4,016	111
Pacific Ethanol, Inc.*	5,400	56
Renewable Energy Group, Inc.*	4,652	54
REX American Resources Corp.*	5,419	345
Solazyme, Inc.*	9,910	31
SunPower Corp.*	7,214	205
Ultralife Corp.*	846	3

		1,704

Retail - Consumer Staples - 0.9%
Big Lots, Inc.	7,582	341
Casey’s General Stores, Inc.	7,151	685
Five Below, Inc.*	7,400	292
Fred’s, Inc., Class A	6,146	118
Fresh Market (The), Inc.*	5,565	179
Ingles Markets, Inc., Class A	3,985	190
PriceSmart, Inc.	2,958	270
SpartanNash Co.	5,891	192
SUPERVALU, Inc.*	33,695	273
Village Super Market, Inc., Class A	1,347	43
Weis Markets, Inc.	3,694	156

		2,739

Retail - Discretionary - 3.9%
1-800-Flowers.com, Inc., Class A*	3,528	37
Abercrombie & Fitch Co., Class A	9,900	213
American Eagle Outfitters, Inc.	30,800	530
America’s Car-Mart, Inc.*	2,435	120
ANN, Inc.*	10,020	484
Asbury Automotive Group, Inc.*	5,337	484
Ascena Retail Group, Inc.*	17,800	296
Barnes & Noble, Inc.*	4,200	109
Beacon Roofing Supply, Inc.*	7,140	237
Big 5 Sporting Goods Corp.	694	10
Blue Nile, Inc.*	3,560	108
BlueLinx Holdings, Inc.*	984	1
Boise Cascade Co.*	5,300	194
Books-A-Million, Inc.*	300	1
Buckle (The), Inc.	3,835	175

NORTHERN FUNDS QUARTERLY REPORT    17    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Retail - Discretionary - 3.9% continued
Build-A-Bear Workshop, Inc.*	3,714	$59
Builders FirstSource, Inc.*	2,104	27
Burlington Stores, Inc.*	11,300	579
Caleres, Inc.	7,783	247
Cato (The) Corp., Class A	3,389	131
Chico’s FAS, Inc.	20,900	348
Children’s Place (The), Inc.	3,835	251
Christopher & Banks Corp.*	2,477	10
Citi Trends, Inc.*	2,800	68
Conn’s, Inc.*	2,204	87
Destination Maternity Corp.	659	8
Ethan Allen Interiors, Inc.	5,242	138
Express, Inc.*	11,462	208
Finish Line (The), Inc., Class A	6,687	186
First Cash Financial Services, Inc.*	4,112	187
Flex Pharma, Inc.*	2,300	40
Francesca’s Holdings Corp.*	1,500	20
Gaiam, Inc., Class A*	642	4
Genesco, Inc.*	3,317	219
Group 1 Automotive, Inc.	3,988	362
Guess?, Inc.	8,400	161
Haverty Furniture Cos., Inc.	4,563	99
Hibbett Sports, Inc.*	4,852	226
HSN, Inc.	6,890	484
J.C. Penney Co., Inc.*	41,500	351
Kirkland’s, Inc.	4,152	116
Liquidity Services, Inc.*	1,251	12
Lithia Motors, Inc., Class A	3,304	374
Lumber Liquidators Holdings, Inc.*	4,077	84
MarineMax, Inc.*	2,500	59
Mattress Firm Holding Corp.*	2,349	143
Men’s Wearhouse (The), Inc.	6,971	447
Monro Muffler Brake, Inc.	4,372	272
New York & Co., Inc.*	817	2
Outerwall, Inc.	4,205	320
Overstock.com, Inc.*	3,891	88
Penske Automotive Group, Inc.	9,337	487
Pep Boys-Manny Moe & Jack (The)*	2,930	36
PetMed Express, Inc.	5,423	94
Pier 1 Imports, Inc.	10,098	128
Restoration Hardware Holdings, Inc.*	4,377	427
Rush Enterprises, Inc., Class A*	5,230	137
Select Comfort Corp.*	7,393	222
Shoe Carnival, Inc.	3,958	114
Sonic Automotive, Inc., Class A	7,550	180
Stage Stores, Inc.	6,537	115
Stein Mart, Inc.	3,174	33
Systemax, Inc.*	6,917	60
Tuesday Morning Corp.*	6,642	75
United Online, Inc.*	9,049	142
Vera Bradley, Inc.(1) *	32	—
Vitamin Shoppe, Inc.*	4,052	151
West Marine, Inc.*	788	8
Winmark Corp.	123	12
Zumiez, Inc.*	3,918	104

		11,941

Semiconductors - 3.0%
Advanced Micro Devices, Inc.*	83,000	199
Alpha & Omega Semiconductor Ltd.*	3,800	33
Ambarella, Inc.*	4,100	421
Amkor Technology, Inc.*	18,042	108
Brooks Automation, Inc.	9,782	112
Cabot Microelectronics Corp.*	2,636	124
Cascade Microtech, Inc.*	6,896	105
Cavium, Inc.*	7,261	500
CEVA, Inc.*	5,100	99
Cirrus Logic, Inc.*	11,133	379
Coherent, Inc.*	3,572	227
Cohu, Inc.	5,159	68
Cypress Semiconductor Corp.*	31,789	374
Diodes, Inc.*	5,263	127
DSP Group, Inc.*	2,416	25
Electro Scientific Industries, Inc.(1)	48	—
Entegris, Inc.*	21,294	310
Exar Corp.*	11,310	111
Fairchild Semiconductor International, Inc.*	17,573	305
II-VI, Inc.*	5,277	100
Inphi Corp.*	6,600	151
Integrated Device Technology, Inc.*	20,283	440
Intersil Corp., Class A	23,177	290
InvenSense, Inc.*	6,640	100
IXYS Corp.	9,780	150
Kulicke & Soffa Industries, Inc.*	11,717	137
Lattice Semiconductor Corp.*	15,855	93
M/A-COM Technology Solutions Holdings, Inc.*	2,900	111
Micrel, Inc.	9,722	135

EQUITY FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Semiconductors - 3.0% continued
Microsemi Corp.*	13,190	$461
MKS Instruments, Inc.	7,624	289
Monolithic Power Systems, Inc.	5,267	267
Nanometrics, Inc.*	6,884	111
Newport Corp.*	6,958	132
NVE Corp.	1,417	111
OmniVision Technologies, Inc.*	5,676	149
Park Electrochemical Corp.	4,684	90
Pericom Semiconductor Corp.	6,592	87
Photronics, Inc.*	4,543	43
PMC - Sierra, Inc.*	27,506	235
Power Integrations, Inc.	4,428	200
Rambus, Inc.*	13,635	198
Rudolph Technologies, Inc.*	8,396	101
Semtech Corp.*	8,450	168
Silicon Laboratories, Inc.*	5,655	305
Tessera Technologies, Inc.	6,974	265
Ultratech, Inc.*	5,202	97
Universal Display Corp.*	5,334	276
Veeco Instruments, Inc.*	3,000	86
Vishay Intertechnology, Inc.	17,727	207
Xcerra Corp.*	15,255	116

		9,328

Software - 5.3%
2U, Inc.*	2,500	80
ACI Worldwide, Inc.*	16,135	396
Actua Corp.*	8,942	128
Acxiom Corp.*	7,637	134
Advent Software, Inc.	5,945	263
Agilysys, Inc.*	8,648	79
Allscripts Healthcare Solutions, Inc.*	24,300	332
American Software, Inc., Class A	14,453	137
Aspen Technology, Inc.*	12,892	587
AVG Technologies N.V.*	5,700	155
Avid Technology, Inc.*	6,618	88
Aware, Inc.	683	3
Barracuda Networks, Inc.*	1,900	75
Blackbaud, Inc.	6,949	396
BroadSoft, Inc.*	3,099	107
Callidus Software, Inc.*	7,061	110
CommVault Systems, Inc.*	7,567	321
Computer Programs & Systems, Inc.	3,823	204
Concurrent Computer Corp.	13,023	81
Constant Contact, Inc.*	4,400	127
Cornerstone OnDemand, Inc.*	7,448	259
Cvent, Inc.*	2,200	57
CyberArk Software Ltd.*	4,100	258
Datawatch Corp.*	800	6
Dealertrack Technologies, Inc.*	6,839	429
Demandware, Inc.*	4,900	348
Digi International, Inc.*	1,601	15
Ebix, Inc.	3,200	104
eGain Corp.(1) *	97	—
Envestnet, Inc.*	4,749	192
Epiq Systems, Inc.	6,015	102
Exa Corp.*	1,315	15
Fleetmatics Group PLC*	5,200	244
Guidance Software, Inc.*	100	1
Guidewire Software, Inc.*	9,511	503
Imperva, Inc.*	3,200	217
inContact, Inc.*	7,752	77
Infoblox, Inc.*	7,500	197
InnerWorkings, Inc.*	1,101	7
Interactive Intelligence Group, Inc.*	2,972	132
InterXion Holding N.V.*	9,700	268
iPass, Inc.*	1,702	2
Lionbridge Technologies, Inc.*	2,472	15
LivePerson, Inc.*	10,598	104
LogMeIn, Inc.*	4,735	305
Manhattan Associates, Inc.*	15,993	954
MedAssets, Inc.*	11,004	243
Mentor Graphics Corp.	13,043	345
Merge Healthcare, Inc.*	771	4
MicroStrategy, Inc., Class A*	1,280	218
Monotype Imaging Holdings, Inc.	4,698	113
NeuStar, Inc., Class A*	7,800	228
Omnicell, Inc.*	5,829	220
Park City Group, Inc.*	1,600	20
Paycom Software, Inc.*	2,200	75
PDF Solutions, Inc.*	4,806	77
Pegasystems, Inc.	6,893	158
Progress Software Corp.*	9,064	249
Proofpoint, Inc.*	5,200	331
PROS Holdings, Inc.*	4,606	97
PTC, Inc.*	14,071	577
Q2 Holdings, Inc.*	1,050	30
QAD, Inc., Class B	687	15
Qlik Technologies, Inc.*	13,823	483

NORTHERN FUNDS QUARTERLY REPORT    19    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Software - 5.3% continued
Quality Systems, Inc.	5,584	$93
Qualys, Inc.*	2,900	117
Rally Software Development Corp.*	1,800	35
RealPage, Inc.*	5,555	106
Rosetta Stone, Inc.*	9,400	75
SciQuest, Inc.*	773	11
Seachange International, Inc.*	1,264	9
SPS Commerce, Inc.*	1,385	91
SS&C Technologies Holdings, Inc.	9,158	572
Support.com, Inc.*	1,024	1
Synchronoss Technologies, Inc.*	7,447	341
Take-Two Interactive Software, Inc.*	12,750	352
Tangoe, Inc.*	1,800	23
Textura Corp.*	2,100	58
Tyler Technologies, Inc.*	5,848	757
Ultimate Software Group (The), Inc.*	3,973	653
Varonis Systems, Inc.*	2,400	53
VASCO Data Security International, Inc.*	4,617	139
Verint Systems, Inc.*	8,429	512
VirnetX Holding Corp.*	4,700	20
Web.com Group, Inc.*	6,406	155

		16,270

Specialty Finance - 2.5%
Aircastle Ltd.	9,295	211
Arlington Asset Investment Corp., Class A	486	9
Blackhawk Network Holdings, Inc.*	7,475	308
CAI International, Inc.*	2,725	56
Cardtronics, Inc.*	5,181	192
Cash America International, Inc.	3,851	101
Cass Information Systems, Inc.	2,438	137
CoreLogic, Inc.*	12,188	484
Ellie Mae, Inc.*	4,805	335
Encore Capital Group, Inc.*	4,685	200
Enova International, Inc.*	3,540	66
Essent Group Ltd.*	6,000	164
Euronet Worldwide, Inc.*	7,624	470
Federal Agricultural Mortgage Corp., Class C	100	3
First American Financial Corp.	14,938	556
GATX Corp.	6,300	335
Global Cash Access Holdings, Inc.*	4,926	38
Heartland Payment Systems, Inc.	5,123	277
HFF, Inc., Class A	3,734	156
HomeStreet, Inc.*	519	12
Investors Title Co.	1,944	138
LendingTree, Inc.*	1,921	151
Liberty Tax, Inc.	800	20
McGrath RentCorp	4,440	135
Meta Financial Group, Inc.	4,353	187
MGIC Investment Corp.*	20,005	228
MoneyGram International, Inc.(1) *	59	—
Nelnet, Inc., Class A	6,108	264
Net 1 UEPS Technologies, Inc.*	8,646	158
NewStar Financial, Inc.*	1,646	18
Ocwen Financial Corp.*	9,600	98
PennyMac Financial Services, Inc., Class A*	3,900	71
PHH Corp.*	7,153	186
PRA Group, Inc.*	7,066	440
Springleaf Holdings, Inc.*	200	9
Stewart Information Services Corp.	5,096	203
Textainer Group Holdings Ltd.	2,728	71
Walter Investment Management Corp.*	6,306	144
WEX, Inc.*	6,385	728
Willis Lease Finance Corp.*	651	12
World Acceptance Corp.*	3,247	200
Xoom Corp.*	4,500	95

		7,666

Technology Services - 2.7%
Black Box Corp.	2,962	59
Bottomline Technologies de, Inc.*	5,248	146
CACI International, Inc., Class A*	3,936	318
Ciber, Inc.*	6,418	22
Computer Services, Inc.	2,242	99
comScore, Inc.*	6,500	346
Comverse, Inc.*	3,048	61
Convergys Corp.	15,321	390
CSG Systems International, Inc.	5,388	171
Cubic Corp.	4,112	196
Endurance International Group Holdings, Inc.*	3,200	66
Engility Holdings, Inc.	2,142	54
EPAM Systems, Inc.*	7,134	508
EVERTEC, Inc.	9,200	195
ExlService Holdings, Inc.*	4,213	146
Fair Isaac Corp.	5,882	534
Forrester Research, Inc.	4,559	164
Globant S.A.*	4,000	122

EQUITY FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Technology Services - 2.7% continued
ICF International, Inc.*	3,277	$114
IGATE Corp.*	5,739	274
Luxoft Holding, Inc.*	2,456	139
ManTech International Corp., Class A	2,300	67
MarketAxess Holdings, Inc.	4,886	453
Mattersight Corp.*	1,561	9
MAXIMUS, Inc.	14,734	968
Medidata Solutions, Inc.*	8,239	448
NIC, Inc.	8,347	153
Perficient, Inc.*	4,723	91
Rentrak Corp.*	2,678	187
Science Applications International Corp.	5,913	312
StarTek, Inc.*	835	5
Sykes Enterprises, Inc.*	10,635	258
Syntel, Inc.*	8,824	419
TeleTech Holdings, Inc.	7,075	192
TESSCO Technologies, Inc.	1,464	29
Unisys Corp.*	7,141	143
Virtusa Corp.*	5,100	262
WageWorks, Inc.*	5,020	203

		8,323

Telecom - 1.1%
8x8, Inc.*	14,752	132
Alteva, Inc.	2,850	20
Atlantic Tele-Network, Inc.	1,386	96
Cincinnati Bell, Inc.*	28,683	110
Cogent Communications Holdings, Inc.	7,595	257
Consolidated Communications Holdings, Inc.	12,628	265
DigitalGlobe, Inc.*	11,123	309
FairPoint Communications, Inc.*	3,800	69
General Communication, Inc., Class A*	4,896	83
Gogo, Inc.*	7,300	156
Hawaiian Telcom Holdco, Inc.*	2,600	68
IDT Corp., Class B	5,975	108
Inteliquent, Inc.	4,500	83
Intelsat S.A.*	1,300	13
Internap Corp.*	3,856	36
j2 Global, Inc.	7,799	530
Lumos Networks Corp.	5,464	81
NTELOS Holdings Corp.(1)	12	—
Pendrell Corp.*	20,077	27
Premiere Global Services, Inc.*	14,542	150
RigNet, Inc.*	3,704	113
Shenandoah Telecommunications Co.	4,225	145
Spok Holdings, Inc.	3,859	65
Straight Path Communications, Inc., Class B*	4,483	147
Vonage Holdings Corp.*	30,000	147
West Corp.	5,500	166
Zix Corp.*	3,200	17

		3,393

Transportation & Logistics - 2.0%
Air Transport Services Group, Inc.*	14,426	151
ArcBest Corp.	3,800	121
Atlas Air Worldwide Holdings, Inc.*	3,641	200
Celadon Group, Inc.	4,909	102
Con-way, Inc.	8,300	318
Covenant Transportation Group, Inc., Class A*	1,790	45
DHT Holdings, Inc.	9,400	73
Dorian LPG Ltd.*	965	16
Echo Global Logistics, Inc.*	2,300	75
Forward Air Corp.	4,840	253
GasLog Ltd.	3,200	64
Golar LNG Ltd.	4,126	193
Heartland Express, Inc.	9,632	195
Hornbeck Offshore Services, Inc.*	4,404	90
International Shipholding Corp.	341	2
Knight Transportation, Inc.	8,710	233
Landstar System, Inc.	6,400	428
Macquarie Infrastructure Corp.	1,285	106
Marten Transport Ltd.	6,914	150
Matson, Inc.	5,901	248
Mobile Mini, Inc.	6,688	281
Navigator Holdings Ltd.*	3,600	68
Nordic American Tankers Ltd.	11,965	170
P.A.M. Transportation Services, Inc.*	2,992	174
Patriot Transportation Holding, Inc.*	456	11
Providence and Worcester Railroad Co.	8,225	143
Saia, Inc.*	3,570	140
Scorpio Tankers, Inc.	21,983	222
Ship Finance International Ltd.	7,784	127
Stamps.com, Inc.*	5,049	371
Swift Transportation Co.*	12,200	277
Tsakos Energy Navigation Ltd.	7,500	72
Universal Truckload Services, Inc.	4,498	99
USA Truck, Inc.*	3,948	84

NORTHERN FUNDS QUARTERLY REPORT    21    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Transportation & Logistics - 2.0% continued
UTi Worldwide, Inc.*	13,665	$137
Werner Enterprises, Inc.	6,580	173
XPO Logistics, Inc.*	10,164	459

		6,071

Transportation Equipment - 0.3%
American Railcar Industries, Inc.	2,570	125
Conrad Industries, Inc.	2,456	74
FreightCar America, Inc.	4,147	86
Greenbrier (The) Cos., Inc.	4,038	189
Meritor, Inc.*	14,000	184
Spartan Motors, Inc.	1,250	6
Wabash National Corp.*	16,355	205

		869

Utilities - 2.9%
Abengoa Yield PLC	3,000	94
ALLETE, Inc.	6,727	312
American States Water Co.	5,976	223
Artesian Resources Corp., Class A	6,869	145
Avista Corp.	9,472	290
Black Hills Corp.	6,224	272
California Water Service Group	5,920	135
Chesapeake Utilities Corp.	4,520	243
Cleco Corp.	6,927	373
Connecticut Water Service, Inc.	2,992	102
Consolidated Water Co. Ltd.	13,841	174
Delta Natural Gas Co., Inc.	197	4
Dynegy, Inc.*	17,972	526
El Paso Electric Co.	6,684	232
Empire District Electric (The) Co.	5,189	113
IDACORP, Inc.	7,786	437
Laclede Group (The), Inc.	6,585	343
MGE Energy, Inc.	4,366	169
Middlesex Water Co.	4,469	101
New Jersey Resources Corp.	16,662	459
Northwest Natural Gas Co.	4,508	190
NorthWestern Corp.	7,215	352
NRG Yield, Inc., Class A	3,700	81
NRG Yield, Inc., Class C	3,700	81
ONE Gas, Inc.	7,368	314
Ormat Technologies, Inc.	5,083	191
Otter Tail Corp.	4,800	128
Pattern Energy Group, Inc.	5,800	165
Piedmont Natural Gas Co., Inc.	11,834	418
PNM Resources, Inc.	13,762	339
Portland General Electric Co.	11,440	379
RGC Resources, Inc.	581	12
SJW Corp.	3,096	95
South Jersey Industries, Inc.	8,276	205
Southwest Gas Corp.	7,015	373
UIL Holdings Corp.	7,032	322
Unitil Corp.	3,678	121
WGL Holdings, Inc.	7,783	423
York Water (The) Co.	3,644	76

		9,012

Waste & Environment Services & Equipment - 0.6%
Advanced Emissions Solutions, Inc.*	4,700	61
Cantel Medical Corp.	8,599	462
CECO Environmental Corp.	6,461	73
CLARCOR, Inc.	6,992	435
Covanta Holding Corp.	16,300	346
Heritage-Crystal Clean, Inc.*	498	7
Sharps Compliance Corp.*	1,860	13
Tetra Tech, Inc.	7,997	205
US Ecology, Inc.	4,605	224

		1,826

Total Common Stocks (Cost $218,922)		295,456

MASTER LIMITED PARTNERSHIPS - 0.0%
Institutional Financial Services - 0.0%
JMP Group LLC	797	6

Oil, Gas & Coal - 0.0%
Vanguard Natural Resources LLC	600	9

Total Master Limited Partnerships (Cost $21)		15

RIGHTS - 0.0%
Biotechnology & Pharmaceuticals - 0.0%
Forest Laboratories, Inc. (Contingent Value Rights)*	3,326	—

Health Care Facilities & Services - 0.0%
BioScrip, Inc.*	4,789	—

Medical Equipment & Devices - 0.0%
American Medical Alert Corp.(2) *	13,109	—

EQUITY FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
RIGHTS - 0.0% continued
Real Estate - 0.0%
Gyrodyne Special Distribution LLC*	744	$16

Total Rights (Cost $16)		16

OTHER - 0.0%
Escrow Adolor Corp.(2) *	1,241	—

Total Other (Cost $ — )		—

INVESTMENT COMPANIES - 6.9%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(3)	21,403,492	21,403

Total Investment Companies (Cost $21,403)		21,403

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.4%
U.S. Treasury Bill,
0.05%, 10/8/15(4) (5)	$1,250	$1,250

Total Short-Term Investments (Cost $1,250)		1,250

Total Investments - 103.0% (Cost $241,612)		318,140

Liabilities less Other Assets - (3.0)%		(9,403)

NET ASSETS - 100.0%		$308,737

(1)	Value rounds to less than one thousand.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
(5)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Russell 2000 Mini Index	99	$12,379	Long	9/15	$(37)

At June 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	14.8%
Consumer Staples	3.4
Energy	3.9
Financials	22.7
Health Care	15.6
Industrials	13.5
Information Technology	18.0
Materials	4.3
Telecommunication Services	0.7
Utilities	3.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Banking	$25,888	$14		$—	$25,902
Electrical Equipment	4,519	—	*	—	4,519
Gaming, Lodging & Restaurants	9,729	74		—	9,803
Home & Office Products	5,119	9		—	5,128
Insurance	8,223	10		—	8,233
Real Estate Investment Trusts	23,221	5		—	23,226
All Other Industries(1)	218,645	—		—	218,645

Total Common Stocks	295,344	112		—	295,456

Master Limited Partnerships(1)	15	—		—	15
Rights(1)	—	—		15	15
Investment Companies	21,403	—		—	21,403
Short-Term Investments	—	1,250		—	1,250

Total Investments	$316,762	$1,362		$15	$318,139

NORTHERN FUNDS QUARTERLY REPORT    23    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(37)	$—	$—	$(37)

(1)	Classifications as defined in the Schedule of Investments.
*	Amount rounds to less than one thousand.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2015, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

Industry	Value (000S)		Reason
Common Stocks
Banking	$14		Valuations at bid price
Electrical Equipment	—	*	Valuations at bid price
Home & Office Products	9		Valuations at bid price
Insurance	10		Valuations at bid price

Total	$33

*	Amount rounds to less than one thousand.

At June 30, 2015, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

Industry	Value (000S)	Reason
Common Stocks Banking	$119	Valuations at official close price
Electrical Equipment	197	Valuations at official close price
Medical Equipment & Devices	4	Valuations at official close price
Real Estate	31	Valuations at official close price
Recreational Facilities & Services	7	Valuations at official close price

Total	$358

EQUITY FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/15 (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 6/30/15 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 6/30/15 (000S)
Rights
Real Estate Investment Trust	$15	$—	$—	$—	$—	$—	$—	$15	$—

Total	$15	$—	$—	$—	$—	$—	$—	$15	$—

The Fund valued the securities included in the balance as of 6/30/15 above using prices from a similar asset.

Federal Tax Information:

At June 30, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$241,907

Gross tax appreciation of investments	$82,246
Gross tax depreciation of investments	(6,013)

Net tax appreciation of investments	$76,233

Transactions in affiliated investments for the three months ended June 30, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)		VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$11,232	$42,553	$32,382	$—	*	$21,403

*	Amount rounds to less than one thousand.

NORTHERN FUNDS QUARTERLY REPORT    25    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND	JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%
Aerospace & Defense - 2.0%
AAR Corp.	399,013	$12,716
Ducommun, Inc.*	25,447	653
Esterline Technologies Corp.*	185,102	17,648
Moog, Inc., Class A*	166,984	11,802
Orbital ATK, Inc.	77,550	5,689
Teledyne Technologies, Inc.*	84,652	8,932
Woodward, Inc.	43,964	2,418

		59,858

Apparel & Textile Products - 0.6%
Columbia Sportswear Co.	28,946	1,750
Iconix Brand Group, Inc.*	453,501	11,324
Movado Group, Inc.	43,705	1,187
Perry Ellis International, Inc.*	84,605	2,011
Unifi, Inc.*	100,826	3,378
Weyco Group, Inc.	5,140	153

		19,803

Asset Management - 0.4%
Calamos Asset Management, Inc., Class A	140,056	1,716
Janus Capital Group, Inc.	555,265	9,506
Oppenheimer Holdings, Inc., Class A	55,688	1,463

		12,685

Automotive - 1.5%
Cooper Tire & Rubber Co.	316,755	10,716
Cooper-Standard Holding, Inc.*	37,049	2,278
Dana Holding Corp.	946,614	19,481
Miller Industries, Inc.	112,034	2,235
Modine Manufacturing Co.*	56,504	606
Remy International, Inc.	29,710	657
Standard Motor Products, Inc.	138,079	4,849
Strattec Security Corp.	1,699	117
Superior Industries International, Inc.	257,179	4,709

		45,648

Banking - 19.3%
1st Source Corp.	11,418	390
American National Bankshares, Inc.	977	23
Arrow Financial Corp.	15,402	416
Astoria Financial Corp.	402,974	5,557
BancFirst Corp.	60,212	3,941
Banco Latinoamericano de Comercio Exterior S.A.	3,361	108
BancorpSouth, Inc.	518,270	13,351
Bank of Marin Bancorp	2,828	144
BankFinancial Corp.	99,434	1,171
Banner Corp.	35,567	1,705
BBCN Bancorp, Inc.	418,829	6,194
Berkshire Hills Bancorp, Inc.	91,906	2,617
BNC Bancorp	26,863	519
Boston Private Financial Holdings, Inc.	143,957	1,930
Brookline Bancorp, Inc.	147,521	1,666
Bryn Mawr Bank Corp.	18,989	573
Cardinal Financial Corp.	215,029	4,685
Cathay General Bancorp	487,712	15,826
Central Pacific Financial Corp.	31,476	748
Chemical Financial Corp.	355,032	11,737
City Holding Co.	133,724	6,586
CNB Financial Corp.	6,834	126
CoBiz Financial, Inc.	19,411	254
Columbia Banking System, Inc.	142,598	4,640
Community Bank System, Inc.	411,564	15,545
Community Trust Bancorp, Inc.	173,160	6,038
CVB Financial Corp.	502,350	8,846
Dime Community Bancshares, Inc.	435,239	7,373
Financial Institutions, Inc.	46,583	1,157
First Busey Corp.	81,993	539
First Commonwealth Financial Corp.	165,393	1,586
First Defiance Financial Corp.	4,387	165
First Financial Bancorp	472,586	8,478
First Financial Corp.	127,203	4,549
First Merchants Corp.	239,688	5,920
First Midwest Bancorp, Inc.	533,233	10,115
FirstMerit Corp.	651,671	13,574
Flushing Financial Corp.	411,075	8,637
FNB Corp.	1,109,167	15,883
Fulton Financial Corp.	249,081	3,253
German American Bancorp, Inc.	6,278	185
Glacier Bancorp, Inc.	186,982	5,501
Great Southern Bancorp, Inc.	17,174	724
Hancock Holding Co.	142,945	4,561
Hanmi Financial Corp.	86,782	2,156
Heartland Financial USA, Inc.	143,873	5,355
Heritage Financial Corp.	81,089	1,449
Home BancShares, Inc.	334,519	12,230
IBERIABANK Corp.	134,232	9,159
Independent Bank Corp.	188,990	8,862
International Bancshares Corp.	553,368	14,869
Investors Bancorp, Inc.	732,968	9,016
Lakeland Bancorp, Inc.	345,148	4,104

NORTHERN FUNDS QUARTERLY REPORT     1     EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Banking - 19.3% continued
Lakeland Financial Corp.	111,394	$4,831
LegacyTexas Financial Group, Inc.	31,569	953
Macatawa Bank Corp.	16,055	85
MainSource Financial Group, Inc.	65,575	1,439
MB Financial, Inc.	58,329	2,009
Metro Bancorp, Inc.	6,729	176
MidWestOne Financial Group, Inc.	4,956	163
National Penn Bancshares, Inc.	681,639	7,689
NBT Bancorp, Inc.	265,271	6,942
Northwest Bancshares, Inc.	438,548	5,622
OceanFirst Financial Corp.	121,749	2,271
Oritani Financial Corp.	94,309	1,514
Pacific Continental Corp.	9,248	125
Park National Corp.	75,906	6,632
Peapack Gladstone Financial Corp.	7,320	163
Pinnacle Financial Partners, Inc.	193,078	10,498
Preferred Bank	6,253	188
PrivateBancorp, Inc.	471,095	18,759
Prosperity Bancshares, Inc.	381,911	22,052
Provident Financial Services, Inc.	755,929	14,355
Renasant Corp.	300,280	9,789
S&T Bancorp, Inc.	244,471	7,234
Sandy Spring Bancorp, Inc.	116,098	3,248
Sierra Bancorp	145,571	2,520
Simmons First National Corp., Class A	41,056	1,916
South State Corp.	132,878	10,097
Southwest Bancorp, Inc.	9,025	168
Sterling Bancorp	539,235	7,927
Stock Yards Bancorp, Inc.	7,012	265
Susquehanna Bancshares, Inc.	979,182	13,826
Texas Capital Bancshares, Inc.*	178,055	11,082
TriCo Bancshares	153,727	3,697
TrustCo Bank Corp. NY	112,217	789
Trustmark Corp.	521,343	13,023
UMB Financial Corp.	279,249	15,923
Umpqua Holdings Corp.	499,528	8,987
Union Bankshares Corp.	396,268	9,209
United Bankshares, Inc.	405,734	16,323
United Community Financial Corp.	23,318	125
United Financial Bancorp, Inc.	289,667	3,896
Univest Corp. of Pennsylvania	21,872	445
Valley National Bancorp	220,833	2,277
Washington Federal, Inc.	504,823	11,788
Washington Trust Bancorp, Inc.	164,954	6,512
Webster Financial Corp.	547,874	21,668
WesBanco, Inc.	186,697	6,351
West Bancorporation, Inc.	7,600	151
Westamerica Bancorporation	24,246	1,228
Wilshire Bancorp, Inc.	427,780	5,403
Wintrust Financial Corp.	189,072	10,093
WSFS Financial Corp.	308,187	8,429

		595,591

Biotechnology & Pharmaceuticals - 0.7%
Aceto Corp.	412,450	10,159
AMAG Pharmaceuticals, Inc.*	3,319	229
Cambrex Corp.*	26,616	1,169
Emergent BioSolutions, Inc.*	44,877	1,479
Impax Laboratories, Inc.*	25,840	1,187
Nutraceutical International Corp.*	118,738	2,938
PDL BioPharma, Inc.	415,573	2,672
Sagent Pharmaceuticals, Inc.*	37,728	917
SciClone Pharmaceuticals, Inc.*	58,566	575

		21,325

Chemicals - 2.8%
A. Schulman, Inc.	195,060	8,528
Cabot Corp.	178,623	6,661
H.B. Fuller Co.	191,178	7,766
Innophos Holdings, Inc.	78,945	4,156
Innospec, Inc.	2,727	123
Materion Corp.	283,273	9,985
Minerals Technologies, Inc.	204,043	13,901
Olin Corp.	418,362	11,275
OM Group, Inc.	302,061	10,149
Sensient Technologies Corp.	216,950	14,826

		87,370

Commercial Services - 2.7%
ABM Industries, Inc.	425,399	13,983
Barrett Business Services, Inc.	35,168	1,277
CBIZ, Inc.*	58,433	563
CDI Corp.	209,730	2,727
CEB, Inc.	22,732	1,979
Cimpress N.V.*	42,247	3,556
CRA International, Inc.*	4,349	121
Ennis, Inc.	337,994	6,283
FTI Consulting, Inc.*	19,613	809
G&K Services, Inc., Class A	184,177	12,734
Huron Consulting Group, Inc.*	14	1

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Commercial Services - 2.7% continued
Kforce, Inc.	135,357	$3,096
Korn/Ferry International	378,372	13,156
Multi-Color Corp.	135,206	8,637
Resources Connection, Inc.	82,427	1,326
RR Donnelley & Sons Co.	12,686	221
SP Plus Corp.*	10,493	274
UniFirst Corp.	48,220	5,393
Viad Corp.	298,156	8,083

		84,219

Construction Materials - 0.2%
Louisiana-Pacific Corp.*	241,616	4,115
Universal Forest Products, Inc.	23,573	1,226

		5,341

Consumer Products - 1.9%
Cal-Maine Foods, Inc.	43,462	2,269
Central Garden & Pet Co., Class A*	23,668	270
Darling Ingredients, Inc.*	399,594	5,858
Fresh Del Monte Produce, Inc.	24,805	959
Helen of Troy Ltd.*	192,812	18,797
Inter Parfums, Inc.	156,191	5,299
Sanderson Farms, Inc.	60,977	4,583
Seneca Foods Corp., Class A*	66,424	1,845
Snyder’s-Lance, Inc.	83,285	2,688
TreeHouse Foods, Inc.*	50,585	4,099
Universal Corp.	206,913	11,860

		58,527

Consumer Services - 0.6%
Aaron’s, Inc.	68,324	2,474
Matthews International Corp., Class A	80,732	4,290
Rent-A-Center, Inc.	435,714	12,353

		19,117

Containers & Packaging - 0.4%
Myers Industries, Inc.	391,474	7,438
Tredegar Corp.	188,150	4,160

		11,598

Design, Manufacturing & Distribution - 1.4%
Benchmark Electronics, Inc.*	447,532	9,747
CTS Corp.	413,681	7,972
Fabrinet*	61,671	1,155
Plexus Corp.*	239,420	10,506
Sanmina Corp.*	721,151	14,538

		43,918

Distributors - Consumer Staples - 0.7%
Andersons (The), Inc.	227,978	8,891
Core-Mark Holding Co., Inc.	220,016	13,036

		21,927

Distributors - Discretionary - 2.0%
ePlus, Inc.*	7,003	537
Essendant, Inc.	284,907	11,183
FTD Cos., Inc.*	173,387	4,888
Insight Enterprises, Inc.*	529,000	15,822
PC Connection, Inc.	265,332	6,564
ScanSource, Inc.*	27,087	1,031
SYNNEX Corp.	265,590	19,439
Tech Data Corp.*	47,490	2,733

		62,197

Electrical Equipment - 0.5%
Bel Fuse, Inc., Class B	5,632	116
Checkpoint Systems, Inc.	19,830	202
ESCO Technologies, Inc.	35,805	1,339
Watts Water Technologies, Inc., Class A	269,668	13,982

		15,639

Engineering & Construction Services - 1.1%
Comfort Systems USA, Inc.	328,117	7,530
Dycom Industries, Inc.*	12,988	764
EMCOR Group, Inc.	283,283	13,533
Granite Construction, Inc.	246,883	8,767
Great Lakes Dredge & Dock Corp.*	237,342	1,415
MYR Group, Inc.*	42,990	1,331
VSE Corp.	2,547	136

		33,476

Forest & Paper Products - 0.9%
Domtar Corp.	251,363	10,406
Mercer International, Inc.*	444,899	6,086
Neenah Paper, Inc.	39,867	2,351
PH Glatfelter Co.	323,860	7,122

		25,965

Gaming, Lodging & Restaurants - 0.6%
Belmond Ltd., Class A*	122,815	1,534
Bob Evans Farms, Inc.	241,836	12,346
DineEquity, Inc.	17,404	1,724
Monarch Casino & Resort, Inc.*	7,971	164
Texas Roadhouse, Inc.	81,277	3,042

		18,810

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Hardware - 1.2%
ADTRAN, Inc.	5,996	$98
Comtech Telecommunications Corp.	120,663	3,505
Electronics For Imaging, Inc.*	144,803	6,300
Finisar Corp.*	621,176	11,100
Lexmark International, Inc., Class A	66,220	2,927
Mercury Systems, Inc.*	32,290	473
NETGEAR, Inc.*	32,757	983
PC-Tel, Inc.	173,119	1,243
Plantronics, Inc.	37,497	2,112
Polycom, Inc.*	126,812	1,451
QLogic Corp.*	234,485	3,327
TTM Technologies, Inc.*	91,288	912
VOXX International Corp.*	228,206	1,890

		36,321

Health Care Facilities & Services - 2.5%
Amedisys, Inc.*	163,015	6,477
Amsurg Corp.*	235,086	16,444
Capital Senior Living Corp.*	123,044	3,015
Five Star Quality Care, Inc.*	565,024	2,712
Hanger, Inc.*	158,638	3,719
HealthSouth Corp.	110,373	5,084
Kindred Healthcare, Inc.	30,220	613
LHC Group, Inc.*	21,866	836
Magellan Health, Inc.*	148,826	10,428
Medcath Corp.(1) *	106,845	—
National HealthCare Corp.	17,694	1,150
Owens & Minor, Inc.	115,212	3,917
Select Medical Holdings Corp.	171,261	2,774
Triple-S Management Corp., Class B*	265,026	6,801
VCA, Inc.*	74,858	4,073
WellCare Health Plans, Inc.*	86,364	7,326

		75,369

Home & Office Products - 1.5%
ACCO Brands Corp.*	237,103	1,842
Beazer Homes USA, Inc.*	96,544	1,926
CSS Industries, Inc.	105,778	3,200
Flexsteel Industries, Inc.	1,134	49
Griffon Corp.	521,692	8,305
Hooker Furniture Corp.	120,556	3,027
La-Z-Boy, Inc.	251,266	6,618
Lifetime Brands, Inc.	6,555	97
MDC Holdings, Inc.	61,868	1,854
Meritage Homes Corp.*	144,972	6,827
NACCO Industries, Inc., Class A	64,315	3,908
Ryland Group (The), Inc.	50,316	2,333
Standard Pacific Corp.*	674,712	6,012
Steelcase, Inc., Class A	71,483	1,352

		47,350

Industrial Services - 0.4%
Applied Industrial Technologies, Inc.	48,284	1,915
Electro Rent Corp.	4,505	49
Kaman Corp.	73,250	3,072
TAL International Group, Inc.*	194,471	6,145

		11,181

Institutional Financial Services - 0.4%
GAIN Capital Holdings, Inc.	22,621	216
GFI Group, Inc.*	201,343	1,188
Investment Technology Group, Inc.	3,904	97
Stifel Financial Corp.*	198,619	11,468

		12,969

Insurance - 4.6%
American Equity Investment Life Holding Co.	464,609	12,535
AMERISAFE, Inc.	100,254	4,718
Argo Group International Holdings Ltd.	38,087	2,121
CNO Financial Group, Inc.	653,231	11,987
EMC Insurance Group, Inc.	105,746	2,651
Employers Holdings, Inc.	286,242	6,521
Endurance Specialty Holdings Ltd.	58,714	3,858
Enstar Group Ltd.*	7,497	1,162
FBL Financial Group, Inc., Class A	59,577	3,439
Federated National Holding Co.	6,716	163
Horace Mann Educators Corp.	361,432	13,149
Infinity Property & Casualty Corp.	5,439	413
Kemper Corp.	61,746	2,380
Maiden Holdings Ltd.	86,782	1,369
Montpelier Re Holdings Ltd.	276,586	10,925
Navigators Group (The), Inc.*	160,160	12,422
Primerica, Inc.	291,929	13,338
ProAssurance Corp.	61,047	2,821
Radian Group, Inc.	273,000	5,121
RLI Corp.	163,218	8,388
Safety Insurance Group, Inc.	49,283	2,844
Selective Insurance Group, Inc.	170,350	4,778
StanCorp Financial Group, Inc.	77	6
Symetra Financial Corp.	443,397	10,717

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Insurance - 4.6% continued
United Fire Group, Inc.	125,649	$4,116

		141,942

Iron & Steel - 0.1%
Commercial Metals Co.	138,268	2,223
Haynes International, Inc.	15,448	762
Olympic Steel, Inc.	80,021	1,396

		4,381

Leisure Products - 0.3%
Brunswick Corp.	149,600	7,609
Escalade, Inc.	6,650	122
Johnson Outdoors, Inc., Class A	4,167	98
Vista Outdoor, Inc.*	51,552	2,315

		10,144

Machinery - 1.9%
Alamo Group, Inc.	13,392	732
CIRCOR International, Inc.	20,783	1,133
Columbus McKinnon Corp.	39,983	1,000
Curtiss-Wright Corp.	251,913	18,249
Hollysys Automation Technologies Ltd.	52,958	1,273
Hyster-Yale Materials Handling, Inc.	103,132	7,145
Kadant, Inc.	58,370	2,755
MSA Safety, Inc.	24,739	1,200
Oshkosh Corp.	70,345	2,981
Regal Beloit Corp.	47,499	3,448
Rofin-Sinar Technologies, Inc.*	274,721	7,582
Standex International Corp.	117,756	9,412

		56,910

Manufactured Goods - 1.8%
Aegion Corp.*	94,405	1,788
Barnes Group, Inc.	433,801	16,914
EnPro Industries, Inc.	47,683	2,728
Gibraltar Industries, Inc.*	420,708	8,570
Insteel Industries, Inc.	8,734	163
LB Foster Co., Class A	4,922	170
Rogers Corp.*	156,198	10,331
RTI International Metals, Inc.*	34,395	1,084
Simpson Manufacturing Co., Inc.	351,604	11,955

		53,703

Media - 1.6%
A H Belo Corp., Class A	9,176	51
Entercom Communications Corp., Class A*	383,378	4,378
EW Scripps (The) Co., Class A	388,162	8,870
Harte-Hanks, Inc.	395,074	2,355
Journal Media Group, Inc.	139,739	1,158
Media General, Inc.*	153,901	2,543
Meredith Corp.	216,643	11,298
New York Times (The) Co., Class A	134,143	1,831
Saga Communications, Inc., Class A	2,351	89
Scholastic Corp.	395,520	17,454

		50,027

Medical Equipment & Devices - 1.0%
AngioDynamics, Inc.*	261,726	4,292
CONMED Corp.	93,835	5,468
CryoLife, Inc.	322,479	3,637
Greatbatch, Inc.*	288,909	15,578
Natus Medical, Inc.*	27,401	1,166
Orthofix International N.V.*	37,276	1,235

		31,376

Metals & Mining - 0.4%
Century Aluminum Co.*	104,639	1,091
Encore Wire Corp.	44,040	1,950
Kaiser Aluminum Corp.	81,749	6,792
Stillwater Mining Co.*	211,985	2,457

		12,290

Oil, Gas & Coal - 3.5%
Alon USA Energy, Inc.	83,037	1,569
Approach Resources, Inc.*	135,800	930
Bill Barrett Corp.*	141,162	1,213
Bristow Group, Inc.	326,144	17,384
Callon Petroleum Co.*	446,876	3,718
Carrizo Oil & Gas, Inc.*	127,079	6,257
Cloud Peak Energy, Inc.*	197,500	920
Delek US Holdings, Inc.	158,555	5,838
Dril-Quip, Inc.*	24,090	1,813
Enbridge Energy Management LLC*	84,053	2,774
Exterran Holdings, Inc.	81,438	2,659
Forum Energy Technologies, Inc.*	106,352	2,157
Gran Tierra Energy, Inc.*	359,748	1,072
Gulfmark Offshore, Inc., Class A	76,500	887
Helix Energy Solutions Group, Inc.*	553,857	6,995
Matador Resources Co.*	99,902	2,498
Matrix Service Co.*	23,122	423
Natural Gas Services Group, Inc.*	189,267	4,319
Newpark Resources, Inc.*	1,086,431	8,833
PDC Energy, Inc.*	258,483	13,865

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Oil, Gas & Coal - 3.5% continued
PHI, Inc. (Non Voting)*	117,591	$3,530
Pioneer Energy Services Corp.*	187,872	1,191
Rosetta Resources, Inc.*	169,478	3,922
SEACOR Holdings, Inc.*	40,615	2,881
SemGroup Corp., Class A	10,279	817
Stone Energy Corp.*	191,968	2,417
Triangle Petroleum Corp.*	172,600	866
VAALCO Energy, Inc.*	535,695	1,146
Western Refining, Inc.	70,504	3,075
World Fuel Services Corp.	20,910	1,003

		106,972

Passenger Transportation - 0.0%
Hawaiian Holdings, Inc.*	46,865	1,113

Real Estate Investment Trusts - 13.0%
Acadia Realty Trust	283,749	8,260
Agree Realty Corp.	152,966	4,462
American Assets Trust, Inc.	84,817	3,326
Associated Estates Realty Corp.	207,926	5,953
Capstead Mortgage Corp.	644,530	7,154
CBL & Associates Properties, Inc.	341,830	5,538
Chambers Street Properties	748,900	5,954
Chatham Lodging Trust	45,355	1,201
Chesapeake Lodging Trust	307,488	9,372
Chimera Investment Corp.	199,742	2,738
Colony Capital, Inc., Class A	314,177	7,116
CorEnergy Infrastructure Trust, Inc.	22,103	140
Corporate Office Properties Trust	92,100	2,168
Cousins Properties, Inc.	722,200	7,496
DCT Industrial Trust, Inc.	336,473	10,579
DiamondRock Hospitality Co.	1,190,333	15,248
DuPont Fabros Technology, Inc.	245,052	7,217
Dynex Capital, Inc.	306,512	2,336
Education Realty Trust, Inc.	56,780	1,781
EPR Properties	369,007	20,214
Equity One, Inc.	456,339	10,651
First Industrial Realty Trust, Inc.	428,203	8,020
Franklin Street Properties Corp.	641,746	7,258
GEO Group (The), Inc.	392,911	13,422
Government Properties Income Trust	182,379	3,383
Gramercy Property Trust, Inc.	66,402	1,552
Healthcare Realty Trust, Inc.	332,115	7,725
Hersha Hospitality Trust	34,938	896
Highwoods Properties, Inc.	321,730	12,853
Invesco Mortgage Capital, Inc.	467,488	6,694
Investors Real Estate Trust	474,499	3,388
Kite Realty Group Trust	126,666	3,099
LaSalle Hotel Properties	736,059	26,101
Lexington Realty Trust	498,441	4,227
LTC Properties, Inc.	308,214	12,822
Mack-Cali Realty Corp.	79,194	1,459
Medical Properties Trust, Inc.	1,260,779	16,529
MFA Financial, Inc.	770,043	5,691
Monmouth Real Estate Investment Corp.	69,858	679
National Health Investors, Inc.	111,057	6,919
New York Mortgage Trust, Inc.	243,508	1,821
One Liberty Properties, Inc.	98,395	2,094
Parkway Properties, Inc.	136,281	2,377
Pebblebrook Hotel Trust	300,892	12,902
Pennsylvania Real Estate Investment Trust	422,163	9,009
Piedmont Office Realty Trust, Inc., Class A	175,402	3,085
PS Business Parks, Inc.	62,866	4,536
Ramco-Gershenson Properties Trust	345,788	5,643
Redwood Trust, Inc.	669,630	10,513
Resource Capital Corp.	853,394	3,303
Retail Opportunity Investments Corp.	232,616	3,633
RLJ Lodging Trust	766,804	22,835
Sabra Health Care REIT, Inc.	63,333	1,630
Select Income REIT	97,757	2,018
Starwood Waypoint Residential Trust	45,454	1,080
Strategic Hotels & Resorts, Inc.*	1,057,196	12,813
Sunstone Hotel Investors, Inc.	866,852	13,011
Washington Real Estate Investment Trust	72,858	1,891
Weingarten Realty Investors	153,952	5,033
Western Asset Mortgage Capital Corp.	19,850	293
Winthrop Realty Trust	29,420	446

		401,587

Recreational Facilities & Services - 0.7%
Carmike Cinemas, Inc.*	15,887	422
International Speedway Corp., Class A	180,544	6,620
Marcus (The) Corp.	359,740	6,900
Speedway Motorsports, Inc.	19,587	444
Vail Resorts, Inc.	54,991	6,005

		20,391

Renewable Energy - 0.7%
Advanced Energy Industries, Inc.*	188,932	5,194
EnerSys	111,519	7,839
Green Plains, Inc.	63,543	1,750

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Renewable Energy - 0.7% continued
Pacific Ethanol, Inc.*	85,995	$887
REX American Resources Corp.*	101,572	6,464

		22,134

Retail - Consumer Staples - 0.8%
Casey’s General Stores, Inc.	79,943	7,654
Fred’s, Inc., Class A	476,438	9,190
Ingles Markets, Inc., Class A	27,784	1,327
PriceSmart, Inc.	19,971	1,822
SpartanNash Co.	64,882	2,111
SUPERVALU, Inc.*	279,454	2,261
Weis Markets, Inc.	24,189	1,020

		25,385

Retail - Discretionary - 2.1%
America’s Car-Mart, Inc.*	10,049	496
Caleres, Inc.	51,645	1,641
Children’s Place (The), Inc.	23,710	1,551
Citi Trends, Inc.*	7,377	178
Ethan Allen Interiors, Inc.	191,686	5,049
Finish Line (The), Inc., Class A	101,532	2,825
Genesco, Inc.*	51,075	3,372
Group 1 Automotive, Inc.	136,011	12,354
Guess?, Inc.	100,704	1,930
Haverty Furniture Cos., Inc.	164,565	3,558
Men’s Wearhouse (The), Inc.	41,235	2,642
Outerwall, Inc.	23,975	1,825
Pep Boys-Manny Moe & Jack (The)*	357,948	4,392
Rush Enterprises, Inc., Class A*	244,478	6,408
Shoe Carnival, Inc.	152,969	4,415
Sonic Automotive, Inc., Class A	229,617	5,472
Stage Stores, Inc.	410,841	7,202

		65,310

Semiconductors - 3.1%
Amkor Technology, Inc.*	716,268	4,283
Brooks Automation, Inc.	759,283	8,694
Cascade Microtech, Inc.*	7,858	120
Cirrus Logic, Inc.*	57,100	1,943
Coherent, Inc.*	11,724	744
Cohu, Inc.	12,185	161
Diodes, Inc.*	88,507	2,134
DSP Group, Inc.*	10,246	106
Entegris, Inc.*	960,992	14,002
GSI Technology, Inc.*	196,607	1,024
II-VI, Inc.*	57,632	1,094
Intersil Corp., Class A	627,545	7,851
IXYS Corp.	23,335	357
Kulicke & Soffa Industries, Inc.*	544,880	6,381
MKS Instruments, Inc.	520,988	19,766
Newport Corp.*	37,384	709
OmniVision Technologies, Inc.*	308,756	8,088
Park Electrochemical Corp.	135,579	2,598
Pericom Semiconductor Corp.	10,600	139
Photronics, Inc.*	62,701	596
Power Integrations, Inc.	33,234	1,501
Semtech Corp.*	44,966	893
Tessera Technologies, Inc.	49,980	1,898
Ultra Clean Holdings, Inc.*	140,164	873
Veeco Instruments, Inc.*	225,236	6,473
Vishay Intertechnology, Inc.	176,201	2,058
Xcerra Corp.*	202,364	1,532

		96,018

Software - 1.4%
Acxiom Corp.*	304,888	5,360
Advent Software, Inc.	58,821	2,600
Blackbaud, Inc.	29,362	1,672
Dealertrack Technologies, Inc.*	48,981	3,076
Ebix, Inc.	53,373	1,741
Epiq Systems, Inc.	62,942	1,062
Mentor Graphics Corp.	487,485	12,884
MicroStrategy, Inc., Class A*	12,906	2,195
Progress Software Corp.*	127,348	3,502
Sapiens International Corp. N.V.	22,681	235
Take-Two Interactive Software, Inc.*	335,674	9,255

		43,582

Specialty Finance - 2.8%
Air Lease Corp.	214,920	7,286
Aircastle Ltd.	406,779	9,222
Encore Capital Group, Inc.*	224,706	9,604
Federal Agricultural Mortgage Corp., Class C	4,472	130
First American Financial Corp.	600,136	22,331
Global Cash Access Holdings, Inc.*	62,071	480
Marlin Business Services Corp.	12,418	209
McGrath RentCorp	30,985	943
Meta Financial Group, Inc.	3,232	139
Nelnet, Inc., Class A	324,250	14,043
NewStar Financial, Inc.*	157,990	1,738
PHH Corp.*	596,243	15,520

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Specialty Finance - 2.8% continued
World Acceptance Corp.*	74,492	$4,582

		86,227

Technology Services - 1.8%
CACI International, Inc., Class A*	211,459	17,105
Convergys Corp.	857,945	21,869
CSG Systems International, Inc.	30,582	968
Cubic Corp.	140,430	6,682
Engility Holdings, Inc.	4,080	102
Fair Isaac Corp.	33,616	3,052
ICF International, Inc.*	41,344	1,441
ManTech International Corp., Class A	35,333	1,025
Perficient, Inc.*	33,304	641
Sykes Enterprises, Inc.*	53,983	1,309
TeleTech Holdings, Inc.	22,902	620
TESSCO Technologies, Inc.	1,215	24

		54,838

Telecom - 0.5%
Atlantic Tele-Network, Inc.	7,546	521
IDT Corp., Class B	10,377	188
Iridium Communications, Inc.*	111,053	1,009
Lumos Networks Corp.	10,653	158
Premiere Global Services, Inc.*	525,237	5,405
Shenandoah Telecommunications Co.	24,954	854
Spok Holdings, Inc.	2,433	41
Telephone & Data Systems, Inc.	198,692	5,841

		14,017

Transportation & Logistics - 1.8%
ArcBest Corp.	30,619	974
Celadon Group, Inc.	31,591	653
DHT Holdings, Inc.	109,619	852
GasLog Ltd.	121,566	2,425
Hornbeck Offshore Services, Inc.*	175,149	3,596
Marten Transport Ltd.	68,987	1,497
Mobile Mini, Inc.	372,766	15,671
Saia, Inc.*	212,801	8,361
Scorpio Tankers, Inc.	754,147	7,609
Ship Finance International Ltd.	639,828	10,442
Teekay Tankers Ltd., Class A	380,799	2,517
Universal Truckload Services, Inc.	47,668	1,047

		55,644

Transportation Equipment - 0.3%
American Railcar Industries, Inc.	19,073	928
Greenbrier (The) Cos., Inc.	140,876	6,600

		7,528

Utilities - 5.8%
ALLETE, Inc.	256,584	11,903
Avista Corp.	463,366	14,202
Black Hills Corp.	243,410	10,625
Cleco Corp.	298,234	16,060
El Paso Electric Co.	350,879	12,162
Empire District Electric (The) Co.	230,016	5,014
Great Plains Energy, Inc.	216,549	5,232
IDACORP, Inc.	330,029	18,528
Laclede Group (The), Inc.	116,249	6,052
NorthWestern Corp.	234,707	11,442
Otter Tail Corp.	180,617	4,804
Piedmont Natural Gas Co., Inc.	131,752	4,652
PNM Resources, Inc.	414,437	10,195
Portland General Electric Co.	283,172	9,390
SJW Corp.	9,642	296
South Jersey Industries, Inc.	212,210	5,248
Southwest Gas Corp.	316,554	16,844
WGL Holdings, Inc.	273,113	14,827

		177,476

Waste & Environment Services & Equipment - 0.4%
Cantel Medical Corp.	164,159	8,810
Tetra Tech, Inc.	124,004	3,180

		11,990

Total Common Stocks (Cost $2,232,484)		2,977,189

MASTER LIMITED PARTNERSHIPS - 0.2%
Automotive - 0.2%
Compass Diversified Holdings	325,062	5,331

Total Master Limited Partnerships (Cost $4,226)		5,331

OTHER - 0.0% (1)
Escrow DLB Oil & Gas*	2,100	—
Escrow Gerber Scientific, Inc.*	264,734	—

Total Other (Cost $ — )		—

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 3.8%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(2)	117,775,252	$117,775

Total Investment Companies (Cost $117,775)		117,775

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bill,
0.05%, 10/8/15(3) (4)	$8,929	$8,929

Total Short-Term Investments (Cost $8,928)		8,929

Total Investments - 101.0% (Cost $2,363,413)		3,109,224

Liabilities less Other Assets - (1.0)%		(29,856)

NET ASSETS - 100.0%		$3,079,368

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
(4)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Russell 2000 Mini Index	783	$97,906	Long	9/15	$(499)

At June 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.7%
Consumer Staples	2.3
Energy	4.8
Financials	41.5
Health Care	4.5
Industrials	13.5
Information Technology	11.4
Materials	4.9
Telecommunication Services	0.5
Utilities	5.9

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$2,977,189	$—	$—	$2,977,189
Master Limited Partnerships(1)	5,331	—	—	5,331
Investment Companies	117,775	—	—	117,775
Short-Term Investments	—	8,929	—	8,929

Total Investments	$3,100,295	$8,929	$—	$3,109,224

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(499)	$—	$—	$(499)

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued	JUNE 30, 2015 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At June 30, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,367,279

Gross tax appreciation of investments	$776,181
Gross tax depreciation of investments	(34,236)

Net tax appreciation of investments	$741,945

Transactions in affiliated investments for the three months ended June 30, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$115,312	$125,239	$122,776	$3	$117,775

EQUITY FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TECHNOLOGY FUND	JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2%
Biotechnology & Pharmaceuticals - 3.8%
AbbVie, Inc.	31,820	$2,138
Merck & Co., Inc.	18,342	1,044

		3,182

Commercial Services - 2.7%
Accretive Health, Inc.*	221,173	1,217
HMS Holdings Corp.*	63,274	1,086

		2,303

Electrical Equipment - 1.3%
Amphenol Corp., Class A	19,688	1,141

Hardware - 11.2%
Apple, Inc.	35,133	4,407
Arista Networks, Inc.*	6,862	561
Cisco Systems, Inc.	30,989	851
EMC Corp.	68,128	1,798
Juniper Networks, Inc.	35,472	921
Nimble Storage, Inc.*	14,696	412
Seagate Technology PLC	10,524	500

		9,450

Health Care Facilities & Services - 5.4%
Cardinal Health, Inc.	15,089	1,262
Community Health Systems, Inc.*	24,150	1,521
Express Scripts Holding Co.*	19,761	1,757

		4,540

Media - 12.1%
Everyday Health, Inc.*	67,701	865
Facebook, Inc., Class A*	26,679	2,288
Google, Inc., Class A*	2,797	1,511
Google, Inc., Class C*	3,704	1,928
LinkedIn Corp., Class A*	4,422	914
Pandora Media, Inc.*	56,122	872
Priceline Group (The), Inc.*	938	1,080
Yahoo!, Inc.*	19,239	756

		10,214

Medical Equipment & Devices - 15.5%
Baxter International, Inc.	50,752	3,549
Intuitive Surgical, Inc.*	2,568	1,244
Spectranetics (The) Corp.*	46,109	1,061
St. Jude Medical, Inc.	25,232	1,844
Wright Medical Group, Inc.*	48,595	1,276
Zimmer Biomet Holdings, Inc.	38,012	4,152

		13,126

Retail - Discretionary - 1.6%
eBay, Inc.*	23,104	1,392

Semiconductors - 9.6%
ARM Holdings PLC ADR	26,801	1,321
ASML Holding N.V. (Registered)	10,400	1,083
Intel Corp.	23,096	702
KLA-Tencor Corp.	9,516	535
Lam Research Corp.	9,954	810
Linear Technology Corp.	17,621	779
Microchip Technology, Inc.	21,215	1,006
NXP Semiconductors N.V.*	11,101	1,090
SanDisk Corp.	12,952	754

		8,080

Software - 26.6%
Activision Blizzard, Inc.	78,996	1,912
athenahealth, Inc.*	5,045	578
Barracuda Networks, Inc.*	17,847	707
CommVault Systems, Inc.*	19,988	848
Cornerstone OnDemand, Inc.*	26,606	926
Imperva, Inc.*	18,204	1,232
LogMeIn, Inc.*	13,169	849
Microsoft Corp.	22,171	979
OPOWER, Inc.*	29,300	337
Oracle Corp.	44,356	1,788
Proofpoint, Inc.*	19,002	1,210
Qlik Technologies, Inc.*	38,866	1,359
Qualys, Inc.*	16,567	668
Rackspace Hosting, Inc.*	21,210	789
Red Hat, Inc.*	27,740	2,106
Salesforce.com, Inc.*	43,311	3,016
ServiceNow, Inc.*	10,964	815
Splunk, Inc.*	7,112	495
Veeva Systems, Inc., Class A*	24,298	681
VMware, Inc., Class A*	12,994	1,114

		22,409

Specialty Finance - 3.5%
Alliance Data Systems Corp.*	2,394	699
Fidelity National Information Services, Inc.	15,209	940
MasterCard, Inc., Class A	14,135	1,321

		2,960

Technology Services - 4.9%
Accenture PLC, Class A	6,622	641
Amdocs Ltd.	18,229	995

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

TECHNOLOGY FUND continued	JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Technology Services - 4.9% continued
Cognizant Technology Solutions Corp., Class A*	26,524	$1,621
Teradata Corp.*	23,008	851

		4,108

Total Common Stocks (Cost $64,128)		82,905

INVESTMENT COMPANIES - 2.8%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1)	2,347,802	2,348

Total Investment Companies (Cost $2,348)		2,348

Total Investments - 101.0% (Cost $66,476)		85,253

Liabilities less Other Assets - (1.0)%		(876)

NET ASSETS - 100.0%		$84,377

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	1.3%
Health Care	29.4
Information Technology	69.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$82,905	$—	$—	$82,905
Investment Companies	2,348	—	—	2,348

Total Investments	$85,253	$—	$—	$85,253

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At June 30, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$67,174

Gross tax appreciation of investments	$20,411
Gross tax depreciation of investments	(2,332)

Net tax appreciation of investments	$18,079

Transactions in affiliated investments for the three months ended June 30, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)		VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$2,010	$5,371	$5,033	$—	*	$2,348

*	Amount rounds to less than one thousand.

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND	JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.8%
Brazil - 4.6%
Ambev S.A.	2,034,060	$12,470
Ambev S.A. ADR	171,548	1,046
B2W Cia Digital*	52,947	346
Banco Bradesco S.A.	341,893	3,064
Banco do Brasil S.A.	393,644	3,058
Banco Santander Brasil S.A.	199,236	1,077
BB Seguridade Participacoes S.A.	319,701	3,521
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	815,161	3,075
BR Malls Participacoes S.A.	202,115	956
BRF S.A.	303,020	6,401
CCR S.A.	413,300	1,990
CETIP S.A. - Mercados Organizados	99,608	1,093
Cia de Saneamento Basico do Estado de Sao Paulo*	171,271	903
Cia Siderurgica Nacional S.A.	270,690	450
Cielo S.A.	399,286	5,644
Cosan S.A. Industria e Comercio	54,747	443
CPFL Energia S.A.	87,333	538
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	141,372	452
Duratex S.A.*	145,746	341
EcoRodovias Infraestrutura e Logistica S.A.	92,470	231
EDP - Energias do Brasil S.A.	128,705	474
Embraer S.A.	320,562	2,425
Estacio Participacoes S.A.	135,384	782
Fibria Celulose S.A.	120,617	1,653
Hypermarcas S.A.*	171,558	1,251
Itausa - Investimentos Itau S.A.(1)	2	—
JBS S.A.	346,736	1,826
Klabin S.A.	256,641	1,570
Kroton Educacional S.A.	647,752	2,475
Localiza Rent a Car S.A.	67,419	667
Lojas Americanas S.A.	90,000	387
Lojas Renner S.A.	60,639	2,216
M Dias Branco S.A.*	16,500	435
Multiplan Empreendimentos Imobiliarios S.A.	33,620	520
Natura Cosmeticos S.A.	77,014	689
Odontoprev S.A.	147,050	512
Petroleo Brasileiro S.A.*	1,276,878	5,778
Petroleo Brasileiro S.A. ADR*	63,578	575
Porto Seguro S.A.	55,508	739
Qualicorp S.A.	102,300	645
Raia Drogasil S.A.*	107,107	1,381
Souza Cruz S.A.	176,540	1,394
Sul America S.A.	61,099	299
Tim Participacoes S.A.	408,636	1,342
TOTVS S.A.	52,855	663
Tractebel Energia S.A.	76,938	838
Transmissora Alianca de Energia Eletrica S.A.	53,700	356
Ultrapar Participacoes S.A.	169,124	3,573
Vale S.A.	545,862	3,223
Vale S.A. ADR	42,422	250
Via Varejo S.A.	58,900	213
WEG S.A.	275,380	1,694

		87,944

Chile - 1.1%
AES Gener S.A.	1,207,307	688
Aguas Andinas S.A., Class A	1,171,624	667
Banco de Chile	11,572,641	1,268
Banco de Credito e Inversiones	16,577	729
Banco Santander Chile	28,455,577	1,438
Banco Santander Chile ADR	1,400	28
Cencosud S.A.	602,950	1,451
Cia Cervecerias Unidas S.A.	62,364	662
Colbun S.A.	3,902,738	1,111
Corpbanca S.A.	68,818,675	760
Empresa Nacional de Electricidad S.A.	1,417,516	1,963
Empresa Nacional de Electricidad S.A. ADR	3,800	157
Empresa Nacional de Telecomunicaciones S.A.	57,513	637
Empresas CMPC S.A.	587,860	1,600
Empresas COPEC S.A.	211,237	2,243
Enersis S.A.	8,852,513	2,814
Enersis S.A. ADR	3,072	49
Latam Airlines Group S.A.*	106,589	760
Latam Airlines Group S.A. BDR*	34,762	250
S.A.C.I. Falabella	219,624	1,534
SONDA S.A.	201,518	421
Vina Concha y Toro S.A.	136,484	238

		21,468

China - 18.9%
AAC Technologies Holdings, Inc.	360,000	2,030
Agricultural Bank of China Ltd., Class H	10,657,367	5,726
Air China Ltd., Class H	856,705	968
Aluminum Corp. of China Ltd., Class H*	1,667,435	835

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.8% continued
China - 18.9% continued
Anhui Conch Cement Co. Ltd., Class H	601,575	$2,099
ANTA Sports Products Ltd.	426,432	1,033
AviChina Industry & Technology Co. Ltd., Class H	1,058,313	1,023
Bank of China Ltd., Class H	37,198,652	24,160
Bank of Communications Co. Ltd., Class H	4,008,117	4,153
BBMG Corp., Class H	491,341	497
Beijing Capital International Airport Co. Ltd., Class H	640,000	735
Byd Co. Ltd., Class H	289,199	1,750
CGN Power Co. Ltd., Class H(2) (3)	3,086,000	1,597
China Cinda Asset Management Co. Ltd., Class H	4,308,000	2,398
China CITIC Bank Corp. Ltd., Class H	3,752,286	2,990
China Coal Energy Co. Ltd., Class H	1,243,232	746
China Communications Construction Co. Ltd., Class H	2,028,287	3,030
China Communications Services Corp. Ltd., Class H	1,153,035	579
China Conch Venture Holdings Ltd.	313,000	718
China Construction Bank Corp., Class H	39,468,410	35,854
China COSCO Holdings Co. Ltd., Class H*	1,175,221	759
China Everbright Bank Co. Ltd., Class H	1,600,000	959
China Everbright International Ltd.	1,127,000	2,008
China Galaxy Securities Co. Ltd., Class H	1,522,000	1,964
China Huishan Dairy Holdings Co. Ltd.	3,302,380	749
China International Marine Containers Group Co. Ltd., Class H	259,500	661
China Life Insurance Co. Ltd., Class H	3,493,544	15,079
China Longyuan Power Group Corp. Ltd., Class H	1,434,473	1,581
China Medical System Holdings Ltd.	482,000	675
China Mengniu Dairy Co. Ltd.	633,935	3,144
China Merchants Bank Co. Ltd., Class H	2,169,433	6,314
China Minsheng Banking Corp. Ltd., Class H	2,717,212	3,557
China National Building Material Co. Ltd., Class H	1,360,000	1,276
China Oilfield Services Ltd., Class H	862,757	1,366
China Pacific Insurance Group Co. Ltd., Class H	1,247,537	5,942
China Petroleum & Chemical Corp., Class H	12,002,628	10,320
China Railway Construction Corp. Ltd., Class H	861,000	1,329
China Railway Group Ltd., Class H	1,837,827	1,999
China Shenhua Energy Co. Ltd., Class H	1,551,636	3,537
China Shipping Container Lines Co. Ltd., Class H*	1,719,695	671
China Southern Airlines Co. Ltd., Class H	850,530	998
China Telecom Corp. Ltd., Class H	6,638,339	3,908
China Vanke Co. Ltd., Class H	579,372	1,419
Chongqing Changan Automobile Co. Ltd., Class B	383,400	977
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,102,434	879
CITIC Securities Co. Ltd., Class H	1,011,000	3,638
CNOOC Ltd.	8,291,433	11,761
Country Garden Holdings Co. Ltd.	2,667,303	1,170
CRRC Corp. Ltd., Class H	2,000,991	3,048
CSPC Pharmaceutical Group Ltd.	2,020,000	1,987
Dalian Wanda Commercial Properties Co. Ltd., Class H(2) (3)	126,900	1,015
Datang International Power Generation Co. Ltd., Class H	1,421,875	727
Dongfeng Motor Group Co. Ltd., Class H	1,265,169	1,689
ENN Energy Holdings Ltd.	353,279	2,124
Evergrande Real Estate Group Ltd.	2,674,400	1,582
Fosun International Ltd.	899,160	2,098
Geely Automobile Holdings Ltd.	2,568,423	1,369
GF Securities Co. Ltd., Class H*	404,800	1,038
GOME Electrical Appliances Holding Ltd.	5,504,970	1,199
Great Wall Motor Co. Ltd., Class H	473,432	2,321
Guangzhou Automobile Group Co. Ltd., Class H	1,089,760	1,009
Guangzhou R&F Properties Co. Ltd., Class H*	438,814	534
Haitian International Holdings Ltd.	291,000	680
Haitong Securities Co. Ltd., Class H	1,174,000	3,098
Hengan International Group Co. Ltd.	351,898	4,162
Huadian Power International Corp. Ltd., Class H	744,000	818
Huaneng Power International, Inc., Class H	1,610,501	2,128
Huaneng Renewables Corp. Ltd., Class H	1,814,357	726
Huatai Securities Co. Ltd., Class H(2) (3) *	389,000	1,099
Industrial & Commercial Bank of China Ltd., Class H	34,559,515	27,334
Inner Mongolia Yitai Coal Co. Ltd., Class B	482,316	691
Jiangsu Expressway Co. Ltd., Class H	526,000	690
Jiangxi Copper Co. Ltd., Class H	637,000	1,061
Kingsoft Corp. Ltd.	387,903	1,301
Lenovo Group Ltd.	3,190,000	4,385
Longfor Properties Co. Ltd.	720,731	1,140
Luye Pharma Group Ltd.*	614,500	653

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.8% continued
China - 18.9% continued
New China Life Insurance Co. Ltd., Class H	375,952	$2,242
People’s Insurance Co. Group of China (The) Ltd., Class H	3,084,535	1,955
PetroChina Co. Ltd., Class H	9,925,438	11,016
PICC Property & Casualty Co. Ltd., Class H	1,576,906	3,557
Ping An Insurance Group Co. of China Ltd., Class H	1,222,953	16,406
Semiconductor Manufacturing International Corp.*	13,089,000	1,430
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	864,116	641
Shanghai Electric Group Co. Ltd., Class H	1,380,000	1,120
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	169,500	634
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	323,600	897
Shenzhou International Group Holdings Ltd.	277,000	1,346
Shui On Land Ltd.	1,329,500	374
Sihuan Pharmaceutical Holdings Group Ltd.	1,728,126	983
Sino Biopharmaceutical Ltd.	1,384,000	1,598
Sino-Ocean Land Holdings Ltd.	1,455,048	1,099
Sinopec Engineering Group Co. Ltd., Class H	515,000	477
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,614,005	867
Sinopharm Group Co. Ltd., Class H	548,714	2,418
Sinotrans Ltd., Class H	748,000	495
SOHO China Ltd.	1,031,278	672
Sun Art Retail Group Ltd.	999,000	899
Sunac China Holdings Ltd.	857,000	927
Tencent Holdings Ltd.	2,412,770	48,040
Tingyi Cayman Islands Holding Corp.	956,435	1,944
Tsingtao Brewery Co. Ltd., Class H	175,767	1,061
Want Want China Holdings Ltd.	2,758,870	2,907
Weichai Power Co. Ltd., Class H	204,953	678
Yanzhou Coal Mining Co. Ltd., Class H	781,138	611
Zhejiang Expressway Co. Ltd., Class H	711,294	988
Zhuzhou CSR Times Electric Co. Ltd., Class H	246,974	1,837
Zijin Mining Group Co. Ltd., Class H	2,494,162	876
ZTE Corp., Class H	340,917	861

		365,123

Colombia - 0.3%
Almacenes Exito S.A.	88,259	770
Cementos Argos S.A.	170,788	606
Corp. Financiera Colombiana S.A.	31,075	435
Ecopetrol S.A.	2,198,017	1,460
Ecopetrol S.A. ADR	5,700	76
Grupo Argos S.A.	130,958	854
Grupo de Inversiones Suramericana S.A.	114,136	1,622
Interconexion Electrica S.A. ESP	167,500	473
Isagen S.A. ESP	393,656	420

		6,716

Czech Republic - 0.2%
CEZ A.S.	71,587	1,664
Komercni banka A.S.	6,686	1,482

		3,146

Egypt - 0.2%
Commercial International Bank Egypt S.A.E.	389,791	2,884
Global Telecom Holding S.A.E.*	1,171,981	389
Talaat Moustafa Group	494,677	579

		3,852

Greece - 0.3%
Alpha Bank A.E.*	2,133,259	649
Eurobank Ergasias S.A.*	4,376,375	595
FF Group*	14,512	332
Hellenic Telecommunications Organization S.A.	106,815	828
JUMBO S.A.	49,476	347
National Bank of Greece S.A.*	802,974	911
OPAP S.A.	97,735	721
Piraeus Bank S.A.*	978,729	370
Titan Cement Co. S.A.	21,001	425

		5,178

Hong Kong - 5.1%
Alibaba Health Information Technology Ltd.*	1,174,000	1,217
Alibaba Pictures Group Ltd.*	4,630,000	1,791
Beijing Enterprises Holdings Ltd.	233,771	1,751
Beijing Enterprises Water Group Ltd.*	2,067,886	1,684
Belle International Holdings Ltd.	2,154,000	2,480
Brilliance China Automotive Holdings Ltd.	1,411,944	2,193
China Agri-Industries Holdings Ltd.	1,172,492	662
China Everbright Ltd.	415,110	1,436
China Gas Holdings Ltd.	809,495	1,292
China Merchants Holdings International Co. Ltd.	530,511	2,261
China Mobile Ltd.	2,872,712	36,740

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.8% continued
Hong Kong - 5.1% continued
China Overseas Land & Investment Ltd.	1,870,475	$6,593
China Power International Development Ltd.	1,602,000	1,215
China Resources Cement Holdings Ltd.	938,343	523
China Resources Enterprise Ltd.	591,628	1,913
China Resources Gas Group Ltd.	383,958	1,134
China Resources Land Ltd.	1,287,432	4,146
China Resources Power Holdings Co. Ltd.	898,900	2,499
China State Construction International Holdings Ltd.	886,534	1,586
China Taiping Insurance Holdings Co. Ltd.*	741,104	2,647
China Unicom Hong Kong Ltd.	2,844,494	4,458
CITIC Ltd.	1,072,803	1,922
COSCO Pacific Ltd.	854,827	1,154
Far East Horizon Ltd.	829,000	788
Franshion Properties China Ltd.	2,241,791	797
GCL-Poly Energy Holdings Ltd.*	5,105,675	1,169
Goldin Properties Holdings Ltd.*	652,275	687
Guangdong Investment Ltd.	1,298,514	1,811
Haier Electronics Group Co. Ltd.	561,000	1,504
Hanergy Thin Film Power Group Ltd.*	5,718,000	2,884
Kunlun Energy Co. Ltd.	1,533,230	1,551
New World China Land Ltd.	1,163,804	685
Nine Dragons Paper Holdings Ltd.	767,923	670
Shanghai Industrial Holdings Ltd.	222,043	754
Shimao Property Holdings Ltd.	670,403	1,320
Yuexiu Property Co. Ltd.	2,713,652	587

		98,504

Hungary - 0.2%
MOL Hungarian Oil & Gas PLC	15,992	818
OTP Bank PLC	103,297	2,043
Richter Gedeon Nyrt.	66,895	1,006

		3,867

India - 7.4%
ACC Ltd.	16,445	372
Adani Ports & Special Economic Zone Ltd.	361,991	1,746
Adani Power Ltd.(1) *	1	—
Adani Transmissions Ltd.*	98,749	—
Aditya Birla Nuvo Ltd.	17,736	496
Ambuja Cements Ltd.	289,413	1,043
Apollo Hospitals Enterprise Ltd.	36,099	744
Asian Paints Ltd.	139,299	1,650
Aurobindo Pharma Ltd.	64,957	1,478
Bajaj Auto Ltd.	41,692	1,664
Bharat Forge Ltd.	47,849	796
Bharat Heavy Electricals Ltd.	296,030	1,150
Bharat Petroleum Corp. Ltd.	81,575	1,124
Bharti Airtel Ltd.	564,614	3,719
Bharti Infratel Ltd.	233,643	1,635
Bosch Ltd.*	3,787	1,298
Cairn India Ltd.	184,626	526
Cipla Ltd.	168,035	1,621
Coal India Ltd.	312,937	2,067
Container Corp. Of India Ltd.	27,252	718
Dabur India Ltd.	227,089	996
Divi’s Laboratories Ltd.	21,755	641
DLF Ltd.	95,167	174
Dr. Reddy’s Laboratories Ltd.	38,651	2,150
Dr. Reddy’s Laboratories Ltd. ADR	15,005	830
Eicher Motors Ltd.	4,752	1,459
GAIL India Ltd.	169,519	1,044
GlaxoSmithKline Consumer Healthcare Ltd.	4,589	452
Godrej Consumer Products Ltd.	54,816	1,063
HCL Technologies Ltd.	257,741	3,722
Hero MotoCorp Ltd.	20,617	817
Hindalco Industries Ltd.	501,423	879
Hindustan Unilever Ltd.	346,438	4,971
Housing Development Finance Corp. Ltd.	703,386	14,298
ICICI Bank Ltd.	246,740	1,198
ICICI Bank Ltd. ADR	130,355	1,358
Idea Cellular Ltd.	523,562	1,444
Infosys Ltd.	736,726	11,396
Infosys Ltd. ADR	134,148	2,126
ITC Ltd.	1,065,046	5,264
Jindal Steel & Power Ltd.	186,208	250
JSW Steel Ltd.	41,952	574
Larsen & Toubro Ltd.	137,163	3,833
Larsen & Toubro Ltd. GDR (Registered)	7,050	196
LIC Housing Finance Ltd.	128,344	907
Lupin Ltd.	104,721	3,101
Mahindra & Mahindra Financial Services Ltd.	121,618	533
Mahindra & Mahindra Ltd.	170,942	3,437
Marico Ltd.	101,429	714
Motherson Sumi Systems Ltd.	95,821	781
Nestle India Ltd.	10,542	1,051
NTPC Ltd.	523,285	1,129

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.8% continued
India - 7.4% continued
Oil & Natural Gas Corp. Ltd.	400,315	$1,945
Oil India Ltd.	55,813	391
Piramal Enterprises Ltd.	28,608	416
Power Finance Corp. Ltd.	107,390	431
Reliance Communications Ltd.*	316,895	308
Reliance Industries Ltd.	490,216	7,689
Reliance Industries Ltd. GDR(2) (3)	57,226	1,783
Rural Electrification Corp. Ltd.	140,938	608
Shree Cement Ltd.	3,317	589
Shriram Transport Finance Co. Ltd.	66,107	885
Siemens Ltd.	30,909	653
State Bank of India	694,225	2,859
Sun Pharmaceutical Industries Ltd.	386,192	5,300
Tata Consultancy Services Ltd.	220,544	8,817
Tata Motors Ltd.	338,527	2,303
Tata Motors Ltd. ADR	7,068	244
Tata Power Co. Ltd.	523,318	608
Tata Steel Ltd.	128,941	616
Tech Mahindra Ltd.	115,954	868
Ultratech Cement Ltd.	14,748	692
United Breweries Ltd.	30,869	452
United Spirits Ltd.*	26,636	1,413
UPL Ltd.	126,499	1,061
Vedanta Ltd.	410,201	1,116
Wipro Ltd.	260,579	2,239
Wipro Ltd. ADR	25,040	300
Zee Entertainment Enterprises Ltd.	282,091	1,627

		142,848

Indonesia - 2.3%
Adaro Energy Tbk PT	7,010,520	399
Astra Agro Lestari Tbk PT	217,222	373
Astra International Tbk PT	9,645,960	5,119
Bank Central Asia Tbk PT	5,890,892	5,907
Bank Danamon Indonesia Tbk PT	1,631,443	526
Bank Mandiri Persero Tbk PT	4,315,355	3,247
Bank Negara Indonesia Persero Tbk PT	3,549,409	1,413
Bank Rakyat Indonesia Persero Tbk PT	5,122,658	3,956
Bumi Serpong Damai Tbk PT	3,245,200	406
Charoen Pokphand Indonesia Tbk PT	3,791,335	780
Global Mediacom Tbk PT	3,327,200	291
Gudang Garam Tbk PT	200,215	676
Indocement Tunggal Prakarsa Tbk PT	623,803	978
Indofood CBP Sukses Makmur Tbk PT	551,700	516
Indofood Sukses Makmur Tbk PT	1,938,971	954
Jasa Marga Persero Tbk PT	781,500	318
Kalbe Farma Tbk PT	10,098,380	1,267
Lippo Karawaci Tbk PT	8,481,500	750
Matahari Department Store Tbk PT	1,079,873	1,336
Media Nusantara Citra Tbk PT	2,335,500	340
Perusahaan Gas Negara Persero Tbk PT	5,097,712	1,647
Semen Indonesia Persero Tbk PT	1,460,055	1,312
Summarecon Agung Tbk PT	4,723,865	578
Surya Citra Media Tbk PT	2,738,200	584
Tambang Batubara Bukit Asam Persero Tbk PT	491,900	309
Telekomunikasi Indonesia Persero Tbk PT	23,856,362	5,228
Tower Bersama Infrastructure Tbk PT	765,900	527
Unilever Indonesia Tbk PT	740,128	2,208
United Tractors Tbk PT	792,071	1,204
XL Axiata Tbk PT*	1,402,860	388

		43,537

Malaysia - 3.1%
AirAsia Bhd.	450,400	184
Alliance Financial Group Bhd.	539,000	628
AMMB Holdings Bhd.	924,937	1,478
Astro Malaysia Holdings Bhd.	662,800	541
Axiata Group Bhd.	1,227,025	2,081
Berjaya Sports Toto Bhd.	371,806	323
British American Tobacco Malaysia Bhd.	55,600	915
Bumi Armada Bhd.	1,307,800	394
CIMB Group Holdings Bhd.	2,316,171	3,353
Dialog Group Bhd.	1,517,644	639
DiGi.Com Bhd.	1,598,000	2,269
Felda Global Ventures Holdings Bhd.	660,400	285
Gamuda Bhd.	752,400	933
Genting Bhd.	1,037,700	2,217
Genting Malaysia Bhd.	1,439,300	1,596
Genting Plantations Bhd.	129,900	342
Hong Leong Bank Bhd.	242,240	860
Hong Leong Financial Group Bhd.	79,200	318
IHH Healthcare Bhd.	1,152,300	1,729
IJM Corp. Bhd.	743,120	1,282
IOI Corp. Bhd.	1,388,240	1,494
IOI Properties Group Bhd.	728,848	357
Kuala Lumpur Kepong Bhd.	211,250	1,203
Lafarge Malaysia Bhd.	178,600	400
Malayan Banking Bhd.	2,199,750	5,326
Malaysia Airports Holdings Bhd.	336,293	553

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.8% continued
Malaysia - 3.1% continued
Maxis Bhd.	817,951	$1,377
MISC Bhd.	518,960	1,060
Petronas Chemicals Group Bhd.	1,334,700	2,236
Petronas Dagangan Bhd.	109,500	597
Petronas Gas Bhd.	326,200	1,837
PPB Group Bhd.	198,000	794
Public Bank Bhd.	1,204,961	5,979
RHB Capital Bhd.	235,092	459
SapuraKencana Petroleum Bhd.	1,621,300	1,013
Sime Darby Bhd.	1,465,910	3,310
Telekom Malaysia Bhd.	559,286	969
Tenaga Nasional Bhd.	1,599,150	5,355
UMW Holdings Bhd.	271,500	729
Westports Holdings Bhd.	507,100	569
YTL Corp. Bhd.	1,849,480	761
YTL Power International Bhd.	629,813	267

		59,012

Mexico - 4.5%
Alfa S.A.B. de C.V., Series A	1,305,480	2,502
America Movil S.A.B. de C.V., Series L	15,413,782	16,475
Arca Continental S.A.B. de C.V.	177,284	1,007
Cemex S.A.B. de C.V., Series CPO*	6,094,842	5,592
Coca-Cola Femsa S.A.B. de C.V., Series L	223,722	1,778
Controladora Comercial Mexicana S.A.B.de C.V., Series UBC	202,600	635
El Puerto de Liverpool S.A.B. de C.V., Series C1	79,700	920
Fibra Uno Administracion S.A. de C.V.	1,065,900	2,535
Fomento Economico Mexicano S.A.B. de C.V., Series UBD	863,677	7,695
Gentera S.A.B. de C.V.	461,372	820
Gruma S.A.B. de C.V., Series B	93,580	1,207
Grupo Aeroportuario del Pacifico S.A.B.de C.V., Series B	133,252	912
Grupo Aeroportuario del Sureste S.A.B. de C.V., Series B	91,000	1,293
Grupo Bimbo S.A.B. de C.V., Series A*	772,728	1,996
Grupo Carso S.A.B. de C.V., Series A1	287,106	1,196
Grupo Comercial Chedraui S.A. de C.V.	145,800	414
Grupo Financiero Banorte S.A.B. de C.V., Series O	1,182,518	6,502
Grupo Financiero Inbursa S.A.B. de C.V., Series O	1,116,043	2,531
Grupo Financiero Santander Mexico S.A.B. de C.V., Series B	894,700	1,652
Grupo Lala S.A.B. de C.V.	268,280	561
Grupo Mexico S.A.B. de C.V., Series B	1,817,936	5,470
Grupo Televisa S.A.B., Series CPO	1,147,714	8,911
Industrias Penoles S.A.B. de C.V.	69,232	1,133
Kimberly-Clark de Mexico S.A.B. de C.V., Series A	749,927	1,622
Mexichem S.A.B. de C.V.	455,034	1,314
OHL Mexico S.A.B. de C.V.*	348,700	453
Promotora y Operadora de Infraestructura S.A.B. de C.V.*	112,000	1,199
Southern Copper Corp.	76,027	2,236
Wal-Mart de Mexico S.A.B. de C.V.	2,486,737	6,074

		86,635

Peru - 0.3%
Cia de Minas Buenaventura S.A.A. ADR	94,706	983
Credicorp Ltd.	32,252	4,480

		5,463

Philippines - 1.3%
Aboitiz Equity Ventures, Inc.	797,589	1,029
Aboitiz Power Corp.	694,944	701
Alliance Global Group, Inc.	997,824	480
Ayala Corp.	102,287	1,791
Ayala Land, Inc.	3,488,480	2,883
Bank of the Philippine Islands	381,223	799
BDO Unibank, Inc.	719,126	1,728
DMCI Holdings, Inc.	1,990,300	584
Energy Development Corp.	4,690,650	777
Globe Telecom, Inc.	15,370	855
GT Capital Holdings, Inc.	37,830	1,145
International Container Terminal Services, Inc.	258,680	632
JG Summit Holdings, Inc.	1,192,101	1,903
Jollibee Foods Corp.	212,003	927
Megaworld Corp.	5,366,000	566
Metro Pacific Investments Corp.	5,488,000	576
Metropolitan Bank & Trust Co.	177,568	370
Philippine Long Distance Telephone Co.	46,305	2,882
SM Investments Corp.	72,895	1,447
SM Prime Holdings, Inc.	3,884,913	1,720
Universal Robina Corp.	387,230	1,666

		25,461

Poland - 1.4%
Alior Bank S.A.*	21,413	509
Bank Handlowy w Warszawie S.A.	15,809	420
Bank Millennium S.A.*	304,039	529

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.8% continued
Poland - 1.4% continued
Bank Pekao S.A.	61,643	$2,950
Bank Zachodni WBK S.A.*	16,286	1,476
CCC S.A.	10,291	476
Cyfrowy Polsat S.A.*	82,277	517
Enea S.A.	108,314	459
Energa S.A.	103,818	627
Eurocash S.A.	38,785	385
Getin Noble Bank S.A.*	580,584	211
Grupa Azoty S.A.*	22,371	491
Grupa Lotos S.A.*	34,811	278
KGHM Polska Miedz S.A.	67,637	1,916
LPP S.A.	588	1,040
mBank S.A.*	6,440	706
Orange Polska S.A.	326,480	708
PGE Polska Grupa Energetyczna S.A.	393,799	1,931
Polski Koncern Naftowy Orlen S.A.	152,845	3,000
Polskie Gornictwo Naftowe i Gazownictwo S.A.	869,017	1,526
Powszechna Kasa Oszczednosci Bank Polski S.A.	405,321	3,353
Powszechny Zaklad Ubezpieczen S.A.	26,165	3,008
Synthos S.A.	287,733	355
Tauron Polska Energia S.A.	555,361	646

		27,517

Qatar - 0.9%
Barwa Real Estate Co.	44,753	650
Commercial Bank of Qatar (The) QSC	33,448	504
Doha Bank QSC	56,343	823
Ezdan Holding Group QSC	300,048	1,474
Gulf International Services QSC	21,853	479
Industries Qatar QSC	70,151	2,771
Masraf Al Rayan QSC	175,985	2,243
Ooredoo QSC	39,085	929
Qatar Electricity & Water Co. QSC	13,150	822
Qatar Insurance Co. SAQ	40,860	1,080
Qatar Islamic Bank SAQ	29,735	880
Qatar National Bank SAQ	83,559	4,421
Vodafone Qatar QSC	161,204	728

		17,804

Russia - 3.4%
Alrosa AO	851,651	972
Gazprom OAO	605,854	1,602
Gazprom OAO ADR	2,467,445	12,730
Lukoil OAO	35,836	1,603
Lukoil OAO ADR	11,873	533
Lukoil OAO ADR (London Exchange)	188,895	8,327
Magnit PJSC	3,011	622
Magnit PJSC GDR (Registered)	107,052	5,964
MegaFon PJSC GDR (Registered)	44,587	620
MMC Norilsk Nickel OJSC ADR (London Exchange)	92,887	1,568
MMC Norilsk Nickel PJSC	8,956	1,541
MMC Norilsk Nickel PJSC ADR (London Exchange)	80,388	1,363
Mobile TeleSystems OJSC ADR	237,350	2,321
Moscow Exchange MICEX-RTS PJSC	564,826	715
NOVATEK OAO GDR (Registered)	43,286	4,412
Rosneft OAO	95,885	403
Rosneft OAO GDR (Registered)	435,611	1,797
Rostelecom OJSC	271,937	447
Rostelecom OJSC ADR	10,070	94
RusHydro JSC	29,671,245	296
RusHydro JSC ADR	266,069	264
Sberbank of Russia	56,000	73
Sberbank of Russia (Moscow Exchange)	4,382,858	5,742
Sberbank of Russia ADR	158,557	829
Severstal PAO	280	3
Severstal PAO GDR (Registered)	100,645	1,066
Sistema JSFC GDR (Registered)	81,873	725
Surgutneftegas OAO	695,767	417
Surgutneftegas OAO ADR	120,622	710
Surgutneftegas OAO ADR (London Exchange)	141,244	835
Tatneft OAO	234,658	1,260
Tatneft OAO ADR	1,663	53
Tatneft OAO ADR (London Exchange)	72,254	2,313
Uralkali PJSC*	77,147	205
Uralkali PJSC GDR (Registered)	46,707	600
VTB Bank OJSC*	1,629,566,738	2,329
VTB Bank OJSC GDR(2) (3)	11,036	31
VTB Bank OJSC GDR (Registered)	384,561	1,049

		66,434

South Africa - 7.6%
African Bank Investments Ltd.*	213,004	5
African Rainbow Minerals Ltd.	48,924	333
Anglo American Platinum Ltd.*	23,190	524
AngloGold Ashanti Ltd.*	191,801	1,735
Aspen Pharmacare Holdings Ltd.*	156,346	4,625
Barclays Africa Group Ltd.	158,719	2,384

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.8% continued
South Africa - 7.6% continued
Barloworld Ltd.	111,933	$887
Bidvest Group (The) Ltd.	144,417	3,644
Brait S.E.*	159,826	1,615
Capitec Bank Holdings Ltd.	15,960	636
Coronation Fund Managers Ltd.	96,799	655
Discovery Ltd.	169,713	1,754
Exxaro Resources Ltd.	64,240	458
FirstRand Ltd.	1,595,569	6,990
Foschini Group (The) Ltd.	90,035	1,175
Gold Fields Ltd.	342,793	1,096
Growthpoint Properties Ltd.	1,049,255	2,278
Hyprop Investments Ltd.	121,272	1,203
Impala Platinum Holdings Ltd.*	253,723	1,130
Imperial Holdings Ltd.	90,208	1,373
Investec Ltd.	117,345	1,053
Kumba Iron Ore Ltd.	31,173	387
Liberty Holdings Ltd.	59,401	707
Life Healthcare Group Holdings Ltd.	455,685	1,399
Massmart Holdings Ltd.	52,519	644
Mediclinic International Ltd.	199,495	1,678
MMI Holdings Ltd.	536,730	1,329
Mondi Ltd.	58,518	1,283
Mr. Price Group Ltd.	111,436	2,292
MTN Group Ltd.	782,254	14,697
Nampak Ltd.	255,073	705
Naspers Ltd., Class N	185,929	28,749
Nedbank Group Ltd.	92,188	1,829
Netcare Ltd.	416,060	1,304
Pick n Pay Stores Ltd.	107,823	510
PSG Group Ltd.	39,490	665
Rand Merchant Insurance Holdings Ltd.	317,571	1,108
Redefine Properties Ltd.	1,681,503	1,406
Remgro Ltd.	228,893	4,811
Resilient Property Income Fund Ltd.	141,860	1,122
RMB Holdings Ltd.	336,324	1,835
Sanlam Ltd.	797,336	4,347
Sappi Ltd.*	251,030	891
Sasol Ltd.	259,510	9,615
Shoprite Holdings Ltd.	211,979	3,020
SPAR Group (The) Ltd.	69,906	1,089
Standard Bank Group Ltd.	573,621	7,543
Steinhoff International Holdings Ltd.	1,059,844	6,688
Telkom S.A. SOC Ltd.*	109,504	577
Tiger Brands Ltd.	76,249	1,776
Truworths International Ltd.	196,364	1,381
Tsogo Sun Holdings Ltd.	209,716	420
Vodacom Group Ltd.	165,009	1,878
Woolworths Holdings Ltd.	447,604	3,619

		146,857

South Korea - 13.2%
Amorepacific Corp.	14,894	5,575
AMOREPACIFIC Group	12,984	2,175
BNK Financial Group, Inc.	108,567	1,373
Celltrion, Inc.*	28,271	1,976
Cheil Industries, Inc.*	13,173	2,104
Cheil Worldwide, Inc.*	37,350	579
CJ CheilJedang Corp.	3,782	1,494
CJ Corp.	6,978	1,858
CJ Korea Express Co. Ltd.*	3,181	553
Coway Co. Ltd.	25,698	2,108
Daelim Industrial Co. Ltd.	11,847	870
Daewoo Engineering & Construction Co. Ltd.*	45,860	252
Daewoo International Corp.	19,613	453
Daewoo Securities Co. Ltd.	80,958	1,102
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	46,550	555
Daum Kakao Corp.	11,748	1,331
DGB Financial Group, Inc.	80,130	840
Dongbu Insurance Co. Ltd.	18,837	954
Doosan Corp.	2,990	292
Doosan Heavy Industries & Construction Co. Ltd.	24,263	518
Doosan Infracore Co. Ltd.*	66,360	582
E-Mart Co. Ltd.	9,914	2,043
GS Engineering & Construction Corp.*	22,832	547
GS Holdings Corp.	23,359	1,038
Halla Visteon Climate Control Corp.	16,211	561
Hana Financial Group, Inc.	132,511	3,429
Hankook Tire Co. Ltd.	35,118	1,329
Hanmi Pharm Co. Ltd.*	2,364	991
Hanssem Co. Ltd.	4,675	1,177
Hanwha Chemical Corp.	44,368	742
Hanwha Corp.	18,512	782
Hanwha Life Insurance Co. Ltd.	104,841	742
Hotel Shilla Co. Ltd.	15,984	1,596
Hyosung Corp.	9,934	1,279
Hyundai Department Store Co. Ltd.	6,514	853

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.8% continued
South Korea - 13.2% continued
Hyundai Development Co.-Engineering & Construction	27,637	$1,635
Hyundai Engineering & Construction Co. Ltd.	34,619	1,272
Hyundai Glovis Co. Ltd.	8,995	1,627
Hyundai Heavy Industries Co. Ltd.*	19,225	1,914
Hyundai Marine & Fire Insurance Co. Ltd.	31,700	839
Hyundai Merchant Marine Co. Ltd.*	42,855	265
Hyundai Mipo Dockyard Co. Ltd.*	5,400	314
Hyundai Mobis Co. Ltd.	32,193	6,136
Hyundai Motor Co.	72,624	8,840
Hyundai Steel Co.	37,394	2,267
Hyundai Wia Corp.	7,320	675
Industrial Bank of Korea	132,109	1,709
Kangwon Land, Inc.	53,560	1,775
KB Financial Group, Inc.	182,945	6,016
KCC Corp.	2,513	1,100
KEPCO Plant Service & Engineering Co. Ltd.	11,209	1,186
Kia Motors Corp.	125,018	5,107
Korea Aerospace Industries Ltd.	19,320	1,375
Korea Electric Power Corp.	122,213	4,998
Korea Gas Corp.	13,474	522
Korea Investment Holdings Co. Ltd.	19,628	1,110
Korea Zinc Co. Ltd.	3,801	1,850
Korean Air Lines Co. Ltd.*	15,901	579
KT Corp.*	13,517	345
KT Corp. ADR*	6,526	83
KT&G Corp.	52,426	4,443
Kumho Petrochemical Co. Ltd.	6,504	412
LG Chem Ltd.	22,089	5,505
LG Corp.	43,218	2,385
LG Display Co. Ltd.	106,721	2,460
LG Electronics, Inc.	48,492	2,050
LG Household & Health Care Ltd.	4,310	2,965
LG Innotek Co. Ltd.	5,984	539
LG Uplus Corp.	106,753	943
Lotte Chemical Corp.	7,396	1,915
Lotte Confectionery Co. Ltd.	334	582
Lotte Shopping Co. Ltd.	4,715	990
LS Corp.	8,565	333
LS Industrial Systems Co. Ltd.	4,964	203
Mirae Asset Securities Co. Ltd.	9,990	451
NAVER Corp.	13,151	7,469
NCSoft Corp.	7,332	1,304
NH Investment & Securities Co. Ltd.	68,228	743
OCI Co. Ltd.	6,984	564
Orion Corp.	1,706	1,603
Paradise Co. Ltd.	20,291	439
POSCO	31,343	6,218
POSCO ADR	4,628	227
S-1 Corp.	8,165	573
Samsung C&T Corp.	57,013	3,380
Samsung Card Co. Ltd.	16,282	538
Samsung Electro-Mechanics Co. Ltd.	26,010	1,190
Samsung Electronics Co. Ltd.	51,667	58,693
Samsung Fire & Marine Insurance Co. Ltd.	16,479	4,316
Samsung Heavy Industries Co. Ltd.	63,821	974
Samsung Life Insurance Co. Ltd.	36,662	3,533
Samsung SDI Co. Ltd.	25,211	2,505
Samsung SDS Co. Ltd.	14,336	3,329
Samsung Securities Co. Ltd.	26,568	1,296
Shinhan Financial Group Co. Ltd.	201,382	7,492
Shinsegae Co. Ltd.	3,406	818
SK C&C Co. Ltd.	9,380	2,325
SK Holdings Co. Ltd.	10,129	1,793
SK Hynix, Inc.	274,130	10,419
SK Innovation Co. Ltd.*	30,170	3,316
SK Networks Co. Ltd.	44,300	356
SK Telecom Co. Ltd.	3,632	813
SK Telecom Co. Ltd. ADR	10,300	255
S-Oil Corp.	21,909	1,333
Woori Bank	159,528	1,400
Yuhan Corp.	3,806	931

		254,513

Taiwan - 12.2%
Acer, Inc.*	1,362,800	656
Advanced Semiconductor Engineering, Inc.	3,026,364	4,064
Advantech Co. Ltd.	136,234	925
Asia Cement Corp.	1,047,567	1,240
Asia Pacific Telecom Co. Ltd.	905,000	361
Asustek Computer, Inc.	342,546	3,336
AU Optronics Corp.	4,197,215	1,854
Casetek Holdings Ltd.	49,000	303
Catcher Technology Co. Ltd.	313,111	3,916
Cathay Financial Holding Co. Ltd.	3,851,075	6,719
Chailease Holding Co. Ltd.	457,720	1,103
Chang Hwa Commercial Bank Ltd.	1,929,386	1,109
Cheng Shin Rubber Industry Co. Ltd.	797,184	1,766

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.8% continued
Taiwan - 12.2% continued
Chicony Electronics Co. Ltd.	232,349	$624
China Airlines Ltd.*	1,147,307	493
China Development Financial Holding Corp.	6,338,868	2,414
China Life Insurance Co. Ltd.	1,420,954	1,458
China Motor Corp.	328,000	257
China Steel Corp.	5,583,156	4,460
Chunghwa Telecom Co. Ltd.	1,772,493	5,677
Compal Electronics, Inc.	1,958,759	1,489
CTBC Financial Holding Co. Ltd.	6,552,025	5,160
CTCI Corp.	306,000	495
Delta Electronics, Inc.	874,521	4,477
E.Sun Financial Holding Co. Ltd.	3,072,952	2,055
Eclat Textile Co. Ltd.	88,662	1,454
Epistar Corp.	431,351	573
Eva Airways Corp.*	821,768	564
Evergreen Marine Corp. Taiwan Ltd.*	795,795	413
Far Eastern New Century Corp.	1,533,127	1,626
Far EasTone Telecommunications Co. Ltd.	766,345	1,852
Feng TAY Enterprise Co. Ltd.	134,000	780
First Financial Holding Co. Ltd.	3,532,974	2,155
Formosa Chemicals & Fibre Corp.	1,472,499	3,541
Formosa Petrochemical Corp.	495,487	1,272
Formosa Plastics Corp.	1,971,682	4,635
Formosa Taffeta Co. Ltd.	412,827	438
Foxconn Technology Co. Ltd.	438,398	1,591
Fubon Financial Holding Co. Ltd.	3,143,025	6,274
Giant Manufacturing Co. Ltd.	128,483	1,088
Hermes Microvision, Inc.	18,000	1,179
Highwealth Construction Corp.	267,300	637
Hiwin Technologies Corp.	84,430	555
Hon Hai Precision Industry Co. Ltd.	6,179,254	19,275
Hotai Motor Co. Ltd.	119,900	1,696
HTC Corp.*	324,220	752
Hua Nan Financial Holdings Co. Ltd.	2,774,978	1,596
Innolux Corp.	3,913,900	2,040
Inotera Memories, Inc.*	1,008,546	792
Inventec Corp.	979,314	675
Kinsus Interconnect Technology Corp.	114,587	315
Largan Precision Co. Ltd.	47,835	5,477
Lite-On Technology Corp.	924,466	1,080
MediaTek, Inc.	705,334	9,689
Mega Financial Holding Co. Ltd.	4,777,771	4,304
Merida Industry Co. Ltd.	85,900	552
Nan Ya Plastics Corp.	2,262,951	5,315
Novatek Microelectronics Corp.	282,850	1,364
Pegatron Corp.	775,594	2,248
Phison Electronics Corp.	61,608	533
Pou Chen Corp.	980,093	1,397
Powertech Technology, Inc.	256,568	552
President Chain Store Corp.	273,220	1,920
Quanta Computer, Inc.	1,236,576	2,912
Radiant Opto-Electronics Corp.	183,800	681
Realtek Semiconductor Corp.	233,457	599
Ruentex Development Co. Ltd.	339,562	537
Ruentex Industries Ltd.	257,906	590
Shin Kong Financial Holding Co. Ltd.	3,555,295	1,078
Siliconware Precision Industries Co. Ltd.	1,390,480	2,098
Simplo Technology Co. Ltd.	133,532	618
SinoPac Financial Holdings Co. Ltd.	4,181,259	1,849
Standard Foods Corp.	129,203	386
Synnex Technology International Corp.	652,086	966
Taishin Financial Holding Co. Ltd.	3,743,117	1,566
Taiwan Business Bank*	1,581,758	486
Taiwan Cement Corp.	1,548,055	1,954
Taiwan Cooperative Financial Holding Co. Ltd.	3,340,874	1,748
Taiwan Fertilizer Co. Ltd.	327,000	540
Taiwan Glass Industry Corp.	431,377	208
Taiwan Mobile Co. Ltd.	761,076	2,540
Taiwan Semiconductor Manufacturing Co. Ltd.	11,497,193	51,805
Teco Electric and Machinery Co. Ltd.	892,000	692
TPK Holding Co. Ltd.	144,003	833
Transcend Information, Inc.	109,442	404
U-Ming Marine Transport Corp.	233,000	317
Uni-President Enterprises Corp.	2,125,145	3,774
United Microelectronics Corp.	5,607,043	2,350
Vanguard International Semiconductor Corp.	349,000	563
Wan Hai Lines Ltd.	103,000	82
Wistron Corp.	1,008,278	766
WPG Holdings Ltd.	687,316	857
Ya Hsin Industrial Co. Ltd.(4) *	121,548	—
Yang Ming Marine Transport Corp.*	753,356	264
Yuanta Financial Holding Co. Ltd.	4,023,288	2,177
Yulon Motor Co. Ltd.	366,257	423
Zhen Ding Technology Holding Ltd.	122,850	430

		235,703

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.8% continued
Thailand - 2.2%
Advanced Info Service PCL (Registered)	194,000	$1,379
Advanced Info Service PCL NVDR	308,399	2,185
Airports of Thailand PCL NVDR	210,300	1,885
Bangkok Bank PCL (Registered)	118,000	622
Bangkok Bank PCL NVDR	130,000	683
Bangkok Dusit Medical Services PCL NVDR	1,761,300	1,025
Banpu PCL (Registered)	233,500	176
Banpu PCL NVDR	317,880	239
BEC World PCL (Registered)	196,500	218
BEC World PCL NVDR	222,607	246
BTS Group Holdings PCL NVDR	2,670,400	790
Bumrungrad Hospital PCL NVDR	156,987	870
Central Pattana PCL NVDR	655,500	920
Charoen Pokphand Foods PCL NVDR	1,408,957	999
CP ALL PCL (Registered)	905,200	1,240
CP ALL PCL NVDR	1,112,836	1,520
Delta Electronics Thailand PCL NVDR	217,400	583
Energy Absolute PCL NVDR	505,600	351
Glow Energy PCL (Registered)	87,100	220
Glow Energy PCL NVDR	141,402	356
Home Product Center PCL NVDR	1,722,604	344
Indorama Ventures PCL NVDR	740,647	606
IRPC PCL (Registered)	1,860,900	247
IRPC PCL NVDR	2,732,681	361
Kasikornbank PCL (Registered)	191,500	1,069
Kasikornbank PCL NVDR	652,997	3,648
Krung Thai Bank PCL (Registered)	699,750	354
Krung Thai Bank PCL NVDR	783,293	395
Minor International PCL NVDR	815,430	723
PTT Exploration & Production PCL (Registered)	242,500	783
PTT Exploration & Production PCL NVDR	415,743	1,338
PTT Global Chemical PCL (Registered)	189,814	389
PTT Global Chemical PCL NVDR	621,976	1,273
PTT PCL (Registered)	183,500	1,950
PTT PCL NVDR	294,000	3,122
Siam Cement (The) PCL (Registered)	51,000	784
Siam Cement (The) PCL NVDR	135,398	2,079
Siam Commercial Bank (The) PCL (Registered)	232,700	1,071
Siam Commercial Bank (The) PCL NVDR	526,376	2,418
Thai Oil PCL (Registered)	97,800	159
Thai Oil PCL NVDR	277,095	451
Thai Union Frozen Products PCL NVDR	721,200	465
TMB Bank PCL NVDR	5,939,500	410
True Corp. PCL NVDR*	4,227,655	1,421

		42,367

Turkey - 1.4%
Akbank T.A.S.	1,031,320	2,959
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	89,563	808
Arcelik A.S.	111,248	602
BIM Birlesik Magazalar A.S.	103,009	1,844
Coca-Cola Icecek A.S.	33,387	554
Dogan Sirketler Grubu Holding A.S.(1) *	1	—
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	824,576	843
Enka Insaat ve Sanayi A.S.	249,481	475
Eregli Demir ve Celik Fabrikalari T.A.S.	693,017	1,118
Ford Otomotiv Sanayi A.S.	31,388	418
Haci Omer Sabanci Holding A.S.	401,852	1,513
Is Gayrimenkul Yatirim Ortakligi A.S.(1)	1	—
KOC Holding A.S.	275,001	1,272
Petkim Petrokimya Holding A.S.*	172,047	259
TAV Havalimanlari Holding A.S.	70,764	599
Tofas Turk Otomobil Fabrikasi A.S.	57,218	390
Tupras Turkiye Petrol Rafinerileri A.S.*	59,643	1,510
Turk Hava Yollari A.O.*	232,152	758
Turk Telekomunikasyon A.S.	219,727	576
Turkcell Iletisim Hizmetleri A.S.	421,149	1,934
Turkiye Garanti Bankasi A.S.	1,070,396	3,332
Turkiye Halk Bankasi A.S.	274,423	1,254
Turkiye Is Bankasi, Class C	746,603	1,559
Turkiye Sise ve Cam Fabrikalari A.S.	305,231	410
Turkiye Vakiflar Bankasi T.A.O., Class D	382,510	609
Ulker Biskuvi Sanayi A.S.	61,632	429
Yapi ve Kredi Bankasi A.S.	450,412	657

		26,682

United Arab Emirates - 0.7%
Abu Dhabi Commercial Bank PJSC	953,441	1,983
Aldar Properties PJSC	1,484,700	1,096
Arabtec Holding Co. PJSC*	1,183,874	843
DP World Ltd.	78,481	1,680
Dubai Financial Market PJSC	952,297	511
Dubai Islamic Bank PJSC	428,952	797
Emaar Malls Group PJSC*	923,980	839
Emaar Properties PJSC	1,615,899	3,452
First Gulf Bank PJSC	430,765	1,776

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.8% continued
United Arab Emirates - 0.7% continued
National Bank of Abu Dhabi PJSC	290,382	$867

		13,844

Total Common Stocks(5) (Cost $1,481,163)		1,790,475

PREFERRED STOCKS - 3.9%
Brazil - 2.7%
AES Tiete S.A.	45,653	255
Banco Bradesco S.A.	1,080,194	9,902
Banco Bradesco S.A. ADR	97,129	890
Banco do Estado do Rio Grande do Sul S.A., Class B	84,418	243
Braskem S.A., Class A	73,941	321
Centrais Eletricas Brasileiras S.A., Class B*	102,041	278
Cia Brasileira de Distribuicao	73,442	1,734
Cia Energetica de Minas Gerais	354,847	1,346
Cia Energetica de Sao Paulo, Class B	97,308	612
Cia Paranaense de Energia, Class B	46,144	512
Gerdau S.A.	371,161	889
Itau Unibanco Holding S.A.	1,287,848	14,187
Itausa - Investimentos Itau S.A.	1,660,221	4,763
Lojas Americanas S.A.	215,792	1,211
Oi S.A.*	124,800	237
Oi S.A. ADR*	3,781	7
Petroleo Brasileiro S.A.*	1,620,195	6,639
Petroleo Brasileiro S.A. ADR*	115,642	944
Suzano Papel e Celulose S.A., Class A	178,200	950
Telefonica Brasil S.A.	153,973	2,152
Telefonica Brasil S.A. ADR	2,865	40
Usinas Siderurgicas de Minas Gerais S.A., Class A	189,744	252
Vale S.A.	916,830	4,618

		52,982

Chile - 0.1%
Embotelladora Andina S.A., Class B	117,962	399
Sociedad Quimica y Minera de Chile S.A. ADR	3,193	51
Sociedad Quimica y Minera de Chile S.A., Class B	39,477	639

		1,089

Colombia - 0.2%
Banco Davivienda S.A.	45,289	465
Bancolombia S.A.	175,449	1,879
Bancolombia S.A. ADR	6,452	277
Grupo Aval Acciones y Valores S.A.	1,401,559	686
Grupo de Inversiones Suramericana S.A.	43,160	603

		3,910

Russia - 0.2%
AK Transneft OAO	748	1,827
Surgutneftegas OAO	1,784,837	1,379
Surgutneftegas OAO ADR	140,161	1,065

		4,271

South Korea - 0.7%
Amorepacific Corp.	4,581	841
Hyundai Motor Co. Ltd.	17,683	1,662
Hyundai Motor Co. Ltd.	11,873	1,091
LG Chem Ltd.	3,379	569
Samsung Electronics Co. Ltd.	9,654	8,580

		12,743

Total Preferred Stocks(5) (Cost $108,480)		74,995

INVESTMENT COMPANIES - 1.8%
iShares MSCI Emerging Markets ETF	235,000	9,311
iShares MSCI South Korea Capped ETF	41,040	2,262
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(6)	10,948,038	10,948
Vanguard FTSE Emerging Markets ETF	316,000	12,918

Total Investment Companies (Cost $35,399)		35,439

Total Investments - 98.5% (Cost $1,625,042)		1,900,909

Other Assets less Liabilities - 1.5%		29,285

NET ASSETS - 100.0%		$1,930,194

(1)	Value rounds to less than one thousand.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	Restricted security that has been deemed illiquid. At June 30, 2015, the value of these restricted illiquid securities amounted to approximately $5,525,000 or 0.3% of net assets. Additional information on each restricted illiquid security is as follows:

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
CGN Power Co. Ltd., Class H	12/23/14-5/28/15	$1,504
Dalian Wanda Commercial Properties Co. Ltd., Class H	5/13/15-5/29/15	1,068
Huatai Securities Co. Ltd., Class H	6/12/15	1,278
Reliance Industries Ltd. GDR	11/1/06-12/22/06	1,612
VTB Bank OJSC GDR	5/11/07-10/28/09	80

(4)	Level 3 asset that is worthless, bankrupt or has been delisted.
(5)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2015, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
UBS	United States Dollar	1,275	Taiwan Dollar	39,369	9/16/15	$1

At June 30, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Dax Index (Euro)	3	$920	Long	9/15	$5
FTSE/JSE Top 40 Index (South African Rand)	104	3,953	Long	9/15	(4)
Hang Seng Index (Hong Kong Dollar)	27	4,564	Long	7/15	(185)
mini MSCI Emerging Markets Index (United States Dollar)	453	21,730	Long	9/15	(107)
MSCI Taiwan Index (United States Dollar)	110	3,765	Long	7/15	(68)
S&P/TSX 60 Index (Canadian Dollar)	19	2,568	Long	9/15	(41)
SGX CNX Nifty Index (United States Dollar)	141	2,364	Long	7/15	4
SPI 200 Index (Australian Dollar)	11	$1,145	Long	9/15	$(20)

Total					$(416)

At June 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	8.8%
Consumer Staples	8.0
Energy	8.3
Financials	30.7
Health Care	2.5
Industrials	6.8
Information Technology	17.7
Materials	6.8
Telecommunication Services	7.2
Utilities	3.2

Total	100.0%

At June 30, 2015, the Fund’s investments were denominated in the following currencies:

% OF LONG-TERM
CONCENTRATION BY CURRENCY	INVESTMENTS
Hong Kong Dollar	24.5%
Korean Won	14.1
Taiwan Dollar	12.5
South African Rand	7.8
Brazilian Real	7.3
Indian Rupee	7.2
United States Dollar	6.2
All other currencies less than 5%	20.4

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued	JUNE 30, 2015 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below.

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2015 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Brazil	$87,944	$—	$—	$87,944
Chile	21,468	—	—	21,468
China	1,099	364,024	—	365,123
Colombia	6,716	—	—	6,716
India	4,858	137,990	—	142,848
Mexico	86,635	—	—	86,635
Peru	5,463	—	—	5,463
Russia	23,086	43,348	—	66,434
South Korea	565	253,948	—	254,513
Thailand	5,572	36,795	—	42,367
United Arab Emirates	1,680	12,164	—	13,844
All Other Countries(1)	—	697,120	—	697,120

Total Common Stocks	245,086	1,545,389	—	1,790,475

Preferred Stocks
South Korea	—	12,743	—	12,743
All Other Countries(1)	62,252	—	—	62,252

Total Preferred Stocks	62,252	12,743	—	74,995

Investment Companies	35,439	—	—	35,439

Total Investments	$342,777	$1,558,132	$—	$1,900,909

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$1	$—	$1
Futures Contracts	9	—	—	9
Liabilities
Futures Contracts	(425)	—	—	(425)

Total Other Financial Instruments	$(416)	$1	$—	$(415)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2015, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

Country	Value (000S)	Reason
Common Stocks
Malaysia	$1,774	Valuations at last trade with foreign fair value adjustments
Qatar	650	Valuations at last trade with foreign fair value adjustments
South Korea	265	Valuations at last trade with foreign fair value adjustments

Total	$2,689

Federal Tax Information:

At June 30, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,661,917

Gross tax appreciation of investments	$452,961
Gross tax depreciation of investments	(213,969)

Net tax appreciation of investments	$238,992

Transactions in affiliated investments for the three months ended June, 30, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$16,546	$268,988	$274,586	$1	$10,948

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND	JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%
Australia - 5.2%
BGP Holdings PLC(1) (2) *	6,535,576	$—
BWP Trust	585,167	1,373
Charter Hall Retail REIT	381,631	1,242
Cromwell Property Group	1,764,914	1,390
Dexus Property Group	1,144,328	6,402
Federation Centres	3,928,978	8,837
Goodman Group	2,099,821	10,132
GPT Group (The)	2,107,723	6,914
Investa Office Fund	685,592	1,998
Mirvac Group	4,362,360	6,215
Scentre Group	6,131,056	17,708
Shopping Centres Australasia Property Group	824,863	1,349
Stockland	2,825,410	8,880
Westfield Corp.	2,317,971	16,183

		88,623

Austria - 0.4%
BUWOG A.G.*	62,585	1,215
CA Immobilien Anlagen A.G.*	87,179	1,520
Conwert Immobilien Invest S.E.*	74,334	942
IMMOFINANZ A.G.*	1,098,056	2,583

		6,260

Belgium - 0.4%
Aedifica S.A.	15,198	853
Befimmo S.A.	20,763	1,269
Cofinimmo	24,517	2,533
Intervest Offices & Warehouses N.V.	8,135	194
Leasinvest Real Estate S.C.A.	2,233	199
Warehouses De Pauw - CVA	16,580	1,280
Wereldhave Belgium N.V.	2,378	245

		6,573

Brazil - 0.6%
Aliansce Shopping Centers S.A.	100,941	471
BR Malls Participacoes S.A.	529,218	2,502
BR Properties S.A.	231,172	781
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	330,085	1,055
Direcional Engenharia S.A.	93,430	153
Even Construtora e Incorporadora S.A.	227,269	242
Ez Tec Empreendimentos e Participacoes S.A.	61,944	290
Gafisa S.A.*	436,758	336
Helbor Empreendimentos S.A.	135,597	88
Iguatemi Empresa de Shopping Centers S.A.	72,903	584
JHSF Participacoes S.A.	134,916	81
MRV Engenharia e Participacoes S.A.	361,612	907
Multiplan Empreendimentos Imobiliarios S.A.	93,597	1,448
PDG Realty S.A. Empreendimentos e Participacoes - RCT*	1,283,604	144
PDG Realty S.A. Empreendimentos e Participacoes*	1,494,722	183
Rodobens Negocios Imobiliarios S.A.	28,773	50
Rossi Residencial S.A.*	61,307	25
Sao Carlos Empreendimentos e Participacoes S.A.	20,034	200
Sonae Sierra Brasil S.A.	28,515	173
Tecnisa S.A.	98,731	101

		9,814

Canada - 2.7%
Allied Properties Real Estate Investment Trust	90,667	2,573
Artis Real Estate Investment Trust	165,052	1,812
Boardwalk Real Estate Investment Trust	47,941	2,174
Calloway Real Estate Investment Trust	133,787	3,098
Canadian Apartment Properties REIT	142,466	3,148
Canadian Real Estate Investment Trust	86,930	2,954
Chartwell Retirement Residences	209,962	1,930
Cominar Real Estate Investment Trust	192,845	2,737
Crombie Real Estate Investment Trust	92,968	928
Dream Global Real Estate Investment Trust	114,447	910
Dream Office Real Estate Investment Trust	129,176	2,538
Extendicare, Inc.	107,791	653
First Capital Realty, Inc.	106,083	1,519
Granite Real Estate Investment Trust	56,537	1,945
H&R Real Estate Investment Trust	325,137	5,842
InnVest Real Estate Investment Trust	116,465	480
Killam Properties, Inc.	66,235	540
Morguard Real Estate Investment Trust	39,825	525
Northern Property Real Estate Investment Trust	38,921	697
Pure Industrial Real Estate Trust	228,199	861
RioCan Real Estate Investment Trust	378,627	8,115

		45,979

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Chile - 0.1%
Parque Arauco S.A.	616,318	$1,172

China - 2.2%
Agile Property Holdings Ltd.	1,677,226	1,128
Beijing Capital Land Ltd., Class H	1,226,000	939
Beijing North Star Co. Ltd., Class H	819,662	396
China Aoyuan Property Group Ltd.	1,605,000	349
China Merchants Property Development Co. Ltd., Class B	245,012	721
China SCE Property Holdings Ltd.*	1,461,000	346
China Vanke Co. Ltd., Class H	1,591,741	3,900
Country Garden Holdings Co. Ltd.	8,755,181	3,841
Dalian Wanda Commercial Properties Co. Ltd., Class H(3) (4)	328,800	2,630
Evergrande Real Estate Group Ltd.	6,619,000	3,916
Fantasia Holdings Group Co. Ltd.	2,086,500	357
Greentown China Holdings Ltd.	935,500	1,193
Guangzhou R&F Properties Co. Ltd., Class H*	1,187,002	1,445
Hydoo International Holding Ltd.	1,308,000	226
KWG Property Holding Ltd.	1,446,094	1,219
Logan Property Holdings Co. Ltd.	920,000	410
Longfor Properties Co. Ltd.	1,763,500	2,790
Powerlong Real Estate Holdings Ltd.	1,735,000	385
Redco Properties Group Ltd.(3) (4)	514,000	351
Renhe Commercial Holdings Co. Ltd.*	19,042,000	1,585
Shui On Land Ltd.	4,157,277	1,170
Sino-Ocean Land Holdings Ltd.	4,467,328	3,374
SOHO China Ltd.	1,986,256	1,294
Sunac China Holdings Ltd.	2,179,050	2,358
Wuzhou International Holdings Ltd.*	1,372,000	265
Yuzhou Properties Co. Ltd.	1,436,000	370

		36,958

Denmark - 0.1%
Grand City Properties S.A.	97,118	1,687

Egypt - 0.0%
Six of October Development & Investment*	295,544	426

Finland - 0.1%
Citycon OYJ*	311,656	778
Sponda OYJ	287,779	1,063
Technopolis OYJ	110,102	444

		2,285

France - 3.1%
Affine S.A.	6,432	121
ANF Immobilier	8,069	197
Fonciere Des Regions	42,242	3,597
Gecina S.A.	40,701	5,025
ICADE	41,485	2,962
Klepierre	212,248	9,328
Mercialys S.A.	49,150	1,097
Unibail-Rodamco S.E.	118,113	29,971

		52,298

Germany - 2.2%
ADLER Real Estate A.G.*	20,243	290
alstria office REIT-A.G.*	100,291	1,291
Deutsche Annington Immobilien S.E.	543,072	15,309
Deutsche Euroshop A.G.	55,034	2,416
Deutsche Wohnen A.G. (Bearer)	402,928	9,232
DIC Asset A.G.	43,939	392
DO Deutsche Office A.G.	76,862	366
Hamborner REIT A.G.	58,387	569
LEG Immobilien A.G.*	67,641	4,698
TAG Immobilien A.G.	141,545	1,656
TLG Immobilien A.G.	59,791	967

		37,186

Greece - 0.0%
Grivalia Properties REIC AE	44,946	313

Hong Kong - 9.5%
C C Land Holdings Ltd.	1,531,000	373
Champion REIT	2,865,846	1,573
China Oceanwide Holdings Ltd.*	5,336,000	1,015
China Overseas Grand Oceans Group Ltd.	938,000	475
China Overseas Land & Investment Ltd.	4,584,542	16,160
China Resources Land Ltd.	3,214,155	10,349
CIFI Holdings Group Co. Ltd.	3,286,882	855
Franshion Properties China Ltd.	4,386,000	1,559
Gemdale Properties & Investment Corp. Ltd.*	6,250,000	450
Glorious Property Holdings Ltd.*	2,856,100	446
Goldin Properties Holdings Ltd.*	1,532,000	1,613
Hang Lung Properties Ltd.	2,660,452	7,873
Henderson Land Development Co. Ltd.	1,216,484	8,312
Hongkong Land Holdings Ltd.	1,403,618	11,482
Hopson Development Holdings Ltd.*	766,000	772
Hui Xian Real Estate Investment Trust	2,228,215	1,354
Hysan Development Co. Ltd.	754,045	3,258
K Wah International Holdings Ltd.	1,334,129	698

EQUITY INDEX FUNDS     2     NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Hong Kong - 9.5% continued
Kerry Properties Ltd.	787,599	$3,073
Link REIT (The)	2,734,800	15,998
Mingfa Group International Co. Ltd.*	1,124,000	278
Minmetals Land Ltd.	1,400,000	179
New World China Land Ltd.	3,165,899	1,863
New World Development Co. Ltd.	6,324,683	8,258
Poly Property Group Co. Ltd.	2,164,000	1,038
Road King Infrastructure Ltd.	293,000	280
Shanghai Industrial Urban Development Group Ltd.*	1,626,000	434
Shenzhen Investment Ltd.	3,576,402	1,762
Shimao Property Holdings Ltd.	1,511,869	2,977
Sino Land Co. Ltd.	3,611,661	6,026
Sinolink Worldwide Holdings Ltd.*	2,404,000	427
Sun Hung Kai Properties Ltd.	1,991,425	32,248
Swire Properties Ltd.	1,415,400	4,501
Wharf Holdings (The) Ltd.	1,626,317	10,817
Yuexiu Property Co. Ltd.	7,503,442	1,623
Yuexiu Real Estate Investment Trust	1,317,000	724

		161,123

India - 0.1%
DLF Ltd.	524,231	959
Oberoi Realty Ltd.	90,788	387
Prestige Estates Projects Ltd.	104,291	405
Unitech Ltd.*	1,527,625	190

		1,941

Indonesia - 0.5%
Agung Podomoro Land Tbk PT	8,106,696	229
Alam Sutera Realty Tbk PT	14,136,940	612
Bumi Serpong Damai Tbk PT	9,109,600	1,139
Ciputra Development Tbk PT	13,096,690	1,240
Ciputra Property Tbk PT	2,992,838	128
Ciputra Surya Tbk PT	876,600	177
Intiland Development Tbk PT	6,173,600	263
Kawasan Industri Jababeka Tbk PT	17,835,977	347
Lippo Karawaci Tbk PT	23,373,331	2,067
Pakuwon Jati Tbk PT	27,635,940	890
Summarecon Agung Tbk PT	13,223,800	1,618

		8,710

Ireland - 0.1%
Green REIT PLC	786,525	1,287

Israel - 0.1%
Azrieli Group	44,320	1,769

Italy - 0.1%
Beni Stabili S.p.A. SIIQ	1,275,913	947
Immobiliare Grande Distribuzione SIIQ S.p.A.	358,328	311

		1,258

Japan - 10.2%
Activia Properties, Inc.	300	2,541
Advance Residence Investment Corp.	1,541	3,773
Aeon Mall Co. Ltd.	141,466	2,658
AEON REIT Investment Corp.	1,028	1,374
Daiwa House REIT Investment Corp.	369	1,555
Daiwa House Residential Investment Corp.	787	1,783
Daiwa Office Investment Corp.	327	1,565
Frontier Real Estate Investment Corp.	570	2,550
Fukuoka REIT Corp.	729	1,271
GLP J-REIT	2,445	2,334
Hulic Co. Ltd.	425,640	3,786
Industrial & Infrastructure Fund Investment Corp.	386	1,748
Japan Excellent, Inc.	1,323	1,528
Japan Hotel REIT Investment Corp.	3,593	2,389
Japan Logistics Fund, Inc.	1,009	2,028
Japan Prime Realty Investment Corp.	958	2,983
Japan Real Estate Investment Corp.	1,491	6,766
Japan Retail Fund Investment Corp.	2,888	5,776
Kenedix Office Investment Corp.	417	2,091
Mitsubishi Estate Co. Ltd.	1,514,480	32,536
Mitsui Fudosan Co. Ltd.	1,134,562	31,676
Mori Hills REIT Investment Corp.	1,567	2,027
Mori Trust Sogo Reit, Inc.	1,201	2,331
Nippon Accommodations Fund, Inc.	562	2,172
Nippon Building Fund, Inc.	1,617	7,074
Nippon Prologis REIT, Inc.	1,737	3,198
Nomura Real Estate Holdings, Inc.	144,900	3,034
Nomura Real Estate Master Fund, Inc.	2,013	2,558
Nomura Real Estate Office Fund, Inc.	430	1,949
NTT Urban Development Corp.	129,000	1,283
Orix JREIT, Inc.	2,565	3,693
Premier Investment Corp.	303	1,667
Sumitomo Realty & Development Co. Ltd.	517,425	18,136
Tokyo Tatemono Co. Ltd.	248,601	3,443
Tokyu REIT, Inc.	1,128	1,395
Top REIT, Inc.	203	857

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Japan - 10.2% continued
United Urban Investment Corp.	2,967	$4,194

		173,722

Malaysia - 0.4%
CapitaMalls Malaysia Trust	1,190,900	424
Eastern & Oriental Bhd.	949,660	430
IGB Corp. Bhd.	456,900	345
IGB Real Estate Investment Trust	2,013,700	710
IOI Properties Group Bhd.	2,359,400	1,156
KLCCP Stapled Group	541,248	998
KSL Holdings Bhd.	467,220	214
Mah Sing Group Bhd.	1,871,220	818
Pavilion Real Estate Investment Trust	1,032,400	409
SP Setia Bhd. Group	1,027,587	848
UOA Development Bhd.	617,700	346

		6,698

Mexico - 0.6%
Asesor de Activos Prisma S.A.P.I. de C.V.*	492,646	474
Concentradora Fibra Danhos S.A. de C.V.	258,353	605
Consorcio ARA S.A.B. de C.V.*	890,461	342
Corp. GEO S.A.B. de C.V., Series B(2) *	549,034	—
Corp. Inmobiliaria Vesta S.A.B. de C.V.	662,600	1,079
Desarrolladora Homex S.A.B. de C.V.*	234,285	47
Fibra Uno Administracion S.A. de C.V.	2,917,809	6,939
Mexico Real Estate Management S.A.de C.V.*	991,789	1,375
Urbi Desarrollos Urbanos S.A.B. de C.V.*	776,726	1

		10,862

Netherlands - 0.4%
Eurocommercial Properties N.V. - CVA	55,657	2,327
NSI N.V.	159,757	630
Vastned Retail N.V.	23,116	1,017
Wereldhave N.V.	42,412	2,415

		6,389

New Zealand - 0.1%
Kiwi Property Group Ltd.	1,558,375	1,355

Norway - 0.1%
Entra ASA(3) (4)	76,065	708
Norwegian Property ASA*	289,201	358

		1,066

Philippines - 0.8%
Ayala Land, Inc.	7,099,751	5,868
Filinvest Land, Inc.	11,392,989	470
Megaworld Corp.	14,102,801	1,488
Robinsons Land Corp.	1,951,775	1,267
SM Prime Holdings, Inc.	9,431,753	4,176
Vista Land & Lifescapes, Inc.	4,240,361	599

		13,868

Poland - 0.0%
Globe Trade Centre S.A.*	325,096	518

Singapore - 2.8%
Ascendas India Trust	844,800	561
Ascendas Real Estate Investment Trust	2,379,153	4,341
CapitaLand Commercial Trust	2,423,814	2,803
CapitaLand Ltd.	3,011,815	7,818
CapitaLand Mall Trust	3,072,915	4,894
CapitaLand Retail China Trust	609,900	787
CDL Hospitality Trusts	772,810	938
First Real Estate Investment Trust	602,810	622
Fortune Real Estate Investment Trust	1,569,920	1,582
Global Logistic Properties Ltd.	3,631,793	6,810
Keppel REIT	2,211,920	1,877
Lippo Malls Indonesia Retail Trust	2,322,400	630
Mapletree Commercial Trust	1,585,100	1,724
Mapletree Greater China Commercial Trust	2,240,500	1,697
Mapletree Industrial Trust	1,479,797	1,717
Mapletree Logistics Trust	1,747,374	1,469
Suntec Real Estate Investment Trust	2,812,391	3,595
UOL Group Ltd.	546,518	2,804
Yanlord Land Group Ltd.	815,700	684

		47,353

South Africa - 1.3%
Arrowhead Properties Ltd., Class A	503,411	393
Arrowhead Properties Ltd., Class B	493,087	384
Attacq Ltd.*	687,278	1,254
Capital Property Fund	1,888,129	2,214
Emira Property Fund	548,368	764
Fountainhead Property Trust	520,925	371
Growthpoint Properties Ltd.	3,014,204	6,543
Hyprop Investments Ltd.	293,810	2,915
Redefine Properties Ltd.	4,624,123	3,866
Resilient Property Income Fund Ltd.	294,344	2,327
SA Corporate Real Estate Fund Nominees Pty. Ltd.	2,494,305	938

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
South Africa - 1.3% continued
Vukile Property Fund Ltd.	701,130	$1,032

		23,001

Spain - 0.3%
Hispania Activos Inmobiliarios S.A.U.*	82,077	1,204
Inmobiliaria Colonial S.A.*	1,999,253	1,406
Lar Espana Real Estate Socimi S.A.	41,503	458
Merlin Properties Socimi S.A.*	228,235	2,787

		5,855

Sweden - 0.8%
Castellum AB	198,397	2,785
Dios Fastigheter AB	54,554	350
Fabege AB	158,100	2,155
Fastighets AB Balder, Class B*	112,129	1,729
Hemfosa Fastigheter AB	94,944	967
Hufvudstaden AB, Class A	135,921	1,653
Klovern AB, Class B	429,005	395
Kungsleden AB	220,606	1,496
Wallenstam AB, Class B	240,951	1,712
Wihlborgs Fastigheter AB	80,670	1,313

		14,555

Switzerland - 0.8%
Allreal Holding A.G. (Registered)*	11,627	1,604
Mobimo Holding A.G. (Registered)*	7,478	1,523
PSP Swiss Property A.G. (Registered)*	48,060	4,106
Swiss Prime Site A.G. (Registered)*	76,574	5,810

		13,043

Taiwan - 0.0%
Hung Poo Real Estate Development Corp.	233,585	182

Thailand - 0.4%
Amata Corp. PCL (Registered)	141,686	63
Amata Corp. PCL NVDR	475,571	211
AP Thailand PCL (Registered)	441,405	94
AP Thailand PCL NVDR	627,004	134
Central Pattana PCL (Registered)	825,726	1,161
Central Pattana PCL NVDR	808,098	1,134
Land and Houses PCL (Registered)	2,094,184	557
Land and Houses PCL NVDR	2,128,800	557
LPN Development PCL (Registered)	8,475	4
LPN Development PCL NVDR	718,501	374
Property Perfect PCL (Registered)	3,686,802	110
Property Perfect PCL NVDR	4,602,926	138
Pruksa Real Estate PCL NVDR	805,600	603
Quality Houses PCL NVDR	5,480,066	408
Sansiri PCL NVDR	6,842,466	362
SC Asset Corp. PCL (Registered)	747,984	72
SC Asset Corp. PCL NVDR	858,924	83
Siam Future Development PCL NVDR	1,106,294	191
Supalai PCL (Registered)	224,356	125
Supalai PCL NVDR	546,500	303
TICON Industrial Connection PCL NVDR	621,005	257
WHA Corp. PCL NVDR*	4,017,400	474

		7,415

Turkey - 0.2%
Dogus Gayrimenkul Yatirim Ortakligi A.S.*	54,149	76
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	2,346,226	2,398
Is Gayrimenkul Yatirim Ortakligi A.S.	405,530	247
Torunlar Gayrimenkul Yatirim Ortakligi A.S.	89,137	114

		2,835

United Arab Emirates - 0.3%
Aldar Properties PJSC	3,803,416	2,807
Emaar Malls Group PJSC*	2,528,382	2,296
Emirates REIT CEIC Ltd.	171,371	208
RAK Properties PJSC	1,133,104	200

		5,511

United Kingdom - 5.6%
Assura PLC	1,197,683	1,030
Big Yellow Group PLC	172,181	1,723
British Land (The) Co. PLC	1,192,299	14,884
Capital & Counties Properties PLC	860,029	5,875
Daejan Holdings PLC	6,153	570
Derwent London PLC	118,645	6,335
Development Securities PLC	145,203	634
Grainger PLC	501,356	1,801
Great Portland Estates PLC	408,037	4,981
Hammerson PLC	938,649	9,089
Hansteen Holdings PLC	841,507	1,529
Helical Bar PLC	122,779	779
Intu Properties PLC	1,106,495	5,345
Land Securities Group PLC	942,724	17,822
LondonMetric Property PLC	706,641	1,791
Primary Health Properties PLC	128,802	793
Quintain Estates & Development PLC*	588,577	981
Redefine International PLC	1,193,172	981
Safestore Holdings PLC	247,975	1,100

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
United Kingdom - 5.6% continued
Segro PLC	882,067	$5,617
Shaftesbury PLC	328,850	4,484
ST. Modwen Properties PLC	215,367	1,535
Target Healthcare REIT Ltd.	170,570	286
Tritax Big Box REIT PLC	749,051	1,332
UNITE Group (The) PLC	269,278	2,417
Workspace Group PLC	140,081	1,976

		95,690

United States - 45.4%
Acadia Realty Trust	82,541	2,403
Agree Realty Corp.	20,734	605
Alexander’s, Inc.	2,457	1,007
Alexandria Real Estate Equities, Inc.	85,253	7,456
American Assets Trust, Inc.	45,704	1,792
American Campus Communities, Inc.	133,115	5,017
American Homes 4 Rent, Class A	181,706	2,915
American Realty Capital Properties, Inc.	1,082,668	8,802
Apartment Investment & Management Co., Class A	186,276	6,879
Ashford Hospitality Trust, Inc.	117,216	992
Associated Estates Realty Corp.	69,508	1,990
AvalonBay Communities, Inc.	157,447	25,171
BioMed Realty Trust, Inc.	241,220	4,665
Boston Properties, Inc.	184,209	22,297
Brandywine Realty Trust	215,425	2,861
Brixmor Property Group, Inc.	207,170	4,792
Camden Property Trust	103,106	7,659
Campus Crest Communities, Inc.	78,941	437
CBL & Associates Properties, Inc.	205,402	3,328
Cedar Realty Trust, Inc.	103,718	664
Chambers Street Properties	285,558	2,270
Chatham Lodging Trust	44,637	1,182
Chesapeake Lodging Trust	72,042	2,196
Columbia Property Trust, Inc.	150,800	3,702
Corporate Office Properties Trust	114,221	2,689
Cousins Properties, Inc.	247,448	2,569
CubeSmart	196,762	4,557
DCT Industrial Trust, Inc.	106,281	3,341
DDR Corp.	362,722	5,608
DiamondRock Hospitality Co.	242,608	3,108
Digital Realty Trust, Inc.	162,109	10,809
Douglas Emmett, Inc.	160,249	4,317
Duke Realty Corp.	411,871	7,648
DuPont Fabros Technology, Inc.	79,327	2,336
EastGroup Properties, Inc.	39,018	2,194
Education Realty Trust, Inc.	57,855	1,814
Empire State Realty Trust, Inc., Class A	107,419	1,833
EPR Properties	67,403	3,692
Equity Commonwealth*	152,635	3,918
Equity Commonwealth - (Fractional Shares)(1) *	75,000	—
Equity LifeStyle Properties, Inc.	90,321	4,749
Equity One, Inc.	77,922	1,819
Equity Residential	432,264	30,332
Essex Property Trust, Inc.	78,717	16,727
Excel Trust, Inc.	72,729	1,147
Extra Space Storage, Inc.	130,044	8,481
Federal Realty Investment Trust	82,188	10,527
FelCor Lodging Trust, Inc.	173,212	1,711
First Industrial Realty Trust, Inc.	132,750	2,486
First Potomac Realty Trust	71,446	736
Forest City Enterprises, Inc., Class A*	272,097	6,013
Franklin Street Properties Corp.	108,480	1,227
Gaming and Leisure Properties, Inc.	106,400	3,901
General Growth Properties, Inc.	604,687	15,516
Getty Realty Corp.	31,126	509
Government Properties Income Trust	85,721	1,590
Gramercy Property Trust, Inc.	67,100	1,568
HCP, Inc.	549,365	20,035
Health Care REIT, Inc.	420,714	27,611
Healthcare Realty Trust, Inc.	121,240	2,820
Healthcare Trust of America, Inc., Class A	151,209	3,621
Hersha Hospitality Trust	51,303	1,315
Highwoods Properties, Inc.	111,218	4,443
Home Properties, Inc.	68,618	5,013
Hospitality Properties Trust	177,478	5,115
Host Hotels & Resorts, Inc.	906,806	17,982
Hudson Pacific Properties, Inc.	88,031	2,497
Inland Real Estate Corp.	101,713	958
Investors Real Estate Trust	151,397	1,081
Kilroy Realty Corp.	104,973	7,049
Kimco Realty Corp.	492,500	11,101
Kite Realty Group Trust	99,281	2,429
LaSalle Hotel Properties	133,493	4,734
Lexington Realty Trust	284,891	2,416
Liberty Property Trust	177,735	5,727
LTC Properties, Inc.	43,173	1,796
Macerich (The) Co.	189,357	14,126
Mack-Cali Realty Corp.	107,480	1,981

EQUITY INDEX FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
United States - 45.4% continued
Medical Properties Trust, Inc.	251,000	$3,291
Mid-America Apartment Communities, Inc.	89,611	6,525
National Health Investors, Inc.	41,760	2,602
National Retail Properties, Inc.	159,127	5,571
New Senior Investment Group, Inc.	77,000	1,029
New York REIT, Inc.	189,436	1,885
Omega Healthcare Investors, Inc.	191,994	6,591
Paramount Group, Inc.	174,096	2,987
Parkway Properties, Inc.	97,138	1,694
Pebblebrook Hotel Trust	84,544	3,625
Pennsylvania Real Estate Investment Trust	80,166	1,711
Physicians Realty Trust	84,845	1,303
Piedmont Office Realty Trust, Inc., Class A	186,285	3,277
Post Properties, Inc.	65,489	3,561
Prologis, Inc.	628,786	23,328
PS Business Parks, Inc.	24,173	1,744
Public Storage	174,127	32,104
QTS Realty Trust, Inc., Class A	35,900	1,309
Ramco-Gershenson Properties Trust	94,561	1,543
Realty Income Corp.	278,917	12,381
Regency Centers Corp.	111,041	6,549
Retail Opportunity Investments Corp.	113,133	1,767
Retail Properties of America, Inc., Class A	279,442	3,893
Rexford Industrial Realty, Inc.	64,300	937
RLJ Lodging Trust	158,797	4,729
Rouse Properties, Inc.	44,602	729
Ryman Hospitality Properties, Inc.	58,800	3,123
Sabra Health Care REIT, Inc.	72,440	1,865
Saul Centers, Inc.	16,805	827
Select Income REIT	81,066	1,673
Senior Housing Properties Trust	278,509	4,888
Silver Bay Realty Trust Corp.	43,201	704
Simon Property Group, Inc.	372,821	64,505
SL Green Realty Corp.	119,507	13,133
Sovran Self Storage, Inc.	42,692	3,710
Spirit Realty Capital, Inc.	499,319	4,828
STAG Industrial, Inc.	77,911	1,558
Starwood Waypoint Residential Trust	46,200	1,098
Strategic Hotels & Resorts, Inc.*	324,082	3,928
Summit Hotel Properties, Inc.	100,156	1,303
Sun Communities, Inc.	60,385	3,734
Sunstone Hotel Investors, Inc.	245,671	3,688
Tanger Factory Outlet Centers, Inc.	115,753	3,669
Taubman Centers, Inc.	73,380	5,100
Terreno Realty Corp.	51,400	1,013
TravelCenters of America LLC(1) *	50,000	—
UDR, Inc.	309,942	9,927
Universal Health Realty Income Trust	16,073	747
Urban Edge Properties	108,556	2,257
Urstadt Biddle Properties, Inc., Class A	32,260	603
Ventas, Inc.	396,896	24,643
Vornado Realty Trust	203,413	19,310
Washington Real Estate Investment Trust	82,644	2,145
Weingarten Realty Investors	134,716	4,404
Winthrop Realty Trust	39,708	602
WP Carey, Inc.	104,589	6,164
WP GLIMCHER, Inc.	222,508	3,011
Xenia Hotels & Resorts, Inc.	137,100	2,981

		772,210

Total Common Stocks(5) (Cost $1,417,316)		1,667,790

	PRINCIPAL AMOUNT (000S)(6)	VALUE (000S)
CONVERTIBLE BONDS - 0.0%
Malaysia - 0.0%
YTL Land & Development Bhd.,
3.00%, 10/31/21 (MYR)	$114	$13

Total Convertible Bonds (Cost $18)		13

	NUMBER OF SHARES	VALUE (000S)
RIGHTS - 0.0%
Finland - 0.0%
Citycon OYJ*	311,656	$34

Germany - 0.0%
Hamborner REIT A.G.*	58,387	4

Total Rights (Cost $ — )		38

NORTHERN FUNDS QUARTERLY REPORT    7     EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.7%
F&C Commercial Property Trust Ltd.	628,859	$1,395
F&C UK Real Estate Investment Ltd.	268,946	421
MedicX Fund Ltd.	432,713	551
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(7)	7,207,243	7,207
Picton Property Income Ltd.	648,757	716
Schroder Real Estate Investment Trust Ltd.	643,618	597
Standard Life Investment Property Income Trust PLC	351,868	463
UK Commercial Property Trust Ltd.	730,747	1,046

Total Investment Companies(5) (Cost $11,478)		12,396

Total Investments - 98.7% (Cost $1,428,812)		1,680,237

Other Assets less Liabilities - 1.3%		22,136

NET ASSETS - 100.0%		$1,702,373

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Value rounds to less than one thousand.
(3)	Restricted security that has been deemed illiquid. At June 30, 2015, the value of these restricted illiquid securities amounted to approximately $3,689,000 or 0.2% of net assets. Additional information on these restricted illiquid securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Dalian Wanda Commercial Properties Co. Ltd., Class H	1/2/15-6/19/15	$2,088
Entra ASA	10/23/14-6/19/15	826
Redco Properties Group Ltd.	6/20/14-6/19/15	245

(4)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(5)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(6)	Principal amount is in USD unless otherwise indicated.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
*	Non-Income Producing Security

Percentages	shown are based on Net Assets.

At June 30, 2015, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Bank of Montreal	Australian Dollar	1,425	United States Dollar	1,100	9/16/15	$5
Bank of Montreal	British Pound	1,764	United States Dollar	2,800	9/16/15	30
Bank of Montreal	Canadian Dollar	861	United States Dollar	700	9/16/15	12
Bank of Montreal	Euro	3,037	United States Dollar	3,400	9/16/15	10
Bank of Montreal	Japanese Yen	539,594	United States Dollar	4,400	9/16/15	(14)
Bank of Montreal	Singapore Dollar	2,407	United States Dollar	1,800	9/16/15	15
BNY Mellon	United States Dollar	151	Swiss Franc	141	9/16/15	— *
Citibank	United States Dollar	2,732	British Pound	1,758	9/16/15	29
Citibank	United States Dollar	3,788	Euro	3,363	9/16/15	(34)
Morgan Stanley	Australian Dollar	1,561	United States Dollar	1,190	9/16/15	(9)
Morgan Stanley	United States Dollar	1,285	Australian Dollar	1,662	9/16/15	(9)
Morgan Stanley	United States Dollar	5,701	Hong Kong Dollar	44,201	9/16/15	1
Morgan Stanley	United States Dollar	5,584	Japanese Yen	688,768	9/16/15	50
Morgan Stanley	United States Dollar	1,400	Singapore Dollar	1,883	9/16/15	(3)
Societe Generale	United States Dollar	463	Canadian Dollar	571	9/16/15	(6)
Societe Generale	United States Dollar	326	Singapore Dollar	440	9/16/15	— *
Societe Generale	United States Dollar	201	Swedish Krona	1,640	9/16/15	(3)

Total						$74

*	Amount rounds to less than one thousand.

At June 30, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-mini S&P MidCap 400 (United States Dollar)	108	$16,179	Long	9/15	$(139)
Euro Stoxx 50 (Euro)	54	2,069	Long	9/15	10
Hang Seng Index (Hong Kong Dollar)	28	4,733	Long	7/15	(187)
SPI 200 Index (Australian Dollar)	36	3,748	Long	9/15	(65)

EQUITY INDEX FUNDS     8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Topix Index (Japanese Yen)	12	$1,599	Long	9/15	$(29)
Nikkei 225 (Japanese Yen)	25	2,064	Long	9/15	(17)

Total					$(427)

At June 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Diversified Real Estate Activity	11.9%
Diversified REITs	12.2
Health Care REITs	6.3
Office REITs	10.9
Real Estate Development	6.4
Real Estate Operating Companies	8.8
Residential REITs	8.9
Retail REITs	21.2
Other Industries less than 5%	13.4

Total	100.0%

At June 30, 2015, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	46.9%
Hong Kong Dollar	11.2
Japanese Yen	10.4
Euro	7.3
British Pound	6.0
Australian Dollar	5.3
All other currencies less than 5%	12.9

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2015 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)		TOTAL (000S)
Common Stocks
Australia	$—	$88,623	$—	*	$88,623
Brazil	9,814	—	—		9,814
Canada	45,979	—	—		45,979
Chile	1,172	—	—		1,172
China	—	36,958	—		36,958
Greece	—	313	—		313
Mexico	10,814	47	1		10,862
United Arab Emirates	208	5,303	—		5,511
United States	772,210	—	—		772,210
All Other Countries(1)	—	696,348	—		696,348

Total Common Stocks	840,197	827,592	1		1,667,790

Convertible Bonds(1)	—	—	13		13
Rights(1)	38	—	—		38
Investment Companies	7,207	5,189	—		12,396

Total Investments	$847,442	$832,781	$14		$1,680,237

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$10	$—	$—		$10
Forward Foreign Currency Exchange Contracts	—	152	—		152
Liabilities
Futures Contracts	(437)	—	—		(437)
Forward Foreign Currency Exchange Contracts	—	(78)	—		(78)

Total Other Financial Instruments	$(427)	$74	$—		$(353)

(1)	Classifications as defined in the Schedule of Investments.
*	Amount rounds to less than one thousand.

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued	JUNE 30, 2015 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2015, the Fund had transfers from Level 2 to Level 1 as described below:

Transfers from Level 2 to Level 1

Country	Value (000S)	Reason
Common Stocks
United Arab Emirates	$208	Valuations at official close price

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/15 (000S)	ACCRUED DISCOUNTS (PREMIUMS) (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)		PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 6/30/15 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 6/30/15 (000S)
Common Stocks
Mexico	$1	—	—	—	*	—	—	—	—	1	$—	*
Convertible Bonds
Malaysia	$13	—	—	—	*	—	—	—	—	13	$—	*

Total	$14	$—	$—	$—	*	$—	$—	$—	$—	$14	$—	*

*	Amount rounds to less than one thousand.

The Fund valued the securities included in the Balance as of 6/30/15 above using an evaluated price from a third party vendor.

Federal Tax Information:

At June 30, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,522,337

Gross tax appreciation of investments	$249,070
Gross tax depreciation of investments	(91,170)

Net tax appreciation of investments	$157,900

Transactions in affiliated investments for the three months ended June 30, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$18,172	$55,826	$66,791	$1	$7,207

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND	JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%
Australia - 3.2%
AGL Energy Ltd.	8,843	$105
Amcor Ltd.	16,018	169
AMP Ltd.	38,155	175
APA Group	14,588	92
Asciano Ltd.	13,440	69
Australia & New Zealand Banking Group Ltd.	36,620	907
Bendigo & Adelaide Bank Ltd.	5,988	57
Boral Ltd.	10,710	48
Brambles Ltd.	20,336	165
Caltex Australia Ltd.	3,411	83
Coca-Cola Amatil Ltd.	7,777	55
Commonwealth Bank of Australia(1)	21,463	1,399
Dexus Property Group	12,488	70
Federation Centres(2) *	1	—
Goodman Group	23,168	112
GPT Group (The)	22,426	74
Healthscope Ltd.	14,703	31
Insurance Australia Group Ltd.	30,776	132
Lend Lease Group	7,150	82
Mirvac Group	49,107	70
National Australia Bank Ltd.	34,471	880
Newcrest Mining Ltd.*	9,837	99
QBE Insurance Group Ltd.	18,367	193
Ramsay Health Care Ltd.	1,911	90
Stockland	31,282	98
Sydney Airport	14,843	57
Transurban Group	25,222	180
Wesfarmers Ltd.	14,843	445
Westpac Banking Corp.	41,248	1,023
Woodside Petroleum Ltd.	9,763	257
WorleyParsons Ltd.	2,479	20

		7,237

Austria - 0.0%
OMV A.G.	2,021	56

Belgium - 0.2%
Colruyt S.A.	837	37
Delhaize Group	1,333	110
KBC Groep N.V.	3,266	218
Umicore S.A.	1,245	59

		424

Canada - 3.8%
Agnico Eagle Mines Ltd.	2,961	84
Agrium, Inc.	1,793	190
AltaGas Ltd.	1,827	56
ARC Resources Ltd.	4,290	73
Atco Ltd., Class I	841	27
Bank of Montreal	8,707	516
Bank of Nova Scotia (The)	16,210	837
Canadian Imperial Bank of Commerce	5,238	386
Canadian National Railway Co.	10,775	622
Canadian Tire Corp. Ltd., Class A	995	106
Canadian Utilities Ltd., Class A	1,692	49
Cenovus Energy, Inc.	10,863	174
CGI Group, Inc., Class A*	3,012	118
Crescent Point Energy Corp.	5,655	116
Empire Co. Ltd., Class A	673	47
Enbridge, Inc.	11,267	527
Encana Corp.	10,713	118
Enerplus Corp.	3,106	27
Franco-Nevada Corp.	2,056	98
Gildan Activewear, Inc.	3,112	103
Jean Coutu Group PJC (The), Inc., Class A	1,000	19
Keyera Corp.	2,152	72
Kinross Gold Corp.*	16,143	38
Loblaw Cos. Ltd.	3,043	154
Magna International, Inc.	5,544	311
MEG Energy Corp.*	1,882	31
Metro, Inc.	3,463	93
Open Text Corp.	1,606	65
Potash Corp. of Saskatchewan, Inc.	11,086	343
PrairieSky Royalty Ltd.	1,900	48
Rogers Communications, Inc., Class B	4,745	168
Royal Bank of Canada	19,168	1,172
Shaw Communications, Inc., Class B	5,495	120
Silver Wheaton Corp.	5,259	91
Suncor Energy, Inc.	19,425	535
Teck Resources Ltd., Class B	7,296	72
TELUS Corp.	2,723	94
Toronto-Dominion Bank (The)	24,636	1,046
TransAlta Corp.	3,214	25

		8,771

Denmark - 0.9%
Coloplast A/S, Class B	1,508	99
ISS A/S	1,968	65
Novo Nordisk A/S, Class B	25,258	1,385
Novozymes A/S, Class B	3,275	156

NORTHERN FUNDS QUARTERLY REPORT    1     EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Denmark - 0.9% continued
Pandora A/S	1,578	$169
Tryg A/S	1,801	38
Vestas Wind Systems A/S	2,935	147

		2,059

Finland - 0.2%
Neste OYJ	1,553	40
Orion OYJ, Class B	1,193	42
Stora Enso OYJ, Class R	7,407	76
UPM-Kymmene OYJ	6,843	121
Wartsila OYJ Abp	1,958	92

		371

France - 3.2%
Accor S.A.	2,735	138
Aeroports de Paris	354	40
Air Liquide S.A.	4,611	583
Atos S.E.	1,115	83
AXA S.A.	25,778	650
Bouygues S.A.	2,667	99
Bureau Veritas S.A.	3,420	79
Cap Gemini S.A.	2,053	182
Carrefour S.A.	7,278	233
Casino Guichard Perrachon S.A.	815	62
Christian Dior S.E.	747	146
Cie de Saint-Gobain	6,305	284
CNP Assurances	2,481	41
Danone S.A.	7,792	503
Essilor International S.A.	2,707	323
Eurazeo S.A.	497	33
Gecina S.A.	475	59
ICADE	431	31
Imerys S.A.	483	37
JCDecaux S.A.	1,041	43
Kering	1,023	182
Lafarge S.A.	2,557	169
Lagardere S.C.A.	1,570	46
Legrand S.A.	3,560	200
L’Oreal S.A.	3,355	598
Natixis S.A.	12,668	91
Renault S.A.	2,528	264
Rexel S.A.	3,839	62
Schneider Electric S.E.	7,327	505
SES S.A.	4,361	146
Societe BIC S.A.	391	62
Suez Environnement Co.	3,860	72
Technip S.A.	1,373	85
Unibail-Rodamco S.E.	1,280	325
Vallourec S.A.	1,598	33
Vinci S.A.	6,271	362
Vivendi S.A.	15,179	383
Wendel S.A.	365	45

		7,279

Germany - 2.8%
adidas A.G.	2,846	218
Allianz S.E. (Registered)	6,069	945
Axel Springer S.E.	593	31
BASF S.E.	12,179	1,070
Bayerische Motoren Werke A.G.	4,360	477
Beiersdorf A.G.	1,312	110
Deutsche Boerse A.G.	2,597	215
Deutsche Lufthansa A.G. (Registered)	3,204	41
Deutsche Post A.G. (Registered)	12,995	380
Fraport A.G. Frankfurt Airport Services Worldwide	567	36
GEA Group A.G.	2,397	107
HeidelbergCement A.G.	1,897	150
Henkel A.G. & Co. KGaA	1,373	131
K+S A.G. (Registered)	2,611	110
Kabel Deutschland Holding A.G.*	302	40
Linde A.G.	2,458	466
MAN S.E.	487	50
Merck KGaA	1,715	171
METRO A.G.	2,160	68
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	2,292	406
ProSiebenSat.1 Media A.G. (Registered)	2,798	138
SAP S.E.	13,103	913
Telefonica Deutschland Holding A.G.	8,288	48
TUI A.G.	6,009	97

		6,418

Hong Kong - 0.6%
CLP Holdings Ltd.	25,306	216
Hang Seng Bank Ltd.	10,078	197
Hong Kong & China Gas Co. Ltd.	90,311	190
Hong Kong Exchanges and Clearing Ltd.	14,677	517
Hysan Development Co. Ltd.	8,000	35
Li & Fung Ltd.	76,000	60

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Hong Kong - 0.6% continued
MTR Corp. Ltd.	19,180	$89
Swire Pacific Ltd., Class A	8,000	100
Swire Properties Ltd.	16,278	52
Yue Yuen Industrial Holdings Ltd.	8,500	28

		1,484

Ireland - 0.2%
CRH PLC	10,675	301
Kerry Group PLC, Class A	2,143	159

		460

Israel - 0.0%
Bank Hapoalim B.M.	14,034	76
Delek Group Ltd.	44	13

		89

Italy - 0.7%
Assicurazioni Generali S.p.A.	15,796	284
Atlantia S.p.A.	5,344	132
Enel Green Power S.p.A.	24,426	48
EXOR S.p.A.	1,313	63
Intesa Sanpaolo S.p.A.	169,641	614
Intesa Sanpaolo S.p.A. (RSP)	12,392	39
Pirelli & C. S.p.A.	3,256	55
Snam S.p.A.	27,647	131
Tenaris S.A.	6,065	82
Terna Rete Elettrica Nazionale S.p.A.	19,411	86

		1,534

Japan - 8.9%
Aeon Co. Ltd.	8,500	121
AEON Financial Service Co. Ltd.	1,290	36
Aeon Mall Co. Ltd.	1,680	32
Aisin Seiki Co. Ltd.	2,500	106
Ajinomoto Co., Inc.	8,000	173
Alfresa Holdings Corp.	2,400	37
Amada Holdings Co. Ltd.	5,000	53
ANA Holdings, Inc.	14,000	38
Asahi Glass Co. Ltd.	12,000	72
Asahi Kasei Corp.	17,000	139
Asics Corp.	2,200	57
Astellas Pharma, Inc.	28,600	408
Benesse Holdings, Inc.	900	23
Casio Computer Co. Ltd.	2,800	55
Central Japan Railway Co.	1,900	343
Chiyoda Corp.	2,000	18
Chugai Pharmaceutical Co. Ltd.	3,010	104
Citizen Holdings Co. Ltd.	3,900	27
Dai Nippon Printing Co. Ltd.	7,000	72
Daicel Corp.	3,700	47
Daikin Industries Ltd.	3,100	223
Daiwa House Industry Co. Ltd.	8,000	186
Denso Corp.	6,500	323
Dentsu, Inc.	2,800	146
East Japan Railway Co.	4,400	396
Eisai Co. Ltd.	3,305	221
Fast Retailing Co. Ltd.	700	318
Fuji Heavy Industries Ltd.	7,908	290
Fujitsu Ltd.	24,000	134
Hino Motors Ltd.	3,100	38
Hitachi Chemical Co. Ltd.	1,517	27
Hitachi Construction Machinery Co. Ltd.	1,300	23
Hitachi High-Technologies Corp.	943	27
Hitachi Metals Ltd.	3,000	46
Hokuhoku Financial Group, Inc.	16,000	38
Honda Motor Co. Ltd.	21,700	702
Hulic Co. Ltd.	3,900	35
Ibiden Co. Ltd.	1,800	31
Inpex Corp.	12,500	142
Itochu Techno-Solutions Corp.	600	15
Japan Airlines Co. Ltd.	1,700	59
JFE Holdings, Inc.	6,300	140
Kajima Corp.	12,000	56
Kaneka Corp.	4,000	29
Kansai Paint Co. Ltd.	3,000	46
Kao Corp.	6,700	311
Kawasaki Heavy Industries Ltd.	19,000	89
KDDI Corp.	23,400	563
Keio Corp.	7,000	50
Keyence Corp.	600	323
Kikkoman Corp.	2,000	62
Kobe Steel Ltd.	41,551	70
Komatsu Ltd.	12,600	252
Konica Minolta, Inc.	5,900	69
Kubota Corp.	15,000	238
Kuraray Co. Ltd.	4,600	56
Kurita Water Industries Ltd.	1,500	35
Kyocera Corp.	4,200	218
Kyowa Hakko Kirin Co. Ltd.	3,000	39
Lawson, Inc.	800	55
Marui Group Co. Ltd.	3,300	45

NORTHERN FUNDS QUARTERLY REPORT    3     EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Japan - 8.9% continued
Mazda Motor Corp.	7,400	$146
McDonald’s Holdings Co. Japan Ltd.	700	15
Miraca Holdings, Inc.	800	40
Mitsubishi Corp.	18,400	404
Mitsubishi Electric Corp.	26,000	335
Mitsubishi Materials Corp.	15,000	58
Mitsubishi Motors Corp.	8,591	73
Mitsubishi UFJ Lease & Finance Co. Ltd.	5,830	32
Mitsui Chemicals, Inc.	11,000	41
Mitsui Fudosan Co. Ltd.	13,000	363
Mitsui OSK Lines Ltd.	16,000	51
Mizuho Financial Group, Inc.	310,073	669
Murata Manufacturing Co. Ltd.	2,715	473
Nabtesco Corp.	1,600	40
NEC Corp.	36,000	109
NGK Insulators Ltd.	4,000	103
NGK Spark Plug Co. Ltd.	2,400	66
Nikon Corp.	4,800	55
Nippon Paint Holdings Co. Ltd.	2,000	56
Nippon Steel & Sumitomo Metal Corp.	101,520	263
Nippon Telegraph & Telephone Corp.	10,000	362
Nippon Yusen K.K.	21,000	58
Nissan Motor Co. Ltd.	33,000	343
Nissin Foods Holdings Co. Ltd.	900	39
Nitto Denko Corp.	2,200	181
Nomura Real Estate Holdings, Inc.	1,600	33
Nomura Research Institute Ltd.	1,366	53
NSK Ltd.	6,000	93
NTT Data Corp.	1,700	74
NTT DOCOMO, Inc.	20,100	385
Obayashi Corp.	9,000	66
Omron Corp.	2,600	113
Oriental Land Co. Ltd.	2,600	166
Osaka Gas Co. Ltd.	25,000	99
Panasonic Corp.	29,100	399
Resona Holdings, Inc.	29,500	161
Ricoh Co. Ltd.	9,100	94
Rinnai Corp.	500	40
Santen Pharmaceutical Co. Ltd.	5,200	74
Secom Co. Ltd.	2,800	182
Sekisui Chemical Co. Ltd.	5,000	61
Sekisui House Ltd.	7,800	124
Seven & i Holdings Co. Ltd.	10,100	434
Sharp Corp.*	22,000	27
Shimadzu Corp.	3,000	41
Shimizu Corp.	8,000	67
Shin-Etsu Chemical Co. Ltd.	5,400	335
Sompo Japan Nipponkoa Holdings, Inc.	4,300	158
Sony Corp.*	15,500	440
Stanley Electric Co. Ltd.	2,033	42
Sumitomo Chemical Co. Ltd.	20,000	120
Sumitomo Corp.	14,800	172
Sumitomo Dainippon Pharma Co. Ltd.	1,935	21
Sumitomo Electric Industries Ltd.	10,300	160
Sumitomo Heavy Industries Ltd.	8,000	47
Sumitomo Metal Mining Co. Ltd.	7,000	106
Sumitomo Mitsui Financial Group, Inc.	16,800	746
Sumitomo Mitsui Trust Holdings, Inc.	44,000	201
Sumitomo Rubber Industries Ltd.	2,500	39
Suntory Beverage & Food Ltd.	1,900	76
Suzuken Co. Ltd.	938	30
Sysmex Corp.	1,942	116
T&D Holdings, Inc.	7,400	110
Takashimaya Co. Ltd.	4,000	36
Takeda Pharmaceutical Co. Ltd.	10,400	502
TDK Corp.	1,600	123
Teijin Ltd.	13,000	50
Toho Co. Ltd.	1,500	37
Toho Gas Co. Ltd.	5,000	30
Tokyo Electron Ltd.	2,200	139
Tokyo Gas Co. Ltd.	30,000	159
Tokyu Corp.	16,000	107
Toppan Printing Co. Ltd.	7,000	59
Toray Industries, Inc.	19,000	160
TOTO Ltd.	4,000	72
Toyo Seikan Group Holdings Ltd.	2,300	37
Toyo Suisan Kaisha Ltd.	1,300	47
Toyoda Gosei Co. Ltd.	700	17
Toyota Industries Corp.	2,100	120
Toyota Tsusho Corp.	2,900	78
USS Co. Ltd.	3,100	56
Yakult Honsha Co. Ltd.	1,100	65
Yamada Denki Co. Ltd.	8,160	33
Yamaha Corp.	2,200	44
Yamaha Motor Co. Ltd.	3,500	76
Yaskawa Electric Corp.	3,000	38
Yokogawa Electric Corp.	2,600	33

		20,325

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Netherlands - 1.4%
Aegon N.V.	24,909	$183
Akzo Nobel N.V.	3,223	236
ASML Holding N.V.	4,646	482
Chicago Bridge & Iron Co. N.V.	1,300	65
Core Laboratories N.V.	589	67
Delta Lloyd N.V.	3,198	53
Gemalto N.V.	1,009	90
ING Groep N.V. - CVA	51,316	851
Koninklijke Ahold N.V.	11,798	222
Koninklijke DSM N.V.	2,443	142
Koninklijke KPN N.V.	42,990	165
Koninklijke Philips N.V.	12,831	327
Koninklijke Vopak N.V.	955	48
NN Group N.V.	2,508	70
QIAGEN N.V.*	2,919	72
Wolters Kluwer N.V.	3,946	118

		3,191

New Zealand - 0.1%
Auckland International Airport Ltd.	11,412	38
Fletcher Building Ltd.	9,446	52
Meridian Energy Ltd.	16,759	25
Mighty River Power Ltd.	9,087	17
Ryman Healthcare Ltd.	5,543	30

		162

Norway - 0.4%
DNB ASA	13,261	221
Norsk Hydro ASA	17,578	74
Orkla ASA	10,344	81
Statoil ASA	14,962	267
Telenor ASA	9,870	217

		860

Portugal - 0.1%
Banco Espirito Santo S.A. (Registered)(2) *	29,034	—
EDP - Energias de Portugal S.A.	29,530	112
Galp Energia SGPS S.A.	5,441	64
Jeronimo Martins SGPS S.A.	3,553	46

		222

Singapore - 0.5%
Ascendas Real Estate Investment Trust	29,300	53
CapitaLand Ltd.	33,700	87
CapitaLand Mall Trust	33,300	53
City Developments Ltd.	5,000	36
DBS Group Holdings Ltd.	22,900	351
Jardine Cycle & Carriage Ltd.	1,300	32
Keppel Corp. Ltd.	19,000	116
Singapore Airlines Ltd.	7,100	57
Singapore Press Holdings Ltd.	22,300	68
Singapore Telecommunications Ltd.	105,100	327

		1,180

South Africa - 0.1%
Investec PLC	7,645	69
Mondi PLC	4,856	104

		173

Spain - 1.3%
Abertis Infraestructuras S.A.	6,237	102
Amadeus IT Holding S.A., Class A	5,883	234
Banco Bilbao Vizcaya Argentaria S.A.	84,080	827
CaixaBank S.A.	30,832	144
Distribuidora Internacional de Alimentacion S.A.	8,505	65
Enagas S.A.	2,962	81
Ferrovial S.A.	5,896	128
Iberdrola S.A.	71,654	484
Inditex S.A.	14,505	473
Red Electrica Corp. S.A.	1,417	114
Repsol S.A.	13,742	242

		2,894

Sweden - 1.6%
Alfa Laval AB	3,851	68
Assa Abloy AB, Class B	13,299	250
Atlas Copco AB, Class A	8,835	247
Atlas Copco AB, Class B	5,020	125
Autoliv, Inc.	1,213	142
Boliden AB	3,460	63
Electrolux AB, Series B	3,086	97
Hennes & Mauritz AB, Class B	12,791	492
Husqvarna AB, Class B	5,474	41
ICA Gruppen AB	967	34
Industrivarden AB, Class C	2,202	41
Investment AB Kinnevik, Class B	3,110	98
Nordea Bank AB	40,157	500
Sandvik AB	14,358	158
Skandinaviska Enskilda Banken AB, Class A	20,190	258
Skanska AB, Class B	4,943	100
SKF AB, Class B	5,436	124
Svenska Cellulosa AB S.C.A., Class B	7,747	197

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Sweden - 1.6% continued
Swedbank AB, Class A	12,131	$283
TeliaSonera AB	34,509	203
Volvo AB, Class B	20,309	252

		3,773

Switzerland - 4.1%
ACE Ltd.	4,376	445
Actelion Ltd. (Registered)*	1,350	198
Aryzta A.G.*	1,217	60
Chocoladefabriken Lindt & Sprungli A.G. (Participation Certificate)	13	69
Chocoladefabriken Lindt & Sprungli A.G. (Registered)	1	62
Coca-Cola HBC A.G. - CDI*	2,760	59
Geberit A.G. (Registered)	508	170
Givaudan S.A. (Registered)*	124	215
Holcim Ltd. (Registered)*	2,976	220
Kuehne + Nagel International A.G. (Registered)	708	94
Lonza Group A.G. (Registered)*	681	91
Novartis A.G. (Registered)	30,548	3,017
Roche Holding A.G. (Genusschein)	9,329	2,619
SGS S.A. (Registered)	74	135
Sulzer A.G. (Registered)	286	29
Swiss Re A.G.	4,653	412
Swisscom A.G. (Registered)	342	192
TE Connectivity Ltd.	5,400	347
Weatherford International PLC*	10,097	124
Wolseley PLC	3,392	216
Zurich Insurance Group A.G.*	1,997	609

		9,383

United Kingdom - 8.7%
3i Group PLC	13,302	108
Aberdeen Asset Management PLC	12,116	77
Aggreko PLC	3,564	81
Amec Foster Wheeler PLC	5,348	69
Associated British Foods PLC	4,665	211
Aviva PLC	52,959	410
Barratt Developments PLC	13,115	127
BG Group PLC	45,442	756
British Land (The) Co. PLC	13,010	162
BT Group PLC	111,833	792
Bunzl PLC	4,274	117
Burberry Group PLC	5,876	145
Capita PLC	8,869	173
CNH Industrial N.V.	12,316	112
Croda International PLC	1,797	78
Delphi Automotive PLC	3,833	326
easyJet PLC	2,120	51
Ensco PLC, Class A	3,011	67
GKN PLC	21,161	111
GlaxoSmithKline PLC	64,795	1,349
Hammerson PLC	9,930	96
HSBC Holdings PLC	254,805	2,281
InterContinental Hotels Group PLC	3,191	129
Intertek Group PLC	2,078	80
Intu Properties PLC	11,260	54
ITV PLC	52,104	215
J Sainsbury PLC	16,816	70
Johnson Matthey PLC	2,618	125
Kingfisher PLC	31,781	173
Land Securities Group PLC	10,356	196
Legal & General Group PLC	77,397	302
Liberty Global PLC, Class A*	3,286	178
Liberty Global PLC, Series C*	8,310	421
London Stock Exchange Group PLC	4,209	157
Marks & Spencer Group PLC	22,216	187
Meggitt PLC	9,978	73
Michael Kors Holdings Ltd.*	2,636	111
National Grid PLC	50,214	646
Next PLC	1,961	230
Old Mutual PLC	65,440	207
Pearson PLC	10,780	204
Pentair PLC	2,469	170
Petrofac Ltd.	3,494	51
Prudential PLC	34,133	824
Reckitt Benckiser Group PLC	8,612	744
Reed Elsevier N.V.	8,746	208
Reed Elsevier PLC	8,669	141
Reed Elsevier PLC	6,480	106
Rexam PLC	9,625	84
RSA Insurance Group PLC	13,473	84
Schroders PLC	1,675	84
Segro PLC	10,252	65
Smiths Group PLC	5,217	92
Sports Direct International PLC*	3,982	45
SSE PLC	13,024	315
Standard Chartered PLC	32,627	522
Standard Life PLC	26,188	182

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
United Kingdom - 8.7% continued
Subsea 7 S.A.*	3,406	$33
Tate & Lyle PLC	6,370	52
Taylor Wimpey PLC	43,007	125
Tesco PLC	107,953	360
Travis Perkins PLC	3,350	111
Tullow Oil PLC	11,927	64
Unilever N.V. - CVA	21,645	905
Unilever PLC	17,095	735
United Utilities Group PLC	8,800	123
Vodafone Group PLC	351,369	1,281
Whitbread PLC	2,422	188
William Hill PLC	11,606	74
Willis Group Holdings PLC	2,167	102
WM Morrison Supermarkets PLC	28,285	80
WPP PLC	17,492	392

		19,799

United States - 54.8%
3M Co.	8,429	1,301
Accenture PLC, Class A	8,347	808
Adobe Systems, Inc.*	6,672	541
ADT (The) Corp.	2,300	77
Aflac, Inc.	5,926	369
AGCO Corp.	1,036	59
Agilent Technologies, Inc.	4,416	170
Air Products & Chemicals, Inc.	2,750	376
Albemarle Corp.	1,600	88
Alexion Pharmaceuticals, Inc.*	2,659	481
Alliant Energy Corp.	1,452	84
Ally Financial, Inc.*	5,700	128
American Express Co.	12,168	946
American Tower Corp.	5,528	516
American Water Works Co., Inc.	2,305	112
Ameriprise Financial, Inc.	2,426	303
AmerisourceBergen Corp.	2,794	297
AMETEK, Inc.	3,202	175
Amgen, Inc.	10,125	1,554
Analog Devices, Inc.	4,134	265
Annaly Capital Management, Inc.	12,865	118
ANSYS, Inc.*	1,205	110
Antero Resources Corp.*	815	28
Anthem, Inc.	3,600	591
Apache Corp.	4,956	286
Applied Materials, Inc.	16,153	310
Arthur J Gallagher & Co.	2,200	104
Autodesk, Inc.*	3,015	151
Automatic Data Processing, Inc.	6,300	505
AutoZone, Inc.*	405	270
AvalonBay Communities, Inc.	1,769	283
Avery Dennison Corp.	1,138	69
Axis Capital Holdings Ltd.	1,347	72
Baker Hughes, Inc.	5,813	359
Ball Corp.	1,697	119
Bank of New York Mellon (The) Corp.	14,798	621
BB&T Corp.	9,662	389
Becton Dickinson and Co.	2,822	400
Bed Bath & Beyond, Inc.*	2,450	169
Berkshire Hathaway, Inc., Class B*	15,376	2,093
Best Buy Co., Inc.	4,173	136
Biogen, Inc.*	3,131	1,265
BioMarin Pharmaceutical, Inc.*	2,156	295
BlackRock, Inc.	1,652	572
BorgWarner, Inc.	3,044	173
Boston Properties, Inc.	2,080	252
Bristol-Myers Squibb Co.	22,157	1,474
Brixmor Property Group, Inc.	2,400	56
Bunge Ltd.	1,935	170
C.H. Robinson Worldwide, Inc.	1,870	117
CA, Inc.	4,428	130
Camden Property Trust	1,100	82
Cameron International Corp.*	2,600	136
Campbell Soup Co.	2,437	116
Cardinal Health, Inc.	4,345	363
CarMax, Inc.*	2,809	186
Catamaran Corp.*	2,700	165
Caterpillar, Inc.	7,667	650
CBRE Group, Inc., Class A*	4,126	153
Celanese Corp., Series A	2,033	146
Celgene Corp.*	10,600	1,227
Centene Corp.*	1,500	121
CenterPoint Energy, Inc.	5,213	99
CenturyLink, Inc.	7,559	222
Cerner Corp.*	4,104	283
Charles Schwab (The) Corp.	15,541	507
Charter Communications, Inc., Class A*	1,162	199
Cheniere Energy, Inc.*	2,931	203
Chubb (The) Corp.	3,083	293
Cigna Corp.	3,478	563
Cimarex Energy Co.	1,206	133

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
United States - 54.8% continued
Cisco Systems, Inc.	67,769	$1,861
CIT Group, Inc.	2,400	112
Citrix Systems, Inc.*	2,100	147
Clorox (The) Co.	1,710	178
CME Group, Inc.	4,272	398
CMS Energy Corp.	3,549	113
Coca-Cola Enterprises, Inc.	3,000	130
Cognizant Technology Solutions Corp., Class A*	8,155	498
Colgate-Palmolive Co.	11,412	746
Comerica, Inc.	2,352	121
ConAgra Foods, Inc.	5,736	251
Concho Resources, Inc.*	1,612	184
Consolidated Edison, Inc.	3,952	229
Continental Resources, Inc.*	1,314	56
Corning, Inc.	16,762	331
Crown Castle International Corp.	4,354	350
CSX Corp.	13,127	429
Cummins, Inc.	2,317	304
Danaher Corp.	8,443	723
Darden Restaurants, Inc.	1,451	103
Deere & Co.	4,307	418
Delta Air Lines, Inc.	2,700	111
DENTSPLY International, Inc.	1,866	96
Devon Energy Corp.	5,236	312
Digital Realty Trust, Inc.	1,728	115
DIRECTV*	6,335	588
Discover Financial Services	5,961	343
Discovery Communications, Inc., Class A*	1,992	66
Discovery Communications, Inc., Class C*	3,690	115
Dover Corp.	2,112	148
Dr. Pepper Snapple Group, Inc.	2,562	187
Duke Energy Corp.	9,397	664
Duke Realty Corp.	4,753	88
Dun & Bradstreet (The) Corp.	423	52
Eastman Chemical Co.	1,920	157
Eaton Corp. PLC	6,221	420
Eaton Vance Corp.	1,600	63
Ecolab, Inc.	3,555	402
Edison International	4,300	239
Edwards Lifesciences Corp.*	1,417	202
EMC Corp.	26,608	702
Energen Corp.	985	67
Energizer Holdings, Inc.	798	105
Envision Healthcare Holdings, Inc.*	2,400	95
EOG Resources, Inc.	7,263	636
EQT Corp.	2,048	167
Equifax, Inc.	1,570	152
Equinix, Inc.	773	196
Equity Residential	4,818	338
Estee Lauder (The) Cos., Inc., Class A	3,019	262
Eversource Energy	4,172	189
Expeditors International of Washington, Inc.	2,588	119
Fastenal Co.	3,615	152
Federal Realty Investment Trust	850	109
FireEye, Inc.*	1,400	68
FleetCor Technologies, Inc.*	1,048	164
Flextronics International Ltd.*	7,918	90
Flowserve Corp.	1,800	95
Fluor Corp.	2,031	108
FMC Technologies, Inc.*	3,024	125
Ford Motor Co.	48,661	730
Franklin Resources, Inc.	5,353	262
GameStop Corp., Class A	1,377	59
Gap (The), Inc.	3,387	129
Gartner, Inc.*	1,200	103
General Mills, Inc.	8,020	447
Gilead Sciences, Inc.	19,770	2,315
Google, Inc., Class A*	3,817	2,061
Google, Inc., Class C*	4,078	2,123
Hanesbrands, Inc.	5,300	177
Harley-Davidson, Inc.	2,901	163
Hartford Financial Services Group (The), Inc.	5,586	232
Hasbro, Inc.	1,500	112
HCP, Inc.	6,210	226
Health Care REIT, Inc.	4,529	297
Henry Schein, Inc.*	1,087	154
Hertz Global Holdings, Inc.*	5,164	94
Hess Corp.	3,349	224
Hewlett-Packard Co.	24,387	732
Hilton Worldwide Holdings, Inc.*	6,500	179
Hologic, Inc.*	3,141	120
Hormel Foods Corp.	1,925	109
Host Hotels & Resorts, Inc.	10,144	201
Humana, Inc.	1,940	371
IHS, Inc., Class A*	889	114
Illinois Tool Works, Inc.	4,527	416
Ingersoll-Rand PLC	3,475	234

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
United States - 54.8% continued
Intel Corp.	62,885	$1,913
Intercontinental Exchange, Inc.	1,533	343
International Business Machines Corp.	12,465	2,028
International Flavors & Fragrances, Inc.	1,050	115
International Paper Co.	5,450	259
Intuit, Inc.	3,480	351
Invesco Ltd.	5,673	213
Iron Mountain, Inc.	2,636	82
Isis Pharmaceuticals, Inc.*	1,600	92
Jacobs Engineering Group, Inc.*	1,792	73
JM Smucker (The) Co.	1,321	143
Johnson & Johnson	36,950	3,601
Johnson Controls, Inc.	8,678	430
Jones Lang LaSalle, Inc.	600	103
Kansas City Southern	1,500	137
Kellogg Co.	3,545	222
Keurig Green Mountain, Inc.	1,613	124
KeyCorp	11,143	167
Kimberly-Clark Corp.	4,848	514
Kohl’s Corp.	2,633	165
Kraft Foods Group, Inc.	7,789	663
Kroger (The) Co.	6,187	449
Laboratory Corp. of America Holdings*	1,297	157
Lam Research Corp.	2,157	175
Legg Mason, Inc.	1,359	70
Level 3 Communications, Inc.*	3,869	204
Liberty Property Trust	2,000	64
LKQ Corp.*	3,917	118
Loews Corp.	3,900	150
Lowe’s Cos., Inc.	12,905	864
LyondellBasell Industries N.V., Class A	5,347	554
M&T Bank Corp.	1,646	206
Macerich (The) Co.	1,807	135
ManpowerGroup, Inc.	1,083	97
Marathon Oil Corp.	8,821	234
Marathon Petroleum Corp.	7,240	379
Marriott International, Inc., Class A	2,931	218
Marsh & McLennan Cos., Inc.	7,260	412
Marvell Technology Group Ltd.	5,600	74
Masco Corp.	4,600	123
MasterCard, Inc., Class A	13,300	1,243
Mattel, Inc.	4,645	119
McCormick & Co., Inc. (Non Voting)	1,488	120
McDonald’s Corp.	12,799	1,217
MDU Resources Group, Inc.	2,489	49
Mead Johnson Nutrition Co.	2,664	240
MeadWestvaco Corp.	2,213	104
Merck & Co., Inc.	37,721	2,147
Mettler-Toledo International, Inc.*	346	118
MGM Resorts International*	5,085	93
Microchip Technology, Inc.	2,580	122
Mohawk Industries, Inc.*	803	153
Mondelez International, Inc., Class A	21,946	903
Mosaic (The) Co.	4,468	209
Motorola Solutions, Inc.	2,727	156
NASDAQ OMX Group (The), Inc.	1,580	77
National Oilwell Varco, Inc.	5,453	263
Netflix, Inc.*	763	501
NetSuite, Inc.*	500	46
New York Community Bancorp, Inc.	5,736	105
Newell Rubbermaid, Inc.	3,532	145
NextEra Energy, Inc.	5,928	581
NIKE, Inc., Class B	9,159	989
NiSource, Inc.	4,165	190
Noble Energy, Inc.	5,228	223
Nordstrom, Inc.	1,895	141
Norfolk Southern Corp.	4,050	354
Northern Trust Corp.(3)	2,780	213
Nucor Corp.	4,248	187
NVIDIA Corp.	7,216	145
Occidental Petroleum Corp.	10,241	796
Oceaneering International, Inc.	1,378	64
ONEOK, Inc.	2,807	111
Oracle Corp.	46,664	1,881
PACCAR, Inc.	4,781	305
Pall Corp.	1,414	176
Parker-Hannifin Corp.	1,899	221
PartnerRe Ltd.	664	85
Patterson Cos., Inc.	1,145	56
Paychex, Inc.	4,300	202
People’s United Financial, Inc.	4,172	68
Pepco Holdings, Inc.	3,452	93
PepsiCo, Inc.	19,710	1,840
Phillips 66	7,256	585
Pinnacle West Capital Corp.	1,446	82
Pioneer Natural Resources Co.	1,988	276
Plum Creek Timber Co., Inc.	2,252	91
PNC Financial Services Group (The), Inc.	6,924	662

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
United States - 54.8% continued
PPG Industries, Inc.	3,600	$413
Praxair, Inc.	3,833	458
Precision Castparts Corp.	1,883	376
Principal Financial Group, Inc.	3,952	203
Procter & Gamble (The) Co.	35,837	2,804
Progressive (The) Corp.	7,850	218
Prologis, Inc.	6,822	253
Prudential Financial, Inc.	5,997	525
Public Service Enterprise Group, Inc.	6,765	266
PVH Corp.	1,075	124
QUALCOMM, Inc.	22,000	1,378
Quanta Services, Inc.*	2,675	77
Quintiles Transnational Holdings, Inc.*	1,000	73
Rackspace Hosting, Inc.*	1,592	59
Range Resources Corp.	2,300	114
Raymond James Financial, Inc.	1,804	107
Realogy Holdings Corp.*	1,900	89
Regency Centers Corp.	1,200	71
RenaissanceRe Holdings Ltd.	645	65
ResMed, Inc.	1,781	100
Robert Half International, Inc.	1,800	100
Rock-Tenn Co., Class A	1,773	107
Rockwell Automation, Inc.	1,783	222
Rockwell Collins, Inc.	1,778	164
Roper Technologies, Inc.	1,345	232
Ross Stores, Inc.	5,504	268
Royal Caribbean Cruises Ltd.	2,329	183
Salesforce.com, Inc.*	7,909	551
SanDisk Corp.	2,800	163
Scripps Networks Interactive, Inc., Class A	1,033	68
Seagate Technology PLC	4,469	212
Sealed Air Corp.	2,867	147
SEI Investments Co.	1,867	92
Sempra Energy	3,149	312
Sherwin-Williams (The) Co.	1,043	287
Sigma-Aldrich Corp.	1,578	220
Signet Jewelers Ltd.	1,000	128
Simon Property Group, Inc.	4,170	722
Skyworks Solutions, Inc.	2,500	260
SL Green Realty Corp.	1,300	143
Snap-on, Inc.	800	127
Southwest Airlines Co.	2,203	73
Southwestern Energy Co.*	5,208	118
Spectra Energy Corp.	8,976	293
Sprint Corp.*	10,733	49
Staples, Inc.	8,297	127
Starbucks Corp.	19,870	1,065
Starwood Hotels & Resorts Worldwide, Inc.	2,291	186
State Street Corp.	5,500	424
Symantec Corp.	9,118	212
Sysco Corp.	7,936	287
T Rowe Price Group, Inc.	3,443	268
TD Ameritrade Holding Corp.	3,613	133
Teradata Corp.*	1,900	70
Tesla Motors, Inc.*	1,254	336
Tesoro Corp.	1,648	139
Texas Instruments, Inc.	13,893	716
Thermo Fisher Scientific, Inc.	5,267	683
Tiffany & Co.	1,726	158
Time Warner Cable, Inc.	3,777	673
Time Warner, Inc.	11,009	962
Tractor Supply Co.	1,781	160
Travelers (The) Cos., Inc.	4,304	416
Trimble Navigation Ltd.*	3,537	83
Tyco International PLC	5,580	215
UDR, Inc.	3,325	107
Ulta Salon Cosmetics & Fragrance, Inc.*	798	123
Under Armour, Inc., Class A*	2,315	193
Union Pacific Corp.	11,724	1,118
United Parcel Service, Inc., Class B	9,357	907
United Rentals, Inc.*	1,253	110
US Bancorp	23,716	1,029
Valeant Pharmaceuticals International, Inc.*	4,264	946
Valero Energy Corp.	6,800	426
Varian Medical Systems, Inc.*	1,340	113
Ventas, Inc.	4,328	269
Verizon Communications, Inc.	55,083	2,567
Vertex Pharmaceuticals, Inc.*	3,259	402
VF Corp.	4,605	321
Vornado Realty Trust	2,275	216
Voya Financial, Inc.	3,000	139
Walt Disney (The) Co.	21,400	2,443
Waste Management, Inc.	6,087	282
Waters Corp.*	1,094	140
WEC Energy Group, Inc.	4,223	190
Western Union (The) Co.	6,700	136
Weyerhaeuser Co.	6,875	217

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
United States - 54.8% continued
Whirlpool Corp.	1,076	$186
WhiteWave Foods (The) Co.*	2,300	112
Whiting Petroleum Corp.*	2,691	90
Whole Foods Market, Inc.	4,771	188
Williams (The) Cos., Inc.	9,431	541
Workday, Inc., Class A*	1,330	102
WW Grainger, Inc.	767	182
Wyndham Worldwide Corp.	1,568	128
Xcel Energy, Inc.	6,748	217
Xerox Corp.	13,729	146
Xylem, Inc.	2,424	90
Yahoo!, Inc.*	11,845	465
Zoetis, Inc.	6,317	305

		125,198

Total Common Stocks(4) (Cost $175,784)		223,342

PREFERRED STOCKS - 0.1%
Germany - 0.1%
Bayerische Motoren Werke A.G.	699	59
Henkel A.G. & Co. KGaA	2,346	263

		322

Total Preferred Stocks(4) (Cost $194)		322

RIGHTS - 0.0%
Spain - 0.0%
Repsol S.A.*	13,742	7

Total Rights (Cost $8)		7

INVESTMENT COMPANIES - 1.3%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(5)	2,986,148	2,986

Total Investment Companies (Cost $2,986)		2,986

Total Investments - 99.2% (Cost $178,972)		226,657

Other Assets less Liabilities - 0.8%		1,794

NET ASSETS - 100.0%		$228,451

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(2)	Value rounds to less than one thousand.
(3)	Investment in affiliate.
(4)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2015, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
BNY Mellon	United States Dollar	5	Swiss Franc	5	9/16/15	$— *
Citibank	United States Dollar	120	British Pound	77	9/16/15	1
Citibank	United States Dollar	476	Euro	422	9/16/15	(4)
Morgan Stanley	United States Dollar	116	Japanese Yen	14,293	9/16/15	1
Societe Generale	United States Dollar	97	Canadian Dollar	120	9/16/15	(1)

Total						$(3)

*	Amount rounds to less than one thousand.

At June 30, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-mini S&P 500 (United States Dollar)	28	$2,876	Long	9/15	$(38)
Euro Stoxx 50 (Euro)	17	651	Long	9/15	6
FTSE 100 Index (British Pound)	3	306	Long	9/15	(7)
S&P/TSX 60 Index (Canadian Dollar)	1	135	Long	9/15	(2)
SPI 200 Index (Australian Dollar)	1	104	Long	9/15	(2)

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Topix Index (Japanese Yen)	4	533	Long	9/15	(10)

Total					$(53)

At June 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.4%
Consumer Staples	8.9
Energy	5.3
Financials	21.9
Health Care	14.6
Industrials	10.7
Information Technology	13.1
Materials	5.5
Telecommunication Services	3.5
Utilities	3.1

Total	100.0%

At June 30, 2015, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	56.6%
Euro	10.8
Japanese Yen	9.1
British Pound	7.9
All other currencies less than 5%	15.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2015 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)		TOTAL (000S)
Common Stocks
Australia	$—	$7,237	$—	*	$7,237
Canada	8,771	—	—		8,771
Netherlands	132	3,059	—		3,191
Portugal	—	222	—	*	222
Sweden	142	3,631	—		3,773
Switzerland	916	8,467	—		9,383
United Kingdom	1,374	18,425	—		19,799
United States	125,198	—	—		125,198
All Other Countries(1)	—	45,768	—		45,768

Total Common Stocks	136,533	86,809	—		223,342

Preferred Stocks(1)	—	322	—		322
Rights(1)	7	—	—		7
Investment Companies	2,986	—	—		2,986

Total Investments	$139,526	$87,131	$—	*	$226,657

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$2	$—		$2
Futures Contracts	6	—	—		6
Liabilities
Forward Foreign Currency Exchange Contracts	—	(5)	—		(5)
Futures Contracts	(59)	—	—		(59)

Total Other Financial Instruments	$(53)	$(3)	$—		$(56)

(1)	Classifications as defined in the Schedule of Investments.
*	Amount rounds to less than one thousand.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At June 30, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$180,064

Gross tax appreciation of investments	$52,768
Gross tax depreciation of investments	(6,175)

Net tax appreciation of investments	$46,593

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

Transactions in affiliated investments for the three months ended June 30, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)		VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$5,810	$11,147	$13,971	$—	$—	$—	*	$2,986
Northern Trust Corp.	194	—	—	19	—	1		213

Total	$6,004	$11,147	$13,971	$19	$—	$1		$3,199

*	Amount rounds to less than one thousand.

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND	JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%
Australia - 6.9%
AGL Energy Ltd.	225,167	$2,683
Alumina Ltd.	854,115	1,002
Amcor Ltd.	402,857	4,257
AMP Ltd.	984,955	4,531
APA Group	377,892	2,384
Aristocrat Leisure Ltd.	176,288	1,032
Asciano Ltd.	327,342	1,677
ASX Ltd.	63,162	1,938
Aurizon Holdings Ltd.	698,763	2,752
AusNet Services	590,082	634
Australia & New Zealand Banking Group Ltd.	921,016	22,822
Bank of Queensland Ltd.	121,422	1,188
Bendigo & Adelaide Bank Ltd.	145,158	1,372
BGP Holdings PLC(1) *	1,085,479	—
BHP Billiton Ltd.	1,069,321	21,736
BHP Billiton PLC	703,218	13,813
Boral Ltd.	255,571	1,148
Brambles Ltd.	521,751	4,244
Caltex Australia Ltd.	91,084	2,229
CIMIC Group Ltd.	35,637	594
Coca-Cola Amatil Ltd.	190,223	1,336
Cochlear Ltd.	18,883	1,162
Commonwealth Bank of Australia	539,926	35,197
Computershare Ltd.	156,452	1,408
Crown Resorts Ltd.	120,407	1,126
CSL Ltd.	157,645	10,464
Dexus Property Group	317,244	1,775
Federation Centres	1,119,253	2,517
Flight Centre Travel Group Ltd.	19,406	510
Fortescue Metals Group Ltd.	537,167	782
Goodman Group	580,104	2,799
GPT Group (The)	584,665	1,918
Harvey Norman Holdings Ltd.	189,615	656
Healthscope Ltd.	380,143	793
Iluka Resources Ltd.	134,732	794
Incitec Pivot Ltd.	566,248	1,671
Insurance Australia Group Ltd.	772,468	3,321
James Hardie Industries PLC - CDI	148,828	1,986
Lend Lease Group	185,605	2,137
Macquarie Group Ltd.	97,519	6,127
Medibank Pvt Ltd.*	944,947	1,464
Mirvac Group	1,228,239	1,750
National Australia Bank Ltd.	870,797	22,221
Newcrest Mining Ltd.*	252,806	2,556
Orica Ltd.	121,852	1,997
Origin Energy Ltd.	371,775	3,404
Platinum Asset Management Ltd.	72,469	416
Qantas Airways Ltd.*	208,113	505
QBE Insurance Group Ltd.	450,571	4,727
Ramsay Health Care Ltd.	46,033	2,180
REA Group Ltd.	18,175	546
Santos Ltd.	322,944	1,940
Scentre Group	1,790,518	5,171
Seek Ltd.	107,141	1,156
Sonic Healthcare Ltd.	126,185	2,079
South32 Ltd.*	1,101,295	1,521
South32 Ltd. (London Exchange)*	683,909	924
Stockland	782,605	2,460
Suncorp Group Ltd.	431,731	4,468
Sydney Airport	363,757	1,391
Tabcorp Holdings Ltd.	266,821	930
Tatts Group Ltd.	472,281	1,348
Telstra Corp. Ltd.	1,427,049	6,725
TPG Telecom Ltd.	95,734	661
Transurban Group	642,405	4,584
Treasury Wine Estates Ltd.	224,381	858
Wesfarmers Ltd.	374,217	11,217
Westfield Corp.	665,446	4,646
Westpac Banking Corp.	1,039,130	25,765
Woodside Petroleum Ltd.	248,176	6,522
Woolworths Ltd.	420,742	8,707
WorleyParsons Ltd.	72,277	576

		305,930

Austria - 0.2%
ANDRITZ A.G.	26,701	1,477
Erste Group Bank A.G.*	93,959	2,666
OMV A.G.	49,635	1,364
Raiffeisen Bank International A.G.*	40,597	590
voestalpine A.G.	37,889	1,574

		7,671

Belgium - 1.3%
Ageas	69,991	2,695
Anheuser-Busch InBev N.V.	267,770	32,228
Colruyt S.A.	23,382	1,046
Delhaize Group	33,974	2,803
Groupe Bruxelles Lambert S.A.	26,822	2,159
KBC Groep N.V.	83,685	5,587

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Belgium - 1.3% continued
Proximus	49,486	$1,745
Solvay S.A., Class A	19,817	2,724
Telenet Group Holding N.V.*	16,636	906
UCB S.A.	41,662	2,987
Umicore S.A.	31,262	1,482

		56,362

Denmark - 1.7%
AP Moeller - Maersk A/S, Class A	1,306	2,290
AP Moeller - Maersk A/S, Class B	2,354	4,270
Carlsberg A/S, Class B	35,996	3,267
Coloplast A/S, Class B	36,903	2,427
Danske Bank A/S	235,793	6,947
DSV A/S	58,743	1,906
ISS A/S	48,328	1,592
Novo Nordisk A/S, Class B	633,541	34,747
Novozymes A/S, Class B	79,995	3,810
Pandora A/S	38,496	4,130
RTL Group S.A.	12,780	1,157
TDC A/S	264,030	1,934
Tryg A/S	39,156	815
Vestas Wind Systems A/S	73,729	3,691
William Demant Holding A/S*	8,915	679

		73,662

Finland - 0.8%
Elisa OYJ	47,162	1,494
Fortum OYJ	150,737	2,682
Kone OYJ, Class B	105,706	4,298
Metso OYJ	36,594	1,005
Neste OYJ	43,426	1,109
Nokia OYJ	1,226,687	8,311
Nokian Renkaat OYJ	36,964	1,158
Orion OYJ, Class B	32,403	1,136
Sampo OYJ, Class A	149,571	7,059
Stora Enso OYJ (Registered)	181,434	1,867
UPM-Kymmene OYJ	179,032	3,177
Wartsila OYJ Abp	49,197	2,304

		35,600

France - 9.5%
Accor S.A.	69,443	3,512
Aeroports de Paris	9,909	1,119
Air Liquide S.A.	115,153	14,549
Airbus Group S.E.	196,205	12,712
Alcatel-Lucent*	934,336	3,411
Alstom S.A.*	72,594	2,058
ArcelorMittal	329,122	3,204
Arkema S.A.	21,445	1,545
Atos S.E.	29,382	2,198
AXA S.A.	651,048	16,407
BNP Paribas S.A.	352,930	21,279
Bollore S.A.	291,504	1,555
Bouygues S.A.	66,338	2,475
Bureau Veritas S.A.	87,691	2,021
Cap Gemini S.A.	52,105	4,622
Carrefour S.A.	184,482	5,902
Casino Guichard Perrachon S.A.	18,386	1,392
Christian Dior S.E.	18,252	3,561
Cie de Saint-Gobain	159,292	7,169
Cie Generale des Etablissements Michelin	61,998	6,508
CNP Assurances	55,669	929
Credit Agricole S.A.	347,131	5,157
Danone S.A.	192,988	12,468
Dassault Systemes S.A.	42,250	3,071
Edenred	67,039	1,656
Electricite de France S.A.	78,644	1,753
Essilor International S.A.	68,400	8,151
Eurazeo S.A.	12,524	828
Eutelsat Communications S.A.	57,950	1,869
Fonciere Des Regions	9,460	806
GDF Suez	486,205	9,010
Gecina S.A.	11,364	1,403
Groupe Eurotunnel S.E. (Registered)	154,265	2,233
Hermes International	8,809	3,284
ICADE	10,711	765
Iliad S.A.	8,787	1,944
Imerys S.A.	10,710	819
JCDecaux S.A.	25,520	1,064
Kering	25,030	4,465
Klepierre	57,669	2,535
Lafarge S.A.	61,736	4,084
Lagardere S.C.A.	38,514	1,122
Legrand S.A.	88,413	4,960
L’Oreal S.A.	84,124	14,998
LVMH Moet Hennessy Louis Vuitton S.E.	93,084	16,295
Natixis S.A.	314,900	2,264
Numericable-SFR SAS*	32,136	1,707
Orange S.A.	618,113	9,564
Pernod Ricard S.A.	70,746	8,185

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
France - 9.5% continued
Peugeot S.A.*	142,388	$2,922
Publicis Groupe S.A.	63,225	4,669
Remy Cointreau S.A.	8,549	615
Renault S.A.	64,453	6,731
Rexel S.A.	95,273	1,538
Safran S.A.	97,539	6,605
Sanofi	395,620	39,031
Schneider Electric S.A./S.E.	4,873	341
Schneider Electric S.E.	180,250	12,432
SCOR S.E.	51,368	1,811
SES S.A.	107,652	3,612
Societe BIC S.A.	9,845	1,571
Societe Generale S.A.	241,561	11,270
Sodexo S.A.	31,934	3,030
Suez Environnement Co.	99,526	1,849
Technip S.A.	34,519	2,138
Thales S.A.	34,119	2,064
TOTAL S.A.	712,815	34,684
Unibail-Rodamco S.E.	32,701	8,298
Valeo S.A.	26,636	4,211
Vallourec S.A.	37,722	770
Veolia Environnement S.A.	148,247	3,020
Vinci S.A.	157,614	9,106
Vivendi S.A.	383,291	9,682
Wendel S.A.	9,351	1,146
Zodiac Aerospace	65,765	2,140

		419,874

Germany - 8.1%
adidas A.G.	69,996	5,357
Allianz S.E. (Registered)	152,212	23,698
Axel Springer S.E.	14,173	744
BASF S.E.	306,089	26,898
Bayer A.G. (Registered)	275,519	38,553
Bayerische Motoren Werke A.G.	110,351	12,073
Beiersdorf A.G.	33,880	2,837
Brenntag A.G.	50,975	2,922
Commerzbank A.G.*	351,576	4,492
Continental A.G.	36,733	8,689
Daimler A.G. (Registered)	320,827	29,188
Deutsche Annington Immobilien S.E.	147,889	4,169
Deutsche Bank A.G. (Registered)	459,589	13,803
Deutsche Boerse A.G.	64,410	5,331
Deutsche Lufthansa A.G. (Registered)	76,775	990
Deutsche Post A.G. (Registered)	323,382	9,447
Deutsche Telekom A.G. (Registered)	1,057,853	18,211
Deutsche Wohnen A.G. (Bearer)	112,032	2,567
E.ON S.E.	666,066	8,871
Evonik Industries A.G.	30,242	1,153
Fraport A.G. Frankfurt Airport Services Worldwide	13,545	851
Fresenius Medical Care A.G. & Co. KGaA	72,757	6,004
Fresenius S.E. & Co. KGaA	126,392	8,137
GEA Group A.G.	60,512	2,698
Hannover Rueck S.E.	20,206	1,959
HeidelbergCement A.G.	46,683	3,701
Henkel A.G. & Co. KGaA	34,662	3,313
HUGO BOSS A.G.	22,096	2,469
Infineon Technologies A.G.	373,290	4,632
K+S A.G. (Registered)	62,369	2,627
Kabel Deutschland Holding A.G.*	7,297	976
LANXESS A.G.	30,370	1,790
Linde A.G.	61,961	11,732
MAN S.E.	11,672	1,202
Merck KGaA	43,183	4,301
METRO A.G.	54,828	1,728
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	57,564	10,203
OSRAM Licht A.G.	29,593	1,417
ProSiebenSat.1 Media A.G. (Registered)	73,877	3,647
RWE A.G.	164,334	3,532
SAP S.E.	327,600	22,827
Siemens A.G. (Registered)	263,968	26,583
Symrise A.G.	42,019	2,607
Telefonica Deutschland Holding A.G.	191,494	1,106
ThyssenKrupp A.G.	122,882	3,197
TUI A.G.	82,086	1,327
TUI A.G. (London Exchange)	70,877	1,149
United Internet A.G. (Registered)	41,233	1,833
Volkswagen A.G.	11,864	2,745

		360,286

Hong Kong - 3.2%
AIA Group Ltd.	4,012,286	26,224
ASM Pacific Technology Ltd.	75,000	740
Bank of East Asia (The) Ltd.	389,124	1,701
BOC Hong Kong Holdings Ltd.	1,232,608	5,126
Cathay Pacific Airways Ltd.	388,506	955
Cheung Kong Infrastructure Holdings Ltd.	206,353	1,601
Cheung Kong Property Holdings Ltd.*	933,638	7,745

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Hong Kong - 3.2% continued
CK Hutchison Holdings Ltd.	933,638	$13,691
CLP Holdings Ltd.	630,514	5,376
First Pacific Co. Ltd.	721,539	608
Galaxy Entertainment Group Ltd.	774,148	3,084
Hang Lung Properties Ltd.	746,501	2,209
Hang Seng Bank Ltd.	254,579	4,975
Henderson Land Development Co. Ltd.	377,506	2,579
HKT Trust & HKT Ltd.	851,220	1,001
Hong Kong & China Gas Co. Ltd.	2,269,339	4,758
Hong Kong Exchanges and Clearing Ltd.	369,809	13,033
Hysan Development Co. Ltd.	213,501	922
Kerry Properties Ltd.	207,203	809
Li & Fung Ltd.	1,993,218	1,579
Link REIT (The)	758,271	4,436
MGM China Holdings Ltd.	310,116	506
MTR Corp. Ltd.	487,769	2,263
New World Development Co. Ltd.	1,730,082	2,259
Noble Group Ltd.	1,479,044	834
NWS Holdings Ltd.	487,429	703
PCCW Ltd.	1,333,926	795
Power Assets Holdings Ltd.	454,817	4,143
Sands China Ltd.	805,099	2,709
Shangri-La Asia Ltd.	394,574	549
Sino Land Co. Ltd.	1,006,228	1,679
SJM Holdings Ltd.	675,572	732
Sun Hung Kai Properties Ltd.	565,258	9,154
Swire Pacific Ltd., Class A	195,551	2,452
Swire Properties Ltd.	382,387	1,216
Techtronic Industries Co. Ltd.	452,833	1,491
WH Group Ltd.(2) *	1,916,000	1,299
Wharf Holdings (The) Ltd.	447,766	2,978
Wheelock & Co. Ltd.	303,021	1,544
Wynn Macau Ltd.	492,546	819
Yangzijiang Shipbuilding Holdings Ltd.	608,566	639
Yue Yuen Industrial Holdings Ltd.	237,210	792

		142,708

Ireland - 0.4%
Bank of Ireland*	9,129,106	3,679
CRH PLC	29,343	822
CRH PLC (Dublin Exchange)	244,513	6,896
Irish Bank Resolution Corp. Ltd.(1) *	99,788	—
Kerry Group PLC, Class A	54,175	4,013
Ryanair Holdings PLC	3,150	42
Ryanair Holdings PLC ADR	5,370	383

		15,835

Israel - 0.6%
Azrieli Group	11,805	471
Bank Hapoalim B.M.	354,303	1,908
Bank Leumi Le-Israel B.M.*	455,975	1,928
Bezeq The Israeli Telecommunication Corp. Ltd.	612,302	1,043
Delek Group Ltd.	1,608	474
Israel (The) Corp. Ltd.	920	324
Israel Chemicals Ltd.	166,346	1,162
Mizrahi Tefahot Bank Ltd.	47,002	583
NICE-Systems Ltd.	19,560	1,245
Teva Pharmaceutical Industries Ltd.	282,908	16,768
Teva Pharmaceutical Industries Ltd. ADR	4,126	244

		26,150

Italy - 2.2%
Assicurazioni Generali S.p.A.	389,575	7,012
Atlantia S.p.A.	138,076	3,408
Banca Monte dei Paschi di Siena S.p.A.*	843,910	1,642
Banco Popolare S.C.*	120,103	1,973
Enel Green Power S.p.A.	602,307	1,176
Enel S.p.A.	2,345,776	10,606
Eni S.p.A.	845,995	15,006
EXOR S.p.A.	32,517	1,551
Finmeccanica S.p.A.*	132,342	1,662
Intesa Sanpaolo S.p.A.	4,222,410	15,291
Intesa Sanpaolo S.p.A. (RSP)	320,868	1,023
Luxottica Group S.p.A.	55,559	3,697
Mediobanca S.p.A.	188,203	1,843
Pirelli & C. S.p.A.	84,797	1,428
Prysmian S.p.A.	66,533	1,436
Saipem S.p.A.*	86,889	919
Snam S.p.A.	701,961	3,336
Telecom Italia S.p.A.*	3,388,653	4,298
Telecom Italia S.p.A. (RSP)	2,031,645	2,068
Tenaris S.A.	159,324	2,151
Terna Rete Elettrica Nazionale S.p.A.	504,720	2,228
UniCredit S.p.A.	1,601,568	10,745
Unione di Banche Italiane S.c.p.A.	294,435	2,359
UnipolSai S.p.A.	280,290	694

		97,552

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Japan - 22.4%
ABC-Mart, Inc.	9,300	$568
Acom Co. Ltd.*	141,300	541
Advantest Corp.	46,700	486
Aeon Co. Ltd.	217,900	3,091
AEON Financial Service Co. Ltd.	35,000	971
Aeon Mall Co. Ltd.	35,580	669
Air Water, Inc.	50,569	923
Aisin Seiki Co. Ltd.	62,900	2,673
Ajinomoto Co., Inc.	190,000	4,113
Alfresa Holdings Corp.	60,800	945
Amada Holdings Co. Ltd.	117,900	1,245
ANA Holdings, Inc.	413,000	1,120
Aozora Bank Ltd.	389,000	1,465
Asahi Glass Co. Ltd.	324,000	1,942
Asahi Group Holdings Ltd.	128,900	4,097
Asahi Kasei Corp.	418,000	3,424
Asics Corp.	52,800	1,372
Astellas Pharma, Inc.	715,100	10,190
Bandai Namco Holdings, Inc.	60,500	1,168
Bank of Kyoto (The) Ltd.	116,971	1,340
Bank of Yokohama (The) Ltd.	379,000	2,322
Benesse Holdings, Inc.	22,800	570
Bridgestone Corp.	216,900	8,017
Brother Industries Ltd.	79,100	1,119
Calbee, Inc.	24,900	1,047
Canon, Inc.	355,600	11,539
Casio Computer Co. Ltd.	68,700	1,354
Central Japan Railway Co.	48,100	8,681
Chiba Bank (The) Ltd.	230,000	1,752
Chiyoda Corp.	54,746	485
Chubu Electric Power Co., Inc.	212,900	3,172
Chugai Pharmaceutical Co. Ltd.	74,755	2,579
Chugoku Bank (The) Ltd.	52,300	824
Chugoku Electric Power (The) Co., Inc.	98,800	1,440
Citizen Holdings Co. Ltd.	90,700	632
COLOPL, Inc.	15,500	313
Credit Saison Co. Ltd.	49,800	1,071
Dai Nippon Printing Co. Ltd.	182,000	1,879
Daicel Corp.	95,000	1,219
Daihatsu Motor Co. Ltd.	63,200	899
Dai-ichi Life Insurance (The) Co. Ltd.	359,200	7,054
Daiichi Sankyo Co. Ltd.	211,300	3,899
Daikin Industries Ltd.	78,200	5,623
Daito Trust Construction Co. Ltd.	23,900	2,471
Daiwa House Industry Co. Ltd.	198,200	4,617
Daiwa Securities Group, Inc.	555,000	4,146
Denso Corp.	162,300	8,077
Dentsu, Inc.	71,118	3,708
Don Quijote Holdings Co. Ltd.	39,400	1,672
East Japan Railway Co.	111,612	10,034
Eisai Co. Ltd.	84,000	5,626
Electric Power Development Co. Ltd.	48,200	1,701
FamilyMart Co. Ltd.	20,000	919
FANUC Corp.	67,800	13,841
Fast Retailing Co. Ltd.	17,700	8,029
Fuji Electric Co. Ltd.	195,000	838
Fuji Heavy Industries Ltd.	195,600	7,185
FUJIFILM Holdings Corp.	155,000	5,534
Fujitsu Ltd.*	621,000	3,463
Fukuoka Financial Group, Inc.	259,000	1,342
GungHo Online Entertainment, Inc.	139,100	541
Gunma Bank (The) Ltd.	130,000	959
Hachijuni Bank (The) Ltd.	139,395	1,052
Hakuhodo DY Holdings, Inc.	80,100	855
Hamamatsu Photonics K.K.	49,270	1,449
Hankyu Hanshin Holdings, Inc.	378,000	2,231
Hikari Tsushin, Inc.	5,800	390
Hino Motors Ltd.	85,800	1,060
Hirose Electric Co. Ltd.	9,660	1,382
Hiroshima Bank (The) Ltd.	172,000	1,027
Hisamitsu Pharmaceutical Co., Inc.	19,900	771
Hitachi Chemical Co. Ltd.	36,100	650
Hitachi Construction Machinery Co. Ltd.	36,900	646
Hitachi High-Technologies Corp.	21,800	617
Hitachi Ltd.	1,611,000	10,611
Hitachi Metals Ltd.	69,000	1,058
Hokuhoku Financial Group, Inc.	411,000	970
Hokuriku Electric Power Co.	57,300	853
Honda Motor Co. Ltd.	543,100	17,557
Hoya Corp.	140,700	5,634
Hulic Co. Ltd.	95,500	850
Ibiden Co. Ltd.	42,200	716
Idemitsu Kosan Co. Ltd.	29,900	587
IHI Corp.	466,000	2,172
Iida Group Holdings Co. Ltd.	47,964	763
Inpex Corp.	317,700	3,613
Isetan Mitsukoshi Holdings Ltd.	116,360	2,079
Isuzu Motors Ltd.	197,400	2,590

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Japan - 22.4% continued
ITOCHU Corp.	526,700	$6,953
Itochu Techno-Solutions Corp.	16,200	403
Iyo Bank (The) Ltd.	82,500	1,013
J Front Retailing Co. Ltd.	81,400	1,531
Japan Airlines Co. Ltd.	42,100	1,467
Japan Airport Terminal Co. Ltd.	14,000	762
Japan Display, Inc.*	124,500	468
Japan Exchange Group, Inc.	89,900	2,916
Japan Prime Realty Investment Corp.	251	782
Japan Real Estate Investment Corp.	412	1,870
Japan Retail Fund Investment Corp.	819	1,638
Japan Tobacco, Inc.	366,400	13,040
JFE Holdings, Inc.	164,800	3,655
JGC Corp.	67,000	1,264
Joyo Bank (The) Ltd.	203,000	1,137
JSR Corp.	64,100	1,131
JTEKT Corp.	68,100	1,288
JX Holdings, Inc.	742,397	3,213
Kajima Corp.	291,000	1,366
Kakaku.com, Inc.	45,100	655
Kamigumi Co. Ltd.	80,000	750
Kaneka Corp.	94,000	693
Kansai Electric Power (The) Co., Inc.*	236,300	2,612
Kansai Paint Co. Ltd.	77,000	1,193
Kao Corp.	167,800	7,799
Kawasaki Heavy Industries Ltd.	467,000	2,177
KDDI Corp.	582,500	14,009
Keihan Electric Railway Co. Ltd.	168,000	986
Keikyu Corp.	159,000	1,199
Keio Corp.	190,000	1,359
Keisei Electric Railway Co. Ltd.	94,000	1,117
Keyence Corp.	15,239	8,216
Kikkoman Corp.	48,000	1,498
Kintetsu Group Holdings Co. Ltd.	607,000	2,067
Kirin Holdings Co. Ltd.	271,900	3,743
Kobe Steel Ltd.	1,007,000	1,694
Koito Manufacturing Co. Ltd.	34,114	1,330
Komatsu Ltd.	312,600	6,264
Konami Corp.	29,400	549
Konica Minolta, Inc.	151,900	1,778
Kubota Corp.	376,000	5,959
Kuraray Co. Ltd.	112,200	1,371
Kurita Water Industries Ltd.	34,900	812
Kyocera Corp.	107,000	5,560
Kyowa Hakko Kirin Co. Ltd.	74,000	967
Kyushu Electric Power Co., Inc.*	140,200	1,623
Lawson, Inc.	21,900	1,498
LIXIL Group Corp.	87,200	1,729
M3, Inc.	65,900	1,324
Mabuchi Motor Co. Ltd.	17,100	1,080
Makita Corp.	39,100	2,119
Marubeni Corp.	551,900	3,162
Marui Group Co. Ltd.	81,700	1,103
Maruichi Steel Tube Ltd.	17,300	429
Mazda Motor Corp.	181,700	3,575
McDonald’s Holdings Co. Japan Ltd.	22,900	484
Medipal Holdings Corp.	47,000	765
MEIJI Holdings Co. Ltd.	20,363	2,627
Minebea Co. Ltd.	107,000	1,764
Miraca Holdings, Inc.	18,241	909
Mitsubishi Chemical Holdings Corp.	459,300	2,881
Mitsubishi Corp.	460,100	10,104
Mitsubishi Electric Corp.	644,000	8,302
Mitsubishi Estate Co. Ltd.	417,000	8,959
Mitsubishi Gas Chemical Co., Inc.	136,000	761
Mitsubishi Heavy Industries Ltd.	1,012,000	6,152
Mitsubishi Logistics Corp.	38,000	499
Mitsubishi Materials Corp.	384,000	1,474
Mitsubishi Motors Corp.	216,500	1,842
Mitsubishi Tanabe Pharma Corp.	72,700	1,088
Mitsubishi UFJ Financial Group, Inc.	4,248,495	30,402
Mitsubishi UFJ Lease & Finance Co. Ltd.	169,600	927
Mitsui & Co. Ltd.	569,100	7,718
Mitsui Chemicals, Inc.	261,000	968
Mitsui Fudosan Co. Ltd.	314,000	8,767
Mitsui OSK Lines Ltd.	384,000	1,227
Mixi, Inc.	14,400	715
Mizuho Financial Group, Inc.	7,744,589	16,700
MS&AD Insurance Group Holdings, Inc.	168,843	5,256
Murata Manufacturing Co. Ltd.	67,597	11,786
Nabtesco Corp.	39,699	991
Nagoya Railroad Co. Ltd.	304,000	1,137
NEC Corp.	877,000	2,656
Nexon Co. Ltd.	45,700	628
NGK Insulators Ltd.	86,000	2,215
NGK Spark Plug Co. Ltd.	59,800	1,655
NH Foods Ltd.	57,000	1,298
NHK Spring Co. Ltd.	54,500	599

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Japan - 22.4% continued
Nidec Corp.	72,600	$5,445
Nikon Corp.	114,300	1,321
Nintendo Co. Ltd.	35,500	5,927
Nippon Building Fund, Inc.	477	2,087
Nippon Electric Glass Co. Ltd.	137,500	695
Nippon Express Co. Ltd.	275,000	1,352
Nippon Paint Holdings Co. Ltd.	50,500	1,424
Nippon Prologis REIT, Inc.	515	948
Nippon Steel & Sumitomo Metal Corp.	2,530,615	6,554
Nippon Telegraph & Telephone Corp.	249,756	9,039
Nippon Yusen K.K.	526,000	1,464
Nissan Motor Co. Ltd.	828,500	8,606
Nisshin Seifun Group, Inc.	71,505	950
Nissin Foods Holdings Co. Ltd.	20,800	912
Nitori Holdings Co. Ltd.	24,300	1,976
Nitto Denko Corp.	55,400	4,550
NOK Corp.	31,500	976
Nomura Holdings, Inc.	1,210,700	8,160
Nomura Real Estate Holdings, Inc.	42,500	890
Nomura Research Institute Ltd.	36,800	1,438
NSK Ltd.	156,200	2,411
NTT Data Corp.	42,000	1,835
NTT DOCOMO, Inc.	508,500	9,730
NTT Urban Development Corp.	40,900	407
Obayashi Corp.	213,000	1,553
Odakyu Electric Railway Co. Ltd.	205,000	1,913
Oji Holdings Corp.	258,000	1,121
Olympus Corp.	84,200	2,903
Omron Corp.	64,100	2,784
Ono Pharmaceutical Co. Ltd.	27,500	2,999
Oracle Corp. Japan	13,200	551
Oriental Land Co. Ltd.	66,300	4,231
ORIX Corp.	441,200	6,587
Osaka Gas Co. Ltd.	615,000	2,427
Otsuka Corp.	16,800	785
Otsuka Holdings Co. Ltd.	128,915	4,098
Panasonic Corp.	735,800	10,082
Park24 Co. Ltd.	30,800	527
Rakuten, Inc.	266,000	4,284
Recruit Holdings Co. Ltd.	47,700	1,455
Resona Holdings, Inc.	739,210	4,024
Ricoh Co. Ltd.	236,500	2,451
Rinnai Corp.	11,900	942
Rohm Co. Ltd.	32,200	2,153
Sankyo Co. Ltd.	16,800	594
Sanrio Co. Ltd.	16,597	450
Santen Pharmaceutical Co. Ltd.	122,900	1,739
SBI Holdings, Inc.	72,960	1,004
Secom Co. Ltd.	69,300	4,495
Sega Sammy Holdings, Inc.	62,500	817
Seibu Holdings, Inc.	40,900	950
Seiko Epson Corp.	91,400	1,619
Sekisui Chemical Co. Ltd.	142,000	1,739
Sekisui House Ltd.	194,900	3,087
Seven & i Holdings Co. Ltd.	251,100	10,783
Seven Bank Ltd.	189,500	876
Sharp Corp.*	508,000	620
Shikoku Electric Power Co., Inc.	57,700	863
Shimadzu Corp.	87,000	1,180
Shimamura Co. Ltd.	7,600	797
Shimano, Inc.	26,100	3,559
Shimizu Corp.	200,000	1,684
Shin-Etsu Chemical Co. Ltd.	136,800	8,485
Shinsei Bank Ltd.	598,000	1,203
Shionogi & Co. Ltd.	98,500	3,815
Shiseido Co. Ltd.	119,000	2,699
Shizuoka Bank (The) Ltd.	181,000	1,889
Showa Shell Sekiyu K.K.	57,700	504
SMC Corp.	18,000	5,415
SoftBank Corp.	319,900	18,827
Sompo Japan Nipponkoa Holdings, Inc.	112,045	4,108
Sony Corp.*	389,700	11,059
Sony Financial Holdings, Inc.	55,800	977
Stanley Electric Co. Ltd.	45,400	948
Sumitomo Chemical Co. Ltd.	497,000	2,985
Sumitomo Corp.	375,800	4,365
Sumitomo Dainippon Pharma Co. Ltd.	53,900	596
Sumitomo Electric Industries Ltd.	251,800	3,900
Sumitomo Heavy Industries Ltd.	185,000	1,076
Sumitomo Metal Mining Co. Ltd.	167,000	2,539
Sumitomo Mitsui Financial Group, Inc.	423,942	18,838
Sumitomo Mitsui Trust Holdings, Inc.	1,105,190	5,057
Sumitomo Realty & Development Co. Ltd.	119,000	4,171
Sumitomo Rubber Industries Ltd.	55,300	855
Suntory Beverage & Food Ltd.	47,500	1,910
Suruga Bank Ltd.	58,800	1,261
Suzuken Co. Ltd.	26,836	858
Suzuki Motor Corp.	121,500	4,101

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Japan - 22.4% continued
Sysmex Corp.	48,998	$2,917
T&D Holdings, Inc.	194,800	2,902
Taiheiyo Cement Corp.	388,000	1,134
Taisei Corp.	335,000	1,923
Taisho Pharmaceutical Holdings Co. Ltd.	10,900	735
Taiyo Nippon Sanso Corp.	52,700	637
Takashimaya Co. Ltd.	94,000	852
Takeda Pharmaceutical Co. Ltd.	263,000	12,692
TDK Corp.	41,100	3,163
Teijin Ltd.	302,000	1,171
Terumo Corp.	98,900	2,378
THK Co. Ltd.	38,300	827
Tobu Railway Co. Ltd.	350,000	1,503
Toho Co. Ltd.	36,300	907
Toho Gas Co. Ltd.	134,000	793
Tohoku Electric Power Co., Inc.	153,400	2,075
Tokio Marine Holdings, Inc.	230,700	9,566
Tokyo Electric Power Co., Inc.*	481,800	2,624
Tokyo Electron Ltd.	56,400	3,561
Tokyo Gas Co. Ltd.	783,000	4,154
Tokyo Tatemono Co. Ltd.	71,500	990
Tokyu Corp.	371,000	2,484
Tokyu Fudosan Holdings Corp.	165,800	1,283
TonenGeneral Sekiyu K.K.	97,000	905
Toppan Printing Co. Ltd.	169,000	1,413
Toray Industries, Inc.	486,000	4,103
Toshiba Corp.	1,341,000	4,595
TOTO Ltd.	93,000	1,675
Toyo Seikan Group Holdings Ltd.	52,200	836
Toyo Suisan Kaisha Ltd.	28,700	1,044
Toyoda Gosei Co. Ltd.	22,400	539
Toyota Industries Corp.	53,900	3,071
Toyota Motor Corp.	910,800	60,915
Toyota Tsusho Corp.	72,200	1,936
Trend Micro, Inc.	35,000	1,205
Unicharm Corp.	124,200	2,951
United Urban Investment Corp.	885	1,251
USS Co. Ltd.	71,000	1,279
West Japan Railway Co.	54,200	3,468
Yahoo Japan Corp.	474,700	1,914
Yakult Honsha Co. Ltd.	29,300	1,732
Yamada Denki Co. Ltd.	220,890	883
Yamaguchi Financial Group, Inc.	64,000	797
Yamaha Corp.	56,200	1,133
Yamaha Motor Co. Ltd.	85,600	1,871
Yamato Holdings Co. Ltd.	115,100	2,221
Yamazaki Baking Co. Ltd.	34,905	581
Yaskawa Electric Corp.	74,300	949
Yokogawa Electric Corp.	78,600	1,010
Yokohama Rubber (The) Co. Ltd.	32,500	652

		993,335

Netherlands - 2.2%
Aegon N.V.	608,714	4,469
Akzo Nobel N.V.	81,846	5,980
Altice S.A.*	28,962	4,013
ASML Holding N.V.	116,901	12,137
Boskalis Westminster N.V.	29,735	1,460
CNH Industrial N.V.	315,729	2,877
Delta Lloyd N.V.	73,246	1,205
Gemalto N.V.	22,998	2,053
Gemalto N.V. (Euronext Paris)	3,407	303
Heineken Holding N.V.	33,507	2,359
Heineken N.V.	77,063	5,867
ING Groep N.V. - CVA	1,284,521	21,300
Koninklijke Ahold N.V.	299,265	5,628
Koninklijke DSM N.V.	60,316	3,506
Koninklijke KPN N.V.	1,074,023	4,122
Koninklijke Philips N.V.	315,814	8,061
Koninklijke Vopak N.V.	22,868	1,156
NN Group N.V.	63,761	1,791
OCI N.V.*	27,678	785
QIAGEN N.V.*	74,567	1,838
Randstad Holding N.V.	42,635	2,787
TNT Express N.V.	160,690	1,362
Wolters Kluwer N.V.	100,093	2,984

		98,043

New Zealand - 0.1%
Auckland International Airport Ltd.	327,107	1,093
Contact Energy Ltd.	129,036	438
Fletcher Building Ltd.	223,259	1,231
Meridian Energy Ltd.	404,356	592
Mighty River Power Ltd.	206,650	391
Ryman Healthcare Ltd.	126,131	678
Spark New Zealand Ltd.	608,742	1,152

		5,575

Norway - 0.6%
DNB ASA	326,121	5,433

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Norway - 0.6% continued
Gjensidige Forsikring ASA	66,111	$1,065
Norsk Hydro ASA	446,620	1,882
Orkla ASA	265,839	2,088
Seadrill Ltd.	124,317	1,293
Statoil ASA	373,262	6,663
Telenor ASA	252,443	5,537
Yara International ASA	59,556	3,107

		27,068

Portugal - 0.2%
Banco Comercial Portugues S.A., Class R*	12,557,762	1,090
Banco Espirito Santo S.A. (Registered)*	882,815	10
EDP - Energias de Portugal S.A.	779,900	2,959
Galp Energia SGPS S.A.	126,371	1,481
Jeronimo Martins SGPS S.A.	81,496	1,047

		6,587

Singapore - 1.4%
Ascendas Real Estate Investment Trust	673,079	1,228
CapitaLand Commercial Trust	659,000	762
CapitaLand Ltd.	840,550	2,182
CapitaLand Mall Trust	805,600	1,283
City Developments Ltd.	135,700	982
ComfortDelGro Corp. Ltd.	713,000	1,657
DBS Group Holdings Ltd.	578,061	8,870
Genting Singapore PLC	2,062,380	1,369
Global Logistic Properties Ltd.	1,042,939	1,955
Golden Agri-Resources Ltd.	2,334,492	710
Hutchison Port Holdings Trust	1,887,100	1,188
Jardine Cycle & Carriage Ltd.	34,446	845
Keppel Corp. Ltd.	472,050	2,877
Oversea-Chinese Banking Corp. Ltd.	1,002,292	7,568
Sembcorp Industries Ltd.	327,244	945
Sembcorp Marine Ltd.	259,700	547
Singapore Airlines Ltd.	193,734	1,545
Singapore Exchange Ltd.	274,600	1,591
Singapore Press Holdings Ltd.	538,395	1,630
Singapore Technologies Engineering Ltd.	517,300	1,266
Singapore Telecommunications Ltd.	2,654,625	8,253
StarHub Ltd.	195,500	573
Suntec Real Estate Investment Trust	804,900	1,029
United Overseas Bank Ltd.	430,135	7,360
UOL Group Ltd.	164,997	847
Wilmar International Ltd.	632,300	1,538

		60,600

South Africa - 0.1%
Investec PLC	183,678	1,649
Mondi PLC	121,279	2,609

		4,258

Spain - 3.4%
Abertis Infraestructuras S.A.	165,473	2,711
ACS Actividades de Construccion y Servicios S.A.	61,305	1,978
Aena S.A.(2) *	22,141	2,320
Amadeus IT Holding S.A., Class A	149,400	5,948
Banco Bilbao Vizcaya Argentaria S.A.	2,104,175	20,699
Banco de Sabadell S.A.	1,677,375	4,046
Banco Popular Espanol S.A.	556,383	2,707
Banco Santander S.A.	4,786,209	33,412
Bankia S.A.*	1,566,680	1,993
Bankinter S.A.	225,422	1,671
CaixaBank S.A.	865,003	4,021
Distribuidora Internacional de Alimentacion S.A.	202,800	1,553
Enagas S.A.	70,191	1,913
Endesa S.A.	103,858	1,991
Ferrovial S.A.	150,426	3,270
Gas Natural SDG S.A.	117,542	2,672
Grifols S.A.	45,816	1,851
Iberdrola S.A.	1,807,871	12,212
Inditex S.A.	363,726	11,861
Mapfre S.A.	368,515	1,272
Red Electrica Corp. S.A.	35,713	2,868
Repsol S.A.	342,749	6,034
Telefonica S.A.	1,483,375	21,140
Zardoya Otis S.A.	59,833	651

		150,794

Sweden - 2.9%
Alfa Laval AB	99,463	1,749
Assa Abloy AB, Class B	333,906	6,288
Atlas Copco AB, Class A	221,792	6,198
Atlas Copco AB, Class B	129,947	3,232
Boliden AB	91,200	1,661
Electrolux AB, Class B	81,266	2,543
Elekta AB, Class B	123,648	775
Getinge AB, Class B	67,180	1,616
Hennes & Mauritz AB, Class B	316,043	12,150
Hexagon AB, Class B	86,202	3,121
Husqvarna AB, Class B	143,597	1,081
ICA Gruppen AB	26,133	927

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Sweden - 2.9% continued
Industrivarden AB, Class C	55,302	$1,041
Investment AB Kinnevik, Class B	79,478	2,510
Investor AB, Class B	151,146	5,624
Lundin Petroleum AB*	72,496	1,241
Millicom International Cellular S.A. SDR	22,428	1,652
Nordea Bank AB	1,011,356	12,593
Sandvik AB	351,047	3,876
Securitas AB, Class B	104,906	1,386
Skandinaviska Enskilda Banken AB, Class A	501,271	6,402
Skanska AB, Class B	125,751	2,549
SKF AB, Class B	131,542	2,998
Svenska Cellulosa AB S.C.A., Class B	196,516	4,996
Svenska Handelsbanken AB, Class A	498,416	7,265
Swedbank AB, Class A	303,073	7,059
Swedish Match AB	66,854	1,899
Tele2 AB, Class B	106,890	1,241
Telefonaktiebolaget LM Ericsson, Class B	1,013,940	10,496
TeliaSonera AB	857,968	5,047
Volvo AB, Class B	511,833	6,345

		127,561

Switzerland - 9.6%
ABB Ltd. (Registered)*	732,834	15,356
Actelion Ltd. (Registered)*	34,348	5,037
Adecco S.A. (Registered)*	56,009	4,556
Aryzta A.G.*	23,553	1,162
Aryzta A.G. (Dublin Exchange)*	4,637	229
Baloise Holding A.G. (Registered)	16,893	2,059
Barry Callebaut A.G. (Registered)*	754	858
Chocoladefabriken Lindt & Sprungli A.G. (Participation Certificate)	327	1,728
Chocoladefabriken Lindt & Sprungli A.G. (Registered)	34	2,124
Cie Financiere Richemont S.A. (Registered)	174,014	14,185
Coca-Cola HBC A.G. - CDI*	67,166	1,442
Credit Suisse Group A.G. (Registered)*	508,788	13,980
Dufry A.G. (Registered)*	14,354	1,996
EMS-Chemie Holding A.G. (Registered)	2,823	1,190
Geberit A.G. (Registered)	12,638	4,220
Givaudan S.A. (Registered)*	3,088	5,351
Glencore PLC*	3,704,083	14,870
Holcim Ltd. (Registered)*	76,734	5,673
Julius Baer Group Ltd.*	74,718	4,198
Kuehne + Nagel International A.G. (Registered)	17,904	2,378
Lonza Group A.G. (Registered)*	17,636	2,361
Nestle S.A. (Registered)	1,074,011	77,635
Novartis A.G. (Registered)	766,323	75,692
Pargesa Holding S.A. (Bearer)	10,029	673
Partners Group Holding A.G.	5,310	1,586
Roche Holding A.G. (Genusschein)	234,062	65,714
Schindler Holding A.G. (Participation Certificate)	14,923	2,444
Schindler Holding A.G. (Registered)	6,865	1,120
SGS S.A. (Registered)	1,850	3,379
Sika A.G. (Bearer)	717	2,527
Sonova Holding A.G. (Registered)	18,169	2,459
STMicroelectronics N.V.	213,315	1,746
Sulzer A.G. (Registered)	7,979	819
Swatch Group (The) A.G. (Bearer)	10,162	3,963
Swatch Group (The) A.G. (Registered)	16,381	1,227
Swiss Life Holding A.G. (Registered)*	10,692	2,452
Swiss Prime Site A.G. (Registered)*	21,775	1,652
Swiss Re A.G.	117,283	10,374
Swisscom A.G. (Registered)	8,665	4,853
Syngenta A.G. (Registered)	30,969	12,690
Transocean Ltd.	117,056	1,899
UBS Group A.G. (Registered)	1,216,981	25,804
Wolseley PLC	87,048	5,551
Zurich Insurance Group A.G.*	49,870	15,201

		426,413

United Kingdom - 19.8%
3i Group PLC	325,952	2,643
Aberdeen Asset Management PLC	314,419	1,994
Admiral Group PLC	68,373	1,489
Aggreko PLC	83,393	1,884
Amec Foster Wheeler PLC	129,082	1,657
Anglo American PLC	465,052	6,720
Antofagasta PLC	131,839	1,427
ARM Holdings PLC	471,544	7,717
Ashtead Group PLC	165,138	2,856
Associated British Foods PLC	119,486	5,398
AstraZeneca PLC	420,760	26,754
Aviva PLC	1,332,427	10,328
Babcock International Group PLC	86,095	1,460
BAE Systems PLC	1,051,203	7,460
Barclays PLC	5,496,801	22,479
Barratt Developments PLC	326,044	3,147
BG Group PLC	1,137,261	18,925

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
United Kingdom - 19.8% continued
BP PLC	6,072,095	$40,070
British American Tobacco PLC	620,727	33,360
British Land (The) Co. PLC	324,450	4,050
BT Group PLC	2,787,179	19,739
Bunzl PLC	113,039	3,090
Burberry Group PLC	148,685	3,675
Capita PLC	221,795	4,320
Centrica PLC	1,684,881	6,995
Cobham PLC	386,258	1,595
Compass Group PLC	555,691	9,205
Croda International PLC	44,519	1,924
Diageo PLC	837,576	24,278
Direct Line Insurance Group PLC	450,826	2,380
Dixons Carphone PLC	332,633	2,368
easyJet PLC	51,779	1,257
Experian PLC	330,558	6,015
Fiat Chrysler Automobiles N.V.*	39,303	575
Fiat Chrysler Automobiles N.V. (New York Exchange)*	262,441	3,813
Fresnillo PLC	74,277	811
G4S PLC	522,726	2,204
GKN PLC	547,131	2,873
GlaxoSmithKline PLC	1,620,286	33,728
Hammerson PLC	268,067	2,596
Hargreaves Lansdown PLC	85,194	1,542
HSBC Holdings PLC	6,401,989	57,315
ICAP PLC	177,994	1,480
IMI PLC	92,703	1,638
Imperial Tobacco Group PLC	318,798	15,391
Inmarsat PLC	152,596	2,192
InterContinental Hotels Group PLC	77,675	3,134
International Consolidated Airlines Group S.A.*	278,086	2,171
Intertek Group PLC	53,764	2,068
Intu Properties PLC	300,963	1,454
ITV PLC	1,276,436	5,274
J Sainsbury PLC	435,638	1,815
Johnson Matthey PLC	69,209	3,304
Kingfisher PLC	772,559	4,209
Land Securities Group PLC	263,250	4,977
Legal & General Group PLC	1,975,297	7,718
Lloyds Banking Group PLC	19,016,561	25,528
London Stock Exchange Group PLC	105,016	3,918
Marks & Spencer Group PLC	554,345	4,675
Meggitt PLC	259,402	1,903
Melrose Industries PLC	335,430	1,304
Merlin Entertainments PLC	236,791	1,588
National Grid PLC	1,242,370	15,976
Next PLC	48,399	5,671
Old Mutual PLC	1,654,881	5,234
Pearson PLC	273,456	5,182
Persimmon PLC*	103,253	3,209
Petrofac Ltd.	87,807	1,278
Prudential PLC	854,879	20,629
Randgold Resources Ltd.	30,352	2,036
Reckitt Benckiser Group PLC	214,986	18,564
Reed Elsevier N.V.	222,323	5,289
Reed Elsevier PLC	214,853	3,503
Reed Elsevier PLC (London Exchange)	161,743	2,633
Rexam PLC	237,792	2,064
Rio Tinto Ltd.	145,301	5,992
Rio Tinto PLC	423,646	17,424
Rolls-Royce Holdings PLC*	619,171	8,475
Royal Bank of Scotland Group PLC*	853,569	4,716
Royal Dutch Shell PLC, Class A	275	8
Royal Dutch Shell PLC, Class A (London Exchange)	1,296,484	36,450
Royal Dutch Shell PLC, Class B	812,336	23,102
Royal Mail PLC	262,536	2,121
RSA Insurance Group PLC	330,407	2,060
SABMiller PLC	322,656	16,728
Sage Group (The) PLC	354,155	2,851
Schroders PLC	41,015	2,045
Segro PLC	248,109	1,580
Severn Trent PLC	79,540	2,599
Shire PLC	196,631	15,806
Sky PLC	344,067	5,612
Smith & Nephew PLC	299,510	5,061
Smiths Group PLC	128,032	2,269
Sports Direct International PLC*	86,571	976
SSE PLC	328,719	7,945
Standard Chartered PLC	823,693	13,176
Standard Life PLC	658,221	4,587
Subsea 7 S.A.*	92,665	906
Tate & Lyle PLC	155,395	1,268
Taylor Wimpey PLC	1,069,179	3,118
Tesco PLC	2,706,063	9,032
Travis Perkins PLC	82,444	2,731
Tullow Oil PLC	304,742	1,625
Unilever N.V. - CVA	541,849	22,646

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
United Kingdom - 19.8% continued
Unilever PLC	427,111	$18,360
United Utilities Group PLC	230,149	3,225
Vodafone Group PLC	8,828,882	32,195
Weir Group (The) PLC	72,231	1,924
Whitbread PLC	60,719	4,724
William Hill PLC	291,029	1,846
WM Morrison Supermarkets PLC	722,485	2,051
WPP PLC	437,474	9,816

		878,175

United States - 0.1%
Carnival PLC	61,960	3,169

Total Common Stocks(3) (Cost $3,689,047)		4,323,208

PREFERRED STOCKS - 0.6%
Germany - 0.6%
Bayerische Motoren Werke A.G.	18,095	1,531
FUCHS PETROLUB S.E.	23,319	985
Henkel A.G. & Co. KGaA	59,388	6,660
Porsche Automobil Holding S.E.	51,018	4,297
Volkswagen A.G.	54,166	12,556

		26,029

Spain - 0.0%
Grifols S.A., Class B	4,066	127

Total Preferred Stocks(3) (Cost $19,522)		26,156

RIGHTS - 0.0%
Austria - 0.0%
Immoeast A.G.(1) *	63,165	—
Immoeast A.G.(1) *	62,543	—

		—

Spain - 0.0%
Repsol S.A.*	342,749	178
Zardoya Otis S.A.*	59,833	26

		204

Total Rights (Cost $189)		204

INVESTMENT COMPANIES - 0.4%
iShares MSCI EAFE ETF	279,690	17,757
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(4)	1,762,571	1,763

Total Investment Companies (Cost $18,865)		19,520

Total Investments - 98.7% (Cost $3,727,623)		4,369,088

Other Assets less Liabilities - 1.3%		57,059

NET ASSETS - 100.0%		$4,426,147

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2015, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Bank of New York	Hong Kong Dollar	3,877	United States Dollar	500	9/16/15	$— *
Bank of New	York Swiss Franc	704	United States Dollar	754	9/16/15	(1)
Citibank	Euro	263	United States Dollar	300	9/16/15	7
Citibank	Euro	625	United States Dollar	700	9/16/15	2
Citibank	United States Dollar	5,505	British Pound	3,543	9/16/15	58
Citibank	United States Dollar	1,825	Euro	1,621	9/16/15	(16)
Goldman Sachs	Japanese Yen	36,763	United States Dollar	300	9/16/15	(1)
Goldman Sachs	Japanese Yen	86,784	United States Dollar	700	9/16/15	(10)
JPMorgan Chase	British Pound	636	United States Dollar	1,000	9/16/15	2
JPMorgan Chase	Japanese Yen	110,051	United States Dollar	900	9/16/15	— *

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Morgan Stanley	Australian Dollar	521	United States Dollar	400	9/16/15	$—	*
Morgan Stanley	British Pound	440	United States Dollar	700	9/16/15	9
Morgan Stanley	British Pound	64	United States Dollar	100	9/16/15	—	*
Morgan Stanley	United States Dollar	151	Australian Dollar	196	9/16/15	(1)
Morgan Stanley	United States Dollar	1,304	Japanese Yen	160,902	9/16/15	12
Societe Generale	United States Dollar	315	Danish Krone	2,082	9/16/15	(3)

Total						$58

*	Amount rounds to less than one thousand.

At June 30, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Euro Stoxx 50 (Euro)	644	$24,669	Long	9/15	$234
FTSE 100 Index (British Pound)	133	13,571	Long	9/15	(321)
Hang Seng Index (Hong Kong Dollar)	9	1,521	Long	7/15	(60)
SPI 200 Index (Australian Dollar)	49	5,101	Long	9/15	(91)
Topix Index (Japanese Yen)	46	6,128	Long	9/15	(113)
Nikkei 225 (Japanese Yen)	113	9,330	Long	9/15	(173)

Total					$(524)

At June 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.1%
Consumer Staples	10.9
Energy	5.2
Financials	26.1
Health Care	11.2
Income	0.4
Industrials	12.6
Information Technology	4.7
Materials	7.3
Telecommunication Services	4.9
Utilities	3.6

Total	100.0%

At June 30, 2015, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	30.0%
Japanese Yen	22.8
British Pound	20.1
Swiss Franc	9.2
Australian Dollar	6.8
All other currencies less than 5%	11.1

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below.

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2015 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Australia	$2,445	$303,485	$—	$305,930
Hong Kong	7,745	134,963	—	142,708
Ireland	383	15,452	—	15,835
Israel	244	25,906	—	26,150
Netherlands	303	97,740	—	98,043
Portugal	—	6,577	10	6,587
United Kingdom	3,813	874,362	—	878,175
All Other Countries(1)	—	2,849,780	—	2,849,780

Total Common Stocks	14,933	4,308,265	10	4,323,208

Preferred Stocks(1)	—	26,156	—	26,156
Rights(1)	204	—	—	204
Investment Companies	19,520	—	—	19,520

Total Investments	$34,657	$4,334,421	$10	$4,369,088

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$234	$—	$—	$234
Forward Foreign Currency Exchange Contracts	—	90	—	90
Liabilities
Futures Contracts	(758)	—	—	(758)
Forward Foreign Currency Exchange Contracts	—	(32)	—	(32)

Total Other Financial Instruments	$(524)	$58	$—	$(466)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2015, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

Country	Value (000S)	Reason
Common Stocks
		Valuations at last trade with
Spain	$2,320	foreign fair value adjustments.

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/15 (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 6/30/15 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 6/30/15 (000S)
Common Stock
Portugal	$9	$—	$1	$—	$—	$—	$—	$10	$1

The Fund valued the securities included in the balance as of 6/30/15 above using prices provided by the Asset Management PVC.

Federal Tax Information:

At June 30, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$3,855,937

Gross tax appreciation of investments	$746,487
Gross tax depreciation of investments	(233,336)

Net tax appreciation of investments	$513,151

Transactions in affiliated investments for the three months ended June 30, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)		VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$9,785	$141,615	$149,637	$—	*	$1,763

*	Amount rounds to less than one thousand.

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND	JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.6%
Aerospace & Defense - 1.9%
B/E Aerospace, Inc.	106,097	$5,825
Esterline Technologies Corp.*	31,182	2,973
Huntington Ingalls Industries, Inc.	48,590	5,471
KLX, Inc.*	52,660	2,324
Orbital ATK, Inc.	59,317	4,351
Teledyne Technologies, Inc.*	35,345	3,729
Triumph Group, Inc.	50,061	3,303
Woodward, Inc.	57,912	3,185

		31,161

Apparel & Textile Products - 0.9%
Carter’s, Inc.	52,645	5,596
Deckers Outdoor Corp.*	33,997	2,447
Kate Spade & Co.*	127,557	2,748
Skechers U.S.A., Inc., Class A*	40,936	4,494

		15,285

Asset Management - 1.4%
Eaton Vance Corp.	117,962	4,616
Federated Investors, Inc., Class B	95,423	3,196
Janus Capital Group, Inc.	148,124	2,536
SEI Investments Co.	129,844	6,366
Waddell & Reed Financial, Inc., Class A	84,113	3,979
WisdomTree Investments, Inc.	112,379	2,468

		23,161

Automotive - 0.5%
Dana Holding Corp.	163,768	3,370
Gentex Corp.	294,156	4,830

		8,200

Banking - 6.0%
Associated Banc-Corp	150,410	3,049
BancorpSouth, Inc.	85,956	2,214
Bank of Hawaii Corp.	43,735	2,916
Bank of the Ozarks, Inc.	70,362	3,219
Cathay General Bancorp	74,402	2,414
City National Corp.	48,453	4,380
Commerce Bancshares, Inc.	82,971	3,881
Cullen/Frost Bankers, Inc.	54,946	4,318
East West Bancorp, Inc.	144,394	6,472
First Horizon National Corp.	232,773	3,648
First Niagara Financial Group, Inc.	351,637	3,319
FirstMerit Corp.	165,378	3,445
Fulton Financial Corp.	177,677	2,320
Hancock Holding Co.	79,407	2,534
International Bancshares Corp.	57,611	1,548
New York Community Bancorp, Inc.	443,035	8,143
PacWest Bancorp	97,502	4,559
Prosperity Bancshares, Inc.	60,299	3,482
Signature Bank*	50,777	7,433
SVB Financial Group*	51,219	7,374
Synovus Financial Corp.	134,989	4,160
TCF Financial Corp.	167,236	2,778
Trustmark Corp.	67,846	1,695
Umpqua Holdings Corp.	220,595	3,968
Valley National Bancorp	221,493	2,284
Washington Federal, Inc.	97,046	2,266
Webster Financial Corp.	90,587	3,583

		101,402

Biotechnology & Pharmaceuticals - 0.7%
Akorn, Inc.*	79,210	3,458
United Therapeutics Corp.*	46,548	8,097

		11,555

Chemicals - 3.1%
Albemarle Corp.	112,252	6,204
Ashland, Inc.	62,631	7,635
Cabot Corp.	63,723	2,376
Chemours (The) Co.*	180,119	2,882
Cytec Industries, Inc.	71,326	4,317
Minerals Technologies, Inc.	34,694	2,364
NewMarket Corp.	10,634	4,720
Olin Corp.	77,270	2,082
PolyOne Corp.	89,198	3,494
RPM International, Inc.	133,443	6,535
Sensient Technologies Corp.	47,259	3,230
Valspar (The) Corp.	74,825	6,122

		51,961

Commercial Services - 2.0%
CEB, Inc.	33,493	2,916
Deluxe Corp.	49,907	3,094
FTI Consulting, Inc.*	41,664	1,718
HMS Holdings Corp.*	89,042	1,529
ManpowerGroup, Inc.	78,383	7,006
Rollins, Inc.	96,403	2,750
RR Donnelley & Sons Co.	208,049	3,626
Sotheby’s	61,504	2,783
Towers Watson & Co., Class A	69,647	8,762
TravelCenters of America LLC(1) *	80,000	—

		34,184

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.6% continued
Construction Materials - 1.0%
Carlisle Cos., Inc.	65,255	$6,533
Eagle Materials, Inc.	50,307	3,840
Louisiana-Pacific Corp.*	142,710	2,431
MDU Resources Group, Inc.	194,577	3,800

		16,604

Consumer Products - 3.5%
Avon Products, Inc.	435,179	2,724
Boston Beer (The) Co., Inc., Class A*	9,065	2,103
Church & Dwight Co., Inc.	130,755	10,608
Dean Foods Co.	93,670	1,515
Energizer Holdings, Inc.	62,184	8,180
Flowers Foods, Inc.	184,567	3,904
Hain Celestial Group (The), Inc.*	102,530	6,753
Ingredion, Inc.	71,597	5,714
Lancaster Colony Corp.	19,349	1,758
Post Holdings, Inc.*	54,860	2,959
Tootsie Roll Industries, Inc.	20,125	650
TreeHouse Foods, Inc.*	42,806	3,468
WhiteWave Foods (The) Co.*	175,221	8,565

		58,901

Consumer Services - 1.0%
Aaron’s, Inc.	64,888	2,350
Apollo Education Group, Inc.*	97,053	1,250
DeVry Education Group, Inc.	57,647	1,728
Graham Holdings Co., Class B	4,432	4,765
Rent-A-Center, Inc.	52,591	1,491
Service Corp. International	202,043	5,946

		17,530

Containers & Packaging - 1.3%
AptarGroup, Inc.	62,410	3,980
Bemis Co., Inc.	97,615	4,394
Greif, Inc., Class A	33,654	1,206
Packaging Corp. of America	99,000	6,186
Silgan Holdings, Inc.	41,736	2,202
Sonoco Products Co.	100,792	4,320

		22,288

Design, Manufacturing & Distribution - 0.9%
Arrow Electronics, Inc.*	95,682	5,339
Avnet, Inc.	135,859	5,585
Jabil Circuit, Inc.	193,353	4,117

		15,041

Distributors - Consumer Staples - 0.2%
United Natural Foods, Inc.*	50,024	3,185

Distributors - Discretionary - 0.9%
Ingram Micro, Inc., Class A*	156,353	3,914
LKQ Corp.*	304,417	9,207
Tech Data Corp.*	37,578	2,163

		15,284

Electrical Equipment - 2.7%
A.O. Smith Corp.	75,128	5,408
Acuity Brands, Inc.	43,463	7,823
Belden, Inc.	42,516	3,454
Cognex Corp.	86,615	4,166
Hubbell, Inc., Class B	53,647	5,809
Keysight Technologies, Inc.*	169,359	5,282
Lennox International, Inc.	41,159	4,432
National Instruments Corp.	101,302	2,984
Trimble Navigation Ltd.*	259,414	6,086

		45,444

Engineering & Construction Services - 0.5%
AECOM*	152,008	5,029
Granite Construction, Inc.	36,053	1,280
KBR, Inc.	143,990	2,805

		9,114

Forest & Paper Products - 0.2%
Domtar Corp.	63,988	2,649

Gaming, Lodging & Restaurants - 1.7%
Brinker International, Inc.	62,057	3,577
Buffalo Wild Wings, Inc.*	18,996	2,976
Cheesecake Factory (The), Inc.	46,096	2,514
Domino’s Pizza, Inc.	55,508	6,295
Dunkin’ Brands Group, Inc.	97,248	5,349
Panera Bread Co., Class A*	25,483	4,454
Wendy’s (The) Co.	273,632	3,086

		28,251

Hardware - 2.6%
3D Systems Corp.*	104,581	2,042
ARRIS Group, Inc.*	132,196	4,045
Ciena Corp.*	117,225	2,776
Diebold, Inc.	64,945	2,273
FEI Co.	41,826	3,469
InterDigital, Inc.	36,863	2,097
JDS Uniphase Corp.*	232,836	2,696
Knowles Corp.*	85,650	1,550

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.6% continued
Hardware - 2.6% continued
Lexmark International, Inc., Class A	61,294	$2,709
NCR Corp.*	169,550	5,104
Plantronics, Inc.	39,213	2,208
Polycom, Inc.*	133,687	1,530
Rovi Corp.*	91,118	1,453
VeriFone Systems, Inc.*	113,880	3,867
Zebra Technologies Corp., Class A*	51,697	5,741

		43,560

Health Care Facilities & Services - 3.5%
Centene Corp.*	118,978	9,566
Charles River Laboratories International, Inc.*	47,420	3,335
Community Health Systems, Inc.*	117,952	7,427
Health Net, Inc.*	77,023	4,939
LifePoint Health, Inc.*	44,256	3,848
MEDNAX, Inc.*	94,319	6,990
Molina Healthcare, Inc.*	40,040	2,815
Omnicare, Inc.	96,982	9,140
Owens & Minor, Inc.	63,257	2,151
VCA, Inc.*	82,177	4,471
WellCare Health Plans, Inc.*	44,029	3,735

		58,417

Home & Office Products - 2.1%
Fortune Brands Home & Security, Inc.	158,874	7,280
Herman Miller, Inc.	59,781	1,730
HNI Corp.	44,290	2,265
KB Home	90,361	1,500
MDC Holdings, Inc.	38,751	1,161
NVR, Inc.*	3,854	5,164
Scotts Miracle-Gro (The) Co., Class A	44,518	2,636
Tempur Sealy International, Inc.*	61,016	4,021
Toll Brothers, Inc.*	160,080	6,114
Tupperware Brands Corp.	49,820	3,215

		35,086

Industrial Services - 0.4%
MSC Industrial Direct Co., Inc., Class A	50,731	3,540
Watsco, Inc.	27,389	3,389

		6,929

Institutional Financial Services - 1.0%
CBOE Holdings, Inc.	83,623	4,785
Raymond James Financial, Inc.	127,604	7,602
Stifel Financial Corp.*	67,590	3,903

		16,290

Insurance - 4.7%
Alleghany Corp.*	16,034	7,516
American Financial Group, Inc.	73,374	4,772
Arthur J Gallagher & Co.	167,176	7,907
Aspen Insurance Holdings Ltd.	62,292	2,984
Brown & Brown, Inc.	117,108	3,848
CNO Financial Group, Inc.	199,390	3,659
Everest Re Group Ltd.	44,746	8,144
Hanover Insurance Group (The), Inc.	44,353	3,283
HCC Insurance Holdings, Inc.	96,258	7,397
Kemper Corp.	50,273	1,938
Mercury General Corp.	36,496	2,031
Old Republic International Corp.	240,954	3,766
Primerica, Inc.	52,282	2,389
Reinsurance Group of America, Inc.	66,775	6,335
RenaissanceRe Holdings Ltd.	45,790	4,648
StanCorp Financial Group, Inc.	42,134	3,186
WR Berkley Corp.	100,206	5,204

		79,007

Iron & Steel - 1.1%
Carpenter Technology Corp.	51,619	1,997
Commercial Metals Co.	116,605	1,875
Reliance Steel & Aluminum Co.	75,137	4,544
Steel Dynamics, Inc.	241,805	5,009
TimkenSteel Corp.	37,198	1,004
United States Steel Corp.	145,763	3,006
Worthington Industries, Inc.	49,607	1,491

		18,926

Leisure Products - 1.7%
Brunswick Corp.	92,964	4,728
Jarden Corp.*	179,203	9,274
Polaris Industries, Inc.	61,098	9,049
Thor Industries, Inc.	46,023	2,590
Vista Outdoor, Inc.*	63,903	2,869

		28,510

Machinery - 2.8%
AGCO Corp.	80,571	4,575
Crane Co.	49,077	2,882
Graco, Inc.	59,002	4,191
IDEX Corp.	78,282	6,151
ITT Corp.	90,465	3,785
Kennametal, Inc.	79,179	2,702
Lincoln Electric Holdings, Inc.	76,452	4,655
MSA Safety, Inc.	31,277	1,517

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.6% continued
Machinery - 2.8% continued
Nordson Corp.	57,025	$4,442
Oshkosh Corp.	78,215	3,315
Regal Beloit Corp.	44,752	3,249
SPX Corp.	41,017	2,969
Terex Corp.	105,381	2,450

		46,883

Manufactured Goods - 0.3%
Timken (The) Co.	73,896	2,702
Valmont Industries, Inc.	23,883	2,839

		5,541

Media - 0.9%
AMC Networks, Inc., Class A*	59,061	4,834
DreamWorks Animation SKG, Inc., Class A*	72,885	1,923
John Wiley & Sons, Inc., Class A	46,440	2,525
Meredith Corp.	36,632	1,910
New York Times (The) Co., Class A	132,312	1,806
Time, Inc.	109,740	2,525

		15,523

Medical Equipment & Devices - 4.5%
Align Technology, Inc.*	72,745	4,562
Bio-Rad Laboratories, Inc., Class A*	20,681	3,115
Bio-Techne Corp.	37,164	3,660
Cooper (The) Cos., Inc.	48,593	8,648
Halyard Health, Inc.*	46,630	1,888
Hill-Rom Holdings, Inc.	56,632	3,077
Hologic, Inc.*	244,467	9,304
IDEXX Laboratories, Inc.*	93,887	6,022
Mettler-Toledo International, Inc.*	28,104	9,596
ResMed, Inc.	141,131	7,956
Sirona Dental Systems, Inc.*	55,656	5,589
STERIS Corp.	59,592	3,840
Teleflex, Inc.	41,477	5,618
Thoratec Corp.*	54,145	2,413

		75,288

Metals & Mining - 0.4%
Compass Minerals International, Inc.	33,634	2,763
Royal Gold, Inc.	65,295	4,021

		6,784

Oil, Gas & Coal - 4.6%
Atwood Oceanics, Inc.	59,669	1,578
California Resources Corp.	309,049	1,867
Denbury Resources, Inc.	357,341	2,273
Dresser-Rand Group, Inc.*	76,786	6,541
Dril-Quip, Inc.*	38,738	2,915
Energen Corp.	78,892	5,388
Gulfport Energy Corp.*	106,762	4,297
Helix Energy Solutions Group, Inc.*	99,261	1,254
HollyFrontier Corp.	196,317	8,381
Murphy USA, Inc.*	43,007	2,401
Nabors Industries Ltd.	291,621	4,208
NOW, Inc.*	107,326	2,137
Oceaneering International, Inc.	99,184	4,621
Oil States International, Inc.*	51,550	1,919
Patterson-UTI Energy, Inc.	147,869	2,782
QEP Resources, Inc.	161,713	2,993
Rosetta Resources, Inc.*	75,759	1,753
Rowan Cos. PLC, Class A	124,884	2,636
SM Energy Co.	67,494	3,113
Superior Energy Services, Inc.	151,139	3,180
Tidewater, Inc.	46,420	1,055
Unit Corp.*	46,850	1,271
Western Refining, Inc.	70,691	3,083
World Fuel Services Corp.	72,209	3,462
WPX Energy, Inc.*	204,343	2,509

		77,617

Passenger Transportation - 0.8%
Alaska Air Group, Inc.	130,592	8,414
JetBlue Airways Corp.*	261,503	5,429

		13,843

Real Estate - 0.6%
Alexander & Baldwin, Inc.	45,612	1,797
Jones Lang LaSalle, Inc.	44,890	7,676

		9,473

Real Estate Investment Trusts - 8.7%
Alexandria Real Estate Equities, Inc.	72,144	6,310
American Campus Communities, Inc.	112,257	4,231
BioMed Realty Trust, Inc.	203,591	3,937
Camden Property Trust	86,805	6,448
Communications Sales & Leasing, Inc.	119,713	2,959
Corporate Office Properties Trust	94,140	2,216
Corrections Corp. of America	116,842	3,865
Douglas Emmett, Inc.	137,113	3,694
Duke Realty Corp.	345,106	6,409
Equity One, Inc.	79,954	1,866

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.6% continued
Real Estate Investment Trusts - 8.7% continued
Extra Space Storage, Inc.	111,302	$7,259
Federal Realty Investment Trust	68,771	8,809
Highwoods Properties, Inc.	93,861	3,750
Home Properties, Inc.	58,151	4,248
Hospitality Properties Trust	150,014	4,323
Kilroy Realty Corp.	88,096	5,916
Lamar Advertising Co., Class A	80,980	4,655
LaSalle Hotel Properties	112,964	4,006
Liberty Property Trust	148,979	4,800
Mack-Cali Realty Corp.	84,258	1,553
Mid-America Apartment Communities, Inc.	75,339	5,485
National Retail Properties, Inc.	134,092	4,695
Omega Healthcare Investors, Inc.	161,050	5,529
Potlatch Corp.	40,908	1,445
Rayonier, Inc.	126,739	3,238
Rayonier, Inc. - (Fractional Shares)	50,000	—
Regency Centers Corp.	94,610	5,580
Senior Housing Properties Trust	235,165	4,127
Tanger Factory Outlet Centers, Inc.	95,938	3,041
Taubman Centers, Inc.	62,551	4,347
UDR, Inc.	259,802	8,322
Urban Edge Properties	92,418	1,921
Weingarten Realty Investors	113,962	3,725
WP GLIMCHER, Inc.	185,213	2,506

		145,215

Recreational Facilities & Services - 0.6%
Cinemark Holdings, Inc.	104,868	4,213
International Speedway Corp., Class A	27,746	1,017
Live Nation Entertainment, Inc.*	145,917	4,011

		9,241

Renewable Energy - 0.5%
SunEdison, Inc.*	291,645	8,723

Retail - Consumer Staples - 0.6%
Big Lots, Inc.	53,513	2,408
Casey’s General Stores, Inc.	38,873	3,722
CST Brands, Inc.	77,250	3,017
SUPERVALU, Inc.*	206,914	1,674

		10,821

Retail - Discretionary - 4.3%
Abercrombie & Fitch Co., Class A	69,271	1,490
Advance Auto Parts, Inc.	73,242	11,667
American Eagle Outfitters, Inc.	175,731	3,026
ANN, Inc.*	45,965	2,220
Ascena Retail Group, Inc.*	132,400	2,205
Cabela’s, Inc.*	47,776	2,388
Chico’s FAS, Inc.	143,541	2,387
Copart, Inc.*	113,911	4,041
Dick’s Sporting Goods, Inc.	97,757	5,061
Foot Locker, Inc.	140,801	9,435
Guess?, Inc.	63,654	1,220
HSN, Inc.	32,663	2,292
J.C. Penney Co., Inc.*	305,211	2,585
Office Depot, Inc.*	491,341	4,255
Signet Jewelers Ltd.	80,323	10,301
Williams-Sonoma, Inc.	85,447	7,030

		71,603

Semiconductors - 1.8%
Advanced Micro Devices, Inc.*	633,645	1,521
Atmel Corp.	416,403	4,104
Cree, Inc.*	110,862	2,886
Cypress Semiconductor Corp.*	331,171	3,895
Fairchild Semiconductor International, Inc.*	117,096	2,035
Integrated Device Technology, Inc.*	148,415	3,221
Intersil Corp., Class A	131,270	1,642
IPG Photonics Corp.*	35,673	3,038
Silicon Laboratories, Inc.*	39,048	2,109
Teradyne, Inc.	216,612	4,178
Vishay Intertechnology, Inc.	136,410	1,593

		30,222

Software - 5.4%
ACI Worldwide, Inc.*	116,131	2,853
Acxiom Corp.*	77,937	1,370
Advent Software, Inc.	45,186	1,998
Allscripts Healthcare Solutions, Inc.*	170,427	2,331
ANSYS, Inc.*	90,111	8,222
Cadence Design Systems, Inc.*	292,607	5,753
CDK Global, Inc.	160,600	8,669
CommVault Systems, Inc.*	41,982	1,780
Fortinet, Inc.*	142,600	5,894
Informatica Corp.*	105,827	5,129
Jack Henry & Associates, Inc.	81,862	5,296
Manhattan Associates, Inc.*	73,879	4,407
Mentor Graphics Corp.	98,134	2,594
NeuStar, Inc., Class A*	55,358	1,617
PTC, Inc.*	115,033	4,719
Rackspace Hosting, Inc.*	118,525	4,408

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.6% continued
Software - 5.4% continued
SolarWinds, Inc.*	66,399	$3,063
Solera Holdings, Inc.	67,204	2,995
Synopsys, Inc.*	154,310	7,816
Tyler Technologies, Inc.*	33,597	4,347
Ultimate Software Group (The), Inc.*	28,630	4,705

		89,966

Specialty Finance - 1.5%
CoreLogic, Inc.*	89,893	3,568
First American Financial Corp.	107,881	4,014
GATX Corp.	44,422	2,361
Global Payments, Inc.	66,869	6,918
SLM Corp.*	423,907	4,184
WEX, Inc.*	38,791	4,421

		25,466

Technology Services - 2.6%
Broadridge Financial Solutions, Inc.	120,487	6,026
Convergys Corp.	99,143	2,527
DST Systems, Inc.	28,611	3,604
FactSet Research Systems, Inc.	38,788	6,304
Fair Isaac Corp.	31,493	2,859
Gartner, Inc.*	83,121	7,130
Leidos Holdings, Inc.	62,289	2,515
MAXIMUS, Inc.	65,939	4,334
MSCI, Inc.	112,478	6,923
Science Applications International Corp.	39,360	2,080

		44,302

Telecom - 0.2%
Telephone & Data Systems, Inc.	98,323	2,891

Transportation & Logistics - 1.2%
Con-way, Inc.	57,745	2,215
Genesee & Wyoming, Inc., Class A*	51,283	3,907
Kirby Corp.*	55,802	4,278
Landstar System, Inc.	44,845	2,999
Old Dominion Freight Line, Inc.*	68,022	4,666
Werner Enterprises, Inc.	44,369	1,165

		19,230

Transportation Equipment - 0.8%
Trinity Industries, Inc.	155,004	4,097
Wabtec Corp.	96,409	9,085

		13,182

Utilities - 4.0%
Alliant Energy Corp.	113,605	6,557
Aqua America, Inc.	176,906	4,333
Atmos Energy Corp.	100,955	5,177
Black Hills Corp.	44,833	1,957
Cleco Corp.	60,594	3,263
Great Plains Energy, Inc.	154,223	3,726
Hawaiian Electric Industries, Inc.	107,766	3,204
IDACORP, Inc.	50,254	2,821
National Fuel Gas Co.	84,293	4,964
OGE Energy Corp.	199,727	5,706
ONE Gas, Inc.	52,365	2,229
PNM Resources, Inc.	79,761	1,962
Questar Corp.	175,622	3,672
Talen Energy Corp.*	83,507	1,433
UGI Corp.	172,945	5,958
Vectren Corp.	83,265	3,204
Westar Energy, Inc.	132,240	4,525
WGL Holdings, Inc.	49,818	2,705

		67,396

Waste & Environment Services & Equipment - 1.0%
CLARCOR, Inc.	50,212	3,125
Clean Harbors, Inc.*	53,654	2,884
Donaldson Co., Inc.	126,426	4,526
Waste Connections, Inc.	124,088	5,847

		16,382

Total Common Stocks (Cost $1,213,551)		1,603,517

INVESTMENT COMPANIES - 3.7%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(2)	61,739,717	61,740

Total Investment Companies (Cost $61,740)		61,740

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.04%, 10/8/15(3) (4)	$4,115	$4,115

Total Short-Term Investments (Cost $4,115)		4,115

Total Investments - 99.5% (Cost $1,279,406)		1,669,372

Other Assets less Liabilities - 0.5%		7,890

NET ASSETS - 100.0%		$1,677,262

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
(4)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-Mini S&P MidCap 400	502	$75,205	Long	9/15	$(1,046)

At June 30, 2015, the industry sectors for the Fund were :

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	14.4%
Consumer Staples	4.2
Energy	4.5
Financials	24.3
Health Care	9.3
Industrials	15.1
Information Technology	16.6
Materials	7.0
Telecommunication Services	0.2
Utilities	4.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$1,603,517	$—	$—	$1,603,517
Investment Companies	61,740	—	—	61,740
Short-Term Investments	—	4,115	—	4,115

Total Investments	$1,665,257	$4,115	$—	$1,669,372

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(1,046)	$—	$—	$(1,046)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At June 30, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,295,071

Gross tax appreciation of investments	$421,437
Gross tax depreciation of investments	(47,136)

Net tax appreciation of investments	$374,301

Transactions in affiliated investments for the three months ended June 30, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$66,300	$96,752	$101,312	$1	$61,740

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND	JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%
Aerospace & Defense - 1.4%
AAR Corp.	19,459	$620
Aerojet Rocketdyne Holdings, Inc.*	34,148	704
Aerovironment, Inc.*	10,783	281
Astronics Corp.*	10,385	736
Ducommun, Inc.*	6,258	161
Esterline Technologies Corp.*	17,084	1,629
HEICO Corp.	10,560	616
HEICO Corp., Class A	21,912	1,113
KLX, Inc.*	28,947	1,277
Moog, Inc., Class A*	21,257	1,502
National Presto Industries, Inc.	2,667	214
Smith & Wesson Holding Corp.*	29,517	490
Sturm Ruger & Co., Inc.	10,257	589
TASER International, Inc.*	29,344	977
Teledyne Technologies, Inc.*	19,440	2,051
Woodward, Inc.	35,873	1,973

		14,933

Apparel & Textile Products - 1.1%
Albany International Corp., Class A	15,415	614
Cherokee, Inc.	4,674	132
Columbia Sportswear Co.	15,611	944
Crocs, Inc.*	42,232	621
Culp, Inc.	5,915	183
Deckers Outdoor Corp.*	18,983	1,366
G-III Apparel Group Ltd.*	21,796	1,533
Iconix Brand Group, Inc.*	26,184	654
Movado Group, Inc.	8,781	238
Oxford Industries, Inc.	8,038	703
Perry Ellis International, Inc.*	7,080	168
Quiksilver, Inc.*	79,734	53
Sequential Brands Group, Inc.*	13,805	211
Steven Madden Ltd.*	30,897	1,322
Superior Uniform Group, Inc.	4,036	67
Tumi Holdings, Inc.*	30,776	632
Unifi, Inc.*	8,335	279
Vince Holding Corp.*	8,426	101
Weyco Group, Inc.	3,891	116
Wolverine World Wide, Inc.	56,684	1,614

		11,551

Asset Management - 0.7%
6D Global Technologies, Inc.*	10,791	71
Acacia Research Corp.	28,132	247
Altisource Asset Management Corp.*	494	71
Ashford, Inc.*	694	61
Calamos Asset Management, Inc., Class A	9,919	122
Cohen & Steers, Inc.	11,077	377
Diamond Hill Investment Group, Inc.	1,639	327
Fifth Street Asset Management, Inc.	3,402	35
Financial Engines, Inc.	28,468	1,209
GAMCO Investors, Inc., Class A	3,326	229
Janus Capital Group, Inc.	80,636	1,380
Ladenburg Thalmann Financial Services, Inc.*	57,686	202
Medley Management, Inc., Class A	3,439	41
OM Asset Management PLC	13,985	249
Oppenheimer Holdings, Inc., Class A	5,959	157
Pzena Investment Management, Inc., Class A	6,433	71
Real Industry, Inc.*	13,417	152
Safeguard Scientifics, Inc.*	11,888	231
Virtus Investment Partners, Inc.	3,755	497
Westwood Holdings Group, Inc.	4,205	250
WisdomTree Investments, Inc.	62,646	1,376
ZAIS Group Holdings, Inc.*	2,199	24

		7,379

Automotive - 1.2%
Actuant Corp., Class A	32,641	754
American Axle & Manufacturing Holdings, Inc.*	41,672	871
Blue Bird Corp.*	2,712	35
Cooper Tire & Rubber Co.	31,611	1,069
Cooper-Standard Holding, Inc.*	7,431	457
Dana Holding Corp.	89,679	1,846
Dorman Products, Inc.*	14,691	700
Federal-Mogul Holdings Corp.*	16,601	188
Gentherm, Inc.*	19,628	1,078
Metaldyne Performance Group, Inc.	6,418	117
Methode Electronics, Inc.	21,010	577
Miller Industries, Inc.	6,287	125
Modine Manufacturing Co.*	26,880	288
Motorcar Parts of America, Inc.*	10,100	304
Remy International, Inc.	15,646	346
Standard Motor Products, Inc.	10,757	378
Strattec Security Corp.	2,034	140
Superior Industries International, Inc.	12,284	225
Tenneco, Inc.*	33,758	1,939
Tower International, Inc.*	11,624	303

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Automotive - 1.2% continued
TriMas Corp.*	24,828	$735

		12,475

Banking - 9.4%
1st Source Corp.	7,898	269
Access National Corp.	3,902	76
American National Bankshares, Inc.	4,303	102
Ameris Bancorp	17,355	439
Ames National Corp.	5,455	137
Anchor BanCorp Wisconsin, Inc.*	4,376	166
Arrow Financial Corp.	6,029	163
Astoria Financial Corp.	49,173	678
Banc of California, Inc.	20,484	282
BancFirst Corp.	4,092	268
Banco Latinoamericano de Comercio Exterior S.A.	16,246	523
Bancorp (The), Inc.*	19,273	179
BancorpSouth, Inc.	52,966	1,364
Bank Mutual Corp.	26,967	207
Bank of Marin Bancorp	3,435	175
Bank of the Ozarks, Inc.	42,861	1,961
BankFinancial Corp.	10,266	121
Banner Corp.	11,559	554
Bar Harbor Bankshares	3,202	113
BBCN Bancorp, Inc.	43,427	642
Bear State Financial, Inc.*	7,115	66
Beneficial Bancorp, Inc.*	45,530	569
Berkshire Hills Bancorp, Inc.	16,383	467
Blue Hills Bancorp, Inc.*	14,720	206
BNC Bancorp	13,156	254
BofI Holding, Inc.*	8,346	882
Boston Private Financial Holdings, Inc.	45,769	614
Bridge Bancorp, Inc.	6,730	180
Bridge Capital Holdings*	5,769	172
Brookline Bancorp, Inc.	38,190	431
Bryn Mawr Bank Corp.	9,866	298
BSB Bancorp, Inc.*	4,243	94
C1 Financial, Inc.*	2,995	58
Camden National Corp.	4,333	168
Capital Bank Financial Corp., Class A*	12,096	352
Capital City Bank Group, Inc.	5,887	90
Capitol Federal Financial, Inc.	77,411	932
Cardinal Financial Corp.	17,192	375
Cascade Bancorp*	18,358	95
Cathay General Bancorp	43,935	1,426
CenterState Banks, Inc.	24,496	331
Central Pacific Financial Corp.	12,605	299
Century Bancorp, Inc., Class A	1,829	74
Charter Financial Corp.	9,937	123
Chemical Financial Corp.	18,509	612
Citizens & Northern Corp.	6,145	126
City Holding Co.	8,206	404
Clifton Bancorp, Inc.	14,548	204
CNB Financial Corp.	8,496	156
CoBiz Financial, Inc.	20,631	270
Columbia Banking System, Inc.	31,609	1,029
Community Bank System, Inc.	22,186	838
Community Trust Bancorp, Inc.	8,262	288
CommunityOne Bancorp*	6,396	69
ConnectOne Bancorp, Inc.	16,201	349
CU Bancorp*	9,057	201
Customers Bancorp, Inc.*	14,613	393
CVB Financial Corp.	58,106	1,023
Dime Community Bancshares, Inc.	16,581	281
Eagle Bancorp, Inc.*	16,612	730
Enterprise Bancorp, Inc.	4,067	95
Enterprise Financial Services Corp.	11,379	259
EverBank Financial Corp.	53,069	1,043
Farmers Capital Bank Corp.*	4,050	115
FCB Financial Holdings, Inc., Class A*	15,330	487
Fidelity Southern Corp.	9,136	159
Financial Institutions, Inc.	8,034	200
First BanCorp*	63,600	307
First Bancorp	11,446	191
First Bancorp, Inc.	5,359	104
First Busey Corp.	38,166	251
First Business Financial Services, Inc.	2,168	102
First Citizens BancShares, Inc., Class A	4,224	1,111
First Commonwealth Financial Corp.	48,287	463
First Community Bancshares, Inc.	9,090	166
First Connecticut Bancorp, Inc.	8,927	142
First Defiance Financial Corp.	5,332	200
First Financial Bancorp	34,324	616
First Financial Bankshares, Inc.	35,137	1,217
First Financial Corp.	5,826	208
First Interstate BancSystem, Inc., Class A	11,131	309
First Merchants Corp.	20,523	507
First Midwest Bancorp, Inc.	42,875	813
First NBC Bank Holding Co.*	8,542	307

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Banking - 9.4% continued
First of Long Island (The) Corp.	7,022	$195
FirstMerit Corp.	91,031	1,896
Flushing Financial Corp.	15,604	328
FNB Corp.	95,851	1,373
Fox Chase Bancorp, Inc.	6,598	112
Franklin Financial Network, Inc.*	2,937	67
Fulton Financial Corp.	97,016	1,267
German American Bancorp, Inc.	7,609	224
Glacier Bancorp, Inc.	41,454	1,220
Great Southern Bancorp, Inc.	5,956	251
Great Western Bancorp, Inc.	22,662	546
Green Bancorp, Inc.*	5,494	84
Guaranty Bancorp	8,644	143
Hampton Roads Bankshares, Inc.*	18,964	39
Hancock Holding Co.	42,722	1,363
Hanmi Financial Corp.	17,169	426
Heartland Financial USA, Inc.	9,681	360
Heritage Commerce Corp.	11,521	111
Heritage Financial Corp.	16,140	288
Heritage Financial Group, Inc.	4,875	147
Heritage Oaks Bancorp	12,271	97
Hilltop Holdings, Inc.*	41,755	1,006
Hingham Institution for Savings	707	81
Home BancShares, Inc.	31,473	1,151
HomeTrust Bancshares, Inc.*	10,646	178
Horizon Bancorp	5,074	127
Hudson Valley Holding Corp.	8,503	240
IBERIABANK Corp.	20,967	1,431
Independent Bank Corp.	13,336	181
Independent Bank Corp. (NASDAQ Exchange)	14,548	682
Independent Bank Group, Inc.	5,276	226
International Bancshares Corp.	29,566	794
Investors Bancorp, Inc.	192,100	2,363
Kearny Financial Corp.*	51,439	574
Lakeland Bancorp, Inc.	19,930	237
Lakeland Financial Corp.	8,873	385
LegacyTexas Financial Group, Inc.	26,069	787
MainSource Financial Group, Inc.	11,652	256
MB Financial, Inc.	41,224	1,420
Mercantile Bank Corp.	9,728	208
Merchants Bancshares, Inc.	2,836	94
Meridian Bancorp, Inc.*	30,082	403
Metro Bancorp, Inc.	6,291	164
MidWestOne Financial Group, Inc.	4,504	148
National Bank Holdings Corp., Class A	20,846	434
National Bankshares, Inc.	3,833	112
National Commerce Corp.*	3,250	84
National Penn Bancshares, Inc.	76,600	864
NBT Bancorp, Inc.	23,728	621
NewBridge Bancorp	19,623	175
Northfield Bancorp, Inc.	25,170	379
Northwest Bancshares, Inc.	51,920	666
OceanFirst Financial Corp.	7,389	138
OFG Bancorp	24,199	258
Old National Bancorp	63,969	925
Old Second Bancorp, Inc.*	15,639	103
Opus Bank	5,663	205
Oritani Financial Corp.	23,919	384
Pacific Continental Corp.	11,080	150
Pacific Premier Bancorp, Inc.*	11,629	197
Palmetto Bancshares, Inc.	2,505	50
Park National Corp.	7,249	633
Park Sterling Corp.	26,023	187
Peapack Gladstone Financial Corp.	8,498	189
Penns Woods Bancorp, Inc.	2,657	117
Peoples Bancorp, Inc.	9,881	231
Peoples Financial Services Corp.	4,373	173
Pinnacle Financial Partners, Inc.	19,664	1,069
Preferred Bank	6,791	204
PrivateBancorp, Inc.	43,214	1,721
Prosperity Bancshares, Inc.	38,456	2,220
Provident Financial Services, Inc.	35,859	681
QCR Holdings, Inc.	6,281	137
Renasant Corp.	17,093	557
Republic Bancorp, Inc., Class A	5,807	149
S&T Bancorp, Inc.	19,467	576
Sandy Spring Bancorp, Inc.	13,232	370
Seacoast Banking Corp. of Florida*	12,881	204
ServisFirst Bancshares, Inc.	12,195	458
Sierra Bancorp	6,709	116
Simmons First National Corp., Class A	16,361	764
South State Corp.	13,257	1,007
Southside Bancshares, Inc.	14,179	414
Southwest Bancorp, Inc.	10,123	188
Square 1 Financial, Inc. Class A*	9,239	253
State Bank Financial Corp.	19,923	432
Sterling Bancorp	49,790	732
Stock Yards Bancorp, Inc.	8,392	317

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Banking - 9.4% continued
Stonegate Bank	6,262	$186
Suffolk Bancorp	6,766	174
Sun Bancorp, Inc.*	4,698	90
Susquehanna Bancshares, Inc.	100,633	1,421
Talmer Bancorp, Inc. Class A	29,931	501
Territorial Bancorp, Inc.	4,805	117
Texas Capital Bancshares, Inc.*	25,119	1,563
Tompkins Financial Corp.	8,406	452
Towne Bank	24,388	397
TriCo Bancshares	12,861	309
TriState Capital Holdings, Inc.*	12,171	157
Triumph Bancorp, Inc.*	7,993	105
TrustCo Bank Corp. NY	50,631	356
Trustmark Corp.	37,003	924
UMB Financial Corp.	21,457	1,223
Umpqua Holdings Corp.	121,382	2,184
Union Bankshares Corp.	24,668	573
United Bankshares, Inc.	38,177	1,536
United Community Banks, Inc.	27,529	575
United Community Financial Corp.	24,823	133
United Financial Bancorp, Inc.	26,894	362
Univest Corp. of Pennsylvania	10,592	216
Valley National Bancorp	128,344	1,323
Washington Federal, Inc.	52,147	1,218
Washington Trust Bancorp, Inc.	8,375	331
Waterstone Financial, Inc.	16,260	215
Webster Financial Corp.	49,881	1,973
WesBanco, Inc.	20,897	711
West Bancorporation, Inc.	9,296	184
Westamerica Bancorporation	13,973	708
Western Alliance Bancorp*	42,701	1,442
Wilshire Bancorp, Inc.	37,840	478
Wintrust Financial Corp.	25,826	1,379
WSFS Financial Corp.	15,195	416
Yadkin Financial Corp.*	13,509	283

		101,052

Biotechnology & Pharmaceuticals - 8.0%
Abeona Therapeutics, Inc.*	5,625	28
ACADIA Pharmaceuticals, Inc.*	43,752	1,832
Acceleron Pharma, Inc.*	11,878	376
Aceto Corp.	16,328	402
Achillion Pharmaceuticals, Inc.*	64,903	575
Acorda Therapeutics, Inc.*	23,711	790
Adamas Pharmaceuticals, Inc.*	5,685	149
Aduro Biotech, Inc.*	4,568	139
Advaxis, Inc.*	16,634	338
Aegerion Pharmaceuticals, Inc.*	13,714	260
Aerie Pharmaceuticals, Inc.*	11,239	198
Affimed N.V.*	8,364	113
Agenus, Inc.*	41,899	362
Agile Therapeutics, Inc.*	5,635	48
Akebia Therapeutics, Inc.*	13,317	137
Albany Molecular Research, Inc.*	13,475	272
Alder Biopharmaceuticals, Inc.*	11,292	598
Alimera Sciences, Inc.*	14,437	67
AMAG Pharmaceuticals, Inc.*	16,764	1,158
Amicus Therapeutics, Inc.*	52,906	749
Amphastar Pharmaceuticals, Inc.*	17,368	305
Anacor Pharmaceuticals, Inc.*	22,497	1,742
ANI Pharmaceuticals, Inc.*	4,317	268
Anika Therapeutics, Inc.*	8,207	271
Antares Pharma, Inc.*	84,148	175
Anthera Pharmaceuticals, Inc.*	19,634	169
Applied Genetic Technologies Corp.*	4,765	73
Aratana Therapeutics, Inc.*	16,234	245
Ardelyx, Inc.*	6,550	105
Arena Pharmaceuticals, Inc.*	132,201	613
ARIAD Pharmaceuticals, Inc.*	91,135	754
Array BioPharma, Inc.*	76,604	552
Arrowhead Research Corp.*	33,891	242
Assembly Biosciences, Inc.*	7,839	151
Asterias Biotherapeutics, Inc.*	5,682	26
Atara Biotherapeutics, Inc.*	7,950	419
aTyr Pharma, Inc.*	3,297	61
Avalanche Biotechnologies, Inc.*	10,715	174
Bellicum Pharmaceuticals, Inc.*	4,739	101
BioCryst Pharmaceuticals, Inc.*	40,235	601
BioDelivery Sciences International, Inc.*	26,318	209
BioSpecifics Technologies Corp.*	2,687	139
BioTime, Inc.*	30,411	110
Blueprint Medicines Corp.*	5,129	136
Calithera Biosciences, Inc.*	7,314	52
Cambrex Corp.*	17,424	766
Cara Therapeutics, Inc.*	9,042	110
Carbylan Therapeutics, Inc.*	6,495	46
Catalyst Pharmaceuticals, Inc.*	41,210	170
Celldex Therapeutics, Inc.*	54,055	1,363
Cellular Biomedicine Group, Inc.*	5,395	202

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Biotechnology & Pharmaceuticals - 8.0% continued
Cempra, Inc.*	17,644	$606
ChemoCentryx, Inc.*	15,056	124
Chimerix, Inc.*	22,670	1,047
Cidara Therapeutics, Inc.*	2,544	36
Clovis Oncology, Inc.*	13,649	1,199
Coherus Biosciences, Inc.*	12,937	374
Collegium Pharmaceutical, Inc.*	3,607	64
Concert Pharmaceuticals, Inc.*	8,400	125
Corcept Therapeutics, Inc.*	35,199	212
Corium International, Inc.*	4,727	65
CorMedix, Inc.*	17,004	66
CTI BioPharma Corp.*	94,427	184
Curis, Inc.*	60,935	202
Cytokinetics, Inc.*	19,448	131
CytRx Corp.*	32,539	121
Depomed, Inc.*	32,929	707
Dermira, Inc.*	6,977	122
Dicerna Pharmaceuticals, Inc.*	8,257	115
Durect Corp.*	61,579	147
Dyax Corp.*	79,960	2,119
Dynavax Technologies Corp.*	16,611	389
Eagle Pharmaceuticals, Inc.*	4,709	381
Emergent BioSolutions, Inc.*	16,702	550
Enanta Pharmaceuticals, Inc.*	8,770	395
Endocyte, Inc.*	21,896	114
Epizyme, Inc.*	15,921	382
Esperion Therapeutics, Inc.*	7,203	589
Exelixis, Inc.*	104,938	395
Fibrocell Science, Inc.*	13,413	71
FibroGen, Inc.*	26,253	617
Five Prime Therapeutics, Inc.*	11,430	284
Flexion Therapeutics, Inc.*	7,606	167
Foamix Pharmaceuticals Ltd.*	12,366	127
Furiex Pharmaceuticals, Inc.(1) *	3,926	—
Galena Biopharma, Inc.*	83,794	142
Genocea Biosciences, Inc.*	10,152	139
Geron Corp.*	84,109	360
Halozyme Therapeutics, Inc.*	57,707	1,303
Heron Therapeutics, Inc.*	13,360	416
Heska Corp.*	3,097	92
Idera Pharmaceuticals, Inc.*	48,170	179
IGI Laboratories, Inc.*	22,598	142
Ignyta, Inc.*	10,053	152
Immune Design Corp.*	6,191	128
ImmunoGen, Inc.*	46,862	674
Immunomedics, Inc.*	52,804	214
Impax Laboratories, Inc.*	39,317	1,805
Infinity Pharmaceuticals, Inc.*	27,911	306
Inovio Pharmaceuticals, Inc.*	38,231	312
Insmed, Inc.*	33,729	824
Insys Therapeutics, Inc.*	12,910	464
Intersect ENT, Inc.*	7,680	220
Intra-Cellular Therapies, Inc.*	11,899	380
Ironwood Pharmaceuticals, Inc.*	69,992	844
Karyopharm Therapeutics, Inc.*	12,655	344
Keryx Biopharmaceuticals, Inc.*	57,632	575
Kite Pharma, Inc.*	15,827	965
KYTHERA Biopharmaceuticals, Inc.*	14,165	1,067
La Jolla Pharmaceutical Co.*	6,324	155
Lannett Co., Inc.*	14,609	868
Lexicon Pharmaceuticals, Inc.*	22,677	183
Ligand Pharmaceuticals, Inc.*	9,628	971
Lion Biotechnologies, Inc.*	24,680	226
Loxo Oncology, Inc.*	4,247	77
MacroGenics, Inc.*	15,418	585
MannKind Corp.*	135,405	770
Medicines (The) Co.*	36,199	1,036
Merrimack Pharmaceuticals, Inc.*	61,302	758
Mirati Therapeutics, Inc.*	5,657	178
Momenta Pharmaceuticals, Inc.*	33,513	764
Natural Health Trends Corp.	4,315	179
Nature’s Sunshine Products, Inc.	5,978	82
Nektar Therapeutics*	72,252	904
Neurocrine Biosciences, Inc.*	46,890	2,239
Nevro Corp.*	8,321	447
NewLink Genetics Corp.*	11,176	495
Northwest Biotherapeutics, Inc.*	26,787	266
Novavax, Inc.*	147,135	1,639
Nutraceutical International Corp.*	4,729	117
Ocata Therapeutics, Inc.*	19,464	103
Omega Protein Corp.*	12,192	168
Omeros Corp.*	20,398	367
OncoMed Pharmaceuticals, Inc.*	9,234	208
Oncothyreon, Inc.*	54,047	202
Ophthotech Corp.*	12,994	676
Orexigen Therapeutics, Inc.*	56,096	278
Organovo Holdings, Inc.*	44,613	168
Osiris Therapeutics, Inc.*	11,018	214

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Biotechnology & Pharmaceuticals - 8.0% continued
Otonomy, Inc.*	8,089	$186
Pacira Pharmaceuticals, Inc.*	19,960	1,412
Paratek Pharmaceuticals, Inc.	6,664	172
PDL BioPharma, Inc.	91,316	587
Peregrine Pharmaceuticals, Inc.*	96,893	127
Pernix Therapeutics Holdings, Inc.*	23,759	141
Pfenex, Inc.*	8,938	173
Phibro Animal Health Corp., Class A	9,550	372
Portola Pharmaceuticals, Inc.*	25,354	1,155
POZEN, Inc.*	16,063	166
Prestige Brands Holdings, Inc.*	28,692	1,327
Progenics Pharmaceuticals, Inc.*	36,813	275
Proteon Therapeutics, Inc.*	4,197	75
Prothena Corp. PLC*	17,014	896
PTC Therapeutics, Inc.*	18,575	894
Radius Health, Inc.*	16,057	1,087
Raptor Pharmaceutical Corp.*	43,867	693
Regulus Therapeutics, Inc.*	15,488	170
Relypsa, Inc.*	17,878	592
Repligen Corp.*	18,259	754
Retrophin, Inc.*	19,185	636
Revance Therapeutics, Inc.*	8,576	274
Rigel Pharmaceuticals, Inc.*	50,472	162
Sage Therapeutics, Inc.*	7,565	552
Sagent Pharmaceuticals, Inc.*	12,309	299
Sangamo BioSciences, Inc.*	38,816	430
Sarepta Therapeutics, Inc.*	23,032	701
SciClone Pharmaceuticals, Inc.*	27,095	266
Seres Therapeutics, Inc.*	353	15
Sorrento Therapeutics, Inc.*	15,546	274
Spark Therapeutics, Inc.*	4,514	272
Spectrum Pharmaceuticals, Inc.*	37,525	257
Stemline Therapeutics, Inc.*	8,540	101
Sucampo Pharmaceuticals, Inc., Class A*	13,628	224
Supernus Pharmaceuticals, Inc.*	18,829	320
Synergy Pharmaceuticals, Inc.*	53,861	447
Synta Pharmaceuticals Corp.*	49,501	110
Synutra International, Inc.*	12,826	92
TESARO, Inc.*	12,770	751
Tetraphase Pharmaceuticals, Inc.*	19,826	941
TG Therapeutics, Inc.*	19,371	321
TherapeuticsMD, Inc.*	70,539	554
Theravance Biopharma, Inc.*	13,479	176
Theravance, Inc.	46,867	847
Threshold Pharmaceuticals, Inc.*	33,642	136
Tobira Therapeutics, Inc.*	944	16
Tokai Pharmaceuticals, Inc.*	5,289	70
Trevena, Inc.*	13,456	84
Ultragenyx Pharmaceutical, Inc.*	19,706	2,018
USANA Health Sciences, Inc.*	3,087	422
Vanda Pharmaceuticals, Inc.*	22,918	291
Verastem, Inc.*	18,752	141
Versartis, Inc.*	12,285	187
Vitae Pharmaceuticals, Inc.*	7,255	104
Vital Therapies, Inc.*	9,167	193
VIVUS, Inc.*	58,716	139
XBiotech, Inc.*	2,194	40
Xencor, Inc.*	15,565	342
XenoPort, Inc.*	33,113	203
XOMA Corp.*	51,005	198
Zafgen, Inc.*	9,040	313
ZIOPHARM Oncology, Inc.*	62,935	755
Zogenix, Inc.*	83,789	141
ZS Pharma, Inc.*	9,964	522

		85,129

Chemicals - 2.2%
A. Schulman, Inc.	16,065	702
American Vanguard Corp.	16,655	230
Arcadia Biosciences, Inc.*	4,302	27
Axiall Corp.	38,556	1,390
Balchem Corp.	16,921	943
Calgon Carbon Corp.	28,900	560
Chemtura Corp.*	36,903	1,045
Ferro Corp.*	39,667	666
FutureFuel Corp.	12,854	165
Globe Specialty Metals, Inc.	35,064	621
GrafTech International Ltd.*	67,344	334
H.B. Fuller Co.	27,688	1,125
Hawkins, Inc.	6,105	247
Innophos Holdings, Inc.	11,473	604
Innospec, Inc.	13,307	599
Intrepid Potash, Inc.*	31,351	374
KMG Chemicals, Inc.	5,304	135
Koppers Holdings, Inc.	11,614	287
Kraton Performance Polymers, Inc.*	17,168	410
Kronos Worldwide, Inc.	12,243	134
Landec Corp.*	15,397	222
LSB Industries, Inc.*	10,881	444

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Chemicals - 2.2% continued
Lydall, Inc.*	8,907	$263
Materion Corp.	11,090	391
Minerals Technologies, Inc.	19,064	1,299
Oil-Dri Corp. of America	2,638	80
Olin Corp.	42,562	1,147
OM Group, Inc.	16,566	557
OMNOVA Solutions, Inc.*	24,397	183
PolyOne Corp.	48,987	1,919
Polypore International, Inc.*	24,739	1,481
Quaker Chemical Corp.	7,277	646
Rayonier Advanced Materials, Inc.	22,280	362
Rentech, Inc.*	125,471	134
Sensient Technologies Corp.	25,688	1,756
Stepan Co.	10,425	564
Trecora Resources*	10,804	163
Trinseo S.A.*	5,871	158
Tronox Ltd., Class A	34,960	511
Valhi, Inc.	10,334	59
WD-40 Co.	7,958	694

		23,631

Commercial Services - 2.6%
ABM Industries, Inc.	30,743	1,011
Advisory Board (The) Co.*	23,281	1,273
Alarm.com Holdings, Inc.*	370	6
AMN Healthcare Services, Inc.*	25,718	812
ARC Document Solutions, Inc.*	23,687	180
Ascent Capital Group, Inc., Class A*	7,218	308
Barrett Business Services, Inc.	4,135	150
Brady Corp., Class A	26,167	647
Brink’s (The) Co.	26,691	786
Care.com, Inc.*	10,374	61
CBIZ, Inc.*	26,590	256
CDI Corp.	7,767	101
CEB, Inc.	18,374	1,600
Cimpress N.V.*	18,025	1,517
Civeo Corp.	60,833	187
Collectors Universe, Inc.	3,800	76
CorVel Corp.*	4,652	149
CRA International, Inc.*	5,422	151
Cross Country Healthcare, Inc.*	17,980	228
Deluxe Corp.	27,433	1,701
Ennis, Inc.	13,830	257
Franklin Covey Co.*	7,182	146
FTI Consulting, Inc.*	22,695	936
G&K Services, Inc., Class A	10,968	758
GP Strategies Corp.*	7,448	248
Hackett Group (The), Inc.	13,861	186
Healthcare Services Group, Inc.	39,241	1,297
Heidrick & Struggles International, Inc.	10,429	272
Hill International, Inc.*	20,578	108
HMS Holdings Corp.*	48,558	834
Huron Consulting Group, Inc.*	12,710	891
Insperity, Inc.	10,636	541
Kelly Services, Inc., Class A	15,634	240
Kforce, Inc.	13,945	319
Korn/Ferry International	27,591	959
LifeLock, Inc.*	51,797	849
Multi-Color Corp.	6,732	430
National Research Corp., Class A	5,519	78
Navigant Consulting, Inc.*	26,207	390
NV5 Holdings, Inc.*	2,787	68
On Assignment, Inc.*	28,396	1,115
Park-Ohio Holdings Corp.	4,578	222
Patriot National, Inc.*	5,058	81
Quad/Graphics, Inc.	15,576	288
Resources Connection, Inc.	20,400	328
RPX Corp.*	29,915	506
Sotheby’s	34,149	1,545
SP Plus Corp.*	8,911	233
TriNet Group, Inc.*	22,599	573
TrueBlue, Inc.*	22,833	683
UniFirst Corp.	8,147	911
Vectrus, Inc.*	5,747	143
Viad Corp.	10,794	293
Volt Information Sciences, Inc.*	5,135	50

		27,978

Construction Materials - 0.6%
Advanced Drainage Systems, Inc.	18,464	542
Apogee Enterprises, Inc.	16,022	844
Continental Building Products, Inc.*	17,257	366
Deltic Timber Corp.	6,032	408
Headwaters, Inc.*	40,508	738
Louisiana-Pacific Corp.*	78,337	1,334
Patrick Industries, Inc.*	6,966	265
Ply Gem Holdings, Inc.*	12,437	147
Summit Materials, Inc., Class A*	14,010	357
Trex Co., Inc.*	17,602	870
United States Lime & Minerals, Inc.	1,056	61

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Construction Materials - 0.6% continued
Universal Forest Products, Inc.	10,982	$571
US Concrete, Inc.*	8,079	306

		6,809

Consumer Products - 2.1%
Alico, Inc.	2,118	96
B&G Foods, Inc.	31,757	906
Boston Beer (The) Co., Inc., Class A*	4,990	1,158
Boulder Brands, Inc.*	29,880	207
Cal-Maine Foods, Inc.	17,185	897
Central Garden & Pet Co., Class A*	22,614	258
Clearwater Paper Corp.*	10,460	599
Coca-Cola Bottling Co. Consolidated	2,513	380
Craft Brew Alliance, Inc.*	6,100	68
Darling Ingredients, Inc.*	90,631	1,329
Dean Foods Co.	51,753	837
Diamond Foods, Inc.*	14,421	453
Elizabeth Arden, Inc.*	14,833	212
Farmer Bros. Co.*	4,120	97
Fresh Del Monte Produce, Inc.	18,212	704
Helen of Troy Ltd.*	15,645	1,525
HRG Group, Inc.*	43,029	559
Inter Parfums, Inc.	9,409	319
Inventure Foods, Inc.*	10,611	108
J&J Snack Foods Corp.	8,151	902
John B. Sanfilippo & Son, Inc.	4,741	246
Lancaster Colony Corp.	10,118	919
Lifeway Foods, Inc.*	2,538	49
Limoneira Co.	6,566	146
National Beverage Corp.*	6,648	150
Orchids Paper Products Co.	5,420	130
PICO Holdings, Inc.*	12,951	191
Post Holdings, Inc.*	30,214	1,629
Revlon, Inc., Class A*	6,512	239
Sanderson Farms, Inc.	12,297	924
Seaboard Corp.*	143	515
Seneca Foods Corp., Class A*	4,515	125
Senomyx, Inc.*	23,438	126
Snyder’s-Lance, Inc.	27,093	874
Tejon Ranch Co.*	7,820	201
Tootsie Roll Industries, Inc.	10,159	328
TreeHouse Foods, Inc.*	23,527	1,906
Universal Corp.	12,393	710
Vector Group Ltd.	44,927	1,054
Wausau Paper Corp.	21,727	199

		22,275

Consumer Services - 0.8%
American Public Education, Inc.*	9,021	232
Apollo Education Group, Inc.*	51,771	667
Bridgepoint Education, Inc.*	9,106	87
Bright Horizons Family Solutions, Inc.*	20,532	1,187
Cambium Learning Group, Inc.*	6,958	30
Capella Education Co.	6,701	359
Career Education Corp.*	38,968	128
Carriage Services, Inc.	9,122	218
DeVry Education Group, Inc.	34,979	1,049
Grand Canyon Education, Inc.*	25,811	1,094
K12, Inc.*	18,003	228
Matthews International Corp., Class A	18,068	960
Medifast, Inc.*	5,838	189
Nutrisystem, Inc.	16,198	403
Regis Corp.*	22,389	353
Rent-A-Center, Inc.	29,109	825
Strayer Education, Inc.*	6,094	263
Universal Technical Institute, Inc.	12,675	109
Weight Watchers International, Inc.*	15,631	76

		8,457

Containers & Packaging - 0.5%
AEP Industries, Inc.*	2,379	131
Berry Plastics Group, Inc.*	65,667	2,128
Greif, Inc., Class A	16,917	606
KapStone Paper and Packaging Corp.	46,840	1,083
Myers Industries, Inc.	13,356	254
Tredegar Corp.	14,177	313
Veritiv Corp.*	4,439	162
ZAGG, Inc.*	16,169	128

		4,805

Design, Manufacturing & Distribution - 0.4%
Anixter International, Inc.*	15,817	1,030
Benchmark Electronics, Inc.*	28,728	626
CTS Corp.	17,972	346
Fabrinet*	18,826	353
Plexus Corp.*	18,456	810
Sanmina Corp.*	45,350	914

		4,079

Distributors - Consumer Staples - 0.3%
Andersons (The), Inc.	15,492	604

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Distributors - Consumer Staples - 0.3% continued
Calavo Growers, Inc.	8,096	$420
Castle Brands, Inc.*	36,020	50
Core-Mark Holding Co., Inc.	12,672	751
United Natural Foods, Inc.*	27,488	1,751

		3,576

Distributors - Discretionary - 0.6%
Bassett Furniture Industries, Inc.	5,883	167
ePlus, Inc.*	2,982	229
Essendant, Inc.	20,990	824
FTD Cos., Inc.*	9,891	279
Insight Enterprises, Inc.*	21,262	636
PC Connection, Inc.	5,672	140
Pool Corp.	23,935	1,680
ScanSource, Inc.*	15,634	595
SYNNEX Corp.	15,786	1,155
Tech Data Corp.*	20,121	1,158

		6,863

Electrical Equipment - 1.1%
AAON, Inc.	22,398	504
Allied Motion Technologies, Inc.	3,405	77
American Science & Engineering, Inc.	3,825	168
Argan, Inc.	7,182	290
Badger Meter, Inc.	7,909	502
Bel Fuse, Inc., Class B	5,515	113
Belden, Inc.	23,428	1,903
Chase Corp.	3,883	154
Checkpoint Systems, Inc.	23,569	240
ESCO Technologies, Inc.	14,232	532
FARO Technologies, Inc.*	9,379	438
Generac Holdings, Inc.*	37,971	1,509
General Cable Corp.	26,276	518
GSI Group, Inc.*	19,003	286
Itron, Inc.*	21,107	727
Kimball Electronics, Inc.*	16,368	239
Landauer, Inc.	5,535	197
Littelfuse, Inc.	12,400	1,177
LSI Industries, Inc.	12,345	115
Mesa Laboratories, Inc.	1,556	138
NL Industries, Inc.*	3,800	28
Nortek, Inc.*	5,132	427
OSI Systems, Inc.*	10,881	770
Powell Industries, Inc.	4,761	168
Preformed Line Products Co.	1,449	55
Stoneridge, Inc.*	14,463	169
Watts Water Technologies, Inc., Class A	15,444	801

		12,245

Engineering & Construction Services - 0.8%
Comfort Systems USA, Inc.	20,209	464
Dycom Industries, Inc.*	18,713	1,101
EMCOR Group, Inc.	34,472	1,647
EnerNOC, Inc.*	15,266	148
Exponent, Inc.	14,247	638
Granite Construction, Inc.	21,577	766
Great Lakes Dredge & Dock Corp.*	34,263	204
Installed Building Products, Inc.*	10,890	267
Kratos Defense & Security Solutions, Inc.*	26,135	165
MasTec, Inc.*	36,143	718
Mistras Group, Inc.*	9,560	182
MYR Group, Inc.*	11,344	351
Orion Marine Group, Inc.*	15,120	109
PowerSecure International, Inc.*	13,034	192
Primoris Services Corp.	20,642	409
Team, Inc.*	11,585	466
TRC Cos., Inc.*	9,297	94
Tutor Perini Corp.*	20,306	438
VSE Corp.	2,404	129

		8,488

Forest & Paper Products - 0.2%
Neenah Paper, Inc.	9,043	533
PH Glatfelter Co.	23,489	517
Schweitzer-Mauduit International, Inc.	16,706	666

		1,716

Gaming, Lodging & Restaurants - 2.8%
Belmond Ltd., Class A*	53,051	663
Biglari Holdings, Inc.*	907	375
BJ’s Restaurants, Inc.*	11,775	571
Bloomin’ Brands, Inc.	68,081	1,454
Bob Evans Farms, Inc.	12,974	662
Bojangles’, Inc.*	4,524	108
Boyd Gaming Corp.*	44,191	661
Bravo Brio Restaurant Group, Inc.*	8,501	115
Buffalo Wild Wings, Inc.*	10,432	1,635
Caesars Acquisition Co., Class A*	26,414	182
Caesars Entertainment Corp.*	28,770	176
Carrols Restaurant Group, Inc.*	20,181	210
Cheesecake Factory (The), Inc.	26,784	1,461

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Gaming, Lodging & Restaurants - 2.8% continued
Churchill Downs, Inc.	7,377	$922
Chuy’s Holdings, Inc.*	9,437	253
Cracker Barrel Old Country Store, Inc.	10,538	1,572
Dave & Buster’s Entertainment, Inc.*	12,507	451
Del Frisco’s Restaurant Group, Inc.*	13,522	252
Denny’s Corp.*	46,231	537
Diamond Resorts International, Inc.*	22,859	721
DineEquity, Inc.	9,209	913
El Pollo Loco Holdings, Inc.*	7,363	152
Eldorado Resorts, Inc.*	15,352	120
Empire Resorts, Inc.*	8,322	42
Fiesta Restaurant Group, Inc.*	14,712	736
Fogo De Chao, Inc.*	141	3
Habit Restaurants (The), Inc., Class A*	6,296	197
Interval Leisure Group, Inc.	21,442	490
Isle of Capri Casinos, Inc.*	12,088	219
Jack in the Box, Inc.	20,538	1,811
Jamba, Inc.*	7,497	116
Kona Grill, Inc.*	4,586	89
Krispy Kreme Doughnuts, Inc.*	35,599	686
La Quinta Holdings, Inc.*	51,413	1,175
Marriott Vacations Worldwide Corp.	14,206	1,303
Monarch Casino & Resort, Inc.*	5,256	108
Morgans Hotel Group Co.*	16,055	108
Noodles & Co.*	7,487	109
Papa John’s International, Inc.	15,898	1,202
Papa Murphy’s Holdings, Inc.*	4,967	103
Penn National Gaming, Inc.*	43,405	796
Pinnacle Entertainment, Inc.*	33,224	1,239
Popeyes Louisiana Kitchen, Inc.*	12,705	762
Potbelly Corp.*	11,918	146
Red Robin Gourmet Burgers, Inc.*	7,750	665
Ruby Tuesday, Inc.*	35,147	220
Ruth’s Hospitality Group, Inc.	18,921	305
Scientific Games Corp., Class A*	27,325	425
Shake Shack, Inc., Class A*	3,224	194
Sonic Corp.	28,551	822
Texas Roadhouse, Inc.	38,454	1,439
Wingstop, Inc.*	88	3
Zoe’s Kitchen, Inc.*	10,586	433

		30,112

Hardware - 3.1%
A10 Networks, Inc.*	18,588	120
ADTRAN, Inc.	29,076	472
Aerohive Networks, Inc.*	12,772	89
Alliance Fiber Optic Products, Inc.	8,091	150
AVX Corp.	25,328	341
CalAmp Corp.*	20,369	372
Ciena Corp.*	64,711	1,532
Clearfield, Inc.*	6,282	100
Comtech Telecommunications Corp.	8,631	251
Control4 Corp.*	11,370	101
Cray, Inc.*	22,414	661
Daktronics, Inc.	21,664	257
Datalink Corp.*	10,967	98
Diebold, Inc.	35,671	1,248
Digimarc Corp.*	4,149	187
Dot Hill Systems Corp.*	34,497	211
DTS, Inc.*	9,699	296
Eastman Kodak Co.*	10,191	171
Electronics For Imaging, Inc.*	25,802	1,123
EMCORE Corp.*	13,619	82
ExOne (The) Co.*	5,468	61
Extreme Networks, Inc.*	56,648	152
FEI Co.	22,830	1,893
Finisar Corp.*	57,079	1,020
Fitbit, Inc., Class A*	298	11
Gigamon, Inc.*	15,024	496
Harmonic, Inc.*	49,607	339
Imation Corp.*	19,148	78
IMAX Corp.*	33,207	1,337
Immersion Corp.*	14,611	185
Imprivata, Inc.*	5,007	82
Infinera Corp.*	71,183	1,493
InterDigital, Inc.	19,823	1,128
Ixia*	32,459	404
Knowles Corp.*	46,712	846
Kopin Corp.*	36,463	126
KVH Industries, Inc.*	9,298	125
Loral Space & Communications, Inc.*	7,137	451
Mercury Systems, Inc.*	18,751	275
Multi-Fineline Electronix, Inc.*	4,958	108
NETGEAR, Inc.*	18,937	569
NetScout Systems, Inc.*	20,722	760
Nimble Storage, Inc.*	27,826	781
Novatel Wireless, Inc.*	20,632	67
Plantronics, Inc.	21,550	1,213
Polycom, Inc.*	74,210	849

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Hardware - 3.1% continued
QLogic Corp.*	48,044	$682
Quantum Corp.*	112,760	189
Rovi Corp.*	48,537	774
Ruckus Wireless, Inc.*	41,372	428
ShoreTel, Inc.*	35,881	243
Silicon Graphics International Corp.*	19,599	127
Skullcandy, Inc.*	10,964	84
Sonus Networks, Inc.*	27,628	191
Stratasys Ltd.*	27,956	977
Super Micro Computer, Inc.*	19,931	590
Synaptics, Inc.*	20,228	1,754
Telenav, Inc.*	15,050	121
TiVo, Inc.*	52,179	529
TTM Technologies, Inc.*	33,024	330
Ubiquiti Networks, Inc.	16,969	542
Universal Electronics, Inc.*	8,627	430
ViaSat, Inc.*	23,541	1,419
Vicor Corp.*	9,607	117
Violin Memory, Inc.*	46,683	114
Vishay Precision Group, Inc.*	7,031	106
Vocera Communications, Inc.*	13,349	153
VOXX International Corp.*	10,656	88

		32,699

Health Care Facilities & Services - 2.8%
AAC Holdings, Inc.*	4,364	190
Addus HomeCare Corp.*	3,480	97
Adeptus Health, Inc., Class A*	3,506	333
Air Methods Corp.*	21,542	891
Alliance HealthCare Services, Inc.*	2,803	52
Almost Family, Inc.*	3,925	157
Amedisys, Inc.*	15,703	624
Amsurg Corp.*	26,569	1,858
Bio-Reference Laboratories, Inc.*	13,460	555
BioScrip, Inc.*	39,456	143
Capital Senior Living Corp.*	16,429	402
Chemed Corp.	9,376	1,229
Civitas Solutions, Inc.*	6,566	140
Diplomat Pharmacy, Inc.*	19,856	889
Ensign Group (The), Inc.	13,946	712
ExamWorks Group, Inc.*	22,664	886
Five Star Quality Care, Inc.*	25,684	123
Genesis Healthcare, Inc.*	19,896	131
Hanger, Inc.*	19,214	450
HealthEquity, Inc.*	19,895	638
HealthSouth Corp.	50,056	2,306
Healthways, Inc.*	17,839	214
INC Research Holdings, Inc., Class A*	7,110	285
Independence Holding Co.	4,138	55
Invitae Corp.*	4,095	61
IPC Healthcare, Inc.*	9,391	520
Kindred Healthcare, Inc.	45,545	924
LHC Group, Inc.*	6,993	267
Magellan Health, Inc.*	14,983	1,050
Molina Healthcare, Inc.*	19,345	1,360
National HealthCare Corp.	5,427	353
NeoGenomics, Inc.*	29,136	158
Nobilis Health Corp.*	17,392	118
OvaScience, Inc.*	12,878	373
Owens & Minor, Inc.	34,609	1,177
PAREXEL International Corp.*	30,298	1,948
PharMerica Corp.*	16,479	549
PRA Health Sciences, Inc.*	10,974	399
Providence Service (The) Corp.*	7,487	332
RadNet, Inc.*	19,051	127
Select Medical Holdings Corp.	57,612	933
Surgical Care Affiliates, Inc.*	11,783	452
Team Health Holdings, Inc.*	39,531	2,583
Teladoc, Inc.*	353	7
Triple-S Management Corp., Class B*	13,121	337
U.S. Physical Therapy, Inc.	6,989	383
Universal American Corp.*	27,109	274
WellCare Health Plans, Inc.*	24,172	2,050

		30,095

Home & Office Products - 1.8%
ACCO Brands Corp.*	60,063	467
American Woodmark Corp.*	7,032	386
AV Homes, Inc.*	6,224	89
Beazer Homes USA, Inc.*	15,208	303
Blount International, Inc.*	25,689	281
Cavco Industries, Inc.*	4,998	377
Century Communities, Inc.*	8,274	167
CSS Industries, Inc.	5,429	164
Flexsteel Industries, Inc.	3,236	139
Green Brick Partners, Inc.*	7,768	85
Griffon Corp.	18,626	297
Herman Miller, Inc.	32,714	946
HNI Corp.	24,406	1,248
Hooker Furniture Corp.	5,901	148

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Home & Office Products - 1.8% continued
Hovnanian Enterprises, Inc., Class A*	66,091	$176
Interface, Inc.	36,256	908
iRobot Corp.*	16,114	514
KB Home	44,805	744
Kimball International, Inc., Class B	17,845	217
Knoll, Inc.	26,700	668
La-Z-Boy, Inc.	28,086	740
LGI Homes, Inc.*	7,177	142
Libbey, Inc.	12,110	501
Lifetime Brands, Inc.	6,171	91
M/I Homes, Inc.*	13,908	343
Masonite International Corp.*	16,687	1,170
MDC Holdings, Inc.	21,410	642
Meritage Homes Corp.*	21,727	1,023
NACCO Industries, Inc., Class A	2,188	133
New Home (The) Co., Inc.*	4,525	78
PGT, Inc.*	26,869	390
Quanex Building Products Corp.	18,521	397
Ryland Group (The), Inc.	25,686	1,191
St. Joe (The) Co.*	37,482	582
Standard Pacific Corp.*	79,677	710
Steelcase, Inc., Class A	45,674	864
Taylor Morrison Home Corp., Class A*	17,706	361
TRI Pointe Homes, Inc.*	88,718	1,357
WCI Communities, Inc.*	8,425	205
William Lyon Homes, Class A*	10,965	281

		19,525

Industrial Services - 0.3%
Applied Industrial Technologies, Inc.	22,036	874
DXP Enterprises, Inc.*	6,807	316
Electro Rent Corp.	9,062	98
Furmanite Corp.*	21,886	178
H&E Equipment Services, Inc.	16,859	337
Kaman Corp.	14,881	624
Neff Corp., Class A*	6,098	61
TAL International Group, Inc.*	18,221	576
Titan Machinery, Inc.*	9,547	141
Wesco Aircraft Holdings, Inc.*	33,671	510

		3,715

Institutional Financial Services - 0.7%
BGC Partners, Inc., Class A	101,481	888
CIFC Corp.	3,352	27
Cowen Group, Inc., Class A*	61,079	391
Evercore Partners, Inc., Class A	19,213	1,037
GAIN Capital Holdings, Inc.	17,584	168
Greenhill & Co., Inc.	16,089	665
INTL. FCStone, Inc.*	8,159	271
Investment Technology Group, Inc.	18,542	460
KCG Holdings, Inc., Class A*	23,782	293
Moelis & Co., Class A	9,630	276
Piper Jaffray Cos.*	8,717	380
RCS Capital Corp., Class A	26,916	206
Stifel Financial Corp.*	37,186	2,147
Virtu Financial, Inc., Class A*	10,413	245

		7,454

Insurance - 2.2%
Ambac Financial Group, Inc.*	24,649	410
American Equity Investment Life Holding Co.	42,193	1,138
AMERISAFE, Inc.	10,544	496
Argo Group International Holdings Ltd.	15,329	854
Atlas Financial Holdings, Inc.*	5,114	102
Baldwin & Lyons, Inc., Class B	5,093	117
Citizens, Inc.*	25,660	192
CNO Financial Group, Inc.	108,119	1,984
Crawford & Co., Class B	15,420	130
Donegal Group, Inc., Class A	4,521	69
eHealth, Inc.*	9,716	123
EMC Insurance Group, Inc.	4,187	105
Employers Holdings, Inc.	17,661	402
Enstar Group Ltd.*	5,006	776
FBL Financial Group, Inc., Class A	5,125	296
Federated National Holding Co.	7,932	192
Fidelity & Guaranty Life	6,615	156
Global Indemnity PLC*	4,537	127
Greenlight Capital Re Ltd., Class A*	16,227	473
Hallmark Financial Services, Inc.*	8,430	96
HCI Group, Inc.	4,450	197
Heritage Insurance Holdings, Inc.*	13,542	311
Horace Mann Educators Corp.	22,467	817
Infinity Property & Casualty Corp.	6,241	473
James River Group Holdings Ltd.	6,167	160
Kansas City Life Insurance Co.	2,106	96
Kemper Corp.	23,795	917
Maiden Holdings Ltd.	27,210	429
MBIA, Inc.*	85,600	515
Meadowbrook Insurance Group, Inc.	28,737	247

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Insurance - 2.2% continued
Montpelier Re Holdings Ltd.	19,915	$787
National General Holdings Corp.	19,200	400
National Interstate Corp.	3,911	107
National Western Life Insurance Co., Class A	1,268	304
Navigators Group (The), Inc.*	5,900	458
NMI Holdings, Inc., Class A*	26,264	211
OneBeacon Insurance Group Ltd., Class A	13,042	189
Primerica, Inc.	28,196	1,288
Radian Group, Inc.	105,235	1,974
RLI Corp.	23,694	1,218
Safety Insurance Group, Inc.	8,257	477
Selective Insurance Group, Inc.	31,125	873
State Auto Financial Corp.	7,812	187
State National Cos., Inc.	17,024	184
Symetra Financial Corp.	41,216	996
Third Point Reinsurance Ltd.*	46,169	681
Trupanion, Inc.*	8,720	72
United Fire Group, Inc.	10,948	359
United Insurance Holdings Corp.	9,612	149
Universal Insurance Holdings, Inc.	17,650	427

		23,741

Iron & Steel - 0.5%
AK Steel Holding Corp.*	96,122	372
Carpenter Technology Corp.	27,695	1,071
Cliffs Natural Resources, Inc.	84,114	364
Commercial Metals Co.	63,667	1,024
Haynes International, Inc.	6,584	325
Northwest Pipe Co.*	5,236	107
Olympic Steel, Inc.	4,990	87
Ryerson Holding Corp.*	6,022	55
Schnitzer Steel Industries, Inc., Class A	15,059	263
SunCoke Energy, Inc.	35,830	466
TimkenSteel Corp.	21,927	592
Worthington Industries, Inc.	26,369	792

		5,518

Leisure Products - 0.3%
Arctic Cat, Inc.	7,392	246
Black Diamond, Inc.*	12,549	116
Callaway Golf Co.	42,093	376
Drew Industries, Inc.	13,040	757
Escalade, Inc.	5,463	100
Fox Factory Holding Corp.*	9,172	147
JAKKS Pacific, Inc.*	10,292	102
Johnson Outdoors, Inc., Class A	2,748	65
Malibu Boats, Inc. Class A*	9,768	196
Marine Products Corp.	5,784	36
Nautilus, Inc.*	16,845	362
Performance Sports Group Ltd.*	24,864	448
Winnebago Industries, Inc.	15,331	362

		3,313

Machinery - 1.5%
Alamo Group, Inc.	5,291	289
Altra Industrial Motion Corp.	14,408	392
Astec Industries, Inc.	10,651	445
Briggs & Stratton Corp.	24,403	470
CIRCOR International, Inc.	9,390	512
Columbus McKinnon Corp.	11,345	284
Curtiss-Wright Corp.	26,129	1,893
Douglas Dynamics, Inc.	12,787	275
Federal Signal Corp.	34,255	511
Franklin Electric Co., Inc.	26,151	845
Gorman-Rupp (The) Co.	10,636	299
Graham Corp.	5,545	114
Hillenbrand, Inc.	34,521	1,060
Hurco Cos., Inc.	3,770	130
Hyster-Yale Materials Handling, Inc.	5,175	359
John Bean Technologies Corp.	16,022	602
Kadant, Inc.	5,833	275
Lindsay Corp.	6,477	569
Milacron Holdings Corp.*	310	6
MSA Safety, Inc.	16,060	779
MTS Systems Corp.	8,170	563
Mueller Water Products, Inc., Class A	87,966	800
Power Solutions International, Inc.*	2,614	141
Raven Industries, Inc.	20,936	426
Rexnord Corp.*	55,903	1,337
Rofin-Sinar Technologies, Inc.*	15,780	436
Standex International Corp.	7,001	560
Sun Hydraulics Corp.	12,731	485
Tennant Co.	10,070	658
Titan International, Inc.	23,118	248
Twin Disc, Inc.	4,553	85
Xerium Technologies, Inc.*	6,443	117

		15,965

Manufactured Goods - 1.0%
Aegion Corp.*	20,031	379

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Manufactured Goods - 1.0% continued
AZZ, Inc.	14,134	$732
Barnes Group, Inc.	30,084	1,173
Chart Industries, Inc.*	16,648	595
Core Molding Technologies, Inc.*	4,188	96
EnPro Industries, Inc.	12,498	715
Gibraltar Industries, Inc.*	16,572	338
Global Brass & Copper Holdings, Inc.	12,365	210
Handy & Harman Ltd.*	1,427	49
Insteel Industries, Inc.	10,515	197
Lawson Products, Inc.*	3,117	73
LB Foster Co., Class A	5,909	205
Mueller Industries, Inc.	31,246	1,085
NCI Building Systems, Inc.*	14,626	220
NN, Inc.	10,210	261
Omega Flex, Inc.	1,590	60
Proto Labs, Inc.*	12,862	868
RBC Bearings, Inc.*	12,839	921
Rogers Corp.*	10,313	682
RTI International Metals, Inc.*	16,845	531
Simpson Manufacturing Co., Inc.	23,421	796

		10,186

Media - 2.5%
Angie’s List, Inc.*	25,597	158
Bankrate, Inc.*	36,241	380
Blucora, Inc.*	22,355	361
Boingo Wireless, Inc.*	20,072	166
Central European Media Enterprises Ltd., Class A*	38,933	85
Coupons.com, Inc.*	33,497	361
Crown Media Holdings, Inc., Class A*	19,200	87
Cumulus Media, Inc., Class A*	81,663	166
Daily Journal Corp.*	597	117
DHI Group, Inc.*	24,767	220
DreamWorks Animation SKG, Inc., Class A*	41,695	1,100
Entercom Communications Corp., Class A*	14,431	165
Entravision Communications Corp., Class A	36,301	299
Eros International PLC*	15,506	389
Everyday Health, Inc.*	11,803	151
EW Scripps (The) Co., Class A	32,473	742
Gray Television, Inc.*	34,826	546
GrubHub, Inc.*	41,307	1,407
Harte-Hanks, Inc.	24,653	147
HealthStream, Inc.*	13,887	422
Hemisphere Media Group, Inc.*	6,328	75
Houghton Mifflin Harcourt Co.*	75,167	1,894
Journal Media Group, Inc.	13,287	110
Liberty TripAdvisor Holdings, Inc., Class A*	41,066	1,323
Marchex, Inc., Class B	18,102	90
Marin Software, Inc.*	17,780	120
Martha Stewart Living Omnimedia, Inc., Class A*	16,483	103
MaxPoint Interactive, Inc.*	4,595	37
MDC Partners, Inc., Class A	24,171	476
Media General, Inc.*	52,607	869
Meredith Corp.	19,981	1,042
Millennial Media, Inc.*	65,118	105
Monster Worldwide, Inc.*	48,167	315
National CineMedia, Inc.	33,308	532
New Media Investment Group, Inc.	24,095	432
New York Times (The) Co., Class A	75,524	1,031
Nexstar Broadcasting Group, Inc., Class A	16,996	952
Orbitz Worldwide, Inc.*	61,431	702
QuinStreet, Inc.*	19,172	124
RealD, Inc.*	21,164	261
Reis, Inc.	4,838	107
RetailMeNot, Inc.*	21,107	376
Rocket Fuel, Inc.*	14,437	118
Rubicon Project (The), Inc.*	14,092	211
Saga Communications, Inc., Class A	1,997	76
Scholastic Corp.	14,623	645
Shutterfly, Inc.*	20,657	988
Shutterstock, Inc.*	10,788	633
Sinclair Broadcast Group, Inc., Class A	36,422	1,017
Sizmek, Inc.*	12,161	86
TechTarget, Inc.*	11,666	104
Time, Inc.	60,167	1,384
Townsquare Media, Inc., Class A*	3,092	42
Travelzoo, Inc.*	4,065	46
Tribune Publishing Co.	14,419	224
TrueCar, Inc.*	26,857	322
TubeMogul, Inc.*	7,664	110
WebMD Health Corp.*	20,770	920
Wix.com Ltd.*	10,280	243
World Wrestling Entertainment, Inc., Class A	17,027	281
XO Group, Inc.*	13,974	228

		26,223

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Medical Equipment & Devices - 4.2%
Abaxis, Inc.	12,313	$634
ABIOMED, Inc.*	23,054	1,515
Accelerate Diagnostics, Inc.*	11,793	304
Accuray, Inc.*	43,715	295
Affymetrix, Inc.*	42,925	469
Analogic Corp.	6,779	535
AngioDynamics, Inc.*	14,185	233
AtriCure, Inc.*	15,612	385
Atrion Corp.	775	304
BioTelemetry, Inc.*	14,548	137
Cardiovascular Systems, Inc.*	17,379	460
Catalent, Inc.*	45,907	1,346
Cepheid, Inc.*	39,261	2,401
Cerus Corp.*	53,365	277
CONMED Corp.	15,108	880
Corindus Vascular Robotics, Inc.*	12,027	42
CryoLife, Inc.	13,776	155
Cutera, Inc.*	7,854	122
Cyberonics, Inc.*	14,288	850
Cynosure, Inc., Class A*	12,030	464
Endologix, Inc.*	36,471	559
Entellus Medical, Inc.*	2,969	77
Exact Sciences Corp.*	48,797	1,451
Exactech, Inc.*	5,716	119
Fluidigm Corp.*	15,971	386
Foundation Medicine, Inc.*	6,524	221
GenMark Diagnostics, Inc.*	23,700	215
Genomic Health, Inc.*	9,497	264
Glaukos Corp.*	176	5
Globus Medical, Inc., Class A*	37,376	959
Greatbatch, Inc.*	14,165	764
Haemonetics Corp.*	28,355	1,173
Halyard Health, Inc.*	25,540	1,034
Harvard Bioscience, Inc.*	18,063	103
HeartWare International, Inc.*	9,364	681
ICU Medical, Inc.*	7,633	730
Inogen, Inc.*	8,622	384
Insulet Corp.*	30,785	954
Integra LifeSciences Holdings Corp.*	14,200	957
Invacare Corp.	18,122	392
InVivo Therapeutics Holdings Corp.*	14,539	235
iRadimed Corp.*	1,504	35
K2M Group Holdings, Inc.*	9,633	231
LDR Holding Corp.*	12,736	551
LeMaitre Vascular, Inc.	6,358	77
Luminex Corp.*	23,523	406
Masimo Corp.*	24,006	930
Medgenics, Inc.*	9,120	56
Meridian Bioscience, Inc.	23,433	437
Merit Medical Systems, Inc.*	24,624	530
MiMedx Group, Inc.*	59,593	691
Myriad Genetics, Inc.*	38,111	1,295
NanoString Technologies, Inc.*	6,989	108
Natus Medical, Inc.*	18,267	777
Navidea Biopharmaceuticals, Inc.*	82,929	133
Neogen Corp.*	20,303	963
NuVasive, Inc.*	26,502	1,256
NxStage Medical, Inc.*	34,968	499
Ocular Therapeutix, Inc.*	7,134	150
OraSure Technologies, Inc.*	31,779	171
Orthofix International N.V.*	10,494	348
Oxford Immunotec Global PLC*	10,947	152
Pacific Biosciences of California, Inc.*	34,575	199
Quidel Corp.*	15,388	353
Rockwell Medical, Inc.*	27,918	450
RTI Surgical, Inc.*	32,793	212
Second Sight Medical Products, Inc.*	6,466	88
Sequenom, Inc.*	66,299	202
Sientra, Inc.*	3,284	83
Sparton Corp.*	5,086	139
Spectranetics (The) Corp.*	23,652	544
STAAR Surgical Co.*	22,180	214
STERIS Corp.	32,832	2,116
SurModics, Inc.*	7,329	172
T2 Biosystems, Inc.*	4,931	80
Tandem Diabetes Care, Inc.*	9,586	104
Thoratec Corp.*	29,770	1,327
Tornier N.V.*	19,415	485
TransEnterix, Inc.*	15,803	47
Trovagene, Inc.*	13,399	136
Unilife Corp.*	61,214	132
Utah Medical Products, Inc.	2,071	123
Vascular Solutions, Inc.*	9,742	338
Veracyte, Inc.*	7,339	82
West Pharmaceutical Services, Inc.	39,495	2,294
Wright Medical Group, Inc.*	28,397	746
Zeltiq Aesthetics, Inc.*	17,671	521

		44,454

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Metals & Mining - 0.5%
Century Aluminum Co.*	27,059	$282
Coeur Mining, Inc.*	73,262	418
Encore Wire Corp.	11,160	494
Energy Fuels, Inc.*	23,668	105
Harsco Corp.	43,892	724
Hecla Mining Co.	200,979	529
Horsehead Holding Corp.*	31,803	373
Kaiser Aluminum Corp.	9,486	788
Stillwater Mining Co.*	66,312	769
Uranium Energy Corp.*	50,249	80
US Silica Holdings, Inc.	29,292	860

		5,422

Oil, Gas & Coal - 3.2%
Abraxas Petroleum Corp.*	53,046	157
Adams Resources & Energy, Inc.	1,163	52
Alon USA Energy, Inc.	17,046	322
Approach Resources, Inc.*	19,251	132
Atwood Oceanics, Inc.	35,454	937
Basic Energy Services, Inc.*	23,278	176
Bill Barrett Corp.*	28,177	242
Bonanza Creek Energy, Inc.*	27,216	497
Bristow Group, Inc.	19,097	1,018
C&J Energy Services Ltd.*	30,898	408
Callon Petroleum Co.*	36,967	308
CARBO Ceramics, Inc.	10,588	441
Carrizo Oil & Gas, Inc.*	28,199	1,389
Clayton Williams Energy, Inc.*	3,379	222
Clean Energy Fuels Corp.*	40,501	228
Cloud Peak Energy, Inc.*	34,501	161
Contango Oil & Gas Co.*	9,886	121
Delek US Holdings, Inc.	31,448	1,158
Earthstone Energy, Inc.*	1,251	24
Eclipse Resources Corp.*	26,180	138
Energy XXI Ltd.	53,417	141
Erin Energy Corp.*	7,533	29
Evolution Petroleum Corp.	14,183	93
EXCO Resources, Inc.	88,299	104
Exterran Holdings, Inc.	38,067	1,243
Flotek Industries, Inc.*	28,685	359
FMSA Holdings, Inc.*	35,044	287
Forum Energy Technologies, Inc.*	32,505	659
Gastar Exploration, Inc.*	41,090	127
Geospace Technologies Corp.*	7,679	177
Gulfmark Offshore, Inc., Class A	13,209	153
Halcon Resources Corp.*	201,072	233
Hallador Energy Co.	5,722	48
Helix Energy Solutions Group, Inc.*	58,074	733
Independence Contract Drilling, Inc.*	8,934	79
ION Geophysical Corp.*	75,106	80
Isramco, Inc.*	493	68
Jones Energy, Inc., Class A*	15,700	142
Key Energy Services, Inc.*	75,558	136
Magnum Hunter Resources Corp.*	113,197	212
Matador Resources Co.*	40,108	1,003
Matrix Service Co.*	15,121	276
McDermott International, Inc.*	130,235	695
MRC Global, Inc.*	56,500	872
Natural Gas Services Group, Inc.*	7,221	165
Newpark Resources, Inc.*	44,674	363
North Atlantic Drilling Ltd.	39,331	47
Northern Oil and Gas, Inc.*	34,999	237
Oasis Petroleum, Inc.*	76,360	1,210
Oil States International, Inc.*	28,300	1,054
Panhandle Oil and Gas, Inc., Class A	9,243	191
Par Petroleum Corp.*	8,664	162
Parker Drilling Co.*	69,564	231
Parsley Energy, Inc., Class A*	45,734	797
PDC Energy, Inc.*	21,961	1,178
Peabody Energy Corp.	152,189	333
Penn Virginia Corp.*	37,639	165
PHI, Inc. (Non Voting)*	6,545	197
Pioneer Energy Services Corp.*	35,652	226
Rex Energy Corp.*	28,013	157
Ring Energy, Inc.*	11,805	132
Rosetta Resources, Inc.*	41,988	972
RSP Permian, Inc.*	29,998	843
Sanchez Energy Corp.*	28,887	283
SandRidge Energy, Inc.*	236,998	208
SEACOR Holdings, Inc.*	9,978	708
SemGroup Corp., Class A	24,200	1,923
Seventy Seven Energy, Inc.*	30,749	132
Stone Energy Corp.*	32,124	404
Synergy Resources Corp.*	56,957	651
Tesco Corp.	21,867	238
TETRA Technologies, Inc.*	44,815	286
Thermon Group Holdings, Inc.*	18,004	433
Tidewater, Inc.	25,760	586
TransAtlantic Petroleum Ltd.*	12,462	64

EQUITY INDEX FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Oil, Gas & Coal - 3.2% continued
Triangle Petroleum Corp.*	25,316	$127
Ultra Petroleum Corp.*	84,013	1,052
Unit Corp.*	27,589	748
W&T Offshore, Inc.	19,248	106
Western Refining, Inc.	39,026	1,702
Westmoreland Coal Co.*	9,762	203

		34,594

Passenger Transportation - 0.3%
Allegiant Travel Co.	7,330	1,304
Era Group, Inc.*	11,641	238
Hawaiian Holdings, Inc.*	26,602	632
Republic Airways Holdings, Inc.*	28,192	259
SkyWest, Inc.	29,035	437
Virgin America, Inc.*	13,704	376

		3,246

Real Estate - 0.3%
Alexander & Baldwin, Inc.	26,818	1,057
BBX Capital Corp., Class A*	1,417	23
Consolidated-Tomoka Land Co.	2,359	136
Forestar Group, Inc.*	18,040	237
FRP Holdings, Inc.*	3,890	126
Kennedy-Wilson Holdings, Inc.	50,954	1,253
Marcus & Millichap, Inc.*	7,461	344
RE/MAX Holdings, Inc., Class A	6,130	218
Resource America, Inc., Class A	8,636	73

		3,467

Real Estate Investment Trusts - 8.3%
Acadia Realty Trust	37,734	1,098
AG Mortgage Investment Trust, Inc.	16,172	279
Agree Realty Corp.	9,993	291
Alexander’s, Inc.	1,146	470
Altisource Residential Corp.	31,300	527
American Assets Trust, Inc.	20,420	801
American Capital Mortgage Investment Corp.	27,705	443
American Residential Properties, Inc.	18,190	337
Anworth Mortgage Asset Corp.	59,578	294
Apollo Commercial Real Estate Finance, Inc.	31,941	525
Apollo Residential Mortgage, Inc.	18,255	268
Ares Commercial Real Estate Corp.	14,191	162
Armada Hoffler Properties, Inc.	14,431	144
ARMOUR Residential REIT, Inc.	192,711	542
Ashford Hospitality Prime, Inc.	13,469	202
Ashford Hospitality Trust, Inc.	45,346	384
Associated Estates Realty Corp.	31,836	911
Bluerock Residential Growth REIT, Inc.	10,169	129
Campus Crest Communities, Inc.	37,114	206
Capstead Mortgage Corp.	52,242	580
CareTrust REIT, Inc.	17,580	223
CatchMark Timber Trust, Inc. Class A	21,401	248
Cedar Realty Trust, Inc.	44,927	288
Chambers Street Properties	129,941	1,033
Chatham Lodging Trust	20,865	552
Chesapeake Lodging Trust	32,698	997
Colony Capital, Inc., Class A	60,973	1,381
CorEnergy Infrastructure Trust, Inc.	26,672	169
CoreSite Realty Corp.	13,354	607
Cousins Properties, Inc.	118,832	1,233
CubeSmart	91,091	2,110
CyrusOne, Inc.	29,244	861
CYS Investments, Inc.	86,751	671
DCT Industrial Trust, Inc.	48,838	1,535
DiamondRock Hospitality Co.	109,520	1,403
DuPont Fabros Technology, Inc.	34,653	1,021
Dynex Capital, Inc.	31,301	239
Easterly Government Properties, Inc.	7,737	123
EastGroup Properties, Inc.	17,798	1,001
Education Realty Trust, Inc.	26,444	829
EPR Properties	31,414	1,721
Equity One, Inc.	40,345	942
Excel Trust, Inc.	34,892	550
FelCor Lodging Trust, Inc.	78,474	775
First Industrial Realty Trust, Inc.	60,767	1,138
First Potomac Realty Trust	33,216	342
Franklin Street Properties Corp.	48,586	549
GEO Group (The), Inc.	41,256	1,409
Getty Realty Corp.	13,301	218
Gladstone Commercial Corp.	11,537	191
Government Properties Income Trust	38,826	720
Gramercy Property Trust, Inc.	31,445	735
Great Ajax Corp.	2,394	34
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	17,326	347
Hatteras Financial Corp.	52,994	864
Healthcare Realty Trust, Inc.	54,597	1,270
Hersha Hospitality Trust	26,903	690
Highwoods Properties, Inc.	51,732	2,067
Hudson Pacific Properties, Inc.	41,234	1,170

NORTHERN FUNDS QUARTERLY REPORT    17    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Real Estate Investment Trusts - 8.3% continued
Independence Realty Trust, Inc.	12,789	$96
InfraREIT, Inc.	12,012	341
Inland Real Estate Corp.	49,294	464
Invesco Mortgage Capital, Inc.	67,582	968
Investors Real Estate Trust	67,798	484
iStar Financial, Inc.*	46,650	621
Kite Realty Group Trust	45,850	1,122
Ladder Capital Corp.	21,766	378
LaSalle Hotel Properties	62,073	2,201
Lexington Realty Trust	112,588	955
LTC Properties, Inc.	19,743	821
Mack-Cali Realty Corp.	48,796	899
Medical Properties Trust, Inc.	114,762	1,505
Monmouth Real Estate Investment Corp.	31,761	309
Monogram Residential Trust, Inc.	91,333	824
National Health Investors, Inc.	20,631	1,285
National Storage Affiliates Trust	12,458	154
New Residential Investment Corp.	109,260	1,665
New Senior Investment Group, Inc.	36,318	486
New York Mortgage Trust, Inc.	59,019	441
New York REIT, Inc.	89,089	886
NexPoint Residential Trust, Inc.	10,297	138
One Liberty Properties, Inc.	7,234	154
Orchid Island Capital, Inc.	9,893	111
Parkway Properties, Inc.	46,386	809
Pebblebrook Hotel Trust	39,455	1,692
Pennsylvania Real Estate Investment Trust	37,871	808
PennyMac Mortgage Investment Trust	40,658	709
Physicians Realty Trust	38,285	588
Potlatch Corp.	22,299	788
Preferred Apartment Communities, Inc., Class A	11,769	117
PS Business Parks, Inc.	10,651	768
QTS Realty Trust, Inc., Class A	13,179	480
RAIT Financial Trust	46,480	284
Ramco-Gershenson Properties Trust	43,959	717
Redwood Trust, Inc.	45,838	720
Resource Capital Corp.	73,150	283
Retail Opportunity Investments Corp.	51,377	803
Rexford Industrial Realty, Inc.	30,253	441
RLJ Lodging Trust	72,665	2,164
Rouse Properties, Inc.	19,942	326
Ryman Hospitality Properties, Inc.	23,883	1,268
Sabra Health Care REIT, Inc.	32,431	835
Saul Centers, Inc.	5,130	252
Select Income REIT	34,333	709
Silver Bay Realty Trust Corp.	20,388	332
Sovran Self Storage, Inc.	19,566	1,700
STAG Industrial, Inc.	35,642	713
Starwood Waypoint Residential Trust	20,880	496
STORE Capital Corp.	18,147	365
Strategic Hotels & Resorts, Inc.*	152,052	1,843
Summit Hotel Properties, Inc.	48,695	634
Sun Communities, Inc.	25,581	1,582
Sunstone Hotel Investors, Inc.	114,636	1,721
Terreno Realty Corp.	23,363	460
Trade Street Residential, Inc.	10,265	68
UMH Properties, Inc.	12,232	120
United Development Funding IV	16,728	292
Universal Health Realty Income Trust	7,003	325
Urban Edge Properties	48,737	1,013
Urstadt Biddle Properties, Inc., Class A	15,296	286
Washington Real Estate Investment Trust	37,113	963
Western Asset Mortgage Capital Corp.	23,716	350
Whitestone REIT	13,095	170
Xenia Hotels & Resorts, Inc.	61,318	1,333

		88,484

Recreational Facilities & Services - 0.5%
AMC Entertainment Holdings, Inc., Class A	11,972	367
Carmike Cinemas, Inc.*	13,063	347
ClubCorp Holdings, Inc.	24,078	575
International Speedway Corp., Class A	15,272	560
Intrawest Resorts Holdings, Inc.*	9,769	114
Marcus (The) Corp.	10,372	199
Reading International, Inc., Class A*	8,384	116
SeaWorld Entertainment, Inc.	37,530	692
SFX Entertainment, Inc.*	24,357	109
Speedway Motorsports, Inc.	6,795	154
Steiner Leisure Ltd.*	7,007	377
Vail Resorts, Inc.	19,958	2,179

		5,789

Renewable Energy - 0.4%
Advanced Energy Industries, Inc.*	22,482	618
Ameresco, Inc., Class A*	10,744	82
EnerSys	24,448	1,719
Enphase Energy, Inc.*	15,099	115
FuelCell Energy, Inc.*	128,033	125
Green Plains, Inc.	20,592	567

EQUITY INDEX FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Renewable Energy - 0.4% continued
MGP Ingredients, Inc.	5,823	$98
Pacific Ethanol, Inc.*	13,836	143
Plug Power, Inc.*	94,870	233
Renewable Energy Group, Inc.*	23,960	277
REX American Resources Corp.*	3,604	229
Silver Spring Networks, Inc.*	20,258	251
Solazyme, Inc.*	43,637	137
Vivint Solar, Inc.*	11,637	142

		4,736

Retail - Consumer Staples - 0.9%
Big Lots, Inc.	29,608	1,332
Casey’s General Stores, Inc.	21,327	2,042
Chefs’ Warehouse (The), Inc.*	10,379	220
Fairway Group Holdings Corp.*	10,197	36
Five Below, Inc.*	29,919	1,183
Fred’s, Inc., Class A	20,791	401
Fresh Market (The), Inc.*	23,599	759
Ingles Markets, Inc., Class A	7,525	360
Natural Grocers by Vitamin Cottage, Inc.*	5,211	128
PriceSmart, Inc.	10,642	971
Smart & Final Stores, Inc.*	13,267	237
SpartanNash Co.	20,533	668
SUPERVALU, Inc.*	143,645	1,162
Village Super Market, Inc., Class A	3,922	124
Weis Markets, Inc.	6,292	265

		9,888

Retail - Discretionary - 4.0%
1-800-Flowers.com, Inc., Class A*	13,753	144
Abercrombie & Fitch Co., Class A	38,179	821
American Eagle Outfitters, Inc.	107,359	1,849
America’s Car-Mart, Inc.*	4,469	220
ANN, Inc.*	25,262	1,220
Asbury Automotive Group, Inc.*	14,986	1,358
Ascena Retail Group, Inc.*	77,093	1,284
Barnes & Noble, Inc.*	27,874	724
Beacon Roofing Supply, Inc.*	27,237	905
bebe stores, Inc.	17,302	35
Big 5 Sporting Goods Corp.	10,163	144
Blue Nile, Inc.*	6,206	189
Boise Cascade Co.*	21,726	797
Boot Barn Holdings, Inc.*	6,554	210
Buckle (The), Inc.	15,547	712
Build-A-Bear Workshop, Inc.*	8,248	132
Builders FirstSource, Inc.*	24,866	319
Burlington Stores, Inc.*	41,407	2,120
Caleres, Inc.	24,035	764
Cato (The) Corp., Class A	14,438	560
Chegg, Inc.*	42,082	330
Chico’s FAS, Inc.	79,017	1,314
Children’s Place (The), Inc.	11,334	741
Christopher & Banks Corp.*	20,074	80
Citi Trends, Inc.*	8,042	195
Conn’s, Inc.*	15,016	596
Container Store Group (The), Inc.*	8,503	143
Destination XL Group, Inc.*	19,310	97
Ethan Allen Interiors, Inc.	14,215	374
Etsy, Inc.*	10,959	154
EVINE Live, Inc.*	25,008	67
Express, Inc.*	46,399	840
Ezcorp, Inc., Class A*	29,175	217
Finish Line (The), Inc., Class A	25,327	705
First Cash Financial Services, Inc.*	15,457	705
Flex Pharma, Inc.*	3,028	52
Francesca’s Holdings Corp.*	22,544	304
Freshpet, Inc.*	11,377	212
Genesco, Inc.*	13,205	872
Group 1 Automotive, Inc.	12,819	1,164
Guess?, Inc.	33,874	649
Haverty Furniture Cos., Inc.	11,504	249
Hibbett Sports, Inc.*	13,696	638
HSN, Inc.	17,882	1,255
Kirkland’s, Inc.	9,489	264
Lands’ End, Inc.*	9,248	230
Liquidity Services, Inc.*	12,172	117
Lithia Motors, Inc., Class A	12,512	1,416
Lumber Liquidators Holdings, Inc.*	14,597	302
MarineMax, Inc.*	13,979	329
Mattress Firm Holding Corp.*	11,256	686
Men’s Wearhouse (The), Inc.	26,549	1,701
Monro Muffler Brake, Inc.	17,484	1,087
Outerwall, Inc.	10,136	771
Overstock.com, Inc.*	6,778	153
Party City Holdco, Inc.*	13,823	280
Pep Boys-Manny Moe & Jack (The)*	30,109	369
PetMed Express, Inc.	11,677	202
Pier 1 Imports, Inc.	49,517	625
Restoration Hardware Holdings, Inc.*	18,353	1,792

NORTHERN FUNDS QUARTERLY REPORT    19    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Retail - Discretionary - 4.0% continued
Rush Enterprises, Inc., Class A*	19,618	$514
Select Comfort Corp.*	28,732	864
Shoe Carnival, Inc.	7,852	227
Sonic Automotive, Inc., Class A	17,997	429
Sportsman’s Warehouse Holdings, Inc.*	9,778	111
Stage Stores, Inc.	16,968	297
Stein Mart, Inc.	16,104	169
Stock Building Supply Holdings, Inc.*	8,533	167
Systemax, Inc.*	6,261	54
Tile Shop Holdings, Inc.*	14,615	207
Tilly’s, Inc., Class A*	5,751	56
Tuesday Morning Corp.*	24,465	276
United Online, Inc.*	8,027	126
Vera Bradley, Inc.*	10,627	120
Vitamin Shoppe, Inc.*	16,331	609
Wayfair, Inc., Class A*	11,008	414
West Marine, Inc.*	10,427	100
Winmark Corp.	1,308	129
zulily, Inc., Class A*	36,003	469
Zumiez, Inc.*	11,659	310

		42,432

Semiconductors - 3.3%
Advanced Micro Devices, Inc.*	349,167	838
Alpha & Omega Semiconductor Ltd.*	11,939	104
Ambarella, Inc.*	17,203	1,767
Amkor Technology, Inc.*	54,262	324
Applied Micro Circuits Corp.*	43,992	297
Applied Optoelectronics, Inc.*	8,148	141
Axcelis Technologies, Inc.*	64,557	191
Brooks Automation, Inc.	36,472	418
Cabot Microelectronics Corp.*	13,715	646
Cascade Microtech, Inc.*	7,033	107
Cavium, Inc.*	30,385	2,091
CEVA, Inc.*	10,915	212
Cirrus Logic, Inc.*	34,628	1,178
Coherent, Inc.*	13,080	830
Cohu, Inc.	14,677	194
Diodes, Inc.*	20,852	503
DSP Group, Inc.*	12,245	126
Entegris, Inc.*	77,108	1,123
Exar Corp.*	22,668	222
Fairchild Semiconductor International, Inc.*	64,010	1,112
FormFactor, Inc.*	31,321	288
II-VI, Inc.*	28,766	546
Inphi Corp.*	21,020	480
Integrated Device Technology, Inc.*	81,525	1,769
Integrated Silicon Solution, Inc.	17,019	377
Intersil Corp., Class A	71,509	895
InvenSense, Inc.*	42,523	642
IXYS Corp.	14,200	217
Lattice Semiconductor Corp.*	63,939	377
M/A-COM Technology Solutions Holdings, Inc.*	12,886	493
Mattson Technology, Inc.*	41,055	137
MaxLinear, Inc., Class A*	28,648	347
Micrel, Inc.	25,038	348
Microsemi Corp.*	52,315	1,828
MKS Instruments, Inc.	29,390	1,115
Monolithic Power Systems, Inc.	21,480	1,089
Nanometrics, Inc.*	13,808	223
NeoPhotonics Corp.*	15,311	140
Newport Corp.*	21,709	412
NVE Corp.	2,815	221
Oclaro, Inc.*	51,640	117
OmniVision Technologies, Inc.*	31,868	835
Park Electrochemical Corp.	10,731	206
Pericom Semiconductor Corp.	12,265	161
Photronics, Inc.*	35,630	339
PMC - Sierra, Inc.*	95,985	822
Power Integrations, Inc.	16,192	732
Rambus, Inc.*	63,112	914
Rudolph Technologies, Inc.*	17,312	208
Semtech Corp.*	36,503	725
Sigma Designs, Inc.*	19,431	232
Silicon Laboratories, Inc.*	23,510	1,270
Tessera Technologies, Inc.	28,928	1,099
Ultra Clean Holdings, Inc.*	16,229	101
Ultratech, Inc.*	14,621	271
Universal Display Corp.*	22,087	1,143
Veeco Instruments, Inc.*	22,044	634
Vishay Intertechnology, Inc.	74,418	869
Xcerra Corp.*	30,297	229

		35,275

Software - 5.3%
2U, Inc.*	13,138	423
ACI Worldwide, Inc.*	63,774	1,567
Actua Corp.*	21,584	308

EQUITY INDEX FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Software - 5.3% continued
Acxiom Corp.*	42,671	$750
Advent Software, Inc.	28,710	1,269
Agilysys, Inc.*	8,650	79
Amber Road, Inc.*	9,610	67
American Software, Inc., Class A	14,458	137
Apigee Corp.*	2,766	27
Appfolio, Inc., Class A*	45	1
Aspen Technology, Inc.*	46,901	2,136
AVG Technologies N.V.*	22,536	613
Avid Technology, Inc.*	17,772	237
Barracuda Networks, Inc.*	4,586	182
Bazaarvoice, Inc.*	33,478	197
Benefitfocus, Inc.*	4,324	190
Blackbaud, Inc.	25,774	1,468
Box, Inc., Class A*	7,008	131
Brightcove, Inc.*	17,692	121
BroadSoft, Inc.*	15,686	542
Calix, Inc.*	23,871	182
Callidus Software, Inc.*	30,720	479
Carbonite, Inc.*	9,766	115
Castlight Health, Inc., Class B*	18,522	151
ChannelAdvisor Corp.*	11,408	136
Code Rebel Corp.*	771	25
CommVault Systems, Inc.*	24,874	1,055
Computer Programs & Systems, Inc.	6,287	336
Connecture, Inc.*	3,720	39
Constant Contact, Inc.*	17,855	514
Cornerstone OnDemand, Inc.*	29,578	1,029
Cvent, Inc.*	12,858	331
Dealertrack Technologies, Inc.*	30,095	1,890
Demandware, Inc.*	18,335	1,303
Digi International, Inc.*	14,005	134
Digital Turbine, Inc.*	26,600	80
Ebix, Inc.	14,727	480
Envestnet, Inc.*	19,366	783
Epiq Systems, Inc.	17,748	300
Five9, Inc.*	12,936	68
Fleetmatics Group PLC*	21,234	994
Glu Mobile, Inc.*	66,072	410
Guidance Software, Inc.*	9,854	83
Guidewire Software, Inc.*	38,653	2,046
Hortonworks, Inc.*	4,030	102
HubSpot, Inc.*	10,335	512
Imperva, Inc.*	14,627	990
inContact, Inc.*	34,181	337
Infoblox, Inc.*	31,174	817
InnerWorkings, Inc.*	19,344	129
Interactive Intelligence Group, Inc.*	9,440	420
Intralinks Holdings, Inc.*	22,179	264
Jive Software, Inc.*	23,507	123
KEYW Holding (The) Corp.*	18,732	175
Limelight Networks, Inc.*	33,213	131
Lionbridge Technologies, Inc.*	33,486	207
LivePerson, Inc.*	30,527	299
LogMeIn, Inc.*	13,452	868
Manhattan Associates, Inc.*	40,546	2,419
Marketo, Inc.*	19,111	536
MedAssets, Inc.*	33,209	733
Mentor Graphics Corp.	55,086	1,456
Merge Healthcare, Inc.*	35,524	171
MicroStrategy, Inc., Class A*	5,160	878
MINDBODY, Inc., Class A*	183	3
MobileIron, Inc.*	21,292	126
Model N, Inc.*	10,622	127
Monotype Imaging Holdings, Inc.	21,606	521
NeuStar, Inc., Class A*	30,395	888
New Relic, Inc.*	3,224	113
Omnicell, Inc.*	20,008	755
OPOWER, Inc.*	14,348	165
Park City Group, Inc.*	5,259	65
Paycom Software, Inc.*	17,336	592
Paylocity Holding Corp.*	8,502	305
PDF Solutions, Inc.*	14,789	237
Pegasystems, Inc.	19,389	444
Press Ganey Holdings, Inc.*	5,662	162
Progress Software Corp.*	27,889	767
Proofpoint, Inc.*	21,657	1,379
PROS Holdings, Inc.*	13,231	279
Q2 Holdings, Inc.*	10,692	302
QAD, Inc., Class A	5,603	148
Qlik Technologies, Inc.*	50,282	1,758
Quality Systems, Inc.	27,213	451
Qualys, Inc.*	13,652	551
Rally Software Development Corp.*	14,314	278
RealNetworks, Inc.*	12,780	69
RealPage, Inc.*	28,431	542
Sapiens International Corp. N.V.	13,513	140
SciQuest, Inc.*	15,862	235

NORTHERN FUNDS QUARTERLY REPORT    21    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Software - 5.3% continued
Seachange International, Inc.*	18,113	$127
SPS Commerce, Inc.*	8,921	587
Synchronoss Technologies, Inc.*	21,085	964
Take-Two Interactive Software, Inc.*	46,505	1,282
Tangoe, Inc.*	21,850	275
Textura Corp.*	10,662	297
Tyler Technologies, Inc.*	18,532	2,398
Varonis Systems, Inc.*	4,909	108
VASCO Data Security International, Inc.*	15,994	483
Verint Systems, Inc.*	33,596	2,041
VirnetX Holding Corp.*	24,811	104
Web.com Group, Inc.*	24,068	583
Workiva, Inc.*	4,037	56
Xactly Corp.*	71	1
Yodlee, Inc.*	9,977	144
Zendesk, Inc.*	29,535	656

		56,483

Specialty Finance - 2.4%
Aircastle Ltd.	34,197	775
Altisource Portfolio Solutions S.A.*	7,801	240
Arlington Asset Investment Corp., Class A	12,650	247
Blackhawk Network Holdings, Inc.*	29,903	1,232
CAI International, Inc.*	9,399	194
Cardtronics, Inc.*	24,662	914
Cash America International, Inc.	15,013	393
Cass Information Systems, Inc.	6,104	343
Ellie Mae, Inc.*	16,280	1,136
Encore Capital Group, Inc.*	14,088	602
Enova International, Inc.*	14,575	272
Essent Group Ltd.*	30,572	836
Euronet Worldwide, Inc.*	28,489	1,758
Federal Agricultural Mortgage Corp., Class C	6,034	175
First American Financial Corp.	59,564	2,216
Flagstar Bancorp, Inc.*	11,613	215
FNFV Group*	43,933	676
Global Cash Access Holdings, Inc.*	34,894	270
Green Dot Corp., Class A*	25,181	482
Heartland Payment Systems, Inc.	19,944	1,078
HFF, Inc., Class A	20,763	866
HomeStreet, Inc.*	12,479	285
Impac Mortgage Holdings, Inc.*	4,722	90
JG Wentworth (The) Co., Class A*	8,786	81
LendingTree, Inc.*	3,181	250
Liberty Tax, Inc.	3,221	80
Marlin Business Services Corp.	4,539	77
McGrath RentCorp	14,672	447
Meta Financial Group, Inc.	3,954	170
MGIC Investment Corp.*	186,753	2,125
MoneyGram International, Inc.*	16,077	148
Nationstar Mortgage Holdings, Inc.*	21,569	362
Nelnet, Inc., Class A	12,952	561
NewStar Financial, Inc.*	13,136	145
Ocwen Financial Corp.*	58,963	601
On Deck Capital, Inc.*	6,448	75
PennyMac Financial Services, Inc., Class A*	7,799	141
PHH Corp.*	27,274	710
PRA Group, Inc.*	26,529	1,653
Regional Management Corp.*	5,874	105
Stewart Information Services Corp.	12,322	490
Stonegate Mortgage Corp.*	7,877	79
Textainer Group Holdings Ltd.	12,377	322
Tiptree Financial, Inc., Class A	16,094	117
Walker & Dunlop, Inc.*	14,502	388
Walter Investment Management Corp.*	21,175	484
World Acceptance Corp.*	4,131	254
Xoom Corp.*	17,486	368

		25,528

Technology Services - 2.6%
Black Box Corp.	7,953	159
Bottomline Technologies de, Inc.*	22,456	625
CACI International, Inc., Class A*	13,340	1,079
Ciber, Inc.*	45,061	155
comScore, Inc.*	18,907	1,007
Comverse, Inc.*	12,820	257
Convergys Corp.	54,423	1,387
CSG Systems International, Inc.	18,006	570
Cubic Corp.	11,760	560
Cyan, Inc.*	15,143	79
Endurance International Group Holdings, Inc.*	32,187	665
Engility Holdings, Inc.	9,905	249
EPAM Systems, Inc.*	26,864	1,914
EVERTEC, Inc.	36,154	768
ExlService Holdings, Inc.*	17,972	622
Fair Isaac Corp.	17,081	1,551
Forrester Research, Inc.	5,491	198

EQUITY INDEX FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Technology Services - 2.6% continued
Globant S.A.*	8,388	$255
ICF International, Inc.*	10,583	369
IGATE Corp.*	19,881	948
Luxoft Holding, Inc.*	10,088	571
ManTech International Corp., Class A	12,984	377
MarketAxess Holdings, Inc.	20,502	1,902
MAXIMUS, Inc.	36,268	2,384
Medidata Solutions, Inc.*	30,348	1,649
NIC, Inc.	35,910	656
Perficient, Inc.*	19,909	383
PFSweb, Inc.*	6,599	91
Rentrak Corp.*	6,967	486
Science Applications International Corp.	25,296	1,337
ServiceSource International, Inc.*	32,222	176
Sykes Enterprises, Inc.*	21,410	519
Syntel, Inc.*	17,122	813
TeleTech Holdings, Inc.	8,915	241
Travelport Worldwide Ltd.	57,917	798
Unisys Corp.*	27,408	548
Virtusa Corp.*	16,293	837
WageWorks, Inc.*	19,420	786

		27,971

Telecom - 1.4%
8x8, Inc.*	48,312	433
Atlantic Tele-Network, Inc.	5,628	389
Cincinnati Bell, Inc.*	112,047	428
Cogent Communications Holdings, Inc.	25,300	856
Consolidated Communications Holdings, Inc.	27,645	581
DigitalGlobe, Inc.*	39,798	1,106
EarthLink Holdings Corp.	55,150	413
FairPoint Communications, Inc.*	11,904	217
General Communication, Inc., Class A*	19,073	324
Global Eagle Entertainment, Inc.*	25,431	331
Globalstar, Inc.*	261,296	551
Gogo, Inc.*	30,765	659
GTT Communications, Inc.*	13,432	321
Hawaiian Telcom Holdco, Inc.*	6,074	159
HC2 Holdings, Inc.*	10,773	96
IDT Corp., Class B	8,548	155
Inteliquent, Inc.	18,441	339
Intelsat S.A.*	15,672	155
Internap Corp.*	31,107	288
Iridium Communications, Inc.*	46,141	419
j2 Global, Inc.	26,517	1,802
Lumos Networks Corp.	12,462	184
NTELOS Holdings Corp.	9,337	43
ORBCOMM, Inc.*	31,263	211
Pacific DataVision, Inc.*	7,127	300
Pendrell Corp.*	89,883	123
Premiere Global Services, Inc.*	25,037	258
RigNet, Inc.*	6,858	210
RingCentral, Inc., Class A*	29,441	544
Shenandoah Telecommunications Co.	13,115	449
Spok Holdings, Inc.	12,406	209
Straight Path Communications, Inc., Class B*	5,126	168
TeleCommunication Systems, Inc., Class A*	26,734	89
Vonage Holdings Corp.*	99,782	490
West Corp.	28,641	862
Windstream Holdings, Inc.	55,317	353
Zix Corp.*	30,589	158

		14,673

Transportation & Logistics - 2.0%
Air Transport Services Group, Inc.*	30,058	315
ArcBest Corp.	14,127	449
Ardmore Shipping Corp.	9,943	120
Atlas Air Worldwide Holdings, Inc.*	13,725	754
Celadon Group, Inc.	14,963	309
Con-way, Inc.	31,663	1,215
Covenant Transportation Group, Inc., Class A*	6,425	161
DHT Holdings, Inc.	50,374	391
Dorian LPG Ltd.*	13,627	227
Eagle Bulk Shipping, Inc.*	12,021	84
Echo Global Logistics, Inc.*	16,151	528
Forward Air Corp.	17,017	889
Frontline Ltd.*	59,159	144
GasLog Ltd.	22,706	453
Gener8 Maritime, Inc.*	7,884	108
Golden Ocean Group Ltd.	38,926	150
Heartland Express, Inc.	27,657	560
Hornbeck Offshore Services, Inc.*	17,510	360
Hub Group, Inc., Class A*	19,812	799
Knight Transportation, Inc.	33,955	908
Marten Transport Ltd.	13,597	295
Matson, Inc.	23,778	1,000
Mobile Mini, Inc.	25,136	1,057

NORTHERN FUNDS QUARTERLY REPORT    23    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Transportation & Logistics - 2.0% continued
ModusLink Global Solutions, Inc.*	20,052	$68
Navios Maritime Acquisition Corp.	47,758	171
Navios Maritime Holdings, Inc.	46,072	171
Nordic American Offshore Ltd.	9,977	81
Nordic American Tankers Ltd.	48,876	696
P.A.M. Transportation Services, Inc.*	1,775	103
Quality Distribution, Inc.*	15,972	247
Radiant Logistics, Inc.*	14,762	108
Roadrunner Transportation Systems, Inc.*	15,669	404
Safe Bulkers, Inc.	21,425	69
Saia, Inc.*	13,460	529
Scorpio Bulkers, Inc.*	98,711	161
Scorpio Tankers, Inc.	98,008	989
Ship Finance International Ltd.	32,357	528
Stamps.com, Inc.*	7,804	574
Swift Transportation Co.*	48,347	1,096
Teekay Tankers Ltd., Class A	44,929	297
Ultrapetrol Bahamas Ltd.*	12,015	14
Universal Truckload Services, Inc.	4,687	103
USA Truck, Inc.*	5,326	113
UTi Worldwide, Inc.*	50,018	500
Werner Enterprises, Inc.	24,376	640
XPO Logistics, Inc.*	39,271	1,774
YRC Worldwide, Inc.*	17,563	228

		20,940

Transportation Equipment - 0.3%
Accuride Corp.*	21,224	82
American Railcar Industries, Inc.	5,352	260
Commercial Vehicle Group, Inc.*	17,766	128
FreightCar America, Inc.	6,958	145
Greenbrier (The) Cos., Inc.	14,487	679
Meritor, Inc.*	53,574	703
Navistar International Corp.*	27,995	634
Wabash National Corp.*	37,273	467

		3,098

Utilities - 3.1%
Abengoa Yield PLC	26,887	842
ALLETE, Inc.	26,767	1,242
American States Water Co.	20,508	767
Artesian Resources Corp., Class A	4,277	90
Atlantic Power Corp.	69,624	214
Avista Corp.	34,173	1,047
Black Hills Corp.	24,499	1,069
California Water Service Group	25,879	591
Chesapeake Utilities Corp.	8,254	445
Cleco Corp.	33,283	1,792
Connecticut Water Service, Inc.	6,267	214
Consolidated Water Co. Ltd.	7,949	100
Dynegy, Inc.*	70,542	2,063
El Paso Electric Co.	22,013	763
Empire District Electric (The) Co.	24,407	532
Genie Energy Ltd., Class B*	6,829	72
IDACORP, Inc.	27,564	1,548
Laclede Group (The), Inc.	23,823	1,240
MGE Energy, Inc.	18,836	730
Middlesex Water Co.	9,226	208
New Jersey Resources Corp.	46,949	1,294
Northwest Natural Gas Co.	14,870	627
NorthWestern Corp.	25,878	1,262
NRG Yield, Inc., Class A	18,841	414
NRG Yield, Inc., Class C	18,829	412
ONE Gas, Inc.	28,872	1,229
Ormat Technologies, Inc.	20,379	768
Otter Tail Corp.	20,925	557
Pattern Energy Group, Inc.	28,324	804
Piedmont Natural Gas Co., Inc.	43,251	1,527
PNM Resources, Inc.	43,599	1,073
PNM Resources, Inc. - (Fractional Shares)(1)	50,000	—
Portland General Electric Co.	43,054	1,428
SJW Corp.	8,962	275
South Jersey Industries, Inc.	37,642	931
Southwest Gas Corp.	25,667	1,366
Spark Energy, Inc., Class A	1,585	25
Talen Energy Corp.*	45,763	785
UIL Holdings Corp.	31,083	1,424
Unitil Corp.	7,251	239
WGL Holdings, Inc.	27,302	1,482
York Water (The) Co.	7,542	157

		33,648

Waste & Environment Services & Equipment - 0.4%
Cantel Medical Corp.	18,785	1,008
Casella Waste Systems, Inc., Class A*	22,944	129
CECO Environmental Corp.	11,596	131
CLARCOR, Inc.	27,598	1,718
Fenix Parts, Inc.*	7,466	75
Heritage-Crystal Clean, Inc.*	7,547	111

EQUITY INDEX FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Waste & Environment Services & Equipment - 0.4% continued
Tetra Tech, Inc.	33,075	$848
US Ecology, Inc.	11,833	576

		4,596

Total Common Stocks (Cost $746,490)		1,036,711

OTHER - 0.0%(1)
Escrow DLB Oil & Gas*	1,200	—
Escrow Gerber Scientific, Inc.*	9,016	—
Escrow Position PetroCorp*	420	—

Total Other (Cost $ —)		—

RIGHTS - 0.0%
Biotechnology & Pharmaceuticals - 0.0%
Omthera Pharmaceuticals, Inc. (Contingent Value Rights)(1) *	3,681	—

Health Care Facilities & Services - 0.0%
BioScrip, Inc.*	39,456	—

Telecom - 0.0%
Leap Wireless International, Inc. (Contingent Value Rights)(1) *	30,708	—

Total Rights (Cost $ — )		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Magnum Hunter Resources Corp., Exp. 4/15/16, Strike $8.50*	9,488	$—

Total Warrants (Cost $ — )		—

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 3.7%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(2)	39,800,921	$39,801

Total Investment Companies (Cost $39,801)		39,801

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.05%, 10/8/15(3) (4)	$2,100	$2,100

Total Short-Term Investments (Cost $2,100)		2,100

Total Investments - 100.8% (Cost $788,391)		1,078,612

Liabilities less Other Assets - (0.8)%		(8,063)

NET ASSETS - 100.0%		$1,070,549

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
(4)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Russell 2000 Mini Index	276	$34,511	Long	9/15	$(157)

At June 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	14.6%
Consumer Staples	3.1
Energy	3.9
Financials	24.3
Health Care	16.1
Industrials	12.8
Information Technology	17.2
Materials	4.0
Telecommunication Services	0.8
Utilities	3.2

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    25    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued	JUNE 30, 2015 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions including risk, market participants would use in pricing a strategy).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$1,036,711	$—	$—	$1,036,711
Investment Companies	39,801	—	—	39,801
Short-Term Investments	—	2,100	—	2,100

Total Investments	$1,076,512	$2,100	$—	$1,078,612

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(157)	$—	$—	$(157)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At June 30, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$796,248

Gross tax appreciation of investments	$336,045
Gross tax depreciation of investments	(53,681)

Net tax appreciation of investments	$282,364

Transactions in affiliated investments for the three months ended June 30, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$38,316	$40,635	$39,150	$1	$39,801

EQUITY INDEX FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND	JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%
Aerospace & Defense - 2.2%
Boeing (The) Co.	243,628	$33,796
General Dynamics Corp.	118,278	16,759
Harris Corp.	46,543	3,580
L-3 Communications Holdings, Inc.	31,187	3,536
Lockheed Martin Corp.	101,240	18,821
Northrop Grumman Corp.	73,397	11,643
Precision Castparts Corp.	52,392	10,472
Raytheon Co.	116,017	11,100
Rockwell Collins, Inc.	50,102	4,627
Textron, Inc.	104,918	4,682
United Technologies Corp.	313,660	34,794

		153,810

Apparel & Textile Products - 0.8%
Fossil Group, Inc.*	16,869	1,170
Hanesbrands, Inc.	151,150	5,036
Michael Kors Holdings Ltd.*	75,773	3,189
NIKE, Inc., Class B	264,238	28,543
PVH Corp.	31,079	3,580
Ralph Lauren Corp.	22,865	3,027
Under Armour, Inc., Class A*	63,296	5,282
VF Corp.	129,135	9,006

		58,833

Asset Management - 1.1%
Affiliated Managers Group, Inc.*	20,597	4,503
Ameriprise Financial, Inc.	68,841	8,600
BlackRock, Inc.	48,184	16,671
Charles Schwab (The) Corp.	436,550	14,253
E*TRADE Financial Corp.*	109,060	3,266
Franklin Resources, Inc.	147,735	7,244
Invesco Ltd.	164,165	6,155
Legg Mason, Inc.	37,849	1,950
Leucadia National Corp.	117,957	2,864
T Rowe Price Group, Inc.	99,949	7,769

		73,275

Automotive - 1.1%
BorgWarner, Inc.	85,262	4,846
Delphi Automotive PLC	109,622	9,328
Ford Motor Co.	1,508,195	22,638
General Motors Co.	510,900	17,028
Goodyear Tire & Rubber (The) Co.	101,223	3,052
Harley-Davidson, Inc.	79,771	4,495
Harman International Industries, Inc.	26,973	3,208
Johnson Controls, Inc.	248,205	12,294

		76,889

Banking - 6.2%
Bank of America Corp.	3,979,272	67,727
BB&T Corp.	277,192	11,174
Citigroup, Inc.	1,149,600	63,504
Comerica, Inc.	66,958	3,436
Fifth Third Bancorp	306,951	6,391
Hudson City Bancorp, Inc.	184,733	1,825
Huntington Bancshares, Inc.	306,548	3,467
JPMorgan Chase & Co.	1,405,945	95,267
KeyCorp	323,237	4,855
M&T Bank Corp.	50,242	6,277
People’s United Financial, Inc.	114,714	1,859
PNC Financial Services Group (The), Inc.	196,734	18,818
Regions Financial Corp.	507,531	5,258
SunTrust Banks, Inc.	196,048	8,434
US Bancorp	672,657	29,193
Wells Fargo & Co.	1,774,714	99,810
Zions Bancorporation	76,177	2,417

		429,712

Biotechnology & Pharmaceuticals - 9.7%
AbbVie, Inc.	651,416	43,769
Alexion Pharmaceuticals, Inc.*	84,830	15,335
Allergan PLC*	148,672	45,116
Amgen, Inc.	288,027	44,218
Biogen, Inc.*	89,120	35,999
Bristol-Myers Squibb Co.	631,429	42,015
Celgene Corp.*	300,451	34,773
Eli Lilly & Co.	370,281	30,915
Endo International PLC*	77,360	6,162
Gilead Sciences, Inc.	556,738	65,183
Hospira, Inc.*	65,037	5,769
Johnson & Johnson	1,050,164	102,349
Mallinckrodt PLC*	44,696	5,261
Merck & Co., Inc.	1,070,200	60,926
Mylan N.V.*	155,967	10,584
Perrigo Co. PLC	55,418	10,243
Pfizer, Inc.	2,332,144	78,197
Regeneron Pharmaceuticals, Inc.*	28,557	14,568
Vertex Pharmaceuticals, Inc.*	92,369	11,406
Zoetis, Inc.	189,343	9,130

		671,918

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2% continued
Chemicals - 2.2%
Air Products & Chemicals, Inc.	73,642	$10,076
Airgas, Inc.	25,466	2,694
Avery Dennison Corp.	33,682	2,053
CF Industries Holdings, Inc.	88,866	5,712
Dow Chemical (The) Co.	410,877	21,024
E.I. du Pont de Nemours & Co.	343,334	21,956
Eastman Chemical Co.	56,193	4,598
FMC Corp.	50,593	2,659
International Flavors & Fragrances, Inc.	30,744	3,360
LyondellBasell Industries N.V., Class A	148,588	15,382
Monsanto Co.	180,526	19,242
Mosaic (The) Co.	117,372	5,499
PPG Industries, Inc.	102,658	11,777
Praxair, Inc.	108,951	13,025
Sherwin-Williams (The) Co.	30,062	8,268
Sigma-Aldrich Corp.	45,106	6,285

		153,610

Commercial Services - 0.3%
ADT (The) Corp.	64,581	2,168
Cintas Corp.	36,596	3,096
Ecolab, Inc.	101,913	11,523
H&R Block, Inc.	104,593	3,101
Robert Half International, Inc.	51,019	2,832

		22,720

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	23,381	3,309
Vulcan Materials Co.	50,696	4,255

		7,564

Consumer Products - 7.0%
Altria Group, Inc.	745,836	36,479
Archer-Daniels-Midland Co.	235,054	11,334
Brown-Forman Corp., Class B	58,917	5,902
Campbell Soup Co.	67,282	3,206
Clorox (The) Co.	49,521	5,151
Coca-Cola (The) Co.	1,486,623	58,320
Coca-Cola Enterprises, Inc.	81,913	3,558
Colgate-Palmolive Co.	321,959	21,059
ConAgra Foods, Inc.	163,056	7,129
Constellation Brands, Inc., Class A	64,538	7,488
Dr. Pepper Snapple Group, Inc.	72,975	5,320
Estee Lauder (The) Cos., Inc., Class A	84,339	7,309
General Mills, Inc.	225,687	12,575
Hershey (The) Co.	55,607	4,940
Hormel Foods Corp.	50,840	2,866
JM Smucker (The) Co.	36,863	3,996
Kellogg Co.	94,276	5,911
Keurig Green Mountain, Inc.	43,793	3,356
Kimberly-Clark Corp.	138,006	14,625
Kraft Foods Group, Inc.	224,383	19,104
McCormick & Co., Inc. (Non Voting)	48,733	3,945
Mead Johnson Nutrition Co.	76,550	6,906
Molson Coors Brewing Co., Class B	60,476	4,222
Mondelez International, Inc., Class A	616,240	25,352
Monster Beverage Corp.*	55,219	7,400
PepsiCo, Inc.	558,674	52,147
Philip Morris International, Inc.	586,810	47,045
Procter & Gamble (The) Co.	1,027,575	80,398
Reynolds American, Inc.	157,425	11,753
Tyson Foods, Inc., Class A	109,604	4,672

		483,468

Containers & Packaging - 0.9%
3M Co.	240,394	37,093
Ball Corp.	52,288	3,668
International Paper Co.	159,498	7,590
MeadWestvaco Corp.	126,651	5,977
Owens-Illinois, Inc.*	59,012	1,354
Sealed Air Corp.	79,775	4,099

		59,781

Distributors - Consumer Staples - 0.1%
Sysco Corp.	226,419	8,174

Distributors - Discretionary - 0.1%
Fastenal Co.	103,087	4,348
Genuine Parts Co.	57,712	5,167

		9,515

Electrical Equipment - 3.0%
Allegion PLC	36,002	2,165
AMETEK, Inc.	90,835	4,976
Amphenol Corp., Class A	117,669	6,821
Eaton Corp. PLC	177,376	11,971
Emerson Electric Co.	253,450	14,049
General Electric Co.	3,817,432	101,429
Honeywell International, Inc.	296,370	30,221
Ingersoll-Rand PLC	100,805	6,796
Rockwell Automation, Inc.	51,171	6,378
Roper Technologies, Inc.	38,024	6,558
TE Connectivity Ltd.	153,635	9,879

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2% continued
Electrical Equipment - 3.0% continued
Tyco International PLC	158,633	$6,104

		207,347

Engineering & Construction Services - 0.1%
Fluor Corp.	55,791	2,958
Jacobs Engineering Group, Inc.*	46,774	1,900
Quanta Services, Inc.*	79,704	2,297

		7,155

Gaming, Lodging & Restaurants - 1.7%
Carnival Corp.	170,586	8,425
Chipotle Mexican Grill, Inc.*	11,838	7,162
Darden Restaurants, Inc.	48,357	3,437
Marriott International, Inc., Class A	78,312	5,826
McDonald’s Corp.	363,033	34,514
Royal Caribbean Cruises Ltd.	61,865	4,868
Starbucks Corp.	568,416	30,476
Starwood Hotels & Resorts Worldwide, Inc.	64,857	5,259
Wyndham Worldwide Corp.	45,518	3,728
Wynn Resorts Ltd.	30,639	3,023
Yum! Brands, Inc.	163,613	14,738

		121,456

Hardware - 5.9%
Apple, Inc.	2,182,718	273,767
Cisco Systems, Inc.	1,927,964	52,942
Corning, Inc.	475,215	9,376
EMC Corp.	736,884	19,446
F5 Networks, Inc.*	27,233	3,278
FLIR Systems, Inc.	52,138	1,607
Garmin Ltd.	45,336	1,992
Hewlett-Packard Co.	683,397	20,509
Juniper Networks, Inc.	133,200	3,459
Motorola Solutions, Inc.	70,253	4,028
NetApp, Inc.	117,284	3,702
Pitney Bowes, Inc.	75,320	1,567
Seagate Technology PLC	120,692	5,733
Western Digital Corp.	81,973	6,428

		407,834

Health Care Facilities & Services - 2.9%
Aetna, Inc.	132,241	16,855
AmerisourceBergen Corp.	78,936	8,394
Anthem, Inc.	100,130	16,435
Cardinal Health, Inc.	124,865	10,445
Cigna Corp.	97,569	15,806
DaVita HealthCare Partners, Inc.*	65,558	5,210
Express Scripts Holding Co.*	276,283	24,573
HCA Holdings, Inc.*	109,823	9,963
Henry Schein, Inc.*	31,806	4,520
Humana, Inc.	56,507	10,809
Laboratory Corp. of America Holdings*	38,466	4,663
McKesson Corp.	87,904	19,762
Patterson Cos., Inc.	32,539	1,583
Quest Diagnostics, Inc.	54,444	3,948
Tenet Healthcare Corp.*	37,338	2,161
UnitedHealth Group, Inc.	360,998	44,042
Universal Health Services, Inc., Class B	34,277	4,871

		204,040

Home & Office Products - 0.6%
DR Horton, Inc.	126,527	3,462
Leggett & Platt, Inc.	52,189	2,541
Lennar Corp., Class A	67,329	3,436
Masco Corp.	131,637	3,511
Mohawk Industries, Inc.*	23,588	4,503
Newell Rubbermaid, Inc.	102,428	4,211
PulteGroup, Inc.	125,694	2,533
Snap-on, Inc.	21,939	3,494
Stanley Black & Decker, Inc.	58,310	6,136
Whirlpool Corp.	30,006	5,192

		39,019

Industrial Services - 0.1%
United Rentals, Inc.*	36,422	3,191
WW Grainger, Inc.	22,661	5,363

		8,554

Institutional Financial Services - 1.6%
Bank of New York Mellon (The) Corp.	425,114	17,842
CME Group, Inc.	120,658	11,229
Goldman Sachs Group (The), Inc.	152,311	31,801
Intercontinental Exchange, Inc.	42,415	9,484
Morgan Stanley	582,300	22,587
NASDAQ OMX Group (The), Inc.	45,095	2,201
Northern Trust Corp.(1)	80,837	6,181
State Street Corp.	155,686	11,988

		113,313

Insurance - 4.1%
ACE Ltd.	123,639	12,572
Aflac, Inc.	164,246	10,216
Allstate (The) Corp.	155,075	10,060

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2% continued
Insurance - 4.1% continued
American International Group, Inc.	505,237	$31,234
Aon PLC	106,803	10,646
Assurant, Inc.	25,601	1,715
Berkshire Hathaway, Inc., Class B*	690,700	94,011
Chubb (The) Corp.	87,225	8,299
Cincinnati Financial Corp.	55,559	2,788
Genworth Financial, Inc., Class A*	186,639	1,413
Hartford Financial Services Group (The), Inc.	159,160	6,616
Lincoln National Corp.	96,807	5,733
Loews Corp.	112,969	4,350
Marsh & McLennan Cos., Inc.	203,762	11,553
MetLife, Inc.	423,818	23,730
Principal Financial Group, Inc.	103,060	5,286
Progressive (The) Corp.	201,404	5,605
Prudential Financial, Inc.	171,491	15,009
Torchmark Corp.	48,400	2,818
Travelers (The) Cos., Inc.	120,396	11,637
Unum Group	95,318	3,408
XL Group PLC	116,783	4,344

		283,043

Iron & Steel - 0.1%
Allegheny Technologies, Inc.	42,034	1,269
Nucor Corp.	120,051	5,291

		6,560

Leisure Products - 0.1%
Hasbro, Inc.	42,515	3,180
Mattel, Inc.	127,852	3,284

		6,464

Machinery - 0.9%
Caterpillar, Inc.	229,177	19,439
Deere & Co.	126,554	12,282
Dover Corp.	60,162	4,222
Flowserve Corp.	50,847	2,678
Illinois Tool Works, Inc.	128,534	11,798
Joy Global, Inc.	36,679	1,328
Parker-Hannifin Corp.	52,869	6,150
Pentair PLC	68,873	4,735
Xylem, Inc.	69,584	2,579

		65,211

Media - 6.9%
Cablevision Systems Corp., Class A (New York Group)	84,139	2,014
CBS Corp., Class B (Non Voting)	171,063	9,494
Comcast Corp., Class A	952,426	57,279
DIRECTV*	190,603	17,686
Discovery Communications, Inc., Class A*	55,928	1,860
Discovery Communications, Inc., Class C*	99,293	3,086
Expedia, Inc.	37,587	4,110
Facebook, Inc., Class A*	797,876	68,430
Gannett Co., Inc.*	42,932	601
Google, Inc., Class A*	108,425	58,554
Google, Inc., Class C*	108,735	56,598
Interpublic Group of (The) Cos., Inc.	155,461	2,996
News Corp., Class A*	187,776	2,740
Omnicom Group, Inc.	92,144	6,403
Priceline Group (The), Inc.*	19,613	22,582
Scripps Networks Interactive, Inc., Class A	36,748	2,402
TEGNA, Inc.	85,864	2,754
Time Warner Cable, Inc.	107,110	19,084
Time Warner, Inc.	312,399	27,307
TripAdvisor, Inc.*	42,031	3,662
Twenty-First Century Fox, Inc., Class A	670,831	21,832
VeriSign, Inc.*	39,696	2,450
Viacom, Inc., Class B	135,568	8,763
Walt Disney (The) Co.	591,416	67,504
Yahoo!, Inc.*	331,232	13,014

		483,205

Medical Equipment & Devices - 3.0%
Abbott Laboratories	563,445	27,654
Agilent Technologies, Inc.	126,829	4,893
Baxter International, Inc.	206,062	14,410
Becton Dickinson and Co.	79,572	11,271
Boston Scientific Corp.*	508,625	9,003
CR Bard, Inc.	28,030	4,785
Danaher Corp.	233,480	19,983
DENTSPLY International, Inc.	53,446	2,755
Edwards Lifesciences Corp.*	40,804	5,812
Intuitive Surgical, Inc.*	14,027	6,796
Medtronic PLC	539,840	40,002
Pall Corp.	40,483	5,038
PerkinElmer, Inc.	42,081	2,215
St. Jude Medical, Inc.	106,218	7,761
Stryker Corp.	113,107	10,810
Thermo Fisher Scientific, Inc.	150,733	19,559
Varian Medical Systems, Inc.*	37,646	3,175
Waters Corp.*	31,386	4,029

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2% continued
Medical Equipment & Devices - 3.0% continued
Zimmer Biomet Holdings, Inc.	64,951	$7,095

		207,046

Metals & Mining - 0.2%
Alcoa, Inc.	461,440	5,145
Freeport-McMoRan, Inc.	393,565	7,328
Newmont Mining Corp.	199,378	4,658

		17,131

Oil, Gas & Coal - 7.8%
Anadarko Petroleum Corp.	192,585	15,033
Apache Corp.	143,820	8,288
Baker Hughes, Inc.	164,186	10,130
Cabot Oil & Gas Corp.	157,056	4,954
Cameron International Corp.*	73,080	3,827
Chesapeake Energy Corp.	194,520	2,173
Chevron Corp.	712,510	68,736
Cimarex Energy Co.	35,391	3,904
ConocoPhillips	467,454	28,706
CONSOL Energy, Inc.	87,498	1,902
Devon Energy Corp.	146,145	8,694
Diamond Offshore Drilling, Inc.	25,510	658
Ensco PLC, Class A	88,565	1,972
EOG Resources, Inc.	208,113	18,220
EQT Corp.	57,237	4,656
Exxon Mobil Corp.	1,584,431	131,825
FMC Technologies, Inc.*	86,930	3,607
Halliburton Co.	323,784	13,945
Helmerich & Payne, Inc.	40,227	2,833
Hess Corp.	93,368	6,244
Kinder Morgan, Inc.	657,122	25,227
Marathon Oil Corp.	254,691	6,760
Marathon Petroleum Corp.	206,328	10,793
Murphy Oil Corp.	63,422	2,636
National Oilwell Varco, Inc.	146,501	7,073
Newfield Exploration Co.*	62,814	2,269
Noble Corp. PLC	91,110	1,402
Noble Energy, Inc.	146,173	6,239
Occidental Petroleum Corp.	291,169	22,644
ONEOK, Inc.	78,217	3,088
Phillips 66	205,339	16,542
Pioneer Natural Resources Co.	56,881	7,889
Range Resources Corp.	62,528	3,088
Schlumberger Ltd.	480,868	41,446
Southwestern Energy Co.*	145,314	3,303
Spectra Energy Corp.	253,303	8,258
Tesoro Corp.	48,184	4,067
Transocean Ltd.	127,842	2,061
Valero Energy Corp.	192,777	12,068
Williams (The) Cos., Inc.	254,707	14,618

		541,778

Passenger Transportation - 0.5%
American Airlines Group, Inc.	263,092	10,507
Delta Air Lines, Inc.	311,282	12,787
Southwest Airlines Co.	252,292	8,348

		31,642

Real Estate - 0.1%
CBRE Group, Inc., Class A*	106,021	3,923

Real Estate Investment Trusts - 2.4%
American Tower Corp.	160,610	14,983
Apartment Investment & Management Co., Class A	58,886	2,175
AvalonBay Communities, Inc.	50,256	8,034
Boston Properties, Inc.	57,947	7,014
Crown Castle International Corp.	127,891	10,270
Equinix, Inc.	21,710	5,514
Equity Residential	137,388	9,641
Essex Property Trust, Inc.	25,009	5,314
General Growth Properties, Inc.	237,658	6,098
HCP, Inc.	173,781	6,338
Health Care REIT, Inc.	133,382	8,754
Host Hotels & Resorts, Inc.	286,873	5,689
Iron Mountain, Inc.	70,265	2,178
Kimco Realty Corp.	155,571	3,507
Macerich (The) Co.	53,375	3,982
Plum Creek Timber Co., Inc.	67,190	2,726
Prologis, Inc.	199,037	7,384
Public Storage	54,895	10,121
Realty Income Corp.	88,247	3,917
Simon Property Group, Inc.	117,983	20,413
SL Green Realty Corp.	38,119	4,189
Ventas, Inc.	124,828	7,751
Vornado Realty Trust	66,130	6,278
Weyerhaeuser Co.	195,251	6,150

		168,420

Renewable Energy - 0.0%
First Solar, Inc.*	28,249	1,327

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2% continued
Retail - Consumer Staples - 2.8%
Costco Wholesale Corp.	166,174	$22,443
CVS Health Corp.	427,273	44,812
Dollar General Corp.	112,782	8,768
Dollar Tree, Inc.*	77,636	6,133
Family Dollar Stores, Inc.	36,294	2,860
Kroger (The) Co.	185,458	13,448
Target Corp.	242,175	19,769
Walgreens Boots Alliance, Inc.	330,617	27,917
Wal-Mart Stores, Inc.	598,252	42,434
Whole Foods Market, Inc.	135,953	5,362

		193,946

Retail - Discretionary - 4.1%
Amazon.com, Inc.*	144,671	62,800
AutoNation, Inc.*	28,154	1,773
AutoZone, Inc.*	12,007	8,007
Bed Bath & Beyond, Inc.*	65,410	4,512
Best Buy Co., Inc.	110,584	3,606
CarMax, Inc.*	79,260	5,248
Coach, Inc.	104,372	3,612
eBay, Inc.*	418,748	25,225
GameStop Corp., Class A	40,440	1,737
Gap (The), Inc.	100,721	3,845
Home Depot (The), Inc.	492,188	54,697
Kohl’s Corp.	74,425	4,660
L Brands, Inc.	93,167	7,987
Lowe’s Cos., Inc.	353,455	23,671
Macy’s, Inc.	127,192	8,582
Netflix, Inc.*	23,040	15,136
Nordstrom, Inc.	52,901	3,941
O’Reilly Automotive, Inc.*	38,298	8,655
Ross Stores, Inc.	156,262	7,596
Staples, Inc.	242,214	3,708
Tiffany & Co.	42,371	3,890
TJX (The) Cos., Inc.	257,625	17,047
Tractor Supply Co.	51,726	4,652
Urban Outfitters, Inc.*	37,504	1,313

		285,900

Semiconductors - 3.0%
Altera Corp.	114,319	5,853
Analog Devices, Inc.	119,537	7,672
Applied Materials, Inc.	469,353	9,021
Avago Technologies Ltd.	96,916	12,883
Broadcom Corp., Class A	205,932	10,603
Intel Corp.	1,798,049	54,688
KLA-Tencor Corp.	61,066	3,433
Lam Research Corp.	60,041	4,884
Linear Technology Corp.	89,944	3,978
Microchip Technology, Inc.	75,805	3,595
Micron Technology, Inc.*	407,322	7,674
NVIDIA Corp.	194,922	3,920
Qorvo, Inc.*	56,133	4,506
QUALCOMM, Inc.	617,483	38,673
SanDisk Corp.	78,920	4,595
Skyworks Solutions, Inc.	71,968	7,492
Texas Instruments, Inc.	393,805	20,285
Xilinx, Inc.	98,315	4,342

		208,097

Software - 3.9%
Adobe Systems, Inc.*	179,694	14,557
Akamai Technologies, Inc.*	67,942	4,744
Autodesk, Inc.*	85,794	4,296
CA, Inc.	121,083	3,547
Cerner Corp.*	116,456	8,042
Citrix Systems, Inc.*	60,683	4,258
Electronic Arts, Inc.*	117,358	7,804
Intuit, Inc.	104,509	10,531
Microsoft Corp.	3,064,891	135,315
Oracle Corp.	1,207,834	48,676
Red Hat, Inc.*	69,226	5,256
Salesforce.com, Inc.*	230,999	16,085
Symantec Corp.	257,482	5,986

		269,097

Specialty Finance - 2.4%
Alliance Data Systems Corp.*	23,392	6,829
American Express Co.	331,047	25,729
Capital One Financial Corp.	207,115	18,220
Discover Financial Services	167,190	9,633
Fidelity National Information Services, Inc.	107,427	6,639
Fiserv, Inc.*	90,251	7,476
MasterCard, Inc., Class A	367,181	34,324
Navient Corp.	146,212	2,663
Total System Services, Inc.	61,773	2,580
Visa, Inc., Class A	732,707	49,201
Western Union (The) Co.	196,134	3,987

		167,281

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2% continued
Technology Services - 2.2%
Accenture PLC, Class A	237,068	$22,943
Automatic Data Processing, Inc.	177,996	14,281
Cognizant Technology Solutions Corp., Class A*	231,464	14,140
Computer Sciences Corp.	51,468	3,378
Dun & Bradstreet (The) Corp.	13,718	1,674
Equifax, Inc.	45,372	4,405
International Business Machines Corp.	347,010	56,445
McGraw Hill Financial, Inc.	104,227	10,470
Moody’s Corp.	67,127	7,247
Nielsen N.V.	140,222	6,278
Paychex, Inc.	123,765	5,802
Teradata Corp.*	54,848	2,029
Xerox Corp.	394,974	4,202

		153,294

Telecom - 2.2%
AT&T, Inc.	1,967,164	69,874
CenturyLink, Inc.	214,020	6,288
Frontier Communications Corp.	438,421	2,170
Level 3 Communications, Inc.*	111,630	5,879
Verizon Communications, Inc.	1,544,837	72,005

		156,216

Transportation & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	55,264	3,448
CSX Corp.	373,482	12,194
Expeditors International of Washington, Inc.	72,706	3,352
FedEx Corp.	99,995	17,039
JB Hunt Transport Services, Inc.	34,844	2,860
Kansas City Southern	41,644	3,798
Norfolk Southern Corp.	116,176	10,149
Ryder System, Inc.	19,727	1,724
Union Pacific Corp.	331,897	31,653
United Parcel Service, Inc., Class B	262,489	25,438

		111,655

Transportation Equipment - 0.2%
Cummins, Inc.	63,593	8,343
PACCAR, Inc.	134,079	8,555

		16,898

Utilities - 2.8%
AES Corp.	257,824	3,419
AGL Resources, Inc.	45,480	2,118
Ameren Corp.	91,915	3,463
American Electric Power Co., Inc.	186,566	9,882
CenterPoint Energy, Inc.	162,603	3,094
CMS Energy Corp.	103,317	3,290
Consolidated Edison, Inc.	110,948	6,422
Dominion Resources, Inc.	224,170	14,990
DTE Energy Co.	67,324	5,025
Duke Energy Corp.	261,214	18,447
Edison International	123,302	6,853
Entergy Corp.	68,563	4,834
Eversource Energy	121,396	5,513
Exelon Corp.	327,398	10,287
FirstEnergy Corp.	159,679	5,198
NextEra Energy, Inc.	168,391	16,507
NiSource, Inc.	121,305	5,530
NRG Energy, Inc.	128,165	2,932
Pepco Holdings, Inc.	95,156	2,564
PG&E Corp.	182,282	8,950
Pinnacle West Capital Corp.	42,085	2,394
PPL Corp.	254,741	7,507
Public Service Enterprise Group, Inc.	191,504	7,522
SCANA Corp.	53,749	2,722
Sempra Energy	88,342	8,741
Southern (The) Co.	343,468	14,391
TECO Energy, Inc.	89,370	1,578
WEC Energy Group, Inc.	118,286	5,319
Xcel Energy, Inc.	191,659	6,168

		195,660

Waste & Environment Services & Equipment - 0.2%
Republic Services, Inc.	95,267	3,732
Stericycle, Inc.*	32,143	4,304
Waste Management, Inc.	160,714	7,449

		15,485

Total Common Stocks (Cost $4,286,478)		6,907,266

INVESTMENT COMPANIES - 0.5%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(2)	32,212,975	32,213

Total Investment Companies (Cost $32,213)		32,213

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.05%, 10/8/15(3) (4)	$14,960	$14,959

Total Short-Term Investments (Cost $14,958)		14,959

Total Investments - 99.9% (Cost $4,333,649)		6,954,438

Other Assets less Liabilities - 0.1%		4,546

NET ASSETS - 100.0%		$6,958,984

(1)	Investment in affiliate.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
(4)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-Mini S&P 500	503	$51,668	Long	9/15	$(471)

At June 30, 2015, the industry sectors for the Fund were :

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.8%
Consumer Staples	9.4
Energy	7.8
Financials	16.6
Health Care	15.4
Industrials	10.1
Information Technology	19.6
Materials	3.2
Telecommunication Services	2.3
Utilities	2.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$6,907,266	$—	$—	$6,907,266
Investment Companies	32,213	—	—	32,213
Short-Term Investments	—	14,959	—	14,959

Total Investments	$6,939,479	$14,959	$—	$6,954,438

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(471)	$—	$—	$(471)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At June 30, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$4,455,708

Gross tax appreciation of investments	$2,569,825
Gross tax depreciation of investments	(71,095)

Net tax appreciation of investments	$2,498,730

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

Transactions in affiliated investments for the three months ended June 30, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$260,729	$136,922	$365,438	$—	$—	$3	$32,213
Northern Trust Corp.	5,630	—	—	551	—	29	6,181

Total	$266,359	$136,922	$365,438	$551	$—	$32	$38,394

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND	JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.1%
California - 97.1%
Alameda County IDA Revenue VRDB, Convergent Laser Tech,
(Wells Fargo Bank N.A. LOC),
0.08%, 7/8/15	$4,040	$4,040
Alameda Public Financing Authority VRDB, Series A, Alameda Point Improvement Project,
(MUFG Union Bank N.A. LOC),
0.05%, 7/8/15	200	200
California Educational Facilities Authority Adjustable Revenue Refunding Bonds, Stanford University, Series L-3,
0.06%, 7/8/15	200	200
California Educational Facilities Authority Adjustable Revenue Refunding Bonds, Stanford University, Series L-4,
0.06%, 7/8/15	2,390	2,390
California Health Facilities Financing Authority Revenue VRDB, Adventist Health System, West, Series B,
(U.S. Bank N.A. LOC),
0.02%, 7/1/15	9,150	9,150
California Health Facilities Financing Authority Revenue VRDB, Catholic Healthcare, Series H,
(Wells Fargo Bank N.A. LOC),
0.06%, 7/8/15	6,400	6,400
California Infrastructure & Economic Development Bank Refunding Revenue VRDB, Series C, Pacific Gas & Electric,
(Sumitomo Mitsui Banking Corp. LOC),
0.03%, 7/1/15	5,350	5,350
California Infrastructure & Economic Development Bank Revenue Refunding VRDB, Los Angeles Museum, Series A,
(Wells Fargo Bank N.A. LOC),
0.01%, 7/1/15	14,445	14,445
California Infrastructure & Economic Development Bank Revenue Refunding VRDB, Pacific Gas & Electric, Series A,
(MUFG Union Bank N.A. LOC),
0.02%, 7/1/15	10,450	10,450
California Infrastructure & Economic Development Bank Revenue VRDB, Pinewood School Project,
(Comerica Bank LOC),
0.08%, 7/8/15	8,630	8,630
California Municipal Finance Authority Revenue VRDB, Westmont College, Series A,
(Comerica Bank LOC),
0.10%, 7/8/15	12,450	12,450
California Pollution Control Financing Authority Revenue Refunding Bonds, Pacific Gas & Electric, Series F,
(JPMorgan Chase Bank N.A. LOC),
0.01%, 7/1/15	3,100	3,100
California Pollution Control Financing Authority Solid Waste Disposal Revenue VRDB, Mission Trail Waste,
(Comerica Bank LOC),
0.12%, 7/8/15	2,440	2,440
California State Educational Facilities Authority Adjustable Revenue Refunding Bonds, Series L-5, Stanford University,
0.06%, 7/8/15	100	100
California State Educational Facilities Authority Adjustable Revenue Refunding Bonds, Series L-6, Stanford University,
0.06%, 7/8/15	300	300
California State G.O. Unlimited Revenue VRDB, Series A4, Kindergarten Project,
(Citibank N.A. LOC),
0.01%, 7/1/15	4,500	4,500
California Statewide Communities Development Authority Gas Supply Revenue VRDB,
0.07%, 7/8/15	8,000	8,000
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Pine View Apartments, Series A,
(Citibank N.A. LOC),
0.08%, 7/8/15	1,100	1,100
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, South Shore Apartments, Series M,
(FHLB of San Francisco LOC),
0.07%, 7/8/15	4,290	4,290
California Statewide Communities Development Authority Multifamily Revenue VRDB, Varenna Assisted Living,
(FHLB of San Francisco LOC),
0.07%, 7/8/15	7,785	7,785

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.1% continued
California - 97.1% continued
California Statewide Communities Development Authority Revenue Bonds, Kaiser Permanente, Series B,
(Kaiser Permanente Gtd.),
0.04%, 7/8/15	$5,000	$5,000
California Statewide Communities Development Authority Revenue VRDB, Community Hospital of Monterey,
(Wells Fargo Bank N.A. LOC),
0.06%, 7/8/15	15,000	15,000
California Statewide Communities Development Authority Revenue VRDB, Development at Robert Louis Stevenson,
(U.S. Bank N.A. LOC),
0.06%, 7/8/15	6,700	6,700
Castaic Lake Water Agency California Revenue COPS VRDB, 1994 Refunding Project,
(Wells Fargo Bank N.A. LOC),
0.06%, 7/8/15	4,000	4,000
City & County of San Francisco California Multifamily Housing Revenue Refunding VRDB, Post Street Towers, Series A,
(FHLMC LOC),
0.06%, 7/8/15	8,800	8,800
City & County of San Francisco Public Utilities Community Municipal Interest Bearing CP,
(Wells Fargo Bank N.A. LOC),
0.08%, 8/5/15	7,500	7,500
City of Fresno California Multifamily Housing Revenue Refunding VRDB, Heron Pointe Apartments, Series A,
(FNMA LOC),
0.06%, 7/8/15	5,880	5,880
City of Los Angeles G.O. Unlimited TRANS,
2.00%, 7/9/15(1)	4,000	4,065
City of Manhattan Beach California COPS Refunding VRDB,
(MUFG Union Bank N.A. LOC),
0.09%, 7/8/15	2,115	2,115
City of Oceanside California Multifamily Housing Revenue VRDB, Shadow Way, Non AMT,
(FHLMC LOC),
0.07%, 7/8/15	700	700
City of Riverside Water Variable Revenue Refunding Bonds, Series A,
0.11%, 7/8/15	3,300	3,300
City of Salinas California Economic Development Revenue VRDB, Monterey County Public Building, Series A,
(Bank of New York Mellon LOC),
0.08%, 7/8/15	11,580	11,580
Corona California Multifamily Housing Revenue Refunding VRDB, Country Hills Project,
(FHLMC LOC),
0.07%, 7/8/15	4,600	4,600
County of Los Angeles TRANS,
5.00%, 7/1/15(1)	4,000	4,187
County of Riverside G.O. Limited TRANS,
2.00%, 7/1/15(1)	4,000	4,068
County of Riverside Teeter Obligation Revenue Notes, Series D,
1.50%, 10/14/15	4,000	4,016
County of San Bernardino G.O. Unlimited TRANS, Series A,
2.00%, 7/1/15(1)	4,000	4,069
Golden Empire Schools Financing Authority Lease Revenue Refunding Notes, Kern High School District Projects,
0.27%, 7/8/15	4,000	4,000
Irvine Ranch Water District VRDB, Special Assessment, Districts Numbers 140-240-105-250,
(U.S. Bank N.A. LOC),
0.01%, 7/1/15	15,000	15,000
Irvine Unified School District Special Tax Adjustable Bonds, Community Facilities District 09,
(Sumitomo Mitsui Banking Corp. LOC),
0.05%, 7/1/15	5,000	5,000
Livermore Refunding VRDB, 2008 Government COPS,
(U.S. Bank N.A. LOC),
0.06%, 7/8/15	8,000	8,000
Los Angeles California Multifamily Revenue Refunding VRDB, Mountainback,
(FHLMC LOC),
0.08%, 7/8/15	8,240	8,240
Los Angeles Department of Water & Power Waterworks Revenue VRDB, Subseries B-2,
0.01%, 7/1/15	11,000	11,000

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.1% continued
California - 97.1% continued
Metropolitan Water District of Southern California Revenue Refunding VRDB, Series D,
0.06%, 7/8/15	$4,500	$4,500
Mission Viejo Community Development Financing Authority Revenue VRDB, Mall Improvement Project, Series A,
(MUFG Union Bank N.A. LOC),
0.05%, 7/8/15	8,300	8,300
Monterey Peninsula Unified School District G.O. Unlimited BANS,
2.50%, 11/1/15	1,500	1,511
Nuveen California Dividend Advantage Municipal Fund Tax-Exempt Preferred Floating VRDP, Series 5,
0.14%, 7/8/15(2)	5,000	5,000
Orange County California Apartment Development Adjustable Revenue Refunding Bonds, Larkspur Canyon Apartments, Series A,
(FNMA LOC),
0.06%, 7/8/15	7,435	7,435
Orange County Housing Authority Apartment Development Revenue Refunding VRDB, Oasis Martinique, Class I,
(FNMA LOC),
0.08%, 7/8/15	5,000	5,000
Riverside County Multifamily Housing Authority Revenue Refunding VRDB, Tyler Springs Apartments, Series C,
(FNMA LOC),
0.06%, 7/8/15	7,500	7,500
Sacramento County Multifamily Housing Authority Revenue Refunding VRDB, Ashford, Series D,
(FNMA LOC),
0.07%, 7/8/15	5,400	5,400
Sacramento Transportation Authority Measure A Sales Tax Revenue Refunding VRDB, Measure A,
0.05%, 7/8/15	6,000	6,000
San Bernardino County California Multifamily Revenue Refunding VRDB, Housing Mortgage Mountain View,
(FNMA LOC),
0.08%, 7/8/15	7,260	7,260
San Francisco City & County Airports Community International Airport Revenue Refunding VRDB, Second Series 37C,
(MUFG Union Bank N.A. LOC),
0.06%, 7/8/15	595	595
San Francisco City & County Finance Corp. Adjustable Revenue Refunding Bonds, Series 2008-1, Moscone Center,
(State Street Bank & Trust Co. LOC),
0.06%, 7/8/15	5,010	5,010
State of California Adjustable G.O. Unlimited Bonds, Series A-1, Kindergarten,
(Citibank N.A. LOC),
0.01%, 7/1/15	3,300	3,300
State of California Adjustable G.O. Unlimited Bonds, Series B-1, Kindergarten,
(Citibank N.A. LOC),
0.01%, 7/1/15	6,900	6,900
State of California Department of Water Resources Municipal Interest Bearing CP,
(Bank of Montreal Gtd.),
0.08%, 7/9/15	8,109	8,109
State of California G.O. Unlimited VRDB, Series A5, Kindergarden Project,
(Citibank N.A. LOC),
0.01%, 7/1/15	10,000	10,000
State of California G.O. Unlimited VRDB, Subseries B-7,
(JPMorgan Chase Bank N.A. LOC),
0.01%, 7/1/15	14,500	14,500
State of California G.O., Series A-3,
(Bank of Montreal LOC),
0.01%, 7/1/15	12,200	12,200
State of California Municipal Interest Bearing CP,
0.10%, 8/4/15	8,000	8,000
Sunnyvale COPS Refunding VRDB, Government Center Site, Series A,
(MUFG Union Bank N.A. LOC),
0.06%, 7/8/15	12,795	12,795
Tahoe Forest Hospital District California Revenue VRDB, Health Facility,
(U.S. Bank N.A. LOC),
0.03%, 7/1/15	2,445	2,445
University of California Municipal CP,
0.06%, 7/8/15	8,000	8,000

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.1% continued
California - 97.1% continued
Western Municipal Water District Facilities Authority Revenue Refunding Bonds, Series A,
(MUFG Union Bank N.A. LOC),
0.06%, 7/8/15	$6,500	$6,500

		408,400

Total Municipal Investments (Cost $408,400)		408,400

Total Investments - 97.1% (Cost $408,400)(3)		408,400

Other Assets less Liabilities - 2.9%		12,250

NET ASSETS - 100.0%		$420,650

(1)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Trustees of Northern Funds.
(3)	The cost for federal income tax purposes was $408,400.

Percentages shown are based on Net Assets.

At June 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Air, Transportation, Water Services and Solid Waste Management	17.4%
Educational Services	16.1
Electrical Services, Power and Utility	7.7
Executive, Legislative & General Government	11.1
General Medical and Surgical Hospitals, Specialty Hospitals, Nursing and Personal Care	5.6
Miscellaneous Revenues	11.5
Urban and Community Development, Housing Programs and Social Services	24.4
All other sectors less than 5%	6.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of June 30, 2015:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by California Municipal Money Market Fund(1) (2)	$—	$408,400	$—	$408,400

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the Fund are valued at amortized cost and therefore are classified as Level 2. NTI categorizes an investment in the Fund as Level 1, due to quoted market prices being available in active markets.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

COPS - Certificates of Participation

CP - Commercial Paper

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

IDA - Industrial Development Authority

LOC - Letter of Credit

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

VRDP - Variable Rate Demand Preferred

NORTHERN FUNDS QUARTERLY REPORT    5    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND	JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ABS COMMERCIAL PAPER - 5.5%
ABS Other - 5.5%
Collateralized Commercial Paper Co. LLC,
0.35%, 7/31/15	$33,000	$32,991
0.36%, 9/8/15	45,000	44,970
Collateralized Commercial Paper II Co.,
0.31%, 7/1/15(1) (2)	54,000	54,000
0.32%, 7/28/15(1)	34,000	34,000
0.32%, 8/10/15(2)	47,500	47,500
Kells Funding LLC,
0.20%, 7/17/15(1)	28,000	27,998
0.28%, 7/27/15(1) (2)	36,000	35,999
0.23%, 10/13/15	50,000	49,965
Victory Receivables Corp.,
0.18%, 7/13/15	48,000	47,997
0.18%, 7/16/15(1)	55,000	54,996
0.19%, 7/27/15	15,000	14,998

		445,414

Total ABS Commercial Paper (Cost $445,414)		445,414

ASSET-BACKED SECURITIES - 0.5%
ABS Other - 0.2%
Dell Equipment Finance Trust, Series 2015-1, Class A1,
0.42%, 10/2/15(1)	11,664	11,664
Volvo Financial Equipment LLC, Series 2015 1A, Class A1,
0.35%, 9/15/15(1)	2,385	2,384

		14,048

Car Loan - 0.3%
Honda Auto Receivables Owner Trust, Series 2014-4,
0.22%, 8/18/15	6,624	6,624
Honda Auto Receivables Owner Trust, Series 2015-1, Class A1,
0.24%, 10/16/15	13,344	13,344
Hyundai Auto Receivables Trust, Series 2015-A, Class A1,
0.24%, 7/15/15	5,939	5,939

		25,907

Total Asset-Backed Securities (Cost $39,955)		39,955

CERTIFICATES OF DEPOSIT - 39.8%
Banking - 39.8%
ANZ Banking Group Ltd., London,
0.23%, 9/4/15	39,000	39,000
Bank of America N.A.,
0.39%, 7/6/15, FRCD(2)	50,000	50,000
Bank of America N.A., New York Branch,
0.30%, 7/17/15	35,000	35,000
0.25%, 8/13/15	30,000	30,000
0.32%, 9/1/15	46,000	46,000
Bank of Montreal, Chicago Branch,
0.28%, 7/6/15, FRCD(2)	60,000	60,000
0.27%, 7/10/15, FRCD(2)	65,000	65,000
0.29%, 7/14/15, FRCD(2)	32,000	32,000
0.32%, 7/16/15, FRCD(2)	20,000	20,000
0.42%, 8/12/15, FRCD	7,000	7,001
0.31%, 9/8/15, FRCD(2)	56,000	56,000
0.21%, 9/10/15	37,000	37,000
Bank of Nova Scotia, Houston Branch,
0.27%, 7/1/15, FRCD(2)	35,000	35,000
0.32%, 7/1/15, FRCD(2)	20,000	20,000
0.33%, 7/1/15, FRCD(2)	75,000	75,000
0.41%, 7/2/15, FRCD(2)	14,000	14,004
0.27%, 7/9/15, FRCD(2)	15,000	15,000
0.28%, 8/4/15, FRCD	57,000	57,000
0.34%, 9/11/15, FRCD(2)	45,000	45,000
0.22%, 9/14/15	40,000	40,000
0.32%, 10/19/15	60,000	60,000
Bank of Tokyo-Mitsubishi UFJ Ltd.,
0.29%, 7/21/15, FRCD(2)	40,000	40,000
0.35%, 9/9/15, FRCD(2)	60,000	60,000
Bank Tokyo-Mitsubishi UFJ Financial Group, Inc.,
0.27%, 7/15/15, FRCD(2)	50,000	50,000
BMO Harris Bank N.A.,
0.32%, 7/27/15, FRCD(2)	40,000	40,000
BNP Paribas S.A., New York Branch,
0.24%, 7/14/15	45,000	45,000
Citibank N.A., New York Branch,
0.17%, 8/21/15	100,000	100,000
0.18%, 9/8/15	50,000	50,000
Commonwealth Bank of Australia, London,
0.36%, 9/15/15	32,000	32,000
Credit Suisse, New York,
0.29%, 9/11/15	62,000	62,000
DNB Nor Bank ASA, New York Branch,
0.22%, 7/6/15, FRCD(2)	20,000	20,000

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 39.8% continued
Banking - 39.8% continued
0.28%, 7/9/15, FRCD(2)	$45,000	$44,999
0.22%, 7/14/15, FRCD(2)	25,000	25,000
HSBC Bank USA N.A.,
0.30%, 7/27/15, FRCD(2)	62,000	62,000
JPMorgan Chase Bank N.A.,
0.33%, 7/23/15, FRCD(2)	42,000	42,000
Lloyds Bank PLC, New York Branch,
0.26%, 9/15/15	60,000	60,000
Mitsubishi UFJ Trust & Banking Corp.,
0.25%, 7/6/15	45,000	45,000
0.28%, 7/9/15	30,000	30,000
0.31%, 10/6/15	20,000	20,000
Mizuho Bank Ltd., New York Branch,
0.26%, 8/7/15	22,000	22,000
0.28%, 9/16/15	60,000	60,000
National Australia Bank Ltd., London,
0.27%, 9/2/15	30,000	30,000
National Bank of Canada, New York,
0.35%, 8/19/15	39,000	39,000
Oversea-Chinese Banking Corp. Ltd.,
0.22%, 9/14/15	50,000	50,000
Rabobank Nederland, London Branch,
0.28%, 7/13/15, FRCD(2)	60,000	60,000
0.20%, 7/15/15	45,000	45,000
0.25%, 7/22/15, FRCD(2)	45,000	45,000
Rabobank Nederland, New York Branch,
0.32%, 7/29/15, FRCD(2)	30,000	30,004
0.30%, 9/1/15	45,000	45,000
Royal Bank of Canada, New York,
0.27%, 7/6/15	85,000	85,000
0.28%, 7/10/15, FRCD(2)	50,000	50,000
0.31%, 8/4/15, FRCD(2)	30,000	30,000
0.32%, 9/18/15, FRCD(2)	45,000	45,000
Skandinaviska Enskilda Banken AB, New York,
0.29%, 7/13/15, FRCD(2)	60,000	60,000
0.27%, 7/24/15	40,000	40,000
0.19%, 7/27/15	25,000	25,000
State Street Bank & Trust Co.,
0.32%, 7/6/15, FRCD(2)	33,000	33,000
0.27%, 7/15/15, FRCD(2)	40,000	40,000
Sumitomo Mitsui Banking Corp., New York,
0.25%, 8/11/15	40,000	40,000
0.26%, 8/19/15	48,000	48,000
Sumitomo Mitsui Trust Bank Ltd.,
0.28%, 9/16/15	50,000	50,000
Sumitomo Mitsui Trust Bank Ltd., New York,
0.29%, 7/3/15	57,000	57,000
Svenska Handelsbanken AB, New York,
0.21%, 9/17/15	65,000	65,000
Swedbank AB, New York Branch,
0.24%, 7/23/15, FRCD(2)	53,000	53,000
Toronto Dominion Bank, New York,
0.32%, 8/12/15, FRCD(2)	40,000	40,000
0.29%, 8/24/15, FRCD	39,000	39,000
0.30%, 9/15/15	45,000	45,000
0.53%, 2/24/16	30,000	30,000
Wells Fargo Bank N.A.,
0.26%, 7/8/15, FRCD(2)	30,000	30,000
0.32%, 7/20/15, FRCD(2)	24,000	24,000
0.27%, 8/7/15	65,000	65,000
0.33%, 8/12/15, FRCD(2)	40,000	40,000
0.31%, 8/18/15, FRCD(2)	5,000	5,000
0.33%, 8/25/15, FRCD(2)	48,000	48,000
0.31%, 9/3/15, FRCD	40,000	40,000

		3,219,008

Total Certificates of Deposit (Cost $3,219,008)		3,219,008

COMMERCIAL PAPER - 9.2%
Banking - 6.0%
Australia and New Zealand Banking Group,
0.42%, 7/20/15(1) (2)	39,000	39,015
0.30%, 8/20/15(1) (2)	58,000	58,000
Commonwealth Bank of Australia,
0.19%, 9/1/15(1)	65,000	64,978
DBS Bank Ltd.,
0.23%, 9/10/15	33,250	33,235
0.25%, 9/24/15(1)	20,000	19,988
HSBC Bank PLC,
0.27%, 7/13/15(1) (2)	70,000	70,000
ING US Funding LLC,
0.32%, 10/6/15	43,000	42,963
Oversea-Chinese Banking Corp. Ltd.,
0.00%, 7/8/15	43,000	42,998
0.30%, 9/14/15(2)	40,000	40,000

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 9.2% continued
Banking - 6.0% continued
PNC Bank N.A.,
0.41%, 9/10/15	$59,000	$58,954
United Overseas Bank Ltd.,
0.26%, 9/3/15(1)	13,000	12,994

		483,125

Brokerage - 0.6%
JP Morgan Securities LLC,
0.30%, 8/3/15	20,000	19,995
0.36%, 9/8/15(2)	25,000	25,000

		44,995

Finance Companies - 1.5%
General Electric Capital Corp.,
0.26%, 7/13/15(2)	60,000	60,000
0.25%, 8/7/15	17,000	16,996
0.30%, 9/28/15	45,000	44,966

		121,962

Food and Beverage - 0.3%
Coca-Cola (The) Co.,
0.29%, 9/18/15	25,000	24,984

Foreign Agencies - 0.2%
Korea Development Bank,
0.30%, 9/2/15	10,000	9,995
0.30%, 9/29/15	5,000	4,996

		14,991

Foreign Local Government - 0.6%
NRW.BANK,
0.00%, 7/21/15(1)	50,000	49,994

Total Commercial Paper (Cost $740,051)		740,051

CORPORATE NOTES/BONDS - 3.7%
Automotive - 0.9%
American Honda Finance Corp.,
0.27%, 7/7/15, FRN(2)	76,000	76,000

Banking - 1.1%
Bank of Nova Scotia,
1.65%, 10/29/15(1)	12,622	12,673
Canadian Imperial Bank of Commerce,
2.35%, 12/11/15	10,000	10,080
Commonwealth Bank of Australia,
0.48%, 9/3/15, FRN(1) (2)	35,000	35,047
PNC Bank N.A.,
0.80%, 1/28/16	10,000	10,014
Toronto Dominion Bank,
2.20%, 7/29/15(1)	7,000	7,010
Westpac Banking Corp.,
3.00%, 12/9/15	17,000	17,183

		92,007

Finance Companies - 0.0%
General Electric Capital Corp.,
1.00%, 12/11/15	2,000	2,005

Foreign Agencies - 0.8%
Export Development Canada,
0.21%, 7/1/15, FRN(1) (2)	31,000	31,000
0.14%, 7/20/15, FRN(2)	29,000	28,991

		59,991

Retailers - 0.3%
Wal-Mart Stores,
5.31%, 6/1/16, FRN	22,000	22,984

Supranational - 0.6%
International Bank for Reconstruction & Development,
0.17%, 7/1/15, FRN(2)	19,000	18,999
0.24%, 7/1/15, FRN(2)	27,000	26,997

		45,996

Total Corporate Notes/Bonds (Cost $298,983)		298,983

EURODOLLAR TIME DEPOSITS - 6.5%
Banking - 6.5%
Australia and New Zealand Banking,
0.05%, 7/1/15	1,000	1,000
HSBC Holdings PLC, Paris Branch,
0.08%, 7/1/15	50,000	50,000
0.44%, 7/1/15	25,000	25,000
Shizuoka Bank, New York Branch,
0.09%, 7/1/15	50,000	50,000
Svenska Handelsbanken AB, Cayman Islands,
0.05%, 7/1/15	337,000	337,000

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
EURODOLLAR TIME DEPOSITS - 6.5% continued
Banking - 6.5% continued
United Overseas Bank Ltd.,
0.20%, 7/13/15	$65,000	$65,000

		528,000

Total Eurodollar Time Deposits (Cost $528,000)		528,000

MEDIUM TERM NOTES - 0.4%
Banking - 0.2%
Royal Bank of Canada,
0.80%, 10/30/15	15,700	15,721

Finance Companies - 0.2%
General Electric Capital Corp.,
1.00%, 1/8/16	17,818	17,868

Total Medium Term Notes (Cost $33,589)		33,589

MUNICIPAL INVESTMENTS - 6.4%
Alabama - 0.6%
West Jefferson IDB PCR Refunding Bonds, Alabama Power Co. Project,
0.09%, 7/8/15	50,000	50,000

California - 0.0%
California State Infrastructure & Economic Development Bank Taxable Revenue VRDB, Saddleback,
(FHLB of San Francisco LOC),
0.27%, 7/8/15	775	775
California Statewide Communities Development Authority Revenue VRDB, Series C-T, Oakmont Stockton Project,
(FHLB of San Francisco LOC),
0.27%, 7/8/15	495	495

		1,270

Idaho - 0.0%
Glacier 600 LLC,
(U.S. Bank N.A. LOC),
0.14%, 7/8/15	2,975	2,975

Illinois - 0.8%
City of Chicago Illinois Municipal CP, Series 02-D,
(Bank of Montreal LOC),
0.66%, 7/9/15	28,050	28,046
Illinois State Toll Highway Authority Revenue Refunding VRDB, Series A-1B,
(Assured Guaranty Municipal Corp. Insured),
0.11%, 7/8/15	33,000	33,000

		61,046

Michigan - 1.5%
Michigan Finance Authority Taxable Revenue VRDB, School Loan Revolving Fund,
(Bank of America N.A. LOC),
0.13%, 7/8/15(2)	99,000	99,000
Michigan State Finance Authority School Loan Revolving Fund Adjustable TRB,
(JPMorgan Chase Bank N.A. LOC),
0.12%, 7/8/15	25,000	25,000

		124,000

NewYork - 1.5%
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, New York City Water, Series AA-2,
0.07%, 7/8/15	75,950	75,950
RBC Municipal Products, Inc. Trust Taxable Floater Notes, Series E-51,
(Royal Bank of Canada LOC),
0.29%, 7/8/15(1) (2)	17,270	17,270
Saratoga County IDA Taxable Revenue VRDB,
(JPMorgan Chase Bank N.A. LOC),
0.14%, 7/8/15	25,360	25,360

		118,580

Pennsylvania - 0.4%
Montgomery County Redevelopment Authority MFH Adjustable TRB, Series A-T1, Brookside Manor Project,
(FNMA LOC),
0.27%, 7/8/15	2,360	2,360
Montgomery County Redevelopment Authority MFH Adjustable TRB, Series A-T1, Forge Gate Apartments Project,
(FNMA LOC),
0.27%, 7/8/15	1,000	1,000
Montgomery County Redevelopment Authority MFH TRB, Series A-T1, Kingswood Apartments Project,
(FNMA LOC),
0.27%, 7/8/15	4,470	4,470

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 6.4% continued
Pennsylvania - 0.4% continued
RBC Municipal Products, Inc. Trust Taxable Floating Revenue Notes, Series E-52,
(Royal Bank of Canada LOC),
0.29%, 7/8/15(1) (2)	$26,590	$26,590

		34,420

Texas - 1.2%
State of Texas G.O. VRDB, Veterans, Series A,
(Sumitomo Mitsui Banking Corp. LOC),
0.08%, 7/8/15	75,160	75,160
University of North Texas Municipal Interest Bearing CP,
0.30%, 7/1/15	18,495	18,495

		93,655

Utah - 0.4%
County of Emery Pollution Control Revenue Refunding VRDB, PacifiCorp Project,
(JPMorgan Chase Bank N.A. LOC),
0.07%, 7/8/15	28,700	28,700

Washington - 0.0%
Washington State Housing Finance Commission MFH Taxable Revenue VRDB, Series B, Highlander Apartments Project,
(FHLMC LOC),
0.27%, 7/8/15	1,350	1,350

Total Municipal Investments (Cost $515,996)		515,996

U.S. GOVERNMENT AGENCIES - 9.2%(3)
Federal Farm Credit Bank - 2.4%
FFCB FRN,
0.23%, 7/1/15(2)	6,000	6,000
0.18%, 7/2/15(2)	40,000	39,993
0.16%, 7/15/15(2)	25,000	24,998
0.16%, 7/19/15(2)	25,000	24,999
0.15%, 7/20/15(2)	28,000	27,998
0.19%, 7/20/15(2)	20,000	20,004
0.18%, 7/22/15(2)	22,000	21,997
0.20%, 7/30/15(2)	28,000	28,007

		193,996

Federal Home Loan Bank - 5.8%
FHLB Bonds,
0.23%, 2/24/16	15,000	14,998
0.26%, 3/7/16	41,800	41,794
0.25%, 4/14/16	142,320	142,253
FHLB Discount Notes,
0.11%, 9/9/15	30,000	29,994
0.09%, 9/21/15	30,000	29,994
0.31%, 6/3/16	15,000	14,956
FHLB FRN,
0.13%, 7/7/15	50,000	50,000
0.18%, 7/11/15(2)	43,000	42,998
0.14%, 7/20/15(2)	102,000	101,996

		468,983

Federal National Mortgage Association - 1.0%
FNMA FRN,
0.16%, 7/5/15(2)	25,000	24,999
0.18%, 7/21/15(2)	38,000	38,004
0.20%, 7/26/15(2)	20,000	19,997

		83,000

Total U.S. Government Agencies (Cost $745,979)		745,979

U.S. GOVERNMENT OBLIGATIONS - 1.2%
U.S. Treasury Floating Rate Notes - 1.2%
0.07%, 7/1/15(2)	96,000	96,001

Total U.S. Government Obligations (Cost $96,001)		96,001

Investments, at Amortized Cost ($6,662,976)		6,662,976

REPURCHASE AGREEMENTS - 16.6%
Joint Repurchase Agreements - 1.3%(4)
Bank of America Securities LLC, dated 6/30/15, repurchase price $35,914
0.06%, 7/7/15	35,914	35,914
Morgan Stanley & Co., Inc., dated 6/30/15, repurchase price $35,914
0.03%, 7/7/15	35,914	35,914
Societe Generale, New York Branch, dated 6/30/15, repurchase price $35,915
0.14%, 7/7/15	35,914	35,914

		107,742

NORTHERN FUNDS QUARTERLY REPORT    5    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 16.6% continued
Repurchase Agreements - 15.3%(5)
Citigroup Global Markets, Inc., dated 6/30/15, repurchase price $67,360
0.12%, 7/1/15	$67,360	$67,360
Federal Reserve Bank of New York, dated 6/25/15, repurchase price $300,004
0.07%, 7/2/15	300,000	300,000
Federal Reserve Bank of New York, dated 6/29/15, repurchase price $200,001
0.07%, 7/1/15	200,000	200,000
Federal Reserve Bank of New York, dated 6/30/15, repurchase price $300,000
0.05%, 7/1/15	300,000	300,000
Goldman Sachs & Co., dated 6/30/15, repurchase price $55,023
0.43%, 10/3/15	55,000	55,000
JPMorgan Clearing Corp., dated 6/30/15, repurchase price $80,020
0.22%, 7/7/15	80,000	80,000
JPMorgan Securities LLC, dated 6/30/15, repurchase price $100,044
0.45%, 9/29/15	100,000	100,000
Scotia Capital USA, Inc., dated 6/30/15, repurchase price $90,001
0.20%, 7/1/15	90,000	90,000
SG Americas Securities LLC, dated 6/30/15, repurchase price $45,000
0.18%, 7/1/15	45,000	45,000

		1,237,360

Total Repurchase Agreements (Cost $1,345,102)		1,345,102

Total Investments - 99.0% (Cost $8,008,078)(6)		8,008,078

Other Assets less Liabilities - 1.0%		81,571

NET ASSETS - 100.0%		$8,089,649

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Trustees of Northern Funds.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$39,682	0.75% - 3.63%	1/15/25 - 8/15/44
U.S. Treasury Notes	$70,452	0.13% - 1.88%	4/15/17 - 7/15/20

Total	$110,134

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
Corporate Bonds	$398,372	0.00% - 9.38%	6/30/15 - 1/15/55
U.S. Treasury Bonds	$500,001	3.75% - 4.38%	5/15/41 - 8/15/41
U.S. Treasury Notes	$368,711	1.75% - 2.13%	8/15/21 - 3/31/22

Total	$1,267,084

(6)	The cost for federal income tax purposes was $8,008,078.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2015:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Money Market Fund(1)	$—	$8,008,078	$—	$8,008,078

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2015 there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

MONEY MARKET FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securitites. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ABS - Asset-Backed Securities

CP - Commercial Paper

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRCD - Floating Rate Certificates of Deposit

FRN - Floating Rate Notes

G.O. - General Obligation

IDA - Industrial Development Authority

IDB - Industrial Development Board

LOC - Letter of Credit

PCR - Pollution Control Revenue

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

NORTHERN FUNDS QUARTERLY REPORT    7    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND	JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.4%
Alabama - 3.0%
Birmingham Water Works & Sewer Board Revenue Bonds, Series A,
(U.S. Treasury Escrowed),
5.00%, 1/1/16	$200	$205
Chatom Alabama IDB Gulf Opportunity Zone VRDB, Powersouth Energy Cooperative,
(Natural Rural Utilities Cooperative Finance Corp. LOC),
0.23%, 7/8/15	20,000	20,000
Columbia IDB PCR Refunding VRDB, Series B, Alabama Power Company Project,
0.03%, 7/1/15	12,000	12,000
Dothan Alabama Downtown Redevelopment Authority Revenue VRDB, Northside Mall Project,
(Wells Fargo Bank N.A. LOC),
0.09%, 7/8/15	12,000	12,000
Mobile IDB Adjustable PCR Bonds, 1st Series, Alabama Power Barry Plant,
0.03%, 7/1/15	13,000	13,000
Mobile IDB of the City of Alabama Pollution Control Adjustable Revenue Bonds, Series C, Power Company Barry,
0.10%, 7/8/15	11,500	11,500
Mobile IDB Pollution Control VRDB, Alabama Power Co.-Barry Plant,
0.32%, 10/1/15	20,000	20,000
Taylor-Ryan Improvement District No. 2 VRDB, Special Assessment, Improvement,
(Wells Fargo Bank N.A. LOC),
0.09%, 7/8/15	10,300	10,300
Tuscaloosa County IDA Gulf Opportunity Zone Revenue VRDB, Series A-R, Hunt Refining Project,
(Sumitomo Mitsui Banking Corp. LOC),
0.07%, 7/8/15	48,500	48,500
Washington County Alabama IDA Revenue VRDB, Bay Gas Storage Co. Ltd. Project,
(UBS A.G. LOC),
0.07%, 7/8/15	9,165	9,165

		156,670

Alaska - 0.6%
Alaska Housing Finance Corp. Revenue VRDB, State Capital Project, Series C,
0.06%, 7/8/15	21,090	21,090
City of Valdez Terminal Revenue Refunding Bonds, Series A, BP Pipelines, Inc. Project,
(BP PLC Gtd.),
5.00%, 1/1/16	11,075	11,325

		32,415

Arizona - 0.6%
Arizona State Health Facilities Authority Revenue VRDB, Series G, Banner Health Project,
(Wells Fargo Bank N.A. LOC),
0.07%, 7/8/15	18,820	18,820
Phoenix Arizona IDA Multifamily Housing Revenue Refunding VRDB, Southwest Village Apartments Project,
(FNMA LOC),
0.08%, 7/8/15	8,900	8,900
Pima County Arizona IDA Multifamily Housing Revenue Refunding VRDB, Eastside Place Apartments Project,
(FNMA LOC),
0.07%, 7/8/15	6,165	6,165

		33,885

California - 7.4%
California Health Facilities Financing Authority Revenue VRDB, Catholic Healthcare, Series H,
(Wells Fargo Bank N.A. LOC),
0.06%, 7/8/15	2,000	2,000
California Infrastructure & Economic Development Bank Refunding Revenue VRDB, Series C, Pacific Gas & Electric,
(Sumitomo Mitsui Banking Corp. LOC),
0.03%, 7/1/15	6,000	6,000
California Infrastructure & Economic Development Bank Revenue VRDB, Pinewood School Project,
(Comerica Bank LOC),
0.08%, 7/8/15	2,940	2,940
California Pollution Control Financing Authority Adjustable Revenue Refunding Bonds, PCR Daily Paper, Pacific Gas & Electric, Series C,
(JPMorgan Chase Bank N.A. LOC),
0.01%, 7/1/15	7,500	7,500
California State G.O. Unlimited Revenue VRDB, Series A4, Kindergarten Project,
(Citibank N.A. LOC),
0.01%, 7/1/15	1,100	1,100

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.4% continued
California - 7.4% continued
California State G.O. Unlimited, Series C-4,
(U.S. Bank N.A. LOC),
0.06%, 7/8/15	$11,540	$11,540
California Statewide Communities Development Authority Gas Supply Revenue VRDB,
0.07%, 7/8/15	5,500	5,500
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Encanto Homes Apartments,
0.07%, 7/8/15	17,700	17,700
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Pine View Apartments, Series A,
(Citibank N.A. LOC),
0.08%, 7/8/15	4,400	4,400
California Statewide Communities Development Authority Multifamily Revenue VRDB, Varenna Assisted Living,
(FHLB of San Francisco LOC),
0.07%, 7/8/15	3,600	3,600
California Statewide Communities Development Authority Revenue VRDB, Series 2005, University of San Diego,
(Wells Fargo Bank N.A. LOC),
0.06%, 7/8/15	14,800	14,800
City of Fresno California Multifamily Housing Revenue Refunding VRDB, Heron Pointe Apartments, Series A,
(FNMA LOC),
0.06%, 7/8/15	9,870	9,870
City of Los Angeles G.O. Unlimited TRANS,
2.00%, 6/30/16	47,000	47,769
City of Riverside Water Variable Revenue Refunding Bonds, Series A,
0.11%, 3/1/16	13,000	13,000
County of Los Angeles TRANS,
5.00%, 6/30/16	26,000	27,218
County of Riverside Teeter Obligation Revenue Notes, Series D,
1.50%, 10/14/15	40,000	40,156
County of San Bernardino G.O. Unlimited TRANS, Series A,
2.00%, 6/30/16	1,000	1,017
Daly City Housing Development Finance Agency Multifamily Revenue Refunding VRDB, Serramonte Del Ray, Series A,
(FNMA LOC),
0.07%, 7/8/15	13,300	13,300
Golden Empire Schools Financing Authority Lease Revenue Refunding Notes, Kern High School District Projects,
0.27%, 7/8/15	20,000	20,000
Irvine Unified School District No. 09 Adjustable Special Tax Bank Bond, Community Facilities,
(Sumitomo Mitsui Banking Corp. LOC),
0.05%, 7/8/15	10,000	10,000
Los Angeles Department of Water & Power Revenue VRDB, Subseries B-1,
0.06%, 7/8/15	13,900	13,900
Los Angeles, California Department of Water & Power Revenue VRDB, Power Systems, Series A-8,
0.07%, 7/8/15	50,000	50,000
Metropolitan Water District of Southern California Revenue Refunding VRDB, Series D,
0.06%, 7/8/15	9,000	9,000
Mission Viejo Community Development Financing Authority Revenue VRDB, Mall Improvement Project, Series A,
(MUFG Union Bank N.A. LOC),
0.05%, 7/8/15	9,400	9,400
Orange County California Apartment Development Adjustable Revenue Refunding Bonds, Larkspur Canyon Apartments, Series A,
(FNMA LOC),
0.06%, 7/8/15	200	200
Orange County Housing Authority Apartment Development Revenue Refunding VRDB, Oasis Martinique, Class I,
(FNMA LOC),
0.08%, 7/8/15	9,000	9,000
San Francisco City & County Airports Community International Airport Revenue Refunding VRDB, Second Series 37C,
(MUFG Union Bank N.A. LOC),
0.06%, 7/8/15	13,185	13,185

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.4% continued
California - 7.4% continued
State of California G.O. Unlimited VRDB, Series B, Subseries B-2,
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.06%, 7/8/15	$19,050	$19,050
Western Municipal Water District Facilities Authority Revenue Refunding Bonds, Series A,
(MUFG Union Bank N.A. LOC),
0.06%, 7/8/15	3,500	3,500

		386,645

Colorado - 1.8%
Arapahoe County Colorado Multifamily Revenue Refunding VRDB, Series 2001, Rent Housing Hunters Run,
(FHLMC LOC),
0.06%, 7/8/15	9,830	9,830
City of Colorado Springs Utilities System Revenue VRDB, System Improvement, Series A,
0.07%, 7/8/15	8,985	8,985
Colorado Educational & Cultural Facilities Authority Adjustable Revenue Bonds, Presentation School,
(MUFG Union Bank N.A. LOC),
0.07%, 7/8/15	6,790	6,790
Colorado Educational & Cultural Facilities Authority Revenue Refunding VRDB, Nampa Christian Schools,
(U.S. Bank N.A. LOC),
0.07%, 7/8/15	4,160	4,160
Colorado Health Facilities Authority Adjustable Revenue Bonds, Frasier Meadows Manor Project,
(JPMorgan Chase Bank N.A. LOC),
0.07%, 7/8/15	8,230	8,230
Colorado Health Facilities Authority Revenue VRDB, Fraiser Meadows Community Project,
(JPMorgan Chase Bank N.A. LOC),
0.07%, 7/8/15	6,000	6,000
Colorado Housing & Finance Authority Revenue VRDB, SFM, Series 1-A3,
0.07%, 7/8/15	7,580	7,580
Colorado State Educational & Cultural Facilities Authority Adjustable Revenue Refunding Bonds, Capital Christian Schools,
(FHLB of San Francisco LOC),
0.07%, 7/8/15	9,450	9,450
RBC Municipal Products, Inc. Trust Revenue Bonds, Floater, Series E-55,
(Royal Bank of Canada LOC),
0.16%, 8/3/15(1) (2)	33,325	33,325

		94,350

Connecticut - 0.5%
Connecticut State Health & Educational Facilities Authority Revenue VRDB, Lawrence & Memorial Hospital, Series H,
(TD Bank N.A. LOC),
0.07%, 7/8/15	6,000	6,000
Connecticut State Health & Educational Facility Authority Adjustable Revenue Bonds, Series U, Yale University,
0.07%, 7/8/15	20,510	20,510

		26,510

District of Columbia - 1.4%
District of Columbia G.O. Unlimited TRANS,
1.50%, 9/30/15	46,000	46,158
District of Columbia Revenue VRDB, D.C. Preparatory Academy,
(Manufacturers & Traders Trust Co. LOC),
0.12%, 7/8/15	4,355	4,355
District of Columbia Revenue VRDB, Henry J. Kaiser Foundation,
0.10%, 7/8/15	10,100	10,100
District of Columbia Water & Sewer Authority Public Utility VRDB, Sub Lien, Subseries B-2,
0.07%, 7/8/15	11,000	11,000

		71,613

Florida - 2.8%
Capital Trust Agency Florida Housing Revenue VRDB, Series 2008-A, Atlantic Housing Foundation,
(FNMA LOC),
0.07%, 7/8/15	12,200	12,200
Escambia County Florida Health Facilities Authority Revenue Refunding VRDB, Azalea Trace, Inc., Series A,
(TD Bank N.A. LOC),
0.03%, 7/1/15	1,250	1,250
Florida Housing Finance Agency Revenue VRDB,
(FNMA LOC),
0.08%, 7/8/15	8,500	8,500

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.4% continued
Florida - 2.8% continued
Highlands County Health Facilities Authority Revenue Refunding VRDB, Hospital Adventist, Series 1-5,
0.07%, 7/8/15	$30,125	$30,125
Highlands County Health Facilities Authority Revenue VRDB, Hospital Adventist Health System, Series A,
0.07%, 7/8/15	25,570	25,570
Jacksonville Electric Systems Revenue VRDB, Series Three-B-2,
0.06%, 7/8/15	15,500	15,500
Miami-Dade County Florida Educational Facilities Authority Revenue Bonds,
(Wells Fargo & Co. Gtd.),
0.07%, 7/8/15(2)	15,000	15,000
Orange County Florida Housing Financial Authority Multifamily Housing Revenue Refunding Bonds, Post Lake Apartments Project,
(FNMA LOC),
0.08%, 7/8/15	28,000	28,000
Orange County Florida Multifamily Housing Finance Authority Revenue Refunding VRDB, Heather Glen,
(FNMA LOC),
0.08%, 7/8/15	10,000	10,000

		146,145

Georgia - 3.3%
Cordele Housing Authority Adjustable Revenue Bonds,
(U.S. Treasury Escrowed),
0.35%, 12/15/15	23,650	23,650
DeKalb County Georgia Multifamily Housing Authority Revenue VRDB, Highland Place Apartments Project,
(FHLMC LOC),
0.09%, 7/8/15	4,200	4,200
Gainesville & Hall County Development Authority Revenue VRDB, Senior Living Facility, Lanier Village, Series B,
(TD Bank N.A. LOC),
0.03%, 7/1/15	18,610	18,610
Hinesville Housing Authority Multifamily Housing Adjustable Revenue Bonds, Harbor Square Apartments Project,
(U.S. Treasury Escrowed),
0.35%, 7/1/15	16,000	16,000
Main Street Natural Gas, Inc. Variable Revenue Bonds, Subseries A1,
(Royal Bank of Canada Gtd.),
0.16%, 10/1/15	30,000	30,000
Main Street Natural Gas, Inc. Variable Revenue Bonds, Subseries A2,
(Royal Bank of Canada Gtd.),
0.13%, 8/3/15	60,000	60,000
Marietta Georgia Housing Authority Adjustable Revenue Bonds,
(FNMA LOC),
0.08%, 7/8/15	6,600	6,600
Monroe County Development Authority PCR VRDB, Oglethorpe Power Corp.,
(Bank of Montreal LOC),
0.07%, 7/8/15	10,600	10,600
Roswell Multifamily Housing Authority Revenue Refunding VRDB, Azalea Park Apartments,
(FNMA LOC),
0.06%, 7/8/15	5,400	5,400

		175,060

Idaho - 0.2%
Idaho Housing & Finance Association Non-profit Facilities Revenue VRDB, Series 2008, College of Idaho Project,
(U.S. Bank N.A. LOC),
0.07%, 7/8/15	8,125	8,125

Illinois - 6.9%
BB&T Municipal Trust G.O. Revenue VRDB,
(Branch Banking & Trust Co. LOC),
0.09%, 7/8/15(2)	16,285	16,285
Chicago Waterworks Refunding VRDB, Subseries 04-2,
(State Street Bank & Trust Co. LOC),
0.17%, 7/8/15	18,500	18,500
Chicago Waterworks Revenue VRDB, Subseries 2000-1, Second Lien,
(JPMorgan Chase Bank N.A. LOC),
0.17%, 7/8/15	8,500	8,500
Chicago Waterworks Revenue VRDB, Subseries 2000-2, Second Lien,
(JPMorgan Chase Bank N.A. LOC),
0.17%, 7/8/15	8,500	8,500

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.4% continued
Illinois - 6.9% continued
Illinois Development Finance Authority IDR VRDB, Institution Gas Technology Project,
(BMO Harris Bank N.A. LOC),
0.14%, 7/8/15	$800	$800
Illinois Development Finance Authority Revenue VRDB, Evanston Northwestern, Series B,
0.04%, 7/1/15	24,625	24,625
Illinois Development Finance Authority Revenue VRDB, Mount Carmel High School Project,
(JPMorgan Chase Bank N.A. LOC),
0.07%, 7/8/15	13,500	13,500
Illinois Development Finance Authority Revenue VRDB, North Shore Senior Center Project,
(JPMorgan Chase Bank N.A. LOC),
0.08%, 7/8/15	7,000	7,000
Illinois Development Finance Authority Revenue VRDB, Wheaton Academy Project,
(BMO Harris Bank N.A. LOC),
0.10%, 7/8/15	9,000	9,000
Illinois Development Financial Authority Revenue VRDB, Series 2003, Jewish Council Youth Services,
(BMO Harris Bank N.A. LOC),
0.14%, 7/8/15	2,245	2,245
Illinois Educational Facilities Authority Revenue VRDB, Aurora University,
(BMO Harris Bank N.A. LOC),
0.08%, 7/8/15	13,200	13,200
Illinois Educational Facilities Authority Revenue VRDB, Series B, University of Chicago,
0.17%, 3/10/16	30,000	30,000
Illinois Educational Facilities Authority Revenue VRDB, The Adler Planetarium,
(PNC Bank N.A. LOC),
0.08%, 7/8/15	6,000	6,000
Illinois Educational Facilities Authority Student Housing Revenue VRDB, IIT State, Series A,
(BMO Harris Bank N.A. LOC),
0.10%, 7/8/15	26,065	26,065
Illinois Finance Authority Adjustable Revenue Bonds, Joan W & Irving B Dance Project,
(PNC Bank N.A. LOC),
0.08%, 7/8/15	6,000	6,000
Illinois Finance Authority Revenue Bonds, Northwestern University, Subseries B,
0.05%, 7/8/15	24,400	24,400
Illinois Finance Authority Revenue Refunding VRDB, Presbyterian Home,
(JPMorgan Chase Bank N.A. LOC),
0.08%, 7/8/15	9,120	9,120
Illinois Finance Authority Revenue Refunding VRDB, University of Chicago,
0.05%, 7/8/15	10,000	10,000
Illinois Finance Authority Revenue VRDB, Community Action Partnership,
(Citibank N.A. LOC),
0.10%, 7/8/15	4,810	4,810
Illinois Multifamily Housing Development Authority Revenue VRDB, Alden Gardens Bloomingdale,
(BMO Harris Bank N.A. LOC),
0.09%, 7/8/15	6,435	6,435
Illinois State Development Finance Authority Adjustable Revenue Bonds, Series A, Presbyterian Home,
(JPMorgan Chase Bank N.A. LOC),
0.08%, 7/8/15	10,500	10,500
Illinois State Finance Authority Revenue VRDB, Subseries C3B, Advocate Health,
0.13%, 7/16/15	3,000	3,000
Illinois State Finance Authority Revenue VRDB, University of Chicago Medical Center, Series E-1,
(Wells Fargo Bank N.A. LOC),
0.03%, 7/1/15	10,000	10,000
Illinois State Toll Highway Authority Revenue Bonds, Series A, Senior Priority,
(U.S. Treasury Escrowed),
4.13%, 7/1/15	20,000	20,000
Illinois State Toll Highway Authority Toll Highway Revenue VRDB, Series A-2D,
(Royal Bank of Canada LOC),
0.07%, 7/8/15	6,800	6,800
Lisle Illinois Multifamily Housing Revenue Bonds, Ashley of Lisle Project,
(FHLMC LOC),
0.08%, 7/8/15	26,525	26,525
Quad Cities Regional EDA Illinois Revenue Bonds, Augustana College,
(BMO Harris Bank N.A. LOC),
0.06%, 7/8/15	14,100	14,100

NORTHERN FUNDS QUARTERLY REPORT    5    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.4% continued
Illinois - 6.9% continued
University of Illinois COPS VRDB, Utility Infrastructure Projects,
0.10%, 7/8/15	$10,200	$10,200
University of Illinois Revenue Refunding VRDB, UIC South Campus Development,
(JPMorgan Chase Bank N.A. LOC),
0.06%, 7/8/15	7,400	7,400
University of Illinois Revenue VRDB, Series 2008, Auxiliary Facilities Systems,
0.07%, 7/8/15	7,195	7,195

		360,705

Indiana - 5.5%
County of Tippecanoe Indiana Revenue VRDB, Faith Property, Inc. Project,
(JPMorgan Chase Bank N.A. LOC),
0.07%, 7/8/15	4,500	4,500
Indiana Bond Bank Advance Funding Program Fixed Revenue Notes, Series A,
2.00%, 1/5/16	10,000	10,091
Indiana Development Finance Authority Revenue Bonds, Archer-Daniels-Midland Co.,
0.06%, 7/8/15	8,000	8,000
Indiana Finance Authority Environmental Revenue Refunding VRDB, Series A3, Duke Energy Industry Project,
(Mizuho Bank Ltd. LOC),
0.07%, 7/8/15	15,425	15,425
Lawrenceburg PCR Refunding VRDB, Series I, Michigan Power Co. Project,
(Bank of Nova Scotia LOC),
0.06%, 7/8/15	18,750	18,750
Posey County Economic Development Revenue Refunding Bonds, Midwest Fertilizer Corp.,
(U.S. Treasury Escrowed),
0.25%, 11/3/15	230,000	230,000

		286,766

Iowa - 1.1%
Iowa Finance Authority Economic Development Revenue VRDB, Series 2002, Iowa West Foundation Project,
(U.S. Bank N.A. LOC),
0.07%, 7/8/15	3,120	3,120
Iowa Finance Authority Health Care Facility Revenue VRDB,
(JPMorgan Chase Bank N.A. LOC),
0.07%, 7/8/15	11,410	11,410
Iowa Finance Authority Health Facilities Revenue VRDB, Great River Medical Center Project,
(JPMorgan Chase Bank N.A. LOC),
0.03%, 7/1/15	6,010	6,010
Iowa Higher Education Loan Authority College Facilities Revenue VRDB, Loras College Project,
0.04%, 7/1/15	12,050	12,050
Iowa Higher Education Loan Authority Revenue Refunding VRDB, Private College Facilities, Loras,
(Bank of America N.A. LOC),
0.04%, 7/1/15	9,730	9,730
Iowa Higher Education Loan Authority Revenue VRDB, Private College,
(Bank of America N.A. LOC),
0.04%, 7/1/15	2,500	2,500
Iowa Higher Education Loan Authority Revenue VRDB, Private College Des Moines,
(BMO Harris Bank N.A. LOC),
0.03%, 7/1/15	4,900	4,900
Urbandale Iowa IDR VRDB, Aurora Bus Park,
(FHLB of Des Moines LOC),
0.07%, 7/8/15	7,900	7,900

		57,620

Kansas - 1.4%
City of Burlington Environmental Improvement Revenue Refunding VRDB, Series B, Kansas City Power and Lights Company Project,
(JPMorgan Chase Bank N.A. LOC),
0.07%, 7/8/15	54,400	54,400
Kansas State Development Finance Authority Multifamily Housing Revenue VRDB, Series B, Boulevard Apartments,
(U.S. Bank N.A. LOC),
0.08%, 7/8/15	19,000	19,000

		73,400

MONEY MARKET FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.4% continued
Kentucky - 1.2%
City of Fort Mitchell Kentucky League of Cities Funding Trust Lease Program Revenue VRDB, Series A,
(U.S. Bank N.A. LOC),
0.08%, 7/8/15	$8,350	$8,350
City of Hazard Appalachian Regional Healthcare Revenue BANS,
1.00%, 12/1/15	36,000	36,088
City of Pikeville Revenue Refunding BANS,
1.00%, 3/1/16	12,500	12,560
Morehead Kentucky League of Cities Revenue VRDB, Series A, Funding Trust Lease Program,
(U.S. Bank N.A. LOC),
0.08%, 7/8/15	6,427	6,427

		63,425

Louisiana - 1.0%
Louisiana Public Facilities Authority Revenue VRDB, Coca-Cola Bottling Co. Project,
(U.S. Bank N.A. LOC),
0.07%, 7/8/15	24,000	24,000
Louisiana State Public Facilities Authority VRDB, Dynamic Fuels LLC Project,
(Bank of America N.A. LOC),
0.04%, 7/1/15	26,250	26,250

		50,250

Maine - 0.3%
Maine Health & Higher Educational Facilities Authority Revenue VRDB, Bowdoin College,
(JPMorgan Chase Bank N.A. LOC),
0.09%, 7/8/15	14,600	14,600

Maryland - 2.9%
Anne Arundel County Maryland Revenue VRDB, Key School Facility,
(Manufacturers & Traders Trust Co. LOC),
0.07%, 7/8/15	8,125	8,125
Baltimore County Maryland Revenue VRDB, Maryvale Prep School Facility,
(Manufacturers & Traders Trust Co. LOC),
0.12%, 7/8/15	3,505	3,505
Baltimore County Maryland Revenue VRDB, Notre Dame Preparatory School,
(Manufacturers & Traders Trust Co. LOC),
0.10%, 7/8/15	3,440	3,440
County of Montgomery Municipal Interest Bearing CP,
0.09%, 7/10/15	19,000	19,000
Maryland Health & Higher Educational Facilities Authority Revenue VRDB, Adventist Healthcare, Series A,
(MUFG Union Bank N.A. LOC),
0.07%, 7/8/15	33,500	33,500
Maryland Health & Higher Educational Facilities Authority Revenue VRDB, University of Maryland Medical System, Series E,
(Bank of Montreal LOC),
0.08%, 7/8/15	20,000	20,000
Maryland Housing and Community Development Administration Revenue VRDB, Residential, Series F,
(PNC Bank N.A. LOC),
0.07%, 7/8/15	10,975	10,975
Maryland State Community Development Administration Department Housing & Community Development Revenue VRDB, Series A, Multifamily Housing Development,
(FHLMC LOC),
0.08%, 7/8/15	16,950	16,950
Maryland State Economic Development Corp. Revenue VRDB, Opportunity Builders Facility,
(Manufacturers & Traders Trust Co. LOC),
0.12%, 7/8/15	5,325	5,325
Washington Suburban Sanitary Commission District G.O. Unlimited VRDB Anticipation Notes, Series A,
0.07%, 7/8/15	3,000	3,000
Washington Suburban Sanitary Commission District G.O. Unlimited VRDB Anticipation Notes, Series B-3,
0.07%, 7/8/15	15,000	15,000
Washington Suburban Sanitary Commission G.O. Unlimited VRDB, BANS, Series B-2,
0.07%, 7/8/15	8,800	8,800

NORTHERN FUNDS QUARTERLY REPORT    7    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.4% continued
Maryland - 2.9% continued
Washington Suburban Sanitary District Commission Variable G.O. Unlimited BANS, Series A,
0.07%, 7/8/15	$7,100	$7,100

		154,720

Massachusetts - 1.2%
BB&T Municipal Trust Revenue Bonds,
(Commonwealth of Massachusetts Insured),
0.07%, 7/8/15(2)	16,160	16,160
Massachusetts Development Finance Agency MFH Revenue Bonds, New Hadley Project,
(U.S. Treasury Escrowed),
0.35%, 4/1/16	9,920	9,920
Massachusetts Development Finance Agency Revenue Bonds, Seven Hills Foundation and Affiliates,
(U.S. Treasury Escrowed),
5.00%, 9/1/15	5,240	5,282
Massachusetts State Development Finance Agency Revenue VRDB, Credit-Wilber School Apartments,
(FHLB of Atlanta LOC),
0.06%, 7/8/15	5,090	5,090
Massachusetts State Water Resources Authority General Revenue VRDB, Series F,
0.05%, 7/8/15	25,000	25,000

		61,452

Michigan - 1.4%
Michigan Finance Higher Education Facilities Authority Limited Obligation Revenue VRDB, University,
(JPMorgan Chase Bank N.A. LOC),
0.12%, 7/8/15	8,335	8,335
Michigan State Strategic Fund Limited Obligation Revenue Refunding VRDB, Series 2008, Consumers Energy Co.,
(JPMorgan Chase Bank N.A. LOC),
0.07%, 7/8/15	10,200	10,200
Michigan State Strategic Fund Limited Obligation VRDB, CS Facilities LLC Project,
(MUFG Union Bank N.A. LOC),
0.06%, 7/8/15	10,000	10,000
Michigan State Strategic Fund Ltd. Obligation Revenue Bonds, Lansing St. Vincent Home Project,
(Comerica Bank LOC),
0.07%, 7/8/15	4,710	4,710
Michigan State University Revenue VRDB, General Series A,
0.07%, 7/8/15	28,500	28,500
Michigan Strategic Fund Limited Obligation Revenue VRDB, Tubelite, Inc. Project,
(Comerica Bank LOC),
0.08%, 7/8/15	10,000	10,000

		71,745

Minnesota - 2.3%
City of Edina Minnesota Multifamily Housing Revenue Refunding VRDB, Vernon Terrace Apartments Project,
(FHLMC LOC),
0.07%, 7/8/15	5,705	5,705
City of Edina Multifamily Housing Revenue Refunding VRDB, Edina Park Plaza,
(FHLMC LOC),
0.08%, 7/8/15	10,200	10,200
City of Minnetonka Multifamily Housing Revenue Refunding VRDB, Minnetonka Hills Apartments,
(FNMA LOC),
0.08%, 7/8/15	3,865	3,865
Clipper Caraval Tax-Exempt Certificate Trust, Clipper Tax-Exempt Revenue Bonds, Series 2009-59, Minnesota,
0.07%, 7/8/15(2)	25,900	25,900
Fridley Minnesota Senior Housing Refunding VRDB, Banfill Crossing,
(FNMA LOC),
0.08%, 7/8/15	7,675	7,675
Minneapolis & St. Paul Housing & Redevelopment Authority Health Care VRDB, Series A, Children’s Hospitals Clinics,
(Assured Guaranty Municipal Corp. Insured),
0.04%, 7/1/15	2,000	2,000
Minneapolis Minnesota Student Residence Revenue VRDB, Riverton Community Housing Project,
(FHLB of Des Moines LOC),
0.08%, 7/8/15	6,145	6,145

MONEY MARKET FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.4% continued
Minnesota - 2.3% continued
Minnesota Agricultural & Economic Development Board Revenue VRDB, Evangelical Lutheran Project,
(U.S. Bank N.A. LOC),
0.06%, 7/8/15	$13,050	$13,050
Minnesota Higher Education Facilities Authority Revenue VRDB, Concordia University St. Paul, Series 6Q,
(U.S. Bank N.A. LOC),
0.05%, 7/1/15	4,200	4,200
Oak Park Heights Minnesota Multifamily Revenue Refunding VRDB, Series 2005, Housing Boutwells Landing,
(FNMA LOC),
0.08%, 7/8/15	10,510	10,510
RBC Municipal Products, Inc. Trust Revenue VRDB,
(Royal Bank of Canada LOC),
0.07%, 7/8/15(2)	30,000	30,000

		119,250

Mississippi - 0.1%
Mississippi Hospital Equipment & Facilities Authority Revenue VRDB, North Mississippi, Series 1 - 12/10/08,
0.05%, 7/8/15	5,480	5,480

Missouri - 2.8%
Kansas City IDA Multifamily Housing Revenue Refunding VRDB, Ethans Apartments Project,
(U.S. Bank N.A. LOC),
0.07%, 7/8/15	15,060	15,060
Kansas City Missouri IDA Multifamily Housing Revenue Refunding VRDB, Woodlands Partners Project,
(FNMA LOC),
0.07%, 7/8/15	4,045	4,045
Missouri Development Finance Board Revenue VRDB, Missouri Association Municipal Utilities Lease,
(U.S. Bank N.A. LOC),
0.03%, 7/1/15	7,915	7,915
Missouri State Health & Educational Facilities Authority Revenue VRDB, Pooled Hospital Freeman Health Systems, Series C,
(U.S. Bank N.A. LOC),
0.07%, 7/8/15	5,525	5,525
Missouri State Health & Educational Facilities Authority Revenue VRDB, Saint Louis Priory School Project,
(U.S. Bank N.A. LOC),
0.09%, 7/8/15	800	800
Platte County Missouri IDA Multifamily Revenue Refunding Bonds, Wexford Place Project,
(FHLMC LOC),
0.08%, 7/8/15	6,395	6,395
RBC Municipal Products, Inc. Trust Adjustable Revenue Bonds, Floater, Series E-47,
(Royal Bank of Canada LOC),
0.07%, 7/8/15(2)	49,995	49,995
RBC Municipal Products, Inc. Trust Revenue Bonds, Floater Certificates, Series E-40, Related to Missouri,
(Royal Bank of Canada LOC),
0.07%, 7/8/15(2)	18,000	18,000
St. Charles County Missouri IDA Revenue Refunding VRDB, Casalon Apartments Project,
(FNMA Escrowed),
0.07%, 7/8/15	5,970	5,970
St. Charles County Missouri IDA Revenue Refunding VRDB, Country Club Apartments Project,
(FNMA LOC),
0.07%, 7/8/15	21,000	21,000
St. Charles County Missouri IDA Revenue Refunding VRDB, Remington Apartments Project,
(FNMA Escrowed),
0.07%, 7/8/15	12,700	12,700

		147,405

Montana - 0.3%
City of Forsyth Montana PCR Refunding VRDB, Pacificorp Project,
(Bank of Nova Scotia LOC),
0.02%, 7/1/15	15,000	15,000

Nebraska - 1.2%
Central Plains Gas Energy Project Revenue Bonds, Series 91TP,
(Branch Banking & Trust Co. LOC),
0.08%, 7/8/15(2)	8,285	8,285

NORTHERN FUNDS QUARTERLY REPORT    9    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.4% continued
Nebraska - 1.2% continued
Douglas County Hospital Authority No. 2 Revenue Refunding VRDB, Health Facilities Children’s, Series A,
(U.S. Bank N.A. LOC),
0.03%, 7/1/15	$13,420	$13,420
Lancaster County Hospital Authority No. 1 Revenue Refunding VRDB, Series B-2, Bryanlgh Medical Center,
(U.S. Bank N.A. LOC),
0.06%, 7/8/15	3,910	3,910
Omaha Nebraska Public Power District Separate Electric Revenue Bonds, Omaha Power, Eagle-720053008-Class A,
(Columbia Insurance Co. Insured),
0.08%, 7/8/15(2)	27,760	27,760
Saline County Hospital Authority No. 1 Revenue Refunding VRDB, Series C, Bryanlgh Medical Center,
(U.S. Bank N.A. LOC),
0.06%, 7/8/15	7,770	7,770

		61,145

Nevada - 0.5%
Carson City Hospital Revenue VRDB, Series 2003-B, Carson-Tahoe Hospital Project,
(U.S. Bank N.A. LOC),
0.07%, 7/8/15	3,300	3,300
Carson City Nevada Hospital Revenue VRDB, Series 2003-B, Carson Tahoe Regional Medical Center,
(U.S. Bank N.A. LOC),
0.07%, 7/8/15	8,000	8,000
County of Clark Department of Aviation Airport Revenue VRDB, Series D-2B, Sub Lien,
(Royal Bank of Canada LOC),
0.06%, 7/8/15	16,150	16,150

		27,450

New Hampshire - 0.9%
New Hampshire Business Finance Authority Revenue VRDB, Littleton Regional Hospital,
(TD Bank N.A. LOC),
0.03%, 7/1/15	7,300	7,300
New Hampshire Health & Education Facilities Authority Revenue VRDB, Easter Seals New Hampshire,
(FHLB of Boston LOC),
0.08%, 7/8/15	9,675	9,675
New Hampshire Health & Education Facilities Authority Revenue VRDB, Phillips Exeter Academy,
0.08%, 7/8/15	25,000	25,000
New Hampshire Higher Educational and Health Facilities Authority Revenue Bonds, Hunt Community Issue,
(TD Bank N.A. LOC),
0.07%, 7/8/15	6,295	6,295

		48,270

NewJersey - 1.0%
BB&T Municipal Trust Adjustable Revenue Bonds, Floaters, Series 2019,
(Branch Banking & Trust Co. LOC),
0.09%, 7/8/15(2)	21,515	21,515
BB&T Municipal Trust Revenue Bonds, Series 2047,
0.09%, 7/8/15(2)	325	325
Nuveen New Jersey Dividend Advantage Municipal Fund VRDP,
0.15%, 7/8/15(2)	10,000	10,000
Township of Toms River G.O. Unlimited Refunding Notes,
1.25%, 12/18/15	20,876	20,963

		52,803

New Mexico - 0.3%
New Mexico State Hospital Equipment Loan Council Revenue VRDB, Presbyterian Healthcare, Series B,
0.07%, 7/8/15	15,900	15,900

NewYork - 9.8%
BB&T Municipal Trust Revenue VRDB,
(Branch Banking & Trust Co. LOC),
0.14%, 7/8/15(2)	12,230	12,230
City of New York Adjustable G.O. Unlimited Bonds, Fiscal 2008, Subseries J-5,
0.03%, 7/1/15	9,600	9,600
City of New York Adjustable G.O. Unlimited Bonds, Fiscal 2015, Subseries F-7,
0.03%, 7/1/15	7,000	7,000
City of New York Adjustable G.O. Unlimited Bonds, Series F, Subseries F-3,
0.03%, 7/1/15	19,575	19,575

MONEY MARKET FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.4% continued
New York - 9.8% continued
City of New York Adjustable G.O. Unlimited Bonds, Subseries D-4,
(New York LOC),
0.02%, 7/1/15	$2,300	$2,300
City of New York Adjustable G.O. Unlimited Bonds, Subseries I-6,
(Bank of New York Mellon LOC),
0.02%, 7/1/15	3,915	3,915
City of New York G.O. Unlimited VRDB, Subseries D-3,
0.03%, 7/1/15	15,810	15,810
City of New York G.O. Unlimited, Series J, Subseries J-1,
(U.S. Treasury Escrowed),
5.00%, 6/1/16	8,975	9,358
City of New York G.O., Series A-5,
(Royal Bank of Canada LOC),
0.02%, 7/1/15	4,100	4,100
City of New York G.O., Subseries I-8,
0.03%, 7/1/15	4,110	4,110
Metropolitan Transportation Authority Revenue Bonds, Series B,
(U.S. Treasury Escrowed),
5.00%, 11/15/15	6,140	6,249
Metropolitan Transportation Authority TRANS, Subseries A-4,
0.50%, 3/1/16	51,000	51,068
Monroe County New York Industrial Development Agency Revenue VRDB, Margaret Woodbury Strong,
(Manufacturers & Traders Trust Co. LOC),
0.07%, 7/8/15	27,095	27,095
New York City Municipal Finance Authority Water & Sewer System Adjustable Revenue Bonds, Series CC-1, Second Generation Resolution,
0.03%, 7/1/15	330	330
New York City Municipal Water Finance Authority & Sewer System Revenue VRDB, Subseries B-3,
0.03%, 7/1/15	12,875	12,875
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, 2nd General Resolution,
0.03%, 7/1/15	11,600	11,600
New York City Municipal Water Finance Authority Water & Sewer System Revenue VRDB, Fiscal, Subseries B,
0.03%, 7/1/15	4,000	4,000
New York City New York IDA Civic Facilities Revenue VRDB, Sephardic Community Youth Center,
(Manufacturers & Traders Trust Co. LOC),
0.12%, 7/8/15	2,250	2,250
New York City Transitional Finance Authority Future Tax Secured Adjustable Revenue Refunding VRDB, Series A-3,
0.02%, 7/1/15	6,000	6,000
New York City Water & Sewer System Second General Adjustable Revenue Bonds, Fiscal 2008 Series BB-2,
0.03%, 7/1/15	15,000	15,000
New York City Water Finance Authority & Sewer System VRDB, Second General Resolution,
0.03%, 7/1/15	28,350	28,350
New York Mortgage Agency Homeowner Revenue VRDB, Series 159,
0.07%, 7/8/15	30,000	30,000
New York State Dormitory Authority Revenue Non-State Supported Debt VRDB, Samaritan Medical Center,
(HSBC Bank USA N.A. LOC),
0.06%, 7/8/15	8,315	8,315
New York State Dormitory Authority Revenues Non State Supported Debt Revenue VRDB, FFT Senior Communities, Inc.,
(HSBC Bank USA N.A. LOC),
0.06%, 7/8/15	3,245	3,245
New York State Energy Research & Development Authority Revenue Bonds, Subseries A-4,
(Bank of Nova Scotia LOC),
0.06%, 7/8/15	15,000	15,000
New York State Housing Finance Agency Revenue VRDB, 175 West 60th Street, Series A-2,
(Manufacturers & Traders Trust Co. LOC),
0.09%, 7/8/15	20,000	20,000

NORTHERN FUNDS QUARTERLY REPORT    11    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.4% continued
New York - 9.8% continued
New York State Housing Finance Agency Revenue VRDB, 33 Bond Street,
(Manufacturers & Traders Trust Co. LOC),
0.07%, 7/8/15	$6,450	$6,450
New York State Housing Finance Agency Revenue VRDB, 606 W 57Th Street,
(Wells Fargo Bank N.A. LOC),
0.08%, 7/8/15	4,000	4,000
New York State Housing Finance Agency Revenue VRDB, Affordable Housing, Clinton Park Phase II, Series E-31,
(Wells Fargo Bank N.A. LOC),
0.07%, 7/8/15	15,000	15,000
New York State Housing Finance Agency Revenue VRDB, Maestro W Chelsea Housing,
(Wells Fargo Bank N.A. LOC),
0.07%, 7/8/15	17,000	17,000
New York State Housing Finance Agency Revenue VRDB, Series A, 160 Madison Avenue,
(PNC Bank N.A. LOC),
0.02%, 7/1/15	7,000	7,000
New York State Housing Finance Agency Revenue VRDB, Series A, 855 Sixth Avenue Housing,
(Wells Fargo Bank N.A. LOC),
0.05%, 7/8/15	7,500	7,500
New York State Housing Finance Agency Revenue VRDB, Series A, Riverside Center,
(Bank of America N.A. LOC),
0.07%, 7/8/15	24,700	24,700
New York State Housing Finance Agency Revenue VRDB, Series A-1, Riverside Center 2 Housing,
(Bank of America N.A. LOC),
0.07%, 7/8/15	17,000	17,000
New York State Housing Finance Agency Revenue VRDB, Series A-2, Riverside Center 2 Housing,
(Bank of America N.A. LOC),
0.05%, 7/8/15	5,200	5,200
New York State Housing Finance Agency Revenue VRDB, West 30th Street Housing, Series A-2,
(Wells Fargo Bank N.A. LOC),
0.07%, 7/8/15	16,700	16,700
New York State Housing Finance Agency Revenue VRDB, West Chelsea, Series A,
(Wells Fargo Bank N.A. LOC),
0.07%, 7/8/15	29,000	29,000
Onondaga County New York Industrial Development Agency Civic Facilities Revenue VRDB, Syracuse Research Corp. Project,
(Manufacturers & Traders Trust Co. LOC),
0.12%, 7/8/15	6,060	6,060
Town of Niagara New York Area Development Corp. Revenue VRDB, Niagara Falls Memorial,
(HSBC Bank USA N.A. LOC),
0.06%, 7/8/15	7,020	7,020
Town of North Hempstead G.O. Limited Bonds Anticipatory Notes, Series C,
0.50%, 10/2/15	24,740	24,756

		516,761

North Carolina - 3.3%
BB&T Municipal Trust Floaters, Series 1038,
0.24%, 7/8/15(2)	2,995	2,995
City of Raleigh North Carolina COPS VRDB, Series B, Downtown,
0.08%, 7/8/15	35,500	35,500
Forsyth County North Carolina Industrial Facilities & Pollution Control Financing Authority Revenue VRDB, Recreation Facilities-YMCA Winston,
(Branch Banking & Trust Co. LOC),
0.06%, 7/8/15	1,410	1,410
Guilford County North Carolina G.O. VRDB,
Series A,
0.07%, 7/8/15	18,055	18,055
Series B,
0.08%, 7/8/15	3,900	3,900
North Carolina Capital Facilities Finance Agency Revenue Bonds, High Point University Project,
(Branch Banking & Trust Co. LOC),
0.06%, 7/8/15	925	925
North Carolina Capital Facilities Finance Agency Revenue VRDB, YMCA of Greater Charlotte Project, Series A,
(Branch Banking & Trust Co. LOC),
0.06%, 7/8/15	4,225	4,225

MONEY MARKET FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.4% continued
North Carolina - 3.3% continued
North Carolina Capital Facilities Financial Agency Educational Facilities Revenue VRDB, Rocky Mountain Preparatory School,
(Branch Banking & Trust Co. LOC),
0.06%, 7/8/15	$5,200	$5,200
North Carolina Capital Recreational Facilities Finance Agency Revenue VRDB, YMCA Greater Charlotte Project, Series B,
(Branch Banking & Trust Co. LOC),
0.06%, 7/8/15	11,060	11,060
North Carolina Medical Care Commission Hospital Revenue VRDB, Moses Cone Health System, Series A,
0.09%, 7/8/15	25,600	25,600
North Carolina State Capital Facilities Finance Agency Adjustable Revenue Bonds, Eagle-20140051 Class A,
0.08%, 7/8/15(2)	8,000	8,000
North Carolina State Medical Care Commission Hospital Revenue VRDB, Moses Cone Health System, Series B,
0.02%, 7/1/15	11,400	11,400
Raleigh Durham North Carolina Airport Authority Revenue Refunding VRDB, Series C,
(Royal Bank of Canada LOC),
0.06%, 7/8/15	12,460	12,460
University of North Carolina at Chapel Hill Revenue Bonds, Eagle 720053014, Class A,
0.08%, 7/8/15(2)	5,800	5,800
Winston-Salem North Carolina Water & Sewer System Revenue VRDB, Series B,
0.08%, 7/8/15	27,535	27,535

		174,065

North Dakota - 0.3%
City of Devils Lake Multifamily Housing Adjustable Revenue Bonds,
(U.S. Treasury Escrowed),
0.35%, 12/15/15	8,645	8,645
North Dakota Rural Water Finance Corporation Public Projects Construction Revenue Notes, Series C,
1.00%, 4/1/16	9,250	9,299

		17,944

Ohio - 1.0%
Cleveland Ohio Airport System Revenue VRDB, Series D,
(Bank of America N.A. LOC),
0.09%, 7/8/15	8,600	8,600
Cleveland-Cuyahoga County Port Authority Cultural Facilities Revenue VRDB, Series C, Museum of Art Project,
0.07%, 7/8/15	4,900	4,900
County of Franklin Ohio Health Care Facilities Revenue VRDB, Ohio Presbyterian, Series A,
(PNC Bank N.A. LOC),
0.07%, 7/8/15	2,850	2,850
Marysville Exempted Village School District
G.O. Refunding Unlimited Bonds,
(U.S. Treasury Escrowed),
5.00%, 12/1/15	1,430	1,458
Montgomery County Ohio Economic Development Revenue VRDB, The Dayton Art Institute,
(U.S. Bank N.A. LOC),
0.08%, 7/8/15	4,700	4,700
Nuveen Ohio Quality Income Municipal Fund VRDP, Series 1-1480,
0.16%, 7/8/15(2)	16,000	16,000
Ohio State Air Quality Development Authority Refunding VRDB, AEP Generation Resources,
(Mizuho Bank Ltd. LOC),
0.07%, 7/8/15	12,000	12,000
State of Ohio G.O., Common Schools, Series B,
0.06%, 7/8/15	4,400	4,400

		54,908

Oregon - 0.1%
Oregon State Health Housing Educational & Cultural Facilities Authority Revenue VRDB, The Evangelical Lutheran,
(U.S. Bank N.A. LOC),
0.11%, 7/8/15	1,400	1,400
Oregon State Health, Housing, Educational & Cultural Facilities Authority Revenue Bonds, Assumption Village Project, Series A,
(MUFG Union Bank N.A. LOC),
0.08%, 7/8/15	2,760	2,760

		4,160

NORTHERN FUNDS QUARTERLY REPORT    13    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.4% continued
Pennsylvania - 4.2%
Allegheny County IDA Revenue VRDB, Education Center Watson,
(PNC Bank N.A. LOC),
0.08%, 7/8/15	$4,300	$4,300
BB&T Municipal Trust Revenue Bonds,
(Branch Banking & Trust Co. LOC),
0.11%, 7/8/15(2)	29,530	29,530
Butler County IDA Pennsylvania Revenue Refunding VRDB, Concordia Lutheran, Series A,
(JPMorgan Chase Bank N.A. LOC),
0.07%, 7/8/15	14,395	14,395
Butler County Pennsylvania IDA Revenue VRDB, Concordia Lutheran, Series A,
(JPMorgan Chase Bank N.A. LOC),
0.07%, 7/8/15	8,960	8,960
Haverford Township Pennsylvania G.O., School District,
(TD Bank N.A. LOC),
0.06%, 7/8/15	7,600	7,600
Lancaster Pennsylvania IDA Revenue VRDB, Mennonite Home Project,
(Manufacturers & Traders Trust Co. LOC),
0.12%, 7/8/15	6,600	6,600
Lower Merion School District G.O. Limited VRDB, Capital Project, Series A,
(State Street Bank & Trust Co. LOC),
0.07%, 7/8/15	11,275	11,275
Lower Merion School District VRDB, Series A-1, Capital Project,
(U.S. Bank N.A. LOC),
0.07%, 7/8/15	9,300	9,300
Montgomery County IDA Revenue VRDB, Acts Retirement Life Community,
(TD Bank N.A. LOC),
0.03%, 7/1/15	2,025	2,025
Pennsylvania Housing Financial Agency Multifamily Revenue VRDB, Series 2008, Special Limited Obligation, Foxwood,
(FHLMC LOC),
0.09%, 7/8/15	3,200	3,200
Pennsylvania State Housing Finance Agency Multifamily Adjustable Revenue Bonds, Series A, Special Limited Obligation, RHI Portfolio,
(U.S. Treasury Escrowed),
0.35%, 7/1/15	16,070	16,070
RBC Municipal Products, Inc. Trust Floater Revenue Bonds, Series I-33,
(Royal Bank of Canada LOC),
0.14%, 7/2/15(2) (3)	11,995	11,995
RBC Municipal Products, Inc. Trust Revenue Bonds, Floater, Series E-53,
(Royal Bank of Canada LOC),
0.16%, 7/2/15(2) (3)	76,865	76,865
Southcentral Pennsylvania General Authority Revenue VRDB, Hanover Lutheran Village Project,
(Manufacturers & Traders Trust Co. LOC),
0.12%, 7/8/15	7,350	7,350
University of Pittsburgh of The Commonwealth System of Higher Education Asset Revenue Notes,
2.00%, 7/22/15	10,000	10,011
West Cornwall Pennsylvania Township Municipal Authority Revenue VRDB, Series 2006, Senior Living Facility Lebanon Valley,
(PNC Bank N.A. LOC),
0.07%, 7/8/15	3,660	3,660

		223,136

Rhode Island - 0.5%
Rhode Island Health & Educational Building Corp. Higher Education Facility Revenue Refunding VRDB, Roger Williams University, Series A,
(U.S. Bank N.A. LOC),
0.07%, 7/8/15	15,025	15,025
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding VRDB, Bryant University,
(TD Bank N.A. LOC),
0.07%, 7/8/15	11,725	11,725

		26,750

South Carolina - 0.8%
City of Columbia South Carolina Waterworks & Sewer System Revenue VRDB,
(U.S. Bank N.A. LOC),
0.02%, 7/1/15	15,600	15,600
Eclipse Funding Trust, G.O., Series 2006-0152, Solar Eclipse, Spartan,
(U.S. Bank N.A. LOC),
0.08%, 7/8/15(2)	10,320	10,320

MONEY MARKET FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.4% continued
South Carolina - 0.8% continued
South Carolina State Housing Finance & Development Authority Multifamily Revenue VRDB, Rental Franklin Square,
(FHLMC LOC),
0.07%, 7/8/15	$9,800	$9,800
South Carolina State Housing Financial & Development Authority Multifamily Revenue VRDB, Rental Housing Brookside Apartments,
(FHLMC LOC),
0.09%, 7/8/15	4,700	4,700

		40,420

South Dakota - 0.3%
South Dakota Health & Educational Facilities Authority Revenue VRDB, Sioux Valley Hospitals & Health, Series C,
(U.S. Bank N.A. LOC),
0.07%, 7/8/15	13,745	13,745

Tennessee - 1.8%
Metropolitan Government Nashville & Davidson County Tennessee IDB Revenue VRDB, Multifamily Housing, Arbor Knoll,
(FNMA LOC),
0.07%, 7/8/15	13,400	13,400
Sevier County Tennessee Public Building Authority VRDB, Local Government Public Improvement,
(Branch Banking & Trust Co. LOC),
0.06%, 7/8/15	13,080	13,080
Shelby County Health, Educational, & Housing Facilities Board Revenue VRDB, Series A, Methodist Le Bonheur,
(Assured Guaranty Municipal Corp. Insured),
0.08%, 7/1/15	43,100	43,100
Shelby County Tennessee Health Educational & Housing Facilities Board Multifamily Housing Revenue VRDB, Gateway Projects,
(FNMA LOC),
0.08%, 7/8/15	5,575	5,575
Tennessee State Energy Acquisition Corp. Gas Revenue, Floaters,
(Branch Banking & Trust Co. LOC),
0.08%, 7/8/15(2)	20,510	20,510

		95,665

Texas - 12.6%
BB&T Municipal Trust Adjustable Revenue Bonds, Floaters, Series 2010,
0.10%, 7/8/15(2)	10,135	10,135
BB&T Municipal Trust Revenue VRDB, Floaters, Series 2022,
(Branch Banking & Trust Co. LOC),
0.08%, 7/8/15(2)	1,695	1,695
BB&T Municipal Trust Various States Revenue Bonds, Floaters, Series 2043,
0.10%, 7/8/15(2)	1,275	1,275
Bexar County Health Care Facilities Development Corp. Adjustable Revenue Bonds, Series A, El Centro Del Barrio Project,
(JPMorgan Chase Bank N.A. LOC),
0.10%, 7/8/15	9,715	9,715
Capital Area Housing Finance Corp. Texas Revenue VRDB, Encino Pointe Apartments,
(FHLMC LOC),
0.07%, 7/8/15	15,275	15,275
Carroll Texas Independent School District G.O. Bonds, School Building,
(Texas Permanent School Fund Program Guaranty Insured),
0.06%, 7/8/15	8,000	8,000
City of Houston Municipal Interest Bearing CP,
0.10%, 8/5/15	9,800	9,800
Clipper Caraval Tax-Exempt Certificate Trust, Clipper Tax-Exempt 23, Revenue Bonds, Series 2009-52, Texas,
0.07%, 7/8/15(2)	20,000	20,000
Denton Texas Independent School District G.O. VRDB, School Building, Series B,
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.07%, 7/8/15	15,000	15,000
Eclipse Funding Trust, Texas, G.O., Series 2007-0080, Solar Eclipse,
(U.S. Bank N.A. LOC),
0.10%, 7/8/15(2)	10,285	10,285
Eclipse Funding Trust, Waco Texas, Revenue Bonds, Series 2007-0040, Solar Eclipse,
(U.S. Bank N.A. LOC),
0.10%, 7/8/15(2)	21,125	21,125
Gulf Coast IDA Revenue VRDB, Exxon Mobil Project,
0.01%, 7/1/15	17,000	17,000

NORTHERN FUNDS QUARTERLY REPORT    15    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.4% continued
Texas - 12.6% continued
Harris County Industrial Development Corp. PCR Bonds,
0.02%, 7/1/15	$3,700	$3,700
Harris County Texas Hospital District Revenue Refunding VRDB, Senior Lien,
(JPMorgan Chase Bank N.A. LOC),
0.07%, 7/8/15	18,330	18,330
Lubbock Texas Independent School District G.O. VRDB, School Building,
(Texas Permanent School Fund Program Guaranty Gtd.),
0.09%, 7/8/15	1,700	1,700
Lubbock Texas Independent School District G.O. VRDB, School Building, Series A,
(Texas Permanent School Fund Program Guaranty Insured),
0.09%, 7/8/15	500	500
Mesquite Independent School District G.O. VRDB, School Building, Series A,
(Texas Permanent School Fund Program Guaranty Insured),
0.08%, 7/8/15	1,045	1,045
Northwest Texas Independent School District G.O. VRDB,
(Texas Permanent School Fund Program Guaranty Insured),
0.08%, 7/8/15	2,760	2,760
Nueces County Health Facilities Development Corp. Revenue VRDB, Series A, Driscoll Children’s Foundation,
(JPMorgan Chase Bank N.A. LOC),
0.07%, 7/8/15	9,800	9,800
Panhandle Regional Multifamily Housing Finance Corp. Revenue VRDB, Series 2008, Jason Ave Residential Apartments,
(FHLMC LOC),
0.07%, 7/8/15	7,385	7,385
Port Arthur Navigation District Industrial Development Corp. Exempt Facilities Revenue VRDB, Total Petrochemicals, Series A,
(Total S.A. Gtd.),
0.08%, 7/8/15	60,865	60,865
Port of Arthur Texas Navigation District Industrial Development Corp. Exempt Facilities Revenue VRDB, Total Petrochemicals, Series B,
(Total S.A. Gtd.),
0.08%, 7/8/15	5,000	5,000
Port of Port Arthur Navigation District Exempt Facilities Revenue VRDB, Total Petrochemicals Project,
(Total S.A. Gtd.),
0.08%, 7/8/15	20,000	20,000
Port of Port Arthur Texas Navigation District Exempt Facilities Revenue VRDB, Total Petrochemicals USA,
(Total S.A. Gtd.),
0.08%, 7/8/15	12,900	12,900
RBC Municipal Products, Inc. Trust Revenue VRDB, Floaters,
(Royal Bank of Canada LOC),
0.07%, 7/8/15(2)	10,000	10,000
RBC Municipal Products, Inc. Trust Revenue VRDB, Series E-18,
(Royal Bank of Canada LOC),
0.07%, 7/8/15(2)	50,000	50,000
State of Texas G.O. VRDB, Series A,
0.07%, 7/8/15	7,420	7,420
State of Texas G.O. VRDB, Veterans, Series A,
(Sumitomo Mitsui Banking Corp. LOC),
0.08%, 7/8/15	13,200	13,200
State of Texas G.O. VRDB, Veterans, Series B,
(Texas State LOC),
0.05%, 7/8/15	49,500	49,500
State Of Texas, G.O. Unlimited VRDB, Veterans, Series A,
0.05%, 7/8/15	40,000	40,000
Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding VRDB, Christus Health, Series C-4,
(Bank of Montreal LOC),
0.07%, 7/8/15	5,340	5,340
Tarrant County Multifamily Housing Financial Corp. Revenue VRDB, Series 2003, Housing Gateway Apartments,
(FNMA LOC),
0.06%, 7/8/15	9,860	9,860
Texas Department Multifamily Housing & Community Affairs Revenue VRDB, Woodmont Apartments,
(FHLMC LOC),
0.07%, 7/8/15	14,555	14,555
Texas State G.O. Unlimited TRANS,
1.50%, 8/31/15	130,000	130,297

MONEY MARKET FUNDS     16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.4% continued
Texas - 12.6% continued
Texas State G.O. Unlimited VRDB, Series B, Veterans,
0.07%, 7/8/15	$25,400	$25,400
Texas State G.O. Unlimited VRDB, Series D, Veterans,
0.07%, 7/8/15	19,800	19,800

		658,662

Utah - 0.5%
Salt Lake City Corp. G.O. Unlimited TRANS,
2.00%, 6/30/16	8,000	8,131
Utah Housing Corp. Multifamily Revenue VRDB, Florentine Villas, Series A,
(FHLMC LOC),
0.07%, 7/8/15	18,880	18,880

		27,011

Virginia - 1.0%
Hampton Virginia Redevelopment & Housing Authority Multifamily Housing Revenue Refunding VRDB, Hampton Center Apartments Project,
(FHLMC LOC),
0.07%, 7/8/15	13,310	13,310
Lynchburg IDA Revenue Refunding VRDB, Hospital Centra Health, Series E,
(FHLB of Atlanta LOC),
0.07%, 7/8/15	5,400	5,400
Lynchburg Virginia IDA Revenue Refunding VRDB, Hospital Centra Health,
(FHLB of Atlanta LOC),
0.07%, 7/8/15	6,400	6,400
Nuveen Virginia Premium Income Municipal Fund VRDP,
0.16%, 7/8/15(2)	25,000	25,000

		50,110

Washington - 0.6%
Clipper Caraval Tax-Exempt Certificate Trust, Clipper Tax-Exempt, Revenue Bonds, Series 2009-65, Washington,
0.07%, 7/8/15(2)	14,740	14,740
Washington Higher Education Facilities Authority Revenue VRDB, Whitman College Project,
0.07%, 7/8/15	13,645	13,645
Washington State Housing Finance Commission Revenue Refunding VRDB, Antioch University Project,
(MUFG Union Bank N.A. LOC),
0.07%, 7/8/15	4,245	4,245

		32,630

West Virginia - 0.4%
Cabell County West Virginia County Commission Revenue VRDB, Huntington YMCA Project,
(JPMorgan Chase Bank N.A. LOC),
0.17%, 7/8/15	2,325	2,325
West Virginia Hospital Finance Authority Revenue Refunding & Improvement VRDB, Cabell Hospital, Series A,
(Branch Banking & Trust Co. LOC),
0.06%, 7/8/15	20,560	20,560

		22,885

Wisconsin - 3.8%
Clipper Caraval Tax-Exempt Certificate Trust, Clipper Tax, Revenue Bonds, Series 2009-36, Wisconsin,
0.07%, 7/8/15(2)	25,000	25,000
Clipper Caraval Tax-Exempt Certificate Trust, Clipper Tax-Exempt 24, Revenue Bonds, Series 2009-53, Wisconsin,
0.07%, 7/8/15(2)	21,745	21,745
Milwaukee Redevelopment Authority Lease Revenue VRDB, University of Wisconsin- Kenilworth Project,
(U.S. Bank N.A. LOC),
0.07%, 7/8/15	32,380	32,380
Public Finance Authority Revenue VRDB, Glenridge Palmer Ranch, Series C,
(Bank of Scotland PLC LOC),
0.04%, 7/1/15	5,000	5,000
Wisconsin State Health & Educational Facilities Authority Revenue Refunding VRDB, Medical College Wisconsin, Series B,
(U.S. Bank N.A. LOC),
0.06%, 7/8/15	17,500	17,500
Wisconsin State Health & Educational Facilities Authority Revenue Refunding VRDB, Oakwood Village,
(BMO Harris Bank N.A. LOC),
0.07%, 7/8/15	7,610	7,610

NORTHERN FUNDS QUARTERLY REPORT     17    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.4% continued
Wisconsin - 3.8% continued
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Aurora Healthcare, Series C,
(Bank of Montreal LOC),
0.02%, 7/1/15	$5,100	$5,100
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Bay Area Medical Center Inc.,
(BMO Harris Bank N.A. LOC),
0.03%, 7/1/15	6,800	6,800
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Marshfield, Series B,
(JPMorgan Chase Bank N.A. LOC),
0.07%, 7/8/15	28,000	28,000
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2003, Mequon Jewish Project,
(JPMorgan Chase Bank N.A. LOC),
0.10%, 7/8/15	4,905	4,905
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2008-B, Meriter Retirement Services,
(U.S. Bank N.A. LOC),
0.08%, 7/8/15	12,975	12,975
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series B, Aurora Healthcare,
(Bank of Montreal LOC),
0.02%, 7/1/15	10,275	10,275
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, St. Norbert College, Inc.,
(JPMorgan Chase Bank N.A. LOC),
0.08%, 7/8/15	7,900	7,900
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Watertown Memorial Hospital, Inc. Project,
(JPMorgan Chase Bank N.A. LOC),
0.07%, 7/8/15	15,000	15,000
Wisconsin State School Districts Cash Flow Administration Temporary Borrowing Program Revenue Notes, Series A,
1.00%, 10/9/15	1,000	1,001

		201,191

Municipal States Pooled Securities - 1.5%
BB&T Municipal Trust Floaters, Series 1036,
0.22%, 7/8/15(2)	2,890	2,890
BB&T Municipal Trust Various States Adjustable Floaters, Series 5000,
(Rabobank LOC),
0.17%, 7/8/15(2)	3,630	3,630
BB&T Municipal Trust Various States Revenue Bonds, Floaters, Series 1007,
0.17%, 7/8/15(2)	1,840	1,840
BB&T Municipal Trust Various States VRDB, Series 1039,
(Branch Banking & Trust Co. LOC),
0.17%, 7/8/15(2)	4,275	4,275
BB&T Municipal Trust Various States,
0.17%, 7/8/15(2)	7,170	7,170
0.32%, 7/8/15(2)	9,455	9,455
Western Asset Intermediate Municipals Fund, Inc. VRDP, Series 1 (AMT),
0.16%, 7/8/15(2)	35,100	35,100
Western Asset Municipal Partners Fund, Inc. VRDP, Series 1,
0.16%, 7/8/15(2)	12,600	12,600

		76,960

Total Municipal Investments (Cost $5,055,807)		5,055,807

Total Investments - 96.4% (Cost $5,055,807)(4)		5,055,807

Other Assets less Liabilities - 3.6%		190,730

NET ASSETS - 100.0%		$5,246,537

(1)	Restricted security that has been deemed illiquid. At June 30, 2015, the value of this restricted illiquid security amounted to approximately $33,325,000 or 0.6% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
RBC Municipal Products, Inc. Trust Revenue Bonds, Floater, Series E-55,
0.16%, 8/3/15	4/28/15	$33,325

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Trustees of Northern Funds.

MONEY MARKET FUNDS     18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

(3)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(4)	The cost for federal income tax purposes was $5,055,807.

Percentages shown are based on Net Assets.

At June 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Air, Transportation, Water Services and Solid Waste Management	18.6%
Educational Services	13.9
Electric Services, Power and Combined Utilities	6.6
Executive, Legislative & General Government	15.4
General Medical and Surgical Hospitals, Specialty Hospitals, Nursing and Personal Care	17.7
Miscellaneous Revenues	6.4
Urban and Community Development, Housing Programs and Social Services	14.7
All other sectors less than 5%	6.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of June 30, 2015:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Municipal Money Market Fund(1)	$—	$5,055,807	$—	$5,055,807

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

BANS - Bond Anticipation Notes

CP - Commercial Paper

COPS - Certificates of Participation

EDA - Economic Development Authority

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

IDB - Industrial Development Board

LOC - Letter of Credit

PCR - Pollution Control Revenue

SFM - Single Family Mortgage

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

VRDP - Variable Rate Demand Preferred

NORTHERN FUNDS QUARTERLY REPORT    19    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND	JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 81.7%(1)
Federal Farm Credit Bank - 10.1%
FFCB Discount Notes,
0.20%, 7/1/15	$5,000	$5,000
0.15%, 7/2/15	3,000	3,000
0.14%, 8/24/15	1,000	1,000
0.18%, 9/8/15	4,000	3,999
0.16%, 9/21/15	2,000	1,999
0.21%, 10/5/15	3,000	2,998
0.19%, 1/5/16	1,000	999
0.19%, 1/11/16	6,000	5,994
FFCB FRN,
0.17%, 7/1/15(2)	5,000	5,000
0.20%, 7/1/15(2)	3,000	3,001
0.18%, 7/2/15(2)	13,000	12,998
0.21%, 7/2/15(2)	9,000	9,005
0.13%, 7/3/15(2)	12,000	12,000
0.16%, 7/3/15(2)	3,000	3,000
0.14%, 7/6/15	6,000	6,000
0.15%, 7/6/15(2)	5,000	5,000
0.14%, 7/7/15(2)	5,000	5,000
0.17%, 7/9/15(2)	15,000	14,997
0.17%, 7/18/15(2)	5,000	4,999
0.16%, 7/20/15(2)	3,000	3,000
0.14%, 7/21/15(2)	3,000	3,000
0.21%, 7/22/15(2)	2,000	2,000
0.16%, 7/23/15(2)	6,000	6,000
0.17%, 7/23/15(2)	4,000	4,000
0.16%, 7/24/15(2)	4,000	3,999
0.23%, 7/24/15	2,000	2,000
0.24%, 7/24/15(2)	1,000	1,000
0.14%, 7/25/15(2)	8,000	8,000
0.14%, 7/26/15(2)	6,000	6,000
0.17%, 7/26/15(2)	3,000	3,000
0.14%, 7/28/15(2)	6,000	6,000
0.21%, 7/29/15(2)	4,000	4,003
0.17%, 7/30/15(2)	7,000	7,000
0.16%, 9/30/15(2)	7,000	6,999

		171,990

Federal Home Loan Bank - 54.0%
FHLB Bonds,
0.16%, 7/15/15	25,000	25,000
0.14%, 7/22/15	5,000	5,000
0.18%, 8/18/15	25,000	25,001
0.19%, 8/25/15	10,000	10,000
0.20%, 8/28/15	3,000	3,000
0.21%, 8/28/15	10,000	10,000
0.38%, 8/28/15	5,000	5,002
0.20%, 10/1/15	9,000	9,002
0.09%, 10/8/15	9,000	8,999
0.17%, 10/16/15	3,000	3,000
0.18%, 11/6/15	3,000	3,000
0.22%, 12/4/15	10,000	10,000
0.26%, 1/27/16	5,000	4,999
0.35%, 3/7/16	5,000	5,000
0.40%, 3/11/16	5,000	5,000
FHLB Discount Notes,
0.07%, 7/6/15	12,000	12,000
0.09%, 7/6/15	50,000	49,999
0.07%, 7/7/15	5,000	5,000
0.08%, 7/10/15	16,000	16,000
0.09%, 7/10/15	4,000	4,000
0.09%, 7/13/15	9,000	9,000
0.08%, 7/15/15	37,000	36,999
0.09%, 7/17/15	110,000	109,996
0.15%, 7/17/15	5,000	5,000
0.08%, 7/22/15	46,000	45,998
0.09%, 7/22/15	4,000	4,000
0.07%, 8/7/15	13,000	12,999
0.11%, 8/12/15	20,000	19,997
0.10%, 8/17/15	6,000	5,999
0.10%, 8/19/15	10,000	9,999
0.09%, 8/26/15	29,000	28,996
0.16%, 9/7/15	4,000	3,999
0.09%, 9/9/15	48,000	47,992
0.11%, 9/9/15	4,000	3,999
0.09%, 9/11/15	28,000	27,995
0.09%, 9/16/15	28,000	27,995
0.10%, 9/16/15	45,000	44,990
0.08%, 9/17/15	61,000	60,989
0.09%, 9/17/15	5,000	4,999
0.10%, 9/18/15	12,000	11,997
0.09%, 9/21/15	4,000	3,999
0.09%, 9/29/15	33,000	32,992
0.10%, 10/22/15	22,000	21,993
0.20%, 11/25/15	19,000	18,985
0.30%, 2/12/16	3,000	2,994
0.28%, 2/23/16	3,000	2,994
FHLB FRN,
0.15%, 7/10/15(2)	20,000	20,000

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 81.7%(1) continued
Federal Home Loan Bank - 54.0% continued
0.18%, 7/11/15(2)	$9,000	$9,000
0.15%, 7/18/15(2)	3,000	3,000
0.14%, 7/20/15(2)	7,000	7,000
0.15%, 7/21/15	8,000	8,000
0.14%, 7/23/15(2)	40,000	40,000
0.19%, 7/23/15(2)	3,000	3,000

		916,897

Federal Home Loan Mortgage Corporation - 6.4%
FHLMC Discount Notes,
0.10%, 10/1/15	15,000	14,996
0.10%, 10/2/15	7,000	6,998
0.15%, 10/19/15	10,000	9,996
0.24%, 12/7/15	8,000	7,992
FHLMC FRN,
0.18%, 7/12/15(2)	4,000	3,999
0.19%, 7/12/15(2)	5,000	4,999
0.19%, 7/13/15(2)	5,000	4,999
0.17%, 7/16/15(2)	48,000	48,002
0.15%, 7/18/15(2)	7,000	6,999

		108,980

Federal National Mortgage Association - 11.2%
FNMA Bond,
0.50%, 7/2/15	51,790	51,790
FNMA Discount Notes,
0.16%, 8/3/15	9,000	8,999
0.18%, 9/1/15	14,000	13,996
0.13%, 9/14/15	23,000	22,994
0.11%, 10/1/15	33,801	33,790
0.21%, 1/4/16	14,000	13,985
0.23%, 1/4/16	17,000	16,980
0.30%, 3/1/16	5,000	4,990
FNMA FRN,
0.16%, 7/5/15(2)	8,000	8,000
0.18%, 7/21/15(2)	15,000	15,001

		190,525

Total U.S. Government Agencies (Cost $1,388,392)		1,388,392

U.S. GOVERNMENT OBLIGATIONS - 3.8%
U.S. Treasury Bills - 2.3%
0.13%, 7/9/15	8,000	8,000
0.11%, 9/17/15	7,000	6,998
0.15%, 9/17/15	7,000	6,998
0.14%, 10/1/15	8,000	7,997
0.11%, 12/31/15	9,000	8,995

		38,988

U.S. Treasury Floating Rate Notes - 1.5%
0.06%, 7/1/15(2)	7,180	7,179
0.07%, 7/1/15(2)	13,000	12,993
0.09%, 7/1/15(2)	3,000	3,000
0.10%, 7/1/15(2)	3,000	3,000

		26,172

Total U.S. Government Obligations (Cost $65,160)		65,160

Investments, at Amortized Cost ($1,453,552)		1,453,552

REPURCHASE AGREEMENTS - 17.0%
Joint Repurchase Agreements - 1.7%(3)
Bank of America Securities LLC, dated 6/30/15, repurchase price $9,685
0.06%, 7/7/15	9,684	9,684
Morgan Stanley & Co., Inc., dated 6/30/15, repurchase price $9,685
0.03%, 7/7/15	9,685	9,685
Societe Generale, New York Branch, dated 6/30/15, repurchase price $9,685
0.14%, 7/7/15	9,685	9,685

		29,054

Repurchase Agreements - 15.3%(4)
Bank of America N.A., dated 6/30/15, repurchase price $50,000
0.11%, 7/1/15	50,000	50,000
BNP Paribas Securities Corp., dated 6/8/15, repurchase price $50,004
0.09%, 7/8/15	50,000	50,000
Citigroup Global Markets, Inc., dated 6/30/15, repurchase price $8,926
0.10%, 7/1/15	8,926	8,926

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 17.0% continued
Repurchase Agreements - 15.3%(4) continued
Mizuho Securities USA, Inc., dated 6/30/15, repurchase price $150,001
0.15%, 7/1/15	$150,000	$150,000

		258,926

Total Repurchase Agreements (Cost $287,980)		287,980

Total Investments - 102.5% (Cost $1,741,532)(5)		1,741,532

Liabilities less Other Assets - (2.5)%		(42,307)

NET ASSETS - 100.0%		$1,699,225

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$10,701	0.75% - 3.63%	1/15/25 - 8/15/44
U.S. Treasury Notes	$18,998	0.13% - 1.88%	4/15/17 - 7/15/20

Total	$29,699

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$59,825	0.88% - 7.50%	10/14/16 - 5/1/45
FNMA	$183,670	1.00% - 6.50%	5/1/17 - 5/1/45
GNMA	$13,390	3.50% - 7.00%	8/15/18 - 6/20/44
U.S. Treasury Bonds	$9,105	0.00% - 4.50%	8/15/15 - 8/15/40
TVA	$600	3.88%	2/15/21

Total	$266,590

(5)	The cost for federal income tax purposes was $1,741,532.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of June 30, 2015:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Money Market Fund(1)	$—	$1,741,532	$—	$1,741,532

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

TVA - Tennessee Valley Authority

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND	JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 85.8%(1)
Federal Farm Credit Bank - 21.4%
FFCB Bond,
0.19%, 9/9/15	$20,000	$20,000
FFCB Discount Notes,
0.01%, 7/1/15	103,296	103,296
0.20%, 7/1/15	11,000	11,000
0.15%, 7/2/15	7,000	7,000
0.16%, 7/2/15	12,000	12,000
0.11%, 7/8/15	8,000	8,000
0.14%, 8/24/15	2,000	2,000
0.18%, 9/8/15	8,000	7,997
0.16%, 9/21/15	4,000	3,999
0.21%, 10/5/15	7,000	6,996
0.19%, 10/20/15	8,000	7,995
0.19%, 11/3/15	10,000	9,993
0.15%, 11/4/15	5,000	4,997
0.18%, 11/23/15	5,000	4,996
0.19%, 1/5/16	2,000	1,998
0.18%, 1/8/16	5,000	4,995
FFCB FRN,
0.17%, 7/1/15(2)	15,000	15,000
0.20%, 7/1/15(2)	8,000	8,003
0.22%, 7/1/15(2)	37,000	37,010
0.23%, 7/1/15(2)	16,000	16,000
0.26%, 7/1/15(2)	11,000	11,007
0.18%, 7/2/15(2)	15,000	14,997
0.21%, 7/2/15(2)	4,000	4,002
0.13%, 7/3/15(2)	20,000	20,000
0.16%, 7/3/15(2)	5,000	5,000
0.14%, 7/6/15(2)	14,000	13,999
0.14%, 7/6/15	15,000	15,000
0.16%, 7/6/15(2)	5,000	5,000
0.14%, 7/7/15(2)	5,000	5,000
0.17%, 7/9/15(2)	52,000	51,992
0.14%, 7/15/15(2)	42,000	42,000
0.17%, 7/18/15(2)	10,000	9,999
0.19%, 7/19/15(2)	16,000	16,002
0.16%, 7/20/15(2)	28,000	27,997
0.21%, 7/20/15(2)	10,000	10,006
0.22%, 7/20/15	3,000	3,000
0.14%, 7/21/15(2)	38,000	37,999
0.18%, 7/22/15(2)	22,000	21,997
0.21%, 7/22/15(2)	4,000	4,000
0.17%, 7/24/15(2)	5,000	4,999
0.24%, 7/24/15(2)	3,000	3,001
0.14%, 7/25/15(2)	19,000	19,000
0.17%, 7/26/15(2)	8,000	8,000
0.13%, 7/28/15	23,000	23,000
0.14%, 7/28/15(2)	11,000	10,999
0.17%, 7/30/15(2)	17,000	17,000
0.16%, 9/30/15(2)	13,000	12,999

		711,270

Federal Home Loan Bank - 63.2%
FHLB Bonds,
0.13%, 7/23/15	7,000	7,000
0.18%, 8/18/15	4,000	4,000
0.20%, 8/18/15	39,000	39,004
0.19%, 8/25/15	95,000	95,005
0.19%, 8/27/15	19,000	19,002
0.13%, 8/28/15	3,000	3,000
0.20%, 8/28/15	6,000	6,000
0.21%, 8/28/15	40,000	40,002
0.38%, 8/28/15	13,000	13,005
0.19%, 9/10/15	10,000	10,000
0.20%, 9/25/15	3,000	3,000
0.09%, 10/8/15	17,000	16,999
0.16%, 10/13/15	22,000	21,999
0.17%, 10/16/15	7,000	7,000
0.17%, 11/6/15	22,000	21,998
0.18%, 11/6/15	5,000	5,000
0.13%, 11/18/15	7,000	6,998
0.22%, 11/23/15	5,000	5,000
0.22%, 12/4/15	6,000	6,000
0.23%, 1/8/16	3,000	2,999
0.34%, 1/25/16	3,000	3,001
0.25%, 1/26/16	5,000	4,999
0.26%, 1/27/16	12,000	11,999
0.35%, 3/7/16	12,000	12,000
0.40%, 3/11/16	12,000	12,000
0.33%, 4/1/16	5,000	4,999
FHLB Discount Notes,
0.07%, 7/6/15	72,000	71,999
0.09%, 7/6/15	61,000	60,999
0.07%, 7/7/15	10,000	10,000
0.07%, 7/9/15	50,000	49,999
0.08%, 7/10/15	29,000	28,999
0.09%, 7/10/15	7,000	7,000
0.09%, 7/13/15	17,000	17,000

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 85.8%(1) continued
Federal Home Loan Bank - 63.2% continued
0.09%, 7/17/15	$19,000	$18,999
0.08%, 7/22/15	185,000	184,992
0.09%, 7/22/15	7,000	7,000
0.09%, 7/31/15	32,000	31,998
0.10%, 8/3/15	18,000	17,998
0.08%, 8/5/15	27,000	26,998
0.09%, 8/5/15	50,000	49,996
0.07%, 8/7/15	25,000	24,998
0.07%, 8/11/15	33,000	32,997
0.10%, 8/12/15	100,000	99,989
0.11%, 8/12/15	7,000	6,999
0.11%, 8/14/15	34,000	33,996
0.10%, 8/17/15	11,000	10,999
0.14%, 8/21/15	38,000	37,992
0.08%, 8/26/15	13,000	12,998
0.09%, 8/26/15	73,000	72,990
0.16%, 9/7/15	21,000	20,994
0.09%, 9/9/15	93,000	92,984
0.11%, 9/9/15	7,000	6,999
0.09%, 9/11/15	53,000	52,990
0.10%, 9/11/15	7,000	6,999
0.09%, 9/16/15	152,000	151,970
0.10%, 9/16/15	38,000	37,992
0.08%, 9/17/15	68,000	67,987
0.09%, 9/17/15	15,000	14,997
0.20%, 9/17/15	7,000	7,001
0.10%, 9/18/15	6,000	5,999
0.09%, 9/21/15	28,000	27,995
0.10%, 9/23/15	8,000	7,998
0.09%, 9/29/15	61,000	60,986
0.10%, 10/22/15	41,000	40,987
0.23%, 2/2/16	5,000	4,993
0.28%, 2/8/16	4,000	3,993
0.30%, 2/12/16	8,000	7,985
0.28%, 2/23/16	8,000	7,985
0.29%, 2/26/16	12,000	11,977
FHLB FRN,
0.15%, 7/10/15(2)	52,000	51,999
0.18%, 7/11/15(2)	22,000	21,999
0.15%, 7/18/15(2)	8,000	8,000
0.14%, 7/20/15(2)	18,000	17,999
0.15%, 7/21/15	21,000	21,000
0.14%, 7/23/15(2)	29,000	29,000
0.19%, 7/23/15(2)	7,000	7,000

		2,098,752

Tennessee Valley Authority - 1.2%
TVA Discount Note,
0.06%, 7/7/15	40,000	40,000

Total U.S. Government Agencies (Cost $2,850,022)		2,850,022

U.S. GOVERNMENT OBLIGATIONS - 4.9%
U.S. Treasury Bills - 2.7%
0.11%, 7/2/15	17,000	16,991
0.13%, 7/9/15	20,000	19,999
0.11%, 9/17/15	17,000	16,996
0.15%, 9/17/15	17,000	16,995
0.14%, 10/1/15	19,000	18,993

		89,974

U.S. Treasury Floating Rate Notes - 2.2%
0.06%, 7/1/15(2)	25,510	25,506
0.07%, 7/1/15(2)	31,000	30,984
0.08%, 7/1/15(2)	4,000	4,000
0.09%, 7/1/15(2)	8,000	8,000
0.10%, 7/1/15(2)	6,000	5,999

		74,489

Total U.S. Government Obligations (Cost $164,463)		164,463

Investments, at Amortized Cost ($3,014,485)		3,014,485

REPURCHASE AGREEMENTS - 9.8%
Repurchase Agreements - 9.8%(3)
Bank of America N.A., dated 6/30/15, repurchase price $45,000
0.11%, 7/1/15	45,000	45,000
Citigroup Global Markets, Inc., dated 6/30/15, repurchase price $100,000
0.12%, 7/1/15	100,000	100,000

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 9.8% continued
Repurchase Agreements - 9.8%(3) continued
Mizuho Securities USA, Inc., dated 6/30/15, repurchase price $180,001
0.15%, 7/1/15	$180,000	$180,000

		325,000

Total Repurchase Agreements (Cost $325,000)		325,000

Total Investments - 100.5% (Cost $3,339,485)(4)		3,339,485

Liabilities less Other Assets - (0.5)%		(16,815)

NET ASSETS - 100.0%		$3,322,670

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$65,414	3.00% - 4.00%	1/1/30 - 6/1/45
FNMA	$162,402	2.35% - 5.50%	6/1/30 - 6/1/45
GNMA	$3,934	3.50%	9/15/44 - 4/20/45
U.S. Treasury Notes	$102,000	0.63%	6/30/17

Total	$333,750

(4)	The cost for federal income tax purposes was $3,339,485.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of June 30, 2015:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Money Market Fund(1)	$—	$3,339,485	$—	$3,339,485

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

TVA - Tennessee Valley Authority

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND	JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 15.0%
Automobile - 0.4%
Hyundai Auto Receivables Trust, Series 2015-B, Class A3,
1.12%, 11/15/19	$970	$968

Commercial Mortgage-Backed Securities - 12.0%
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class A4,
5.54%, 10/12/41	1,288	1,339
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A4,
5.90%, 6/11/40	1,135	1,204
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A4,
5.74%, 9/11/42	825	889
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4,
5.90%, 12/10/49	1,925	2,059
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2,
1.99%, 4/10/46	995	1,004
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5,
5.62%, 10/15/48	1,009	1,046
COMM Mortgage Trust, Series 2013-CR6, Class A2,
2.12%, 3/10/46	1,655	1,677
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4,
5.44%, 6/12/47	1,888	1,979
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class A2,
3.02%, 8/15/46	500	518
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A2,
3.05%, 4/15/47	1,855	1,921
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3,
5.35%, 11/15/38	1,460	1,524
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2,
6.32%, 4/15/41	1,908	2,073
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A2,
1.86%, 2/15/46	870	875
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A2,
1.97%, 5/15/46	970	977
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A2,
2.85%, 6/15/47	440	452
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4,
5.33%, 12/15/43	1,740	1,809
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4,
5.81%, 12/12/49	1,017	1,092
Morgan Stanley Capital I Trust, Series 2007-T27, Class A4,
5.83%, 6/11/42	1,576	1,684
Morgan Stanley Capital I Trust, Series 2008-T29, Class A4,
6.46%, 1/11/43	1,916	2,107
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4,
5.31%, 11/15/48	1,637	1,701

		27,930

Credit Card - 2.6%
American Express Credit Account Master Trust, Series 2014-3, Class A,
1.49%, 4/15/20	1,890	1,900
BA Credit Card Trust, Series 2015-A2, Class A,
1.36%, 9/15/20	2,080	2,073
Capital One Multi-Asset Execution Trust, Series 2014-A5, Class A5,
1.48%, 7/15/20	920	925
Synchrony Credit Card Master Note Trust, Series 2015-2, Class A,
1.60%, 4/15/21	1,255	1,254

		6,152

Total Asset-Backed Securities (Cost $35,332)		35,050

CORPORATE BONDS - 27.1%
Aerospace & Defense - 0.1%
Lockheed Martin Corp.,
3.80%, 3/1/45	240	214

Auto Parts Manufacturing - 0.2%
BorgWarner, Inc.,
4.63%, 9/15/20	240	263

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.1% continued
Auto Parts Manufacturing - 0.2% continued
4.38%, 3/15/45	$155	$145

		408

Automobiles Manufacturing - 0.4%
Ford Motor Co.,
7.45%, 7/16/31	95	122
Ford Motor Credit Co. LLC,
3.66%, 9/8/24	350	345
Hyundai Capital America,
4.00%, 6/8/17(1)	290	302
Nissan Motor Acceptance Corp.,
2.35%, 3/4/19(1) (2)	240	242

		1,011

Banks - 0.3%
Capital One N.A.,
1.50%, 3/22/18	355	350
Discover Bank,
4.25%, 3/13/26	145	143
Fifth Third Bancorp,
2.30%, 3/1/19	100	100
PNC Financial Services Group (The), Inc.,
4.85%, 6/1/23	165	158

		751

Biotechnology - 0.6%
Amgen, Inc.,
2.70%, 5/1/22	375	363
Celgene Corp.,
5.25%, 8/15/43	205	213
Gilead Sciences, Inc.,
4.50%, 2/1/45	385	384
Roche Holdings, Inc.,
2.25%, 9/30/19(1)	450	453

		1,413

Cable & Satellite - 0.5%
Comcast Corp.,
6.30%, 11/15/17	290	323
4.25%, 1/15/33	350	342
6.40%, 5/15/38	210	255
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
5.15%, 3/15/42	260	245

		1,165

Chemicals - 0.6%
CF Industries, Inc.,
5.15%, 3/15/34	290	286
Eastman Chemical Co.,
3.80%, 3/15/25	675	674
4.65%, 10/15/44	295	280
PPG Industries, Inc.,
2.30%, 11/15/19	260	260

		1,500

Commercial Finance - 0.3%
Air Lease Corp.,
5.63%, 4/1/17	185	196
3.88%, 4/1/21	185	187
General Electric Capital Corp.,
6.25%, 12/15/22	250	273

		656

Communications Equipment - 0.3%
Apple, Inc.,
4.45%, 5/6/44	150	150
CC Holdings GS V LLC/Crown Castle GS III Corp.,
2.38%, 12/15/17	75	76
Cisco Systems, Inc.,
5.90%, 2/15/39	442	528

		754

Consumer Finance - 0.2%
Countrywide Financial Corp.,
6.25%, 5/15/16	205	213
Synchrony Financial,
2.70%, 2/3/20	210	207

		420

Consumer Services - 0.4%
Ecolab, Inc.,
1.45%, 12/8/17	425	421
ERAC USA Finance LLC,
3.85%, 11/15/24(1) (2)	125	126
7.00%, 10/15/37(1)	220	269
4.50%, 2/15/45(1) (2)	85	78

		894

Containers & Packaging - 0.1%
International Paper Co.,
4.80%, 6/15/44	180	167

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.1% continued
Department Stores - 0.3%
Macy’s Retail Holdings, Inc.,
4.50%, 12/15/34	$680	$652

Diversified Banks - 3.1%
Bank of America Corp.,
3.88%, 3/22/17	65	68
6.00%, 9/1/17	170	185
2.65%, 4/1/19	930	941
4.13%, 1/22/24	430	441
4.00%, 1/22/25	690	672
7.75%, 5/14/38	290	386
5.00%, 1/21/44	410	426
Citigroup, Inc.,
6.00%, 8/15/17	200	218
4.05%, 7/30/22	370	379
3.88%, 3/26/25	415	398
6.68%, 9/13/43	165	200
JPMorgan Chase & Co.,
7.90%, 4/30/18	135	143
6.30%, 4/23/19	340	389
5.00%, 7/2/19	265	259
5.30%, 5/1/20	280	278
5.15%, 5/1/23	115	109
Wells Fargo & Co.,
7.98%, 3/15/18	135	146
2.15%, 1/15/19	300	302
2.15%, 1/30/20	315	312
5.88%, 6/15/25	680	696
3.90%, 5/1/45	475	427

		7,375

Electrical Equipment Manufacturing - 0.2%
Keysight Technologies, Inc.,
3.30%, 10/30/19(1) (2)	235	236
Roper Technologies, Inc.,
6.25%, 9/1/19	125	142

		378

Entertainment Content - 0.5%
CBS Corp.,
1.95%, 7/1/17	275	278
4.30%, 2/15/21	100	106
Time Warner, Inc.,
6.10%, 7/15/40	370	416
Viacom, Inc.,
4.38%, 3/15/43	360	292

		1,092

Exploration & Production - 0.4%
Kerr-McGee Corp.,
6.95%, 7/1/24	450	542
Noble Energy, Inc.,
3.90%, 11/15/24	380	375

		917

Financial Services - 2.8%
Ares Capital Corp.,
4.88%, 11/30/18	280	294
Blackstone Holdings Finance Co. LLC,
5.00%, 6/15/44(1)	265	266
4.45%, 7/15/45(1) (2)	165	151
Carlyle Holdings II Finance LLC,
5.63%, 3/30/43(1)	335	348
Charles Schwab (The) Corp.,
2.20%, 7/25/18	168	170
FMR LLC,
6.45%, 11/15/39(1)	345	419
Goldman Sachs Group (The), Inc.,
5.63%, 1/15/17	345	365
2.90%, 7/19/18	225	230
2.63%, 1/31/19	330	334
2.55%, 10/23/19	190	191
5.75%, 1/24/22	355	404
4.00%, 3/3/24	460	468
6.45%, 5/1/36	405	457
6.75%, 10/1/37	205	241
4.80%, 7/8/44	220	217
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
5.88%, 2/1/22	170	173
KKR Group Finance Co. III LLC,
5.13%, 6/1/44(1) (2)	125	120
KKR Group Finance Co. LLC,
6.38%, 9/29/20(1)	105	123
Morgan Stanley,
2.50%, 1/24/19	550	555
2.38%, 7/23/19	210	209
5.00%, 11/24/25	270	283
4.30%, 1/27/45	315	294

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.1% continued
Financial Services - 2.8% continued
Prospect Capital Corp.,
5.00%, 7/15/19	$275	$284

		6,596

Food & Beverage - 0.5%
Anheuser-Busch InBev Finance, Inc.,
2.15%, 2/1/19	310	311
ConAgra Foods, Inc.,
2.10%, 3/15/18	207	205
JM Smucker (The) Co.,
4.25%, 3/15/35(1) (2)	165	155
Mead Johnson Nutrition Co.,
4.60%, 6/1/44	120	114
Tyson Foods, Inc.,
2.65%, 8/15/19	300	302
4.88%, 8/15/34	195	196

		1,283

Forest & Paper Products Manufacturing - 0.2%
Georgia-Pacific LLC,
3.16%, 11/15/21(1)	380	385

Hardware - 0.1%
NetApp, Inc.,
2.00%, 12/15/17	315	317

Health Care Facilities & Services - 1.1%
Cardinal Health, Inc.,
1.90%, 6/15/17	200	202
1.70%, 3/15/18	233	232
2.40%, 11/15/19	200	198
4.50%, 11/15/44	635	603
Laboratory Corp. of America Holdings,
2.63%, 2/1/20	150	149
3.60%, 2/1/25	405	387
McKesson Corp.,
0.95%, 12/4/15	75	75
5.70%, 3/1/17	100	107
4.88%, 3/15/44	525	522

		2,475

Industrial Other - 0.2%
SBA Tower Trust,
2.93%, 12/15/17(1) (2)	195	198
WW Grainger, Inc.,
4.60%, 6/15/45	165	165

		363

Integrated Oils - 0.2%
ConocoPhillips Co.,
4.15%, 11/15/34	570	551

Life Insurance - 1.4%
Lincoln National Corp.,
6.05%, 4/20/67	555	502
MetLife, Inc.,
6.40%, 12/15/36	290	318
4.88%, 11/13/43	285	296
Principal Financial Group, Inc.,
1.85%, 11/15/17	190	191
Protective Life Corp.,
8.45%, 10/15/39	520	727
Prudential Financial, Inc.,
3.00%, 5/12/16	175	178
2.35%, 8/15/19	195	195
5.63%, 6/15/43	455	472
4.60%, 5/15/44	155	150
Reinsurance Group of America, Inc.,
4.70%, 9/15/23	290	308

		3,337

Machinery Manufacturing - 0.4%
Caterpillar Financial Services Corp.,
2.00%, 3/5/20	325	321
Ingersoll-Rand Global Holding Co. Ltd.,
6.88%, 8/15/18	225	256
Parker-Hannifin Corp.,
4.20%, 11/21/34	405	404

		981

Managed Care - 0.5%
Anthem, Inc.,
1.88%, 1/15/18	100	100
2.25%, 8/15/19	315	311
4.65%, 8/15/44	390	357
Humana, Inc.,
3.85%, 10/1/24	220	219
4.63%, 12/1/42	130	124

		1,111

Medical Equipment & Devices Manufacturing - 0.9%
Abbott Laboratories,
2.55%, 3/15/22	350	342
Baxter International, Inc.,
5.38%, 6/1/18	330	365

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.1% continued
Medical Equipment & Devices Manufacturing - 0.9% continued
Becton Dickinson and Co.,
4.69%, 12/15/44	$390	$377
Medtronic, Inc.,
4.38%, 3/15/35(1)	240	238
Thermo Fisher Scientific, Inc.,
3.20%, 3/1/16	105	107
Zimmer Biomet Holdings, Inc.,
1.45%, 4/1/17	235	235
3.55%, 4/1/25	285	275
4.45%, 8/15/45	295	271

		2,210

Metals & Mining - 0.2%
Commercial Metals Co.,
7.35%, 8/15/18	130	141
Glencore Funding LLC,
2.13%, 4/16/18(1) (2)	180	178
3.13%, 4/29/19(1) (2)	215	217

		536

Oil & Gas Services & Equipment - 0.4%
Rowan Cos., Inc.,
4.88%, 6/1/22	261	259
5.40%, 12/1/42	865	705

		964

Pharmaceuticals - 0.1%
AbbVie, Inc.,
4.50%, 5/14/35	240	235

Pipeline - 1.1%
Boardwalk Pipelines L.P.,
4.95%, 12/15/24	395	387
Energy Transfer Partners L.P.,
3.60%, 2/1/23	310	294
6.50%, 2/1/42	515	531
Enterprise Products Operating LLC,
6.30%, 9/15/17	225	248
Kinder Morgan Energy Partners L.P.,
5.95%, 2/15/18	430	470
Regency Energy Partners L.P./Regency Energy Finance Corp.,
5.50%, 4/15/23	305	310
Sunoco Logistics Partners Operations L.P.,
4.25%, 4/1/24	235	228
Williams (The) Cos., Inc.,
5.75%, 6/24/44	190	176

		2,644

Power Generation - 0.3%
Exelon Generation Co. LLC,
2.95%, 1/15/20	220	221
4.00%, 10/1/20	425	443

		664

Property & Casualty Insurance - 0.3%
American International Group, Inc.,
2.38%, 8/24/15	90	90
3.38%, 8/15/20	275	285
3.88%, 1/15/35	390	352

		727

Publishing & Broadcasting - 0.4%
21st Century Fox America, Inc.,
7.25%, 5/18/18	215	248
6.90%, 8/15/39	490	613

		861

Railroad - 0.4%
Burlington Northern Santa Fe LLC,
4.55%, 9/1/44	375	369
CSX Corp.,
4.75%, 5/30/42	195	195
3.95%, 5/1/50	235	206
Union Pacific Corp.,
3.38%, 2/1/35	240	213

		983

Real Estate - 1.3%
Corporate Office Properties L.P.,
5.25%, 2/15/24	385	394
EPR Properties,
5.75%, 8/15/22	20	21
4.50%, 4/1/25	600	589
ERP Operating L.P.,
4.50%, 7/1/44	305	297
Host Hotels & Resorts L.P.,
4.00%, 6/15/25	150	149
Kimco Realty Corp.,
5.70%, 5/1/17	115	124
Omega Healthcare Investors, Inc.,
4.95%, 4/1/24	705	721

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.1% continued
Real Estate - 1.3% continued
Simon Property Group L.P.,
2.15%, 9/15/17	$200	$204
Ventas Realty L.P.,
5.70%, 9/30/43	180	193
WEA Finance LLC/Westfield UK & Europe Finance PLC,
1.75%, 9/15/17(1) (2)	210	211
4.75%, 9/17/44(1)	235	230

		3,133

Refining & Marketing - 0.4%
Marathon Petroleum Corp.,
3.63%, 9/15/24	160	157
Phillips 66,
2.95%, 5/1/17	287	295
4.65%, 11/15/34	395	387

		839

Restaurants - 0.1%
McDonald’s Corp.,
5.80%, 10/15/17	185	203

Retail - Consumer Discretionary - 0.2%
Amazon.com, Inc.,
4.80%, 12/5/34	375	372

Retail - Consumer Staples - 0.2%
Bunge Ltd. Finance Corp.,
4.10%, 3/15/16	325	331
8.50%, 6/15/19	115	139

		470

Semiconductors - 0.3%
Intel Corp.,
4.80%, 10/1/41	235	236
KLA-Tencor Corp.,
4.13%, 11/1/21	250	256
5.65%, 11/1/34	135	136

		628

Software & Services - 0.6%
Autodesk, Inc.,
1.95%, 12/15/17	310	312
CA, Inc.,
2.88%, 8/15/18	205	209
Oracle Corp.,
3.25%, 5/15/30	795	731
Symantec Corp.,
2.75%, 9/15/15	70	70

		1,322

Supermarkets & Pharmacies - 0.5%
CVS Health Corp.,
2.25%, 8/12/19	205	204
Walgreens Boots Alliance, Inc.,
3.30%, 11/18/21	345	343
3.80%, 11/18/24	370	362
4.50%, 11/18/34	230	216

		1,125

Tobacco - 0.5%
Altria Group, Inc.,
5.38%, 1/31/44	350	370
Reynolds American, Inc.,
4.45%, 6/12/25	130	133
5.85%, 8/15/45	245	257
RJ Reynolds Tobacco Co.,
8.13%, 6/23/19	430	509

		1,269

Travel & Lodging - 0.1%
Wyndham Worldwide Corp.,
2.50%, 3/1/18	200	201

Utilities - 1.2%
Berkshire Hathaway Energy Co.,
3.50%, 2/1/25	155	154
CenterPoint Energy, Inc.,
6.50%, 5/1/18	190	214
CMS Energy Corp.,
8.75%, 6/15/19	245	302
Dominion Gas Holdings LLC,
4.60%, 12/15/44	155	146
Dominion Resources, Inc.,
2.50%, 12/1/19	280	281
3.63%, 12/1/24	200	198
Exelon Corp.,
2.85%, 6/15/20	155	156
3.95%, 6/15/25	205	206
5.63%, 6/15/35	170	182
Jersey Central Power & Light Co.,
4.70%, 4/1/24(1)	265	278
NextEra Energy Capital Holdings, Inc.,
2.40%, 9/15/19	330	330

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.1% continued
Utilities - 1.2% continued
Progress Energy, Inc.,
7.75%, 3/1/31	$280	$378

		2,825

Wireless Telecommunications Services - 1.7%
AT&T, Inc.,
3.00%, 6/30/22	745	719
4.50%, 5/15/35	155	143
Verizon Communications, Inc.,
1.35%, 6/9/17	130	130
3.65%, 9/14/18	460	484
3.50%, 11/1/21	535	542
3.50%, 11/1/24	435	423
6.40%, 9/15/33	565	647
6.55%, 9/15/43	215	252
5.01%, 8/21/54	795	729

		4,069

Total Corporate Bonds (Cost $64,466)		63,446

FOREIGN ISSUER BONDS - 5.0%
Banks - 1.1%
Australia & New Zealand Banking Group Ltd.,
4.50%, 3/19/24(1)	460	463
Credit Suisse,
5.40%, 1/14/20	345	382
3.00%, 10/29/21	220	218
Deutsche Bank A.G.,
2.50%, 2/13/19	445	447
Lloyds Bank PLC,
2.30%, 11/27/18	300	303
6.50%, 9/14/20(1)	215	248
Lloyds Banking Group PLC,
4.50%, 11/4/24	315	315
Westpac Banking Corp.,
2.25%, 7/30/18	200	203

		2,579

Chemicals - 0.2%
Agrium, Inc.,
4.90%, 6/1/43	105	101
LYB International Finance B.V.,
4.88%, 3/15/44	200	195
Potash Corp. of Saskatchewan, Inc.,
3.25%, 12/1/17	195	203

		499

Diversified Banks - 0.8%
BNP Paribas S.A.,
2.38%, 5/21/20	320	317
Deutsche Bank A.G.,
4.50%, 4/1/25	215	205
HSBC Holdings PLC,
5.63%, 1/17/20	245	245
5.25%, 3/14/44	235	244
Nordea Bank AB,
5.50%, 9/23/19(1)	630	623
Royal Bank of Scotland Group PLC,
1.88%, 3/31/17	200	199

		1,833

Exploration & Production - 0.6%
Canadian Natural Resources Ltd.,
5.70%, 5/15/17	300	323
3.90%, 2/1/25	265	262
Petro-Canada,
6.05%, 5/15/18	345	383
Petroleos Mexicanos,
5.50%, 1/21/21	355	385

		1,353

Financial Services - 0.5%
Hutchison Whampoa International 14 Ltd.,
1.63%, 10/31/17(1)	780	778
Mitsubishi UFJ Trust & Banking Corp.,
1.60%, 10/16/17(1)	330	329

		1,107

Food & Beverage - 0.2%
Pernod Ricard S.A.,
2.95%, 1/15/17(1)	70	71
4.45%, 1/15/22(1)	110	116
Suntory Holdings Ltd.,
2.55%, 9/29/19(1)	360	362

		549

Hardware - 0.1%
Seagate HDD Cayman,
4.75%, 1/1/25(1)	260	258

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 5.0% continued
Integrated Oils - 0.6%
BP Capital Markets PLC,
1.38%, 11/6/17	$365	$365
3.54%, 11/4/24	410	406
Shell International Finance B.V.,
2.13%, 5/11/20	265	264
Suncor Energy, Inc.,
3.60%, 12/1/24	270	269

		1,304

Life Insurance - 0.1%
Dai-ichi Life Insurance (The) Co. Ltd.,
5.10%, 10/28/24(1) (2)	235	248

Machinery Manufacturing - 0.2%
Pentair Finance S.A.,
1.88%, 9/15/17	195	196
Tyco Electronics Group S.A.,
6.55%, 10/1/17	180	199

		395

Pharmaceuticals - 0.1%
Actavis Funding SCS,
4.55%, 3/15/35	165	157

Pipeline - 0.0%
TransCanada PipeLines Ltd.,
0.75%, 1/15/16	100	100

Power Generation - 0.1%
PPL WEM Ltd./Western Power Distribution Ltd.,
3.90%, 5/1/16(1)	225	229

Property & Casualty Insurance - 0.4%
Allied World Assurance Co. Holdings Ltd.,
7.50%, 8/1/16	255	270
5.50%, 11/15/20	190	212
XLIT Ltd.,
6.50%, 4/15/17	450	385

		867

Railroad - 0.0%
Canadian National Railway Co.,
1.45%, 12/15/16	100	101

Total Foreign Issuer Bonds (Cost $11,541)		11,579

U.S. GOVERNMENT AGENCIES - 21.7%(3)
Fannie Mae - 20.7%
Pool #535714,
7.50%, 1/1/31	12	14
Pool #555599,
7.00%, 4/1/33	29	35
Pool #656035,
7.50%, 9/1/32	6	6
Pool #712130,
7.00%, 6/1/33	13	15
Pool #845182,
5.50%, 11/1/35	32	36
Pool #890009,
5.50%, 9/1/36	139	157
Pool #890384,
4.50%, 10/1/41	25	27
Pool #893082,
2.44%, 9/1/36	206	222
Pool #932638,
5.00%, 3/1/40	376	419
Pool #AA7583,
4.50%, 6/1/39	30	33
Pool #AB1470,
4.50%, 9/1/40	406	439
Pool #AB2693,
4.50%, 4/1/41	538	587
Pool #AB3114,
5.00%, 6/1/41	326	363
Pool #AB9522,
3.50%, 5/1/43	1,799	1,859
Pool #AC6118,
4.50%, 11/1/39	400	433
Pool #AC9581,
5.50%, 1/1/40	206	232
Pool #AD0915,
5.50%, 12/1/38	232	261
Pool #AD1645,
5.00%, 3/1/40	47	52
Pool #AD6929,
5.00%, 6/1/40	292	324
Pool #AH1166,
4.50%, 12/1/40	675	732
Pool #AH1507,
4.50%, 12/1/40	433	472
Pool #AH9109,
4.50%, 4/1/41	29	31

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 21.7%(3) continued
Fannie Mae - 20.7% continued
Pool #AI8193,
4.50%, 8/1/41	$1,744	$1,890
Pool #AL4408,
4.50%, 11/1/43	2,022	2,216
Pool #AL4908,
4.00%, 2/1/44	499	532
Pool #AQ9333,
4.00%, 1/1/43	1,355	1,443
Pool #AS2319,
4.50%, 5/1/44	2,947	3,186
Pool #AS3473,
4.00%, 10/1/44	3,331	3,531
Pool #AS3797,
5.00%, 11/1/44	1,419	1,573
Pool #AU7032,
4.00%, 11/1/43	4,889	5,208
Pool #AW2706,
4.00%, 4/1/44	3,341	3,541
Pool #AW6233,
4.50%, 6/1/44	1,211	1,327
Pool TBA,
7/15/45(4)	16,825	17,217

		48,413

Freddie Mac - 0.2%
Pool #1B3575,
6.17%, 9/1/37	28	29
Pool #1G2296,
6.20%, 11/1/37	160	172
Pool #1J0365,
2.51%, 4/1/37	166	179
Pool #1J2840,
2.40%, 9/1/37	210	225

		605

Freddie Mac Gold - 0.7%
Pool #A65182,
6.50%, 9/1/37	440	513
Pool #C02790,
6.50%, 4/1/37	252	289
Pool #C02838,
5.50%, 5/1/37	224	252
Pool #C03517,
4.50%, 9/1/40	303	328
Pool #G01954,
5.00%, 11/1/35	205	227

		1,609

Government National Mortgage Association I - 0.0%
Pool #604183,
5.50%, 4/15/33	7	8
Pool #633627,
5.50%, 9/15/34	9	11

		19

Government National Mortgage Association II - 0.1%
Pool #82581,
4.00%, 7/20/40	196	206

Total U.S. Government Agencies (Cost $50,362)		50,852

U.S. GOVERNMENT OBLIGATIONS - 29.3%
U.S. Treasury Bonds - 2.4%
5.38%, 2/15/31	1,340	1,801
4.50%, 2/15/36	1,225	1,540
2.50%, 2/15/45	2,563	2,256

		5,597

U.S. Treasury Notes - 26.4%
0.63%, 6/30/17	10,656	10,652
1.13%, 6/15/18	11,750	11,794
1.63%, 6/30/20	20,258	20,256
2.13%, 6/30/22	10,689	10,734
2.13%, 5/15/25	8,513	8,359

		61,795

U.S. Treasury Strips - 0.5%
2.14%, 2/15/38	2,445	1,201

Total U.S. Government Obligations (Cost $68,269)		68,593

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 9.6%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(5)	22,360,309	$22,360

Total Investment Companies (Cost $22,360)		22,360

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.4%
U.S. Treasury Bill,
0.11%, 10/1/15(6)	$1,000	$1,000

Total Short-Term Investments (Cost $1,000)		1,000

Total Investments - 108.1% (Cost $253,330)		252,880

Liabilities less Other Assets - (8.1)%		(18,950)

NET ASSETS - 100.0%		$233,930

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At June 30, 2015, the value of these restricted illiquid securities amounted to approximately $2,160,000 or 0.9% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Blackstone Holdings Finance Co. LLC,
4.45%, 7/15/45	4/22/15	$164

Dai-ichi Life Insurance (The) Co. Ltd.,
5.10%, 10/28/24	10/23/14	235

ERAC USA Finance LLC,
3.85%, 11/15/24	5/19/14	125

ERAC USA Finance LLC,
4.50%, 2/15/45	2/10/15	84

Glencore Funding LLC,
2.13%, 4/16/18	4/8/15	180

Glencore Funding LLC,
3.13%, 4/29/19	4/22/14	214

JM Smucker (The) Co.,
4.25%, 3/15/35	3/12/15	164

Keysight Technologies, Inc.,
3.30%, 10/30/19	10/6/14	235

KKR Group Finance Co. III LLC,
5.13%, 6/1/44	5/21/14	123

Nissan Motor Acceptance Corp.,
2.35%, 3/4/19	2/25/14	240

SBA Tower Trust,
2.93%, 12/15/17	6/12/14	199

WEA Finance LLC/Westfield UK & Europe Finance PLC,
1.75%, 9/15/17	9/10/14	210

(3)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	When-Issued Security. Coupon rate was not in effect at June 30, 2015.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	Security pledged related to the Fund’s investment in futures contracts during the period. As of June 30, 2015, the Fund did not hold any open futures contracts.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/ puttable date for floating and variable rate securities.

At June 30, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	27.6%
U.S. Agency	20.0
AAA	11.8
AA	2.5
A	8.8
BBB	20.3
BB	0.1
Cash Equivalents	8.9

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$35,050	$—	$35,050
Corporate Bonds(1)	—	63,446	—	63,446
Foreign Issuer Bonds(1)	—	11,579	—	11,579
U.S. Government Agencies(1)	—	50,852	—	50,852
U.S. Government Obligations(1)	—	68,593	—	68,593
Investment Companies	22,360	—	—	22,360
Short-Term Investments	—	1,000	—	1,000

Total Investments	$22,360	$230,520	$—	$252,880

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At June 30, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$253,509

Gross tax appreciation of investments	$1,706
Gross tax depreciation of investments	(2,335)

Net tax depreciation of investments	$(629)

Transactions in affiliated investments for the three months ended June 30, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
FlexShares Disciplined Duration MBS Index Fund	$252	$—	$250	$—	$(2)	$2	$—
Northern Institutional Funds - Diversified Assets Portfolio	22,871	155,279	155,790	—	—	1	22,360

Total	$23,123	$155,279	$156,040	$—	$(2)	$3	$22,360

NORTHERN FUNDS QUARTERLY REPORT     11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND	JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 15.3%
Automobile - 0.5%
Hyundai Auto Receivables Trust, Series 2015-B, Class A3,
1.12%, 11/15/19	$8,230	$8,214

Commercial Mortgage-Backed Securities - 12.1%
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class A4,
5.54%, 10/12/41	11,171	11,608
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A4,
5.90%, 6/11/40	5,145	5,459
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A4,
5.74%, 9/11/42	10,530	11,341
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4,
5.90%, 12/10/49	16,241	17,372
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2,
1.99%, 4/10/46	1,395	1,408
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5,
5.62%, 10/15/48	10,035	10,405
COMM Mortgage Trust, Series 2013-CR6, Class A2,
2.12%, 3/10/46	15,345	15,545
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4,
5.44%, 6/12/47	16,182	16,966
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class A2,
3.02%, 8/15/46	10,840	11,236
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A2,
3.05%, 4/15/47	14,660	15,179
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3,
5.35%, 11/15/38	5,190	5,419
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2,
6.32%, 4/15/41	8,428	9,155
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A2,
1.97%, 8/15/45	320	323
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A2,
1.86%, 2/15/46	7,000	7,038
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A2,
1.97%, 5/15/46	9,185	9,247
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A2,
2.85%, 6/15/47	3,955	4,064
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4,
5.33%, 12/15/43	13,674	14,223
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4,
5.81%, 12/12/49	16,649	17,868
Morgan Stanley Capital I Trust, Series 2007-T27, Class A4,
5.83%, 6/11/42	8,412	8,992
Morgan Stanley Capital I Trust, Series 2008-T29, Class A4,
6.46%, 1/11/43	16,257	17,879
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4,
5.31%, 11/15/48	13,946	14,498

		225,225

Credit Card - 2.7%
American Express Credit Account Master Trust, Series 2014-3, Class A,
1.49%, 4/15/20	15,760	15,842
British Airways Credit Card Trust, Series 2015-A2, Class A,
1.36%, 9/15/20	11,150	11,112
Capital One Multi-Asset Execution Trust, Series 2014-A5, Class A,
1.48%, 7/15/20	3,585	3,603
Synchrony Credit Card Master Note Trust, Series 2015-2, Class A,
1.60%, 4/15/21	16,735	16,725
World Financial Network Credit Card Master Trust, Series 2012-B, Class A,
1.76%, 5/17/21	3,000	3,028

		50,310

Total Asset-Backed Securities (Cost $286,147)		283,749

NORTHERN FUNDS QUARTERLY REPORT     1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 34.3%
Aerospace & Defense - 0.2%
Lockheed Martin Corp.,
3.80%, 3/1/45	$1,955	$1,743
TransDigm, Inc.,
6.00%, 7/15/22	2,720	2,686

		4,429

Auto Parts Manufacturing - 0.7%
American Axle & Manufacturing, Inc.,
6.25%, 3/15/21	3,700	3,885
BorgWarner, Inc.,
4.63%, 9/15/20	3,350	3,673
4.38%, 3/15/45	1,310	1,226
Dana Holding Corp.,
6.75%, 2/15/21	3,000	3,142
ZF North America Capital, Inc.,
4.00%, 4/29/20(1) (2)	850	849

		12,775

Automobiles Manufacturing - 0.5%
Ford Motor Co.,
7.45%, 7/16/31	2,005	2,562
General Motors Co.,
6.25%, 10/2/43	3,000	3,347
General Motors Financial Co., Inc.,
4.38%, 9/25/21	1,780	1,847
Hyundai Capital America,
4.00%, 6/8/17(2)	1,910	1,992

		9,748

Banks - 0.3%
Discover Bank,
4.25%, 3/13/26	2,175	2,149
JPMorgan Chase Bank N.A.,
6.00%, 10/1/17	190	207
PNC Financial Services Group (The), Inc.,
4.85%,(3)	3,225	3,080

		5,436

Biotechnology - 0.5%
Amgen, Inc.,
2.70%, 5/1/22	3,100	2,997
Celgene Corp.,
5.25%, 8/15/43	2,130	2,218
Gilead Sciences, Inc.,
4.50%, 2/1/45	3,255	3,242

		8,457

Cable & Satellite - 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.25%, 3/15/21	3,140	3,132
Comcast Corp.,
4.25%, 1/15/33	3,405	3,325
6.40%, 5/15/38	2,220	2,701
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
5.15%, 3/15/42	3,590	3,378

		12,536

Chemicals - 0.7%
CF Industries, Inc.,
6.88%, 5/1/18	2,635	2,966
5.15%, 3/15/34	1,520	1,501
Eastman Chemical Co.,
3.80%, 3/15/25	1,480	1,477
4.65%, 10/15/44	3,670	3,477
Evolution Escrow Issuer LLC,
7.50%, 3/15/22(2)	2,125	2,014
Rentech Nitrogen Partners L.P./Rentech Nitrogen Finance Corp.,
6.50%, 4/15/21(1) (2)	1,630	1,630

		13,065

Coal Operations - 0.1%
CONSOL Energy, Inc.,
5.88%, 4/15/22	2,175	1,849

Commercial Finance - 0.7%
Air Lease Corp.,
5.63%, 4/1/17	3,310	3,509
3.88%, 4/1/21	1,335	1,348
CIT Group, Inc.,
3.88%, 2/19/19	2,040	2,025
General Electric Capital Corp.,
6.25%,(3)	3,000	3,281
International Lease Finance Corp.,
6.25%, 5/15/19	2,000	2,162

		12,325

Communications Equipment - 0.3%
Apple, Inc.,
4.45%, 5/6/44	645	644
CC Holdings GS V LLC/Crown Castle GS III Corp.,
2.38%, 12/15/17	1,575	1,593

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 34.3% continued
Communications Equipment - 0.3% continued
Cisco Systems, Inc.,
5.90%, 2/15/39	$3,070	$3,667

		5,904

Consumer Finance - 0.3%
Capital One Bank USA N.A.,
8.80%, 7/15/19	100	123
Countrywide Financial Corp.,
6.25%, 5/15/16	4,035	4,193
Synchrony Financial,
2.70%, 2/3/20	1,745	1,724

		6,040

Consumer Services - 1.1%
APX Group, Inc.,
6.38%, 12/1/19	2,750	2,667
ERAC USA Finance LLC,
3.85%, 11/15/24(1) (2)	1,515	1,521
7.00%, 10/15/37(2)	4,605	5,629
4.50%, 2/15/45(1) (2)	670	616
Service Corp. International,
4.50%, 11/15/20	1,186	1,214
5.38%, 1/15/22	1,600	1,680
United Rentals North America, Inc.,
7.63%, 4/15/22	2,025	2,192
6.13%, 6/15/23	1,250	1,277
4.63%, 7/15/23	3,340	3,275

		20,071

Containers & Packaging - 1.1%
Crown Americas LLC/Crown Americas Capital Corp. IV,
4.50%, 1/15/23	2,750	2,597
Graphic Packaging International, Inc.,
4.75%, 4/15/21	4,015	4,055
International Paper Co.,
4.80%, 6/15/44	2,150	1,994
Plastipak Holdings, Inc.,
6.50%, 10/1/21(2)	2,950	3,002
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
5.75%, 10/15/20	2,250	2,306
8.25%, 2/15/21	2,035	2,111
Sealed Air Corp.,
4.88%, 12/1/22(1) (2)	3,825	3,768

		19,833

Department Stores - 0.2%
Macy’s Retail Holdings, Inc.,
4.50%, 12/15/34	3,190	3,061

Design, Manufacturing & Distribution - 0.0%
Sanmina Corp.,
4.38%, 6/1/19(1) (2)	600	598

Diversified Banks - 3.2%
Bank of America Corp.,
6.25%,(3)	1,780	1,772
3.88%, 3/22/17	1,225	1,274
6.00%, 9/1/17	3,255	3,542
2.65%, 4/1/19	5,895	5,965
4.13%, 1/22/24	2,045	2,096
7.75%, 5/14/38	3,565	4,747
5.00%, 1/21/44	2,250	2,336
Citigroup, Inc.,
6.30%,(3)	4,425	4,320
6.00%, 8/15/17	2,275	2,475
4.05%, 7/30/22	3,080	3,154
3.88%, 3/26/25	2,790	2,673
6.68%, 9/13/43	2,225	2,695
JPMorgan Chase & Co.,
5.00%,(3)	3,185	3,117
5.15%,(3)	1,440	1,370
5.30%,(3)	2,415	2,397
7.90%,(3)	2,830	2,993
6.30%, 4/23/19	2,625	3,007
Wells Fargo & Co.,
7.98%,(3)	2,820	3,056
2.15%, 1/30/20	2,590	2,565
3.90%, 5/1/45	3,940	3,546

		59,100

Electrical Equipment Manufacturing - 0.2%
Keysight Technologies, Inc.,
3.30%, 10/30/19(1) (2)	1,820	1,826
Roper Technologies, Inc.,
6.25%, 9/1/19	2,250	2,562

		4,388

NORTHERN FUNDS QUARTERLY REPORT     3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUNDS continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 34.3% continued
Entertainment Content - 0.4%
CBS Corp.,
1.95%, 7/1/17	$1,560	$1,574
Time Warner, Inc.,
6.10%, 7/15/40	2,415	2,716
Viacom, Inc.,
4.38%, 3/15/43	2,895	2,346

		6,636

Exploration & Production - 1.4%
California Resources Corp.,
5.50%, 9/15/21	2,000	1,740
Denbury Resources, Inc.,
6.38%, 8/15/21	1,840	1,766
Kerr-McGee Corp.,
6.95%, 7/1/24	3,085	3,719
Linn Energy LLC/Linn Energy Finance Corp.,
6.50%, 5/15/19	1,950	1,575
6.25%, 11/1/19	3,410	2,668
Newfield Exploration Co.,
5.38%, 1/1/26	1,920	1,901
Noble Energy, Inc.,
3.90%, 11/15/24	750	740
QEP Resources, Inc.,
6.88%, 3/1/21	4,000	4,150
Rosetta Resources, Inc.,
5.63%, 5/1/21	1,430	1,519
SM Energy Co.,
6.13%, 11/15/22(1) (2)	1,500	1,542
WPX Energy, Inc.,
6.00%, 1/15/22	1,500	1,481
5.25%, 9/15/24	2,680	2,469

		25,270

Financial Services - 3.8%
Ares Capital Corp.,
4.88%, 11/30/18	3,230	3,386
Blackstone Holdings Finance Co. LLC,
4.45%, 7/15/45(1) (2)	1,390	1,275
FMR LLC,
6.45%, 11/15/39(2)	6,590	8,008
Goldman Sachs Group (The), Inc.,
5.38%,(3)	3,315	3,275
5.63%, 1/15/17	2,945	3,119
2.90%, 7/19/18	2,835	2,902
2.63%, 1/31/19	4,700	4,758
2.55%, 10/23/19	1,665	1,669
5.75%, 1/24/22	3,315	3,771
4.00%, 3/3/24	2,035	2,071
6.45%, 5/1/36	2,245	2,533
6.75%, 10/1/37	2,845	3,337
4.80%, 7/8/44	5,780	5,706
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
4.88%, 3/15/19	1,505	1,516
6.00%, 8/1/20	1,560	1,611
5.88%, 2/1/22	2,415	2,460
KKR Group Finance Co. III LLC,
5.13%, 6/1/44(1) (2)	1,545	1,481
KKR Group Finance Co. LLC,
6.38%, 9/29/20(2)	2,195	2,575
Morgan Stanley,
2.50%, 1/24/19	5,170	5,218
2.38%, 7/23/19	1,930	1,917
5.00%, 11/24/25	2,645	2,769
4.30%, 1/27/45	2,615	2,443
Prospect Capital Corp.,
5.00%, 7/15/19	1,820	1,879
5.88%, 3/15/23	1,720	1,748

		71,427

Food & Beverage - 0.6%
Constellation Brands, Inc.,
6.00%, 5/1/22	3,665	3,996
JM Smucker (The) Co.,
4.25%, 3/15/35(1) (2)	1,345	1,259
Mead Johnson Nutrition Co.,
4.60%, 6/1/44	1,470	1,399
Smithfield Foods, Inc.,
6.63%, 8/15/22	3,020	3,224
Tyson Foods, Inc.,
4.88%, 8/15/34	1,210	1,217

		11,095

Health Care Facilities & Services - 1.1%
Cardinal Health, Inc.,
1.90%, 6/15/17	60	60
1.70%, 3/15/18	1,140	1,135
4.50%, 11/15/44	2,105	1,999
Fresenius Medical Care US Finance II, Inc.,
4.13%, 10/15/20(1) (2)	2,150	2,177

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 34.3% continued
Health Care Facilities & Services - 1.1% continued
5.88%, 1/31/22(2)	$4,000	$4,240
HCA, Inc.,
6.50%, 2/15/20	2,570	2,872
Laboratory Corp. of America Holdings,
2.63%, 2/1/20	1,215	1,206
3.60%, 2/1/25	3,130	2,994
McKesson Corp.,
4.88%, 3/15/44	3,130	3,110

		19,793

Home Improvement - 0.1%
Masco Corp.,
4.45%, 4/1/25	2,755	2,762
Homebuilders - 0.3%
Lennar Corp.,
4.13%, 12/1/18	2,750	2,778
4.75%, 5/30/25	3,655	3,545

		6,323

Industrial Other - 0.3%
MasTec, Inc.,
4.88%, 3/15/23	3,270	2,984
SBA Tower Trust,
2.93%, 12/15/17(1) (2)	1,865	1,893
WW Grainger, Inc.,
4.60%, 6/15/45	1,315	1,316

		6,193

Integrated Oils - 0.2%
ConocoPhillips Co.,
4.15%, 11/15/34	3,365	3,254

Life Insurance - 1.8%
Lincoln National Corp.,
6.05%, 4/20/67	4,705	4,258
MetLife, Inc.,
6.40%, 12/15/36	3,565	3,913
4.88%, 11/13/43	2,310	2,397
Principal Financial Group, Inc.,
1.85%, 11/15/17	1,300	1,309
Protective Life Corp.,
7.38%, 10/15/19	85	101
8.45%, 10/15/39	7,990	11,166
Prudential Financial, Inc.,
2.35%, 8/15/19	1,775	1,776
5.63%, 6/15/43	3,915	4,058
4.60%, 5/15/44	1,930	1,866
Voya Financial, Inc.,
5.65%, 5/15/53	2,000	2,042

		32,886

Machinery Manufacturing - 0.1%
Parker-Hannifin Corp.,
4.20%, 11/21/34	2,545	2,537

Managed Care - 0.5%
Anthem, Inc.,
1.88%, 1/15/18	1,985	1,981
2.25%, 8/15/19	1,520	1,502
4.65%, 8/15/44	3,220	2,945
Humana, Inc.,
3.85%, 10/1/24	1,900	1,892
4.63%, 12/1/42	590	564

		8,884

Mass Merchants - 0.1%
Family Tree Escrow LLC,
5.25%, 3/1/20(1) (2)	1,480	1,548

Medical Equipment & Devices Manufacturing - 1.0%
Abbott Laboratories,
2.55%, 3/15/22	520	508
Baxter International, Inc.,
5.38%, 6/1/18	2,860	3,158
Becton Dickinson and Co.,
4.69%, 12/15/44	3,370	3,261
Medtronic, Inc.,
4.38%, 3/15/35(2)	1,955	1,940
Thermo Fisher Scientific, Inc.,
3.20%, 3/1/16	2,905	2,950
Zimmer Biomet Holdings, Inc.,
1.45%, 4/1/17	1,945	1,946
3.55%, 4/1/25	1,025	990
4.45%, 8/15/45	3,235	2,967

		17,720

Metals & Mining - 0.2%
Commercial Metals Co.,
7.35%, 8/15/18	2,745	2,971
Glencore Funding LLC,
2.13%, 4/16/18(1) (2)	1,515	1,504

		4,475

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 34.3% continued
Oil & Gas Services & Equipment - 0.3%
Atwood Oceanics, Inc.,
6.50%, 2/1/20	$1,665	$1,607
Pioneer Energy Services Corp.,
6.13%, 3/15/22	1,440	1,152
Rowan Cos., Inc.,
5.40%, 12/1/42	3,000	2,445

		5,204

Pharmaceuticals - 0.2%
AbbVie, Inc.,
4.50%, 5/14/35	1,970	1,927
Mylan, Inc.,
1.80%, 6/24/16	1,125	1,126

		3,053

Pipeline - 1.1%
Energy Transfer Partners L.P.,
6.50%, 2/1/42	3,135	3,230
Exterran Partners L.P./EXLP Finance Corp.,
6.00%, 4/1/21	3,810	3,677
Regency Energy Partners L.P./Regency Energy Finance Corp.,
6.50%, 7/15/21	3,465	3,651
5.50%, 4/15/23	3,225	3,282
Sabine Pass Liquefaction LLC,
5.63%, 3/1/25(1) (2)	3,825	3,787
Tesoro Logistics L.P./Tesoro Logistics Finance Corp.,
5.88%, 10/1/20	1,722	1,769
Williams (The) Cos., Inc.,
5.75%, 6/24/44	1,785	1,656

		21,052

Power Generation - 0.2%
Exelon Generation Co. LLC,
2.95%, 1/15/20	1,800	1,806
4.00%, 10/1/20	2,110	2,202

		4,008

Property & Casualty Insurance - 0.4%
American International Group, Inc.,
3.38%, 8/15/20	3,475	3,597
3.88%, 1/15/35	3,290	2,971

		6,568

Publishing & Broadcasting - 1.0%
21st Century Fox America, Inc.,
7.25%, 5/18/18	2,365	2,727
6.90%, 8/15/39	4,089	5,114
Nielsen Finance LLC/Nielsen Finance Co.,
5.00%, 4/15/22(1) (2)	3,475	3,406
Sirius XM Radio, Inc.,
5.38%, 4/15/25(2)	2,875	2,774
Starz LLC/Starz Finance Corp.,
5.00%, 9/15/19	1,750	1,772
TEGNA, Inc.,
4.88%, 9/15/21(1) (2)	2,700	2,680

		18,473

Railroad - 0.5%
Burlington Northern Santa Fe LLC,
4.55%, 9/1/44	3,310	3,258
CSX Corp.,
4.75%, 5/30/42	2,465	2,467
3.95%, 5/1/50	1,980	1,733
Union Pacific Corp.,
3.38%, 2/1/35	1,965	1,747

		9,205

Real Estate - 1.1%
DuPont Fabros Technology L.P.,
5.88%, 9/15/21	2,325	2,354
EPR Properties,
5.75%, 8/15/22	3,905	4,187
4.50%, 4/1/25	2,000	1,964
Equinix, Inc.,
5.38%, 1/1/22	1,500	1,504
ERP Operating L.P.,
4.50%, 7/1/44	1,905	1,856
Host Hotels & Resorts L.P.,
4.00%, 6/15/25	1,225	1,216
Iron Mountain, Inc.,
6.00%, 8/15/23	3,015	3,151
RHP Hotel Properties L.P./RHP Finance Corp.,
5.00%, 4/15/23(1) (2)	1,450	1,421
Ventas Realty L.P.,
5.70%, 9/30/43	1,495	1,605
WEA Finance LLC/Westfield UK & Europe Finance PLC,
4.75%, 9/17/44(2)	1,790	1,756

		21,014

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 34.3% continued
Refining & Marketing - 0.4%
Marathon Petroleum Corp.,
3.63%, 9/15/24	$1,425	$1,399
Phillips 66,
4.65%, 11/15/34	1,000	978
Sunoco L.P./Sunoco Finance Corp.,
6.38%, 4/1/23(2)	2,150	2,236
Western Refining, Inc.,
6.25%, 4/1/21	2,500	2,519

		7,132

Retail - Consumer Discretionary - 0.6%
Amazon.com, Inc.,
4.80%, 12/5/34	3,175	3,154
Hertz (The) Corp.,
7.50%, 10/15/18	5,450	5,634
5.88%, 10/15/20	2,500	2,531

		11,319

Retail - Consumer Staples - 0.3%
Bunge Ltd. Finance Corp.,
4.10%, 3/15/16	3,071	3,131
8.50%, 6/15/19	1,975	2,387

		5,518

Semiconductors - 0.1%
Intel Corp.,
4.80%, 10/1/41	1,998	2,004
KLA-Tencor Corp.,
5.65%, 11/1/34	250	251

		2,255

Software & Services - 0.4%
CA, Inc.,
2.88%, 8/15/18	1,325	1,352
Oracle Corp.,
3.25%, 5/15/30	6,560	6,032

		7,384

Supermarkets & Pharmacies - 0.2%
CVS Health Corp.,
2.25%, 8/12/19	1,330	1,324
Walgreens Boots Alliance, Inc.,
3.80%, 11/18/24	1,500	1,469
4.50%, 11/18/34	1,935	1,820

		4,613

Tobacco - 0.7%
Altria Group, Inc.,
5.38%, 1/31/44	3,875	4,099
Reynolds American, Inc.,
4.45%, 6/12/25	1,050	1,070
5.85%, 8/15/45	2,000	2,098
RJ Reynolds Tobacco Co.,
8.13%, 6/23/19	5,000	5,923

		13,190

Utilities - 2.0%
AES Corp.,
5.50%, 3/15/24	1,850	1,781
5.50%, 4/15/25	3,785	3,596
Berkshire Hathaway Energy Co.,
3.50%, 2/1/25	1,320	1,315
CenterPoint Energy, Inc.,
6.50%, 5/1/18	2,380	2,679
CMS Energy Corp.,
5.05%, 2/15/18	4,175	4,519
8.75%, 6/15/19	3,530	4,350
Dominion Gas Holdings LLC,
4.60%, 12/15/44	1,295	1,221
Exelon Corp.,
2.85%, 6/15/20	1,200	1,207
3.95%, 6/15/25	1,595	1,604
5.63%, 6/15/35	3,525	3,781
IPALCO Enterprises, Inc.,
5.00%, 5/1/18	3,675	3,877
Jersey Central Power & Light Co.,
4.70%, 4/1/24(2)	2,840	2,978
Progress Energy, Inc.,
7.75%, 3/1/31	2,730	3,684

		36,592

Waste & Environment Services & Equipment - 0.3%
Clean Harbors, Inc.,
5.25%, 8/1/20	1,770	1,797
5.13%, 6/1/21	3,850	3,811

		5,608

Wireless Telecommunications Services - 1.5%
AT&T, Inc.,
3.00%, 6/30/22	2,645	2,554
4.50%, 5/15/35	1,310	1,204
Qualitytech L.P./QTS Finance Corp.,
5.88%, 8/1/22	1,745	1,754

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 34.3% continued
Wireless Telecommunications Services - 1.5% continued
Sprint Corp.,
7.13%, 6/15/24	$3,810	$3,534
Verizon Communications, Inc.,
3.65%, 9/14/18	2,125	2,235
3.50%, 11/1/24	3,630	3,531
6.40%, 9/15/33	5,805	6,652
6.55%, 9/15/43	495	579
5.01%, 8/21/54	6,533	5,995

		28,038

Wireline Telecommunications Services - 0.3%
Frontier Communications Corp.,
8.25%, 4/15/17	2,240	2,408
Windstream Corp.,
6.38%, 8/1/23	4,075	3,316

		5,724

Total Corporate Bonds (Cost $637,484)		636,368

FOREIGN ISSUER BONDS - 5.8%
Auto Parts Manufacturing - 0.2%
Schaeffler Holding Finance B.V. (100% Cash),
6.88%, 8/15/18(2) (4)	1,700	1,759
6.25%, 11/15/19(2) (4)	1,500	1,581

		3,340

Banks - 0.7%
Credit Suisse,
5.40%, 1/14/20	3,135	3,466
3.00%, 10/29/21	1,860	1,845
Lloyds Bank PLC,
6.50%, 9/14/20(2)	4,240	4,887
Lloyds Banking Group PLC,
4.50%, 11/4/24	2,685	2,687

		12,885

Cable & Satellite - 0.2%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
5.00%, 1/15/25(2)	3,000	2,977
Casinos & Gaming - 0.3%
International Game Technology PLC,
5.63%, 2/15/20(1) (2)	2,880	2,815
6.25%, 2/15/22(1) (2)	3,790	3,620

		6,435

Chemicals - 0.3%
Agrium, Inc.,
4.90%, 6/1/43	2,225	2,142
INEOS Group Holdings S.A.,
6.13%, 8/15/18(1) (2)	1,075	1,098
LYB International Finance B.V.,
4.88%, 3/15/44	2,240	2,176

		5,416

Commercial Finance - 0.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
3.75%, 5/15/19(1) (2)	1,440	1,424

Diversified Banks - 0.8%
BNP Paribas S.A.,
2.38%, 5/21/20	2,620	2,594
Deutsche Bank A.G.,
7.50%,(3)	3,000	2,993
4.50%, 4/1/25	1,000	952
HSBC Holdings PLC,
5.25%, 3/14/44	3,700	3,838
Royal Bank of Scotland Group PLC,
1.88%, 3/31/17	500	497
6.00%, 12/19/23	3,400	3,600

		14,474

Exploration & Production - 0.1%
Petro-Canada,
6.05%, 5/15/18	960	1,066

Food & Beverage - 0.5%
ESAL GmbH,
6.25%, 2/5/23(2)	1,800	1,773
JBS Investments GmbH,
7.25%, 4/3/24(1) (2)	1,650	1,708
Pernod Ricard S.A.,
4.45%, 1/15/22(2)	2,890	3,038
Suntory Holdings Ltd.,
2.55%, 9/29/19(2)	3,080	3,093

		9,612

Hardware - 0.1%
Seagate HDD Cayman,
4.75%, 1/1/25(2)	2,470	2,455

Health Care Facilities & Services - 0.1%
Catamaran Corp.,
4.75%, 3/15/21	1,705	1,888

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 5.8% continued
Integrated Oils - 0.4%
Petrobras Global Finance B.V.,
5.38%, 1/27/21	$5,535	$5,324
Shell International Finance B.V.,
2.13%, 5/11/20	2,190	2,185

		7,509

Life Insurance - 0.1%
Dai-ichi Life Insurance (The) Co. Ltd.,
5.10%,(1) (2) (3)	2,035	2,147

Machinery Manufacturing - 0.2%
Pentair Finance S.A.,
1.88%, 9/15/17	1,510	1,516
Tyco Electronics Group S.A.,
6.55%, 10/1/17	2,560	2,840

		4,356

Pharmaceuticals - 0.1%
Actavis Funding SCS,
4.55%, 3/15/35	1,375	1,307

Power Generation - 0.2%
PPL WEM Ltd./Western Power Distribution Ltd,
3.90%, 5/1/16(2)	3,475	3,545

Property & Casualty Insurance - 0.8%
Allied World Assurance Co. Holdings Ltd.,
7.50%, 8/1/16	6,700	7,113
5.50%, 11/15/20	2,070	2,307
XLIT Ltd.,
6.50%,(3)	7,600	6,503

		15,923

Wireless Telecommunications Services - 0.3%
Intelsat Jackson Holdings S.A.,
7.25%, 10/15/20	5,450	5,389

Wireline Telecommunications Services - 0.3%
Virgin Media Secured Finance PLC,
5.38%, 4/15/21(1) (2)	2,228	2,294
5.25%, 1/15/26(2)	2,800	2,706

		5,000

Total Foreign Issuer Bonds
(Cost $106,280)		107,148

U.S. GOVERNMENT AGENCIES - 23.6%(5)
Fannie Mae - 22.3%
Pool #255498,
5.50%, 12/1/34	344	387
Pool #256883,
6.00%, 9/1/37	37	42
Pool #535714,
7.50%, 1/1/31	43	51
Pool #545003,
8.00%, 5/1/31	2	2
Pool #545437,
7.00%, 2/1/32	82	97
Pool #545556,
7.00%, 4/1/32	54	65
Pool #555189,
7.00%, 12/1/32	360	420
Pool #581806,
7.00%, 7/1/31	118	140
Pool #585617,
7.00%, 5/1/31(6)	—	—
Pool #745148,
5.00%, 1/1/36	220	244
Pool #888538,
5.50%, 1/1/37	550	618
Pool #890009,
5.50%, 9/1/36	2,245	2,529
Pool #890384,
4.50%, 10/1/41	542	593
Pool #893082,
2.44%, 9/1/36	2,285	2,461
Pool #919638,
5.50%, 9/1/37	1,100	1,234
Pool #929035,
6.50%, 1/1/38	690	792
Pool #932638,
5.00%, 3/1/40	7,106	7,917
Pool #955782,
6.50%, 10/1/37	180	216
Pool #990702,
6.50%, 9/1/38	1,917	2,286
Pool #AA7583,
4.50%, 6/1/39	2,953	3,230
Pool #AB1470,
4.50%, 9/1/40	3,000	3,249
Pool #AB2693,
4.50%, 4/1/41	7,237	7,900

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 23.6%(5) continued
Fannie Mae - 22.3% continued
Pool #AB3114,
5.00%, 6/1/41	$4,214	$4,690
Pool #AB9522,
3.50%, 5/1/43	25,576	26,428
Pool #AC6767,
4.50%, 1/1/40	2,345	2,561
Pool #AC9581,
5.50%, 1/1/40	5,171	5,833
Pool #AD0915,
5.50%, 12/1/38	205	231
Pool #AD1645,
5.00%, 3/1/40	6,929	7,684
Pool #AD6929,
5.00%, 6/1/40	3,639	4,040
Pool #AH1166,
4.50%, 12/1/40	7,698	8,350
Pool #AH1507,
4.50%, 12/1/40	8,191	8,933
Pool #AH9109,
4.50%, 4/1/41	520	568
Pool #AI4294,
4.50%, 6/1/41	2,590	2,805
Pool #AI8193,
4.50%, 8/1/41	4,534	4,915
Pool #AL4408,
4.50%, 11/1/43	11,444	12,537
Pool #AQ9333,
4.00%, 1/1/43	6,723	7,162
Pool #AS2319,
4.50%, 5/1/44	23,987	25,932
Pool #AS3473,
4.00%, 10/1/44	17,406	18,451
Pool #AS3797,
5.00%, 11/1/44	6,181	6,852
Pool #AU7032,
4.00%, 11/1/43	40,175	42,800
Pool #AW2706,
4.00%, 4/1/44	44,318	46,974
Pool #AW6233,
4.50%, 6/1/44	9,843	10,790
Pool TBA,
7/15/45(7)	129,625	132,071

		415,080

Freddie Mac - 0.3%
Pool #1B3575,
6.17%, 9/1/37	340	352
Pool #1G2296,
6.20%, 11/1/37	1,679	1,805
Pool #1J0365,
2.51%, 4/1/37	1,680	1,804
Pool #1J2840,
2.40%, 9/1/37	1,550	1,665
Pool #848076,
5.62%, 6/1/38	604	648

		6,274

Freddie Mac Gold - 0.8%
Pool #A65182,
6.50%, 9/1/37	3,074	3,586
Pool #A92650,
5.50%, 6/1/40	302	339
Pool #C00910,
7.50%, 1/1/30	309	379
Pool #C02790,
6.50%, 4/1/37	1,669	1,911
Pool #C02838,
5.50%, 5/1/37	2,483	2,798
Pool #C03517,
4.50%, 9/1/40	3,253	3,521
Pool #G01954,
5.00%, 11/1/35	1,438	1,590

		14,124

Government National Mortgage Association II - 0.2%
Pool #82581,
4.00%, 7/20/40	3,181	3,333

Total U.S. Government Agencies
(Cost $432,065)		438,811

U.S. GOVERNMENT OBLIGATIONS - 19.9%
U.S. Treasury Bonds - 2.1%
5.38%, 2/15/31	10,330	13,887
4.50%, 2/15/36	7,350	9,241
2.50%, 2/15/45	19,293	16,979

		40,107

U.S. Treasury Notes - 17.8%
0.63%, 6/30/17	43,260	43,243
1.13%, 6/15/18	76,764	77,052
1.63%, 6/30/20	103,099	103,091

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 19.9% continued
U.S. Treasury Notes - 17.8% continued
2.13%, 6/30/22	$42,590	$42,770
2.13%, 5/15/25	64,996	63,818

		329,974

Total U.S. Government Obligations (Cost $367,409)		370,081

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 6.8%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(8)	126,754,231	$126,754

Total Investment Companies (Cost $126,754)		126,754

Total Investments - 105.7% (Cost $1,956,139)		1,962,911

Liabilities less Other Assets - (5.7)%		(105,316)

NET ASSETS - 100.0%		$1,857,595

(1)	Restricted security that has been deemed illiquid. At June 30, 2015, the value of these restricted illiquid securities amounted to approximately $49,887,000 or 2.7% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
3.75%, 5/15/19	5/8/14	$1,440

Blackstone Holdings Finance Co. LLC,
4.45%, 7/15/45	4/22/15	1,379

Dai-ichi Life Insurance (The) Co. Ltd.,
5.10%, 10/28/24	10/23/14	2,035

ERAC USA Finance LLC,
3.85%, 11/15/24	5/19/14	1,513

ERAC USA Finance LLC,
4.50%, 2/15/45	2/10/15	662

Family Tree Escrow LLC,
5.25%, 3/1/20	2/6/15	1,480

Fresenius Medical Care US Finance II, Inc.,
4.13%, 10/15/20	10/24/14	2,150

Glencore Funding LLC,
2.13%, 4/16/18	4/8/15	1,514

INEOS Group Holdings S.A.,
6.13%, 8/15/18	5/2/13	1,075

International Game Technology PLC,
5.63%, 2/15/20	2/9/15	2,882

International Game Technology PLC,
6.25%, 2/15/22	2/9/15	3,790

JBS Investments GmbH,
7.25%, 4/3/24	3/31/14	1,650

JM Smucker (The) Co.,
4.25%, 3/15/35	3/12/15	1,340

Keysight Technologies, Inc.,
3.30%, 10/30/19	10/6/14	1,818

KKR Group Finance Co. III LLC,
5.13%, 6/1/44	5/21/14	1,524

Nielsen Finance LLC/Nielsen Finance Co.,
5.00%, 4/15/22	2/20/15	3,500

Rentech Nitrogen Partners L.P./Rentech Nitrogen Finance Corp.,
6.50%, 4/15/21	4/9/13	1,630

RHP Hotel Properties L.P./RHP Finance Corp.,
5.00%, 4/15/23	4/9/15	1,450

Sabine Pass Liquefaction LLC,
5.63%, 3/1/25	2/26/15	3,825

Sanmina Corp.,
4.38%, 6/1/19	5/20/14	600

SBA Tower Trust,
2.93%, 12/15/17	6/12/14	1,903

Sealed Air Corp.,
4.88%, 12/1/22	11/7/14	3,825

SM Energy Co.,
6.13%, 11/15/22	11/12/14	1,500

TEGNA, Inc.,
4.88%, 9/15/21	9/3/14	2,664

Virgin Media Secured Finance PLC,
5.38%, 4/15/21	2/7/13	2,228

ZF North America Capital, Inc.,
4.00%, 4/29/20	4/24/15	845

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	Perpetual maturity security.
(4)	Security is a payment in-kind bond (PIK), unless otherwise noted in the description of the security.

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued	JUNE 30, 2015 (UNAUDITED)

(5)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(6)	Value rounds to less than one thousand.
(7)	When-Issued Security. Coupon rate was not in effect at June 30, 2015.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the puttable date for floating and variable rate securities.

At June 30, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	18.9%
U.S. Agency	22.0
AAA	11.7
AA	2.8
A	6.8
BBB	18.9
BB	8.6
B	2.9
CCC	0.3
Cash Equivalents	7.1

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$283,749	$—	$283,749
Corporate Bonds(1)	—	636,368	—	636,368
Foreign Issuer Bonds(1)	—	107,148	—	107,148
U.S. Government Agencies(1)	—	438,811	—	438,811
U.S. Government Obligations(1)	—	370,081	—	370,081
Investment Companies	126,754	—	—	126,754

Total Investments	$126,754	$1,836,157	$—	$1,962,911

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At June 30, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,957,550

Gross tax appreciation of investments	$28,521
Gross tax depreciation of investments	(23,160)

Net tax appreciation of investments	$5,361

Transactions in affiliated investments for the three months ended June 30, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$131,311	$934,817	$939,374	$5	$126,754

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND	JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.0%
Advertising & Marketing - 0.4%
Lamar Media Corp.,
5.38%, 1/15/24	$17,937	$18,139

Aerospace & Defense - 1.2%
DAE Aviation Holdings, Inc.,
10.00%, 7/15/23(1)	15,950	15,735
Kratos Defense & Security Solutions, Inc.,
7.00%, 5/15/19	27,450	25,014
TransDigm, Inc.,
6.50%, 5/15/25(1)	21,775	21,557

		62,306

Airlines - 0.5%
American Airlines Group, Inc.,
4.63%, 3/1/20(1)	26,650	25,784

Auto Parts Manufacturing - 2.7%
Affinia Group, Inc.,
7.75%, 5/1/21	23,698	24,764
Dana Holding Corp.,
5.50%, 12/15/24	26,198	25,740
Lear Corp.,
5.25%, 1/15/25	24,650	24,219
Meritor, Inc.,
6.25%, 2/15/24	26,600	26,267
MPG Holdco I, Inc.,
7.38%, 10/15/22	23,250	24,761
ZF North America Capital, Inc.,
4.75%, 4/29/25(1)	10,076	9,755

		135,506

Cable & Satellite - 1.6%
Mediacom Broadband LLC/Mediacom Broadband Corp.,
6.38%, 4/1/23	20,414	20,414
Mediacom LLC/Mediacom Capital Corp.,
7.25%, 2/15/22	18,315	19,185
Midcontinent Communications & Midcontinent Finance Corp.,
6.25%, 8/1/21(1)	27,700	28,254
Wave Holdco LLC/Wave Holdco Corp.,
8.25%, 7/15/19(1) (2)	11,909	12,120

		79,973

Casinos & Gaming - 2.9%
Boyd Gaming Corp.,
6.88%, 5/15/23	22,225	22,781
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties,
8.00%, 10/1/20	29,475	27,762
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc.,
9.38%, 5/1/22(1)	23,400	17,550
MGM Resorts International,
6.00%, 3/15/23	23,606	23,901
Station Casinos LLC,
7.50%, 3/1/21	28,179	30,151
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.50%, 3/1/25(1)	26,525	25,265

		147,410

Chemicals - 0.5%
Evolution Escrow Issuer LLC,
7.50%, 3/15/22(1)	28,622	27,119

Commercial Finance - 0.6%
NewStar Financial, Inc.,
7.25%, 5/1/20(1)	29,075	29,838

Communications Equipment - 0.5%
CPI International, Inc.,
8.75%, 2/15/18	24,150	24,693

Consumer Finance - 2.3%
Alliance Data Systems Corp.,
6.38%, 4/1/20(1)	16,670	17,212
5.38%, 8/1/22(1)	15,900	15,662
Navient Corp.,
5.63%, 8/1/33	30,667	24,840
OneMain Financial Holdings, Inc.,
7.25%, 12/15/21(1)	30,025	31,113
Quicken Loans, Inc.,
5.75%, 5/1/25(1)	26,650	25,517

		114,344

Consumer Products - 1.0%
Clearwater Paper Corp.,
5.38%, 2/1/25(1)	27,750	27,195
Revlon Consumer Products Corp.,
5.75%, 2/15/21	24,235	23,750

		50,945

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.0% continued
Consumer Services - 1.0%
APX Group, Inc.,
8.75%, 12/1/20	$26,289	$23,660
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5.25%, 3/15/25(1)	27,524	25,838

		49,498

Containers & Packaging - 1.7%
PaperWorks Finance LLC,
9.50%, 8/15/19(1)	6,675	6,642
PaperWorks Industries, Inc.,
9.50%, 8/15/19(1)	20,450	20,348
Plastipak Holdings, Inc.,
6.50%, 10/1/21(1)	27,149	27,624
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg,
8.50%, 5/15/18	29,380	29,967

		84,581

Distributors - Consumer Discretionary - 0.4%
Global Partners L.P./GLP Finance Corp.,
7.00%, 6/15/23(1)	22,275	21,885

Diversified Banks - 0.4%
Bank of America Corp.,
6.25%, 9/5/24(3)	22,629	22,530

Electrical Equipment Manufacturing - 0.3%
Artesyn Embedded Technologies, Inc.,
9.75%, 10/15/20(1)	15,300	15,185

Entertainment Content - 0.3%
Univision Communications, Inc.,
5.13%, 5/15/23(1)	18,397	17,845

Entertainment Resources - 0.4%
AMC Entertainment, Inc.,
5.75%, 6/15/25(1)	18,500	18,130

Exploration & Production - 5.3%
Antero Resources Corp.,
5.63%, 6/1/23(1)	25,650	24,784
Bill Barrett Corp.,
7.63%, 10/1/19	11,400	10,887
7.00%, 10/15/22	2,600	2,353
BreitBurn Energy Partners L.P./BreitBurn Finance Corp.,
8.63%, 10/15/20	14,378	12,653
California Resources Corp.,
5.00%, 1/15/20	27,250	23,980
Carrizo Oil & Gas, Inc.,
7.50%, 9/15/20	17,375	18,287
Clayton Williams Energy, Inc.,
7.75%, 4/1/19	24,524	23,298
EP Energy LLC/Everest Acquisition Finance, Inc.,
9.38%, 5/1/20	24,650	26,343
Hilcorp Energy I L.P./Hilcorp Finance Co.,
5.00%, 12/1/24(1)	16,961	15,904
5.75%, 10/1/25(1)	10,650	10,224
Laredo Petroleum, Inc.,
5.63%, 1/15/22	9,075	8,984
6.25%, 3/15/23	6,225	6,334
Newfield Exploration Co.,
5.38%, 1/1/26	11,450	11,336
SM Energy Co.,
5.63%, 6/1/25	19,950	19,747
Whiting Petroleum Corp.,
6.25%, 4/1/23(1)	21,920	21,756
WPX Energy, Inc.,
6.00%, 1/15/22	33,009	32,596

		269,466

Financial Services - 0.5%
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
8.13%, 9/1/20(1)	23,491	24,431

Food & Beverage - 1.7%
Land O’ Lakes, Inc.,
6.00%, 11/15/22(1)	27,505	29,224
Pilgrim’s Pride Corp.,
5.75%, 3/15/25(1)	28,975	29,265
Simmons Foods, Inc.,
7.88%, 10/1/21(1)	29,802	27,418

		85,907

Forest & Paper Products Manufacturing - 1.4%
Neenah Paper, Inc.,
5.25%, 5/15/21(1)	32,011	32,091
P.H. Glatfelter Co.,
5.38%, 10/15/20	15,251	15,632

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.0% continued
Forest & Paper Products Manufacturing - 1.4% continued
Verso Paper Holdings LLC/Verso Paper, Inc.,
11.75%, 1/15/19	$35,925	$21,555

		69,278

Health Care Facilities & Services - 1.1%
Envision Healthcare Corp.,
5.13%, 7/1/22(1)	27,818	28,027
HealthSouth Corp.,
5.13%, 3/15/23	7,475	7,428
5.75%, 11/1/24	18,688	19,085

		54,540

Homebuilders - 1.9%
AV Homes, Inc.,
8.50%, 7/1/19	13,425	12,989
Meritage Homes Corp.,
7.15%, 4/15/20	27,495	29,694
6.00%, 6/1/25(1)	13,350	13,417
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
5.25%, 4/15/21(1)	23,790	23,433
TRI Pointe Holdings, Inc.,
5.88%, 6/15/24	15,850	15,533

		95,066

Industrial Other - 1.6%
Ahern Rentals, Inc.,
7.38%, 5/15/23(1)	26,100	25,774
MasTec, Inc.,
4.88%, 3/15/23	29,525	26,941
Park-Ohio Industries, Inc.,
8.13%, 4/1/21	28,895	30,629

		83,344

Investment Companies - 2.3%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
5.88%, 2/1/22	30,900	31,479
Nationstar Mortgage LLC/Nationstar Capital Corp.,
9.63%, 5/1/19	31,064	33,005
Prospect Capital Corp.,
5.88%, 3/15/23	24,935	25,339
Walter Investment Management Corp.,
7.88%, 12/15/21	25,950	24,069

		113,892

Life Insurance - 1.2%
American Equity Investment Life Holding Co.,
6.63%, 7/15/21	28,309	29,937
Fidelity & Guaranty Life Holdings, Inc.,
6.38%, 4/1/21(1)	31,522	32,783

		62,720

Machinery Manufacturing & Rental - 1.1%
BlueLine Rental Finance Corp.,
7.00%, 2/1/19(1)	10,625	10,917
United Rentals North America, Inc.,
5.75%, 11/15/24	30,917	30,453
Vander Intermediate Holding II Corp.,
9.75%, 2/1/19(1) (2)	14,000	13,790

		55,160

Media Non-Cable - 1.6%
Harland Clarke Holdings Corp.,
6.88%, 3/1/20(1)	29,714	28,525
National CineMedia LLC,
7.88%, 7/15/21	28,155	29,492
Sterling Entertainment Enterprises LLC,
9.75%, 12/15/19(4)	23,800	24,455

		82,472

Metals & Mining - 1.1%
Ryerson, Inc./Joseph T Ryerson & Son, Inc.,
9.00%, 10/15/17	22,890	23,062
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp.,
7.38%, 2/1/20(1)	31,201	31,513

		54,575

Oil & Gas Services & Equipment - 1.2%
Dresser-Rand Group, Inc.,
6.50%, 5/1/21	35,555	38,257
Exterran Partners L.P./EXLP Finance Corp.,
6.00%, 10/1/22	21,275	20,211

		58,468

Pharmaceuticals - 0.5%
JPR Royalty Sub LLC,
14.00%, 9/1/20(1) (4)	8,000	4,000
Par Pharmaceutical Cos., Inc.,
7.38%, 10/15/20	20,029	21,381

		25,381

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.0% continued
Pipeline - 4.0%
Energy Transfer Equity L.P.,
7.50%, 10/15/20	$20,265	$22,849
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.00%, 5/15/23	26,075	26,088
Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
7.25%, 2/15/21	34,610	34,004
PBF Logistics L.P./PBF Logistics Finance Corp.,
6.88%, 5/15/23(1)	27,682	27,820
Rose Rock Midstream L.P./Rose Rock Finance Corp.,
5.63%, 7/15/22	27,485	26,867
5.63%, 11/15/23(1)	4,125	3,991
Sabine Pass Liquefaction LLC,
6.25%, 3/15/22	31,771	32,883
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
6.63%, 10/1/20(1)	25,763	26,794

		201,296

Power Generation - 1.2%
Calpine Corp.,
5.50%, 2/1/24	31,575	30,549
TerraForm Power Operating LLC,
5.88%, 2/1/23(1)	29,625	30,069

		60,618

Property & Casualty Insurance - 1.3%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC,
7.88%, 12/15/20(1)	28,900	30,489
Hub Holdings LLC/Hub Holdings Finance, Inc.,
8.13%, 7/15/19(1) (2)	13,475	13,408
HUB International Ltd.,
7.88%, 10/1/21(1)	19,645	20,038

		63,935

Publishing & Broadcasting - 1.0%
Lee Enterprises, Inc.,
9.50%, 3/15/22(1)	24,821	25,256
Sirius XM Radio, Inc.,
5.38%, 4/15/25(1)	26,250	25,331

		50,587

Railroad - 0.6%
Florida East Coast Holdings Corp.,
6.75%, 5/1/19(1)	17,245	17,288
9.75%, 5/1/20(1)	13,710	12,990

		30,278

Real Estate - 2.6%
Communications Sales & Leasing, Inc.,
6.00%, 4/15/23(1)	13,325	13,032
8.25%, 10/15/23(1)	17,800	17,488
DuPont Fabros Technology L.P.,
5.88%, 9/15/21	15,962	16,162
5.63%, 6/15/23	12,800	12,608
ESH Hospitality, Inc.,
5.25%, 5/1/25(1)	26,475	25,747
Forestar USA Real Estate Group, Inc.,
8.50%, 6/1/22(1)	18,915	19,624
Howard Hughes (The) Corp.,
6.88%, 10/1/21	24,475	25,944

		130,605

Real Estate Investment Trusts - 0.5%
Felcor Lodging L.P.,
5.63%, 3/1/23	23,550	24,198

Refining & Marketing - 3.3%
Calumet Specialty Products Partners L.P./Calumet Finance Corp.,
7.75%, 4/15/23(1)	27,025	27,768
Citgo Holding, Inc.,
10.75%, 2/15/20(1)	11,600	11,861
CITGO Petroleum Corp.,
6.25%, 8/15/22(1)	26,950	26,479
Murphy Oil USA, Inc.,
6.00%, 8/15/23	31,180	32,349
PBF Holding Co. LLC/PBF Finance Corp.,
8.25%, 2/15/20	12,003	12,693
Sunoco L.P./Sunoco Finance Corp.,
6.38%, 4/1/23(1)	28,500	29,640
Western Refining Logistics L.P./WNRL Finance Corp.,
7.50%, 2/15/23(1)	26,900	27,707

		168,497

Restaurants - 1.1%
Landry’s Holdings II, Inc.,
10.25%, 1/1/18(1)	15,402	15,979

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.0% continued
Restaurants - 1.1% continued
Landry’s, Inc.,
9.38%, 5/1/20(1)	$12,575	$13,487
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc.,
10.50%, 1/15/20	23,960	25,098

		54,564

Retail - 3.2%
99 Cents Only Stores LLC,
11.00%, 12/15/19	26,593	24,067
CST Brands, Inc.,
5.00%, 5/1/23	24,328	24,206
Group 1 Automotive, Inc.,
5.00%, 6/1/22	27,995	27,855
Neiman Marcus Group Ltd. LLC,
8.00%, 10/15/21(1)	28,724	30,232
Penske Automotive Group, Inc.,
5.75%, 10/1/22	26,485	27,544
Sonic Automotive, Inc.,
7.00%, 7/15/22	23,562	25,506

		159,410

Retail - Consumer Discretionary - 0.2%
Ferrellgas L.P./Ferrellgas Finance Corp.,
6.75%, 6/15/23(1)	9,700	9,748

Semiconductors - 0.3%
Micron Technology, Inc.,
5.25%, 8/1/23(1)	16,400	15,724

Software & Services - 1.2%
Infor US, Inc.,
6.50%, 5/15/22(1)	26,445	26,908
Sophia Holding Finance L.P./Sophia Holding Finance, Inc. (100% Cash),
9.63%, 12/1/18(1) (2)	33,266	33,682

		60,590

Supermarkets & Pharmacies - 1.8%
Ingles Markets, Inc.,
5.75%, 6/15/23	26,937	27,376
Rite Aid Corp.,
6.13%, 4/1/23(1)	33,258	34,256
Tops Holding II Corp.,
8.75%, 6/15/18	19,224	18,936
Tops Holding LLC/Tops Markets II Corp.,
8.00%, 6/15/22(1)	8,900	8,911

		89,479

Technology - 1.9%
Equinix, Inc.,
5.38%, 1/1/22	5,825	5,840
First Data Corp.,
11.75%, 8/15/21	36,712	41,301
Iron Mountain, Inc.,
6.00%, 8/15/23	20,955	21,898
Qualitytech L.P./QTS Finance Corp.,
5.88%, 8/1/22	29,309	29,455

		98,494

Trucking & Leasing - 0.4%
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co.,
6.88%, 2/15/19(1)	20,305	18,884

Utilities - 0.8%
AES Corp.,
7.38%, 7/1/21	36,871	40,466

Waste & Environment Services & Equipment - 2.0%
ADS Waste Holdings, Inc.,
8.25%, 10/1/20	26,525	27,453
Casella Waste Systems, Inc.,
7.75%, 2/15/19	30,893	31,202
Clean Harbors, Inc.,
5.13%, 6/1/21	24,600	24,354
Covanta Holding Corp.,
6.38%, 10/1/22	15,368	16,079

		99,088

Wireless Telecommunications Services - 1.5%
Hughes Satellite Systems Corp.,
7.63%, 6/15/21	24,970	27,472
Sprint Corp.,
7.25%, 9/15/21	20,000	19,500
7.88%, 9/15/23	28,553	27,848

		74,820

Wireline Telecommunications Services - 2.9%
Consolidated Communications, Inc.,
6.50%, 10/1/22(1)	26,675	25,708
Frontier Communications Corp.,
9.00%, 8/15/31	34,145	31,072
GCI, Inc.,
6.88%, 4/15/25	30,300	30,603
Qwest Capital Funding, Inc.,
7.75%, 2/15/31	31,783	32,737

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.0% continued
Wireline Telecommunications Services - 2.9% continued
Zayo Group LLC/Zayo Capital, Inc.,
6.00%, 4/1/23(1)	$26,400	$26,075

		146,195

Total Corporate Bonds (Cost $3,721,675)		3,677,887

FOREIGN ISSUER BONDS - 21.7%
Aerospace & Defense - 0.6%
Bombardier, Inc.,
7.45%, 5/1/34(1)	30,563	28,729

Airlines - 1.1%
Air Canada,
8.75%, 4/1/20(1)	13,260	14,653
7.75%, 4/15/21(1)	12,315	13,146
VistaJet Malta Finance PLC/VistaJet Co. Finance LLC,
7.75%, 6/1/20(1)	31,125	29,880

		57,679

Banks - 0.5%
ING Groep N.V.,
6.50%, 4/16/25(3)	26,175	25,243

Cable & Satellite - 2.3%
Intelsat Luxembourg S.A.,
7.75%, 6/1/21	45,035	37,604
Numericable-SFR SAS,
6.00%, 5/15/22(1)	24,760	24,404
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
5.00%, 1/15/25(1)	26,125	25,929
VTR Finance B.V.,
6.88%, 1/15/24(1)	25,575	26,134

		114,071

Casinos & Gaming - 1.1%
International Game Technology PLC,
5.63%, 2/15/20(1)	13,400	13,098
6.25%, 2/15/22(1)	17,700	16,904
MCE Finance Ltd.,
5.00%, 2/15/21(1)	26,355	25,037

		55,039

Chemicals - 0.6%
Consolidated Energy Finance S.A.,
6.75%, 10/15/19(1)	31,164	31,631

Diversified Banks - 3.5%
Banco Santander S.A.,
6.38%, 5/19/19(3)	32,875	32,144
Barclays PLC,
8.25%, 12/15/18(3)	22,954	24,238
Credit Agricole S.A.,
7.88%, 1/23/24(1) (3)	29,550	30,378
Credit Suisse Group A.G.,
7.50%, 12/11/23(1) (3)	30,050	31,288
Deutsche Bank A.G.,
7.50%, 4/30/25(3)	32,725	32,643
HSBC Holdings PLC,
6.38%, 3/30/25(3)	27,825	27,964

		178,655

Exploration & Production - 0.5%
Ultra Petroleum Corp.,
6.13%, 10/1/24(1)	29,775	26,128

Food & Beverage - 0.5%
Marfrig Holding Europe B.V.,
6.88%, 6/24/19(1)	26,600	25,337

Medical Equipment & Devices Manufacturing - 0.4%
ConvaTec Finance International S.A.,
8.25%, 1/15/19(1) (2)	18,757	18,429

Metals & Mining - 0.5%
Vedanta Resources PLC,
9.50%, 7/18/18(1)	23,025	24,579

Paper & Packaging - 1.2%
Cascades, Inc.,
5.50%, 7/15/22(1)	24,870	24,062
5.75%, 7/15/23(1)	7,125	6,894
Coveris Holdings S.A.,
7.88%, 11/1/19(1)	27,925	27,785

		58,741

Property & Casualty Insurance - 0.6%
XLIT Ltd.,
6.50%, 4/15/17(3)	34,067	29,149

Technology - 0.6%
Sixsigma Networks Mexico S.A. de C.V.,
8.25%, 11/7/21(1)	30,800	31,838

Transportation & Logistics - 2.0%
Eletson Holdings,
9.63%, 1/15/22(1)	30,445	29,684

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 21.7% continued
Transportation & Logistics - 2.0% continued
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.,
8.13%, 11/15/21(1)	$25,450	$25,068
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc.,
7.25%, 5/1/22(1)	28,425	27,217
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp.,
6.00%, 7/30/19	19,924	18,006

		99,975

Trucking & Leasing - 1.1%
AWAS Aviation Capital Ltd.,
7.00%, 10/17/16(1)	26,487	26,818
Fly Leasing Ltd.,
6.75%, 12/15/20	25,246	26,003

		52,821

Wireless Telecommunications Services - 2.3%
Altice Financing S.A.,
6.63%, 2/15/23(1)	6,590	6,542
Altice Finco S.A.,
7.63%, 2/15/25(1)	19,575	18,792
Digicel Group Ltd.,
8.25%, 9/30/20(1)	30,929	31,006
Millicom International Cellular S.A.,
6.00%, 3/15/25(1)	31,350	30,253
Wind Acquisition Finance S.A.,
7.38%, 4/23/21(1)	28,875	29,200

		115,793

Wireline Telecommunications Services - 2.3%
B Communications Ltd.,
7.38%, 2/15/21(1)	29,919	32,088
Columbus International, Inc.,
7.38%, 3/30/21(1)	27,511	29,574
UPCB Finance IV Ltd.,
5.38%, 1/15/25(1)	28,050	26,774
Virgin Media Secured Finance PLC,
5.25%, 1/15/26(1)	30,700	29,664

		118,100

Total Foreign Issuer Bonds (Cost $1,117,729)		1,091,937

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 0.7%
Banks - 0.7%
GMAC Capital Trust I	1,247,350	$32,406

Total Preferred Stocks (Cost $31,321)		32,406

INVESTMENT COMPANIES - 2.5%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(5)	126,453,040	126,453

Total Investment Companies (Cost $126,453)		126,453

Total Investments - 97.9% (Cost $4,997,178)		4,928,683

Other Assets less Liabilities - 2.1%		107,156

NET ASSETS - 100.0%		$5,035,839

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Security is a payment in-kind bond (PIK), unless otherwise noted in the description of the security.
(3)	Perpetual maturity security.
(4)	Restricted security that has been deemed illiquid. At June 30, 2015, the value of these restricted illiquid securities amounted to approximately $28,455,000 or 0.6% of net assets. Additional information on each restricted illiquid security is as follows:

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
JPR Royalty Sub LLC,
14.00%, 9/1/20	3/10/11	$8,000

Sterling Entertainment Enterprises LLC,
9.75%, 12/15/19	12/28/12	23,800

(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the puttable date for floating and variable rate securities.

At June 30, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
BBB	2.3%
BB	32.4
B	44.2
CCC	16.6
Not Rated	2.0
Cash Equivalents	2.5

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds(1)	$—	$3,677,887	$—	$3,677,887
Foreign Issuer Bonds(1)	—	1,091,937	—	1,091,937
Preferred Stocks(1)	32,406	—	—	32,406
Investment Companies	126,453	—	—	126,453

Total Investments	$158,859	$4,769,824	$—	$4,928,683

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2015 , there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

Federal Tax Information:

At June 30, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$5,005,547

Gross tax appreciation of investments	$54,883
Gross tax depreciation of investments	(131,747)

Net tax depreciation of investments	$(76,864)

Transactions in affiliated investments for the three months ended June 30, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$134,478	$708,714	$716,739	$5	$126,453

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND	JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 24.4%
Automobile - 5.7%
CarMax Auto Owner Trust, Series 2014-2, Class A3,
0.98%, 1/15/19	$4,615	$4,619
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A3,
1.10%, 9/15/19	3,735	3,734
Honda Auto Receivables Owner Trust, Series 2015-1, Class A3,
1.05%, 10/15/18	2,230	2,232
Honda Auto Receivables Owner Trust, Series 2015-2, Class A3,
1.04%, 2/21/19	6,375	6,372
Hyundai Auto Receivables Trust, Series 2015-A, Class A3,
1.05%, 4/15/19	6,030	6,031
Nissan Auto Receivables Owner Trust, Series 2015-A, Class A3,
1.05%, 10/15/19	6,545	6,515
Toyota Auto Receivables Owner Trust, Series 2015-A, Class A3,
1.12%, 2/15/19	6,650	6,662
Volkswagen Auto Loan Enhanced Trust, Series 2014-1, Class A3,
0.91%, 10/22/18	1,895	1,890

		38,055

Commercial Mortgage-Backed Securities - 11.7%
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class A4,
5.54%, 10/12/41	5,448	5,661
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A4,
5.90%, 6/11/40	745	790
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A4,
5.74%, 9/11/42	4,025	4,335
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4,
5.90%, 12/10/49	6,048	6,469
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5,
5.62%, 10/15/48	2,108	2,186
COMM Mortgage Trust, Series 2013-CR6, Class A2,
2.12%, 3/10/46	2,600	2,634
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4,
5.44%, 6/12/47	4,903	5,141
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class A2,
3.02%, 8/15/46	675	700
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A2,
3.05%, 4/15/47	310	321
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3,
5.35%, 11/15/38	6,219	6,493
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2,
6.32%, 4/15/41	5,987	6,504
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A2,
1.97%, 8/15/45	5,675	5,736
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A2,
1.86%, 2/15/46	5,930	5,962
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A2,
1.97%, 5/15/46	2,710	2,728
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4,
5.81%, 12/12/49	4,423	4,746
Morgan Stanley Capital I Trust, Series 2007-T27, Class A4,
5.83%, 6/11/42	3,944	4,216
Morgan Stanley Capital I Trust, Series 2008-T29, Class A4,
6.46%, 1/11/43	1,786	1,964
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4,
5.33%, 12/15/43	4,491	4,671
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A2,
1.85%, 8/10/49	4,100	4,136
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4,
5.31%, 11/15/48	3,040	3,160

		78,553

Credit Card - 7.0%
American Express Credit Account Master Trust, Series 2014-2, Class A,
1.26%, 1/15/20	2,485	2,488

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 24.4% continued
Credit Card - 7.0% continued
BA Credit Card Trust, Series 2015-A2, Class A,
1.36%, 9/15/20	$6,675	$6,652
Capital One Multi-Asset Execution Trust, Series 2014-A5, Class A5,
1.48%, 7/15/20	6,355	6,388
Chase Issuance Trust, Series 2014-A7, Class A7,
1.38%, 11/15/19	1,065	1,067
Chase Issuance Trust, Series 2015-A2, Class A2,
1.59%, 2/18/20	6,385	6,419
Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8,
1.73%, 4/9/20	6,105	6,150
Discover Card Execution Note Trust, Series 2014-A5, Class A,
1.39%, 4/15/20	5,490	5,503
Synchrony Credit Card Master Note Trust, Series 2015-2, Class A,
1.60%, 4/15/21	6,900	6,896
World Financial Network Credit Card Master Trust, Series 2012-B, Class A,
1.76%, 5/17/21	5,685	5,737

		47,300

Utilities - 0.0%
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A1,
0.90%, 4/15/18	264	264

Total Asset-Backed Securities (Cost $164,835)		164,172

CORPORATE BONDS - 28.2%
Aerospace & Defense - 0.3%
Boeing (The) Co.,
0.40%, 10/30/17	715	715
TransDigm, Inc.,
6.00%, 7/15/22	1,000	988

		1,703

Auto Parts Manufacturing - 0.9%
American Axle & Manufacturing, Inc.,
6.25%, 3/15/21	1,300	1,365
Dana Holding Corp.,
6.75%, 2/15/21	500	524
Goodyear Tire & Rubber (The) Co.,
7.00%, 5/15/22	2,490	2,707
Johnson Controls, Inc.,
1.40%, 11/2/17	695	692
ZF North America Capital, Inc.,
4.00%, 4/29/20(1) (2)	1,000	999

		6,287

Automobiles Manufacturing - 1.3%
American Honda Finance Corp.,
0.66%, 5/26/16(2)	620	621
1.20%, 7/14/17	775	776
Daimler Finance North America LLC,
1.45%, 8/1/16(1) (2)	675	678
1.65%, 3/2/18(2)	2,215	2,206
Ford Motor Credit Co. LLC,
1.68%, 9/8/17	2,340	2,333
General Motors Financial Co., Inc.,
3.00%, 9/25/17	1,100	1,121
Volkswagen Group of America Finance LLC,
1.60%, 11/20/17(2)	1,040	1,041

		8,776

Banks - 1.5%
Bank of America N.A.,
1.65%, 3/26/18	1,665	1,662
Branch Banking & Trust Co.,
1.00%, 4/3/17	1,335	1,332
Capital One N.A.,
1.65%, 2/5/18	2,310	2,292
HSBC USA, Inc.,
1.30%, 6/23/17	1,800	1,799
JPMorgan Chase Bank N.A.,
6.00%, 10/1/17	1,175	1,281
PNC Bank N.A.,
1.50%, 2/23/18	1,375	1,371
PNC Funding Corp.,
2.70%, 9/19/16	380	387

		10,124

Biotechnology - 0.6%
Amgen, Inc.,
1.25%, 5/22/17	1,905	1,903
Gilead Sciences, Inc.,
3.05%, 12/1/16	515	530

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 28.2% continued
Biotechnology - 0.6% continued
Roche Holdings, Inc.,
2.25%, 9/30/19(2)	$1,310	$1,319

		3,752

Cable & Satellite - 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.25%, 3/15/21	500	499
Comcast Corp.,
4.95%, 6/15/16	1,060	1,102
6.30%, 11/15/17	660	734

		2,335

Chemicals - 0.6%
Airgas, Inc.,
2.95%, 6/15/16	815	826
Dow Chemical (The) Co.,
2.50%, 2/15/16	1,050	1,060
Eastman Chemical Co.,
2.40%, 6/1/17	825	839
Evolution Escrow Issuer LLC,
7.50%, 3/15/22(2)	775	734
Rentech Nitrogen Partners L.P./Rentech Nitrogen Finance Corp.,
6.50%, 4/15/21(1) (2)	290	290

		3,749

Coal Operations - 0.1%
CONSOL Energy, Inc.,
5.88%, 4/15/22	700	595

Commercial Finance - 1.0%
Air Lease Corp.,
5.63%, 4/1/17	1,180	1,251
CIT Group, Inc.,
3.88%, 2/19/19	505	501
General Electric Capital Corp.,
3.35%, 10/17/16	1,490	1,537
5.40%, 2/15/17	1,450	1,549
1.25%, 5/15/17	1,250	1,253
International Lease Finance Corp.,
2.24%, 6/15/16	1,000	999

		7,090

Communications Equipment - 0.2%
Cisco Systems, Inc.,
1.10%, 3/3/17	535	537
3.15%, 3/14/17	125	130
Juniper Networks, Inc.,
3.10%, 3/15/16	500	507

		1,174

Consumer Finance - 0.7%
Ally Financial, Inc.,
3.25%, 2/13/18	2,345	2,330
American Express Credit Corp.,
2.80%, 9/19/16	985	1,006
Synchrony Financial,
1.88%, 8/15/17	1,715	1,714

		5,050

Consumer Services - 0.5%
APX Group, Inc.,
6.38%, 12/1/19	625	606
Service Corp. International,
5.38%, 1/15/22	550	578
United Rentals North America, Inc.,
7.63%, 4/15/22	495	536
6.13%, 6/15/23	395	403
4.63%, 7/15/23	1,215	1,191

		3,314

Containers & Packaging - 0.4%
Graphic Packaging International, Inc.,
4.75%, 4/15/21	500	505
Plastipak Holdings, Inc.,
6.50%, 10/1/21(2)	650	661
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
5.75%, 10/15/20	750	769
8.25%, 2/15/21	500	519

		2,454

Department Stores - 0.1%
Macy’s Retail Holdings, Inc.,
5.90%, 12/1/16	940	1,002

Design, Manufacturing & Distribution - 0.1%
Sanmina Corp.,
4.38%, 6/1/19(1) (2)	950	948

Diversified Banks - 2.9%
Bank of America Corp.,
1.10%, 3/22/16	1,120	1,122

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 28.2% continued
Diversified Banks - 2.9% continued
3.88%, 3/22/17	$545	$567
2.00%, 1/11/18	1,530	1,535
5.13%, 6/17/19	2,580	2,528
Citigroup, Inc.,
6.00%, 8/15/17	1,045	1,137
1.80%, 2/5/18	1,600	1,596
1.70%, 4/27/18	1,880	1,868
5.80%, 11/15/19	3,515	3,524
JPMorgan Chase & Co.,
3.15%, 7/5/16	865	882
1.70%, 3/1/18	1,260	1,256
7.90%, 4/30/18	1,370	1,449
5.30%, 5/1/20	875	868
Wells Fargo & Co.,
7.98%, 3/15/18	1,370	1,485

		19,817

Electrical Equipment Manufacturing - 0.3%
Amphenol Corp.,
1.55%, 9/15/17	1,110	1,111
General Electric Co.,
0.85%, 10/9/15	550	551
Roper Technologies, Inc.,
1.85%, 11/15/17	565	569

		2,231

Entertainment Content - 0.4%
CBS Corp.,
1.95%, 7/1/17	1,435	1,448
Time Warner, Inc.,
3.15%, 7/15/15	800	801
Viacom, Inc.,
2.50%, 12/15/16	575	584

		2,833

Exploration & Production - 1.0%
California Resources Corp.,
5.50%, 9/15/21	750	653
Denbury Resources, Inc.,
6.38%, 8/15/21	997	957
Linn Energy LLC/Linn Energy Finance Corp.,
6.50%, 5/15/19	675	545
6.25%, 11/1/19	500	391
Marathon Oil Corp.,
0.90%, 11/1/15	690	690
Murphy Oil Corp.,
2.50%, 12/1/17	1,060	1,058
QEP Resources, Inc.,
6.88%, 3/1/21	410	426
Range Resources Corp.,
6.75%, 8/1/20	900	929
Rosetta Resources, Inc.,
5.63%, 5/1/21	500	531
SM Energy Co.,
6.13%, 11/15/22(1) (2)	500	514

		6,694

Financial Services - 2.0%
Charles Schwab (The) Corp.,
1.50%, 3/10/18	1,435	1,436
Goldman Sachs Group (The), Inc.,
3.63%, 2/7/16	1,575	1,601
5.63%, 1/15/17	2,355	2,494
2.90%, 7/19/18	1,045	1,070
5.38%, 5/10/20	1,195	1,181
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
4.88%, 3/15/19	335	337
6.00%, 8/1/20	300	310
5.88%, 2/1/22	680	693
KKR Group Finance Co. LLC,
6.38%, 9/29/20(2)	385	452
Morgan Stanley,
1.53%, 2/25/16	1,000	1,005
1.75%, 2/25/16	1,815	1,822
Prospect Capital Corp.,
5.00%, 7/15/19	750	774

		13,175

Food & Beverage - 1.6%
Anheuser-Busch InBev Finance, Inc.,
1.13%, 1/27/17	730	732
ConAgra Foods, Inc.,
1.35%, 9/10/15	800	800
1.30%, 1/25/16	490	490
Constellation Brands, Inc.,
3.88%, 11/15/19	2,475	2,512
General Mills, Inc.,
0.88%, 1/29/16	625	626
1.40%, 10/20/17	1,900	1,897

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 28.2% continued
Food & Beverage - 1.6% continued
JM Smucker (The) Co.,
1.75%, 3/15/18(2)	$2,215	$2,214
Smithfield Foods, Inc.,
5.25%, 8/1/18(1) (2)	675	685
Wm Wrigley Jr Co.,
1.40%, 10/21/16(1) (2)	815	817

		10,773

Hardware - 0.0%
NetApp, Inc.,
2.00%, 12/15/17	225	226

Health Care Facilities & Services - 0.9%
AmerisourceBergen Corp.,
1.15%, 5/15/17	1,355	1,353
Cardinal Health, Inc.,
1.90%, 6/15/17	410	414
2.40%, 11/15/19	575	570
Express Scripts Holding Co.,
3.13%, 5/15/16	500	508
Fresenius Medical Care US Finance II, Inc.,
4.13%, 10/15/20(1) (2)	750	759
HCA, Inc.,
6.50%, 2/15/20	875	978
McKesson Corp.,
0.95%, 12/4/15	355	355
5.70%, 3/1/17	190	204
1.29%, 3/10/17	950	949

		6,090

Home Improvement - 0.3%
Whirlpool Corp.,
1.35%, 3/1/17	680	682
1.65%, 11/1/17	1,230	1,234

		1,916

Homebuilders - 0.3%
Lennar Corp.,
4.13%, 12/1/18	1,925	1,944

Industrial Other - 0.1%
SBA Tower Trust,
2.93%, 12/15/17(1) (2)	605	614

Integrated Oils - 0.6%
Chevron Corp.,
1.35%, 11/15/17	820	823
ConocoPhillips Co.,
1.50%, 5/15/18	860	860
Exxon Mobil Corp.,
1.31%, 3/6/18	2,130	2,128

		3,811

Life Insurance - 0.4%
Lincoln National Corp.,
6.05%, 4/20/67	300	272
MetLife, Inc.,
6.75%, 6/1/16	785	826
Principal Financial Group, Inc.,
1.85%, 11/15/17	500	504
Prudential Financial, Inc.,
3.00%, 5/12/16	145	147
Voya Financial, Inc.,
5.65%, 5/15/53	680	694

		2,443

Machinery Manufacturing - 0.1%
Eaton Corp.,
0.95%, 11/2/15	750	750

Managed Care - 0.1%
Anthem, Inc.,
1.25%, 9/10/15	575	575
UnitedHealth Group, Inc.,
0.85%, 10/15/15	410	411

		986

Mass Merchants - 0.1%
Family Tree Escrow LLC,
5.25%, 3/1/20(1) (2)	520	544

Medical Equipment & Devices Manufacturing - 0.9%
Baxter International, Inc.,
5.38%, 6/1/18	515	569
Becton Dickinson and Co.,
1.80%, 12/15/17	1,250	1,250
Thermo Fisher Scientific, Inc.,
3.20%, 3/1/16	560	568
1.30%, 2/1/17	1,215	1,213
Zimmer Biomet Holdings, Inc.,
2.00%, 4/1/18	2,335	2,336

		5,936

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 28.2% continued
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.,
2.30%, 11/14/17	$1,460	$1,456
2.38%, 3/15/18	480	476
Glencore Funding LLC,
2.13%, 4/16/18(1) (2)	545	541
1.64%, 1/15/19(2)	1,065	1,064

		3,537

Oil & Gas Services & Equipment - 0.3%
Atwood Oceanics, Inc.,
6.50%, 2/1/20	250	241
Cameron International Corp.,
1.40%, 6/15/17	1,530	1,520
Pioneer Energy Services Corp.,
6.13%, 3/15/22	400	320

		2,081

Pharmaceuticals - 0.9%
AbbVie, Inc.,
1.20%, 11/6/15	1,035	1,036
Bayer US Finance LLC,
1.50%, 10/6/17(1) (2)	550	553
Eli Lilly & Co.,
1.25%, 3/1/18	990	987
Merck & Co., Inc.,
0.40%, 2/10/17	2,410	2,411
Mylan, Inc.,
1.80%, 6/24/16	400	400
Zoetis, Inc.,
1.15%, 2/1/16	830	830

		6,217

Pipeline - 0.4%
Enterprise Products Operating LLC,
1.65%, 5/7/18	1,365	1,363
Regency Energy Partners L.P./Regency Energy Finance Corp.,
5.88%, 3/1/22	760	809
Tesoro Logistics L.P./Tesoro Logistics Finance Corp.,
5.88%, 10/1/20	392	403

		2,575

Property & Casualty Insurance - 0.0%
American International Group, Inc.,
2.38%, 8/24/15	145	145

Publishing & Broadcasting - 0.7%
21st Century Fox America, Inc.,
7.25%, 5/18/18	460	530
NBCUniversal Enterprise, Inc.,
0.81%, 4/15/16(2)	1,300	1,304
Nielsen Finance LLC/Nielsen Finance Co.,
5.00%, 4/15/22(1) (2)	1,250	1,225
Starz LLC/Starz Finance Corp.,
5.00%, 9/15/19	500	506
TEGNA, Inc.,
4.88%, 9/15/21(1) (2)	1,000	993

		4,558

Real Estate - 0.8%
AvalonBay Communities, Inc.,
5.75%, 9/15/16	800	843
DuPont Fabros Technology L.P.,
5.88%, 9/15/21	465	471
Equinix, Inc.,
5.38%, 1/1/22	500	501
Kimco Realty Corp.,
5.70%, 5/1/17	724	778
RHP Hotel Properties L.P./RHP Finance Corp.,
5.00%, 4/15/23(1) (2)	500	490
Ventas Realty L.P.,
1.55%, 9/26/16	515	517
1.25%, 4/17/17	1,395	1,392
WEA Finance LLC/Westfield UK & Europe Finance PLC,
1.75%, 9/15/17(1) (2)	530	531

		5,523

Refining & Marketing - 0.3%
Phillips 66,
2.95%, 5/1/17	390	401
Sunoco L.P./Sunoco Finance Corp.,
6.38%, 4/1/23(2)	775	806
Tesoro Corp.,
4.25%, 10/1/17	450	459
Western Refining, Inc.,
6.25%, 4/1/21	300	302

		1,968

Restaurants - 0.1%
Starbucks Corp.,
0.88%, 12/5/16	625	626

FIXED INCOME FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 28.2% continued
Retail - Consumer Discretionary - 0.2%
Amazon.com, Inc.,
0.65%, 11/27/15	$600	$600
Hertz (The) Corp.,
7.50%, 10/15/18	600	620
5.88%, 10/15/20	250	253

		1,473

Semiconductors - 0.1%
KLA-Tencor Corp.,
2.38%, 11/1/17	510	513

Software & Services - 0.4%
International Business Machines Corp.,
5.70%, 9/14/17	565	619
Oracle Corp.,
5.25%, 1/15/16	545	559
0.48%, 7/7/17	725	725
Symantec Corp.,
2.75%, 9/15/15	1,065	1,069

		2,972

Supermarkets & Pharmacies - 0.1%
Walgreens Boots Alliance, Inc.,
1.75%, 11/17/17	755	758

Tobacco - 0.8%
Philip Morris International, Inc.,
2.50%, 5/16/16	900	916
1.25%, 11/9/17	855	854
Reynolds American, Inc.,
1.05%, 10/30/15	800	797
2.30%, 6/12/18	1,525	1,536
RJ Reynolds Tobacco Co.,
3.50%, 8/4/16	1,370	1,401

		5,504

Transportation & Logistics - 0.2%
PACCAR Financial Corp.,
1.10%, 6/6/17	1,050	1,051

Utilities - 0.8%
CenterPoint Energy, Inc.,
6.50%, 5/1/18	260	293
Dominion Gas Holdings LLC,
1.05%, 11/1/16	465	464
Duke Energy Corp.,
0.66%, 4/3/17	590	591
Exelon Corp.,
1.55%, 6/9/17	1,515	1,517
IPALCO Enterprises, Inc.,
5.00%, 5/1/18	1,040	1,097
Southern (The) Co.,
1.30%, 8/15/17	1,240	1,238

		5,200

Waste & Environment Services & Equipment - 0.1%
Clean Harbors, Inc.,
5.25%, 8/1/20	725	736

Wireless Telecommunications Services - 0.6%
AT&T, Inc.,
1.60%, 2/15/17	660	663
Qualitytech L.P./QTS Finance Corp.,
5.88%, 8/1/22	570	573
Sprint Communications, Inc.,
7.00%, 8/15/20	1,000	992
Verizon Communications, Inc.,
1.35%, 6/9/17	535	534
3.65%, 9/14/18	980	1,031

		3,793

Wireline Telecommunications Services - 0.3%
Frontier Communications Corp.,
8.25%, 4/15/17	500	537
6.25%, 9/15/21	1,500	1,365

		1,902

Total Corporate Bonds (Cost $191,123)		190,268

FOREIGN ISSUER BONDS - 7.7%
Auto Parts Manufacturing - 0.2%
Schaeffler Holding Finance B.V.,
6.25%, (100% Cash), 11/15/19(2) (3)	1,000	1,054

Banks - 2.6%
Abbey National Treasury Services PLC,
1.38%, 3/13/17	840	842
ANZ New Zealand Int’l Ltd.,
1.40%, 4/27/17(1) (2)	805	806
Bank of Tokyo-Mitsubishi UFJ (The) Ltd.,
1.20%, 3/10/17(1) (2)	835	833
Credit Suisse,
1.70%, 4/27/18	1,645	1,633

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.7% continued
Banks - 2.6% continued
Deutsche Bank A.G.,
1.40%, 2/13/17	$1,100	$1,097
ING Bank N.V.,
1.80%, 3/16/18(2)	1,675	1,676
Lloyds Bank PLC,
1.75%, 3/16/18	2,120	2,120
Macquarie Bank Ltd.,
1.60%, 10/27/17(2)	3,000	2,999
Mizuho Bank Ltd.,
1.80%, 3/26/18(2)	2,390	2,391
Sumitomo Mitsui Banking Corp.,
0.90%, 1/18/16	505	505
1.75%, 1/16/18	2,320	2,328

		17,230

Casinos & Gaming - 0.2%
International Game Technology PLC,
5.63%, 2/15/20(1) (2)	1,120	1,095

Chemicals - 0.1%
INEOS Group Holdings S.A.,
6.13%, 8/15/18(1) (2)	750	766

Commercial Finance - 0.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
2.75%, 5/15/17(1) (2)	1,090	1,083
3.75%, 5/15/19(1) (2)	490	485

		1,568

Diversified Banks - 1.0%
HSBC Holdings PLC,
5.63%, 1/17/20	1,705	1,707
Nordea Bank AB,
5.50%, 9/23/19(2)	2,855	2,826
Royal Bank of Canada,
0.63%, 12/4/15	330	330
Royal Bank of Scotland Group PLC,
1.88%, 3/31/17	1,000	995
Standard Chartered PLC,
1.50%, 9/8/17(1) (2)	945	943

		6,801

Exploration & Production - 0.3%
Canadian Natural Resources Ltd.,
5.70%, 5/15/17	375	404
CNOOC Finance 2013 Ltd.,
1.13%, 5/9/16	1,125	1,124
Ultra Petroleum Corp.,
5.75%, 12/15/18(1) (2)	820	787

		2,315

Financial Services - 0.5%
Hutchison Whampoa International 14 Ltd.,
1.63%, 10/31/17(2)	2,220	2,214
Mitsubishi UFJ Trust & Banking Corp.,
1.60%, 10/16/17(2)	895	893

		3,107

Food & Beverage - 0.5%
Heineken N.V.,
0.80%, 10/1/15(2)	765	765
Pernod Ricard S.A.,
2.95%, 1/15/17(2)	1,100	1,124
Suntory Holdings Ltd.,
1.65%, 9/29/17(2)	1,495	1,497

		3,386

Government Agencies - 0.3%
Korea Land & Housing Corp.,
1.88%, 8/2/17(2)	1,790	1,795

Health Care Facilities & Services - 0.1%
Catamaran Corp.,
4.75%, 3/15/21	360	399

Integrated Oils - 0.5%
BP Capital Markets PLC,
0.70%, 11/6/15	415	415
2.25%, 11/1/16	675	685
Shell International Finance B.V.,
0.63%, 12/4/15	490	490
2.13%, 5/11/20	810	808
Total Capital International S.A.,
1.00%, 8/12/16	810	812

		3,210

Machinery Manufacturing - 0.2%
Pentair Finance S.A.,
1.88%, 9/15/17	680	683
Tyco Electronics Group S.A.,
6.55%, 10/1/17	660	732

		1,415

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.7% continued
Metals & Mining - 0.1%
Glencore Finance Canada Ltd.,
2.05%, 10/23/15(2)	$615	$616

Oil & Gas Services & Equipment - 0.1%
Noble Holding International Ltd.,
2.50%, 3/15/17	485	484

Pharmaceuticals - 0.3%
Actavis Funding SCS,
2.35%, 3/12/18	1,385	1,392
Perrigo Co. PLC,
1.30%, 11/8/16	815	812

		2,204

Pipeline - 0.0%
TransCanada PipeLines Ltd.,
0.75%, 1/15/16	330	330

Railroad - 0.1%
Canadian National Railway Co.,
1.45%, 12/15/16	765	769

Wireless Telecommunications Services - 0.2%
Intelsat Jackson Holdings S.A.,
7.25%, 10/15/20	1,740	1,720

Wireline Telecommunications Services - 0.2%
British Telecommunications PLC,
1.63%, 6/28/16	1,080	1,086
Virgin Media Secured Finance PLC,
5.38%, 4/15/21(1) (2)	428	440

		1,526

Total Foreign Issuer Bonds (Cost $51,906)		51,790

U.S. GOVERNMENT AGENCIES - 2.3% (4)
Fannie Mae - 0.8%
Pool #555649,
7.50%, 10/1/32	35	40
Pool #893082,
2.44%, 9/1/36	317	341
Pool #AB3114,
5.00%, 6/1/41	960	1,069
Pool #AD0915,
5.50%, 12/1/38	97	109
Pool #AD7061,
5.50%, 6/1/40	164	185
Pool #AI3471,
5.00%, 6/1/41	326	362
Pool #AK0501,
3.00%, 1/1/27	970	1,008
Pool #AO0315,
3.00%, 4/1/27	1,240	1,289
Pool #AO4482,
3.00%, 5/1/27	947	985

		5,388

Freddie Mac - 0.0%
Pool #1B3617,
2.43%, 10/1/37	254	272
Pool #848076,
5.62%, 6/1/38	107	115

		387

Freddie Mac Gold - 0.1%
Pool #A92650,
5.50%, 6/1/40	438	491
Pool #G13387,
5.00%, 4/1/23	181	193

		684

Government National Mortgage Association - 1.2%
Series 2011-41, Class PA,
4.00%, 1/20/41	1,919	1,984
Series 2012-123, Class A,
1.04%, 7/16/46	2,610	2,487
Series 2013-12, Class KA,
1.50%, 12/16/43	351	346
Series 2013-142, Class AD,
2.25%, 12/16/47	1,402	1,386
Series 2013-17, Class AF,
1.21%, 11/16/43	1,169	1,147
Series 2013-92, Class AB,
2.00%, 2/16/43	539	539

		7,889

Government National Mortgage Association II - 0.2%
Pool #82581,
4.00%, 7/20/40	612	641

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 2.3%(4) continued
Government National Mortgage Association II - 0.2% continued
Pool #83021,
3.00%, 1/20/42	$808	$841

		1,482

Total U.S. Government Agencies (Cost $15,904)		15,830

U.S. GOVERNMENT OBLIGATIONS - 34.1%
U.S. Treasury Notes - 34.1%
0.25%, 10/31/15	27,250	27,263
0.38%, 2/15/16	24,355	24,386
0.88%, 9/15/16	15,770	15,861
0.63%, 10/15/16	17,335	17,381
0.63%, 2/15/17	24,350	24,382
0.75%, 3/15/17	10,335	10,371
0.63%, 6/30/17	101,010	100,971
0.88%, 1/15/18	705	705
1.13%, 6/15/18	8,575	8,607

		229,927

Total U.S. Government Obligations (Cost $229,598)		229,927

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.0%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(5)	13,789,479	$13,789

Total Investment Companies (Cost $13,789)		13,789

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.5%
U.S. Treasury Bill,
0.11%, 10/1/15(6)	$3,300	$3,300

Total Short-Term Investments (Cost $3,299)		3,300

Total Investments - 99.2% (Cost $670,454)		669,076

Other Assets less Liabilities - 0.8%		5,159

NET ASSETS - 100.0%		$674,235

(1)	Restricted security that has been deemed illiquid. At June 30, 2015, the value of these restricted illiquid securities amounted to approximately $18,419,000 or 2.7% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
2.75%, 5/15/17	5/8/14	$1,090

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
3.75%, 5/15/19	5/8/14	490

ANZ New Zealand Int’l Ltd.,
1.40%, 4/27/17	2/20/14	805

Bank of Tokyo-Mitsubishi UFJ (The) Ltd.,
1.20%, 3/10/17	3/4/14	834

Bayer US Finance LLC,
1.50%, 10/6/17	10/1/14	550

Daimler Finance North America LLC,
1.45%, 8/1/16	7/24/13 - 4/3/14	676

Family Tree Escrow LLC,
5.25%, 3/1/20	2/6/15	520

Fresenius Medical Care US Finance II, Inc.,
4.13%, 10/15/20	10/24/14	750

Glencore Funding LLC,
2.13%, 4/16/18	4/8/15	545

INEOS Group Holdings S.A.,
6.13%, 8/15/18	5/2/13	750

International Game Technology PLC,
5.63%, 2/15/20	2/9/15	1,121

Nielsen Finance LLC/Nielsen Finance Co.,
5.00%, 4/15/22	2/20/15	1,259

Rentech Nitrogen Partners L.P./Rentech Nitrogen Finance Corp.,
6.50%, 4/15/21	4/9/13	290

RHP Hotel Properties L.P./RHP Finance Corp.,
5.00%, 4/15/23	4/9/15	500

Sanmina Corp.,
4.38%, 6/1/19	5/20/14	950

SBA Tower Trust,
2.93%, 12/15/17	6/12/14	617

SM Energy Co.,
6.13%, 11/15/22	11/12/14	500

Smithfield Foods, Inc.,
5.25%, 8/1/18	7/19/13	675

Standard Chartered PLC,
1.50%, 9/8/17	9/3/14	945

TEGNA, Inc.,
4.88%, 9/15/21	9/3/14	987

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Ultra Petroleum Corp.,
5.75%, 12/15/18	12/6/13	$820

Virgin Media Secured Finance PLC,
5.38%, 4/15/21	2/7/13	428

WEA Finance LLC/Westfield UK & Europe Finance PLC,
1.75%, 9/15/17	9/10/14	530

Wm Wrigley Jr Co.,
1.40%, 10/21/16	10/16/13	815

ZF North America Capital, Inc.,
4.00%, 4/29/20	4/24/15	995

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	Security is a payment in-kind bond (PIK), unless otherwise noted in the description of the security.
(4)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	Security pledged related to the Fund’s investment in futures contracts during the period. As of June 30, 2015, the Fund did not hold any open futures contracts.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the puttable date for floating and variable rate securities.

At June 30, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	36.3%
U.S. Agency	1.0
AAA	23.1
AA	3.7
A	11.6
BBB	13.1
BB	6.8
B	2.2
CCC	0.2
Cash Equivalents	2.0

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$164,172	$—	$164,172
Corporate Bonds(1)	—	190,268	—	190,268
Foreign Issuer Bonds(1)	—	51,790	—	51,790
U.S. Government Agencies(1)	—	15,830	—	15,830
U.S. Government Obligations(1)	—	229,927	—	229,927
Investment Companies	13,789	—	—	13,789
Short-Term Investments	—	3,300	—	3,300

Total Investments	$13,789	$655,287	$—	$669,076

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued	JUNE 30, 2015 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At June 30, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$670,459

Gross tax appreciation of investments	$1,510
Gross tax depreciation of investments	(2,893)

Net tax depreciation of investments	$(1,383)

Transactions in affiliated investments for the three months ended June 30, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
FlexShares Disciplined Duration MBS Index Fund	$252	$—	$250	$—	$(2)	$2	$—
Northern Institutional Funds - Diversified Assets Portfolio	25,830	406,023	418,064	—	—	1	13,789

Total	$26,082	$406,023	$418,314	$—	$(2)	$3	$13,789

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND	JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 18.4%(1)
Fannie Mae - 3.7%
Pool #555649,
7.50%, 10/1/32	$68	$77
Pool #893082,
2.44%, 9/1/36	846	912
Pool TBA,
7/15/45(2)	5,215	5,525

		6,514

Freddie Mac - 5.9%
1.10%, 10/5/17	6,000	6,000
Pool #1J0365,
2.51%, 4/1/37	663	712
Pool #1J2840,
2.40%, 9/1/37	1,357	1,458
Pool #1Q0323,
3.08%, 5/1/37	2,297	2,416
Pool #410092,
2.33%, 11/1/24	12	13

		10,599

Government National Mortgage Association - 7.6%
Series 2012-123, Class A,
1.04%, 7/16/46	2,558	2,437
Series 2013-12, Class KA,
1.50%, 12/16/43	1,561	1,542
Series 2013-142, Class AD,
2.25%, 12/16/47	2,809	2,777
Series 2013-17, Class AF,
1.21%, 11/16/43	2,412	2,366
Series 2013-92, Class AB,
2.00%, 2/16/43	4,409	4,412

		13,534

Government National Mortgage Association II - 1.2%
Pool #82581,
4.00%, 7/20/40	2,040	2,137

Total U.S. Government Agencies (Cost $32,695)		32,784

U.S. GOVERNMENT OBLIGATIONS - 76.3%
U.S. Treasury Notes - 76.3%
1.25%, 10/31/15	11,620	11,665
0.38%, 5/31/16	7,000	7,005
0.63%, 2/15/17	8,735	8,747
0.63%, 6/30/17	10,440	10,436
0.63%, 8/31/17	25,610	25,566
0.63%, 4/30/18	7,000	6,937
1.13%, 6/15/18	24,925	25,019
1.38%, 6/30/18	6,170	6,237
1.50%, 2/28/19	190	192
1.63%, 4/30/19	8,250	8,342
1.00%, 9/30/19	6,250	6,133
1.63%, 6/30/20	17,465	17,464
2.13%, 6/30/22	2,000	2,008

		135,751

Total U.S. Government Obligations (Cost $135,331)		135,751

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.5%
Northern Institutional Funds - U.S. Government Portfolio, 0.01%(3)	4,492,451	$4,492

Total Investment Companies (Cost $4,492)		4,492

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 5.3%
U.S. Treasury Bills,
0.11%, 10/1/15(4)	$4,000	$4,000
0.09%, 10/15/15	5,450	5,449

Total Short-Term Investments (Cost $9,447)		9,449

Total Investments - 102.5% (Cost $181,965)		182,476

Liabilities less Other Assets - (2.5)%		(4,416)

NET ASSETS - 100.0%		$178,060

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	When-Issued Security. Coupon rate was not in effect at June 30, 2015.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND continued

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the puttable date for floating and variable rate securities.

At June 30, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
2-Year U.S. Treasury Note	69	$15,107	Long	9/15	$25
5-Year U.S. Treasury Note	56	6,678	Long	9/15	20
10-Year U.S. Treasury Note	(28)	3,533	Short	9/15	1

Total					$46

At June 30, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	88.1%
U.S. Agency	9.4
Cash Equivalents	2.5

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). U.S. government securities consist of obligations issued or guaranteed by the U.S. Treasury. Agency securities consist of obligations issued or guaranteed by U.S. government agencies and sponsored enterprises. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies(1)	$—	$32,784	$—	$32,784
U.S. Government Obligations(1)	—	135,751	—	135,751
Investment Companies	4,492	—	—	4,492
Short-Term Investments	—	9,449	—	9,449

Total Investments	$4,492	$177,984	$—	$182,476

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$46	$—	$—	$46

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At June 30, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$181,975

Gross tax appreciation of investments	$775
Gross tax depreciation of investments	(274)

Net tax appreciation of investments	$501

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

Transactions in affiliated investments for the three months ended June 30, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)		VALUE, END OF PERIOD (000S)
FlexShares Disciplined Duration MBS Index Fund	$252	$—	$250	$—	$(2)	$2		$—
Northern Institutional Funds - U.S. Government Portfolio	308	175,416	171,232	—	—	—	*	4,492

Total	$560	$175,416	$171,482	$—	$(2)	$2		$4,492

*	Amount rounds to less than one thousand.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 12.6%
Automobiles Manufacturing - 1.2%
Ford Motor Credit Co. LLC,
1.68%, 9/8/17	$4,000	$3,989
1.12%, 3/12/19	24,750	24,561
Hyundai Capital America,
1.63%, 10/2/15(1)	6,000	6,007
1.45%, 2/6/17(1) (2)	3,000	2,990

		37,547

Banks - 2.9%
Bank of America N.A.,
1.65%, 3/26/18	17,400	17,374
Capital One N.A.,
1.50%, 9/5/17	8,300	8,265
1.65%, 2/5/18	10,000	9,923
Citizens Bank N.A.,
1.60%, 12/4/17	16,000	15,974
HSBC USA, Inc.,
1.70%, 3/5/18	10,000	9,973
1.16%, 9/24/18	8,000	8,032
Manufacturers & Traders Trust Co.,
1.40%, 7/25/17	14,000	13,980
US Bancorp,
3.44%, 2/1/16	5,000	5,066

		88,587

Commercial Finance - 0.2%
GATX Corp.,
1.25%, 3/4/17	7,000	6,979

Consumer Finance - 0.3%
Synchrony Financial,
1.51%, 2/3/20	9,000	9,040

Diversified Banks - 2.2%
Bank of America Corp.,
1.35%, 3/22/18	2,000	2,018
1.32%, 1/15/19	5,000	5,045
1.15%, 4/1/19	10,000	10,018
Citigroup, Inc.,
1.30%, 11/15/16	6,100	6,097
1.80%, 2/5/18	5,000	4,988
1.05%, 4/8/19	18,000	17,960
JPMorgan Chase & Co.,
1.23%, 1/23/20	20,000	20,182

		66,308

Electrical Equipment Manufacturing - 0.1%
Amphenol Corp.,
1.55%, 9/15/17	3,250	3,253

Financial Services - 1.8%
Goldman Sachs Group (The), Inc.,
1.60%, 11/23/15	10,000	10,034
1.09%, 12/15/17	5,000	5,006
1.37%, 11/15/18	9,000	9,080
Morgan Stanley,
1.75%, 2/25/16	14,245	14,303
1.56%, 4/25/18	4,000	4,057
1.13%, 1/24/19	8,000	7,997
MUFG Americas Holdings Corp.,
1.63%, 2/9/18	5,000	4,981

		55,458

Food & Beverage - 0.1%
ConAgra Foods, Inc.,
1.30%, 1/25/16	3,600	3,601

Health Care Facilities & Services - 0.1%
Express Scripts Holding Co.,
1.25%, 6/2/17	5,000	4,977

Medical Equipment & Devices Manufacturing - 0.6%
Becton Dickinson and Co.,
1.80%, 12/15/17	5,000	5,001
Zimmer Holdings, Inc.,
1.45%, 4/1/17	12,750	12,754

		17,755

Metals & Mining - 0.3%
Freeport-McMoRan, Inc.,
2.30%, 11/14/17	7,000	6,979
Glencore Funding LLC,
1.70%, 5/27/16(1)	3,000	3,003

		9,982

Oil & Gas Services & Equipment - 0.1%
Cameron International Corp.,
1.15%, 12/15/16	3,000	2,982

Pharmaceuticals - 0.7%
AbbVie, Inc.,
1.80%, 5/14/18	18,000	17,947
Mylan, Inc.,
1.35%, 11/29/16	3,000	2,991

		20,938

NORTHERN FUNDS QUARTERLY REPORT     1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND  continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 12.6% continued
Pipeline - 0.1%
Enterprise Products Operating LLC,
1.25%, 8/13/15	$3,300	$3,302

Real Estate - 0.5%
ARC Properties Operating Partnership L.P.,
2.00%, 2/6/17	10,000	9,700
WEA Finance LLC/Westfield UK & Europe Finance PLC,
1.75%, 9/15/17(1) (2)	5,000	5,014

		14,714

Retail - Consumer Discretionary - 0.2%
AutoZone, Inc.,
1.30%, 1/13/17	5,000	5,008

Supermarkets & Pharmacies - 0.2%
Walgreens Boots Alliance, Inc.,
1.75%, 11/17/17	5,000	5,020

Tobacco - 0.2%
Reynolds American, Inc.,
2.30%, 6/12/18	5,000	5,037

Utilities - 0.3%
Dominion Resources, Inc.,
1.25%, 3/15/17	9,000	8,980

Wireless Telecommunications Services - 0.5%
Verizon Communications, Inc.,
2.50%, 9/15/16	3,888	3,951
2.04%, 9/14/18	11,623	12,025

		15,976

Total Corporate Bonds (Cost $385,468)		385,444

FOREIGN ISSUER BONDS - 11.3%
Automobiles Manufacturing - 0.1%
Hyundai Capital Services, Inc.,
1.09%, 3/18/17(1) (2)	4,000	4,010

Banks - 5.6%
Abbey National Treasury Services PLC,
1.38%, 3/13/17	18,000	18,037
1.65%, 9/29/17	25,000	25,068
ABN AMRO Bank N.V.,
1.38%, 1/22/16(1)	13,000	13,037
BPCE S.A.,
1.53%, 4/25/16	10,000	10,075
1.63%, 2/10/17	3,000	3,024
Commonwealth Bank of Australia,
1.63%, 3/12/18	35,000	35,100
Deutsche Bank A.G.,
1.88%, 2/13/18	10,000	9,969
ING Bank N.V.,
1.92%, 9/25/15(1)	8,500	8,529
1.23%, 3/7/16(1)	20,000	20,084
Macquarie Bank Ltd.,
2.00%, 8/15/16(1)	13,000	13,130
1.65%, 3/24/17(1) (2)	5,000	5,017
National Australia Bank Ltd.,
1.60%, 8/7/15	10,000	10,011

		171,081

Diversified Banks - 2.6%
BNP Paribas S.A.,
1.25%, 12/12/16	25,000	25,064
Credit Agricole S.A.,
1.44%, 4/15/16(1)	19,500	19,622
1.13%, 10/3/16(1)	10,000	10,050
Societe Generale S.A.,
1.36%, 10/1/18	24,000	24,368

		79,104

Exploration & Production - 0.3%
Sinopec Group Overseas Development 2014 Ltd.,
1.19%, 4/10/19(1) (2)	10,000	9,982

Financial Services - 0.3%
Hutchison Whampoa International 14 Ltd.,
1.63%, 10/31/17(1)	8,500	8,474

Food & Beverage - 0.7%
Suntory Holdings Ltd.,
1.65%, 9/29/17(1)	20,000	20,026

Government Development Banks - 0.1%
Korea Development Bank (The),
3.25%, 3/9/16	3,800	3,855

Integrated Oils - 0.7%
Petrobras Global Finance B.V.,
1.90%, 5/20/16	18,000	17,733
3.25%, 3/17/17	4,350	4,290

		22,023

FIXED INCOME FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 11.3% continued
Machinery Manufacturing - 0.1%
Pentair Finance S.A.,
1.35%, 12/1/15	$4,000	$4,005

Metals & Mining - 0.1%
Glencore Finance Canada Ltd.,
2.05%, 10/23/15(1)	4,000	4,010

Pharmaceuticals - 0.7%
Actavis Funding SCS,
1.30%, 6/15/17	10,000	9,933
2.35%, 3/12/18	9,500	9,550

		19,483

Total Foreign Issuer Bonds (Cost $345,057)		346,053

MUNICIPAL BONDS - 72.5%
Alabama - 0.1%
Alabama State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/16	3,000	3,153

Alaska - 0.0%
Alaska State Housing Finance Corp. Revenue Bonds, Series A, State Capital Project,
5.00%, 12/1/15	1,000	1,020

Arizona - 0.2%
Arizona State School Facilities Board Refunding COPS, Series A-2,
4.00%, 9/1/15	1,000	1,006
Maricopa County High School District No. 210 Phoenix G.O. Limited Refunding Bonds,
3.00%, 7/1/16	1,850	1,899
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,
5.00%, 12/1/16	4,000	4,255

		7,160

Arkansas - 0.1%
North Little Rock School District No. 1 Construction G.O. Limited Bonds, Series B (State Aid Withholding),
5.00%, 2/1/16	1,785	1,834

California - 6.0%
Bay Area Toll Bridge Authority Variable Revenue Bonds, Series A,
1.00%, 4/3/17	26,000	26,073
California State Department of Water System Resources Center Valley Project Variable Revenue Bonds, Series AT,
0.35%, 12/1/17	9,000	8,936
California State Earthquake Authority TRB,
1.82%, 7/1/17	2,500	2,506
California State Floating G.O. Unlimited Refunding Bonds, Series A,
0.50%, 5/1/18	9,000	8,929
California State G.O. Unlimited Refunding Bonds,
5.00%, 3/1/18	12,125	13,444
California State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 9/1/16	5,635	5,937
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/16	1,000	1,050
California State Index Floating Rate G.O. Unlimited Bonds, Series D,
0.83%, 12/1/17	5,000	5,054
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Series A1, The J Paul Getty Trust,
0.33%, 4/2/18	21,000	21,002
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Series A1, The J Paul Getty Trust,
0.33%, 4/1/16	7,305	7,292
California State Infrastructure & Economic Development Bank Various Revenue Refunding Bonds, Series A2, The J Paul Getty Trust,
0.33%, 4/3/17	13,800	13,723
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 9/1/15	3,000	3,025
5.00%, 9/1/16	7,435	7,833
California State Various Purpose G.O. Unlimited Refunding Bonds,
4.00%, 2/1/16	10,500	10,730
5.00%, 4/1/17	4,000	4,303
Contra Costa Transportation Authority Sales Tax Revenue Refunding Bonds,
0.50%, 12/15/15	10,600	10,600
Los Angeles Community College District G.O. Unlimited Bonds, Series G,
3.00%, 8/1/17	3,000	3,145

NORTHERN FUNDS QUARTERLY REPORT     3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 72.5% continued
California - 6.0% continued
Metropolitan Water District of Southern California Revenue Refunding Bonds, Series C,
4.00%, 10/1/15	$3,000	$3,029
Nuveen AMT-Free Municipal Income Fund Tax-Exempt Preferreds, Important Shares Institutional Municipal Fund,
0.52%, 7/1/18(1) (2)	7,000	7,002
Oakland G.O. Unlimited Refunding Bonds, Series A,
4.00%, 1/15/17	2,550	2,684
Sacramento Municipal Utility District Electricity Revenue Bonds, Series U (AGM Insured),
3.38%, 8/15/15	5,000	5,020
San Francisco City & County Public Utilities Commission Revenue Refunding Bonds, Series A,
3.00%, 10/1/15	3,000	3,022
4.00%, 10/1/15	2,000	2,020
Santa Clara Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 7/1/17	1,725	1,874
University of California Regents Revenue Refunding Bonds, Series I,
5.00%, 5/15/17	4,000	4,329

		182,562

Colorado - 0.7%
Colorado State Board of Governors University Enterprise System Revenue Refunding Bonds, Series A (State Higher Education Intercept Program),
3.00%, 3/1/16	2,250	2,291
Colorado State Housing Finance Authority Corp. Revenue Bonds, Traditions Englewood Project,
0.90%, 12/1/17	4,225	4,220
Denver City & County G.O. Unlimited Refunding Bonds, Series A, Better Denver,
5.00%, 8/1/16	15,000	15,757

		22,268

Connecticut - 3.1%
Connecticut State G.O. Unlimited Bonds, Series A,
3.00%, 3/15/17	5,435	5,639
Connecticut State G.O. Unlimited Bonds, Series A, GAAP Conversion,
4.00%, 10/15/16	2,640	2,759
Connecticut State G.O. Unlimited Bonds, Series A, Sifma Index,
0.47%, 3/1/18	1,000	992
Connecticut State G.O. Unlimited Bonds, Series D, Sifma Index,
0.93%, 8/15/18	1,500	1,507
Connecticut State G.O. Unlimited Refunding Bonds, Series C,
4.00%, 6/15/16	19,500	20,182
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A, Yale University,
0.80%, 7/26/17	20,910	20,776
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series T-2, Yale University,
0.60%, 2/1/17	4,850	4,813
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series X-2, Yale University,
0.90%, 2/1/18	33,000	32,740
Connecticut State SIFMA Index G.O. Unlimited Bonds, Series B,
0.54%, 3/1/19	1,500	1,482
Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure,
4.00%, 9/1/17	2,000	2,137
University of Connecticut Revenue Bonds, Series A,
4.00%, 8/15/15	2,000	2,010

		95,037

Delaware - 0.1%
Delaware State G.O. Unlimited Bonds, Series B,
5.00%, 2/1/17	1,540	1,649

District of Columbia - 0.5%
District of Columbia Income Tax Secured Revenue Refunding Bonds, Series E,
0.65%, 12/1/15	16,775	16,775

Florida - 6.3%
Citizens Property Insurance Corp. High Risk Revenue Bonds, Series A1, Senior Secured,
5.00%, 6/1/16	8,750	9,107

FIXED INCOME FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 72.5% continued
Florida - 6.3% continued
Citizens Property Insurance Corp. High Risk Senior Secured Revenue Bonds, Series A-1,
6.00%, 6/1/16	$10,240	$10,750
5.50%, 6/1/17	2,600	2,816
Citizens Property Insurance Corp. Revenue Bonds, Series A, Senior Secured,
0.90%, 6/1/18	14,000	13,925
Citizens Property Insurance Corp. Revenue Bonds, Series A-1,
5.00%, 6/1/18	2,000	2,167
Citizens Property Insurance Corp. Revenue Bonds, Series A-1, Senior Secured,
5.00%, 6/1/16	1,000	1,041
5.00%, 6/1/17	7,100	7,623
5.00%, 6/1/18	6,870	7,560
Escambia County Solid Waste Disposal Revenue Bonds, Gulf Power Co. Project,
1.40%, 12/1/17	8,000	8,004
Florida State Board of Education G.O. Unlimited Refunding Bonds, Series B,
5.00%, 1/1/18	25,000	27,551
Florida State Board of Governors University System Improvement Revenue Refunding Bonds, Series A,
5.00%, 7/1/15	1,000	1,000
Florida State Department of Environmental Protection Preservation Revenue Refunding Bonds,
5.00%, 7/1/17	5,000	5,420
Florida State Housing Finance Corp. Mortgage Revenue Bonds, Towers of Jacksonville,
0.70%, 5/1/17	4,500	4,492
Florida State Housing Finance Corp. Revenue Bonds, Series A, Hilltop Landings Apartments,
0.75%, 3/1/17	3,000	2,995
Florida State Housing Finance Corp. Revenue Bonds, Series C, Garden Vista Apartments,
0.55%, 3/1/16	4,000	4,000
Florida State Housing Finance Corp. Revenue Bonds, Series SE, Crossing at Indian Run Apartments,
0.55%, 6/1/16	7,000	7,000
Florida State Housing Finance Corp. Revenue Notes, Series E, Spring Manor Apartments,
0.70%, 11/1/16	3,600	3,598
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, Escrowed To Maturity,
5.00%, 7/1/15	3,285	3,285
5.00%, 7/1/16	20,050	20,980
Florida State Turnpike Authority Revenue Bonds, Series B,
5.00%, 7/1/16	7,500	7,851
Florida State Turnpike Authority Revenue Refunding Bonds, Series A, Department of Transportation,
5.00%, 7/1/16	5,000	5,234
Florida State Turnpike Authority Revenue Refunding Bonds, Series C, Department of Transportation,
5.00%, 7/1/16	4,430	4,637
Greater Orlando Aviation Authority Airport Facilities Revenue Refunding Bonds, Series A (AMT) (AGM Insured),
5.00%, 10/1/16	3,145	3,319
Hillsborough County Aviation Authority, Tampa International Airport Revenue Refunding Bonds, Subseries A (AMT),
4.00%, 10/1/15	2,000	2,019
Jacksonville Special Revenue Bonds, Series A-1,
5.00%, 10/1/17	2,000	2,185
Jacksonville Special Revenue Refunding Bonds, Series C,
5.00%, 10/1/15	1,000	1,012
Jea Electric System Revenue Bonds, Subseries B,
5.00%, 10/1/15	900	911
Lakeland Energy System Variable Revenue Refunding Bonds,
0.80%, 10/1/17	1,000	1,003
Miami-Dade County Housing Finance Authority Revenue Bonds, Golfside Villas Apartments Project,
0.55%, 5/1/16	5,500	5,499
Miami-Dade County Industrial Development Authority Solid Waste Disposal Revenue Bonds (AMT), Waste Management Inc. Project,
1.50%, 8/1/17	2,500	2,492
Okeechobee County Solid Waste Disposal Management Landfill Variable Revenue Bonds, Series A,
2.25%, 7/1/16	1,250	1,272

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 72.5% continued
Florida - 6.3% continued
Palm Beach County Revenue Refunding Bonds,
5.00%, 11/1/16	$2,320	$2,459
Palm Beach County School Board Term Rate COPS, Series A,
5.00%, 8/1/16	5,550	5,813
Pasco County School District Sales TRB,
3.00%, 10/1/15	1,000	1,007
3.00%, 10/1/16	1,350	1,391

		191,418

Georgia - 3.2%
Atlanta Airport Revenue Refunding Bonds, Series C (AMT),
4.00%, 1/1/16	2,000	2,037
5.00%, 1/1/17	2,500	2,658
Atlanta Water & Wastewater Revenue Refunding Bonds, Series B,
5.00%, 11/1/15	3,000	3,049
Burke County Development Authority PCR Variable Refunding Bonds, Georgia Transmission C,
1.30%, 5/3/18	9,000	8,987
Burke County Development Authority Revenue Bonds, Georgia Power Co. Plant Vogle Project,
1.38%, 4/4/17	2,350	2,359
Burke County Development Authority Variable Revenue Bonds, Georgia Power Co. Plant Vogtle Project,
1.55%, 6/1/18	28,100	28,100
Columbia County School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 4/1/16	1,800	1,864
Georgia State G.O. Unlimited Bonds, Series C-1,
5.00%, 10/1/16	13,000	13,746
Georgia State G.O. Unlimited Bonds, Series H,
5.00%, 12/1/16	6,000	6,384
Metropolitan Atlanta Rapid Transit Authority Sales Tax Variable Revenue Bonds, Series A,
0.35%, 7/1/17	22,000	21,813
Metropolitan Atlanta Rapid Transit Authority Sales Variable TRB, Series B, Second Indenture,
0.33%, 7/1/17	7,000	6,938
Private Colleges & Universities Authority Revenue Bonds, Series A, Emory University,
4.00%, 10/1/15	1,390	1,403

		99,338

Hawaii - 0.2%
Hawaii State Airports System Revenue Refunding Bonds, Series B (AMT),
5.00%, 7/1/16	6,100	6,372
Hawaii State G.O. Unlimited Refunding Bonds, Series EK,
5.00%, 8/1/16	1,000	1,051

		7,423

Illinois - 0.2%
Evanston G.O. Unlimited Refunding Bonds, Series B,
2.00%, 12/1/15	1,920	1,934
Illinois State Unemployment Insurance Fund Building Receipts Revenue Bonds, Series A,
5.00%, 6/15/16	4,700	4,909

		6,843

Indiana - 1.2%
Indiana State Health Facility Financing Authority Revenue Bonds, Subseries A-3, Ascension Health Credit Group,
4.00%, 8/1/17	5,000	5,309
Indiana State Health Facility Financing Authority Revenue Refunding Bonds, Ascension Health Sub Credit, Unrefunded Balance,
5.00%, 7/28/16	5,000	5,240
Indiana State Health Facility Financing Authority Revenue Refunding Bonds, Series A1, Ascension Health Sub, Prerefunded,
0.32%, 12/1/15	280	280
Whiting Environmental Facilities Variable Revenue Bonds (AMT), BP Products North America,
0.80%, 12/2/19	25,000	24,862

		35,691

Kansas - 0.4%
Kansas State Department of Transportation Highway Adjustable Revenue Refunding Bonds, Series B-4, Libor Index,
0.45%, 9/1/18	7,000	6,955

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 72.5% continued
Kansas - 0.4% continued
Kansas State Department of Transportation Highway Adjustable Revenue Refunding Bonds, Series B-5, Libor Index,
0.53%, 9/1/19	$6,565	$6,489

		13,444

Kentucky - 0.5%
Danville City Water & Sewer Revenue Bonds, BANS,
2.00%, 8/1/16	2,000	2,019
Kentucky State Asset Liability Commission General Receipts Revenue Bonds, Series A, University Project Notes (AMBAC Insured),
5.00%, 10/1/15	2,215	2,242
Kentucky State Economic Development Finance Authority Revenue Bonds, Catholic Health Initiatives,
1.03%, 2/1/20	10,000	10,001

		14,262

Louisiana - 1.4%
Ernest N Morial-New Orleans Exhibit Hall Authority Special Tax Refunding Bonds,
4.00%, 7/15/17	1,000	1,061
Louisiana State G.O. Unlimited Refunding Bonds, Series C, Escrowed to Maturity,
5.00%, 7/15/15	1,000	1,002
Louisiana State Gas & Fuels Tax Revenue Refunding Bonds, Series A, 2nd Lien, Libor Index,
0.60%, 5/1/18	19,000	19,045
Louisiana State Gas & Fuels Tax Revenue Refunding Bonds, Series B2, Second Lien,
0.68%, 5/1/18	20,000	20,040
Shreveport Water & Sewer Improvement G.O. Unlimited Bonds,
4.00%, 9/1/17	1,000	1,066

		42,214

Maine - 0.1%
Maine State Turnpike Authority Revenue Bonds (AMBAC Insured), Prerefunded,
5.25%, 7/1/17	2,000	2,179

Maryland - 5.0%
Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds,
5.00%, 2/1/17	5,500	5,886
5.00%, 8/1/17	5,425	5,909
Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 11/1/16	13,150	13,948
Baltimore Wastewater Project Revenue Bonds, Subseries C,
3.00%, 7/1/17	760	793
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series B,
5.00%, 3/15/17	6,300	6,772
Maryland State & Local Facilities Loan of 2013 G.O. Unlimited Bonds, First Series,
5.00%, 3/1/16	4,000	4,127
Maryland State Department of Transportation Consolidated Revenue Bonds,
5.00%, 2/15/17	2,000	2,142
Maryland State Department of Transportation Consolidated Revenue Bonds,
4.00%, 2/15/16	4,855	4,968
5.50%, 6/1/17	6,200	6,768
Maryland State G.O. Unlimited Bonds, Series A,
5.00%, 3/1/18	20,300	22,500
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series C, (The) Johns Hopkins Health System,
0.96%, 11/15/17	5,000	5,032
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series D, (The) Johns Hopkins Health System,
0.96%, 11/15/17	4,995	5,027
Maryland State Health & Higher Educational Facilities Authority Variable Revenue Bonds, Series A, (The) Johns Hopkins Health System,
0.73%, 5/15/18	15,100	15,072
Maryland State Health & Higher Educational Facilities Authority Variable Revenue Bonds, Series B, (The) Johns Hopkins Health System,
0.71%, 5/15/18	10,300	10,275
Maryland State Housing & Community Development Administration Department Variable Revenue Bonds, Series B,
1.00%, 3/1/16	1,100	1,102

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 72.5% continued
Maryland - 5.0% continued
Montgomery County Consolidated Public Improvement G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/16	$4,000	$4,188
Montgomery County G.O. Unlimited Bonds, Series A,
5.00%, 11/1/16	12,000	12,729
Montgomery County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 11/1/16	7,625	8,088
Prince George’s County Consolidated Public Improvement G.O. Limited Refunding Bonds, Series B,
5.00%, 12/1/16	8,000	8,512
University System of Maryland Auxilary Facility & Tuition Revenue Bonds, Series A,
5.00%, 4/1/16	4,570	4,734
University System of Maryland Auxilary Facility & Tuition Revenue Refunding Bonds, Series B,
4.00%, 4/1/16	3,500	3,599

		152,171

Massachusetts - 2.4%
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series A, Harvard University,
5.00%, 11/15/17	1,000	1,100
Massachusetts Housing Development Finance Agency Revenue Bonds, Colonial Estates,
0.95%, 3/1/16	9,900	9,906
Massachusetts State Development Finance Agency Variable Revenue Bonds, Series U-1, Boston University,
0.63%, 3/30/17	8,000	7,997
Massachusetts State Development Finance Agency Variable Revenue Bonds, Series U-6E, Boston University,
0.60%, 9/30/16	5,100	5,111
Massachusetts State Development Finance Agency Variable Revenue Bonds, Series M, Partners Healthcare,
0.60%, 1/30/18	24,370	24,329
Massachusetts State Federal Highway Revenue Bonds, Accelerated GANS, Series A,
4.00%, 6/15/16	1,000	1,036
Massachusetts State G.O. Limited Bonds, Series A,
5.00%, 12/1/16	6,000	6,385
Massachusetts State G.O. Limited Refunding Bonds, Series C,
3.00%, 8/1/16	9,000	9,264
Massachusetts State Housing Finance Agency Revenue Bonds, Series A, Construction Loan Notes,
0.65%, 12/1/16	1,000	999
Massachusetts State Housing Finance Agency Revenue Bonds, Series E,
0.95%, 6/1/16	1,795	1,796
Nantucket G.O. Limited Refunding Bonds,
2.00%, 10/1/15	1,035	1,040
University of Massachusetts Building Authority Revenue Refunding Bonds, Senior Series 2 (AMBAC Insured),
4.00%, 11/1/15	5,000	5,064

		74,027

Michigan - 0.8%
Michigan State Finance Authority Revenue Refunding Bonds, Clean Water Subordinate State Revolving Fund,
5.00%, 10/1/15	1,650	1,670
Michigan State Finance Authority Revenue Refunding Bonds, Drinking Water Subordinate State Revolving Fund,
5.00%, 10/1/15	2,275	2,303
Michigan State G.O. Unlimited Refunding Bonds,
5.50%, 12/1/15	1,075	1,099
Michigan State Strategic Fund Exempt Facilities Adjustable Revenue Bonds (AMT), Waste Management, Inc. Project,
1.50%, 8/1/17	2,500	2,488
Romeo Community School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
2.00%, 5/1/17	2,115	2,155
Saline Area Schools Variable G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
0.60%, 11/2/15	11,500	11,497
Warren Downtown Development G.O. Limited Tax Refunding Bonds,
2.00%, 10/1/16	1,000	1,016
2.00%, 10/1/17	900	918

		23,146

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 72.5% continued
Minnesota - 3.9%
Edina G.O. Unlimited Refunding Bonds, Series B,
3.00%, 2/1/17	$3,690	$3,833
Metropolitan Council Minneapolis- Saintpaul Metropolitan Area G.O. Unlimited GANS, Series A,
1.00%, 3/1/16	38,700	38,755
Minnesota State Appropriation General Fund Revenue Bonds, Series A,
3.00%, 6/1/16	1,500	1,538
4.00%, 6/1/16	2,000	2,068
Minnesota State G.O. Unlimited Bonds, Prerefunded,
5.00%, 11/1/16	7,000	7,418
Minnesota State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/16	13,670	14,358
Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B,
5.00%, 8/1/16	10,000	10,504
Minnesota State Various Purpose G.O. Unlimited Bonds, Unrefunded Balance,
5.00%, 8/1/17	16,000	17,419
Moorhead Independent School Building District No. 152 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program),
5.00%, 4/1/16	2,500	2,590
Osseo Independent School District No. 279 G.O. Unlimited Refunding Bonds, Series C, School Building (School District Credit Program),
5.00%, 2/1/17	2,850	3,047
Pipestone County Medical Center Revenue BANS,
0.85%, 5/1/17	1,100	1,095
Saint Paul Housing and Redevelopment Authority Revenue Bonds, Cambric Apartments Project,
0.85%, 6/1/17	7,000	7,002
University of Minnesota Revenue Bonds, Series B,
4.00%, 1/1/17	1,600	1,682
Wayzata Independent School District No. 284 G.O. Unlimited Refunding Bonds (School District Credit Program),
5.00%, 2/1/17	7,620	8,146

		119,455

Mississippi - 0.1%
Mississippi State Business Finance Corp. Solid Waste Disposal Revenue Bonds, Waste Management, Inc. Project,
1.13%, 9/1/17	2,250	2,240

Missouri - 0.1%
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Refunding Bonds,
5.00%, 1/1/17	2,000	2,127

Municipal States Pooled Securities - 1.5%
BB&T Municipal Trust Certificates Revenue Bonds, Class C,
0.75%, 11/15/17(1) (2)	20,000	19,794
BB&T Municipal Trust Variable Revenue Bonds, Series C (Rabobank Nederland LOC),
0.55%, 12/1/15(1) (2)	2,305	2,305
Nuveen Dividend Advantage Municipal Fund 3 Tax-Exempt Preferreds (AMT), Important Institutional Municipal Fund,
0.80%, 10/1/17(1) (2)	25,000	25,006

		47,105

Nevada - 3.9%
Clark County Airport Revenue Bonds, Series B (AMT), Junior Sub Lien,
7/1/17(3)	14,700	15,826
Clark County Airport System Revenue Bonds, Series C1 (AMT), Junior Sub Lien,
2.50%, 7/1/15	7,750	7,751
Clark County Airport System Revenue Refunding Bonds, Series A-1 (AMT), Subordinate Lien,
5.00%, 7/1/15	2,250	2,250
5.00%, 7/1/16	3,000	3,134
5.00%, 7/1/17	4,500	4,863
Clark County G.O. Limited Refunding Bonds, Series A,
5.00%, 7/1/17	14,400	15,614

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 72.5% continued
Nevada - 3.9% continued
Clark County School District G.O. Limited Refunding Bonds, Series A,
5.00%, 6/15/17	$51,500	$55,684
Clark County School District G.O. Limited Refunding Bonds, Series A (AMBAC Insured),
4.00%, 6/15/16	7,200	7,450
Nevada State Special Revenue Bonds, Unemployment Compensation Fund,
5.00%, 6/1/16	6,500	6,780

		119,352

New Jersey - 0.9%
New Jersey State Building Authority Revenue Refunding Bonds, Series A,
5.00%, 6/15/16	6,000	6,197
New Jersey State Economic Development Authority Variable Revenue Refunding Bonds, School Facilities Construction,
0.78%, 2/1/17	6,485	6,421
New Jersey State Educational Facilities Authority Revenue Bonds, Series D, Princeton University,
5.00%, 7/1/17	2,000	2,174
New Jersey State Housing & Mortgage Finance Agency Conduit Revenue Bonds, Series E, Broadway Townhouses Project,
0.60%, 12/1/16	2,000	1,994
New Jersey State Transit Corp. Revenue Bonds, Series A, GANS,
5.00%, 9/15/16	5,000	5,251
New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series A,
4.00%, 12/15/15	1,550	1,570
5.00%, 12/15/15	1,435	1,460
New Jersey State Turnpike Authority Revenue Bonds, Series D,
0.73%, 1/1/18	3,200	3,189

		28,256

New Mexico - 1.6%
Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Revenue Refunding Bonds, Series A, Senior Lien,
5.00%, 7/1/17	1,200	1,303
Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Revenue Refunding Bonds, Series B, Subordinate Lien,
3.00%, 7/1/16	1,110	1,139
5.00%, 7/1/17	1,200	1,301
Las Cruces State Shared Gross Receipts Tax Revenue Refunding Bonds,
4.00%, 6/1/16	2,110	2,180
Las Cruces State Shared Gross Receipts TRB,
4.00%, 6/1/17	2,165	2,298
New Mexico State Capital Projects G.O. Unlimited Bonds,
5.00%, 3/1/17	10,335	11,089
5.00%, 3/1/18	11,000	12,183
New Mexico State Hospital Equipment Loan Council Revenue Bonds, Presbyterian Healthcare Service,
5.00%, 8/1/17	1,385	1,502
New Mexico State Municipal Energy Acquisition Authority Gas Supply Variable Revenue Bonds, Subseries B,
0.88%, 8/1/19	15,350	15,372

		48,367

New York - 8.0%
Brookhaven G.O. Limited Bonds, Series A,
3.00%, 2/1/17	6,565	6,809
Metropolitan Transportation Authority Dedicated Tax Fund Floating Revenue Refunding Bonds, Subseries B-3C,
0.50%, 11/1/19	5,300	5,237
Metropolitan Transportation Authority Revenue Refunding Bonds, Subseries G-4,
0.97%, 11/1/17	8,080	8,135
Metropolitan Transportation Authority Variable Revenue Refunding Bonds, Subseries D2 (AGM Insured),
0.73%, 5/15/18	9,200	9,193
Metropolitan Transportation Various Authority Dedicated Tax Fund Revenue Refunding Bonds, Series 2008A-2A,
0.43%, 6/1/17	5,000	4,973
New York City G.O. Unlimited Bonds, Series E,
5.00%, 8/1/16	1,220	1,280

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 72.5% continued
New York - 8.0% continued
New York City G.O. Unlimited Bonds, Series E,
5.00%, 8/1/17	$2,685	$2,916
New York City G.O. Unlimited Bonds, Series H, Subseries H-B,
5.00%, 3/1/16	4,875	5,027
New York City G.O. Unlimited Bonds, Series B,
3.00%, 8/1/15	2,000	2,005
New York City G.O. Unlimited Bonds, Series H,
2.00%, 8/1/15	2,500	2,504
New York City G.O. Unlimited Refunding Bonds, Series B,
4.00%, 8/1/16	7,000	7,270
New York City G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/17	8,500	9,230
New York City Housing Development Corp. MF Housing Revenue Bonds, Series E-1-A,
0.75%, 11/1/16	2,000	2,000
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E,
5.00%, 11/1/16	10,950	11,626
New York City Transitional Finance Authority Future TRB, Subseries D, Fiscal 2013,
5.00%, 11/1/16	5,000	5,309
New York City Transitional Finance Authority Subordinate Future Tax Secured Revenue Bonds, Prerefunded, Series B1, Escrowed to Maturity,
5.00%, 11/1/16	1,635	1,734
New York City Transitional Finance Authority Subordinate Future Tax Secured Revenue Bonds, Series B1, Unrefunded Balance,
5.00%, 11/1/16	1,365	1,449
New York City Trust for Cultural Resources Revenue Bonds, Julliard School,
2.10%, 7/1/15	3,850	3,850
New York Fiscal 2008 G.O. Unlimited Bonds, Series A-1,
5.00%, 8/1/15	3,000	3,013
New York State Dormitory Authority Non Supported Debt Revenue Bonds, Series A, St. Johns University (NATL-RE Insured), Prerefunded,
5.25%, 7/1/17	10,420	11,344
New York State Dormitory Authority Personal Income Tax General Purpose Revenue Bonds, Series A,
5.00%, 2/15/17	2,400	2,568
New York State Dormitory Authority Personal Income TRB, Series D,
5.00%, 6/15/16	8,000	8,360
New York State Dormitory Authority Supported Debt Revenue Bonds, Series A, State University Dormitory Facilities,
4.00%, 7/1/15	1,700	1,700
New York State G.O. Unlimited Bonds, Series A,
5.00%, 3/1/16	10,000	10,318
New York State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 4/15/17	10,000	10,768
New York State Thruway Authority General Revenue Bonds, Second Series B (NATL Insured),
5.00%, 4/1/16	10,095	10,218
New York State Urban Development Corp. Personal Income TRB, Series A,
5.00%, 3/15/17	9,000	9,658
New York State Urban Development Corp. Revenue Refunding Bonds, Series D, Service Contract,
5.25%, 1/1/17	6,730	7,193
Nuveen AMT-Free Municipal Income Fund Tax-Exempt Preferreds, Important Shares Institutional Municipal Fund,
0.67%, 10/1/17(1) (2)	15,000	15,003
Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 186 (AMT),
4.00%, 10/15/16	3,800	3,964
Port Authority of New York & New Jersey Consolidated-One Hundred Forty-Sixth Revenue Bonds (AMT) (AGM Insured),
5.00%, 12/1/17	5,000	5,327
Suffolk County Water Authority Revenue BANS, Series A,
4.00%, 1/15/16	11,500	11,733

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 72.5% continued
New York - 8.0% continued
Triborough Bridge & Tunnel Authority Taxable Revenue Refunding Bonds, Subseries D, Floating Notes,
0.64%, 2/1/16	$38,220	$38,222
Triborough Bridge & Tunnel Authority Variable Revenue Refunding Bonds, General Subseries B-4,
0.65%, 1/3/17	3,500	3,508

		243,444

North Carolina - 0.4%
Mecklenburg County G.O. Unlimited Bonds, Series A,
5.00%, 4/1/17	3,000	3,230
North Carolina State G.O. Unlimited Refunding Bonds, Series E,
5.00%, 5/1/16	2,000	2,079
North Carolina State Limited Obligation Revenue Refunding Bonds, Series B,
5.00%, 11/1/16	1,255	1,331
Wake County Public Improvement G.O. Unlimited Bonds,
5.00%, 9/1/17	5,670	6,192

		12,832

North Dakota - 0.0%
Fargo G.O. Unlimited Refunding Bonds, Series F,
5.00%, 5/1/17	1,065	1,150

Ohio - 2.9%
Allen County Hospital Facilities Revenue Bonds, Series B, Adjustable Mercy Health,
0.80%, 5/1/20	50,000	49,251
Columbus City G.O. Unlimited Refunding Bonds, Series 2012-3,
4.00%, 8/15/15	8,485	8,526
Franklin County Various Purpose G.O. Limited Tax Bonds,
3.00%, 12/1/15	1,500	1,518
Lancaster Port Authority Gas Variable Revenue Refunding Bonds,
0.85%, 8/1/19	16,000	15,892
Northeast Ohio Regional Sewer District Revenue Refunding Bonds,
5.00%, 11/15/17	3,000	3,294
Ohio State Higher Educational Facility Commission Revenue Bonds, Series A-2, Cleveland Clinic Health System Obligation,
0.52%, 1/1/18	2,000	1,988
Ohio State Lease Appropriation Revenue Bonds, Series A, Mental Health,
3.00%, 2/1/16	1,750	1,778
Ohio State Water Development Authority Solid Waste Disposal Variable Revenue Bonds, Waste Management Project,
2.25%, 7/1/16	1,500	1,526
University of Cincinnati Receipts Revenue Bonds, Series A,
0.57%, 6/1/18	5,500	5,505

		89,278

Oklahoma - 0.2%
Oklahoma City G.O. Unlimited Refunding Bonds,
2.00%, 3/1/17	2,000	2,047
Oklahoma County Independent School District #12 Edmond Combined Purpose G.O. Unlimited Bonds,
1.25%, 3/1/16	1,200	1,207
Tulsa G.O. Unlimited Bonds,
2.00%, 3/1/17	2,930	2,997

		6,251

Oregon - 0.3%
Gilliam County Solid Waste Management Disposal Variable Revenue Bonds, Series A (AMT),
2.50%, 5/1/17	5,000	5,135
Port of Portland International Airport Revenue Refunding Bonds, Series B (AMT),
5.00%, 7/1/15	1,550	1,550
Portland G.O. Limited TRB, Milwaukie,
4.00%, 9/1/15	1,350	1,359
Portland Public Safety Projects & Emerging G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/15/16	1,750	1,829

		9,873

Pennsylvania - 3.5%
Chester County IDA Student Housing Revenue Refunding BANS, University Student Housing Project,
0.65%, 2/1/17	6,700	6,672

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 72.5% continued
Pennsylvania - 3.5% continued
North Penn Water Authority Variable Revenue Refunding Bonds,
0.54%, 11/1/19	$1,000	$979
0.63%, 11/1/19	4,080	4,008
Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series A, UPMC,
4.00%, 2/1/17	1,430	1,505
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds, Series A, Waste Management Project,
1.50%, 5/1/18	2,000	1,996
Pennsylvania State Economic Development Financing Authority Unemployment Compensation Revenue Bonds, Series A,
5.00%, 7/1/15	4,000	4,001
Pennsylvania State G.O. Unlimited Bonds, First Series,
5.00%, 3/15/17	27,200	29,069
Pennsylvania State G.O. Unlimited Bonds, Second Series,
5.00%, 10/15/16	4,000	4,224
Pennsylvania State HFA SFM Revenue Bonds, Series 114A (AMT),
1.55%, 10/1/16	1,910	1,923
Pennsylvania State Higher Educational Facilities Authority Revenue Refunding Bonds, University of Pennsylvania Health System,
5.00%, 8/15/17	3,500	3,806
Pennsylvania State Third G.O. Unlimited Refunding Bonds (NATL-RE Insured),
5.38%, 7/1/16	10,000	10,484
Pennsylvania State Turnpike Commission Variable Revenue Refunding Bonds, Series A-2,
0.75%, 12/1/19	2,500	2,492
Pennsylvania State Turnpike Commission Variable Revenue Refunding Bonds, Series B-1,
0.35%, 12/1/16	13,000	13,003
0.65%, 12/1/18	12,000	11,953
Philadelphia G.O. Unlimited Bonds, Series A,
5.00%, 7/15/15	2,070	2,074
5.00%, 7/15/16	1,000	1,047
Philadelphia Water & Wastewater Revenue Refunding Bonds, Series A,
5.00%, 6/15/16	1,500	1,567
University Area Joint Authority Variable Revenue Refunding Bonds,
0.45%, 11/1/17	5,400	5,389

		106,192

South Carolina - 0.5%
Horry County School District G.O. Unlimited Refunding Bonds, Series B (SCSDE Insured),
5.00%, 3/1/18	3,560	3,942
Lexington County School District #1 G.O. Unlimited Refunding Bonds, Series A (SCSDE Insured),
5.00%, 2/1/17	2,840	3,035
Richland County School District No. 2 G.O. Unlimited Refunding Bonds, Series C (SCSDE Insured),
5.00%, 2/1/17	8,000	8,556

		15,533

Tennessee - 0.3%
Knox County G.O. Unlimited Refunding Bonds,
5.00%, 4/1/17	3,000	3,230
Memphis Electric System Subordinated Revenue Refunding Bonds,
5.00%, 12/1/16	4,325	4,599
Rutherford County Health and Educational Facilities Housing Board Revenue Bonds, Collateral Imperial Gardens Project,
0.95%, 7/1/17	2,000	2,000

		9,829

Texas - 9.5%
Beckville Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
3.00%, 2/15/17	980	1,016
Carrollton G.O. Limited Refunding & Improvement Bonds,
4.00%, 8/15/17	1,000	1,068
City of Corpus Christi Utility System Variable Revenue Bonds, Series B, Junior Lien,
2.00%, 7/15/17	15,000	15,203
Dallas County G.O. Limited Tax Notes,
3.00%, 2/15/16	4,000	4,064
Dallas G.O. Limited Refunding Bonds,
5.00%, 2/15/17	8,000	8,569

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 72.5% continued
Texas - 9.5% continued
Dallas Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
4.00%, 8/15/16	$3,000	$3,123
DeSoto Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
3.00%, 8/15/16	1,035	1,065
Grand Parkway Transportation Corp. System Toll Revenue BANS, Series A,
3.00%, 12/15/16	24,725	25,514
Houston G.O. Limited Refunding Bonds, Series A,
5.00%, 3/1/17	15,700	16,836
Houston Higher Education Finance Corp. Variable Revenue Refunding Bonds, Series B, Rice University, Prerefunded,
0.58%, 5/16/16	38,500	38,584
Houston Independent School District House G.O. Limited Tax, Series B (PSF-Gtd.),
1.70%, 6/1/18	5,000	5,007
Houston Independent School District Variable G.O. Limited Tax Refunding Bonds (PSF-Gtd.),
1.70%, 6/1/18	12,000	12,014
Houston Independent Schoolhouse District G.O. Limited Tax Bonds, Series B (PSF-Gtd.),
0.95%, 6/1/17	5,900	5,892
Houston Utility System Combined Revenue Refunding Bonds, Series D, First Lien,
5.00%, 11/15/16	1,500	1,593
Katy ISD Variable G.O. Unlimited Refunding Bonds, Series C (PSF-Gtd.),
0.67%, 8/15/19	7,000	6,991
Lubbock Waterworks G.O. Limited Bonds, Certificates of Obligation,
5.00%, 2/15/17	1,000	1,070
Mcallen G.O. Limited Refunding Bonds,
4.00%, 2/15/17	1,360	1,433
North Texas Tollway Authority Variable Revenue Refunding Bonds, Series A, First Tier,
0.85%, 1/1/19	7,000	6,948
Nuveen AMT-Free Municipal Quality Income Fund Tax-Exempt Preferreds, Important Shares Institutional Municipal Fund,
0.95%, 11/1/18(1) (2)	18,000	18,004
San Antonio General Improvement G.O. Limited Refunding Bonds,
5.00%, 2/1/16	2,600	2,673
San Antonio Water System Variable Revenue Refunding Bonds, Junior Lien,
0.73%, 11/1/16	7,600	7,613
San Antonio Water System Variable Revenue Refunding Bonds, Series B, Junior Lien,
0.45%, 11/1/17	21,500	21,430
Texas State PFA G.O. Unlimited Refunding Bonds, Series A,
3.00%, 10/1/16	14,000	14,456
Texas State PFA Revenue Refunding Bonds, Series A, Assessment Unemployment Compensation,
5.00%, 1/1/17	8,085	8,621
Texas State Transportation Commission Highway Fund Floating Revenue Bonds, Series B, First Tier,
0.40%, 4/1/17	43,000	42,901
University of Texas Financing System Revenue Bonds, Series B, Prerefunded,
5.00%, 8/15/16	9,130	9,599
University of Texas System Board of Regents Permanent University Fund Revenue Refunding Bonds, Series A,
2.00%, 7/1/16	10,000	10,164

		291,451

Utah - 0.1%
Intermountain Power Agency Power Supply Revenue Refunding Bonds, Subseries A,
3.00%, 7/1/15	4,000	4,000

Vermont - 0.1%
Vermont State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/15/16	3,170	3,335

Virginia - 0.6%
Louisa Industrial Development Authority PCR Refunding Bonds, Series C, Virginia Electric & Power Co.,
0.70%, 12/1/16	4,350	4,344
Norfolk Capital Improvement G.O. Unlimited Bonds, Series C,
5.00%, 4/1/16	1,405	1,455

FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 72.5% continued
Virginia - 0.6% continued
Virginia State College Building Authority Educational Facilities Revenue Bonds, Series 2, Public Higher Educational Financing Authority (State Intercept Program),
5.00%, 9/1/15	$3,105	$3,131
Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, Series A, 21st Century College (State Intercept Program),
5.00%, 2/1/17	4,725	5,052
Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, Series B, Public Higher Educational Financing Program (State Intercept Program),
5.00%, 9/1/15	1,000	1,008
Virginia State Public School Authority Special Obligation Prince William Revenue Bonds (State Aid Withholding),
5.00%, 7/15/15	3,285	3,292

		18,282

Washington - 1.3%
Central Puget Sound Regional Transportation Authority Revenue Refunding Bonds, Series P-1,
5.00%, 2/1/17	1,500	1,605
Grant County Public Utility District No. 2 Variable Revenue Bonds, Series K,
0.37%, 12/1/17	10,000	9,946
Tacoma Electric System Revenue Refunding Bonds, Series A,
5.00%, 1/1/16	1,750	1,792
Washington State G.O. Unlimited Bonds, Series E,
5.00%, 2/1/16	5,000	5,140
Washington State G.O. Unlimited Refunding Bonds, Series R-2013A,
5.00%, 7/1/16	5,000	5,236
Washington State Local Agency Personal Property COPS, Series A,
5.00%, 7/1/16	3,765	3,941
Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E,
5.00%, 2/1/17	4,500	4,813
Washington State Motor Vehicle Fuel Tax G.O. Unlimited Bonds, Series B (AGM Insured), Prerefunded,
5.00%, 7/1/15	5,010	5,011
Washington State Motor Vehicle Fuel Tax G.O. Unlimited Refunding Bonds,
5.00%, 7/1/15	2,500	2,500

		39,984

West Virginia - 0.0%
West Virginia State Housing Finance Development Fund Revenue Bonds, Series A (AMT),
0.65%, 11/1/16	1,290	1,289

Wisconsin - 0.3%
Milwaukee County G.O. Unlimited Bonds, Series A,
2.00%, 12/1/16	2,620	2,675
Wisconsin State Health & Educational Facilities Authority Variable Revenue Bonds, Series B-1, Aurora Health Care Services,
1.25%, 8/15/17	5,200	5,208

		7,883

Wyoming - 0.0%
Wyoming State Community Development Authority Housing Revenue Bonds, Series 1 (AMT),
4.40%, 12/1/15	405	406

Total Municipal Bonds (Cost $2,224,509)		2,221,528

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1 .0%
Northern Institutional Funds - Tax-Exempt Portfolio, 0.01%(4)	29,982,169	$29,982

Total Investment Companies (Cost $29,982)		29,982

NORTHERN FUNDS QUARTERLY REPORT    15    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 2.3%
DeKalb County Housing Authority VRDB, Oak Forest Apartments Project,
0.50%, 11/1/15	$6,240	$6,240
Floyd County Development Authority VRDB, Power Company Plant Hammond,
0.85%, 11/19/15	8,500	8,511
Houston Independent School District Variable G.O. Limited Tax VRDB (PSF-Gtd.),
0.88%, 6/1/16	16,100	16,134
Indiana State Health Facility Financing Authority VRDB, Ascension Health Sub Credit, Unrefunded Balance,
0.32%, 12/1/15	7,220	7,219
Massachusetts Health & Educational Facilities Authority VRDB, Series A, University of Massachusetts,
0.70%, 4/1/16	7,500	7,512
Massachusetts State Development Finance Agency Revenue Bonds VRDB, Series P, TUFTS University,
3.00%, 2/16/16	5,240	5,324
Navajo County Pollution Control Corp. Refunding VRDB, Series A, Arizona Public Service Co. Cholla,
0.45%, 11/17/15	2,000	1,999
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal VRDB, Waste Management Project,
1.75%, 12/1/15	3,250	3,261
San Antonio Electric & Gas System Variable Refunding VRDB, Series B, Junior Lien,
2.00%, 12/1/15	1,950	1,963
University of Delaware VRDB, Series C,
0.70%, 5/1/16	2,000	1,999
Washington County Wastewater Solid Waste Disposal Facilities Variable Refunding VRDB (AMT), Cargill, Inc. Projects,
1.38%, 9/1/15	10,950	10,964

Total Short-Term Investments (Cost $71,047)		71,126

Total Investments - 99.7% (Cost $3,056,063)		3,054,133

Other Assets less Liabilities - 0.3%		7,976

NET ASSETS - 100.0%		$3,062,109

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At June 30, 2015, the value of these restricted illiquid securities amounted to approximately $114,127,000 or 3.7% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
BB&T Municipal Trust Certificates Revenue Bonds, Class C,
0.75%, 11/15/17	11/19/14	$20,000

BB&T Municipal Trust Variable Revenue Bonds, Series C (Rabobank Nederland LOC),
0.55%, 12/1/15	12/19/12	2,305

Hyundai Capital America,
1.45%, 2/6/17	2/3/14	2,998

Hyundai Capital Services, Inc.,
1.09%, 3/18/17	3/11/14	4,000

Macquarie Bank Ltd.,
1.65%, 3/24/17	3/18/14	5,000

Nuveen AMT-Free Municipal Income Fund Tax-Exempt Preferreds, Important Shares Institutional Municipal Fund,
0.67%, 10/1/17	3/27/14	15,000

Nuveen AMT-Free Municipal Income Fund Tax-Exempt Preferreds, Important Shares Institutional Municipal Fund,
0.52%, 7/1/18	12/17/14	7,000

Nuveen AMT-Free Municipal Quality Income Fund Tax-Exempt Preferreds, Important Shares Institutional Municipal Fund,
0.95%, 11/1/18	4/7/15	18,000

Nuveen Dividend Advantage Municipal Fund 3 Tax-Exempt Preferreds (AMT), Important Institutional Municipal Fund,
0.80%, 10/1/17	3/27/14	25,000

Sinopec Group Overseas Development 2014 Ltd.,
1.19%, 4/10/19	4/2/14	10,000

WEA Finance LLC/Westfield UK & Europe Finance PLC,
1.75%, 9/15/17	9/10/14	4999

(3)	When-Issued Security. Coupon rate was not in effect at June 30, 2015.

FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the puttable date for floating and variable rate securities.

At June 30, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	18.3%
AA	39.3
A	31.4
BBB	8.5
BB	0.3
Not Rated	1.2
Cash Equivalents	1.0

Total	100.0%

*	Credit quality ratings are based on the available Moody’s, Standard & Poor’s, and/or Fitch ratings. When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds(1)	$—	$385,444	$—	$385,444
Foreign Issuer Bonds(1)	—	346,053	—	346,053
Municipal Bonds(1)	—	2,221,528	—	2,221,528
Investment Companies	29,982	—	—	29,982
Short-Term Investments	—	71,126	—	71,126

Total Investments	$29,982	$3,024,151	$—	$3,054,133

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At June 30, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$3,056,063

Gross tax appreciation of investments	$3,850
Gross tax depreciation of investments	(5,780)

Net tax depreciation of investments	$(1,930)

Transactions in affiliated investments for the three months ended June 30, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Tax-Exempt Portfolio	$44,815	$386,967	$401,800	$1	$29,982

NORTHERN FUNDS QUARTERLY REPORT    17    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued	JUNE 30, 2015 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

G.O. - General Obligation

GANS - Government Anticipation Notes

Gtd. - Guaranteed

NATL - National Public Finance Guarantee Corporation

NATL-RE - NATL Reinsurance

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SCSDE - South Carolina State Department of Education

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

FIXED INCOME FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND	JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 9.1%
Auto Floor Plan - 0.9%
Ford Credit Floorplan Master Owner Trust, Series 2013-5, Class A2,
0.66%, 9/15/18	$3,000	$3,005
Ford Credit Floorplan Master Owner Trust, Series 2014-1, Class A1,
1.20%, 2/15/19	2,000	2,000
GE Dealer Floorplan Master Note Trust, Series 2012-4, Class A,
0.63%, 10/20/17	2,000	2,000
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A,
0.59%, 4/20/18	4,500	4,497
GE Dealer Floorplan Master Note Trust, Series 2014-1, Class A,
0.57%, 7/20/19	5,000	4,973

		16,475

Automobile - 3.2%
Ally Auto Receivables Trust, Series 2014-SN1, Class A2A,
0.52%, 10/20/16	937	937
Ally Auto Receivables Trust, Series 2015-SN1, Class A2A,
0.93%, 6/20/17	3,500	3,500
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A2B,
0.50%, 4/9/18	2,813	2,813
Americredit Automobile Receivables Trust, Series 2014-4, Class A2A,
0.72%, 4/9/18	2,898	2,893
AmeriCredit Automobile Receivables, Series 2015-1, Class A2A,
0.77%, 4/9/18	4,000	3,998
ARI Fleet Lease Trust, Series 2013-A, Class A2,
0.70%, 12/15/15(1)	280	280
ARI Fleet Lease Trust, Series 2014-A, Class A2,
0.81%, 11/15/22(1) (2)	3,702	3,701
ARI Fleet Lease Trust, Series 2015-A, Class A2,
1.11%, 11/15/18(1) (2)	2,000	2,001
CarMax Auto Owner Trust, Series 2014-3, Class A2,
0.55%, 8/15/17	3,469	3,467
CarMax Auto Owner Trust, Series 2015-1, Class A2,
0.88%, 3/15/18	3,000	3,003
CarMax Auto Owner Trust, Series 2015-2, Class A2A,
0.82%, 6/15/18	1,000	1,001
Enterprise Fleet Financing LLC, Series 2013-1, Class A2,
0.68%, 9/20/18(1)	757	757
Enterprise Fleet Financing LLC, Series 2013-2, Class A2,
1.06%, 3/20/19(1)	1,499	1,501
Enterprise Fleet Financing LLC, Series 2015-1, Class A2,
1.30%, 9/20/20(1) (2)	2,500	2,503
GM Financial Automobile Leasing Trust, Series 2015-1, Class A2,
1.10%, 12/20/17	4,500	4,506
GM Financial Automobile Leasing Trust, Series 2015-2, Class A2B,
0.61%, 4/20/18	5,000	5,000
Hyundai Auto Lease Securitization Trust, Series 2014-B, Class A2,
0.61%, 2/15/17(1) (2)	1,476	1,475
Hyundai Auto Lease Securitization Trust, Series 2015-B, Class A2B,
0.50%, 12/15/17	2,000	2,000
Mercedes Benz Auto Lease Trust, Series 2013-B, Class A3,
0.62%, 7/15/16	1,595	1,595
Mercedes Benz Auto Lease Trust, Series 2015-A, Class A2A,
0.78%, 2/15/17	5,000	5,003
Santander Drive Auto Receivables Trust, Series 2014-3, Class A2A,
0.54%, 8/15/17	734	734
Santander Drive Auto Receivables Trust, Series 2015-2, Class A2A,
0.88%, 9/17/18	4,500	4,498
Volkswagen Auto Lease Trust, Series 2015-A, Class A2A,
0.87%, 6/20/17	1,500	1,500

		58,666

Credit Card - 4.2%
American Express Credit Account Master Trust, Series 2012-5, Class A,
0.59%, 5/15/18	4,400	4,401
Capital One Multi-Asset Execution Trust, Series 2013-A3, Class A3,
0.96%, 9/16/19	3,500	3,499

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 9.1% continued
Credit Card - 4.2% continued
Capital One Multi-Asset Execution Trust, Series 2014-A5, Class A5,
1.48%, 7/15/20	$5,500	$5,528
Chase Issuance Trust, Series 2012-A8, Class A8,
0.54%, 10/16/17	5,000	5,001
Chase Issuance Trust, Series 2013-A8, Class A8,
1.01%, 10/15/18	2,000	2,002
Chase Issuance Trust, Series 2014-A1, Class A1,
1.15%, 1/15/19	2,000	2,004
Citibank Credit Card Issuance Trust, Series 2013-A3, Class A3,
1.11%, 7/23/18	5,000	5,015
Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6,
1.32%, 9/7/18	10,000	10,050
Citibank Credit Card Issuance Trust, Series 2014-A2, Class A2,
1.02%, 2/22/19	5,000	4,998
Citibank Credit Card Issuance Trust, Series 2014-A4, Class A4,
1.23%, 4/24/19	5,000	5,018
Discover Card Execution Note Trust, Series 2014-A1, Class A1,
0.62%, 7/15/21	5,000	5,012
Discover Card Execution Note Trust, Series 2014-A3, Class A3,
1.22%, 10/15/19	3,000	3,005
First National Master Note Trust, Series 2013-2, Class A,
0.72%, 10/15/19	2,500	2,504
Golden Credit Card Trust, Series 2012-5A, Class A,
0.79%, 9/15/17(1)	3,000	3,001
Golden Credit Card Trust, Series 2014-2A, Class A,
0.64%, 3/15/21(1) (2)	4,000	3,989
Master Credit Card Trust II, Series 2013-3A, Class A,
0.62%, 1/22/18(1)	3,000	3,002
Penarth Master Issuer PLC, Series 2015-1A, Class A1,
0.59%, 3/18/19(1) (2)	5,000	4,994
Synchrony Credit Card Master Note Trust, Series 2015-2, Class A,
1.60%, 4/15/21	2,000	1,999
World Financial Network Credit Card Master Trust, Series 2013-B, Class A,
0.91%, 3/16/20	1,000	1,000
World Financial Network Credit Card Master Trust, Series 2015-A, Class A,
0.67%, 2/15/22	2,500	2,499

		78,521

Other - 0.8%
CNH Equipment Trust, Series 2015-A, Class A2,
0.84%, 6/15/18	2,000	1,998
Dell Equipment Finance Trust, Series 2015-1, Class A2,
1.01%, 7/24/17(1) (2)	3,000	3,002
GE Equipment Midticket LLC, Series 2012-1, Class A3,
0.60%, 5/23/16	23	23
GE Equipment Small Ticket LLC, Series 2014-1A, Class A2,
0.59%, 8/24/16	2,437	2,437
Kubota Credit Owner Trust, Series 2015-1A, Class A2,
0.94%, 12/15/17(1) (2)	2,300	2,302
MMAF Equipment Finance LLC, Series 2015-AA, Class A2,
0.96%, 9/18/17(1) (2)	1,100	1,101
Volvo Financial Equipment LLC, Series 2014-1A, Class A2,
0.54%, 11/15/16(1) (2)	727	727
Volvo Financial Equipment LLC, Series 2015-1A, Class A2,
0.95%, 11/15/17(1) (2)	3,500	3,503

		15,093

Total Asset-Backed Securities (Cost $168,641)		168,755

CORPORATE BONDS - 44.9%
Automobiles Manufacturing - 4.3%
American Honda Finance Corp.,
1.13%, 10/7/16	6,000	6,017
Daimler Finance North America LLC,
1.30%, 7/31/15(1) (2)	3,465	3,467
1.25%, 1/11/16(1)	1,250	1,254
0.70%, 3/2/18(1) (2)	3,600	3,594
1.65%, 3/2/18(1)	6,000	5,974
1.14%, 8/1/18(1)	5,000	5,042

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 44.9% continued
Automobiles Manufacturing - 4.3% continued
Ford Motor Credit Co. LLC,
1.68%, 9/8/17	$2,000	$1,994
1.12%, 3/12/19	15,000	14,885
Harley-Davidson Financial Services, Inc.,
1.15%, 9/15/15(1)	3,000	3,001
Hyundai Capital America,
1.63%, 10/2/15(1)	2,000	2,003
1.88%, 8/9/16(1)	5,000	5,030
Nissan Motor Acceptance Corp.,
1.00%, 3/15/16(1)	1,000	1,002
0.83%, 3/3/17(1) (2)	10,000	10,036
Toyota Motor Credit Corp.,
0.80%, 5/17/16	6,250	6,254
1.25%, 10/5/17	1,000	1,003
0.66%, 3/12/20	3,000	3,001
Volkswagen Group of America Finance LLC,
0.65%, 5/23/17(1) (2)	4,000	4,000
0.75%, 5/22/18(1) (2)	1,000	1,000

		78,557

Banks - 3.0%
Bank of America N.A.,
1.13%, 11/14/16	4,700	4,701
1.25%, 2/14/17	3,000	2,999
1.65%, 3/26/18	5,000	4,993
BB&T Corp.,
1.15%, 6/15/18	2,000	2,013
Capital One N.A.,
1.50%, 9/5/17	4,100	4,083
1.65%, 2/5/18	3,000	2,977
HSBC USA, Inc.,
1.16%, 9/24/18	3,000	3,012
0.89%, 11/13/19	10,000	9,961
PNC Bank N.A.,
1.30%, 10/3/16	3,600	3,615
1.50%, 2/23/18	3,750	3,738
US Bancorp,
3.44%, 2/1/16	7,100	7,194
US Bank N.A.,
1.38%, 9/11/17	6,000	6,015

		55,301

Biotechnology - 0.4%
Amgen, Inc.,
2.13%, 5/15/17	3,000	3,047
1.25%, 5/22/17	2,384	2,382
0.88%, 5/22/19	1,965	1,967

		7,396

Cable & Satellite - 0.9%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
3.13%, 2/15/16	5,000	5,059
3.50%, 3/1/16	7,000	7,109
2.40%, 3/15/17	4,000	4,053

		16,221

Chemicals - 0.3%
Monsanto Co.,
1.15%, 6/30/17	5,000	4,970

Commercial Finance - 1.2%
GATX Corp.,
1.25%, 3/4/17	6,000	5,982
General Electric Capital Corp.,
0.99%, 4/2/18	3,991	4,040
0.79%, 1/14/19	3,100	3,101
0.89%, 1/9/20	10,000	10,058

		23,181

Communications Equipment - 2.6%
Apple, Inc.,
1.05%, 5/5/17	16,000	16,048
Cisco Systems, Inc.,
1.10%, 3/3/17	16,400	16,458
0.78%, 3/1/19	15,000	15,059

		47,565

Consumer Finance - 0.8%
American Express Credit Corp.,
1.01%, 5/26/20	7,500	7,503
Capital One Bank USA N.A.,
1.30%, 6/5/17	3,500	3,478
Synchrony Financial,
1.88%, 8/15/17	3,500	3,499

		14,480

Diversified Banks - 2.8%
Bank of America Corp.,
1.25%, 1/11/16	3,000	3,007
1.35%, 3/22/18	6,000	6,054
1.32%, 1/15/19	3,000	3,027
1.15%, 4/1/19	5,000	5,009

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 44.9% continued
Diversified Banks - 2.8% continued
Citigroup, Inc.,
1.07%, 4/1/16	$5,000	$5,010
1.05%, 4/8/19	5,000	4,989
JPMorgan Chase & Co.,
0.90%, 2/26/16	4,250	4,256
1.13%, 2/26/16	3,000	3,009
0.79%, 2/15/17	2,000	2,003
0.79%, 3/1/18	4,200	4,187
0.91%, 1/28/19	4,000	3,993
1.23%, 1/23/20	7,000	7,064

		51,608

Electrical Equipment Manufacturing - 0.3%
Amphenol Corp.,
1.55%, 9/15/17	5,000	5,005

Entertainment Content - 0.3%
Walt Disney (The) Co.,
1.13%, 2/15/17	1,017	1,022
1.10%, 12/1/17	5,189	5,186

		6,208

Exploration & Production - 0.1%
Marathon Oil Corp.,
0.90%, 11/1/15	1,500	1,500

Financial Services - 1.9%
Bank of New York Mellon (The) Corp.,
0.77%, 9/11/19	3,000	2,997
Charles Schwab (The) Corp.,
0.85%, 12/4/15	4,000	4,006
Goldman Sachs Group (The), Inc.,
1.37%, 11/15/18	7,000	7,062
Morgan Stanley,
1.53%, 2/25/16	5,000	5,027
1.02%, 1/5/18	5,000	5,005
1.56%, 4/25/18	1,000	1,014
1.13%, 1/24/19	4,000	3,999
1.02%, 7/23/19	5,000	4,966
MUFG Americas Holdings Corp.,
1.63%, 2/9/18	2,000	1,992

		36,068

Food & Beverage - 2.9%
Anheuser-Busch InBev Finance, Inc.,
0.68%, 2/1/19	18,665	18,429
Anheuser-Busch InBev Worldwide, Inc.,
1.38%, 7/15/17	6,093	6,121
ConAgra Foods, Inc.,
1.30%, 1/25/16	2,000	2,000
General Mills, Inc.,
0.58%, 1/29/16	1,000	1,000
PepsiCo, Inc.,
0.95%, 2/22/17	2,000	2,000
SABMiller Holdings, Inc.,
2.45%, 1/15/17(1) (2)	8,100	8,227
0.97%, 8/1/18(1) (2)	8,625	8,648
Wm Wrigley Jr. Co.,
1.40%, 10/21/16(1) (2)	7,000	7,018

		53,443

Health Care Facilities & Services - 0.7%
Express Scripts Holding Co.,
1.25%, 6/2/17	5,250	5,225
McKesson Corp.,
0.95%, 12/4/15	7,600	7,611

		12,836

Home Improvement - 0.0%
Whirlpool Corp.,
1.35%, 3/1/17	1,000	1,003

Integrated Oils - 0.9%
Chevron Corp.,
0.89%, 6/24/16	1,000	1,003
1.37%, 3/2/18	3,000	2,999
0.68%, 11/15/19	8,500	8,554
Exxon Mobil Corp.,
0.92%, 3/15/17	4,750	4,752

		17,308

Machinery Manufacturing - 1.0%
Caterpillar Financial Services Corp.,
1.00%, 3/3/17	2,365	2,370
1.25%, 8/18/17	4,300	4,307
1.70%, 6/16/18	4,600	4,611
Eaton Corp.,
0.95%, 11/2/15	4,000	4,003
Illinois Tool Works, Inc.,
0.90%, 2/25/17	2,000	2,001

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 44.9% continued
Machinery Manufacturing - 1.0% continued
John Deere Capital Corp.,
1.35%, 1/16/18	$1,500	$1,505

		18,797

Managed Care - 0.1%
Anthem, Inc.,
1.25%, 9/10/15	2,000	2,001

Mass Merchants - 0.8%
Costco Wholesale Corp.,
1.13%, 12/15/17	12,015	11,996
Wal-Mart Stores, Inc.,
1.13%, 4/11/18	3,250	3,238

		15,234

Medical Equipment & Devices Manufacturing - 2.1%
Baxter International, Inc.,
0.95%, 6/1/16	5,000	4,991
Becton Dickinson and Co.,
1.80%, 12/15/17	3,000	3,000
Medtronic, Inc.,
1.50%, 3/15/18(1) (2)	1,835	1,831
Stryker Corp.,
2.00%, 9/30/16	9,895	10,002
Thermo Fisher Scientific, Inc.,
3.20%, 3/1/16	4,725	4,798
1.30%, 2/1/17	7,500	7,487
Zimmer Biomet Holdings, Inc.,
1.45%, 4/1/17	6,250	6,252

		38,361

Metals & Mining - 0.8%
Freeport-McMoRan, Inc.,
2.30%, 11/14/17	6,000	5,982
Glencore Funding LLC,
1.70%, 5/27/16(1)	6,000	6,007
2.13%, 4/16/18(1) (2)	3,000	2,977

		14,966

Oil & Gas Services & Equipment - 1.4%
Cameron International Corp.,
1.15%, 12/15/16	3,000	2,983
1.40%, 6/15/17	3,300	3,278
Halliburton Co.,
1.00%, 8/1/16	20,250	20,240

		26,501

Pharmaceuticals - 2.8%
AbbVie, Inc.,
1.20%, 11/6/15	8,690	8,698
1.80%, 5/14/18	4,000	3,988
Eli Lilly & Co.,
1.25%, 3/1/18	3,705	3,695
Johnson & Johnson,
0.70%, 11/28/16	1,500	1,503
Merck & Co., Inc.,
0.64%, 5/18/18	16,282	16,337
Mylan, Inc.,
1.80%, 6/24/16	3,000	3,002
1.35%, 11/29/16	3,000	2,991
Pfizer, Inc.,
1.10%, 5/15/17	5,000	5,015
Zoetis, Inc.,
1.15%, 2/1/16	6,000	6,001

		51,230

Pipeline - 0.3%
Enterprise Products Operating LLC,
1.25%, 8/13/15	3,000	3,001
1.65%, 5/7/18	3,000	2,997

		5,998

Property & Casualty Insurance - 0.8%
Berkshire Hathaway Finance Corp.,
0.95%, 8/15/16	11,100	11,123
1.60%, 5/15/17	1,005	1,016
Berkshire Hathaway, Inc.,
2.20%, 8/15/16	2,500	2,541

		14,680

Publishing & Broadcasting - 0.2%
NBCUniversal Enterprise, Inc.,
0.96%, 4/15/18(1) (2)	3,000	3,014

Real Estate - 2.3%
ARC Properties Operating Partnership L.P.,
2.00%, 2/6/17	5,000	4,850
ERP Operating L.P.,
5.38%, 8/1/16	5,000	5,227
Kimco Realty Corp.,
5.70%, 5/1/17	11,000	11,817
Simon Property Group L.P.,
2.80%, 1/30/17	6,737	6,896
Ventas Realty L.P.,
1.55%, 9/26/16	2,000	2,007

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 44.9% continued
Real Estate - 2.3% continued
1.25%, 4/17/17	$4,000	$3,990
Ventas Realty L.P./Ventas Capital Corp.,
3.13%, 11/30/15	3,000	3,024
WEA Finance LLC/Westfield UK & Europe Finance PLC,
1.75%, 9/15/17(1) (2)	5,000	5,014

		42,825

Restaurants - 0.1%
Starbucks Corp.,
0.88%, 12/5/16	2,000	2,002

Retail - Consumer Discretionary - 1.8%
Amazon.com, Inc.,
1.20%, 11/29/17	3,975	3,957
AutoZone, Inc.,
1.30%, 1/13/17	5,050	5,059
eBay, Inc.,
0.70%, 7/15/15	4,250	4,250
Home Depot (The), Inc.,
5.40%, 3/1/16	4,000	4,126
Lowe’s Cos., Inc.,
1.63%, 4/15/17	2,500	2,527
0.70%, 9/10/19	12,850	12,859

		32,778

Semiconductors - 0.4%
Intel Corp.,
1.35%, 12/15/17	6,880	6,878
KLA-Tencor Corp.,
2.38%, 11/1/17	1,000	1,007

		7,885

Software & Services - 0.9%
Oracle Corp.,
1.20%, 10/15/17	8,330	8,330
0.86%, 1/15/19	7,990	8,032

		16,362

Supermarkets & Pharmacies - 0.9%
CVS Health Corp.,
1.20%, 12/5/16	6,000	6,008
Kroger (The) Co.,
1.20%, 10/17/16	2,000	2,004
Walgreens Boots Alliance, Inc.,
0.73%, 5/18/16	8,000	7,999

		16,011

Tobacco - 0.4%
Reynolds American, Inc.,
1.05%, 10/30/15	6,900	6,876

Transportation & Logistics - 1.1%
PACCAR Financial Corp.,
0.47%, 6/6/17	3,500	3,502
1.10%, 6/6/17	3,000	3,003
1.40%, 11/17/17	3,000	3,008
1.45%, 3/9/18	1,000	999
1.40%, 5/18/18	3,900	3,894
0.88%, 12/6/18	5,500	5,522

		19,928

Utilities - 1.8%
Dominion Resources, Inc.,
1.25%, 3/15/17	5,000	4,989
Duke Energy Indiana, Inc.,
0.63%, 7/11/16	2,000	2,001
Exelon Corp.,
1.55%, 6/9/17	4,000	4,006
Georgia Power Co.,
0.63%, 11/15/15	1,900	1,900
Southern (The) Co.,
1.30%, 8/15/17	9,500	9,485
WEC Energy Group, Inc.,
1.65%, 6/15/18	2,500	2,502
Xcel Energy, Inc.,
0.75%, 5/9/16	5,000	4,985
1.20%, 6/1/17	3,000	3,001

		32,869

Wireless Telecommunications Services - 1.5%
AT&T, Inc.,
0.80%, 12/1/15	5,000	5,000
0.66%, 2/12/16	5,700	5,692
Verizon Communications, Inc.,
0.70%, 11/2/15	1,000	998
1.82%, 9/15/16	2,000	2,025
2.50%, 9/15/16	825	838
2.04%, 9/14/18	12,698	13,137

		27,690

Total Corporate Bonds (Cost $828,896)		828,658

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 29.3%
Automobiles Manufacturing - 0.8%
Hyundai Capital Services, Inc.,
1.09%, 3/18/17(1) (2)	$3,000	$3,008
Volkswagen International Finance N.V.,
1.13%, 11/18/16(1) (2)	11,600	11,616

		14,624

Banks - 10.9%
Abbey National Treasury Services PLC,
1.38%, 3/13/17	5,000	5,010
ABN AMRO Bank N.V.,
1.38%, 1/22/16(1)	4,500	4,513
1.08%, 10/28/16(1) (2)	5,000	5,022
Australia & New Zealand Banking Group Ltd.,
1.25%, 1/10/17	11,500	11,531
1.50%, 1/16/18	4,000	3,997
0.83%, 5/15/18	3,500	3,506
Bank of Tokyo-Mitsubishi UFJ (The) Ltd.,
0.89%, 9/9/16(1)	5,000	5,010
1.20%, 3/10/17(1) (2)	4,000	3,989
Banque Federative du Credit Mutuel S.A.,
1.13%, 10/28/16(1) (2)	5,000	5,025
1.13%, 1/20/17(1) (2)	2,500	2,516
Barclays Bank PLC,
0.86%, 2/17/17	2,200	2,192
BNZ International Funding Ltd.,
1.90%, 2/26/18(1) (2)	3,500	3,516
BPCE S.A.,
1.53%, 4/25/16	9,000	9,067
1.63%, 2/10/17	1,700	1,714
0.89%, 6/23/17	5,000	4,999
Canadian Imperial Bank of Commerce,
1.35%, 7/18/16	3,000	3,017
Commonwealth Bank of Australia,
1.13%, 3/13/17	5,500	5,504
1.63%, 3/12/18	12,000	12,034
Deutsche Bank A.G.,
1.88%, 2/13/18	3,100	3,091
Hana Bank,
1.38%, 2/5/16(1) (2)	5,000	5,009
HSBC Bank PLC,
0.91%, 5/15/18(1)	3,000	3,013
ING Bank N.V.,
0.84%, 3/16/18(1) (2)	4,500	4,504
Lloyds Bank PLC,
0.81%, 3/16/18	7,300	7,298
Macquarie Bank Ltd.,
2.00%, 8/15/16(1)	7,500	7,575
1.65%, 3/24/17(1) (2)	5,000	5,017
0.91%, 10/27/17(1) (2)	5,500	5,510
Mizuho Bank Ltd.,
1.80%, 3/26/18(1)	3,000	3,001
National Australia Bank Ltd.,
1.30%, 7/25/16	4,000	4,026
1.25%, 3/17/17(1) (2)	5,000	5,013
1.30%, 6/30/17(1) (2)	10,000	10,005
Shinhan Bank,
0.93%, 4/8/17(1) (2)	3,000	2,997
Sumitomo Mitsui Banking Corp.,
0.90%, 1/18/16	5,000	5,004
0.60%, 7/11/17	2,600	2,591
Suncorp-Metway Ltd.,
1.70%, 3/28/17(1) (2)	5,000	5,038
UBS A.G.,
0.92%, 8/14/19	8,500	8,489
Westpac Banking Corp.,
1.05%, 11/25/16	4,000	4,014
1.20%, 5/19/17	8,000	8,017
1.55%, 5/25/18	5,000	4,987
1.02%, 7/30/18	5,000	5,018

		201,379

Diversified Banks - 3.2%
Bank of Montreal,
1.40%, 4/10/18	4,200	4,174
Bank of Nova Scotia (The),
1.38%, 7/15/16	3,500	3,522
1.30%, 7/21/17	6,000	6,001
BNP Paribas S.A.,
1.25%, 12/12/16	10,000	10,026
Credit Agricole S.A.,
1.44%, 4/15/16(1)	8,000	8,050
1.13%, 10/3/16(1)	2,000	2,010
1.08%, 4/15/19(1) (2)	10,000	10,071
1.25%, 6/10/20(1) (2)	4,000	3,995
Nordea Bank AB,
1.63%, 5/15/18(1) (2)	2,100	2,095

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 29.3% continued
Diversified Banks - 3.2% continued
Societe Generale S.A.,
1.36%, 10/1/18	$8,000	$8,123

		58,067

Electrical Equipment Manufacturing - 0.4%
Siemens Financieringsmaatschappij N.V.,
1.45%, 5/25/18(1) (2)	7,000	6,977

Exploration & Production - 2.5%
Canadian Natural Resources Ltd.,
0.66%, 3/30/16	12,000	11,978
CNOOC Finance 2013 Ltd.,
1.13%, 5/9/16	6,000	5,995
CNPC General Capital Ltd.,
1.45%, 4/16/16(1)	1,000	1,002
1.18%, 5/14/17(1) (2)	2,500	2,496
Petroleos Mexicanos,
2.30%, 7/18/18	5,000	5,097
Sinopec Group Overseas Development 2014 Ltd.,
1.19%, 4/10/19(1) (2)	20,000	19,963

		46,531

Financial Services - 0.3%
Hutchison Whampoa International 14 Ltd.,
1.63%, 10/31/17(1)	4,000	3,988
Sumitomo Mitsui Trust Bank Ltd.,
1.06%, 9/16/16(1) (2)	2,000	2,005

		5,993

Food & Beverage - 1.1%
Heineken N.V.,
0.80%, 10/1/15(1)	5,000	5,001
Suntory Holdings Ltd.,
1.65%, 9/29/17(1)	15,000	15,020

		20,021

Government Agencies - 0.3%
Japan Bank for International Cooperation,
2.25%, 7/13/16	3,000	3,051
Svensk Exportkredit AB,
0.63%, 5/31/16	1,500	1,502

		4,553

Government Development Banks - 1.4%
Export-Import Bank of Korea,
1.25%, 11/20/15	13,600	13,626
1.13%, 9/17/16	4,000	4,014
Korea Development Bank (The),
1.00%, 1/22/16	9,000	9,014

		26,654

Government Regional - 0.3%
Province of Ontario Canada,
1.00%, 7/22/16	5,000	5,023

Integrated Oils - 4.5%
BP Capital Markets PLC,
0.61%, 11/6/15	5,500	5,500
0.70%, 11/6/15	12,660	12,670
0.70%, 11/7/16	1,000	1,000
0.63%, 2/10/17	2,000	2,001
1.67%, 2/13/18	3,000	3,011
0.91%, 9/26/18	5,000	5,012
CNOOC Nexen Finance 2014 ULC,
1.63%, 4/30/17	1,000	1,001
Petrobras Global Finance B.V.,
1.90%, 5/20/16	10,000	9,852
3.25%, 3/17/17	5,000	4,931
Shell International Finance B.V.,
0.90%, 11/15/16	10,000	10,021
0.73%, 5/11/20	4,000	3,983
Sinopec Capital 2013 Ltd.,
1.25%, 4/24/16(1)	2,800	2,799
Statoil ASA,
0.56%, 5/15/18	6,000	5,990
0.74%, 11/8/18	6,000	5,992
Total Capital International S.A.,
1.00%, 8/12/16	3,000	3,005
1.00%, 1/10/17	1,200	1,203
1.50%, 2/17/17	1,165	1,174
0.85%, 8/10/18	3,969	3,984

		83,129

Machinery Manufacturing - 0.1%
Pentair Finance S.A.,
1.35%, 12/1/15	2,000	2,003

Metals & Mining - 0.3%
Anglo American Capital PLC,
1.23%, 4/15/16(1) (2)	3,000	2,993
Rio Tinto Finance USA PLC,
1.12%, 6/17/16	1,000	1,002

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 29.3% continued
Metals & Mining - 0.3% continued
2.00%, 3/22/17	$1,360	$1,376

		5,371

Pharmaceuticals - 1.4%
Actavis Funding SCS,
1.30%, 6/15/17	9,000	8,939
2.35%, 3/12/18	5,000	5,026
GlaxoSmithKline Capital PLC,
1.50%, 5/8/17	3,640	3,666
Sanofi,
2.63%, 3/29/16	4,877	4,954
1.25%, 4/10/18	3,277	3,265

		25,850

Pipeline - 0.2%
TransCanada PipeLines Ltd.,
0.75%, 1/15/16	1,600	1,599
1.88%, 1/12/18	2,000	2,013

		3,612

Power Generation - 0.3%
Electricite de France S.A.,
0.74%, 1/20/17(1) (2)	6,000	6,006

Software & Services - 0.2%
Tencent Holdings Ltd.,
2.00%, 5/2/17(1) (2)	3,000	3,009

Supranationals - 0.4%
Asian Development Bank,
0.75%, 1/11/17	4,700	4,710
Corp. Andina de Fomento,
1.50%, 8/8/17	3,000	3,016

		7,726

Transportation & Logistics - 0.3%
Korea Expressway Corp.,
1.63%, 4/28/17(1) (2)	5,000	4,998

Travel & Lodging - 0.1%
Carnival Corp.,
1.20%, 2/5/16	2,700	2,703

Wireless Telecommunications Services - 0.3%
KT Corp.,
1.75%, 4/22/17(1) (2)	3,000	2,998
Vodafone Group PLC,
0.66%, 2/19/16	3,400	3,398

		6,396

Total Foreign Issuer Bonds (Cost $539,836)		540,625

U.S. GOVERNMENT OBLIGATIONS - 8.3%
U.S. Treasury Notes - 8.3%
0.63%, 11/15/16	2,000	2,005
0.63%, 12/15/16	7,000	7,014
0.50%, 1/31/17	11,500	11,496
0.50%, 2/28/17	10,000	9,994
0.63%, 5/31/17	10,000	9,999
0.88%, 6/15/17	15,000	15,068
0.63%, 6/30/17	10,000	9,996
0.88%, 8/15/17	10,000	10,036
0.88%, 11/15/17	1,300	1,302
1.00%, 12/15/17	7,000	7,030
0.88%, 1/15/18	5,000	5,002
1.00%, 2/15/18	13,500	13,540
0.75%, 3/31/18	10,000	9,949
0.63%, 4/30/18	10,000	9,910
1.00%, 5/15/18	10,000	10,011
1.13%, 6/15/18	20,000	20,075

		152,427

Total U.S. Government Obligations (Cost $151,931)		152,427

MUNICIPAL BONDS - 1.5%
California - 0.1%
California State Earthquake Authority TRB,
1.19%, 7/1/16	2,000	1,996

Colorado - 0.2%
Colorado State Housing & Finance Authority SFM TRB, Series A, Class I,
0.50%, 5/1/16	3,395	3,396

Florida - 0.1%
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A,
1.30%, 7/1/16	2,000	2,008

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 1.5% continued
Georgia - 0.1%
Georgia State Taxable G.O. Unlimited Bonds, Series B,
0.98%, 2/1/17	$2,000	$2,006

Illinois - 0.4%
Regional Transportation Authority TRB, Series A1, Working Cash Notes,
0.55%, 5/6/16	7,150	7,151

New Jersey - 0.2%
Hudson County Improvement Authority Taxable Revenue Pooled Notes, Series V2 (County Gtd.),
1.00%, 11/25/15	3,925	3,934

New York - 0.3%
New York City Taxable G.O. Unlimited Bonds, Subseries D2,
1.00%, 8/1/16	4,650	4,668

Texas - 0.1%
Harris County-Houston Sports Authority Taxable Revenue Refunding Bonds, Series B,
1.89%, 11/15/17	1,915	1,923

Total Municipal Bonds (Cost $27,052)		27,082

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 8.1%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(3)	150,153,084	$150,153

Total Investment Companies (Cost $150,153)		150,153

Total Investments - 101.2% (Cost $1,866,509)		1,867,700

Liabilities less Other Assets - (1.2)%		(22,372)

NET ASSETS - 100.0%		$1,845,328

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At June 30, 2015, the value of these restricted illiquid securities amounted to approximately $233,515,000 or 12.7% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
ABN AMRO Bank N.V.,
1.08%, 10/28/16	10/23/13	$5,000

Anglo American Capital PLC,
1.23%, 4/15/16	4/8/14	3,000

ARI Fleet Lease Trust, Series 2014-A, Class A2,
0.81%, 11/15/22	4/1/14	3,702

ARI Fleet Lease Trust, Series 2015-A, Class A2,
1.11%, 11/15/18	4/15/15	2,000

Bank of Tokyo-Mitsubishi UFJ (The) Ltd.,
1.20%, 3/10/17	3/4/14	3,998

Banque Federative du Credit Mutuel S.A.,
1.13%, 10/28/16	10/22/13	5,000

Banque Federative du Credit Mutuel S.A.,
1.13%, 1/20/17	1/14/14	2,500

BNZ International Funding Ltd.,
1.90%, 2/26/18	2/17/15	3,499

CNPC General Capital Ltd.,
1.18%, 5/14/17	5/7/14	2,500

Credit Agricole S.A.,
1.08%, 4/15/19	4/9/14	10,000

Credit Agricole S.A.,
1.25%, 6/10/20	6/3/15	4,000

Daimler Finance North America LLC,
1.30%, 7/31/15	1/3/14	3,467

Daimler Finance North America LLC,
0.70%, 3/2/18	6/25/15	3,594

Dell Equipment Finance Trust, Series 2015-1, Class A2,
1.01%, 7/24/17	4/15/15	3,000

Electricite de France S.A.,
0.74%, 1/20/17	1/13/14	6,000

Enterprise Fleet Financing LLC, Series 2015-1, Class A2,
1.30%, 9/20/20	2/25/15	2,500

Glencore Funding LLC,
2.13%, 4/16/18	4/8/15	2,998

Golden Credit Card Trust, Series 2014-2A, Class A,
0.64%, 3/15/21	3/19/14	4,000

Hana Bank,
1.38%, 2/5/16	1/10/14	5,001

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Hyundai Auto Lease Securitization Trust, Series 2014-B, Class A2,
0.61%, 2/15/17	6/17/14	$1,476

Hyundai Capital Services, Inc.,
1.09%, 3/18/17	3/11/14	3,000

ING Bank N.V.,
0.84%, 3/16/18	6/4/15	4,503

Korea Expressway Corp.,
1.63%, 4/28/17	4/22/14	4,992

KT Corp.,
1.75%, 4/22/17	4/14/14	2,996

Kubota Credit Owner Trust, Series 2015-1A, Class A2,
0.94%, 12/15/17	1/22/15	2,300

Macquarie Bank Ltd.,
1.65%, 3/24/17	3/18/14	5,000

Macquarie Bank Ltd.,
0.91%, 10/27/17	10/22/14	5,500

Medtronic, Inc.,
1.50%, 3/15/18	5/18/15	1,843

MMAF Equipment Finance LLC, Series 2015-AA, Class A2,
0.96%, 9/18/17	5/5/15	1,100

National Australia Bank Ltd.,
1.25%, 3/17/17	3/11/14	5,000

National Australia Bank Ltd.,
1.30%, 6/30/17	6/24/14	9,995

NBCUniversal Enterprise, Inc.,
0.96%, 4/15/18	11/22/13	3,016

Nissan Motor Acceptance Corp.,
0.83%, 3/3/17	2/25/14	10,000

Nordea Bank AB,
1.63%, 5/15/18	6/4/15	2,095

Penarth Master Issuer PLC, Series 2015-1A, Class A1,
0.59%, 3/18/19	3/26/15	5,000

SABMiller Holdings, Inc.,
2.45%, 1/15/17	7/10/14 - 3/17/15	8,245

SABMiller Holdings, Inc.,
0.97%, 8/1/18	2/28/14 - 4/24/14	8,673

Shinhan Bank,
0.93%, 4/8/17	4/1/14	3,000

Siemens Financierings-maatschappij N.V.,
1.45%, 5/25/18	5/18/15 - 5/26/15	6,999

Sinopec Group Overseas Development 2014 Ltd.,
1.19%, 4/10/19	4/2/14	20,000

Sumitomo Mitsui Trust Bank Ltd.,
1.06%, 9/16/16	11/5/13	2,006

Suncorp-Metway Ltd.,
1.70%, 3/28/17	3/25/14	5,000

Tencent Holdings Ltd.,
2.00%, 5/2/17	4/22/14	2,996

Volkswagen Group of America Finance LLC,
0.65%, 5/23/17	5/15/14	4,000

Volkswagen Group of America Finance LLC,
0.75%, 5/22/18	6/5/15	1,000

Volkswagen International Finance N.V.,
1.13%, 11/18/16	11/13/13 - 6/3/14	11,618

Volvo Financial Equipment LLC, Series 2014-1A, Class A2,
0.54%, 11/15/16	2/25/14	727

Volvo Financial Equipment LLC, Series 2015-1A, Class A2,
0.95%, 11/15/17	3/11/15	3,500

WEA Finance LLC/Westfield UK & Europe Finance PLC,
1.75%, 9/15/17	9/10/14	4,999

Wm Wrigley Jr. Co.,
1.40%, 10/21/16	10/17/13	7,018

(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the puttable date for floating and variable rate securities.

At June 30, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	8.2%
AAA	9.9
AA	16.4
A	37.8
BBB	19.2
BB	0.3
A1 (Short Term)	0.2
Cash Equivalents	8.0

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued	JUNE 30, 2015 (UNAUDITED)

*	Credit quality ratings are based on the available Moody’s, Standard & Poor’s, and/or Fitch ratings. When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). U.S. government securities consist of obligations issued or guaranteed by the U.S. Treasury. Agency securities consist of obligations issued or guaranteed by U.S. government agencies and sponsored enterprises. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$168,755	$—	$168,755
Corporate Bonds(1)	—	828,658	—	828,658
Foreign Issuer Bonds(1)	—	540,625	—	540,625
U.S. Government Obligations(1)	—	152,427	—	152,427
Municipal Bonds(1)	—	27,082	—	27,082
Investment Companies	150,153	—	—	150,153

Total Investments	$150,153	$1,717,547	$—	$1,867,700

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At June 30, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,866,509

Gross tax appreciation of investments	$3,113
Gross tax depreciation of investments	(1,922)

Net tax appreciation of investments	$1,191

Transactions in affiliated investments for the three months ended June 30, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$21,842	$387,057	$258,746	$1	$150,153

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

G.O. - General Obligation

Gtd. - Guaranteed

SFM - Single Family Mortgage

TRB - Tax Revenue Bonds

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND	JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 20.6%(1)
Fannie Mae - 4.3%
Pool #555649,
7.50%, 10/1/32	$70	$80
Pool #893082,
2.44%, 9/1/36	262	282
Pool TBA,
7/15/45(2)	810	858

		1,220

Freddie Mac - 7.2%
1.10%, 10/5/17	1,000	1,000
Pool #1J0365,
2.51%, 4/1/37	374	402
Pool #1J2840,
2.40%, 9/1/37	575	617
Pool #410092,
2.33%, 11/1/24	34	35

		2,054

Government National Mortgage Association - 8.0%
Series 2012-123, Class A,
1.04%, 7/16/46	448	427
Series 2013-12, Class KA,
1.50%, 12/16/43	274	271
Series 2013-142, Class AD,
2.25%, 12/16/47	463	457
Series 2013-17, Class AF,
1.21%, 11/16/43	425	417
Series 2013-92, Class AB,
2.00%, 2/16/43	694	694

		2,266

Government National Mortgage Association I - 0.1%
Pool #268360,
10.00%, 4/15/19	6	6
Pool #270288,
10.00%, 6/15/19	11	11

		17

Government National Mortgage Association II - 1.0%
Pool #82581,
4.00%, 7/20/40	268	281

Total U.S. Government Agencies (Cost $5,789)		5,838

U.S. GOVERNMENT OBLIGATIONS - 70.9%
U.S. Treasury Notes - 70.9%
0.38%, 5/31/16	1,350	1,351
0.63%, 2/15/17	1,055	1,056
0.63%, 6/30/17	825	825
0.63%, 8/31/17	1,430	1,428
0.63%, 4/30/18	1,000	991
1.13%, 6/15/18	1,690	1,696
1.38%, 6/30/18	670	677
1.50%, 2/28/19	2,045	2,062
1.63%, 4/30/19	1,250	1,264
1.00%, 9/30/19	460	451
1.63%, 6/30/20	1,970	1,970
2.00%, 2/28/21	3,030	3,057
2.13%, 6/30/22	1,780	1,788
2.13%, 5/15/25	1,515	1,488

		20,104

Total U.S. Government Obligations (Cost $20,011)		20,104

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 6.1%
Northern Institutional Funds - U.S. Government Portfolio, 0.01%(3)	1,734,269	$1,734

Total Investment Companies (Cost $1,734)		1,734

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 7.4%
U.S. Treasury Bills,
0.09%, 10/15/15	$1,090	$1,090
0.11%, 10/1/15(4)	1,000	1,000

Total Short-Term Investments (Cost $2,089)		2,090

Total Investments - 105.0% (Cost $29,623)		29,766

Liabilities less Other Assets - (5.0)%		(1,406)

NET ASSETS - 100.0%		$28,360

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND continued

(2)	When-Issued Security. Coupon rate was not in effect at June 30, 2015.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the puttable date for floating and variable rate securities.

At June 30, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (LOSS) (000S)
2-Year U.S. Treasury Note	11	$2,408	Long	9/15	$4
5 Year U.S. Treasury Note	3	358	Long	9/15	1
10 Year U.S. Treasury Note	7	883	Long	9/15	(3)

Total					$2

At June 30, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	83.2%
U.S. Agency	11.0
Cash Equivalents	5.8

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). U.S. government securities consist of obligations issued or guaranteed by the U.S. Treasury. Agency securities consist of obligations issued or guaranteed by U.S. government agencies and sponsored enterprises. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies(1)	$—	$5,838	$—	$5,838
U.S. Government Obligations(1)	—	20,104	—	20,104
Investment Companies	1,734	—	—	1,734
Short-Term Investments	—	2,090	—	2,090

Total Investments	$1,734	$28,032	$—	$29,766

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$5	$—	$—	$5
Liabilities
Futures Contracts	(3)	—	—	(3)

Total Other Financial Instruments	$2	$—	$—	$2

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At June 30, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$29,638

Gross tax appreciation of investments	$195
Gross tax depreciation of investments	(67)

Net tax appreciation of investments	$128

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

Transactions in affiliated investments for the three months ended June 30, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)		VALUE, END OF PERIOD (000S)
FlexShares Disciplined Duration MBS Index Fund	$252	$—	$250	$—	$(2)	$2		$—
Northern Institutional Funds - DiversifiedAssets Portfolio	1,595	20,550	20,411	—	—	—	*	1,734

Total	$1,847	$20,550	$20,661	$—	$(2)	$2		$1,734

*	Amount rounds to less than one thousand.

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND	JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.9%
Auto Floor Plan - 0.0%
Ford Credit Floorplan Master Owner Trust, Series 2014-1, Class A1,
1.20%, 2/15/19	$300	$300
Ford Credit Floorplan Master Owner Trust, Series 2014-4, Class A1,
1.40%, 8/15/19	100	100

		400

Automobile - 0.3%
Ally Auto Receivables Trust, Series 2013-2, Class A4,
1.24%, 11/15/18	50	50
Ally Auto Receivables Trust, Series 2014-2, Class A3,
1.25%, 4/15/19	250	250
Ally Auto Receivables Trust, Series 2014-SN2, Class A3,
1.03%, 9/20/17	100	100
AmeriCredit Automobile Receivables Trust, Series 2013-2, Class C,
1.79%, 3/8/19	25	25
AmeriCredit Automobile Receivables Trust, Series 2013-2, Class D,
2.42%, 5/8/19	25	25
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A3,
1.15%, 6/10/19	100	100
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class B,
1.92%, 11/8/19	100	100
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C,
2.58%, 9/8/20	100	101
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class D,
3.13%, 10/8/20	50	50
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class B,
1.87%, 12/9/19	100	100
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class D,
3.07%, 11/9/20	100	101
AmeriCredit Automobile Receivables Trust, Series 2015-2, Class A3,
1.27%, 1/8/20	150	150
AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C,
2.40%, 1/8/21	100	100
Capital Auto Receivables Asset Trust, Series 2013-4, Class B,
2.06%, 10/22/18	50	51
Capital Auto Receivables Asset Trust, Series 2013-4, Class C,
2.67%, 2/20/19	50	51
Capital Auto Receivables Asset Trust, Series 2013-4, Class D,
3.22%, 5/20/19	50	51
CarMax Auto Owner Trust, Series 2013-3, Class A4,
1.49%, 1/15/19	200	201
CarMax Auto Owner Trust, Series 2014-2, Class A3,
0.98%, 1/15/19	200	200
CarMax Auto Owner Trust, Series 2014-3, Class A3,
1.16%, 6/17/19	200	200
CarMax Auto Owner Trust, Series 2015-1, Class A3,
1.38%, 11/15/19	200	201
Ford Credit Auto Lease Trust, Series 2015-A, Class A3,
1.13%, 6/15/18	200	199
Ford Credit Auto Owner Trust, Series 2013-B, Class A4,
0.76%, 8/15/18	100	100
Ford Credit Auto Owner Trust, Series 2013-B, Class B,
1.11%, 10/15/18	100	100
Ford Credit Auto Owner Trust, Series 2014-C, Class A3,
1.06%, 5/15/19	150	150
Ford Credit Auto Owner Trust, Series 2015-B, Class A3,
1.16%, 11/15/19	125	125
GM Financial Automobile Leasing Trust, Series 2015-2, Class A3,
1.68%, 12/20/18	325	326
Honda Auto Receivables Owner Trust, Series 2014-3, Class A3,
0.88%, 6/15/18	500	500
Honda Auto Receivables Owner Trust, Series 2014-3, Class A4,
1.31%, 10/15/20	200	200
Honda Auto Receivables Owner Trust, Series 2015-2, Class A3,
1.04%, 2/21/19	250	250

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.9% continued
Automobile - 0.3% continued
Hyundai Auto Receivables Trust, Series 2013-B, Class A4,
1.01%, 2/15/19	$75	$75
Hyundai Auto Receivables Trust, Series 2013-B, Class C,
1.71%, 2/15/19	65	65
Nissan Auto Lease Trust, Series 2014-B, Class A3,
1.12%, 9/15/17	100	100
Nissan Auto Receivables Owner Trust, Series 2013-B, Class A4,
1.31%, 10/15/19	100	100
Nissan Auto Receivables Owner Trust, Series 2013-C, Class A4,
1.30%, 6/15/20	200	200
Nissan Auto Receivables Owner Trust, Series 2014-B, Class A3,
1.11%, 5/15/19	500	501
Nissan Auto Receivables Owner Trust, Series 2014-B, Class A4,
1.66%, 3/15/21	200	200
Santander Drive Auto Receivables Trust, Series 2014-2, Class C,
2.33%, 11/15/19	100	101
Santander Drive Auto Receivables Trust, Series 2014-2, Class D,
2.76%, 2/18/20	75	76
Santander Drive Auto Receivables Trust, Series 2014-3, Class C,
2.13%, 8/17/20	100	101
Santander Drive Auto Receivables Trust, Series 2014-3, Class D,
2.65%, 8/17/20	50	50
Santander Drive Auto Receivables Trust, Series 2014-4, Class B,
1.82%, 5/15/19	100	100
Santander Drive Auto Receivables Trust, Series 2014-4, Class C,
2.60%, 11/16/20	50	51
Santander Drive Auto Receivables Trust, Series 2014-4, Class D,
3.10%, 11/16/20	50	50
Toyota Auto Receivables Owner Trust, Series 2015-A, Class A3,
1.12%, 2/15/19	200	200
Toyota Auto Receivables Owner Trust, Series 2015-B, Class A3,
1.27%, 5/15/19	250	250
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A3,
0.95%, 4/22/19	200	199
World Omni Auto Receivables Trust, Series 2014-A, Class A4,
1.53%, 6/15/20	100	101
World Omni Auto Receivables Trust, Series 2014-B, Class A3,
1.14%, 1/15/20	100	100

		6,777

Commercial Mortgage-Backed Securities - 1.3%
Banc of America Commercial Mortgage Trust, Series 2007-1, Class A4,
5.45%, 1/15/49	408	430
Banc of America Commercial Mortgage Trust, Series 2008-1, Class A4,
6.43%, 2/10/51	399	434
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class A4,
5.20%, 12/11/38	500	522
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A4,
5.90%, 6/11/40	500	531
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4,
5.70%, 6/11/50	250	267
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class A4,
5.47%, 1/12/45	482	508
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A4,
5.74%, 9/11/42	1,050	1,131
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class AM,
5.84%, 9/11/42	250	271
CD Commercial Mortgage Trust, Series 2007-CD5, Class A4,
5.89%, 11/15/44	375	404
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2,
3.06%, 12/15/47	195	199

FIXED INCOME INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.9% continued
Commercial Mortgage-Backed Securities - 1.3% continued
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4,
5.90%, 12/10/49	$700	$749
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A4,
3.02%, 9/10/45	400	404
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2,
1.99%, 4/10/46	100	101
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A4,
4.37%, 9/10/46	100	109
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class AS,
4.65%, 9/10/46	100	110
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A4,
3.64%, 10/10/47	100	103
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5,
3.14%, 2/10/48	200	196
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B,
6.24%, 12/10/49	119	126
Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A3,
2.82%, 10/15/45	175	174
Commercial Mortgage Trust, Series 2006-C8, Class A4,
5.31%, 12/10/46	384	399
Commercial Mortgage Trust, Series 2007-GG11, Class A4,
5.74%, 12/10/49	400	425
Commercial Mortgage Trust, Series 2007-GG9, Class A4,
5.44%, 3/10/39	363	381
Commercial Mortgage Trust, Series 2012-CR2, Class A4,
3.15%, 8/15/45	100	102
Commercial Mortgage Trust, Series 2012-CR4, Class A3,
2.85%, 10/15/45	150	149
Commercial Mortgage Trust, Series 2012-CR5, Class A4,
2.77%, 12/10/45	100	99
Commercial Mortgage Trust, Series 2012-LC4, Class A4,
3.29%, 12/10/44	100	103
Commercial Mortgage Trust, Series 2013-CR10, Class A4,
4.21%, 8/10/46	100	108
Commercial Mortgage Trust, Series 2013-CR9, Class A4,
4.38%, 7/10/45	200	217
Commercial Mortgage Trust, Series 2013-LC6, Class A4,
2.94%, 1/10/46	150	150
Commercial Mortgage Trust, Series 2014-CR18, Class A5,
3.83%, 7/15/47	500	522
Commercial Mortgage Trust, Series 2014-CR19, Class A5,
3.80%, 8/10/47	300	312
Commercial Mortgage Trust, Series 2014-CR20, Class A4,
3.59%, 11/10/47	500	510
Commercial Mortgage Trust, Series 2014-UBS5, Class A4,
3.84%, 9/10/47	300	312
Commercial Mortgage Trust, Series 2014-UBS6, Class A5,
3.64%, 12/10/47	250	256
Commercial Mortgage Trust, Series 2015-DC1, Class A2,
2.87%, 2/10/48	200	205
Commercial Mortgage Trust, Series 2015-DC1, Class A5,
3.35%, 2/10/48	200	200
Commercial Mortgage Trust, Series 2015-LC19, Class A4,
3.18%, 2/10/48	500	495
Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class A3,
5.54%, 1/15/49	500	527
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4,
3.51%, 4/15/50	225	230
GE Commercial Mortgage Trust Corp., Series 2007-C1, Class A4,
5.54%, 12/10/49	300	313
GS Mortgage Securities Corp. II, Series 2012-GCJ9, Class A3,
2.77%, 11/10/45	175	174
GS Mortgage Securities Corp. II, Series 2013-GC10, Class A5,
2.94%, 2/10/46	100	99

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.9% continued
Commercial Mortgage-Backed Securities - 1.3% continued
GS Mortgage Securities Trust, Series 2011-GC5, Class A4,
3.71%, 8/10/44	$150	$158
GS Mortgage Securities Trust, Series 2012-GC6, Class A3,
3.48%, 1/10/45	200	209
GS Mortgage Securities Trust, Series 2013-GC12, Class A4,
3.14%, 6/10/46	100	100
GS Mortgage Securities Trust, Series 2013-GC13, Class A5,
4.17%, 7/10/46	200	215
GS Mortgage Securities Trust, Series 2013-GC14, Class A5,
4.24%, 8/10/46	150	162
GS Mortgage Securities Trust, Series 2014-GC18, Class A4,
4.07%, 1/10/47	500	531
GS Mortgage Securities Trust, Series 2014-GC20, Class A5,
4.00%, 4/10/47	100	106
GS Mortgage Securities Trust, Series 2014-GC24, Class A5,
3.93%, 9/10/47	300	315
GS Mortgage Securities Trust, Series 2014-GC26, Class A5,
3.63%, 11/10/47	250	256
GS Mortgage Securities Trust, Series 2015-GC28, Class A2,
2.90%, 2/10/48	150	154
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3,
5.34%, 5/15/47	479	500
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4,
5.44%, 6/12/47	708	742
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A4,
5.88%, 2/12/49	698	741
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4,
5.96%, 6/15/49	378	400
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4,
5.88%, 2/15/51	215	229
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3,
5.42%, 1/15/49	933	976
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3,
4.17%, 8/15/46	200	217
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A3,
3.51%, 5/15/45	200	209
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4,
3.48%, 6/15/45	125	131
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A5,
3.14%, 12/15/47	150	152
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS,
3.37%, 12/15/47	50	50
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A4,
3.99%, 1/15/46	100	107
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A4,
4.00%, 4/15/47	200	211
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5,
3.80%, 7/15/47	500	520
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C22, Class A4,
3.80%, 9/15/47	500	518
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C24, Class A2,
2.94%, 11/15/47	250	258
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C24, Class A5,
3.64%, 11/15/47	200	205

FIXED INCOME INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.9% continued
Commercial Mortgage-Backed Securities - 1.3% continued
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C25, Class A5,
3.67%, 11/15/47	$150	$154
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3,
5.35%, 11/15/38	695	726
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2,
6.32%, 4/15/41	984	1,068
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4,
6.03%, 6/12/50	650	687
ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A4,
5.49%, 3/12/51	150	159
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3,
6.08%, 8/12/49	500	537
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4,
2.86%, 11/15/45	225	224
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4,
4.36%, 8/15/46	300	323
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4,
2.92%, 2/15/46	175	174
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4,
3.10%, 5/15/46	200	200
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A2,
2.92%, 2/15/47	200	206
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3,
3.67%, 2/15/47	100	104
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A5,
4.06%, 2/15/47	200	212
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5,
3.74%, 8/15/47	400	414
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A2,
3.19%, 10/15/47	500	520
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2,
3.10%, 12/15/47	500	518
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A2,
2.79%, 2/15/48	500	511
Morgan Stanley Capital I Trust, Series 2006-HQ10, Class A4,
5.33%, 11/12/41	88	91
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4,
5.33%, 12/15/43	456	475
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A4,
6.10%, 6/11/49	284	303
Morgan Stanley Capital I Trust, Series 2007-T25, Class A3,
5.51%, 11/12/49	291	305
Morgan Stanley Capital I Trust, Series 2007-T27, Class A4,
5.83%, 6/11/42	399	426
Morgan Stanley Capital I Trust, Series 2008-T29, Class A4,
6.46%, 1/11/43	205	226
Morgan Stanley Capital I Trust, Series 2012-C4, Class A4,
3.24%, 3/15/45	150	154
UBS Commercial Mortgage Trust, Series 2012-C1, Class A3,
3.40%, 5/10/45	300	310
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4,
3.09%, 8/10/49	125	126
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5,
2.85%, 12/10/45	100	99
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4,
3.18%, 3/10/46	100	101
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4,
3.24%, 4/10/46	100	101
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3,
3.60%, 1/10/45	150	157
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4,
5.57%, 10/15/48	435	451
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4,
5.31%, 11/15/48	191	198

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.9% continued
Commercial Mortgage-Backed Securities - 1.3% continued
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4,
5.51%, 4/15/47	$250	$262
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3,
5.90%, 6/15/49	200	212
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4,
3.17%, 2/15/48	100	99
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3,
2.92%, 10/15/45	150	151
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A4,
4.22%, 7/15/46	100	108
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A5,
3.18%, 4/15/50	200	197
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2,
2.63%, 5/15/48	500	509
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5,
7/15/58(1)	300	309
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A4,
3.67%, 11/15/44	150	158
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A3,
2.88%, 12/15/45	100	100
WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class A4,
3.44%, 4/15/45	175	182
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class A4,
3.20%, 3/15/48	100	102
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class AS,
3.56%, 3/15/48	50	51
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class A5,
3.34%, 6/15/46	150	153
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class A2,
3.22%, 9/15/46	100	104
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class A5,
4.42%, 9/15/46	250	275
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A5,
3.75%, 9/15/57	500	519
WF-RBS Commercial Mortgage Trust, Series 2014-C24, Class A5,
3.61%, 11/15/47	500	514
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class A5,
3.63%, 11/15/47	250	257
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A5,
4.05%, 3/15/47	100	107

		36,058

Credit Card - 0.3%
American Express Credit Account Master Trust, Series 2014-2, Class A,
1.26%, 1/15/20	220	220
American Express Credit Account Master Trust, Series 2014-3, Class A,
1.49%, 4/15/20	300	302
American Express Credit Account Master Trust, Series 2014-4, Class A,
1.43%, 6/15/20	100	100
BA Credit Card Trust, Series 2007-A1, Class A1,
5.17%, 6/15/19	250	266
BA Credit Card Trust, Series 2015-A2, Class A,
1.36%, 9/15/20	200	199
Barclays Dryrock Issuance Trust, Series 2015-2, Class A,
1.56%, 3/15/21	100	100
Capital One Multi-Asset Execution Trust, Series 2007-A7, Class A7,
5.75%, 7/15/20	200	219
Capital One Multi-Asset Execution Trust, Series 2014-A5, Class A5,
1.48%, 7/15/20	300	301
Chase Issuance Trust, Series 2012-A4, Class A4,
1.58%, 8/16/21	250	247
Chase Issuance Trust, Series 2012-A7, Class A7,
2.16%, 9/16/24	150	146
Chase Issuance Trust, Series 2013-A1, Class A1,
1.30%, 2/18/20	100	100

FIXED INCOME INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.9% continued
Credit Card - 0.3% continued
Chase Issuance Trust, Series 2014-A1, Class A1,
1.15%, 1/15/19	$400	$401
Chase Issuance Trust, Series 2014-A2, Class A2,
2.77%, 3/15/23	150	154
Chase Issuance Trust, Series 2014-A7, Class A7,
1.38%, 11/15/19	150	150
Chase Issuance Trust, Series 2015-A4, Class A4,
1.84%, 4/15/22	300	297
Chase Issuance Trust, Series 2015-A5, Class A5,
1.36%, 4/15/20	100	100
Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3,
6.15%, 6/15/39	100	129
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8,
5.65%, 9/20/19	300	328
Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1,
2.88%, 1/23/23	300	309
Citibank Credit Card Issuance Trust, Series 2014-A2, Class A2,
1.02%, 2/22/19	325	325
Citibank Credit Card Issuance Trust, Series 2014-A4, Class A4,
1.23%, 4/24/19	200	201
Citibank Credit Card Issuance Trust, Series 2014-A5, Class A5,
2.68%, 6/7/23	150	153
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6,
2.15%, 7/15/21	350	354
Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8,
1.73%, 4/9/20	300	302
Discover Card Execution Note Trust, Series 2007-A1, Class A1,
5.65%, 3/16/20	300	329
Discover Card Execution Note Trust, Series 2012-A6, Class A6,
1.67%, 1/18/22	350	347
Discover Card Execution Note Trust, Series 2014-A3, Class A3,
1.22%, 10/15/19	235	235
Discover Card Execution Note Trust, Series 2014-A4, Class A4,
2.12%, 12/15/21	400	403
Discover Card Execution Note Trust, Series 2014-A5, Class A,
1.39%, 4/15/20	400	401
Discover Card Execution Note Trust, Series 2015-A2, Class A,
1.90%, 10/17/22	100	99
Synchrony Credit Card Master Note Trust, Series 2012-6, Class A,
1.36%, 8/17/20	250	250
Synchrony Credit Card Master Note Trust, Series 2012-7, Class A,
1.76%, 9/15/22	100	99
Synchrony Credit Card Master Note Trust, Series 2013-1, Class A,
1.35%, 3/15/21	200	199

		7,765

Utilities - 0.0%
AEP Texas Central Transition Funding lll LLC, Series 2012-1, Class A3,
2.84%, 3/1/26	100	101
CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A2,
3.46%, 8/15/19	195	201
CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A3,
4.24%, 8/15/23	100	110
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A3,
3.03%, 10/15/25	100	102
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A3,
4.38%, 11/1/23	100	110

		624

Total Asset-Backed Securities (Cost $50,964)		51,624

CORPORATE BONDS - 19.8%
Advertising & Marketing - 0.0%
Interpublic Group of (The) Cos., Inc.,
2.25%, 11/15/17	135	136
4.20%, 4/15/24	150	152
Omnicom Group, Inc.,
6.25%, 7/15/19	300	343

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.8% continued
Advertising & Marketing - 0.0% continued
3.63%, 5/1/22	$496	$499

		1,130

Aerospace & Defense - 0.4%
Boeing (The) Co.,
3.75%, 11/20/16	400	416
0.95%, 5/15/18	200	198
2.85%, 10/30/24	110	108
6.13%, 2/15/33	135	169
3.30%, 3/1/35	55	50
6.63%, 2/15/38	100	134
5.88%, 2/15/40	75	93
3.50%, 3/1/45	500	442
Boeing Capital Corp.,
2.13%, 8/15/16	275	279
General Dynamics Corp.,
2.25%, 7/15/16	150	152
1.00%, 11/15/17	100	100
3.88%, 7/15/21	250	267
3.60%, 11/15/42	155	139
L-3 Communications Corp.,
3.95%, 11/15/16	150	155
5.20%, 10/15/19	250	271
4.95%, 2/15/21	40	43
Lockheed Martin Corp.,
2.13%, 9/15/16	65	66
4.25%, 11/15/19	500	544
3.60%, 3/1/35	135	125
4.07%, 12/15/42	418	395
Northrop Grumman Corp.,
1.75%, 6/1/18	125	125
5.05%, 8/1/19	170	188
5.05%, 11/15/40	250	262
4.75%, 6/1/43	250	253
Precision Castparts Corp.,
1.25%, 1/15/18	210	209
2.50%, 1/15/23	500	479
3.90%, 1/15/43	100	93
4.38%, 6/15/45	350	347
Raytheon Co.,
4.40%, 2/15/20	510	558
2.50%, 12/15/22	1,150	1,123
4.70%, 12/15/41	100	104
Textron, Inc.,
5.60%, 12/1/17	125	136
United Technologies Corp.,
1.80%, 6/1/17	500	507
5.38%, 12/15/17	390	428
4.50%, 4/15/20	450	495
7.50%, 9/15/29	100	140
6.05%, 6/1/36	100	121
6.13%, 7/15/38	175	213
5.70%, 4/15/40	500	584
4.50%, 6/1/42	700	711

		11,222

Airlines - 0.0%
Continental Airlines Pass Through Trust, Series 2009-2, Class A,
7.25%, 11/10/19	280	325
Southwest Airlines Co. Pass Through Trust, Series 2007-1,
6.15%, 8/1/22	358	410

		735

Apparel & Textile Products - 0.0%
NIKE, Inc.,
3.63%, 5/1/43	75	68
VF Corp.,
3.50%, 9/1/21	150	159
6.00%, 10/15/33	100	121
6.45%, 11/1/37	30	39

		387

Auto Parts Manufacturing - 0.1%
BorgWarner, Inc.,
4.38%, 3/15/45	170	159
Delphi Corp.,
4.15%, 3/15/24	300	310
Johnson Controls, Inc.,
2.60%, 12/1/16	75	77
5.00%, 3/30/20	155	170
5.70%, 3/1/41	250	278
4.63%, 7/2/44	465	444

		1,438

Automobiles Manufacturing - 0.4%
American Honda Finance Corp.,
2.13%, 10/10/18	75	76
2.25%, 8/15/19	250	252
2.15%, 3/13/20	800	795

FIXED INCOME INDEX FUNDS     8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.8% continued
Automobiles Manufacturing - 0.4% continued
Daimler Finance North America LLC,
8.50%, 1/18/31	$175	$257
Ford Motor Co.,
7.45%, 7/16/31	350	447
4.75%, 1/15/43	500	485
Ford Motor Credit Co. LLC,
4.25%, 2/3/17	1,000	1,039
3.00%, 6/12/17	640	655
2.88%, 10/1/18	200	203
2.60%, 11/4/19	200	199
2.46%, 3/27/20	260	256
5.88%, 8/2/21	500	569
3.22%, 1/9/22	200	198
4.25%, 9/20/22	300	312
General Motors Co.,
3.50%, 10/2/18	1,000	1,033
6.25%, 10/2/43	550	614
General Motors Financial Co, Inc.,
6.75%, 6/1/18	500	558
4.38%, 9/25/21	400	415
3.45%, 4/10/22	500	490
Toyota Motor Credit Corp.,
2.00%, 9/15/16	165	167
2.05%, 1/12/17	750	762
1.75%, 5/22/17	150	152
1.25%, 10/5/17	250	251
1.38%, 1/10/18	500	500
2.00%, 10/24/18	400	404
2.10%, 1/17/19	100	100
2.13%, 7/18/19	100	100
4.50%, 6/17/20	300	330

		11,619

Banks - 0.8%
Bank of America N.A.,
6.00%, 10/15/36	250	297
Bank One Corp.,
7.75%, 7/15/25	54	68
BB&T Corp.,
2.15%, 3/22/17	250	254
1.60%, 8/15/17	50	50
1.45%, 1/12/18	80	80
2.05%, 6/19/18	100	101
2.25%, 2/1/19	100	100
2.45%, 1/15/20	450	451
Branch Banking & Trust Co.,
2.30%, 10/15/18	500	508
2.85%, 4/1/21	650	654
3.80%, 10/30/26	250	252
Capital One N.A.,
1.50%, 3/22/18	250	247
2.40%, 9/5/19	250	248
Comerica Bank,
2.50%, 6/2/20	500	500
Discover Bank,
2.00%, 2/21/18	500	499
3.20%, 8/9/21	250	246
Fifth Third Bancorp,
5.45%, 1/15/17	75	79
3.50%, 3/15/22	200	203
4.30%, 1/16/24	220	226
8.25%, 3/1/38	275	396
Fifth Third Bank,
2.88%, 10/1/21	250	248
HSBC Bank USA N.A.,
4.88%, 8/24/20	300	332
7.00%, 1/15/39	350	453
HSBC USA, Inc.,
1.63%, 1/16/18	180	179
2.63%, 9/24/18	80	82
2.38%, 11/13/19	250	249
2.35%, 3/5/20	200	198
3.50%, 6/23/24	1,000	1,006
JPMorgan Chase Bank N.A.,
6.00%, 10/1/17	1,400	1,526
KeyBank N.A.,
2.50%, 12/15/19	250	251
2.25%, 3/16/20	1,000	991
3.30%, 6/1/25	250	243
KeyCorp,
2.30%, 12/13/18	250	252
5.10%, 3/24/21	25	28
Manufacturers & Traders Trust Co.,
1.40%, 7/25/17	250	250
6.63%, 12/4/17	250	279
1.45%, 3/7/18	500	496
MUFG Union Bank N.A.,
2.63%, 9/26/18	250	254

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.8% continued
Banks - 0.8% continued
PNC Bank N.A.,
4.88%, 9/21/17	$100	$107
1.50%, 10/18/17	500	501
2.30%, 6/1/20	500	497
2.70%, 11/1/22	750	722
2.95%, 1/30/23	250	242
3.80%, 7/25/23	250	256
PNC Financial Services Group (The), Inc.,
2.85%, 11/9/22	100	98
PNC Funding Corp.,
2.70%, 9/19/16	60	61
6.70%, 6/10/19	600	700
4.38%, 8/11/20	500	544
3.30%, 3/8/22	150	153
SunTrust Bank,
7.25%, 3/15/18	125	142
2.75%, 5/1/23	350	337
SunTrust Banks, Inc.,
2.35%, 11/1/18	25	25
2.50%, 5/1/19	200	201
US Bancorp,
2.20%, 11/15/16	75	76
1.95%, 11/15/18	200	202
4.13%, 5/24/21	200	217
3.00%, 3/15/22	115	116
2.95%, 7/15/22	1,200	1,181
US Bank N.A.,
1.38%, 9/11/17	350	351
1.35%, 1/26/18	500	500
Wachovia Corp.,
5.63%, 10/15/16	550	582
5.75%, 6/15/17	350	380
5.75%, 2/1/18	600	663
Wells Fargo Bank N.A.,
5.85%, 2/1/37	250	296
6.60%, 1/15/38	300	389
Wells Fargo Capital X,
5.95%, 12/15/36	100	102

		22,417

Biotechnology - 0.3%
Amgen, Inc.,
2.50%, 11/15/16	250	255
1.25%, 5/22/17	70	70
5.85%, 6/1/17	305	330
2.20%, 5/22/19	1,250	1,246
4.50%, 3/15/20	425	463
4.10%, 6/15/21	165	176
3.88%, 11/15/21	250	262
6.38%, 6/1/37	100	118
6.40%, 2/1/39	100	120
5.75%, 3/15/40	935	1,030
5.15%, 11/15/41	250	257
5.65%, 6/15/42	100	111
5.38%, 5/15/43	200	212
4.40%, 5/1/45	250	230
Celgene Corp.,
2.30%, 8/15/18	35	36
2.25%, 5/15/19	165	165
3.63%, 5/15/24	1,000	999
5.25%, 8/15/43	85	89
Gilead Sciences, Inc.,
3.05%, 12/1/16	100	103
2.05%, 4/1/19	100	101
2.35%, 2/1/20	85	85
4.50%, 4/1/21	200	219
3.50%, 2/1/25	1,000	1,002
5.65%, 12/1/41	330	378
4.50%, 2/1/45	250	249

		8,306

Cable & Satellite - 0.4%
Comcast Corp.,
3.13%, 7/15/22	175	174
3.38%, 2/15/25	320	316
7.05%, 3/15/33	140	179
5.65%, 6/15/35	50	57
6.45%, 3/15/37	590	729
6.95%, 8/15/37	450	585
6.40%, 5/15/38	600	730
6.40%, 3/1/40	145	180
4.65%, 7/15/42	40	40
4.75%, 3/1/44	500	507
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
1.75%, 1/15/18	55	55
4.60%, 2/15/21	230	245
4.45%, 4/1/24	1,020	1,044
3.95%, 1/15/25	325	319
6.00%, 8/15/40	520	540

FIXED INCOME INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.8% continued
Cable & Satellite - 0.4% continued
Time Warner Cable, Inc.,
6.75%, 7/1/18	$450	$502
8.75%, 2/14/19	300	356
4.13%, 2/15/21	2,340	2,416
6.55%, 5/1/37	200	208
7.30%, 7/1/38	455	513
6.75%, 6/15/39	130	139

		9,834

Chemicals - 0.4%
Air Products & Chemicals, Inc.,
2.00%, 8/2/16	145	147
1.20%, 10/15/17	250	249
3.00%, 11/3/21	300	305
2.75%, 2/3/23	250	242
Airgas, Inc.,
1.65%, 2/15/18	250	249
2.90%, 11/15/22	150	146
3.65%, 7/15/24	70	70
Cabot Corp.,
5.00%, 10/1/16	250	262
2.55%, 1/15/18	300	305
CF Industries, Inc.,
6.88%, 5/1/18	300	338
3.45%, 6/1/23	110	106
5.15%, 3/15/34	735	726
Dow Chemical (The) Co.,
5.70%, 5/15/18	29	32
4.25%, 11/15/20	250	267
4.13%, 11/15/21	200	210
3.00%, 11/15/22	100	96
7.38%, 11/1/29	100	126
4.25%, 10/1/34	150	141
9.40%, 5/15/39	300	452
5.25%, 11/15/41	400	408
4.38%, 11/15/42	500	455
E.I. du Pont de Nemours & Co.,
5.25%, 12/15/16	221	234
4.63%, 1/15/20	185	203
2.80%, 2/15/23	630	614
6.50%, 1/15/28	100	123
4.15%, 2/15/43	250	239
Eastman Chemical Co.,
2.40%, 6/1/17	560	569
2.70%, 1/15/20	120	120
4.80%, 9/1/42	200	192
4.65%, 10/15/44	100	95
Lubrizol Corp.,
6.50%, 10/1/34	50	63
Monsanto Co.,
5.13%, 4/15/18	240	262
2.20%, 7/15/22	65	59
5.50%, 8/15/25	50	57
4.20%, 7/15/34	55	50
5.88%, 4/15/38	256	282
4.40%, 7/15/44	250	224
Mosaic (The) Co.,
5.45%, 11/15/33	250	266
4.88%, 11/15/41	100	95
PPG Industries, Inc.,
6.65%, 3/15/18	38	43
2.30%, 11/15/19	250	250
Praxair, Inc.,
1.05%, 11/7/17	85	85
1.25%, 11/7/18	150	148
4.50%, 8/15/19	400	438
4.05%, 3/15/21	100	108
2.45%, 2/15/22	250	244
2.20%, 8/15/22	150	143
3.55%, 11/7/42	125	109
Rohm & Haas Co.,
6.00%, 9/15/17	72	79
Sherwin-Williams(The)Co.,
1.35%, 12/15/17	100	100
Westlake Chemical Corp.,
3.60%, 7/15/22	65	64

		10,890

Commercial Finance - 0.6%
Air Lease Corp.,
3.38%, 1/15/19	65	66
3.75%, 2/1/22	125	125
4.25%, 9/15/24	350	347
GATX Corp.,
2.38%, 7/30/18	35	35
5.20%, 3/15/44	35	35
General Electric Capital Corp.,
2.90%, 1/9/17	750	772

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.8% continued
Commercial Finance - 0.6% continued
2.30%, 4/27/17	$250	$255
5.63%, 9/15/17	1,175	1,280
1.60%, 11/20/17	135	136
1.63%, 4/2/18	250	251
5.63%, 5/1/18	2,575	2,850
2.10%, 12/11/19	125	126
4.38%, 9/16/20	115	125
4.63%, 1/7/21	1,400	1,541
3.15%, 9/7/22	750	753
3.10%, 1/9/23	500	499
3.45%, 5/15/24	1,850	1,875
6.75%, 3/15/32	150	195
6.15%, 8/7/37	150	187
5.88%, 1/14/38	800	957
6.88%, 1/10/39	550	738
6.38%, 11/15/67	250	269
Private Export Funding Corp.,
1.45%, 8/15/19	2,000	1,976

		15,393

Communications Equipment - 0.3%
Apple, Inc.,
1.00%, 5/3/18	1,575	1,559
2.00%, 5/6/20	440	438
2.85%, 5/6/21	665	675
3.45%, 5/6/24	1,740	1,774
3.85%, 5/4/43	230	209
4.45%, 5/6/44	250	250
3.45%, 2/9/45	500	424
CC Holdings GS V LLC/Crown Castle GS III Corp.,
2.38%, 12/15/17	100	101
Cisco Systems, Inc.,
1.10%, 3/3/17	400	401
4.95%, 2/15/19	120	133
2.13%, 3/1/19	620	624
2.45%, 6/15/20	1,100	1,108
2.90%, 3/4/21	50	51
5.90%, 2/15/39	690	824
Juniper Networks, Inc.,
4.60%, 3/15/21	100	106
5.95%, 3/15/41	100	102
Motorola Solutions, Inc.,
3.75%, 5/15/22	325	320
3.50%, 3/1/23	100	94

		9,193

Construction Materials Manufacturing - 0.0%
Martin Marietta Materials, Inc.,
6.60%, 4/15/18	100	112
Owens Corning,
4.20%, 12/15/22	190	192

		304

Consumer Finance - 0.3%
American Express Co.,
6.15%, 8/28/17	800	875
7.00%, 3/19/18	300	340
2.65%, 12/2/22	632	608
3.63%, 12/5/24	125	122
American Express Credit Corp.,
2.80%, 9/19/16	1,250	1,276
2.38%, 3/24/17	250	255
1.13%, 6/5/17	400	399
2.38%, 5/26/20	300	298
Capital One Bank USA N.A.,
2.25%, 2/13/19	300	298
2.30%, 6/5/19	300	298
Capital One Financial Corp.,
3.15%, 7/15/16	195	199
2.45%, 4/24/19	500	500
3.75%, 4/24/24	1,000	995
Fidelity National Information Services, Inc.,
2.00%, 4/15/18	40	40
5.00%, 3/15/22	200	211
Fiserv, Inc.,
4.63%, 10/1/20	250	270
3.50%, 10/1/22	50	50
HSBC Finance Corp.,
6.68%, 1/15/21	500	579
Synchrony Financial,
2.70%, 2/3/20	250	247
Total System Services, Inc.,
2.38%, 6/1/18	200	199
Western Union (The) Co.,
5.93%, 10/1/16	355	373
6.20%, 11/17/36	50	50
6.20%, 6/21/40	70	70

		8,552

FIXED INCOME INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.8% continued
Consumer Products - 0.2%
Clorox (The) Co.,
5.95%, 10/15/17	$25	$28
3.05%, 9/15/22	250	244
Colgate-Palmolive Co.,
0.90%, 5/1/18	250	248
2.45%, 11/15/21	1,000	1,005
2.30%, 5/3/22	165	161
1.95%, 2/1/23	250	236
Estee Lauder (The) Cos., Inc.,
2.35%, 8/15/22	50	48
6.00%, 5/15/37	100	120
4.38%, 6/15/45	150	147
Kimberly-Clark Corp.,
6.13%, 8/1/17	50	55
6.25%, 7/15/18	150	171
2.40%, 3/1/22	50	49
6.63%, 8/1/37	350	459
3.70%, 6/1/43	100	91
Procter & Gamble (The) Co.,
1.45%, 8/15/16	50	50
4.70%, 2/15/19	200	220
1.90%, 11/1/19	100	100
2.30%, 2/6/22	215	213
3.10%, 8/15/23	250	254
5.80%, 8/15/34	100	124
5.55%, 3/5/37	50	60
Unilever Capital Corp.,
4.25%, 2/10/21	250	275
5.90%, 11/15/32	125	160

		4,518

Consumer Services - 0.0%
Ecolab, Inc.,
3.00%, 12/8/16	175	179
1.45%, 12/8/17	100	99
2.25%, 1/12/20	100	99
4.35%, 12/8/21	250	270
5.50%, 12/8/41	455	497

		1,144

Containers & Packaging - 0.1%
3M Co.,
1.00%, 6/26/17	150	150
5.70%, 3/15/37	350	423
International Paper Co.,
4.75%, 2/15/22	104	113
3.65%, 6/15/24	250	246
7.30%, 11/15/39	45	55
6.00%, 11/15/41	250	270
5.15%, 5/15/46	250	240
Packaging Corp. of America,
4.50%, 11/1/23	100	103
3.65%, 9/15/24	250	245
Rock-Tenn Co.,
3.50%, 3/1/20	150	154
Sonoco Products Co.,
4.38%, 11/1/21	25	26
5.75%, 11/1/40	150	162
Westvaco Corp.,
7.95%, 2/15/31	100	129

		2,316

Department Stores - 0.1%
Kohl’s Corp.,
4.00%, 11/1/21	85	90
3.25%, 2/1/23	100	98
4.75%, 12/15/23	250	268
6.00%, 1/15/33	100	108
6.88%, 12/15/37	150	186
Macy’s Retail Holdings, Inc.,
5.90%, 12/1/16	213	227
3.88%, 1/15/22	30	31
2.88%, 2/15/23	150	144
6.90%, 4/1/29	305	373
6.90%, 1/15/32	250	309
4.50%, 12/15/34	100	96
5.13%, 1/15/42	40	40
Nordstrom, Inc.,
6.25%, 1/15/18	325	361
4.00%, 10/15/21	150	159
7.00%, 1/15/38	50	64

		2,554

Design, Manufacturing & Distribution - 0.0%
Arrow Electronics, Inc.,
3.00%, 3/1/18	85	86

Diversified Banks - 1.8%
Bank of America Corp.,
6.50%, 8/1/16	1,000	1,055

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.8% continued
Diversified Banks - 1.8% continued
5.75%, 8/15/16	$100	$105
5.63%, 10/14/16	200	211
3.88%, 3/22/17	150	156
1.70%, 8/25/17	1,000	1,001
6.40%, 8/28/17	200	219
6.00%, 9/1/17	250	272
5.75%, 12/1/17	865	942
2.00%, 1/11/18	1,155	1,159
6.88%, 4/25/18	505	571
5.65%, 5/1/18	450	494
6.88%, 11/15/18	275	316
2.60%, 1/15/19	300	303
2.65%, 4/1/19	850	860
7.63%, 6/1/19	1,040	1,234
2.25%, 4/21/20	1,000	982
5.63%, 7/1/20	1,440	1,623
5.00%, 5/13/21	400	439
5.70%, 1/24/22	1,000	1,135
4.10%, 7/24/23	100	103
4.00%, 4/1/24	165	168
4.20%, 8/26/24	1,500	1,496
4.00%, 1/22/25	500	487
3.95%, 4/21/25	1,000	963
4.25%, 10/22/26	100	98
6.11%, 1/29/37	150	168
7.75%, 5/14/38	275	366
5.88%, 2/7/42	250	288
5.00%, 1/21/44	100	104
4.88%, 4/1/44	95	97
Citigroup, Inc.,
4.45%, 1/10/17	250	261
5.50%, 2/15/17	225	239
6.00%, 8/15/17	100	109
6.13%, 11/21/17	2,075	2,282
1.85%, 11/24/17	600	602
1.70%, 4/27/18	210	209
1.75%, 5/1/18	150	149
6.13%, 5/15/18	350	391
2.55%, 4/8/19	65	66
2.50%, 7/29/19	250	250
2.40%, 2/18/20	710	701
5.38%, 8/9/20	500	559
4.50%, 1/14/22	735	792
4.05%, 7/30/22	90	92
3.38%, 3/1/23	150	150
3.50%, 5/15/23	190	186
3.88%, 10/25/23	200	204
4.00%, 8/5/24	150	148
3.88%, 3/26/25	750	718
4.30%, 11/20/26	325	318
6.63%, 6/15/32	100	118
6.00%, 10/31/33	350	389
6.13%, 8/25/36	125	143
8.13%, 7/15/39	1,180	1,694
5.88%, 1/30/42	30	35
5.30%, 5/6/44	50	51
JPMorgan Chase & Co.,
3.15%, 7/5/16	935	954
1.35%, 2/15/17	150	150
6.13%, 6/27/17	100	108
2.00%, 8/15/17	125	126
6.00%, 1/15/18	1,610	1,773
1.80%, 1/25/18	1,000	1,003
1.63%, 5/15/18	200	198
2.35%, 1/28/19	1,750	1,757
6.30%, 4/23/19	500	573
2.20%, 10/22/19	500	496
2.25%, 1/23/20	500	491
4.95%, 3/25/20	375	413
2.75%, 6/23/20	200	200
4.40%, 7/22/20	300	323
4.63%, 5/10/21	250	270
4.35%, 8/15/21	615	658
3.25%, 9/23/22	210	209
3.63%, 5/13/24	250	248
3.88%, 9/10/24	1,250	1,230
6.40%, 5/15/38	554	687
5.60%, 7/15/41	405	459
5.40%, 1/6/42	100	111
5.63%, 8/16/43	150	160
4.85%, 2/1/44	500	517
4.95%, 6/1/45	500	486
Wells Fargo & Co.,
5.13%, 9/15/16	475	498
2.63%, 12/15/16	250	256
2.10%, 5/8/17	250	254

FIXED INCOME INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.8% continued
Diversified Banks - 1.8% continued
1.40%, 9/8/17	$1,000	$1,003
5.63%, 12/11/17	445	489
2.15%, 1/15/19	135	136
3.00%, 1/22/21	100	102
4.60%, 4/1/21	500	548
3.50%, 3/8/22	1,000	1,027
3.45%, 2/13/23	125	124
4.13%, 8/15/23	200	208
3.30%, 9/9/24	1,500	1,477
3.00%, 2/19/25	250	239
5.38%, 2/7/35	425	479
4.65%, 11/4/44	375	359
3.90%, 5/1/45	950	855

		49,925

Educational Services - 0.0%
Board of Trustees of The Leland Stanford Junior University (The),
4.75%, 5/1/19	200	223
California Institute of Technology,
4.70%, 11/1/11(2)	110	106
George Washington University (The),
3.49%, 9/15/22	50	51
Johns Hopkins University,
4.08%, 7/1/53	100	95
Massachusetts Institute of Technology,
5.60%, 7/1/11(2)	190	228
4.68%, 7/1/14(3)	15	15
Northwestern University,
4.64%, 12/1/44	50	54
Princeton University,
4.95%, 3/1/19	100	111
Trustees of Dartmouth College,
4.75%, 6/1/19	170	188
University of Pennsylvania,
4.67%, 9/1/12(4)	100	98
Vanderbilt University (The),
5.25%, 4/1/19	100	112

		1,281

Electrical Equipment Manufacturing - 0.2%
ABB Finance USA, Inc.,
1.63%, 5/8/17	90	91
4.38%, 5/8/42	250	248
Amphenol Corp.,
3.13%, 9/15/21	100	100
Emerson Electric Co.,
5.38%, 10/15/17	100	109
5.25%, 10/15/18	325	362
2.63%, 12/1/21	225	224
2.63%, 2/15/23	85	83
6.00%, 8/15/32	25	30
6.13%, 4/15/39	50	61
General Electric Co.,
5.25%, 12/6/17	750	817
2.70%, 10/9/22	1,080	1,056
4.50%, 3/11/44	650	660
Honeywell International, Inc.,
5.30%, 3/15/17	200	214
4.25%, 3/1/21	794	878
3.35%, 12/1/23	290	297
5.70%, 3/15/37	125	149
Rockwell Automation, Inc.,
6.25%, 12/1/37	150	190
Roper Technologies, Inc.,
1.85%, 11/15/17	160	161
2.05%, 10/1/18	120	120

		5,850

Entertainment Content - 0.3%
CBS Corp.,
4.63%, 5/15/18	25	27
2.30%, 8/15/19	200	198
5.75%, 4/15/20	585	659
4.30%, 2/15/21	755	803
3.38%, 3/1/22	100	99
5.50%, 5/15/33	235	237
Scripps Networks Interactive, Inc.,
2.70%, 12/15/16	100	102
Time Warner Entertainment Co. L.P.,
8.38%, 3/15/23	75	93
8.38%, 7/15/33	215	264
Time Warner, Inc.,
2.10%, 6/1/19	75	75
4.88%, 3/15/20	160	175
4.75%, 3/29/21	350	378
3.40%, 6/15/22	50	50
6.50%, 11/15/36	850	998
6.20%, 3/15/40	55	63
6.10%, 7/15/40	200	225
5.38%, 10/15/41	500	513

NORTHERN FUNDS QUARTERLY REPORT    15    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.8% continued
Entertainment Content - 0.3% continued
Viacom, Inc.,
2.50%, 12/15/16	$65	$66
6.13%, 10/5/17	125	136
2.50%, 9/1/18	45	45
2.20%, 4/1/19	80	79
2.75%, 12/15/19	375	375
3.25%, 3/15/23	310	295
6.88%, 4/30/36	600	668
4.50%, 2/27/42	300	251
Walt Disney (The) Co.,
1.35%, 8/16/16	150	151
1.13%, 2/15/17	250	251
1.10%, 12/1/17	25	25
5.50%, 3/15/19	400	452
3.75%, 6/1/21	510	545
2.55%, 2/15/22	75	74
4.13%, 12/1/41	105	103
3.70%, 12/1/42	130	119

		8,594

Exploration & Production - 0.5%
Anadarko Petroleum Corp.,
6.95%, 6/15/19	500	581
7.95%, 6/15/39	95	124
6.20%, 3/15/40	15	17
4.50%, 7/15/44	750	689
Apache Corp.,
5.63%, 1/15/17	250	265
3.63%, 2/1/21	200	206
6.00%, 1/15/37	360	388
5.10%, 9/1/40	250	242
5.25%, 2/1/42	260	257
ConocoPhillips,
6.65%, 7/15/18	100	114
5.75%, 2/1/19	209	236
5.90%, 10/15/32	270	312
5.90%, 5/15/38	100	116
Continental Resources, Inc.,
7.13%, 4/1/21	125	133
5.00%, 9/15/22	820	804
Devon Energy Corp.,
6.30%, 1/15/19	600	678
4.00%, 7/15/21	200	210
3.25%, 5/15/22	235	232
7.95%, 4/15/32	100	130
Devon Financing Corp. LLC,
7.88%, 9/30/31	410	529
EOG Resources, Inc.,
5.63%, 6/1/19	215	243
4.10%, 2/1/21	500	537
2.63%, 3/15/23	150	144
EQT Corp.,
4.88%, 11/15/21	325	342
Hess Corp.,
7.88%, 10/1/29	620	781
7.13%, 3/15/33	75	86
Kerr-McGee Corp.,
7.88%, 9/15/31	70	90
Marathon Oil Corp.,
2.80%, 11/1/22	525	498
6.80%, 3/15/32	175	206
Murphy Oil Corp.,
4.00%, 6/1/22	100	95
7.05%, 5/1/29	300	336
Noble Energy, Inc.,
4.15%, 12/15/21	250	260
3.90%, 11/15/24	500	493
Occidental Petroleum Corp.,
1.75%, 2/15/17	250	252
1.50%, 2/15/18	50	50
4.10%, 2/1/21	750	814
3.13%, 2/15/22	100	100
Pioneer Natural Resources Co.,
6.65%, 3/15/17	150	162
6.88%, 5/1/18	100	112
3.95%, 7/15/22	85	86
7.20%, 1/15/28	100	123
Southwestern Energy Co.,
4.10%, 3/15/22	100	98
Tosco Corp.,
8.13%, 2/15/30	245	341

		12,512

Financial Services - 1.3%
Ameriprise Financial, Inc.,
7.30%, 6/28/19	75	89
5.30%, 3/15/20	95	107
4.00%, 10/15/23	250	261
3.70%, 10/15/24	500	511

FIXED INCOME INDEX FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.8% continued
Financial Services - 1.3% continued
Bank of New York Mellon (The) Corp.,
2.30%, 7/28/16	$150	$153
5.50%, 12/1/17	100	109
1.30%, 1/25/18	500	498
1.35%, 3/6/18	150	149
2.20%, 5/15/19	65	65
5.45%, 5/15/19	75	84
2.15%, 2/24/20	355	351
3.55%, 9/23/21	1,455	1,520
Bear Stearns (The) Cos. LLC,
5.55%, 1/22/17	50	53
6.40%, 10/2/17	150	165
7.25%, 2/1/18	535	606
BlackRock, Inc.,
5.00%, 12/10/19	130	145
4.25%, 5/24/21	150	164
3.38%, 6/1/22	250	257
3.50%, 3/18/24	250	254
Charles Schwab (The) Corp.,
1.50%, 3/10/18	300	300
2.20%, 7/25/18	35	36
4.45%, 7/22/20	250	276
3.00%, 3/10/25	335	329
CME Group, Inc.,
5.30%, 9/15/43	125	138
Goldman Sachs Group (The), Inc.,
5.75%, 10/1/16	250	264
5.63%, 1/15/17	300	318
6.25%, 9/1/17	1,300	1,423
5.95%, 1/18/18	1,435	1,577
6.15%, 4/1/18	815	906
2.63%, 1/31/19	1,180	1,195
2.55%, 10/23/19	400	401
5.38%, 3/15/20	1,295	1,442
2.60%, 4/23/20	250	249
5.25%, 7/27/21	540	600
5.75%, 1/24/22	750	853
3.63%, 1/22/23	1,000	994
4.00%, 3/3/24	250	254
3.85%, 7/8/24	500	500
3.75%, 5/22/25	115	114
5.95%, 1/15/27	150	168
6.75%, 10/1/37	1,165	1,367
6.25%, 2/1/41	300	355
4.80%, 7/8/44	100	99
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
5.88%, 2/1/22	315	321
Jefferies Group LLC,
8.50%, 7/15/19	50	59
5.13%, 1/20/23	315	325
Legg Mason, Inc.,
2.70%, 7/15/19	65	66
Mack-Cali Realty L.P.,
4.50%, 4/18/22	200	198
Morgan Stanley,
5.45%, 1/9/17	325	344
6.25%, 8/28/17	350	384
5.95%, 12/28/17	175	192
6.63%, 4/1/18	1,435	1,610
2.50%, 1/24/19	750	757
7.30%, 5/13/19	645	759
2.38%, 7/23/19	500	497
5.63%, 9/23/19	475	532
2.65%, 1/27/20	100	100
2.80%, 6/16/20	500	501
5.50%, 7/28/21	565	637
4.88%, 11/1/22	450	479
3.75%, 2/25/23	700	708
4.10%, 5/22/23	800	802
3.88%, 4/29/24	1,410	1,425
3.70%, 10/23/24	500	498
6.25%, 8/9/26	100	120
3.95%, 4/23/27	490	462
6.38%, 7/24/42	300	368
4.30%, 1/27/45	575	537
MUFG Americas Holdings Corp.,
2.25%, 2/10/20	170	168
3.50%, 6/18/22	150	152
National Rural Utilities Cooperative Finance Corp.,
5.45%, 4/10/17	300	322
2.15%, 2/1/19	165	166
2.30%, 11/15/19	500	502
2.00%, 1/27/20	50	49
3.05%, 2/15/22	35	35
2.85%, 1/27/25	1,000	961
8.00%, 3/1/32	50	69

NORTHERN FUNDS QUARTERLY REPORT     17    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.8% continued
Financial Services - 1.3% continued
State Street Corp.,
3.10%, 5/15/23	$225	$220
3.70%, 11/20/23	550	568
3.30%, 12/16/24	120	120
TD Ameritrade Holding Corp.,
2.95%, 4/1/22	80	79

		35,791

Food & Beverage - 0.8%
Anheuser-Busch Cos. LLC,
5.50%, 1/15/18	375	412
5.95%, 1/15/33	100	117
5.75%, 4/1/36	100	115
6.45%, 9/1/37	50	62
Anheuser-Busch InBev Finance, Inc.,
1.25%, 1/17/18	360	359
2.15%, 2/1/19	500	501
4.00%, 1/17/43	150	137
4.63%, 2/1/44	250	252
Anheuser-Busch InBev Worldwide, Inc.,
1.38%, 7/15/17	500	502
5.38%, 1/15/20	450	508
2.50%, 7/15/22	60	58
8.20%, 1/15/39	750	1,116
3.75%, 7/15/42	65	57
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	175	193
4.48%, 3/1/21	150	165
5.38%, 9/15/35	175	202
5.77%, 3/1/41	130	156
4.02%, 4/16/43	56	53
Beam Suntory, Inc.,
1.88%, 5/15/17	65	66
1.75%, 6/15/18	250	249
Brown-Forman Corp.,
1.00%, 1/15/18	65	64
3.75%, 1/15/43	50	44
4.50%, 7/15/45	200	198
Campbell Soup Co.,
2.50%, 8/2/22	205	195
3.80%, 8/2/42	40	34
Coca-Cola(The)Co.,
1.80%, 9/1/16	65	66
1.65%, 3/14/18	125	126
1.15%, 4/1/18	250	249
2.45%, 11/1/20	500	507
3.15%, 11/15/20	760	792
3.30%, 9/1/21	250	262
2.50%, 4/1/23	355	342
3.20%, 11/1/23	100	101
ConAgra Foods, Inc.,
7.00%, 4/15/19	500	571
3.25%, 9/15/22	55	51
3.20%, 1/25/23	150	140
7.00%, 10/1/28	200	236
4.65%, 1/25/43	292	248
Dr. Pepper Snapple Group, Inc.,
2.60%, 1/15/19	80	81
2.00%, 1/15/20	90	88
General Mills, Inc.,
2.20%, 10/21/19	300	298
3.15%, 12/15/21	500	508
3.65%, 2/15/24	75	77
5.40%, 6/15/40	70	76
Hershey (The) Co.,
1.50%, 11/1/16	250	253
HJ Heinz Co.,
7/2/20(1)	620	620
7/15/25(1)	140	141
7/15/45(1) (5) (6)	670	687
Ingredion, Inc.,
1.80%, 9/25/17	155	155
JM Smucker (The) Co.,
3.50%, 3/15/25	500	490
4.38%, 3/15/45	250	230
Kellogg Co.,
1.88%, 11/17/16	55	55
1.75%, 5/17/17	75	75
3.25%, 5/21/18	130	135
2.75%, 3/1/23	350	337
7.45%, 4/1/31	300	378
Kraft Foods Group, Inc.,
3.50%, 6/6/22	1,130	1,133
5.00%, 6/4/42	205	204
Mead Johnson Nutrition Co.,
4.90%, 11/1/19	250	271
5.90%, 11/1/39	701	790
Molson Coors Brewing Co.,
2.00%, 5/1/17	60	61

FIXED INCOME INDEX FUNDS     18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.8% continued
Food & Beverage - 0.8% continued
5.00%, 5/1/42	$100	$97
Mondelez International, Inc.,
2.25%, 2/1/19	250	250
5.38%, 2/10/20	1,200	1,337
PepsiCo, Inc.,
5.00%, 6/1/18	650	713
2.25%, 1/7/19	500	507
4.50%, 1/15/20	300	329
3.00%, 8/25/21	770	789
2.75%, 3/5/22	385	384
2.75%, 4/30/25	500	478
4.88%, 11/1/40	265	281
4.00%, 3/5/42	50	47
3.60%, 8/13/42	50	44
4.25%, 10/22/44	70	69
Tyson Foods, Inc.,
2.65%, 8/15/19	290	292
4.50%, 6/15/22	300	319
4.88%, 8/15/34	100	101

		22,686

Forest & Paper Products Manufacturing - 0.1%
Domtar Corp.,
6.75%, 2/15/44	100	106
Georgia-Pacific LLC,
8.00%, 1/15/24	500	643
7.75%, 11/15/29	500	677

		1,426

Hardware - 0.1%
Corning, Inc.,
4.25%, 8/15/20	250	273
5.75%, 8/15/40	170	197
EMC Corp.,
1.88%, 6/1/18	575	576
3.38%, 6/1/23	300	300
Hewlett-Packard Co.,
4.38%, 9/15/21	540	561
4.65%, 12/9/21	225	239
6.00%, 9/15/41	275	272
NetApp, Inc.,
3.25%, 12/15/22	150	142
Pitney Bowes, Inc.,
4.63%, 3/15/24	150	151

		2,711

Health Care Facilities & Services - 0.3%
AmerisourceBergen Corp.,
1.15%, 5/15/17	175	175
3.25%, 3/1/25	135	130
4.25%, 3/1/45	60	54
Cardinal Health, Inc.,
1.90%, 6/15/17	65	66
1.70%, 3/15/18	25	25
4.63%, 12/15/20	250	273
3.20%, 6/15/22	150	148
3.75%, 9/15/25	250	249
4.60%, 3/15/43	35	34
4.50%, 11/15/44	175	166
Catholic Health Initiatives,
1.60%, 11/1/17	85	85
Express Scripts Holding Co.,
2.65%, 2/15/17	725	738
7.25%, 6/15/19	440	519
4.75%, 11/15/21	500	542
6.13%, 11/15/41	100	116
Laboratory Corp. of America Holdings,
2.50%, 11/1/18	385	388
2.63%, 2/1/20	1,175	1,166
4.70%, 2/1/45	300	275
McKesson Corp.,
5.70%, 3/1/17	275	295
1.40%, 3/15/18	80	79
2.70%, 12/15/22	120	115
3.80%, 3/15/24	160	162
6.00%, 3/1/41	250	287
4.88%, 3/15/44	355	353
Medco Health Solutions, Inc.,
7.13%, 3/15/18	300	341
Memorial Sloan-Kettering Cancer Center,
4.13%, 7/1/52	100	88
Quest Diagnostics, Inc.,
4.75%, 1/30/20	340	370
2.50%, 3/30/20	130	129
5.75%, 1/30/40	108	115

		7,483

Home & Office Products Manufacturing - 0.0%
Newell Rubbermaid, Inc.,
2.88%, 12/1/19	125	126

NORTHERN FUNDS QUARTERLY REPORT     19    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.8% continued
Home Improvement - 0.0%
Stanley Black & Decker, Inc.,
3.40%, 12/1/21	$265	$271
2.90%, 11/1/22	65	64
Whirlpool Corp.,
1.65%, 11/1/17	100	100
4.85%, 6/15/21	100	110
4.70%, 6/1/22	100	108
3.70%, 3/1/23	100	101

		754

Industrial Other - 0.0%
Fluor Corp.,
3.50%, 12/15/24	450	451

Integrated Oils - 0.2%
Chevron Corp.,
1.72%, 6/24/18	660	664
4.95%, 3/3/19	300	332
2.19%, 11/15/19	300	302
3.19%, 6/24/23	625	628
ConocoPhillips Co.,
1.05%, 12/15/17	6	6
2.88%, 11/15/21	465	469
2.40%, 12/15/22	865	822
Exxon Mobil Corp.,
1.91%, 3/6/20	1,070	1,063
3.57%, 3/6/45	90	81

		4,367

Internet Media - 0.0%
Google, Inc.,
3.63%, 5/19/21	250	268

Leisure Products Manufacturing - 0.0%
Hasbro, Inc.,
3.15%, 5/15/21	35	35
6.35%, 3/15/40	250	282
Mattel, Inc.,
2.50%, 11/1/16	85	86
1.70%, 3/15/18	35	35
2.35%, 5/6/19	150	150
6.20%, 10/1/40	50	55

		643

Life Insurance - 0.3%
Aflac, Inc.,
6.90%, 12/17/39	80	101
6.45%, 8/15/40	55	67
Lincoln National Corp.,
4.00%, 9/1/23	275	283
6.15%, 4/7/36	150	174
6.30%, 10/9/37	100	118
7.00%, 5/17/66	500	454
MetLife, Inc.,
4.75%, 2/8/21	165	182
3.05%, 12/15/22	800	791
4.37%, 9/15/23	150	160
6.38%, 6/15/34	150	185
5.70%, 6/15/35	700	815
6.40%, 12/15/36	150	165
4.05%, 3/1/45	500	459
Primerica, Inc.,
4.75%, 7/15/22	100	107
Principal Financial Group, Inc.,
1.85%, 11/15/17	65	65
6.05%, 10/15/36	60	70
4.63%, 9/15/42	40	39
Protective Life Corp.,
7.38%, 10/15/19	300	355
8.45%, 10/15/39	425	594
Prudential Financial, Inc.,
2.30%, 8/15/18	140	141
2.35%, 8/15/19	200	200
5.38%, 6/21/20	175	197
4.50%, 11/15/20	270	295
3.50%, 5/15/24	85	84
5.75%, 7/15/33	50	56
5.70%, 12/14/36	200	221
6.63%, 12/1/37	200	241
8.88%, 6/15/38	450	527
5.63%, 6/15/43	200	207
5.20%, 3/15/44	65	64
Reinsurance Group of America, Inc.,
5.00%, 6/1/21	550	603
Torchmark Corp.,
3.80%, 9/15/22	420	429
Voya Financial, Inc.,
2.90%, 2/15/18	50	51

		8,500

FIXED INCOME INDEX FUNDS     20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.8% continued
Machinery Manufacturing - 0.5%
Caterpillar Financial Services Corp.,
2.05%, 8/1/16	$150	$152
1.75%, 3/24/17	100	101
5.85%, 9/1/17	592	650
1.30%, 3/1/18	40	40
5.45%, 4/15/18	300	332
3.75%, 11/24/23	1,000	1,043
Caterpillar, Inc.,
5.70%, 8/15/16	50	53
3.90%, 5/27/21	500	533
2.60%, 6/26/22	150	147
5.20%, 5/27/41	450	498
3.80%, 8/15/42	102	94
4.30%, 5/15/44	650	638
Deere & Co.,
2.60%, 6/8/22	125	123
5.38%, 10/16/29	250	293
8.10%, 5/15/30	100	145
Dover Corp.,
4.30%, 3/1/21	310	341
Eaton Corp.,
1.50%, 11/2/17	215	215
2.75%, 11/2/22	1,000	973
IDEX Corp.,
4.20%, 12/15/21	200	209
Illinois Tool Works, Inc.,
1.95%, 3/1/19	130	131
3.38%, 9/15/21	250	261
3.50%, 3/1/24	250	256
3.90%, 9/1/42	200	186
Ingersoll-Rand Global Holding Co. Ltd.,
4.25%, 6/15/23	1,500	1,555
John Deere Capital Corp.,
1.85%, 9/15/16	200	203
2.00%, 1/13/17	115	117
1.40%, 3/15/17	250	252
1.20%, 10/10/17	250	250
1.30%, 3/12/18	250	249
5.75%, 9/10/18	200	225
1.70%, 1/15/20	150	147
2.05%, 3/10/20	1,250	1,236
3.15%, 10/15/21	250	257
2.80%, 1/27/23	150	147
Kennametal, Inc.,
2.65%, 11/1/19	100	99
Parker-Hannifin Corp.,
3.30%, 11/21/24	215	216
4.20%, 11/21/34	200	199
4.45%, 11/21/44	500	504

		13,070

Managed Care - 0.3%
Aetna, Inc.,
1.75%, 5/15/17	50	50
1.50%, 11/15/17	100	100
4.13%, 6/1/21	250	268
2.75%, 11/15/22	400	377
6.63%, 6/15/36	40	49
6.75%, 12/15/37	150	189
4.50%, 5/15/42	100	93
Anthem, Inc.,
2.38%, 2/15/17	200	203
5.88%, 6/15/17	350	380
1.88%, 1/15/18	205	205
2.30%, 7/15/18	165	166
3.30%, 1/15/23	430	413
3.50%, 8/15/24	320	307
5.95%, 12/15/34	50	54
4.63%, 5/15/42	525	480
Cigna Corp.,
3.25%, 4/15/25	330	317
6.15%, 11/15/36	45	52
5.38%, 2/15/42	310	333
Humana, Inc.,
2.63%, 10/1/19	100	101
3.15%, 12/1/22	85	82
8.15%, 6/15/38	280	389
UnitedHealth Group, Inc.,
1.88%, 11/15/16	125	127
1.40%, 10/15/17	85	85
1.63%, 3/15/19	210	207
4.70%, 2/15/21	300	331
2.88%, 3/15/22	800	777
5.80%, 3/15/36	250	291
6.63%, 11/15/37	430	551
6.88%, 2/15/38	225	296

		7,273

NORTHERN FUNDS QUARTERLY REPORT     21    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.8% continued
Mass Merchants - 0.3%
Costco Wholesale Corp.,
5.50%, 3/15/17	$250	$269
1.13%, 12/15/17	400	399
Target Corp.,
5.38%, 5/1/17	575	621
2.30%, 6/26/19	1,000	1,014
3.88%, 7/15/20	195	210
2.90%, 1/15/22	515	521
6.50%, 10/15/37	125	160
7.00%, 1/15/38	325	438
Wal-Mart Stores, Inc.,
1.13%, 4/11/18	350	349
3.63%, 7/8/20	200	213
4.25%, 4/15/21	600	658
3.30%, 4/22/24	625	632
5.88%, 4/5/27	250	308
5.25%, 9/1/35	175	199
6.50%, 8/15/37	750	964
6.20%, 4/15/38	275	343
5.63%, 4/1/40	155	181
4.88%, 7/8/40	90	96
5.00%, 10/25/40	350	383
5.63%, 4/15/41	775	915
4.00%, 4/11/43	170	162
4.75%, 10/2/43	100	106
4.30%, 4/22/44	250	251

		9,392

Medical Equipment & Devices Manufacturing - 0.5%
Abbott Laboratories,
2.95%, 3/15/25	1,000	961
Agilent Technologies, Inc.,
3.20%, 10/1/22	225	218
3.88%, 7/15/23	250	251
Baxter International, Inc.,
1.85%, 1/15/17	100	101
5.38%, 6/1/18	225	249
2.40%, 8/15/22	200	190
6.25%, 12/1/37	530	657
3.65%, 8/15/42	30	30
4.50%, 6/15/43	125	125
Becton Dickinson and Co.,
1.75%, 11/8/16	250	252
6.38%, 8/1/19	125	144
2.68%, 12/15/19	429	429
3.25%, 11/12/20	430	442
3.13%, 11/8/21	150	149
3.30%, 3/1/23	130	126
6.00%, 5/15/39	290	334
4.69%, 12/15/44	55	53
Boston Scientific Corp.,
2.65%, 10/1/18	80	81
2.85%, 5/15/20	130	129
3.85%, 5/15/25	250	243
7.38%, 1/15/40	100	124
CR Bard, Inc.,
1.38%, 1/15/18	160	159
Danaher Corp.,
5.63%, 1/15/18	200	221
3.90%, 6/23/21	250	268
Life Technologies Corp.,
6.00%, 3/1/20	500	562
Medtronic, Inc.,
1.50%, 3/15/18	280	279
2.50%, 3/15/20(5) (6)	1,000	1,002
4.13%, 3/15/21	500	540
3.13%, 3/15/22	150	152
2.75%, 4/1/23	80	77
3.50%, 3/15/25(5) (6)	750	747
4.38%, 3/15/35(5)	1,275	1,265
6.50%, 3/15/39	100	126
5.55%, 3/15/40	200	228
4.50%, 3/15/42	100	99
4.63%, 3/15/44	100	101
4.63%, 3/15/45	500	506
St. Jude Medical, Inc.,
3.25%, 4/15/23	140	138
4.75%, 4/15/43	150	150
Stryker Corp.,
2.00%, 9/30/16	125	126
4.10%, 4/1/43	50	46
4.38%, 5/15/44	200	194
Thermo Fisher Scientific, Inc.,
2.25%, 8/15/16	100	101
1.85%, 1/15/18	115	115
3.60%, 8/15/21	250	255
3.30%, 2/15/22	320	316
4.15%, 2/1/24	100	102

FIXED INCOME INDEX FUNDS     22    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.8% continued
Medical Equipment & Devices Manufacturing - 0.5% continued
Zimmer Biomet Holdings, Inc.,
2.70%, 4/1/20	$120	$119
3.38%, 11/30/21	250	249
3.15%, 4/1/22	500	492
3.55%, 4/1/25	120	116
5.75%, 11/30/39	100	111
4.45%, 8/15/45	225	206

		14,456

Metals & Mining - 0.2%
Barrick North America Finance LLC,
6.80%, 9/15/18	175	199
4.40%, 5/30/21	500	511
7.50%, 9/15/38	100	110
Freeport-McMoRan, Inc.,
2.38%, 3/15/18	245	243
4.00%, 11/14/21	500	491
3.55%, 3/1/22	250	231
5.45%, 3/15/43	645	538
Newmont Mining Corp.,
3.50%, 3/15/22	585	558
5.88%, 4/1/35	100	98
4.88%, 3/15/42	150	126
Nucor Corp.,
5.85%, 6/1/18	200	223
4.00%, 8/1/23	250	254
6.40%, 12/1/37	150	175
5.20%, 8/1/43	125	128
Southern Copper Corp.,
3.88%, 4/23/25	100	96
7.50%, 7/27/35	300	336
6.75%, 4/16/40	90	93
5.88%, 4/23/45	500	476

		4,886

Oil & Gas Services & Equipment - 0.2%
Baker Hughes, Inc.,
3.20%, 8/15/21	100	102
5.13%, 9/15/40	210	226
Cameron International Corp.,
4.50%, 6/1/21	125	131
5.13%, 12/15/43	60	58
Diamond Offshore Drilling, Inc.,
5.88%, 5/1/19	1,000	1,119
Halliburton Co.,
5.90%, 9/15/18	350	393
3.25%, 11/15/21	595	610
7.45%, 9/15/39	840	1,135
Nabors Industries, Inc.,
2.35%, 9/15/16	35	35
4.63%, 9/15/21	545	542
5.10%, 9/15/23	130	129
Rowan Cos., Inc.,
5.00%, 9/1/17	200	206
5.40%, 12/1/42	75	61
5.85%, 1/15/44	135	114
Weatherford International LLC,
6.35%, 6/15/17	100	107

		4,968

Pharmaceuticals - 0.7%
AbbVie, Inc.,
1.75%, 11/6/17	265	266
2.50%, 5/14/20	440	436
2.90%, 11/6/22	1,000	968
3.60%, 5/14/25	225	222
4.40%, 11/6/42	415	393
4.70%, 5/14/45	590	580
Actavis, Inc.,
1.88%, 10/1/17	20	20
3.25%, 10/1/22	1,500	1,454
4.63%, 10/1/42	60	56
Allergan, Inc.,
1.35%, 3/15/18	100	98
Baxalta, Inc.,
2.88%, 6/23/20	70	70
5.25%, 6/23/45	625	628
Bristol-Myers Squibb Co.,
1.75%, 3/1/19	500	499
2.00%, 8/1/22	600	570
Eli Lilly & Co.,
5.20%, 3/15/17	525	562
1.25%, 3/1/18	165	165
1.95%, 3/15/19	35	35
GlaxoSmithKline Capital, Inc.,
5.65%, 5/15/18	800	893
5.38%, 4/15/34	150	171
6.38%, 5/15/38	530	667
4.20%, 3/18/43	20	20

NORTHERN FUNDS QUARTERLY REPORT    23    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.8% continued
Pharmaceuticals - 0.7% continued
Johnson & Johnson,
5.55%, 8/15/17	$350	$383
1.88%, 12/5/19	600	601
3.55%, 5/15/21	250	269
6.95%, 9/1/29	100	140
4.38%, 12/5/33	250	265
5.95%, 8/15/37	100	126
4.85%, 5/15/41	400	447
Merck & Co., Inc.,
2.35%, 2/10/22	1,000	967
2.80%, 5/18/23	300	295
2.75%, 2/10/25	500	479
3.60%, 9/15/42	25	22
4.15%, 5/18/43	60	58
Merck Sharp & Dohme Corp.,
5.00%, 6/30/19	725	807
5.85%, 6/30/39	575	702
Mylan, Inc.,
1.35%, 11/29/16	55	55
5.40%, 11/29/43	85	87
Novartis Capital Corp.,
4.40%, 4/24/20	185	204
2.40%, 9/21/22	40	39
3.40%, 5/6/24	250	254
4.40%, 5/6/44	250	258
Pfizer, Inc.,
6.20%, 3/15/19	1,000	1,144
3.40%, 5/15/24	150	151
7.20%, 3/15/39	700	966
Pharmacia Corp.,
6.60%, 12/1/28	125	161
Teva Pharmaceutical Finance Co. LLC,
6.15%, 2/1/36	45	53
Wyeth LLC,
5.95%, 4/1/37	725	865
Zoetis, Inc.,
1.88%, 2/1/18	40	40
3.25%, 2/1/23	500	484
4.70%, 2/1/43	40	38

		19,133

Pipeline - 0.7%
Buckeye Partners L.P.,
6.05%, 1/15/18	85	92
5.60%, 10/15/44	500	470
El Paso Natural Gas Co. LLC,
5.95%, 4/15/17	350	374
8.38%, 6/15/32	731	885
Enable Midstream Partners L.P.,
2.40%, 5/15/19	250	242
3.90%, 5/15/24	200	185
Enbridge Energy Partners L.P.,
5.20%, 3/15/20	95	102
4.20%, 9/15/21	250	256
7.50%, 4/15/38	50	58
Energy Transfer Partners L.P.,
4.65%, 6/1/21	375	385
4.90%, 3/15/35	140	126
6.63%, 10/15/36	870	917
7.50%, 7/1/38	200	229
Enterprise Products Operating LLC,
6.30%, 9/15/17	335	369
2.55%, 10/15/19	100	100
3.35%, 3/15/23	230	225
3.90%, 2/15/24	1,325	1,331
3.70%, 2/15/26	250	242
6.88%, 3/1/33	50	61
7.55%, 4/15/38	485	616
5.95%, 2/1/41	40	44
4.45%, 2/15/43	40	36
Kinder Morgan Energy Partners L.P.,
5.95%, 2/15/18	495	541
6.85%, 2/15/20	70	81
5.30%, 9/15/20	595	647
5.00%, 10/1/21	500	529
4.15%, 3/1/22	175	175
3.50%, 9/1/23	25	23
7.40%, 3/15/31	400	442
7.30%, 8/15/33	100	111
6.95%, 1/15/38	495	532
6.55%, 9/15/40	85	87
6.38%, 3/1/41	145	146
5.63%, 9/1/41	80	75
5.00%, 8/15/42	450	392
5.40%, 9/1/44	250	227
Kinder Morgan, Inc.,
7.75%, 1/15/32	55	63
Magellan Midstream Partners L.P.,
4.25%, 2/1/21	200	213

FIXED INCOME INDEX FUNDS     24    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.8% continued
Pipeline - 0.7% continued
5.15%, 10/15/43	$50	$51
ONEOK Partners L.P.,
6.15%, 10/1/16	200	211
2.00%, 10/1/17	75	75
3.20%, 9/15/18	85	87
6.20%, 9/15/43	100	98
Panhandle Eastern Pipe Line Co. L.P.,
6.20%, 11/1/17	100	110
Plains All American Pipeline L.P./PAA Finance Corp.,
6.13%, 1/15/17	200	214
6.50%, 5/1/18	300	338
5.00%, 2/1/21	790	859
3.85%, 10/15/23	250	247
5.15%, 6/1/42	150	145
4.30%, 1/31/43	100	85
Regency Energy Partners L.P./Regency Energy Finance Corp.,
5.88%, 3/1/22	315	335
5.00%, 10/1/22	250	254
Southern Union Co.,
8.25%, 11/15/29	25	32
Spectra Energy Capital LLC,
6.20%, 4/15/18	350	382
3.30%, 3/15/23	200	183
7.50%, 9/15/38	50	57
Spectra Energy Partners L.P.,
2.95%, 9/25/18	55	56
5.95%, 9/25/43	100	109
4.50%, 3/15/45	215	191
Sunoco Logistics Partners Operations L.P.,
4.65%, 2/15/22	165	171
4.25%, 4/1/24	200	194
5.30%, 4/1/44	100	91
Williams (The) Cos., Inc.,
7.50%, 1/15/31	200	219
8.75%, 3/15/32	192	233
Williams Partners L.P.,
4.00%, 11/15/21	310	313
3.60%, 3/15/22	50	49
6.30%, 4/15/40	130	132
5.80%, 11/15/43	200	191
Williams Partners L.P./ACMP Finance Corp.,
4.88%, 5/15/23	300	296
4.88%, 3/15/24	450	442
Williams Partners L.P./Williams Partners Finance Corp.,
7.25%, 2/1/17	55	60

		18,139

Power Generation - 0.1%
Consumers Energy Co.,
5.50%, 8/15/16	62	65
6.13%, 3/15/19	200	228
2.85%, 5/15/22	545	546
Delmarva Power & Light Co.,
4.00%, 6/1/42	200	188
DTE Electric Co.,
5.60%, 6/15/18	125	139
2.65%, 6/15/22	160	157
6.63%, 6/1/36	200	260
5.70%, 10/1/37	50	59
3.95%, 6/15/42	100	95
Exelon Generation Co. LLC,
5.20%, 10/1/19	225	248
4.25%, 6/15/22	250	256
Mississippi Power Co.,
4.25%, 3/15/42	355	316
Northern States Power Co.,
5.25%, 3/1/18	125	137
6.25%, 6/1/36	100	127
5.35%, 11/1/39	65	75
Pennsylvania Electric Co.,
6.05%, 9/1/17	300	327
System Energy Resources, Inc.,
4.10%, 4/1/23	160	163
Wisconsin Public Service Corp.,
4.75%, 11/1/44	100	108

		3,494

Property & Casualty Insurance - 0.3%
ACE INA Holdings, Inc.,
5.90%, 6/15/19	355	404
2.70%, 3/13/23	300	292
6.70%, 5/15/36	50	66
4.15%, 3/13/43	100	95
Alleghany Corp.,
4.95%, 6/27/22	55	59
Allstate (The) Corp.,
5.55%, 5/9/35	50	59

NORTHERN FUNDS QUARTERLY REPORT     25    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.8% continued
Property & Casualty Insurance - 0.3% continued
6.13%, 5/15/37	$100	$104
5.20%, 1/15/42	225	238
6.50%, 5/15/57	225	252
American International Group, Inc.,
5.85%, 1/16/18	210	231
6.40%, 12/15/20	300	357
4.13%, 2/15/24	910	944
6.25%, 5/1/36	200	237
4.50%, 7/16/44	65	62
4.38%, 1/15/55	85	76
Aon Corp.,
5.00%, 9/30/20	200	221
Assurant, Inc.,
2.50%, 3/15/18	50	51
Berkshire Hathaway Finance Corp.,
1.30%, 5/15/18	65	65
5.40%, 5/15/18	300	333
5.75%, 1/15/40	255	298
4.40%, 5/15/42	100	98
4.30%, 5/15/43	125	121
Berkshire Hathaway, Inc.,
1.90%, 1/31/17	125	127
2.10%, 8/14/19	250	252
4.50%, 2/11/43	300	301
Chubb (The) Corp.,
5.75%, 5/15/18	325	363
6.00%, 5/11/37	50	62
6.50%, 5/15/38	85	111
CNA Financial Corp.,
7.35%, 11/15/19	250	295
Hartford Financial Services Group (The), Inc.,
5.50%, 3/30/20	250	280
5.13%, 4/15/22	145	161
5.95%, 10/15/36	285	323
Infinity Property & Casualty Corp.,
5.00%, 9/19/22	115	121
Loews Corp.,
2.63%, 5/15/23	250	239
4.13%, 5/15/43	75	68
Marsh & McLennan Cos., Inc.,
2.35%, 3/6/20	450	448
3.50%, 3/10/25	125	123
Progressive (The) Corp.,
3.75%, 8/23/21	330	352
Transatlantic Holdings, Inc.,
8.00%, 11/30/39	70	91
Travelers (The) Cos., Inc.,
5.80%, 5/15/18	375	418
6.25%, 6/15/37	375	470
5.35%, 11/1/40	25	29
4.60%, 8/1/43	75	78

		9,375

Publishing & Broadcasting - 0.2%
21st Century Fox America, Inc.,
6.90%, 3/1/19	30	35
4.50%, 2/15/21	535	581
3.00%, 9/15/22	460	449
6.40%, 12/15/35	55	65
6.15%, 3/1/37	70	81
6.65%, 11/15/37	550	669
7.85%, 3/1/39	100	137
6.90%, 8/15/39	310	388
Discovery Communications LLC,
5.63%, 8/15/19	250	279
5.05%, 6/1/20	1,000	1,095
4.38%, 6/15/21	800	842
3.25%, 4/1/23	60	58
6.35%, 6/1/40	125	137
4.95%, 5/15/42	85	79
Historic TW, Inc.,
6.88%, 6/15/18	250	285
NBCUniversal Media LLC,
2.88%, 1/15/23	1,155	1,122
6.40%, 4/30/40	115	143
4.45%, 1/15/43	10	10

		6,455

Railroad - 0.3%
Burlington Northern Santa Fe LLC,
5.75%, 3/15/18	100	111
4.10%, 6/1/21	20	22
3.05%, 9/1/22	575	573
3.75%, 4/1/24	355	362
3.40%, 9/1/24	100	99
6.20%, 8/15/36	455	556
4.95%, 9/15/41	250	260
4.40%, 3/15/42	280	269

FIXED INCOME INDEX FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.8% continued
Railroad - 0.3% continued
CSX Corp.,
4.25%, 6/1/21	$100	$108
3.70%, 11/1/23	50	51
3.40%, 8/1/24	500	500
6.00%, 10/1/36	100	119
6.15%, 5/1/37	190	226
6.22%, 4/30/40	350	428
5.50%, 4/15/41	50	56
4.10%, 3/15/44	15	14
Norfolk Southern Corp.,
5.90%, 6/15/19	320	363
3.25%, 12/1/21	250	257
3.00%, 4/1/22	450	448
7.25%, 2/15/31	500	636
7.05%, 5/1/37	90	117
3.95%, 10/1/42	20	18
Union Pacific Corp.,
4.16%, 7/15/22	437	469
2.75%, 4/15/23	100	97
3.65%, 2/15/24	524	539
4.75%, 9/15/41	100	104
4.30%, 6/15/42	200	197

		6,999

Real Estate - 0.4%
Alexandria Real Estate Equities, Inc.,
4.60%, 4/1/22	100	105
American Campus Communities Operating Partnership L.P.,
4.13%, 7/1/24	100	100
American Tower Corp.,
4.50%, 1/15/18	130	138
4.70%, 3/15/22	375	391
5.00%, 2/15/24	250	264
AvalonBay Communities, Inc.,
6.10%, 3/15/20	150	173
3.63%, 10/1/20	75	78
2.95%, 9/15/22	50	49
Boston Properties L.P.,
5.88%, 10/15/19	500	568
3.85%, 2/1/23	150	154
3.13%, 9/1/23	135	131
Brandywine Operating Partnership L.P.,
5.70%, 5/1/17	150	160
Camden Property Trust,
2.95%, 12/15/22	150	143
Corporate Office Properties L.P.,
3.60%, 5/15/23	90	82
5.25%, 2/15/24	100	102
DDR Corp.,
3.50%, 1/15/21	150	152
4.63%, 7/15/22	100	105
Digital Realty Trust L.P.,
3.63%, 10/1/22	250	244
Duke Realty L.P.,
5.95%, 2/15/17	46	49
4.38%, 6/15/22	100	105
EPR Properties,
7.75%, 7/15/20	50	59
5.75%, 8/15/22	100	107
Equity Commonwealth,
6.25%, 6/15/17	75	79
Equity One, Inc.,
3.75%, 11/15/22	100	99
ERP Operating L.P.,
4.75%, 7/15/20	335	369
4.63%, 12/15/21	185	202
4.50%, 6/1/45	55	53
Essex Portfolio L.P.,
3.25%, 5/1/23	50	48
3.88%, 5/1/24	200	202
Federal Realty Investment Trust,
3.00%, 8/1/22	25	25
HCP, Inc.,
6.00%, 1/30/17	150	160
2.63%, 2/1/20	155	153
5.38%, 2/1/21	745	822
3.15%, 8/1/22	100	96
3.88%, 8/15/24	100	98
Health Care REIT, Inc.,
2.25%, 3/15/18	25	25
4.13%, 4/1/19	75	79
5.13%, 3/15/43	150	150
Healthcare Realty Trust, Inc.,
5.75%, 1/15/21	200	222
Highwoods Realty L.P.,
3.63%, 1/15/23	100	99

NORTHERN FUNDS QUARTERLY REPORT    27    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.8% continued
Real Estate - 0.4% continued
Hospitality Properties Trust,
5.63%, 3/15/17	$500	$528
6.70%, 1/15/18	75	81
5.00%, 8/15/22	300	312
Host Hotels & Resorts L.P.,
4.00%, 6/15/25	215	213
Kilroy Realty L.P.,
3.80%, 1/15/23	200	200
Kimco Realty Corp.,
3.20%, 5/1/21	240	241
Liberty Property L.P.,
6.63%, 10/1/17	50	55
4.13%, 6/15/22	250	255
4.40%, 2/15/24	80	83
Mid-America Apartments L.P.,
3.75%, 6/15/24	100	99
National Retail Properties, Inc.,
3.80%, 10/15/22	100	101
3.30%, 4/15/23	100	97
Piedmont Operating Partnership L.P.,
4.45%, 3/15/24	100	101
Prologis L.P.,
4.50%, 8/15/17	85	90
6.88%, 3/15/20	37	43
Realty Income Corp.,
2.00%, 1/31/18	250	252
3.25%, 10/15/22	265	257
4.65%, 8/1/23	185	195
Regency Centers L.P.,
5.88%, 6/15/17	25	27
Senior Housing Properties Trust,
3.25%, 5/1/19	75	75
6.75%, 12/15/21	125	142
Simon Property Group L.P.,
2.15%, 9/15/17	225	229
2.75%, 2/1/23	100	96
UDR, Inc.,
4.63%, 1/10/22	165	176
Ventas Realty L.P.,
5.70%, 9/30/43	100	107
Ventas Realty L.P./Ventas Capital Corp.,
4.25%, 3/1/22	395	409
3.25%, 8/15/22	320	309
Vornado Realty L.P.,
5.00%, 1/15/22	160	173
Washington Real Estate Investment Trust,
4.95%, 10/1/20	215	232
Weyerhaeuser Co.,
4.63%, 9/15/23	185	197

		11,815

Refining & Marketing - 0.1%
Marathon Petroleum Corp.,
5.13%, 3/1/21	75	82
3.63%, 9/15/24	250	246
6.50%, 3/1/41	260	295
Phillips 66,
2.95%, 5/1/17	150	154
4.65%, 11/15/34	275	269
4.88%, 11/15/44	200	191
Valero Energy Corp.,
9.38%, 3/15/19	100	123
7.50%, 4/15/32	765	931
10.50%, 3/15/39	325	507

		2,798

Restaurants - 0.2%
Darden Restaurants, Inc.,
3.35%, 11/1/22	24	23
McDonald’s Corp.,
5.80%, 10/15/17	750	822
5.35%, 3/1/18	100	110
2.20%, 5/26/20	1,890	1,869
3.63%, 5/20/21	100	105
6.30%, 10/15/37	505	597
3.70%, 2/15/42	100	85
Starbucks Corp.,
3.85%, 10/1/23	200	210
4.30%, 6/15/45	200	197
Yum! Brands, Inc.,
3.75%, 11/1/21	35	35
6.88%, 11/15/37	142	165

		4,218

Retail - Consumer Discretionary - 0.3%
Amazon.com, Inc.,
2.60%, 12/5/19	530	533
2.50%, 11/29/22	150	142
3.80%, 12/5/24	500	502

FIXED INCOME INDEX FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.8% continued
Retail - Consumer Discretionary - 0.3% continued
4.80%, 12/5/34	$50	$50
AutoZone, Inc.,
4.00%, 11/15/20	250	266
2.50%, 4/15/21	95	93
3.70%, 4/15/22	55	56
3.13%, 7/15/23	135	131
eBay, Inc.,
2.20%, 8/1/19	100	100
2.60%, 7/15/22	500	464
4.00%, 7/15/42	235	191
Home Depot (The), Inc.,
2.25%, 9/10/18	65	66
4.40%, 4/1/21	250	276
2.63%, 6/1/22	475	467
2.70%, 4/1/23	125	122
5.88%, 12/16/36	350	421
5.95%, 4/1/41	405	493
4.88%, 2/15/44	405	433
Lowe’s Cos., Inc.,
1.63%, 4/15/17	50	51
4.63%, 4/15/20	100	109
3.12%, 4/15/22	500	506
3.88%, 9/15/23	400	425
3.13%, 9/15/24	150	150
5.80%, 10/15/36	100	117
5.80%, 4/15/40	350	413
5.13%, 11/15/41	50	55
4.65%, 4/15/42	50	52
QVC, Inc.,
4.45%, 2/15/25	415	400
5.45%, 8/15/34	450	408
Staples, Inc.,
2.75%, 1/12/18	125	126
TJX (The) Cos., Inc.,
2.75%, 6/15/21	150	152
2.50%, 5/15/23	705	675

		8,445

Retail - Consumer Staples - 0.0%
Bunge Ltd. Finance Corp.,
3.20%, 6/15/17	250	257
8.50%, 6/15/19	60	73
Sysco Corp.,
2.60%, 6/12/22	95	93
6.63%, 3/17/39	200	259
4.50%, 10/2/44	250	252

		934

Semiconductors - 0.1%
Altera Corp.,
1.75%, 5/15/17	35	35
2.50%, 11/15/18	20	20
4.10%, 11/15/23	210	221
Applied Materials, Inc.,
5.85%, 6/15/41	100	114
Broadcom Corp.,
2.50%, 8/15/22	365	355
Intel Corp.,
1.35%, 12/15/17	280	280
2.70%, 12/15/22	920	900
4.00%, 12/15/32	150	144
4.80%, 10/1/41	250	251
Maxim Integrated Products, Inc.,
3.38%, 3/15/23	50	49
QUALCOMM, Inc.,
4.65%, 5/20/35	760	736
Texas Instruments, Inc.,
0.88%, 3/12/17	250	250
1.00%, 5/1/18	300	296

		3,651

Software & Services - 0.6%
Autodesk, Inc.,
1.95%, 12/15/17	75	75
3.60%, 12/15/22	500	497
CA, Inc.,
2.88%, 8/15/18	80	82
4.50%, 8/15/23	250	260
Computer Sciences Corp.,
4.45%, 9/15/22	200	205
Equifax, Inc.,
3.30%, 12/15/22	365	363
International Business Machines Corp.,
1.25%, 2/6/17	250	252
7.63%, 10/15/18	1,045	1,240
8.38%, 11/1/19	465	585
2.90%, 11/1/21	235	239
3.38%, 8/1/23	800	804

NORTHERN FUNDS QUARTERLY REPORT    29    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.8% continued
Software & Services - 0.6% continued
3.63%, 2/12/24	$445	$451
6.50%, 1/15/28	100	126
5.60%, 11/30/39	275	313
Intuit, Inc.,
5.75%, 3/15/17	100	107
McGraw Hill Financial, Inc.,
5.90%, 11/15/17	75	82
Microsoft Corp.,
0.88%, 11/15/17	125	125
1.00%, 5/1/18	100	100
4.20%, 6/1/19	250	273
1.85%, 2/12/20	500	500
2.70%, 2/12/25	1,310	1,262
3.50%, 2/12/35	175	160
5.20%, 6/1/39	365	409
4.50%, 10/1/40	700	713
5.30%, 2/8/41	190	214
3.50%, 11/15/42	150	130
3.75%, 2/12/45	350	316
Moody’s Corp.,
4.88%, 2/15/24	250	269
Oracle Corp.,
5.75%, 4/15/18	295	328
5.00%, 7/8/19	150	167
2.25%, 10/8/19	335	337
2.50%, 10/15/22	535	516
3.40%, 7/8/24	2,075	2,080
2.95%, 5/15/25	1,000	962
6.50%, 4/15/38	550	690
6.13%, 7/8/39	100	121
5.38%, 7/15/40	60	66
4.13%, 5/15/45	75	70
Symantec Corp.,
2.75%, 6/15/17	410	415
4.20%, 9/15/20	140	145
Xerox Corp.,
6.75%, 2/1/17	500	539
6.35%, 5/15/18	410	457
5.63%, 12/15/19	120	135
2.80%, 5/15/20	290	289
3.80%, 5/15/24	130	124
6.75%, 12/15/39	60	67

		17,660

Supermarkets & Pharmacies - 0.2%
CVS Health Corp.,
5.75%, 6/1/17	211	228
2.25%, 8/12/19	95	95
4.75%, 5/18/20	250	277
4.13%, 5/15/21	100	107
2.75%, 12/1/22	350	337
3.38%, 8/12/24	1,000	982
6.13%, 9/15/39	500	591
Kroger (The) Co.,
2.20%, 1/15/17	190	193
6.15%, 1/15/20	25	29
2.95%, 11/1/21	660	656
3.40%, 4/15/22	400	403
7.50%, 4/1/31	200	257
6.90%, 4/15/38	100	124
Walgreen Co.,
5.25%, 1/15/19	525	576
Walgreens Boots Alliance, Inc.,
1.75%, 11/17/17	35	35
2.70%, 11/18/19	100	100
4.50%, 11/18/34	50	47

		5,037

Tobacco - 0.3%
Altria Group, Inc.,
9.25%, 8/6/19	56	70
4.75%, 5/5/21	725	786
2.85%, 8/9/22	100	96
2.95%, 5/2/23	100	95
9.95%, 11/10/38	49	79
10.20%, 2/6/39	33	54
4.25%, 8/9/42	135	120
4.50%, 5/2/43	250	232
5.38%, 1/31/44	370	391
Philip Morris International, Inc.,
1.63%, 3/20/17	500	505
5.65%, 5/16/18	625	694
4.50%, 3/26/20	250	274
4.13%, 5/17/21	250	270
2.90%, 11/15/21	300	303
2.63%, 3/6/23	100	96
6.38%, 5/16/38	280	344
3.88%, 8/21/42	150	133
4.13%, 3/4/43	100	92

FIXED INCOME INDEX FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.8% continued
Tobacco - 0.3% continued
4.88%, 11/15/43	$100	$103
4.25%, 11/10/44	350	329
Reynolds American, Inc.,
3.25%, 6/12/20	600	608
3.25%, 11/1/22	175	169
7.25%, 6/15/37	500	600
4.75%, 11/1/42	205	186
6.15%, 9/15/43	65	70
5.85%, 8/15/45	310	325
RJ Reynolds Tobacco Co.,
2.30%, 8/21/17	100	100

		7,124

Transportation & Logistics - 0.2%
Cummins, Inc.,
4.88%, 10/1/43	90	96
FedEx Corp.,
8.00%, 1/15/19	290	347
2.30%, 2/1/20	250	248
2.70%, 4/15/23	35	34
4.00%, 1/15/24	100	104
3.88%, 8/1/42	50	43
4.10%, 4/15/43	50	45
JB Hunt Transport Services, Inc.,
3.85%, 3/15/24	95	98
PACCAR Financial Corp.,
1.15%, 8/16/16	65	65
1.60%, 3/15/17	90	91
1.45%, 3/9/18	365	365
2.20%, 9/15/19	100	101
Ryder System, Inc.,
2.50%, 3/1/17	65	66
3.50%, 6/1/17	45	47
2.50%, 3/1/18	100	101
2.55%, 6/1/19	135	135
2.65%, 3/2/20	900	898
United Parcel Service of America, Inc.,
8.38%, 4/1/20	50	64
United Parcel Service, Inc.,
5.50%, 1/15/18	775	855
3.13%, 1/15/21	155	161
6.20%, 1/15/38	160	200
3.63%, 10/1/42	105	96

		4,260

Travel & Lodging - 0.1%
Hyatt Hotels Corp.,
3.38%, 7/15/23	105	102
Marriott International, Inc.,
3.00%, 3/1/19	250	256
3.38%, 10/15/20	125	129
3.13%, 10/15/21	750	749
3.25%, 9/15/22	50	49
Starwood Hotels & Resorts Worldwide, Inc.,
6.75%, 5/15/18	200	224
3.13%, 2/15/23	150	143
Wyndham Worldwide Corp.,
2.95%, 3/1/17	185	188
2.50%, 3/1/18	20	20
4.25%, 3/1/22	100	100

		1,960

Utilities - 1.7%
AGL Capital Corp.,
3.50%, 9/15/21	650	678
5.88%, 3/15/41	100	118
Alabama Power Co.,
6.13%, 5/15/38	50	62
5.50%, 3/15/41	150	172
4.10%, 1/15/42	75	71
3.85%, 12/1/42	60	55
Ameren Illinois Co.,
2.70%, 9/1/22	500	491
American Electric Power Co., Inc.,
1.65%, 12/15/17	40	40
American Water Capital Corp.,
3.40%, 3/1/25	35	35
6.59%, 10/15/37	125	162
4.30%, 12/1/42	75	74
Appalachian Power Co.,
4.60%, 3/30/21	250	272
6.38%, 4/1/36	1,000	1,221
7.00%, 4/1/38	75	95
Arizona Public Service Co.,
8.75%, 3/1/19	250	306
4.50%, 4/1/42	230	231
4.70%, 1/15/44	100	104
Atmos Energy Corp.,
4.15%, 1/15/43	250	236
4.13%, 10/15/44	75	72

NORTHERN FUNDS QUARTERLY REPORT    31    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.8% continued
Utilities - 1.7% continued
Baltimore Gas & Electric Co.,
5.90%, 10/1/16	$50	$53
3.50%, 11/15/21	275	285
Berkshire Hathaway Energy Co.,
2.40%, 2/1/20	150	149
6.13%, 4/1/36	600	707
6.50%, 9/15/37	200	245
CenterPoint Energy Houston Electric LLC,
2.25%, 8/1/22	105	99
4.50%, 4/1/44	50	51
CenterPoint Energy Resources Corp.,
6.00%, 5/15/18	85	95
6.63%, 11/1/37	50	62
5.85%, 1/15/41	50	57
CenterPoint Energy, Inc.,
6.50%, 5/1/18	40	45
Cleveland Electric Illuminating (The) Co.,
5.70%, 4/1/17	130	139
CMS Energy Corp.,
6.25%, 2/1/20	200	232
4.70%, 3/31/43	301	302
Commonwealth Edison Co.,
5.95%, 8/15/16	125	132
1.95%, 9/1/16	100	101
6.15%, 9/15/17	225	248
5.80%, 3/15/18	300	334
6.45%, 1/15/38	200	254
3.80%, 10/1/42	90	82
4.60%, 8/15/43	100	103
Connecticut Light & Power (The) Co.,
2.50%, 1/15/23	420	402
4.30%, 4/15/44	15	15
Consolidated Edison Co. of New York, Inc.,
4.45%, 6/15/20	250	274
3.30%, 12/1/24	185	185
5.30%, 3/1/35	150	169
5.85%, 3/15/36	100	117
6.20%, 6/15/36	200	245
6.75%, 4/1/38	100	130
5.50%, 12/1/39	85	97
5.70%, 6/15/40	450	521
4.45%, 3/15/44	100	99
Constellation Energy Group, Inc.,
7.60%, 4/1/32	100	130
Dominion Gas Holdings LLC,
2.50%, 12/15/19	280	283
Dominion Resources, Inc.,
1.95%, 8/15/16	200	202
1.40%, 9/15/17	150	150
6.40%, 6/15/18	20	23
2.50%, 12/1/19	90	90
5.25%, 8/1/33	250	263
5.95%, 6/15/35	750	849
7.00%, 6/15/38	20	25
4.90%, 8/1/41	35	36
4.05%, 9/15/42	100	90
DTE Energy Co.,
6.38%, 4/15/33	50	62
Duke Energy Carolinas LLC,
1.75%, 12/15/16	70	71
5.25%, 1/15/18	200	220
5.10%, 4/15/18	65	71
3.90%, 6/15/21	50	53
6.45%, 10/15/32	106	135
6.10%, 6/1/37	150	183
6.00%, 1/15/38	35	43
6.05%, 4/15/38	175	216
3.75%, 6/1/45	350	319
Duke Energy Corp.,
1.63%, 8/15/17	100	100
6.25%, 6/15/18	100	113
3.75%, 4/15/24	100	102
Duke Energy Florida, Inc.,
5.80%, 9/15/17	50	55
5.65%, 6/15/18	225	251
3.10%, 8/15/21	25	26
6.35%, 9/15/37	50	64
6.40%, 6/15/38	285	367
Duke Energy Indiana, Inc.,
6.45%, 4/1/39	250	321
4.20%, 3/15/42	100	97
Duke Energy Ohio, Inc.,
3.80%, 9/1/23	130	135
Duke Energy Progress, Inc.,
5.30%, 1/15/19	150	167
3.00%, 9/15/21	150	153
2.80%, 5/15/22	100	98
4.10%, 3/15/43	200	191

FIXED INCOME INDEX FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.8% continued
Utilities - 1.7% continued
Entergy Corp.,
4.70%, 1/15/17	$125	$130
Entergy Louisiana LLC,
6.50%, 9/1/18	100	114
5.40%, 11/1/24	150	173
Entergy Texas, Inc.,
7.13%, 2/1/19	250	291
Eversource Energy,
2.80%, 5/1/23	105	101
3.15%, 1/15/25	100	97
Exelon Corp.,
5.63%, 6/15/35	75	80
Florida Power & Light Co.,
5.55%, 11/1/17	225	246
5.65%, 2/1/37	350	417
5.95%, 2/1/38	150	183
5.69%, 3/1/40	400	478
4.13%, 2/1/42	250	247
4.05%, 6/1/42	100	97
Georgia Power Co.,
4.25%, 12/1/19	500	545
2.85%, 5/15/22	100	98
5.40%, 6/1/40	250	277
4.30%, 3/15/42	60	57
4.30%, 3/15/43	100	95
Great Plains Energy, Inc.,
5.29%, 6/15/22	220	245
Interstate Power & Light Co.,
4.70%, 10/15/43	50	53
Kansas City Power & Light Co.,
3.15%, 3/15/23	500	491
5.30%, 10/1/41	50	54
KeySpan Corp.,
5.80%, 4/1/35	425	478
MidAmerican Energy Co.,
5.30%, 3/15/18	500	549
3.50%, 10/15/24	100	102
4.80%, 9/15/43	100	106
4.40%, 10/15/44	150	150
Midamerican Funding LLC,
6.93%, 3/1/29	50	65
National Fuel Gas Co.,
4.90%, 12/1/21	150	155
3.75%, 3/1/23	250	232
Nevada Power Co.,
6.65%, 4/1/36	100	129
6.75%, 7/1/37	1,000	1,315
5.45%, 5/15/41	35	40
NextEra Energy Capital Holdings, Inc.,
6.65%, 6/15/67	25	23
NiSource Finance Corp.,
5.45%, 9/15/20	200	225
5.95%, 6/15/41	100	116
5.25%, 2/15/43	100	107
4.80%, 2/15/44	80	82
NSTAR Electric Co.,
2.38%, 10/15/22	100	95
Oglethorpe Power Corp.,
5.38%, 11/1/40	150	165
4.20%, 12/1/42	50	46
4.55%, 6/1/44	260	256
Ohio Power Co.,
6.60%, 2/15/33	100	125
Oklahoma Gas & Electric Co.,
4.55%, 3/15/44	65	67
Oncor Electric Delivery Co. LLC,
6.80%, 9/1/18	225	260
4.10%, 6/1/22	250	263
7.25%, 1/15/33	200	268
7.50%, 9/1/38	145	204
Pacific Gas & Electric Co.,
5.63%, 11/30/17	660	720
4.25%, 5/15/21	432	462
3.25%, 9/15/21	45	46
2.45%, 8/15/22	100	95
6.05%, 3/1/34	550	661
5.80%, 3/1/37	100	116
5.40%, 1/15/40	160	177
3.75%, 8/15/42	50	44
4.60%, 6/15/43	125	126
4.30%, 3/15/45	250	240
PacifiCorp,
2.95%, 2/1/22	100	100
5.25%, 6/15/35	50	56
6.10%, 8/1/36	200	246
6.25%, 10/15/37	275	343
6.00%, 1/15/39	60	73

NORTHERN FUNDS QUARTERLY REPORT    33    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.8% continued
Utilities - 1.7% continued
PECO Energy Co.,
5.35%, 3/1/18	$25	$27
4.80%, 10/15/43	100	107
Potomac Electric Power Co.,
3.60%, 3/15/24	150	153
PPL Capital Funding, Inc.,
4.20%, 6/15/22	50	53
3.50%, 12/1/22	35	35
5.00%, 3/15/44	100	105
PPL Electric Utilities Corp.,
3.00%, 9/15/21	500	506
2.50%, 9/1/22	50	48
6.25%, 5/15/39	275	349
5.20%, 7/15/41	35	39
4.13%, 6/15/44	100	97
Progress Energy, Inc.,
3.15%, 4/1/22	1,160	1,160
7.75%, 3/1/31	50	67
PSEG Power LLC,
2.75%, 9/15/16	35	36
2.45%, 11/15/18	35	35
Public Service Co. of Colorado,
3.20%, 11/15/20	1,000	1,042
2.25%, 9/15/22	100	96
2.50%, 3/15/23	150	144
Public Service Co. of Oklahoma,
4.40%, 2/1/21	50	54
6.63%, 11/15/37	125	158
Public Service Electric & Gas Co.,
5.30%, 5/1/18	575	634
2.30%, 9/15/18	165	169
3.00%, 5/15/25	500	490
5.38%, 11/1/39	250	287
3.95%, 5/1/42	50	47
3.65%, 9/1/42	30	27
Puget Sound Energy, Inc.,
5.48%, 6/1/35	25	29
6.27%, 3/15/37	75	94
5.80%, 3/15/40	250	302
5.64%, 4/15/41	80	95
San Diego Gas & Electric Co.,
3.00%, 8/15/21	65	67
3.60%, 9/1/23	200	207
6.13%, 9/15/37	50	65
4.50%, 8/15/40	150	155
3.95%, 11/15/41	100	96
4.30%, 4/1/42	150	151
SCANA Corp.,
4.75%, 5/15/21	75	79
4.13%, 2/1/22	135	136
Sempra Energy,
2.30%, 4/1/17	80	81
6.15%, 6/15/18	400	449
2.40%, 3/15/20	250	248
2.88%, 10/1/22	60	58
6.00%, 10/15/39	250	296
Sierra Pacific Power Co.,
3.38%, 8/15/23	160	162
South Carolina Electric & Gas Co.,
5.25%, 11/1/18	116	130
6.05%, 1/15/38	265	318
4.35%, 2/1/42	115	110
5.10%, 6/1/65	50	50
Southern (The) Co.,
1.95%, 9/1/16	200	202
2.45%, 9/1/18	35	36
Southern California Edison Co.,
5.50%, 8/15/18	100	112
3.88%, 6/1/21	150	161
2.40%, 2/1/22	180	175
6.65%, 4/1/29	300	379
6.00%, 1/15/34	100	121
5.35%, 7/15/35	586	666
5.55%, 1/15/37	275	320
5.95%, 2/1/38	100	122
6.05%, 3/15/39	50	62
5.50%, 3/15/40	150	175
3.90%, 3/15/43	150	140
Southern California Gas Co.,
5.75%, 11/15/35	150	181
3.75%, 9/15/42	575	533
Southern Power Co.,
2.38%, 6/1/20	155	153
5.25%, 7/15/43	60	64
Southwestern Electric Power Co.,
5.88%, 3/1/18	400	442
3.55%, 2/15/22	150	155
6.20%, 3/15/40	200	241

FIXED INCOME INDEX FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.8% continued
Utilities - 1.7% continued
Southwestern Public Service Co.,
6.00%, 10/1/36	$100	$119
Tampa Electric Co.,
2.60%, 9/15/22	220	212
4.10%, 6/15/42	50	48
Transcontinental Gas Pipe Line Co. LLC,
5.40%, 8/15/41	130	125
4.45%, 8/1/42	775	649
Union Electric Co.,
6.40%, 6/15/17	400	438
3.90%, 9/15/42	50	47
Virginia Electric & Power Co.,
1.20%, 1/15/18	75	75
5.40%, 4/30/18	425	471
2.95%, 1/15/22	95	95
6.00%, 1/15/36	50	60
8.88%, 11/15/38	300	462
4.65%, 8/15/43	150	156
4.45%, 2/15/44	75	75
Westar Energy, Inc.,
4.13%, 3/1/42	215	208
4.10%, 4/1/43	60	59
4.63%, 9/1/43	150	157
Western Massachusetts Electric Co.,
3.50%, 9/15/21	85	88
Wisconsin Electric Power Co.,
5.70%, 12/1/36	150	183
Wisconsin Power & Light Co.,
2.25%, 11/15/22	300	285
4.10%, 10/15/44	100	97
Xcel Energy, Inc.,
4.70%, 5/15/20	100	109
6.50%, 7/1/36	100	125

		48,101

Waste & Environment Services & Equipment - 0.1%
Republic Services, Inc.,
3.80%, 5/15/18	165	174
5.50%, 9/15/19	220	246
5.00%, 3/1/20	400	440
5.25%, 11/15/21	500	560
3.55%, 6/1/22	100	101
3.20%, 3/15/25	290	279
Waste Management, Inc.,
2.60%, 9/1/16	35	36
6.10%, 3/15/18	250	279
2.90%, 9/15/22	110	108
3.90%, 3/1/35	125	115
4.10%, 3/1/45	500	456

		2,794

Wireless Telecommunications Services - 0.8%
Alltel Corp.,
7.88%, 7/1/32	100	133
AT&T, Inc.,
2.38%, 11/27/18	50	50
2.45%, 6/30/20	1,990	1,951
3.88%, 8/15/21	130	134
3.00%, 6/30/22	1,405	1,357
3.40%, 5/15/25	1,645	1,569
6.45%, 6/15/34	390	440
6.15%, 9/15/34	125	138
6.50%, 9/1/37	600	678
6.30%, 1/15/38	420	466
6.40%, 5/15/38	99	111
6.55%, 2/15/39	85	98
5.35%, 9/1/40	433	426
5.55%, 8/15/41	142	145
4.80%, 6/15/44	250	233
4.75%, 5/15/46	1,000	910
New Cingular Wireless Services, Inc.,
8.75%, 3/1/31	400	555
Verizon Communications, Inc.,
2.63%, 2/21/20	85	85
4.50%, 9/15/20	1,000	1,079
4.60%, 4/1/21	225	242
3.00%, 11/1/21	280	276
3.50%, 11/1/21	260	263
5.15%, 9/15/23	775	848
4.15%, 3/15/24	1,000	1,026
7.75%, 12/1/30	500	649
6.40%, 9/15/33	885	1,014
6.25%, 4/1/37	740	836
6.40%, 2/15/38	1,365	1,555
8.95%, 3/1/39	650	931
7.35%, 4/1/39	1,005	1,254
6.00%, 4/1/41	180	198
6.55%, 9/15/43	590	690
4.86%, 8/21/46	500	468
5.01%, 8/21/54	305	280

NORTHERN FUNDS QUARTERLY REPORT    35    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.8% continued
Wireless Telecommunications Services - 0.8% continued
Verizon New York, Inc.,
7.38%, 4/1/32	$315	$375

		21,463

Wireline Telecommunications Services - 0.1%
Embarq Corp.,
8.00%, 6/1/36	265	294
GTE Corp.,
8.75%, 11/1/21	1,370	1,754
6.94%, 4/15/28	150	181
Qwest Corp.,
6.88%, 9/15/33	125	123

		2,352

Total Corporate Bonds (Cost $533,287)		545,658

FOREIGN ISSUER BONDS - 8.5%
Advertising & Marketing - 0.0%
WPP Finance 2010,
3.63%, 9/7/22	100	101

Banks - 0.9%
Abbey National Treasury Services PLC,
3.05%, 8/23/18	200	207
2.38%, 3/16/20	750	747
4.00%, 3/13/24	250	258
Australia & New Zealand Banking Group Ltd.,
2.25%, 6/13/19	500	502
Barclays Bank PLC,
5.14%, 10/14/20	500	544
3.75%, 5/15/24	1,165	1,170
BPCE S.A.,
1.61%, 7/25/17	250	250
2.50%, 7/15/19	500	504
4.00%, 4/15/24	250	252
Canadian Imperial Bank of Commerce,
1.35%, 7/18/16	250	251
1.55%, 1/23/18	150	150
Commonwealth Bank of Australia,
1.13%, 3/13/17	300	300
2.50%, 9/20/18	250	256
2.25%, 3/13/19	250	251
2.30%, 3/12/20	1,000	999
Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A.,
1.70%, 3/19/18	125	125
4.50%, 1/11/21	1,000	1,090
3.88%, 2/8/22	750	780
3.95%, 11/9/22	250	250
3.38%, 5/21/25	500	487
5.75%, 12/1/43	250	275
Credit Suisse,
6.00%, 2/15/18	250	274
1.70%, 4/27/18	500	497
5.30%, 8/13/19	1,000	1,114
5.40%, 1/14/20	500	553
3.00%, 10/29/21	250	248
3.63%, 9/9/24	750	746
Credit Suisse Group Funding Guernsey Ltd.,
4.88%, 5/15/45	500	481
Deutsche Bank A.G.,
6.00%, 9/1/17	1,225	1,333
2.50%, 2/13/19	250	251
Lloyds Bank PLC,
2.35%, 9/5/19	750	750
National Australia Bank Ltd.,
1.30%, 7/25/16	250	252
2.75%, 3/9/17	250	257
National Bank of Canada,
1.45%, 11/7/17	250	250
Sumitomo Mitsui Banking Corp.,
1.80%, 7/18/17	250	252
2.50%, 7/19/18	250	255
2.25%, 7/11/19	785	783
2.45%, 1/16/20	510	511
3.00%, 1/18/23	210	205
Svenska Handelsbanken AB,
1.63%, 3/21/18	900	902
2.50%, 1/25/19	250	254
Toronto-Dominion Bank(The),
2.50%, 7/14/16	150	153
2.38%, 10/19/16	565	576
1.40%, 4/30/18	165	165
2.63%, 9/10/18	200	206
2.25%, 11/5/19	270	271
UBS A.G.,
5.88%, 7/15/16	450	470

FIXED INCOME INDEX FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.5% continued
Banks - 0.9% continued
5.88%, 12/20/17	$372	$409
5.75%, 4/25/18	125	138
2.38%, 8/14/19	500	500
4.88%, 8/4/20	400	442
Westpac Banking Corp.,
2.00%, 8/14/17	300	304
1.50%, 12/1/17	450	451
2.25%, 7/30/18	250	254
2.25%, 1/17/19	250	253
4.88%, 11/19/19	250	277
2.30%, 5/26/20	350	349

		25,034

Chemicals - 0.1%
Agrium, Inc.,
3.15%, 10/1/22	200	194
3.38%, 3/15/25	635	604
7.13%, 5/23/36	100	124
6.13%, 1/15/41	100	113
5.25%, 1/15/45	250	252
LYB International Finance B.V.,
4.00%, 7/15/23	185	189
5.25%, 7/15/43	500	509
4.88%, 3/15/44	65	63
LyondellBasell Industries N.V.,
5.00%, 4/15/19	500	542
4.63%, 2/26/55	35	31
Potash Corp. of Saskatchewan, Inc.,
6.50%, 5/15/19	635	734
3.00%, 4/1/25	180	172
5.88%, 12/1/36	50	58
5.63%, 12/1/40	250	282

		3,867

Communications Equipment - 0.0%
Telefonaktiebolaget LM Ericsson,
4.13%, 5/15/22	150	155

Diversified Banks - 0.5%
Bank of Montreal,
1.30%, 7/15/16	150	151
2.50%, 1/11/17	500	511
1.40%, 9/11/17	250	251
1.45%, 4/9/18	250	249
2.38%, 1/25/19	35	36
2.55%, 11/6/22	300	292
Bank of Nova Scotia (The),
1.38%, 7/15/16	250	252
2.55%, 1/12/17	500	511
1.25%, 4/11/17	150	150
1.30%, 7/21/17	100	100
1.38%, 12/18/17	250	249
2.05%, 6/5/19	700	697
2.13%, 9/11/19	225	226
1.85%, 4/14/20	200	198
4.38%, 1/13/21	250	273
Barclays Bank PLC,
3.65%, 3/16/25	700	662
BNP Paribas S.A.,
2.38%, 9/14/17	625	634
2.45%, 3/17/19	110	111
5.00%, 1/15/21	1,000	1,105
3.25%, 3/3/23	250	248
HSBC Holdings PLC,
5.10%, 4/5/21	1,100	1,226
4.88%, 1/14/22	500	551
4.00%, 3/30/22	500	524
6.50%, 9/15/37	300	362
6.80%, 6/1/38	150	186
Royal Bank of Canada,
2.30%, 7/20/16	250	254
1.13%, 7/22/16	275	277
1.45%, 9/9/16	100	101
1.25%, 6/16/17	100	100
1.20%, 9/19/17	375	374
1.40%, 10/13/17	500	501
2.20%, 7/27/18	350	356
2.00%, 10/1/18	320	325
2.15%, 3/15/19	500	503
2.20%, 9/23/19	275	277
1.88%, 2/5/20	325	322
2.15%, 3/6/20	500	499
Royal Bank of Scotland Group PLC,
6.40%, 10/21/19	200	224
Societe Generale S.A.,
2.75%, 10/12/17	250	256
2.63%, 10/1/18	250	255

		14,379

NORTHERN FUNDS QUARTERLY REPORT    37    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.5% continued
Exploration & Production - 0.4%
Alberta Energy Co. Ltd.,
7.38%, 11/1/31	$75	$88
Burlington Resources Finance Co.,
7.20%, 8/15/31	320	413
7.40%, 12/1/31	120	159
Canadian Natural Resources Ltd.,
1.75%, 1/15/18	335	333
3.45%, 11/15/21	275	279
3.90%, 2/1/25	175	173
6.25%, 3/15/38	150	166
6.75%, 2/1/39	200	238
CNOOC Finance 2013 Ltd.,
3.00%, 5/9/23	250	237
4.25%, 5/9/43	100	94
Encana Corp.,
3.90%, 11/15/21	330	337
6.50%, 8/15/34	100	107
6.63%, 8/15/37	305	328
Nexen Energy ULC,
6.20%, 7/30/19	60	68
7.88%, 3/15/32	75	102
5.88%, 3/10/35	210	232
6.40%, 5/15/37	390	467
Petro-Canada,
6.05%, 5/15/18	50	55
5.95%, 5/15/35	100	115
6.80%, 5/15/38	180	227
Petroleos Mexicanos,
3.50%, 7/18/18	85	88
5.50%, 1/21/21	570	618
4.88%, 1/24/22	4,000	4,159
3.50%, 1/30/23	75	71
6.63%, 6/15/35	200	213
6.50%, 6/2/41	190	198
5.63%, 1/23/46(5) (6)	1,000	934
Talisman Energy, Inc.,
7.75%, 6/1/19	560	642
7.25%, 10/15/27	400	457
6.25%, 2/1/38	30	29

		11,627

Financial Services - 0.0%
Invesco Finance PLC,
4.00%, 1/30/24	100	102
Nomura Holdings, Inc.,
6.70%, 3/4/20	386	453

		555

Food & Beverage - 0.1%
Diageo Capital PLC,
5.50%, 9/30/16	150	159
1.50%, 5/11/17	235	235
5.75%, 10/23/17	850	927
1.13%, 4/29/18	275	272
3.88%, 4/29/43	175	155

		1,748

Government Agencies - 0.2%
Hydro-Quebec,
1.38%, 6/19/17	250	252
9.40%, 2/1/21	200	267
Japan Bank for International Cooperation,
1.13%, 7/19/17	750	751
1.75%, 11/13/18	500	503
1.75%, 5/29/19	1,000	1,004
Svensk Exportkredit AB,
5.13%, 3/1/17	500	536
1.75%, 5/30/17	250	254
1.88%, 6/23/20	500	499

		4,066

Government Development Banks - 0.8%
Export Development Canada,
0.88%, 1/30/17	750	752
1.50%, 10/3/18	250	252
Export-Import Bank of Korea,
4.00%, 1/11/17	200	208
4.00%, 1/29/21	1,000	1,065
KFW,
0.50%, 7/15/16	1,000	1,000
4.88%, 1/17/17	200	213
1.25%, 2/15/17	500	504
0.88%, 12/15/17	2,000	1,995
4.38%, 3/15/18	375	408
1.88%, 4/1/19	1,000	1,017
1.75%, 10/15/19	1,000	1,006
4.00%, 1/27/20	1,500	1,650
1.88%, 6/30/20	3,000	3,007
2.75%, 9/8/20	500	522
2.75%, 10/1/20	1,000	1,044

FIXED INCOME INDEX FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.5% continued
Government Development Banks - 0.8% continued
2.63%, 1/25/22	$900	$925
2.00%, 10/4/22	250	246
2.13%, 1/17/23	1,000	988
0.00%, 4/18/36(7)	500	254
Korea Development Bank (The),
2.25%, 8/7/17	300	304
3.50%, 8/22/17	850	883
3.00%, 3/17/19	200	206
3.00%, 9/14/22	215	214
Landwirtschaftliche Rentenbank,
2.13%, 7/15/16	250	254
5.13%, 2/1/17	900	962
1.00%, 4/4/18	500	498
1.88%, 9/17/18	200	204
1.38%, 10/23/19	140	139
6/10/25(1)	1,000	986
Oesterreichische Kontrollbank A.G.,
5.00%, 4/25/17	100	107
1.63%, 3/12/19	300	302
2.38%, 10/1/21	1,000	1,014

		23,129

Government Local - 0.0%
Japan Finance Organization for Municipalities,
4.00%, 1/13/21	500	548

Government Regional - 0.3%
Province of British Columbia Canada,
2.65%, 9/22/21	150	154
2.00%, 10/23/22	300	294
7.25%, 9/1/36	175	262
Province of Manitoba Canada,
4.90%, 12/6/16	200	212
1.30%, 4/3/17	165	167
1.75%, 5/30/19	100	101
9.25%, 4/1/20	150	195
2.10%, 9/6/22	100	98
Province of Nova Scotia Canada,
8.25%, 7/30/22	350	467
Province of Ontario Canada,
4.95%, 11/28/16	650	688
1.10%, 10/25/17	625	626
1.20%, 2/14/18	250	250
1.65%, 9/27/19	250	249
4.00%, 10/7/19	835	912
4.40%, 4/14/20	500	556
2.45%, 6/29/22	500	500
Province of Quebec Canada,
5.13%, 11/14/16	250	265
4.63%, 5/14/18	350	383
2.75%, 8/25/21	100	102
2.63%, 2/13/23	875	880
7.50%, 7/15/23	300	398
7.13%, 2/9/24	100	130
2.88%, 10/16/24	250	252
7.50%, 9/15/29	375	543
Province of Saskatchewan Canada,
8.50%, 7/15/22	200	272

		8,956

Hardware - 0.0%
Seagate HDD Cayman,
4.75%, 6/1/23	432	439
5.75%, 12/1/34	142	140

		579

Integrated Oils - 0.6%
BP Capital Markets PLC,
1.38%, 5/10/18	220	219
2.24%, 9/26/18	360	365
4.75%, 3/10/19	870	952
2.52%, 1/15/20	125	126
3.56%, 11/1/21	170	176
3.06%, 3/17/22	300	299
2.50%, 11/6/22	595	566
2.75%, 5/10/23	370	354
3.99%, 9/26/23	120	124
3.81%, 2/10/24	540	550
Cenovus Energy, Inc.,
3.00%, 8/15/22	35	33
3.80%, 9/15/23	20	20
6.75%, 11/15/39	590	669
CNOOC Nexen Finance 2014 ULC,
1.63%, 4/30/17	200	200
4.25%, 4/30/24	300	306
ConocoPhillips Canada Funding Co. I,
5.95%, 10/15/36	125	146
Ecopetrol S.A.,
4.13%, 1/16/25	1,000	923

NORTHERN FUNDS QUARTERLY REPORT    39    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.5% continued
Integrated Oils - 0.6% continued
Husky Energy, Inc.,
6.20%, 9/15/17	$600	$652
7.25%, 12/15/19	200	234
3.95%, 4/15/22	100	100
Petrobras Global Finance B.V.,
6.88%, 1/20/40	190	169
Shell International Finance B.V.,
1.13%, 8/21/17	65	65
4.30%, 9/22/19	925	1,008
2.13%, 5/11/20	220	220
2.25%, 1/6/23	560	529
3.25%, 5/11/25	140	139
6.38%, 12/15/38	870	1,094
4.38%, 5/11/45	200	197
Statoil ASA,
1.80%, 11/23/16	100	101
3.13%, 8/17/17	550	571
1.15%, 5/15/18	200	198
5.25%, 4/15/19	850	950
2.25%, 11/8/19	250	251
7.75%, 6/15/23	100	130
3.70%, 3/1/24	115	119
3.25%, 11/10/24	125	124
7.15%, 1/15/29	250	333
4.25%, 11/23/41	350	341
Suncor Energy, Inc.,
6.10%, 6/1/18	480	535
7.15%, 2/1/32	200	256
5.95%, 12/1/34	50	57
6.50%, 6/15/38	285	347
Total Capital Canada Ltd.,
1.45%, 1/15/18	500	501
Total Capital International S.A.,
1.50%, 2/17/17	500	504
1.55%, 6/28/17	125	126
2.10%, 6/19/19	1,000	1,006
3.70%, 1/15/24	125	129
Total Capital S.A.,
4.25%, 12/15/21	200	218

		17,232

Internet Media - 0.0%
Baidu, Inc.,
3.25%, 8/6/18	210	216
3.50%, 11/28/22	200	198

		414

Life Insurance - 0.0%
AXA S.A.,
8.60%, 12/15/30	75	100

Machinery Manufacturing - 0.0%
Ingersoll-Rand Luxembourg Finance S.A.,
4.65%, 11/1/44	35	34
Tyco Electronics Group S.A.,
6.55%, 10/1/17	50	55
3.50%, 2/3/22	125	127
7.13%, 10/1/37	50	64

		280

Medical Equipment & Devices Manufacturing - 0.1%
Covidien International Finance S.A.,
6.00%, 10/15/17	800	881
2.95%, 6/15/23	100	98
6.55%, 10/15/37	25	32
Koninklijke Philips N.V.,
3.75%, 3/15/22	250	253
6.88%, 3/11/38	225	271
5.00%, 3/15/42	100	99

		1,634

Metals & Mining - 0.4%
Barrick Gold Corp.,
3.85%, 4/1/22	1,175	1,139
4.10%, 5/1/23	295	287
BHP Billiton Finance USA Ltd.,
1.88%, 11/21/16	100	101
1.63%, 2/24/17	600	605
5.40%, 3/29/17	100	108
2.05%, 9/30/18	200	203
6.50%, 4/1/19	200	231
3.25%, 11/21/21	250	254
4.13%, 2/24/42	600	552
Goldcorp, Inc.,
2.13%, 3/15/18	200	201
Rio Tinto Alcan, Inc.,
6.13%, 12/15/33	100	113
5.75%, 6/1/35	100	110
Rio Tinto Finance USA Ltd.,
2.25%, 9/20/16	150	152

FIXED INCOME INDEX FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.5% continued
Metals & Mining - 0.4% continued
6.50%, 7/15/18	$675	$765
9.00%, 5/1/19	575	718
3.75%, 9/20/21	500	518
Rio Tinto Finance USA PLC,
2.00%, 3/22/17	150	152
1.63%, 8/21/17	85	85
2.88%, 8/21/22	1,175	1,138
4.75%, 3/22/42	150	146
4.13%, 8/21/42	300	270
Teck Resources Ltd.,
3.85%, 8/15/17	35	36
3.00%, 3/1/19	85	82
6.00%, 8/15/40	195	154
6.25%, 7/15/41	350	282
5.20%, 3/1/42	125	91
5.40%, 2/1/43	130	97
Vale Overseas Ltd.,
4.63%, 9/15/20	1,830	1,923
4.38%, 1/11/22	155	151

		10,664

Oil & Gas Services & Equipment - 0.1%
Ensco PLC,
4.70%, 3/15/21	800	815
5.20%, 3/15/25	300	297
Noble Holding International Ltd.,
6.05%, 3/1/41	70	58
Weatherford International Ltd.,
6.00%, 3/15/18	725	772
6.50%, 8/1/36	125	113

		2,055

Pharmaceuticals - 0.3%
Actavis Funding SCS,
2.45%, 6/15/19	125	124
3.00%, 3/12/20	1,000	1,002
3.80%, 3/15/25	1,180	1,159
4.85%, 6/15/44	750	724
4.75%, 3/15/45	420	400
AstraZeneca PLC,
5.90%, 9/15/17	325	357
1.95%, 9/18/19	225	224
6.45%, 9/15/37	450	573
4.00%, 9/18/42	250	234
GlaxoSmithKline Capital PLC,
1.50%, 5/8/17	250	252
Novartis Securities Investment Ltd.,
5.13%, 2/10/19	850	946
Sanofi,
1.25%, 4/10/18	40	40
4.00%, 3/29/21	500	535
Teva Pharmaceutical Finance Co. B.V.,
2.40%, 11/10/16	200	203
3.65%, 11/10/21	16	16
2.95%, 12/18/22	138	133
Teva Pharmaceutical Finance IV B.V.,
3.65%, 11/10/21	210	214

		7,136

Pipeline - 0.1%
Enbridge, Inc.,
4.00%, 10/1/23	150	146
4.50%, 6/10/44	40	33
TransCanada PipeLines Ltd.,
6.50%, 8/15/18	215	244
9.88%, 1/1/21	175	233
5.85%, 3/15/36	275	304
6.20%, 10/15/37	125	142
7.63%, 1/15/39	715	940
6.35%, 5/15/67	100	95

		2,137

Property & Casualty Insurance - 0.1%
Allied World Assurance Co. Holdings Ltd.,
7.50%, 8/1/16	100	106
Aon PLC,
4.25%, 12/12/42	450	403
Aspen Insurance Holdings Ltd.,
4.65%, 11/15/23	270	276
Endurance Specialty Holdings Ltd.,
7.00%, 7/15/34	100	117
Trinity Acquisition PLC,
6.13%, 8/15/43	75	82
Willis Group Holdings PLC,
5.75%, 3/15/21	450	505
XLIT Ltd.,
4.45%, 3/31/25	210	208

NORTHERN FUNDS QUARTERLY REPORT    41    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.5% continued
Property & Casualty Insurance - 0.1% continued
6.25%, 5/15/27	$50	$59
5.25%, 12/15/43	250	258

		2,014

Publishing & Broadcasting - 0.0%
Grupo Televisa S.A.B.,
6.63%, 1/15/40	570	658

Railroad - 0.1%
Canadian National Railway Co.,
5.55%, 3/1/19	500	562
2.85%, 12/15/21	85	86
6.90%, 7/15/28	25	33
6.25%, 8/1/34	15	19
6.20%, 6/1/36	40	50
6.38%, 11/15/37	20	26
3.50%, 11/15/42	150	130
Canadian Pacific Railway Co.,
6.50%, 5/15/18	50	56
5.95%, 5/15/37	50	59
Kansas City Southern de Mexico S.A.de C.V.,
2.35%, 5/15/20	100	98

		1,119

Software & Services - 0.0%
Thomson Reuters Corp.,
3.95%, 9/30/21	200	210
5.50%, 8/15/35	150	161
5.65%, 11/23/43	285	302

		673

Sovereigns - 1.4%
Brazilian Government International Bond,
6.00%, 1/17/17	1,250	1,334
8.00%, 1/15/18	133	144
8.88%, 10/14/19	1,075	1,336
4.88%, 1/22/21	1,000	1,045
8.88%, 4/15/24	600	789
10.13%, 5/15/27	500	738
7.13%, 1/20/37	250	283
11.00%, 8/17/40	835	845
5.63%, 1/7/41	635	606
Canada Government International Bond,
0.88%, 2/14/17	545	547
1.63%, 2/27/19	165	167
Chile Government International Bond,
3.25%, 9/14/21	400	417
3.63%, 10/30/42	200	179
Colombia Government International Bond,
7.38%, 1/27/17	500	544
7.38%, 3/18/19	250	290
4.38%, 7/12/21	1,000	1,046
7.38%, 9/18/37	350	431
6.13%, 1/18/41	250	271
5.63%, 2/26/44	500	506
5.00%, 6/15/45	500	463
Israel Government International Bond,
5.50%, 11/9/16	225	239
5.13%, 3/26/19	250	280
4.00%, 6/30/22	250	267
4.50%, 1/30/43	200	196
Italy Government International Bond,
5.25%, 9/20/16	1,000	1,049
5.38%, 6/12/17	1,675	1,802
5.38%, 6/15/33	175	196
Mexico Government International Bond,
5.63%, 1/15/17	770	820
5.95%, 3/19/19	500	561
5.13%, 1/15/20	1,360	1,499
3.50%, 1/21/21	1,000	1,020
4.00%, 10/2/23	150	154
7.50%, 4/8/33	100	134
6.75%, 9/27/34	750	941
6.05%, 1/11/40	820	931
4.75%, 3/8/44	1,000	950
5.55%, 1/21/45	500	532
Panama Government International Bond,
4.00%, 9/22/24	575	578
3.75%, 3/16/25	500	493
6.70%, 1/26/36	550	679
Peruvian Government International Bond,
7.35%, 7/21/25	250	326
6.55%, 3/14/37	500	623
5.63%, 11/18/50	350	390
Philippine Government International Bond,
4.20%, 1/21/24	500	545
10.63%, 3/16/25	500	798
5.50%, 3/30/26	200	235

FIXED INCOME INDEX FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.5% continued
Sovereigns - 1.4% continued
7.75%, 1/14/31	$500	$721
6.38%, 10/23/34	500	663
5.00%, 1/13/37	500	579
Poland Government International Bond,
6.38%, 7/15/19	400	462
5.13%, 4/21/21	150	166
3.00%, 3/17/23	1,000	982
4.00%, 1/22/24	150	157
Republic of Korea,
5.13%, 12/7/16	125	132
7.13%, 4/16/19	150	178
3.88%, 9/11/23	200	216
South Africa Government International Bond,
6.88%, 5/27/19	275	313
5.38%, 7/24/44	500	499
Turkey Government International Bond,
3.25%, 3/23/23	250	233
5.75%, 3/22/24	300	325
6.88%, 3/17/36	500	580
6.00%, 1/14/41	1,500	1,580
6.63%, 2/17/45	270	310
Uruguay Government International Bond,
7.63%, 3/21/36	250	333
4.13%, 11/20/45	400	341

		36,989

Supermarkets & Pharmacies - 0.0%
Delhaize Group,
5.70%, 10/1/40	400	406

Supranationals - 1.6%
African Development Bank,
1.25%, 9/2/16	40	40
1.13%, 3/15/17	500	504
0.88%, 3/15/18	250	249
Asian Development Bank,
1.13%, 3/15/17	355	358
1.13%, 6/5/18	1,000	1,000
5.59%, 7/16/18	50	56
1.75%, 9/11/18	150	152
1.75%, 3/21/19	1,500	1,518
1.88%, 4/12/19	150	152
1.50%, 1/22/20	250	248
1.38%, 3/23/20	250	246
2.13%, 11/24/21	100	100
Corp. Andina de Fomento,
4.38%, 6/15/22	613	663
Council Of Europe Development Bank,
1.25%, 9/22/16	150	151
1.50%, 6/19/17	200	203
1.75%, 11/14/19	1,000	1,006
European Bank for Reconstruction & Development,
1.38%, 10/20/16	150	152
1.00%, 2/16/17	500	503
0.75%, 9/1/17	300	299
1.00%, 6/15/18	150	149
1.75%, 6/14/19	200	201
1.75%, 11/26/19	1,000	1,003
1.50%, 3/16/20	250	248
European Investment Bank,
1.13%, 12/15/16	1,000	1,007
4.88%, 1/17/17	800	852
1.75%, 3/15/17	1,000	1,017
0.88%, 4/18/17	400	401
5.13%, 5/30/17	350	379
1.63%, 6/15/17	250	254
1.00%, 8/17/17	250	251
1.00%, 12/15/17	2,000	2,001
1.00%, 3/15/18	2,000	1,996
1.25%, 5/15/18	2,500	2,507
1.00%, 6/15/18	1,650	1,641
1.63%, 12/18/18	400	404
1.88%, 3/15/19	250	254
1.63%, 3/16/20	250	248
2.50%, 4/15/21	1,500	1,541
2.13%, 10/15/21	200	200
3.25%, 1/29/24	250	266
2.50%, 10/15/24	1,000	998
4.88%, 2/15/36	200	245
Inter-American Development Bank,
0.88%, 11/15/16	250	251
1.13%, 3/15/17	1,000	1,008
0.88%, 3/15/18	500	498
1.75%, 8/24/18	250	254
4.25%, 9/10/18	400	437
1.13%, 9/12/19	200	197
3.88%, 9/17/19	600	655
1.75%, 10/15/19	1,000	1,007
3.88%, 2/14/20	500	549

NORTHERN FUNDS QUARTERLY REPORT    43    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.5% continued
Supranationals - 1.6% continued
1.88%, 6/16/20	$1,000	$1,009
3.00%, 2/21/24	150	158
2.13%, 1/15/25	500	486
3.88%, 10/28/41	200	214
International Bank for Reconstruction & Development,
1.00%, 9/15/16	500	503
0.88%, 4/17/17	1,000	1,003
9.25%, 7/15/17	100	116
1.00%, 6/15/18	2,000	1,997
1.88%, 3/15/19	2,500	2,546
2.25%, 6/24/21	500	510
1.63%, 2/10/22	1,000	968
2.50%, 11/25/24	600	601
2.13%, 3/3/25	700	676
4.75%, 2/15/35	25	30
International Finance Corp.,
1.13%, 11/23/16	500	503
1.00%, 4/24/17	890	893
0.88%, 6/15/18	500	497
1.25%, 7/16/18	1,000	1,003
1.75%, 9/16/19	250	251
Nordic Investment Bank,
5.00%, 2/1/17	100	107
1.88%, 6/14/19	200	203

		44,793

Winding Up Agencies - 0.0%
FMS Wertmanagement AoeR,
0.63%, 1/30/17	725	724
1.63%, 11/20/18	300	303

		1,027

Wireless Telecommunications Services - 0.2%
America Movil S.A.B. de C.V.,
2.38%, 9/8/16	700	709
3.13%, 7/16/22	295	291
6.13%, 11/15/37	315	359
6.13%, 3/30/40	185	214
Rogers Communications, Inc.,
6.80%, 8/15/18	700	799
3.00%, 3/15/23	80	77
5.45%, 10/1/43	100	105
5.00%, 3/15/44	75	74
Vodafone Group PLC,
5.63%, 2/27/17	111	118
1.25%, 9/26/17	300	297
2.95%, 2/19/23	980	915
7.88%, 2/15/30	200	248
6.15%, 2/27/37	635	678

		4,884

Wireline Telecommunications Services - 0.2%
British Telecommunications PLC,
1.25%, 2/14/17	250	250
5.95%, 1/15/18	575	635
9.63%, 12/15/30	100	148
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	400	563
Nippon Telegraph & Telephone Corp.,
1.40%, 7/18/17	150	150
Orange S.A.,
5.38%, 7/8/19	600	666
9.00%, 3/1/31	610	861
Telefonica Emisiones S.A.U.,
5.13%, 4/27/20	111	121
5.46%, 2/16/21	1,145	1,266
4.57%, 4/27/23	150	158
7.05%, 6/20/36	110	135
Telefonica Europe B.V.,
8.25%, 9/15/30	85	114
Telefonos de Mexico S.A.B. de C.V.,
5.50%, 11/15/19	305	342

		5,409

Total Foreign Issuer Bonds (Cost $230,500)		234,368

U.S. GOVERNMENT AGENCIES - 31.8%(8)
Fannie Mae - 14.2%
1.25%, 9/28/16	3,700	3,736
1.38%, 11/15/16	2,000	2,024
1.25%, 1/30/17	2,000	2,021
0.75%, 4/20/17	2,000	2,002
5.00%, 5/11/17	1,000	1,079
5.38%, 6/12/17	1,000	1,089
1.00%, 9/27/17	5,000	5,019
1.88%, 9/18/18	1,000	1,022
1.63%, 11/27/18	1,000	1,012
1.88%, 2/19/19	1,000	1,019
1.75%, 6/20/19	1,000	1,011

FIXED INCOME INDEX FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.8%(8) continued
Fannie Mae - 14.2% continued
1.75%, 9/12/19	$1,000	$1,008
1.75%, 11/26/19	3,000	3,016
2.63%, 9/6/24	2,000	2,001
7.13%, 1/15/30	1,500	2,221
6.63%, 11/15/30	200	283
5.63%, 7/15/37	1,000	1,322
Fannie Mae-Aces, Series 2009-M1, Class A2,
4.29%, 7/25/19	193	210
Fannie Mae-Aces, Series 2011-M2, Class A2,
3.65%, 4/25/21	195	208
Fannie Mae-Aces, Series 2011-M5, Class A2,
2.94%, 7/25/21	500	517
Fannie Mae-Aces, Series 2012-M8, Class ASQ3,
1.80%, 12/25/19	100	101
Fannie Mae-Aces, Series 2012-M9, Class A2,
2.48%, 4/25/22	225	226
Fannie Mae-Aces, Series 2013-M11, Class A,
1.50%, 1/25/18	114	115
Fannie Mae-Aces, Series 2013-M14, Class A2,
3.33%, 10/25/23	200	208
Fannie Mae-Aces, Series 2013-M6, Class 1AC,
4.31%, 2/25/43	150	155
Fannie Mae-Aces, Series 2013-M9, Class A2,
2.39%, 1/25/23	150	147
Fannie Mae-Aces, Series 2014-M1, Class ASQ2,
2.32%, 11/25/18	500	512
Fannie Mae-Aces, Series 2014-M13, Class A2,
3.02%, 8/25/24	100	101
Fannie Mae-Aces, Series 2014-M4, Class A2,
3.35%, 3/25/24	545	566
Fannie Mae-Aces, Series 2014-M4, Class ASQ2,
1.27%, 1/25/17	52	52
Fannie Mae-Aces, Series 2014-M6, Class A2,
2.68%, 5/25/21	500	510
Fannie Mae-Aces, Series 2015-M1, Class A2,
2.53%, 9/25/24	150	146
Fannie Mae-Aces, Series 2015-M1, Class ASQ2,
1.63%, 2/25/18	300	303
Fannie Mae-Aces, Series 2015-M3, Class A2,
2.72%, 10/25/24	250	247
Fannie Mae-Aces, Series 2015-M7, Class ASQ2,
1.55%, 4/25/18	400	403
Pool #255376,
6.00%, 8/1/19	40	43
Pool #255695,
2.38%, 3/1/35	21	22
Pool #256792,
6.50%, 6/1/22	62	68
Pool #256925,
6.00%, 10/1/37	55	62
Pool #256959,
6.00%, 11/1/37	266	302
Pool #256985,
7.00%, 11/1/37	78	93
Pool #257042,
6.50%, 1/1/38	507	591
Pool #257106,
4.50%, 1/1/28	10	10
Pool #257237,
4.50%, 6/1/28	62	67
Pool #257243,
7.00%, 6/1/38	264	306
Pool #357630,
5.00%, 10/1/19	33	36
Pool #707791,
5.00%, 6/1/33	276	306
Pool #709239,
5.00%, 7/1/18	197	206
Pool #725185,
5.00%, 2/1/19	46	49
Pool #725425,
5.50%, 4/1/34	96	108
Pool #730811,
4.50%, 8/1/33	186	202

NORTHERN FUNDS QUARTERLY REPORT    45    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.8%(8) continued
Fannie Mae - 14.2% continued
Pool #735222,
5.00%, 2/1/35	$60	$66
Pool #735358,
5.50%, 2/1/35	240	270
Pool #735502,
6.00%, 4/1/35	34	38
Pool #737853,
5.00%, 9/1/33	444	493
Pool #745336,
5.00%, 3/1/36	1,229	1,359
Pool #745418,
5.50%, 4/1/36	92	103
Pool #745754,
5.00%, 9/1/34	638	708
Pool #745826,
6.00%, 7/1/36	327	372
Pool #746272,
4.00%, 10/1/18	112	117
Pool #747383,
5.50%, 10/1/33	223	251
Pool #753678,
2.18%, 12/1/33	137	146
Pool #755632,
5.00%, 4/1/34	193	213
Pool #766083,
2.24%, 2/1/34	3	3
Pool #772730,
5.00%, 4/1/34	194	215
Pool #773287,
2.23%, 3/1/35	141	150
Pool #790406,
6.00%, 9/1/34	123	141
Pool #793666,
5.50%, 9/1/34	161	183
Pool #796250,
5.50%, 11/1/34	68	77
Pool #800471,
5.50%, 10/1/34	521	587
Pool #807701,
4.50%, 12/1/19	27	29
Pool #811944,
4.50%, 1/1/20	38	40
Pool #817795,
6.00%, 8/1/36	65	73
Pool #821912,
1.85%, 6/1/35	244	258
Pool #822455,
2.56%, 4/1/35	71	76
Pool #826057,
5.00%, 7/1/35	154	173
Pool #826368,
2.12%, 7/1/35	68	72
Pool #826585,
5.00%, 8/1/35	294	324
Pool #828523,
5.00%, 7/1/35	93	102
Pool #831676,
6.50%, 8/1/36	33	38
Pool #832628,
5.50%, 9/1/20	53	57
Pool #833067,
5.50%, 9/1/35	352	396
Pool #833163,
5.00%, 9/1/35	207	229
Pool #840577,
5.00%, 10/1/20	34	36
Pool #844909,
4.50%, 10/1/20	10	10
Pool #845425,
6.00%, 2/1/36	295	336
Pool #846600,
2.40%, 1/1/36	283	303
Pool #847921,
5.50%, 11/1/20	162	175
Pool #863759,
4.00%, 12/1/20	28	30
Pool #864435,
4.50%, 12/1/20	72	76
Pool #868435,
6.00%, 4/1/36	323	371
Pool #869710,
6.00%, 4/1/36	155	176
Pool #871135,
6.00%, 1/1/37	80	91
Pool #880505,
6.00%, 8/1/21	15	16
Pool #881818,
6.50%, 8/1/36	262	314

FIXED INCOME INDEX FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.8%(8) continued
Fannie Mae - 14.2% continued
Pool #882055,
1.89%, 6/1/36	$84	$88
Pool #885769,
6.00%, 6/1/36	38	43
Pool #885866,
6.00%, 6/1/36	130	150
Pool #887111,
5.50%, 5/1/20	36	38
Pool #888100,
5.50%, 9/1/36	367	414
Pool #888152,
5.00%, 5/1/21	82	87
Pool #888205,
6.50%, 2/1/37	92	105
Pool #888318,
2.24%, 2/1/37	60	64
Pool #888447,
4.00%, 5/1/21	45	47
Pool #889224,
5.50%, 1/1/37	446	501
Pool #889390,
6.00%, 3/1/23	66	73
Pool #889401,
6.00%, 3/1/38	214	243
Pool #889415,
6.00%, 5/1/37	879	1,005
Pool #889579,
6.00%, 5/1/38	478	543
Pool #889630,
6.50%, 3/1/38	57	66
Pool #889886,
7.00%, 12/1/37	75	87
Pool #889970,
5.00%, 12/1/36	340	376
Pool #890234,
6.00%, 10/1/38	215	247
Pool #890329,
4.00%, 4/1/26	4,123	4,407
Pool #890339,
5.00%, 9/1/20	286	300
Pool #892536,
6.50%, 9/1/36	59	67
Pool #892968,
6.50%, 8/1/21	7	7
Pool #893363,
5.00%, 6/1/36	109	121
Pool #893366,
5.00%, 4/1/35	161	178
Pool #894453,
2.46%, 9/1/36	119	127
Pool #898417,
6.00%, 10/1/36	42	48
Pool #899079,
5.00%, 3/1/37	114	126
Pool #902188,
2.30%, 11/1/36	14	15
Pool #902414,
5.50%, 11/1/36	208	233
Pool #905090,
5.50%, 10/1/21	58	60
Pool #905759,
2.23%, 12/1/36	43	46
Pool #906090,
5.50%, 1/1/37	265	300
Pool #910147,
5.00%, 3/1/22	98	105
Pool #912414,
4.50%, 1/1/22	36	38
Pool #915499,
5.00%, 3/1/37	149	165
Pool #915870,
7.00%, 4/1/37	27	33
Pool #918515,
5.00%, 6/1/37	168	186
Pool #920457,
2.84%, 8/1/36	10	11
Pool #920988,
2.00%, 11/1/36	12	12
Pool #923123,
5.00%, 4/1/36	39	43
Pool #923166,
7.50%, 1/1/37	39	44
Pool #928261,
4.50%, 3/1/36	124	134
Pool #928584,
6.50%, 8/1/37	426	496
Pool #928909,
6.00%, 12/1/37	3	3

NORTHERN FUNDS QUARTERLY REPORT    47    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.8%(8) continued
Fannie Mae - 14.2% continued
Pool #928915,
6.00%, 11/1/37	$19	$22
Pool #930606,
4.00%, 2/1/39	1,035	1,096
Pool #931195,
4.50%, 5/1/24	263	282
Pool #931665,
4.50%, 7/1/24	830	887
Pool #932023,
5.00%, 1/1/38	185	205
Pool #932741,
4.50%, 4/1/40	651	711
Pool #934466,
5.50%, 9/1/23	157	169
Pool #940623,
5.50%, 8/1/37	81	91
Pool #943388,
6.00%, 6/1/37	324	369
Pool #943617,
6.00%, 8/1/37	258	296
Pool #945876,
5.50%, 8/1/37	34	39
Pool #946527,
7.00%, 9/1/37	47	52
Pool #947216,
6.00%, 10/1/37	101	115
Pool #949391,
5.50%, 8/1/22	15	17
Pool #953018,
6.50%, 10/1/37	185	218
Pool #953910,
6.00%, 11/1/37	128	145
Pool #955771,
6.50%, 10/1/37	154	177
Pool #959604,
6.50%, 11/1/37	20	24
Pool #959880,
5.50%, 11/1/37	79	89
Pool #962687,
5.00%, 4/1/38	272	300
Pool #963735,
4.50%, 6/1/23	139	148
Pool #965389,
6.00%, 10/1/23	94	101
Pool #966660,
6.00%, 12/1/37	3	4
Pool #968037,
6.00%, 1/1/38	221	251
Pool #969632,
6.50%, 1/1/38	45	52
Pool #970013,
4.50%, 6/1/38	186	201
Pool #971734,
4.50%, 4/1/37	41	45
Pool #972452,
5.50%, 3/1/38	378	423
Pool #975365,
5.00%, 6/1/23	76	82
Pool #976963,
5.50%, 2/1/38	2,779	3,120
Pool #981704,
5.00%, 6/1/23	227	246
Pool #981823,
2.35%, 6/1/38	54	55
Pool #981854,
5.50%, 7/1/38	229	257
Pool #984075,
4.50%, 6/1/23	78	83
Pool #986760,
5.50%, 7/1/38	786	890
Pool #987114,
5.50%, 9/1/23	28	30
Pool #987115,
5.50%, 9/1/23	21	22
Pool #992472,
6.00%, 10/1/38	93	105
Pool #992491,
4.50%, 10/1/23	67	72
Pool #993055,
5.50%, 12/1/38	72	80
Pool #995018,
5.50%, 6/1/38	161	181
Pool #995203,
5.00%, 7/1/35	960	1,065
Pool #995266,
5.00%, 12/1/23	724	788
Pool #995737,
5.00%, 2/1/38	1,757	1,942

FIXED INCOME INDEX FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.8%(8) continued
Fannie Mae - 14.2% continued
Pool #995879,
6.00%, 4/1/39	$229	$261
Pool #AA0649,
5.00%, 12/1/38	572	641
Pool #AA2939,
4.50%, 4/1/39	914	1,003
Pool #AA4482,
4.00%, 4/1/39	911	970
Pool #AA4562,
4.50%, 9/1/39	858	937
Pool #AA8978,
4.50%, 7/1/39	216	236
Pool #AA9357,
4.50%, 8/1/39	993	1,076
Pool #AB1048,
4.50%, 5/1/40	1,230	1,340
Pool #AB2067,
3.50%, 1/1/41	1,485	1,535
Pool #AB2092,
4.00%, 1/1/41	639	682
Pool #AB2272,
4.50%, 2/1/41	1,079	1,179
Pool #AB2693,
4.50%, 4/1/41	620	677
Pool #AB2768,
4.50%, 4/1/41	901	982
Pool #AB3035,
5.00%, 5/1/41	1,386	1,535
Pool #AB3246,
5.00%, 7/1/41	517	571
Pool #AB4057,
4.00%, 12/1/41	2,778	2,952
Pool #AB4293,
3.50%, 1/1/42	1,822	1,883
Pool #AB5049,
4.00%, 4/1/42	3,224	3,428
Pool #AB6016,
3.50%, 8/1/42	1,340	1,385
Pool #AB6293,
3.50%, 9/1/27	2,416	2,555
Pool #AB7076,
3.00%, 11/1/42	3,784	3,790
Pool #AB7503,
3.00%, 1/1/43	1,831	1,833
Pool #AB7733,
3.00%, 1/1/43	3,158	3,163
Pool #AB8823,
3.00%, 3/1/43	5,608	5,615
Pool #AB9019,
4/1/43(1)	1,384	1,386
Pool #AB9363,
3.50%, 5/1/43	4,345	4,490
Pool #AB9990,
3.00%, 7/1/33	347	354
Pool #AC2947,
5.50%, 9/1/39	834	945
Pool #AC2969,
5.00%, 9/1/39	3,208	3,567
Pool #AC3263,
4.50%, 9/1/29	329	361
Pool #AC3312,
4.50%, 10/1/39	1,675	1,815
Pool #AC4861,
4.50%, 11/1/24	628	671
Pool #AC5040,
4.00%, 10/1/24	402	426
Pool #AC6118,
4.50%, 11/1/39	503	545
Pool #AC6742,
4.50%, 1/1/40	1,726	1,887
Pool #AC8518,
5.00%, 12/1/39	956	1,056
Pool #AC9581,
5.50%, 1/1/40	1,901	2,144
Pool #AD0119,
6.00%, 7/1/38	788	896
Pool #AD0585,
4.50%, 12/1/39	826	908
Pool #AD0639,
6.00%, 12/1/38	222	252
Pool #AD0969,
5.50%, 8/1/37	772	868
Pool #AD5241,
4.50%, 7/1/40	730	791
Pool #AD5525,
5.00%, 6/1/40	871	969
Pool #AD5556,
4.00%, 6/1/25	300	318

NORTHERN FUNDS QUARTERLY REPORT    49    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.8%(8) continued
Fannie Mae - 14.2% continued
Pool #AD7859,
5.00%, 6/1/40	$541	$601
Pool #AE0289,
2.43%, 5/1/40	235	252
Pool #AE0949,
4.00%, 2/1/41	1,884	2,008
Pool #AE0971,
4.00%, 5/1/25	232	245
Pool #AE0981,
3.50%, 3/1/41	1,421	1,468
Pool #AE1807,
4.00%, 10/1/40	2,579	2,741
Pool #AE3873,
4.50%, 10/1/40	372	403
Pool #AE5436,
4.50%, 10/1/40	447	485
Pool #AE5767,
3.61%, 5/1/41	146	155
Pool #AH0525,
4.00%, 12/1/40	2,037	2,170
Pool #AH1295,
3.50%, 1/1/26	677	716
Pool #AH2488,
3.07%, 2/1/41	169	179
Pool #AH3226,
5.00%, 2/1/41	262	290
Pool #AH4158,
4.00%, 1/1/41	369	393
Pool #AH5573,
4.00%, 2/1/41	1,508	1,607
Pool #AH5614,
3.50%, 2/1/26	741	785
Pool #AH8854,
4.50%, 4/1/41	521	565
Pool #AI1247,
4.00%, 4/1/26	371	396
Pool #AI3470,
4.50%, 6/1/41	762	827
Pool #AI4361,
3.01%, 9/1/41	79	84
Pool #AI4380,
3.02%, 11/1/41	82	86
Pool #AI5539,
3.50%, 6/1/41	160	170
Pool #AI5603,
4.50%, 7/1/41	430	466
Pool #AI7743,
4.00%, 8/1/41	574	609
Pool #AI9137,
2.50%, 11/1/27	2,397	2,441
Pool #AI9555,
4.00%, 9/1/41	1,100	1,165
Pool #AI9828,
2.87%, 11/1/41	207	219
Pool #AJ2001,
3.03%, 10/1/41	142	150
Pool #AJ4093,
3.50%, 10/1/26	199	210
Pool #AJ4408,
4.50%, 10/1/41	271	294
Pool #AJ6086,
3.00%, 12/1/26	499	519
Pool #AJ9152,
3.50%, 12/1/26	2,276	2,407
Pool #AJ9218,
4.00%, 2/1/42	1,331	1,417
Pool #AJ9326,
3.50%, 1/1/42	1,874	1,940
Pool #AJ9355,
3.00%, 1/1/27	1,187	1,232
Pool #AK4524,
4.50%, 3/1/42	3,751	4,074
Pool #AK4813,
3.50%, 3/1/42	851	879
Pool #AK4945,
3.50%, 2/1/42	996	1,030
Pool #AK7766,
2.50%, 3/1/27	1,359	1,386
Pool #AK9444,
4.00%, 3/1/42	506	541
Pool #AL0442,
5.50%, 6/1/40	213	240
Pool #AL0766,
4.00%, 9/1/41	2,150	2,294
Pool #AL1449,
4.00%, 1/1/42	2,098	2,235
Pool #AL1849,
6.00%, 2/1/39	855	978

FIXED INCOME INDEX FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.8%(8) continued
Fannie Mae - 14.2% continued
Pool #AL1939,
3.50%, 6/1/42	$2,215	$2,290
Pool #AL2243,
4.00%, 3/1/42	2,487	2,652
Pool #AL2303,
4.50%, 6/1/26	822	868
Pool #AL2326,
4.50%, 4/1/42	4,517	4,902
Pool #AL2397,
2.71%, 8/1/42	277	287
Pool #AL2438,
3.00%, 9/1/27	2,869	2,979
Pool #AL2893,
3.50%, 12/1/42	4,899	5,073
Pool #AL3396,
2.50%, 3/1/28	1,185	1,208
Pool #AL3950,
1.73%, 8/1/43	144	147
Pool #AL4408,
4.50%, 11/1/43	3,062	3,354
Pool #AL4462,
2.50%, 6/1/28	1,945	1,984
Pool #AL4908,
4.00%, 2/1/44	2,232	2,379
Pool #AL5254,
3.00%, 11/1/27	1,613	1,675
Pool #AL5377,
4.00%, 6/1/44	5,421	5,788
Pool #AL5785,
4.00%, 9/1/44	3,051	3,263
Pool #AL5953,
2.81%, 10/1/44	467	481
Pool #AL6488,
3.50%, 8/1/43	1,085	1,122
Pool #AO0752,
3.00%, 4/1/42	1,094	1,095
Pool #AO0800,
3.00%, 4/1/27	1,060	1,100
Pool #AO2973,
3.50%, 5/1/42	2,402	2,491
Pool #AO4136,
3.50%, 6/1/42	1,692	1,749
Pool #AO7970,
2.50%, 6/1/27	684	697
Pool #AO8031,
3.50%, 7/1/42	4,072	4,210
Pool #AO8629,
3.50%, 7/1/42	741	766
Pool #AP6273,
3.00%, 10/1/42	1,170	1,172
Pool #AQ6784,
3.50%, 12/1/42	1,514	1,565
Pool #AQ8185,
2.50%, 1/1/28	379	386
Pool #AQ8647,
3.50%, 12/1/42	1,892	1,956
Pool #AR1706,
2.50%, 1/1/28	5,910	6,019
Pool #AR3054,
3.00%, 1/1/28	1,523	1,584
Pool #AR3792,
3.00%, 2/1/43	1,091	1,093
Pool #AR8151,
3.00%, 3/1/43	1,824	1,827
Pool #AR9582,
3.00%, 3/1/43	631	631
Pool #AS0018,
3.00%, 7/1/43	4,134	4,137
Pool #AS0275,
3.00%, 8/1/33	445	454
Pool #AS3600,
3.00%, 10/1/29	2,844	2,953
Pool #AS4085,
4.00%, 12/1/44	1,073	1,144
Pool #AS4458,
3.50%, 2/1/45	5,864	6,064
Pool #AS4715,
3.00%, 4/1/45	1,478	1,474
Pool #AS5324,
7/1/30(1)	1,474	1,493
Pool #AT0666,
3.50%, 4/1/43	797	824
Pool #AT2720,
3.00%, 5/1/43	1,901	1,903
Pool #AT3164,
3.00%, 4/1/43	3,052	3,057
Pool #AT3180,
3.00%, 5/1/43	3,613	3,619

NORTHERN FUNDS QUARTERLY REPORT    51    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.8%(8) continued
Fannie Mae - 14.2% continued
Pool #AT5026,
3.00%, 5/1/43	$3,372	$3,375
Pool #AU1657,
2.50%, 7/1/28	900	917
Pool #AU1689,
3.50%, 8/1/43	3,435	3,550
Pool #AU1808,
3.00%, 8/1/43	3,012	3,012
Pool #AU3164,
3.00%, 8/1/33	351	358
Pool #AU4336,
2.23%, 8/1/43	735	749
Pool #AU5918,
3.00%, 9/1/43	2,747	2,748
Pool #AU5919,
3.50%, 9/1/43	2,537	2,620
Pool #AV0691,
4.00%, 12/1/43	4,467	4,759
Pool #AV2339,
4.00%, 12/1/43	896	954
Pool #AW2472,
2.60%, 6/1/44	764	791
Pool #AW8595,
3.00%, 8/1/29	728	756
Pool #AX2163,
3.50%, 11/1/44	1,746	1,802
Pool #AX4413,
4.00%, 11/1/44	4,581	4,859
Pool #AX6139,
4.00%, 11/1/44	4,286	4,564
Pool #AY0544,
2.50%, 8/1/27	2,831	2,887
Pool #AY3062,
3.00%, 11/1/26	960	997
Pool #AY9555,
3.00%, 5/1/45	2,696	2,688
Pool #AZ1449,
3.00%, 7/1/45	1,697	1,692
Pool #MA0361,
4.00%, 3/1/30	369	392
Pool #MA0667,
4.00%, 3/1/31	838	895
Pool #MA0706,
4.50%, 4/1/31	1,119	1,217
Pool #MA0711,
3.50%, 4/1/31	486	507
Pool #MA0804,
4.00%, 7/1/31	555	593
Pool #MA0976,
3.50%, 2/1/32	1,087	1,136
Pool #MA1107,
3.50%, 7/1/32	1,338	1,400
Pool #MA1138,
3.50%, 8/1/32	719	752
Pool #MA1141,
3.00%, 8/1/32	354	362
Pool #MA1200,
3.00%, 10/1/32	1,892	1,930
Pool #MA1239,
3.50%, 11/1/32	971	1,015
Pool #MA1432,
3.00%, 5/1/33	1,840	1,877
Pool #MA1511,
2.50%, 7/1/33	517	512
Pool #MA1764,
4.00%, 1/1/34	902	965
Pool TBA,
7/15/30(1)	12,895	13,180
7/15/45(1)	40,937	42,385

		391,746

Federal Home Loan Bank - 0.7%
5.13%, 10/19/16	5,450	5,776
0.63%, 11/23/16	4,000	4,003
4.75%, 12/16/16	4,200	4,450
0.88%, 5/24/17	2,000	2,006
1.00%, 6/21/17	1,000	1,005
5.50%, 7/15/36	500	647

		17,887

Freddie Mac - 3.2%
2.00%, 8/25/16	5,675	5,776
5.00%, 2/16/17	500	535
0.88%, 2/22/17	2,000	2,009
1.00%, 3/8/17	2,500	2,516
0.75%, 7/14/17	7,000	7,000
1.00%, 9/27/17	3,000	3,009
5.13%, 11/17/17	500	550

FIXED INCOME INDEX FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.8%(8) continued
Freddie Mac - 3.2% continued
0.75%, 1/12/18	$2,000	$1,990
0.88%, 3/7/18	1,000	997
3.75%, 3/27/19	1,000	1,086
1.75%, 5/30/19	1,000	1,011
1.25%, 8/1/19	1,000	989
1.25%, 10/2/19	1,000	987
1.38%, 5/1/20	1,000	986
2.38%, 1/13/22	3,000	3,037
6.75%, 3/15/31	1,200	1,720
FHLMC Multifamily Structured Pass Through Certificates, Series K003, Class A5,
5.09%, 3/25/19	500	559
FHLMC Multifamily Structured Pass Through Certificates, Series K005, Class A1,
3.48%, 4/25/19	386	401
FHLMC Multifamily Structured Pass Through Certificates, Series K006, Class A2,
4.25%, 1/25/20	185	202
FHLMC Multifamily Structured Pass Through Certificates, Series K007, Class A2,
4.22%, 3/25/20	245	268
FHLMC Multifamily Structured Pass Through Certificates, Series K008, Class A1,
2.75%, 12/25/19	74	75
FHLMC Multifamily Structured Pass Through Certificates, Series K008, Class A2,
3.53%, 6/25/20	263	280
FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2,
3.97%, 1/25/21	340	370
FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2,
3.87%, 4/25/21	350	380
FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2,
2.87%, 12/25/21	250	257
FHLMC Multifamily Structured Pass Through Certificates, Series K018, Class A2,
2.79%, 1/25/22	500	511
FHLMC Multifamily Structured Pass Through Certificates, Series K019, Class A1,
1.46%, 9/25/21	402	399
FHLMC Multifamily Structured Pass Through Certificates, Series K020, Class A2,
2.37%, 5/25/22	250	249
FHLMC Multifamily Structured Pass Through Certificates, Series K023, Class A2,
2.31%, 8/25/22	500	494
FHLMC Multifamily Structured Pass Through Certificates, Series K024, Class A2,
2.57%, 9/25/22	200	201
FHLMC Multifamily Structured Pass Through Certificates, Series K025, Class A1,
1.88%, 4/25/22	459	460
FHLMC Multifamily Structured Pass Through Certificates, Series K027, Class A2,
2.64%, 1/25/23	750	752
FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2,
3.32%, 2/25/23	250	262
FHLMC Multifamily Structured Pass Through Certificates, Series K030, Class A2,
3.25%, 4/25/23	300	312
FHLMC Multifamily Structured Pass Through Certificates, Series K031, Class A2,
3.30%, 4/25/23	227	237
FHLMC Multifamily Structured Pass Through Certificates, Series K032, Class A2,
3.31%, 5/25/23	365	381
FHLMC Multifamily Structured Pass Through Certificates, Series K033, Class A2,
3.06%, 7/25/23	350	359
FHLMC Multifamily Structured Pass Through Certificates, Series K040, Class A2,
3.24%, 9/25/24	300	308

NORTHERN FUNDS QUARTERLY REPORT    53    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.8%(8) continued
Freddie Mac - 3.2% continued
FHLMC Multifamily Structured Pass Through Certificates, Series K041, Class A2,
3.17%, 10/25/24	$300	$306
FHLMC Multifamily Structured Pass Through Certificates, Series K042, Class A2,
2.67%, 12/25/24	200	196
FHLMC Multifamily Structured Pass Through Certificates, Series K043, Class A2,
3.06%, 12/25/24	200	202
FHLMC Multifamily Structured Pass Through Certificates, Series K046, Class A2,
3.21%, 3/25/25	250	255
FHLMC Multifamily Structured Pass Through Certificates, Series K502, Class A2,
1.43%, 8/25/17	280	282
FHLMC Multifamily Structured Pass Through Certificates, Series K701, Class A2,
3.88%, 11/25/17	200	211
FHLMC Multifamily Structured Pass Through Certificates, Series K702, Class A2,
3.15%, 2/25/18	216	226
FHLMC Multifamily Structured Pass Through Certificates, Series K703, Class A1,
1.87%, 1/25/18	10	10
FHLMC Multifamily Structured Pass Through Certificates, Series K703, Class A2,
2.70%, 5/25/18	150	155
FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2,
2.41%, 8/25/18	225	232
FHLMC Multifamily Structured Pass Through Certificates, Series K705, Class A2,
2.30%, 9/25/18	500	513
FHLMC Multifamily Structured Pass Through Certificates, Series K708, Class A2,
2.13%, 1/25/19	400	408
FHLMC Multifamily Structured Pass Through Certificates, Series K710, Class A2,
1.88%, 5/25/19	300	303
FHLMC Multifamily Structured Pass Through Certificates, Series K712, Class A2,
1.87%, 11/25/19	500	501
FHLMC Multifamily Structured Pass Through Certificates, Series K716, Class A2,
3.13%, 6/25/21	250	262
FHLMC Multifamily Structured Pass Through Certificates, Series K718, Class A2,
2.79%, 1/25/22	250	256
Pool #1B2934,
2.38%, 3/1/36	254	268
Pool #1B7328,
2.81%, 4/1/37	43	46
Pool #1B7359,
2.49%, 5/1/37	11	11
Pool #1G0911,
2.36%, 4/1/36	163	174
Pool #1G1763,
2.33%, 11/1/35	22	24
Pool #1G2620,
2.28%, 11/1/36	7	8
Pool #1G3611,
1.90%, 4/1/37	23	25
Pool #1H2569,
2.55%, 9/1/35	357	383
Pool #1H2605,
2.50%, 4/1/36	105	111
Pool #1J0365,
2.51%, 4/1/37	106	114
Pool #1L1480,
2.14%, 12/1/33	62	65
Pool #1N0243,
2.62%, 8/1/36	15	16
Pool #2B1466,
1.99%, 7/1/43	163	165
Pool #847755,
2.35%, 5/1/37	51	54
Pool #848626,
3.33%, 6/1/41	124	131

FIXED INCOME INDEX FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.8%(8) continued
Freddie Mac - 3.2% continued
Pool #848639,
3.21%, 9/1/41	$171	$180
Pool TBA,
7/15/30(1)	11,446	11,653
7/15/45(1)	26,405	26,953

		86,614

Freddie Mac Gold - 6.2%
Pool #A16753,
5.00%, 11/1/33	91	101
Pool #A17665,
5.00%, 1/1/34	116	129
Pool #A27950,
5.50%, 11/1/34	486	547
Pool #A31136,
5.50%, 1/1/35	277	312
Pool #A39306,
5.50%, 11/1/35	411	461
Pool #A46224,
5.00%, 7/1/35	57	63
Pool #A48104,
5.00%, 1/1/36	100	111
Pool #A51296,
6.00%, 8/1/36	46	53
Pool #A54897,
6.50%, 8/1/36	85	98
Pool #A56110,
5.50%, 12/1/36	261	292
Pool #A57604,
5.00%, 3/1/37	383	421
Pool #A58718,
5.50%, 3/1/37	36	41
Pool #A59081,
5.50%, 4/1/37	388	434
Pool #A60942,
5.00%, 5/1/37	133	146
Pool #A61560,
5.50%, 10/1/36	616	692
Pool #A61573,
5.00%, 9/1/34	1,213	1,357
Pool #A61597,
5.50%, 12/1/35	82	93
Pool #A64474,
5.50%, 9/1/37	32	35
Pool #A67116,
7.00%, 10/1/37	32	38
Pool #A68761,
5.50%, 9/1/37	139	156
Pool #A69169,
4.50%, 12/1/37	135	146
Pool #A69303,
6.00%, 11/1/37	53	60
Pool #A73778,
5.00%, 2/1/38	185	204
Pool #A74134,
7.00%, 2/1/38	58	67
Pool #A78507,
5.00%, 6/1/38	743	821
Pool #A81606,
6.00%, 9/1/38	29	32
Pool #A81856,
7.00%, 9/1/38	9	10
Pool #A83008,
5.50%, 11/1/38	638	714
Pool #A84432,
4.50%, 2/1/39	118	128
Pool #A88476,
4.50%, 9/1/39	2,731	2,988
Pool #A88566,
5.00%, 9/1/39	1,409	1,565
Pool #A89346,
4.50%, 10/1/39	1,655	1,793
Pool #A90749,
4.50%, 1/1/40	1,328	1,453
Pool #A91541,
5.00%, 3/1/40	402	446
Pool #A91626,
4.50%, 3/1/40	796	873
Pool #A91942,
4.50%, 4/1/40	579	634
Pool #A94672,
4.50%, 10/1/40	780	844
Pool #A96296,
4.00%, 1/1/41	920	978
Pool #A96310,
4.00%, 1/1/41	632	672
Pool #A96995,
4.00%, 2/1/41	1,578	1,675

NORTHERN FUNDS QUARTERLY REPORT    55    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.8%(8) continued
Freddie Mac Gold - 6.2% continued
Pool #A97443,
4.50%, 3/1/41	$669	$724
Pool #B10630,
4.50%, 11/1/18	146	152
Pool #B17658,
4.50%, 1/1/20	5	5
Pool #B18502,
5.50%, 6/1/20	13	14
Pool #B18931,
4.50%, 3/1/20	16	16
Pool #C03457,
4.50%, 2/1/40	524	568
Pool #C03812,
3.50%, 4/1/42	1,023	1,064
Pool #C03821,
3.50%, 4/1/42	2,344	2,418
Pool #C04268,
3.00%, 10/1/42	3,707	3,697
Pool #C09004,
3.50%, 7/1/42	688	709
Pool #C09042,
3.50%, 5/1/43	905	933
Pool #C09063,
4.00%, 9/1/44	861	911
Pool #C09066,
3.50%, 10/1/44	1,146	1,180
Pool #C91009,
5.00%, 11/1/26	31	34
Pool #C91247,
5.00%, 4/1/29	219	240
Pool #C91354,
4.00%, 1/1/31	828	882
Pool #C91370,
4.50%, 5/1/31	473	514
Pool #C91388,
3.50%, 2/1/32	474	494
Pool #C91402,
4.00%, 10/1/31	732	782
Pool #C91408,
3.50%, 11/1/31	480	500
Pool #C91485,
3.50%, 8/1/32	728	760
Pool #C91811,
4.00%, 1/1/35	294	314
Pool #D97197,
5.00%, 2/1/27	9	10
Pool #D97564,
5.00%, 1/1/28	182	200
Pool #D98301,
4.50%, 7/1/29	57	62
Pool #D99094,
3.00%, 3/1/32	468	476
Pool #E03033,
3.00%, 2/1/27	1,074	1,114
Pool #E04044,
3.50%, 8/1/27	1,632	1,724
Pool #E04072,
2.50%, 8/1/27	465	475
Pool #E99030,
4.50%, 9/1/18	145	151
Pool #G01907,
4.50%, 8/1/34	65	70
Pool #G01974,
5.00%, 12/1/35	610	673
Pool #G02064,
5.00%, 2/1/36	284	314
Pool #G02069,
5.50%, 3/1/36	49	55
Pool #G02386,
6.00%, 11/1/36	493	561
Pool #G02391,
6.00%, 11/1/36	15	17
Pool #G02540,
5.00%, 11/1/34	115	129
Pool #G02649,
6.00%, 1/1/37	16	18
Pool #G02702,
6.50%, 1/1/37	58	67
Pool #G02789,
6.00%, 4/1/37	1,609	1,829
Pool #G02911,
6.00%, 4/1/37	35	40
Pool #G02973,
6.00%, 6/1/37	59	67
Pool #G03121,
5.00%, 6/1/36	252	278
Pool #G03134,
5.50%, 8/1/36	96	107

FIXED INCOME INDEX FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.8%(8) continued
Freddie Mac Gold - 6.2% continued
Pool #G03176,
5.00%, 8/1/37	$85	$93
Pool #G03218,
6.00%, 9/1/37	60	67
Pool #G03351,
6.00%, 9/1/37	128	145
Pool #G03513,
6.00%, 11/1/37	147	167
Pool #G03600,
7.00%, 11/1/37	61	70
Pool #G03737,
6.50%, 11/1/37	1,036	1,187
Pool #G03992,
6.00%, 3/1/38	163	185
Pool #G04287,
5.00%, 5/1/38	270	297
Pool #G04459,
5.50%, 6/1/38	224	251
Pool #G04611,
6.00%, 7/1/38	402	456
Pool #G04650,
6.50%, 9/1/38	310	355
Pool #G04817,
5.00%, 9/1/38	151	166
Pool #G05082,
5.00%, 3/1/38	347	383
Pool #G05167,
4.50%, 2/1/39	395	427
Pool #G05457,
4.50%, 5/1/39	2,044	2,231
Pool #G05725,
4.50%, 11/1/39	765	840
Pool #G05733,
5.00%, 11/1/39	640	710
Pool #G05870,
4.50%, 4/1/40	857	937
Pool #G05876,
4.50%, 4/1/40	2,235	2,460
Pool #G05969,
5.00%, 8/1/40	425	471
Pool #G05971,
5.50%, 8/1/40	2,045	2,296
Pool #G06020,
5.50%, 12/1/39	1,768	1,978
Pool #G06767,
5.00%, 10/1/41	1,340	1,486
Pool #G06947,
6.00%, 5/1/40	465	527
Pool #G07030,
4.00%, 6/1/42	3,809	4,061
Pool #G07098,
3.50%, 7/1/42	1,314	1,354
Pool #G07152,
4.00%, 6/1/42	3,166	3,356
Pool #G07171,
4.00%, 8/1/42	1,592	1,692
Pool #G07445,
2.50%, 7/1/43	897	858
Pool #G07787,
4.00%, 8/1/44	5,423	5,771
Pool #G07924,
3.50%, 1/1/45	1,450	1,497
Pool #G07961,
3/1/45(1)	2,968	3,060
Pool #G08189,
7.00%, 3/1/37	38	45
Pool #G08192,
5.50%, 4/1/37	106	119
Pool #G08341,
5.00%, 4/1/39	2,004	2,207
Pool #G08477,
3.50%, 2/1/42	1,262	1,301
Pool #G08537,
3.00%, 7/1/43	3,375	3,363
Pool #G08554,
3.50%, 10/1/43	1,728	1,779
Pool #G08624,
4.00%, 1/1/45	2,884	3,056
Pool #G08632,
3.50%, 3/1/45	2,967	3,055
Pool #G08648,
6/1/45(1)	997	993
Pool #G11776,
4.50%, 9/1/20	34	36
Pool #G12571,
4.00%, 1/1/22	120	125
Pool #G12673,
5.00%, 9/1/21	84	89

NORTHERN FUNDS QUARTERLY REPORT    57    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.8%(8) continued
Freddie Mac Gold - 6.2% continued
Pool #G12837,
4.50%, 4/1/22	$118	$124
Pool #G12868,
5.00%, 11/1/22	163	177
Pool #G12869,
5.00%, 9/1/22	144	155
Pool #G13136,
4.50%, 5/1/23	169	180
Pool #G13151,
6.00%, 3/1/23	155	170
Pool #G13201,
4.50%, 7/1/23	93	99
Pool #G13433,
5.50%, 1/1/24	126	139
Pool #G14168,
5.50%, 12/1/24	220	239
Pool #G14239,
4.00%, 9/1/26	2,899	3,089
Pool #G14554,
4.50%, 7/1/26	349	368
Pool #G14891,
3.00%, 10/1/28	709	736
Pool #G15089,
2.50%, 11/1/28	1,184	1,210
Pool #G15134,
3.00%, 5/1/29	451	468
Pool #G18220,
6.00%, 11/1/22	17	19
Pool #G18438,
2.50%, 6/1/27	608	622
Pool #G18442,
3.50%, 8/1/27	1,141	1,205
Pool #G30327,
4.50%, 1/1/27	32	34
Pool #J00991,
4.00%, 1/1/21	45	47
Pool #J02541,
4.00%, 9/1/20	31	32
Pool #J03041,
6.00%, 7/1/21	49	52
Pool #J03736,
5.50%, 11/1/21	63	68
Pool #J05307,
4.50%, 8/1/22	16	17
Pool #J06175,
5.00%, 5/1/21	21	22
Pool #J06465,
6.00%, 11/1/22	16	17
Pool #J06476,
5.50%, 11/1/22	44	49
Pool #J08098,
5.50%, 6/1/23	42	45
Pool #J08202,
5.00%, 7/1/23	44	47
Pool #J08454,
5.00%, 8/1/23	76	80
Pool #J08913,
5.50%, 10/1/23	47	52
Pool #J09148,
5.00%, 12/1/23	61	63
Pool #J09305,
5.00%, 2/1/24	132	143
Pool #J09463,
5.00%, 3/1/24	63	66
Pool #J11136,
4.00%, 11/1/24	99	104
Pool #J12098,
4.50%, 4/1/25	751	805
Pool #J14808,
3.50%, 3/1/26	1,251	1,323
Pool #J17055,
3.00%, 11/1/26	560	580
Pool #J17232,
3.00%, 11/1/26	590	612
Pool #J17932,
3.00%, 3/1/27	1,036	1,075
Pool #J20834,
2.50%, 10/1/27	1,076	1,099
Pool #J21601,
2.50%, 12/1/27	4,219	4,310
Pool #J22069,
2.50%, 1/1/28	256	261
Pool #J22986,
2.50%, 3/1/28	2,153	2,200
Pool #J31371,
2.50%, 4/1/30	1,383	1,401
Pool #K90071,
3.00%, 2/1/33	1,646	1,675

FIXED INCOME INDEX FUNDS    58    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.8%(8) continued
Freddie Mac Gold - 6.2% continued
Pool #K90641,
3.50%, 6/1/33	$257	$269
Pool #K90791,
3.00%, 7/1/33	679	691
Pool #K91490,
3.50%, 1/1/34	1,348	1,408
Pool #Q02211,
4.50%, 7/1/41	862	941
Pool #Q02605,
4.50%, 8/1/41	2,266	2,454
Pool #Q03085,
4.00%, 9/1/41	475	503
Pool #Q04649,
3.50%, 11/1/41	496	512
Pool #Q08894,
3.50%, 6/1/42	1,156	1,193
Pool #Q09009,
4.00%, 6/1/42	2,873	3,052
Pool #Q10389,
3.50%, 8/1/42	1,982	2,051
Pool #Q10438,
3.50%, 8/1/42	1,953	2,015
Pool #Q14324,
3.00%, 1/1/43	1,900	1,895
Pool #Q14676,
3.00%, 1/1/43	1,227	1,223
Pool #Q15843,
3.00%, 2/1/43	606	604
Pool #Q18339,
3.00%, 5/1/43	554	553
Pool #Q19697,
3.00%, 6/1/43	1,347	1,342
Pool #Q19909,
3.00%, 7/1/43	1,162	1,158
Pool #Q20550,
3.00%, 8/1/43	1,814	1,808
Pool #Q21320,
3.50%, 8/1/43	898	925
Pool #Q24954,
4.00%, 2/1/44	1,357	1,443
Pool #Q27352,
3.50%, 7/1/44	4,184	4,314
Pool #Q27353,
4.00%, 7/1/44	4,032	4,285
Pool #Q29640,
4.00%, 11/1/44	991	1,053
Pool #V60268,
3.00%, 9/1/28	1,934	2,010
Pool #V80003,
3.00%, 4/1/43	2,553	2,546
Pool #V80004,
3.00%, 4/1/43	707	705
Pool #V80058,
3.00%, 5/1/43	1,147	1,143

		170,408

Government National Mortgage Association - 2.2%
Pool TBA,
7/15/45(1)	58,589	61,184

Government National Mortgage Association I - 1.3%
Pool #510835,
5.50%, 2/15/35	58	67
Pool #597889,
5.50%, 6/15/33	229	262
Pool #614169,
5.00%, 7/15/33	100	111
Pool #616879,
3.50%, 2/15/42	870	908
Pool #617739,
6.00%, 10/15/37	28	32
Pool #634431,
6.00%, 9/15/34	32	37
Pool #641416,
5.50%, 4/15/35	206	235
Pool #646341,
6.00%, 11/15/36	74	86
Pool #648538,
5.00%, 12/15/35	102	113
Pool #651753,
5.50%, 3/15/36	33	37
Pool #658560,
6.50%, 8/15/36	102	117
Pool #675211,
6.50%, 3/15/38	43	51
Pool #675484,
5.50%, 6/15/38	165	187
Pool #676360,
6.50%, 10/15/37	26	30

NORTHERN FUNDS QUARTERLY REPORT    59    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.8%(8) continued
Government National Mortgage Association I - 1.3% continued
Pool #682899,
6.00%, 9/15/40	$358	$414
Pool #687824,
5.50%, 8/15/38	240	272
Pool #687900,
5.00%, 9/15/38	209	233
Pool #687901,
5.00%, 9/15/38	210	234
Pool #688461,
6.00%, 5/15/38	216	247
Pool #692309,
6.00%, 1/15/39	124	141
Pool #697645,
5.50%, 10/15/38	91	102
Pool #698236,
5.00%, 6/15/39	725	804
Pool #698336,
4.50%, 5/15/39	858	933
Pool #699277,
6.00%, 9/15/38	71	81
Pool #700918,
5.50%, 11/15/38	312	352
Pool #700972,
5.50%, 11/15/38	74	84
Pool #701196,
6.00%, 10/15/38	95	109
Pool #703677,
5.50%, 6/15/39	227	256
Pool #704185,
5.50%, 1/15/39	86	98
Pool #717175,
4.50%, 6/15/39	937	1,028
Pool #719262,
5.00%, 8/15/40	344	388
Pool #720202,
4.50%, 7/15/39	606	665
Pool #723231,
4.00%, 10/15/39	476	507
Pool #723339,
5.00%, 9/15/39	360	406
Pool #726085,
4.00%, 11/15/24	294	313
Pool #728629,
4.50%, 1/15/40	1,305	1,431
Pool #733663,
4.50%, 5/15/40	2,670	2,904
Pool #737286,
4.50%, 5/15/40	965	1,059
Pool #737416,
3.50%, 9/15/25	250	265
Pool #738134,
3.50%, 4/15/26	435	460
Pool #738247,
4.50%, 4/15/41	496	540
Pool #745215,
4.00%, 7/15/25	234	248
Pool #747643,
4.50%, 8/15/40	1,974	2,146
Pool #760874,
3.50%, 2/15/26	358	379
Pool #768800,
4.50%, 6/15/41	296	323
Pool #773939,
4.00%, 11/15/41	1,066	1,154
Pool #778957,
3.50%, 3/15/42	1,086	1,135
Pool #781939,
6.00%, 7/15/34	447	522
Pool #782131,
5.50%, 12/15/36	118	135
Pool #782150,
5.50%, 4/15/37	131	149
Pool #782259,
5.00%, 2/15/36	233	261
Pool #782272,
5.50%, 2/15/38	254	287
Pool #782498,
6.00%, 12/15/38	132	150
Pool #782565,
5.00%, 2/15/39	2,725	3,033
Pool #782584,
5.00%, 3/15/39	227	251
Pool #782675,
4.50%, 6/15/24	206	225
Pool #782696,
5.00%, 6/15/39	627	701
Pool #782831,
6.00%, 12/15/39	84	96

FIXED INCOME INDEX FUNDS    60    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.8%(8) continued
Government National Mortgage Association I - 1.3% continued
Pool #783176,
4.00%, 11/15/40	$1,361	$1,452
Pool #783467,
4.00%, 10/15/41	4,421	4,712
Pool #AA6089,
3.00%, 2/15/43	668	679
Pool #AB2891,
3.00%, 9/15/42	484	491
Pool #AD8781,
3.00%, 3/15/43	599	609
Pool #AD9016,
3.00%, 4/15/43	794	804

		36,541

Government National Mortgage Association II - 3.9%
Pool #3570,
6.00%, 6/20/34	93	107
Pool #3665,
5.50%, 1/20/35	276	314
Pool #3852,
6.00%, 5/20/36	46	53
Pool #3879,
6.00%, 7/20/36	151	172
Pool #3910,
6.00%, 10/20/36	78	90
Pool #3994,
5.00%, 6/20/37	57	62
Pool #4018,
6.50%, 8/20/37	171	196
Pool #4026,
5.00%, 9/20/37	75	81
Pool #4027,
5.50%, 9/20/37	44	50
Pool #4040,
6.50%, 10/20/37	35	41
Pool #4098,
5.50%, 3/20/38	234	266
Pool #4116,
6.50%, 4/20/38	80	93
Pool #4170,
6.00%, 6/20/38	184	209
Pool #4194,
5.50%, 7/20/38	460	518
Pool #4243,
5.00%, 9/20/38	123	136
Pool #4244,
5.50%, 9/20/38	124	139
Pool #4245,
6.00%, 9/20/38	74	84
Pool #4269,
6.50%, 10/20/38	91	106
Pool #4290,
5.50%, 11/20/38	88	100
Pool #4344,
6.00%, 1/20/39	156	177
Pool #4345,
6.50%, 1/20/39	100	114
Pool #4425,
5.50%, 4/20/39	264	301
Pool #4559,
5.00%, 10/20/39	673	750
Pool #4561,
6.00%, 10/20/39	321	369
Pool #4617,
4.50%, 1/20/40	186	203
Pool #4619,
5.50%, 1/20/40	598	678
Pool #4713,
4.50%, 6/20/40	567	618
Pool #4747,
5.00%, 7/20/40	503	560
Pool #4881,
3.50%, 12/20/40	1,821	1,896
Pool #4882,
4.00%, 12/20/40	4,307	4,615
Pool #4923,
4.50%, 1/20/41	424	464
Pool #5050,
4.00%, 5/20/26	384	406
Pool #5081,
4.00%, 6/20/41	744	794
Pool #5082,
4.50%, 6/20/41	779	850
Pool #5083,
5.00%, 6/20/41	3,040	3,386
Pool #5114,
4.00%, 7/20/41	2,971	3,169
Pool #5141,
5.00%, 8/20/41	410	457

NORTHERN FUNDS QUARTERLY REPORT    61    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.8%(8) continued
Government National Mortgage Association II - 3.9% continued
Pool #5175,
4.50%, 9/20/41	$404	$441
Pool #5176,
5.00%, 9/20/41	1,900	2,116
Pool #5202,
3.50%, 10/20/41	1,037	1,082
Pool #5203,
4.00%, 10/20/41	685	730
Pool #5232,
3.50%, 11/20/41	586	610
Pool #5264,
5.50%, 12/20/41	54	61
Pool #5280,
4.00%, 1/20/42	750	799
Pool #5304,
3.50%, 2/20/42	723	752
Pool #5317,
5.50%, 2/20/42	365	411
Pool #5326,
3.00%, 3/20/27	1,026	1,073
Pool #5331,
3.50%, 3/20/42	1,173	1,220
Pool #654804,
6.00%, 5/20/36	149	169
Pool #737602,
4.00%, 11/20/40	636	685
Pool #752757,
4.50%, 11/20/40	915	1,007
Pool #755677,
4.00%, 12/20/40	570	612
Pool #766711,
4.00%, 5/20/42	2,394	2,592
Pool #782433,
6.00%, 10/20/38	275	312
Pool #82579,
3.50%, 7/20/40	319	333
Pool #82737,
3.00%, 2/20/41	406	425
Pool #82960,
3.50%, 10/20/41	161	167
Pool #AA5970,
3.00%, 1/20/43	2,160	2,187
Pool #AA6054,
3.00%, 2/20/43	2,998	3,043
Pool #AA6149,
3.00%, 3/20/43	2,156	2,182
Pool #AA6160,
3.50%, 3/20/43	886	922
Pool #AA6243,
3.50%, 4/20/43	337	351
Pool #AB9443,
3.50%, 11/20/42	1,408	1,460
Pool #AD1755,
3.50%, 2/20/43	1,324	1,379
Pool #AD8825,
3.50%, 3/20/43	822	857
Pool #AF5097,
4.00%, 8/20/43	2,511	2,694
Pool #AJ0645,
3.50%, 7/20/44	711	741
Pool #AJ3643,
4.00%, 10/20/44	1,463	1,571
Pool #AK6867,
3.50%, 1/20/45	4,197	4,372
Pool #MA0022,
3.50%, 4/20/42	1,187	1,235
Pool #MA0088,
3.50%, 5/20/42	2,648	2,756
Pool #MA0220,
3.50%, 7/20/42	1,366	1,422
Pool #MA0318,
3.50%, 8/20/42	2,494	2,596
Pool #MA0321,
5.00%, 8/20/42	756	834
Pool #MA0391,
3.00%, 9/20/42	4,830	4,907
Pool #MA0392,
3.50%, 9/20/42	1,047	1,090
Pool #MA0933,
3.00%, 4/20/43	2,042	2,074
Pool #MA0934,
3.50%, 4/20/43	749	780
Pool #MA1011,
3.00%, 5/20/43	1,963	1,994
Pool #MA1012,
3.50%, 5/20/43	1,891	1,969
Pool #MA1064,
2.50%, 6/20/28	1,201	1,231

FIXED INCOME INDEX FUNDS    62    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.8%(8) continued
Government National Mortgage Association II - 3.9% continued
Pool #MA1089,
3.00%, 6/20/43	$2,108	$2,142
Pool #MA1224,
3.50%, 8/20/43	1,739	1,810
Pool #MA1242,
2.00%, 8/20/43	456	467
Pool #MA1285,
3.50%, 9/20/43	973	1,013
Pool #MA1839,
4.00%, 4/20/44	691	733
Pool #MA1851,
2.50%, 4/20/44	231	237
Pool #MA1920,
4.00%, 5/20/44	763	809
Pool #MA2224,
4.00%, 9/20/44	4,262	4,520
Pool #MA2304,
4.00%, 10/20/44	4,184	4,437
Pool #MA2444,
3.00%, 12/20/44	481	487
Pool #MA2521,
3.50%, 1/20/45	2,375	2,477
Pool #MA2522,
4.00%, 1/20/45	959	1,016
Pool #MA2677,
3.00%, 3/20/45	991	1,002
Pool #MA2753,
3.00%, 4/20/45	2,487	2,515
Pool #MA2891,
3.00%, 6/20/45	1,500	1,517

		108,050

Tennessee Valley Authority - 0.1%
5.50%, 7/18/17	600	656
5.25%, 9/15/39	1,650	2,007

		2,663

Total U.S. Government Agencies (Cost $863,658)		875,093

U.S. GOVERNMENT OBLIGATIONS - 36.5%
U.S. Treasury Bonds - 6.2%
8.75%, 8/15/20	450	607
8.00%, 11/15/21	1,125	1,536
7.13%, 2/15/23	2,000	2,714
6.25%, 8/15/23	11,550	15,075
7.63%, 2/15/25	165	242
6.00%, 2/15/26	11,750	15,783
6.13%, 11/15/27	9,000	12,483
6.25%, 5/15/30	6,000	8,658
5.38%, 2/15/31	4,000	5,377
4.50%, 2/15/36	475	597
4.75%, 2/15/37	6,240	8,085
5.00%, 5/15/37	2,235	2,995
4.38%, 2/15/38	3,890	4,783
4.50%, 5/15/38	1,700	2,125
3.50%, 2/15/39	6,000	6,468
4.25%, 5/15/39	9,250	11,162
4.50%, 8/15/39	8,000	10,013
4.38%, 11/15/39	7,000	8,610
4.63%, 2/15/40	5,250	6,695
4.38%, 5/15/40	1,000	1,231
3.88%, 8/15/40	5,000	5,710
3.75%, 8/15/41	4,000	4,492
3.13%, 2/15/42	2,000	2,011
2.75%, 8/15/42	2,500	2,326
3.38%, 5/15/44	5,000	5,252
3.00%, 11/15/44	17,000	16,629
2.50%, 2/15/45	11,000	9,681

		171,340

U.S. Treasury Notes - 30.3%
0.25%, 12/15/15	25,000	25,016
2.13%, 2/29/16	5,000	5,064
0.38%, 3/15/16	25,000	25,029
5.13%, 5/15/16	3,000	3,126
3.25%, 6/30/16	10,000	10,287
0.63%, 7/15/16	10,000	10,027
1.50%, 7/31/16	5,000	5,061
1.00%, 8/31/16	10,000	10,072
1.00%, 9/30/16	25,000	25,189
1.00%, 10/31/16	5,000	5,038
4.63%, 11/15/16	2,600	2,748
0.50%, 11/30/16	15,000	15,009
0.88%, 11/30/16	30,000	30,176
0.63%, 12/31/16	15,000	15,032
0.88%, 1/31/17	20,000	20,111
4.63%, 2/15/17	500	533
1.00%, 3/31/17	12,000	12,092

NORTHERN FUNDS QUARTERLY REPORT    63    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 36.5% continued
U.S. Treasury Notes - 30.3% continued
3.13%, 4/30/17	$7,000	$7,323
4.50%, 5/15/17	1,850	1,984
0.63%, 5/31/17	15,000	14,998
0.88%, 6/15/17	15,000	15,068
0.88%, 7/15/17	10,000	10,041
4.75%, 8/15/17	2,400	2,606
0.63%, 8/31/17	5,000	4,991
1.00%, 9/15/17	30,000	30,173
0.63%, 9/30/17	7,000	6,979
4.25%, 11/15/17	2,950	3,190
0.75%, 12/31/17	10,000	9,979
0.88%, 1/15/18	25,000	25,008
0.88%, 1/31/18	10,000	10,002
3.50%, 2/15/18	6,250	6,673
0.75%, 2/28/18	5,000	4,980
3.88%, 5/15/18	3,300	3,573
1.38%, 6/30/18	2,600	2,628
1.38%, 7/31/18	10,000	10,100
1.50%, 8/31/18	17,030	17,252
3.75%, 11/15/18	2,300	2,498
1.50%, 12/31/18	10,000	10,098
2.75%, 2/15/19	18,000	18,956
1.38%, 2/28/19	4,000	4,014
1.50%, 2/28/19	5,000	5,042
1.63%, 4/30/19	10,000	10,112
1.63%, 6/30/19	10,000	10,095
0.88%, 7/31/19	2,000	1,959
1.63%, 7/31/19	10,000	10,085
3.63%, 8/15/19	18,000	19,595
1.75%, 9/30/19	60,000	60,722
3.38%, 11/15/19	16,000	17,274
1.63%, 12/31/19	2,500	2,510
3.63%, 2/15/20	5,000	5,461
1.38%, 3/31/20	2,280	2,258
1.13%, 4/30/20	4,000	3,908
3.50%, 5/15/20	5,000	5,438
1.38%, 5/31/20	15,000	14,822
1.50%, 5/31/20	20,000	19,891
2.63%, 8/15/20	3,000	3,137
2.63%, 11/15/20	3,000	3,133
3.63%, 2/15/21	12,000	13,165
2.13%, 6/30/21	1,740	1,762
2.13%, 8/15/21	36,000	36,405
1.63%, 8/15/22	19,000	18,418
2.75%, 11/15/23	5,000	5,198
2.75%, 2/15/24	10,000	10,382
2.50%, 5/15/24	10,000	10,171
2.38%, 8/15/24	31,000	31,167
2.25%, 11/15/24	43,000	42,738
2.00%, 2/15/25	27,000	26,232

		833,804

Total U.S. Government Obligations (Cost $982,640)		1,005,144

MUNICIPAL BONDS - 0.7%
Arizona - 0.0%
Phoenix Taxable G.O. Unlimited Bonds, Series A, Build America Bonds,
5.27%, 7/1/34	100	113
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Build America Bonds,
4.84%, 1/1/41	110	122

		235

California - 0.3%
Bay Area Toll Authority Bridge Revenue Bonds, Series F-2, Build America Bonds,
6.26%, 4/1/49	425	550
Bay Area Toll Authority Bridge Subordinate Revenue Bonds, Series S1, Build America Bonds,
7.04%, 4/1/50	150	202
Bay Area Toll Authority Bridge TRB, Series S3, Build America Bonds,
6.91%, 10/1/50	150	200
California State G.O. Unlimited Bonds, Build America Bonds,
7.70%, 11/1/30	135	166
7.30%, 10/1/39	920	1,278
7.60%, 11/1/40	400	593
California State Public Works Board Lease Revenue Bonds, Series G-2, Build America Bonds,
8.36%, 10/1/34	50	70
California State Taxable G.O. Unlimited Bonds, Build America Bonds,
7.63%, 3/1/40	405	585
California State Various Purpose Taxable G.O. Unlimited Bonds,
6.20%, 3/1/19	200	230

FIXED INCOME INDEX FUNDS    64    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.7% continued
California - 0.3% continued
California State Various Purpose Taxable G.O. Unlimited Bonds, Build America Bonds,
7.55%, 4/1/39	$585	$846
East Bay Municipal Utility District Water System Revenue Bonds, Build America Bonds,
5.87%, 6/1/40	300	367
Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds,
6.75%, 8/1/49	150	208
Los Angeles Department of Airports Direct Pay TRB, Build America Bonds,
6.58%, 5/15/39	250	314
Los Angeles Unified School District G.O. Unlimited Bonds, Build America Bonds,
6.76%, 7/1/34	290	377
Los Angeles Unified School District Taxable G.O. Unlimited Bonds, Series KR, Build America Bonds,
5.75%, 7/1/34	335	396
Metropolitan Water District of Southern California TRB, Issuer Subseries A, Build America Bonds,
6.95%, 7/1/40	100	118
San Diego County Water Authority Financing Agency Revenue Bonds, Series B, Build America Bonds,
6.14%, 5/1/49	100	125
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds,
6.95%, 11/1/50	75	101
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series B, Build America Bonds,
6.00%, 11/1/40	300	357
University of California Revenue Bonds, Build America Bonds,
5.95%, 5/15/45	150	178
University of California Revenue Bonds, Build America Bonds, Regents University,
6.27%, 5/15/31	200	221

		7,482

Colorado - 0.0%
Denver City & County G.O. Unlimited Bonds, Build America Bonds,
5.65%, 8/1/30	250	286
Denver City & County School District No. 1 Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (State Aid Withholding),
5.66%, 12/1/33	50	58

		344

Connecticut - 0.0%
Connecticut State G.O. Unlimited Bonds, Build America Bonds,
5.63%, 12/1/29	165	194
Connecticut State G.O. Unlimited Bonds, Series A,
5.85%, 3/15/32	300	356

		550

District of Columbia - 0.0%
District of Columbia Income Tax Secured Revenue Bonds, Series E, Build America Bonds,
5.59%, 12/1/34	30	35

Florida - 0.0%
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A,
2.11%, 7/1/18	500	506

Georgia - 0.0%
Municipal Electric Authority of Georgia Plant Vogtle Units TRB, Build America Bonds,
6.64%, 4/1/57	70	84
6.66%, 4/1/57	100	116
7.06%, 4/1/57	300	329

		529

Illinois - 0.1%
Chicago Transit Authority Sales & Transfer Tax Receipts Pension Funding TRB, Series A,
6.90%, 12/1/40	300	341
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds,
6.20%, 12/1/40	140	148
Illinois State Taxable G.O. Unlimited Bonds,
5.67%, 3/1/18	300	320

NORTHERN FUNDS QUARTERLY REPORT    65    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.7% continued
Illinois - 0.1% continued
Illinois State Taxable Pension G.O. Unlimited Bonds,
5.10%, 6/1/33	$705	$654

		1,463

Massachusetts - 0.0%
Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds,
4.50%, 8/1/31	250	266
Massachusetts State School Building Authority Sales TRB, Build America Bonds,
5.72%, 8/15/39	100	119

		385

Mississippi - 0.0%
Mississippi State Taxable G.O. Unlimited Bonds, Series F, Build America Bonds,
5.25%, 11/1/34	100	112

Nevada - 0.0%
Clark County Airport Revenue Bonds, Series B, Build America Bonds,
6.88%, 7/1/42	355	400
Clark County Airport System TRB, Series C, Build America Bonds,
6.82%, 7/1/45	200	270

		670

New Jersey - 0.0%
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, Build America Bonds,
6.56%, 12/15/40	200	208
New Jersey State Transportation Trust Fund Authority TRB, Series C, Build America Bonds,
6.10%, 12/15/28	300	313
New Jersey State Turnpike Authority TRB, Series F, Build America Bonds,
7.41%, 1/1/40	125	174
Rutgers State University TRB, Series H, Build America Bonds,
5.67%, 5/1/40	145	167

		862

New York - 0.1%
Metropolitan Transportation Authority Dedicated Fund TRB, Build America Bonds,
7.34%, 11/15/39	75	107
Metropolitan Transportation Authority TRB, Build America Bonds,
6.69%, 11/15/40	100	129
Metropolitan Transportation Authority TRB, Series E, Build America Bonds,
6.81%, 11/15/40	60	78
New York City G.O. Unlimited Bonds, Build America Bonds,
5.52%, 10/1/37	100	116
New York City G.O. Unlimited Bonds, Series H-1, Build America Bonds,
5.85%, 6/1/40	85	103
New York City Municipal Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds,
5.75%, 6/15/41	200	245
5.72%, 6/15/42	250	306
New York City Taxable G.O. Unlimited Bonds, Series F-1, Build America Bonds,
6.65%, 12/1/31	225	264
New York City Transitional Finance Authority TRB, Build America Bonds, Future Tax Secured,
5.77%, 8/1/36	300	360
New York State Dormitory Authority Personal Income TRB, Build America Bonds,
5.60%, 3/15/40	250	297
New York State Dormitory Authority Personal Income TRB, Series F, Build America Bonds,
5.63%, 3/15/39	75	88
New York State Urban Development Corp. TRB, Build America Bonds,
5.77%, 3/15/39	100	119
Port Authority of New York & New Jersey Consolidated 160th TRB,
5.65%, 11/1/40	200	231
Port Authority of New York & New Jersey Consolidated 164th TRB,
5.65%, 11/1/40	350	404
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds,
4.93%, 10/1/51	250	263

		3,110

FIXED INCOME INDEX FUNDS    66     NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.7% continued
Ohio - 0.1%
American Municipal Power-Ohio, Inc. Revenue Bonds, Issuer Subseries B, Build America Bonds,
6.45%, 2/15/44	$200	$242
American Municipal Power-Ohio, Inc. TRB, Series B, Build America Bonds, Combined Hydroelectric Projects,
8.08%, 2/15/50	300	441
North East Regional Sewer District Improvement TRB, Build America Bonds,
6.04%, 11/15/40	145	164
Ohio State University TRB, Series A,
4.80%, 6/1/11(2)	200	192
Ohio State University TRB, Series C, Build America Bonds,
4.91%, 6/1/40	190	210
Ohio State Water Quality Development Authority Pollution Control TRB, Series B-2, Loan Fund,
4.88%, 12/1/34	90	100

		1,349

Oregon - 0.0%
Oregon State Department of Transportation Highway User TRB, Series A, Sub Lien, Build America Bonds,
5.83%, 11/15/34	200	244

Pennsylvania - 0.0%
State Public School Building Authority TRB, Series A, Qualified School Construction Bonds,
5.00%, 9/15/27	200	213

Tennessee - 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority Subordinate TRB, Series B, Build America Bonds,
6.73%, 7/1/43	100	124

Texas - 0.1%
Dallas Area Rapid Transit Sales TRB, Build America Bonds,
5.02%, 12/1/48	180	201
Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF Gtd.),
6.45%, 2/15/35	200	232
Houston Taxable G.O. Limited Refunding Pension Obligation Bonds, Series A,
6.29%, 3/1/32	290	352
North Texas Tollway Authority TRB, Series B, Build America Bonds,
6.72%, 1/1/49	125	168
San Antonio Electric & Gas Revenue Bonds, Build America Bonds,
5.99%, 2/1/39	200	250
Texas State Transportation Commission Taxable G.O. Unlimited Bonds, Build America Bonds,
5.52%, 4/1/39	200	246
Texas State Transportation Commission TRB, Series B, First Tier,
5.18%, 4/1/30	300	344
University of Texas Revenue Bonds, Series C, Build America Bonds,
4.79%, 8/15/46	100	110
University of Texas Revenue Bonds, Series D, Build America Bonds,
5.13%, 8/15/42	190	218

		2,121

Utah - 0.0%
Utah State G.O. Unlimited Bonds, Series B, Build America Bonds,
3.54%, 7/1/25	95	99

Washington - 0.0%
Central Puget Sound Regional Transportation Authority Sales & Use TRB, Build America Bonds,
5.49%, 11/1/39	80	96
Washington State Convention Center Public Facilities District Revenue Bonds, Build America Bonds,
6.79%, 7/1/40	100	122
Washington State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.14%, 8/1/40	100	115

		333

Total Municipal Bonds (Cost $17,738)		20,766

NORTHERN FUNDS QUARTERLY REPORT    67    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
OTHER - 0.0%
Escrow Lehman Brothers Holdings Capital Trust VII(9) (10)	50,000	$—

Total Other (Cost $39)		—

INVESTMENT COMPANIES - 6.4%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(11)	175,319,204	175,319

Total Investment Companies (Cost $175,319)		175,319

Total Investments - 105.6% (Cost $2,854,145)		2,907,972

Liabilities less Other Assets - (5.6)%		(154,561)

NET ASSETS - 100.0%		$2,753,411

(1)	When-Issued Security. Coupon rate was not in effect at June 30, 2015.
(2)	Century bond maturing in 2111.
(3)	Century bond maturing in 2114.
(4)	Century bond maturing in 2112.
(5)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(6)	Restricted security that has been deemed illiquid. At June 30, 2015, the value of these restricted illiquid securities amounted to approximately $ 3,370,000 or 0.1% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
HJ Heinz Co.,
7/15/45	6/23/15 - 6/25/15	$676

Medtronic, Inc.,
2.50%, 3/15/20	1/29/15 - 2/25/15	1,022

Medtronic, Inc.,
3.50%, 3/15/25	12/1/14	743

Petroleos Mexicanos,
5.63%, 1/23/46	4/30/15	1,005

(7)	Zero coupon bond.
(8)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(9)	Issuer has defaulted on terms of debt obligation.
(10)	Level 3 asset that is worthless, bankrupt or has been delisted.
(11)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the puttable date for floating and variable rate securities.

At June 30, 2015, the quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	41.7%
U.S. Agency	23.0
AAA	4.1
AA	3.9
A	10.8
BBB	10.5
Cash Equivalents	6.0

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

FIXED INCOME INDEX FUNDS    68    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$51,624	$—	$51,624
Corporate Bonds(1)	—	545,658	—	545,658
Foreign Issuer Bonds(1)	—	234,368	—	234,368
U.S. Government Agencies(1)	—	875,093	—	875,093
U.S. Government Obligations(1)	—	1,005,144	—	1,005,144
Municipal Bonds(1)	—	20,766	—	20,766
Investment Companies	175,319	—	—	175,319

Total Investments	$175,319	$2,732,653	$—	$2,907,972

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At June 30, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,854,276

Gross tax appreciation of investments	$73,515
Gross tax depreciation of investments	(19,819)

Net tax appreciation of investments	$53,696

Transactions in affiliated investments for the three months ended June 30, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$179,803	$116,033	$120,517	$4	$175,319

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

FHLMC - Federal Home Loan Mortgage Corporation

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

Gtd. - Guaranteed

PSF - Permanent School Fund

TBA - To Be Announced

TRB - Tax Revenue Bonds

NORTHERN FUNDS QUARTERLY REPORT    69    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND	JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 96.9%
U.S. Treasury Bonds - 13.4%
6.88%, 8/15/25	$100	$142
6.00%, 2/15/26	125	168
6.50%, 11/15/26	75	105
6.38%, 8/15/27	115	162
6.13%, 11/15/27	75	104
5.50%, 8/15/28	150	199
5.25%, 11/15/28	100	130
6.13%, 8/15/29	50	71
6.25%, 5/15/30	175	253
5.38%, 2/15/31	200	269
4.50%, 2/15/36	90	113
4.75%, 2/15/37	125	162
5.00%, 5/15/37	100	134
4.38%, 2/15/38	150	184
4.50%, 5/15/38	95	119
3.50%, 2/15/39	160	172
4.25%, 5/15/39	200	241
4.50%, 8/15/39	175	219
4.38%, 11/15/39	150	184
4.63%, 2/15/40	335	427
4.38%, 5/15/40	240	296
3.88%, 8/15/40	250	285
4.25%, 11/15/40	200	242
4.75%, 2/15/41	255	332
4.38%, 5/15/41	190	235
3.75%, 8/15/41	255	286
3.13%, 11/15/41	275	277
3.13%, 2/15/42	300	302
3.00%, 5/15/42	205	201
2.75%, 8/15/42	320	298
2.75%, 11/15/42	340	316
3.13%, 2/15/43	405	406
2.88%, 5/15/43	625	596
3.63%, 8/15/43	425	468
3.75%, 11/15/43	600	675
3.63%, 2/15/44	500	550
3.38%, 5/15/44	550	578
3.13%, 8/15/44	525	526
3.00%, 11/15/44	575	562
2.50%, 2/15/45	550	484
3.00%, 5/15/45	385	377

		11,850

U.S. Treasury Notes - 83.5%
0.63%, 7/15/16	225	226
0.50%, 7/31/16	500	501
1.50%, 7/31/16	650	658
0.63%, 8/15/16	250	251
4.88%, 8/15/16	400	420
0.50%, 8/31/16	500	501
1.00%, 8/31/16	250	252
3.00%, 8/31/16	300	309
0.88%, 9/15/16	500	503
0.50%, 9/30/16	500	501
1.00%, 9/30/16	325	327
3.00%, 9/30/16	700	723
0.63%, 10/15/16	475	476
0.38%, 10/31/16	750	750
1.00%, 10/31/16	250	252
3.13%, 10/31/16	200	207
0.63%, 11/15/16	500	501
0.50%, 11/30/16	300	300
0.88%, 11/30/16	600	603
2.75%, 11/30/16	400	413
0.63%, 12/15/16	300	301
0.63%, 12/31/16	250	250
0.88%, 12/31/16	600	603
3.25%, 12/31/16	400	417
0.75%, 1/15/17	450	452
0.50%, 1/31/17	250	250
0.88%, 1/31/17	250	251
3.13%, 1/31/17	550	573
0.63%, 2/15/17	500	501
0.50%, 2/28/17	750	749
0.88%, 2/28/17	550	553
3.00%, 2/28/17	250	260
0.75%, 3/15/17	400	401
0.50%, 3/31/17	450	450
3.25%, 3/31/17	500	523
0.50%, 4/30/17	400	399
0.88%, 4/30/17	750	754
0.88%, 5/15/17	900	904
0.63%, 5/31/17	950	950
2.75%, 5/31/17	250	260
0.88%, 6/15/17	300	301
0.63%, 6/30/17	500	500
0.75%, 6/30/17	500	501

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 96.9% continued
U.S. Treasury Notes - 83.5% continued
2.50%, 6/30/17	$300	$311
0.88%, 7/15/17	350	351
0.50%, 7/31/17	250	249
2.38%, 7/31/17	500	517
0.88%, 8/15/17	500	502
0.63%, 8/31/17	750	749
1.88%, 8/31/17	500	513
0.63%, 9/30/17	350	349
1.88%, 9/30/17	500	513
0.88%, 10/15/17	350	351
0.75%, 10/31/17	450	450
1.88%, 10/31/17	500	513
0.88%, 11/15/17	500	501
0.63%, 11/30/17	850	846
1.00%, 12/15/17	250	251
0.75%, 12/31/17	700	698
0.88%, 1/31/18	700	700
1.00%, 2/15/18	500	501
3.50%, 2/15/18	350	374
0.75%, 2/28/18	550	548
0.75%, 3/31/18	550	547
2.88%, 3/31/18	250	263
0.75%, 4/15/18	250	249
0.63%, 4/30/18	500	495
2.63%, 4/30/18	200	209
1.00%, 5/15/18	350	350
3.88%, 5/15/18	150	162
1.00%, 5/31/18	750	750
1.13%, 6/15/18	350	351
1.38%, 6/30/18	400	404
1.38%, 7/31/18	1,250	1,262
2.25%, 7/31/18	300	311
1.50%, 8/31/18	1,065	1,079
1.38%, 9/30/18	850	857
1.25%, 10/31/18	950	953
1.75%, 10/31/18	700	714
3.75%, 11/15/18	800	869
1.25%, 11/30/18	750	752
1.38%, 11/30/18	750	756
1.38%, 12/31/18	750	754
1.50%, 12/31/18	750	757
1.25%, 1/31/19	300	300
1.50%, 1/31/19	750	757
2.75%, 2/15/19	650	685
1.38%, 2/28/19	500	502
1.50%, 2/28/19	400	403
1.50%, 3/31/19	600	605
1.63%, 3/31/19	600	607
1.13%, 5/31/19	400	397
0.88%, 7/31/19	500	490
1.00%, 8/31/19	175	172
1.63%, 8/31/19	250	252
1.00%, 9/30/19	125	123
1.25%, 10/31/19	250	248
1.50%, 10/31/19	390	390
1.00%, 11/30/19	160	156
1.13%, 12/31/19	260	255
1.25%, 1/31/20	500	493
1.38%, 1/31/20	350	347
3.63%, 2/15/20	500	546
1.25%, 2/29/20	350	345
1.38%, 2/29/20	150	149
1.13%, 3/31/20	250	245
1.38%, 3/31/20	100	99
1.13%, 4/30/20	250	244
3.50%, 5/15/20	350	381
1.38%, 5/31/20	200	198
1.50%, 5/31/20	300	298
2.00%, 7/31/20	200	203
2.63%, 8/15/20	300	314
2.13%, 8/31/20	335	342
2.00%, 9/30/20	400	406
1.75%, 10/31/20	375	375
2.63%, 11/15/20	825	862
2.00%, 11/30/20	325	329
2.38%, 12/31/20	400	412
2.13%, 1/31/21	450	457
3.63%, 2/15/21	500	549
2.00%, 2/28/21	350	353
2.25%, 3/31/21	350	358
2.25%, 4/30/21	375	383
3.13%, 5/15/21	475	508
2.00%, 5/31/21	350	352
2.13%, 6/30/21	350	354
2.25%, 7/31/21	475	484
2.13%, 8/15/21	500	506
2.00%, 8/31/21	500	502
2.13%, 9/30/21	450	454

FIXED INCOME INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 96.9% continued
U.S. Treasury Notes - 83.5% continued
2.00%, 10/31/21	$400	$401
2.00%, 11/15/21	525	526
1.88%, 11/30/21	550	546
2.13%, 12/31/21	475	479
1.50%, 1/31/22	300	290
2.00%, 2/15/22	425	425
1.75%, 2/28/22	500	491
1.75%, 3/31/22	450	442
1.75%, 4/30/22	400	392
1.75%, 5/15/22	375	368
1.88%, 5/31/22	400	396
2.13%, 6/30/22	300	301
1.63%, 8/15/22	300	291
1.63%, 11/15/22	400	387
2.00%, 2/15/23	675	668
1.75%, 5/15/23	725	701
2.50%, 8/15/23	650	664
2.75%, 11/15/23	750	780
2.75%, 2/15/24	700	727
2.50%, 5/15/24	800	814
2.38%, 8/15/24	875	880
2.25%, 11/15/24	875	870
2.00%, 2/15/25	1,025	996
2.13%, 5/15/25	675	663

		74,096

Total U.S. Government Obligations (Cost $85,039)		85,946

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.5%
Northern Institutional Funds - U.S. Government Portfolio, 0.01%(1)	1,344,553	$1,345

Total Investment Companies (Cost $1,345)		1,345

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.6%
U.S. Treasury Bill,
(0.01)%, 8/6/15(2)	$500	$500

Total Short-Term Investments (Cost $500)		500

Total Investments - 99.0% (Cost $86,884)		87,791

Other Assets less Liabilities - 1.0%		931

NET ASSETS - 100.0%		$88,722

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal only securities, the current effective yield.

Maturity dates represent the stated date on the security, or the next interest reset/ puttable date for floating and variable rate securities.

At June 30, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
5-Year U.S. Treasury Note	26	$3,101	Long	9/15	$7

At June 30, 2015, the quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	97.5%
AA	1.0
Cash Equivalents	1.5

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND continued	JUNE 30, 2015 (UNAUDITED)

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Portfolio will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Obligations(1)	$—	$85,946	$—	$85,946
Investment Companies	1,345	—	—	1,345
Short-Term Investments	—	500	—	500

Total Investments	$1,345	$86,446	$—	$87,791

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$7	$—	$—	$7

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At June 30, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$86,985

Gross tax appreciation of investments	$1,263
Gross tax depreciation of investments	(457)

Net tax appreciation of investments	$806

Transactions in affiliated investments for the three months ended June 30, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)		VALUE, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$2,381	$23,807	$24,843	$—	*	$1,345

*	Amount rounds to less than one thousand.

FIXED INCOME INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND	JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%
Arizona - 98.3%
Arizona Board of Regents University System Revenue Bonds, Series A,
5.00%, 6/1/21	$500	$563
Arizona Board of Regents University System Revenue Refunding Bonds, Series A,
5.00%, 6/1/40	2,350	2,643
Arizona Board of Regents University System Revenue Refunding Bonds, Series B,
5.00%, 7/1/28	1,860	2,178
Arizona State School Facilities Board COPS,
5.25%, 9/1/23	2,000	2,239
Arizona State Transportation Board Highway Revenue Bonds, Series B, Prerefunded,
5.00%, 7/1/18	1,000	1,115
Arizona State Transportation Board Highway Revenue Refunding Bonds,
5.00%, 7/1/30	2,000	2,324
Arizona State University System Revenue Refunding Bonds (AMBAC Insured),
5.00%, 7/1/27	1,450	1,450
Buckeye Unified School District No. 201 G.O. Unlimited Refunding Bonds (AGM Insured),
4.00%, 7/1/29	1,770	1,837
Bullhead City Municipal Property Corp. Excise TRB (NATL-RE Insured), Prerefunded,
5.00%, 7/1/15	1,000	1,000
Coconino & Yavapai Counties Joint Unified School District No. 9 G.O. Unlimited Bonds, Series B, School Improvement Project of 2007 (Assured Guaranty Insured),
5.00%, 7/1/22	1,345	1,540
Gila County Unified School District No. 10 Payson G.O. Limited Refunding Bonds,
5.00%, 7/1/23	825	978
Gilbert Public Facilities Municipal Property Corp. Revenue Bonds,
5.50%, 7/1/28	1,000	1,133
Glendale Water & Sewer Revenue Bonds, Sub Lien (AGM Insured), Prerefunded,
5.00%, 1/1/18	2,000	2,196
Goodyear Public Improvement Corp. Municipal Facilities Revenue Bonds,
6.00%, 7/1/31	1,000	1,124
Goodyear Public Improvement Corp. Municipal Facilities Revenue Bonds, Series A (NATL-RE Insured),
5.00%, 7/1/22	1,000	1,080
Goodyear Water & Sewer Revenue Bonds, Sub Lien Obligations (AGM Insured),
5.25%, 7/1/31	1,000	1,126
Greater Development Authority Infrastructure Revenue Bonds, Series 2, Santa Cruz County Jail,
5.00%, 8/1/28	2,000	2,172
5.25%, 8/1/31	1,005	1,098
Marana Municipal Property Corp. Facilities Revenue Bonds, Series A,
5.25%, 7/1/23	1,970	2,182
Maricopa County Elementary School District No. 1 Phoenix G.O. Unlimited Bonds, Series B, School Improvement Project of 2006,
4.50%, 7/1/21	1,190	1,296
Maricopa County Elementary School District No. 28 Kyrene G.O. Unlimited Bonds, Series B, School Improvement Project of 2010,
5.25%, 7/1/28	940	1,118
5.50%, 7/1/29	485	585
5.50%, 7/1/30	375	453
Maricopa County Elementary School District No. 8 Osborn G.O. Unlimited Bonds, Series B, School Improvement Project of 2006,
5.00%, 7/1/15	80	80
Maricopa County High School District No. 210 Phoenix G.O. Unlimited Refunding Bonds (AGM Insured),
5.25%, 7/1/18	225	253
Maricopa County Unified School District No. 11 Peoria G.O. Limited Refunding Bonds, School Improvement (AGM Insured),
7/1/23(1)	1,900	1,933
Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series C, School Improvement Project of 2012,
3.00%, 7/1/23	2,100	2,176
Maricopa County Unified School District No. 60 Higley G.O. Limited Refunding Bonds (AGM Insured),
5.00%, 7/1/25	1,500	1,759

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3% continued
Arizona - 98.3% continued
Maricopa County Unified School District No. 60 Higley G.O. Unlimited Bonds, Series C, School Improvement Project of 2006,
5.00%, 7/1/27	$1,000	$1,115
Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series D, School Improvement Project of 2011,
4.50%, 7/1/27	1,700	1,895
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, School Improvement,
5.00%, 7/1/23	175	195
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series A-1, School Improvement Project of 2010,
4.00%, 7/1/22	1,040	1,143
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series C, School Improvement Project of 2010,
4.00%, 7/1/27	425	461
Maricopa County Unified School District No. 89 Dysart G.O. Unlimited Bonds, Series B, School Improvement Project of 2006 (AMBAC Insured),
5.00%, 7/1/27	500	532
Maricopa County Unified School District No. 93 Cave Creek G.O. Unlimited Bonds, Series A, School Improvement Project of 2014 (BAM Insured),
3.00%, 7/1/24	750	763
Maricopa County Unified School District No. 95 Queen Creek G.O. Limited Refunding Bonds,
5.00%, 7/1/25	545	647
5.00%, 7/1/26	400	469
Mesa Street & Highway Revenue Refunding Bonds (AGM Insured),
5.00%, 7/1/23	1,000	1,184
Mohave County Unified School District No. 20 Kingman G.O. Unlimited Bonds, Series C, School Improvement Project of 2006 (Assured Guaranty Insured),
5.50%, 7/1/21	1,000	1,147
5.00%, 7/1/23	1,000	1,126
Northern Arizona University Research Projects COPS (AMBAC Insured), Prerefunded,
5.00%, 9/1/15	400	403
Northern Arizona University System Revenue Refunding Bonds (BAM Insured),
5.00%, 6/1/26	1,240	1,446
5.00%, 6/1/27	1,000	1,152
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series B (AMT), Senior Lien,
5.25%, 7/1/16	1,000	1,048
Phoenix Civic Improvement Corp. Excise Tax Revenue Refunding Bonds, Subseries A,
5.00%, 7/1/28	1,125	1,314
Phoenix Civic Improvement Corp. Wastewater System Revenue Refunding Bonds, Senior Lien,
5.50%, 7/1/20	1,690	1,911
5.50%, 7/1/21	1,080	1,219
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/39	2,030	2,282
Pima County Sewer Revenue Bonds, Series B,
5.00%, 7/1/25	1,000	1,149
Pima County Sewer System Revenue Bonds,
5.00%, 7/1/25	1,000	1,170
Pima County Sewer System Revenue Bonds (AGM Insured),
5.00%, 7/1/23	1,350	1,542
Pima County Street & Highway Revenue Bonds,
4.00%, 7/1/22	1,970	2,116
Pima County Unified School District No. 10 Amphitheater G.O. Unlimited Bonds, Series D, School Improvement Project of 2007,
5.00%, 7/1/24	1,005	1,179
Pinal County Unified School District No. 43 Apache Junction G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 7/1/22	1,000	1,180
Prescott Valley Municipal Property Corp. Facilities Revenue Refunding Bonds,
5.00%, 1/1/24	1,835	2,065
Rio Nuevo Multi-Purpose Facilities District Excise TRB, Sub Lien (Assured Guaranty Insured),
5.25%, 7/15/16	1,000	1,047

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3% continued
Arizona - 98.3% continued
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Series A,
5.00%, 1/1/39	$1,225	$1,353
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Series A, Prerefunded,
5.00%, 1/1/16	1,000	1,024
Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/30	2,675	3,121
Tucson Airport Authority, Inc. Revenue Bonds (AMT), Sub Lien (NATL-RE Insured),
5.00%, 12/1/23	1,135	1,197
Tucson COPS (Assured Guaranty Insured),
5.00%, 7/1/26	1,000	1,102
5.00%, 7/1/29	1,000	1,102
Tucson G.O. Unlimited Bonds, Series 2012-C,
3.00%, 7/1/23	1,000	1,025
Tucson Water Revenue Refunding Bonds,
5.00%, 7/1/28	1,000	1,167
Tucson Water System Revenue Bonds,
5.00%, 7/1/25	1,825	2,083
Tucson Water System Revenue Bonds, Series 2005-B (AGM Insured), Prerefunded,
5.00%, 7/1/17	1,590	1,724
Yuma & La Paz Counties Community College District G.O. Limited Refunding Bonds, Series A,
4.00%, 7/1/28	1,000	1,066
Yuma County Library District G.O. Unlimited Bonds (XLCA Insured),
5.00%, 7/1/23	1,000	1,084
5.00%, 7/1/28	1,945	2,109

		91,688

Total Municipal Bonds (Cost $86,899)		91,688

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.1%
Northern Institutional Funds - Tax-Exempt Portfolio, 0.01%(2)	1,977,619	$1,978

Total Investment Companies (Cost $1,978)		1,978

Total Investments - 100.4% (Cost $88,877)		93,666

Liabilities less Other Assets - (0.4)%		(377)

NET ASSETS - 100.0%		$93,289

(1)	When-Issued Security. Coupon rate was not in effect at June 30, 2015.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

Percentages	shown are based on Net Assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued	JUNE 30, 2015 (UNAUDITED)

At June 30, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	3.3%
AA	78.3
A	16.3
Cash Equivalents	2.1

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At June 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	5.7%
General	19.3
General Obligation	5.6
Higher Education	10.1
School District	27.6
Transportation	5.9
Water	14.7
All other sectors less than 5%	11.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$91,688	$—	$91,688
Investment Companies	1,978	—	—	1,978

Total Investments	$1,978	$91,688	$—	$93,666

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At June 30, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$88,889

Gross tax appreciation of investments	$5,230
Gross tax depreciation of investments	(453)

Net tax appreciation of investments	$4,777

Transactions in affiliated investments for the three months ended June 30, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)		VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Tax-Exempt Portfolio	$6,069	$11,927	$16,018	$—	*	$1,978

*	Amount rounds to less than one thousand.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

COPS - Certificates of Participation

G.O. - General Obligation

NATL-RE - National Public Finance Guarantee Corporation Reinsurance

TRB - Tax Revenue Bonds

XLCA - XL Capital Assurance

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.2%
California - 93.2%
Alameda County Joint Powers Authority Lease Revenue Bonds, Series A, Multiple Capital Projects,
4.00%, 12/1/24	$850	$943
Anaheim Public Financing Authority Electric System District Facilities Revenue Bonds (NATL-RE Insured),
4.50%, 10/1/37	3,000	3,129
Bay Area Toll Authority Bridge Revenue Refunding Bonds, Series E,
2.00%, 4/1/21	3,000	3,016
Bay Area Toll Authority Bridge Variable Revenue Bonds, Series C,
1.88%, 4/1/19	3,500	3,555
Butte-Glenn Community College District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/22	500	601
Cabrillo Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured), Partially Prerefunded,
5.00%, 8/1/27	535	537
California Municipal Finance Authority Revenue Refunding Bonds, Series B, Anaheim Electric Utilities,
10/1/30(1)	1,000	1,136
California State Department of Water Resources Center Valley Project Revenue Bonds, Series AR,
4.00%, 12/1/34	1,795	1,880
California State Department of Water Resources Power Supply Revenue Refunding Bonds, Series O,
5.00%, 5/1/22	785	942
California State Department of Water Resources Supply Revenue Bonds, Series L,
5.00%, 5/1/19	5,000	5,733
California State Department of Water Resources Valley Project Revenue Refunding Bonds, Series AS,
5.00%, 12/1/29	3,000	3,554
California State Economic Recovery G.O. Unlimited Refunding Bonds, Series A, Escrowed to Maturity,
5.00%, 7/1/19	5,000	5,738
California State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 9/1/23	3,375	4,063
California State G.O. Unlimited Bonds,
5.00%, 3/1/24	6,500	7,834
5.00%, 3/1/26	2,000	2,395
5.25%, 11/1/40	8,500	9,849
California State G.O. Unlimited Bonds, Series 2007 (FGIC Insured), Partially Prerefunded,
5.38%, 6/1/26	2,220	2,267
California State G.O. Unlimited Bonds, Unrefunded Balance (NATL Insured),
4.75%, 2/1/19	85	85
California State G.O. Unlimited Refunding Bonds,
5.00%, 3/1/23	5,000	5,984
5.00%, 11/1/23	5,000	6,030
California State Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute,
5.75%, 7/1/30	1,000	1,004
California State Public Works Board Lease Revenue Bonds, Series D, Department of Justice,
5.25%, 11/1/16	1,000	1,004
California State Public Works Board Lease Revenue Bonds, Series D, Judicial Council Projects,
4.25%, 12/1/20	1,000	1,136
California State Public Works Board Lease Revenue Bonds, Subseries I-1, Various Capital Projects,
6.38%, 11/1/34	2,500	3,008
California State Public Works Board Lease Revenue Refunding Bonds, Series J, Department of Corrections & Rehabilitation (AMBAC Insured), Prerefunded,
5.00%, 1/1/16	1,300	1,331
California State Sutter Health Facilities Financing Authority Revenue Bonds, Series A,
5.00%, 11/15/42	6,000	6,245
California State University Systemwide Revenue Bonds, Series C (NATL-RE Insured), Prerefunded,
5.00%, 11/1/15	865	879
California State University Systemwide Revenue Bonds, Series C (NATL-RE Insured), Unrefunded Balance,
5.00%, 11/1/28	310	315
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 9/1/18	2,980	3,350

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.2% continued
California - 93.2% continued
5.50%, 4/1/19	$1,000	$1,159
5.00%, 9/1/19	4,720	5,438
5.00%, 10/1/19	2,990	3,452
5.00%, 9/1/20	1,690	1,980
5.00%, 10/1/20	6,000	7,042
5.50%, 4/1/21	2,000	2,303
5.00%, 10/1/22	500	598
4.00%, 5/1/23	1,485	1,673
5.00%, 10/1/23	500	603
5.00%, 12/1/23	5,000	6,036
5.00%, 5/1/24	1,450	1,751
5.25%, 3/1/30	1,500	1,732
6.50%, 4/1/33	5,260	6,256
California State Various Purpose G.O. Unlimited Bonds (XLCA Insured), Prerefunded,
4.50%, 3/1/16	1,410	1,449
California State Various Purpose G.O. Unlimited Bonds (XLCA Insured), Unrefunded Balance,
4.50%, 3/1/36	1,090	1,111
California State Various Purpose G.O. Unlimited Bonds, Prerefunded,
5.00%, 8/1/15	3,225	3,238
California State Various Purpose G.O. Unlimited Refunding Bonds,
5.00%, 9/1/23	1,500	1,783
5.00%, 10/1/26	5,000	5,921
Carlsbad Unified School District G.O. Unlimited CABS,
0.00%, 5/1/19(2)	1,250	1,157
Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008,
5.75%, 8/1/26	1,000	1,223
Chaffey Community College District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/25	1,000	1,199
Conejo Valley Unified School District G.O. Unlimited CABS, Series A (AGM Insured),
0.00%, 8/1/28(2)	2,000	1,186
0.00%, 8/1/29(2)	2,000	1,107
Desert Community College District G.O. Unlimited Bonds, Series C (AGM Insured),
5.00%, 8/1/37	4,250	4,549
East Bay Municipal Utility District Wastewater System Revenue Refunding Bonds, Series A,
5.00%, 6/1/28	1,145	1,368
East Bay Municipal Utility District Water System Revenue Bonds, Series B, Green Bond,
4.00%, 6/1/45	1,575	1,589
East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series A,
5.00%, 6/1/23	715	872
5.00%, 6/1/26	1,000	1,239
5.00%, 6/1/32	500	587
East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series B,
5.00%, 6/1/22	1,745	2,103
5.00%, 6/1/24	1,075	1,325
Eastern Municipal District Water & Sewer COPS, Series H,
5.00%, 7/1/33	2,000	2,198
El Camino Community College District G.O. Unlimited CABS, Series C, Election of 2002,
0.00%, 8/1/23(2)	9,940	7,973
El Dorado Irrigation District COPS, Series A (Assured Guaranty Insured),
4.00%, 8/1/18	1,915	2,080
Foothill Eastern Transportation Corridor Agency Toll Road Revenue CABS, Series A, Senior Lien, Escrowed to Maturity,
0.00%, 1/1/20(2)	2,150	2,014
Fremont Union High School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/22	650	780
Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008,
5.38%, 8/1/44	1,500	1,751
Long Beach Community College District G.O. Unlimited Refunding Bonds, Series F,
5.00%, 6/1/27	1,100	1,305
Long Beach Unified School District G.O. Unlimited Bonds, Series A, Election of 2008,
5.00%, 8/1/20	1,075	1,232

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.2% continued
California - 93.2% continued
Los Altos School District G.O. Unlimited Refunding Bonds, Unrefunded Balance (AMBAC Insured),
5.00%, 8/1/19	$1,160	$1,219
Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/23	2,190	2,662
Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/25	5,600	6,771
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series A,
5.00%, 12/1/27	1,000	1,158
Los Angeles Department of Airports Senior Revenue Bonds, Series B,
5.00%, 5/15/26	635	759
5.00%, 5/15/27	640	757
5.00%, 5/15/28	600	703
Los Angeles Department of Airports Subordinate Revenue Refunding Bonds, Series C,
5.00%, 5/15/23	750	897
Los Angeles Department of International Airports Revenue Bonds, Senior Series D,
5.00%, 5/15/40	3,500	3,889
Los Angeles Department of International Airports Revenue Bonds, Series D,
5.00%, 5/15/22	1,395	1,623
5.25%, 5/15/29	5,000	5,757
Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1,
5.25%, 7/1/38	2,825	3,119
Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1 (AMBAC Insured),
5.00%, 7/1/39	2,490	2,676
Los Angeles G.O. Unlimited TRANS,
6/30/16(1)	13,000	13,215
Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT),
5.00%, 8/1/19	1,500	1,702
5.00%, 8/1/23	5,990	7,020
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series B,
5.00%, 7/1/23	7,500	9,076
Los Angeles Wastewater System Revenue Refunding Bonds, Series A (NATL Insured), Escrowed to Maturity,
6.00%, 6/1/21	1,185	1,475
Los Angeles Wastewater System Revenue Refunding Bonds, Subseries C,
5.00%, 6/1/23	1,935	2,317
Marin County COPS,
3.00%, 8/1/20	1,595	1,706
4.00%, 8/1/20	1,140	1,282
Midpeninsula Regional Open Space District Revenue Bonds,
5.25%, 9/1/34	2,000	2,280
Modesto Irrigation District Electric Revenue Refunding Bonds, Series A,
4.00%, 7/1/19	1,230	1,364
Modesto Irrigation District Financing Authority Electric System Revenue Refunding Bonds, Series A,
10/1/26(1)	1,490	1,750
10/1/27(1)	1,130	1,312
10/1/28(1)	2,770	3,181
Modesto Irrigation District Financing Authority Electric System Revenue Refunding Bonds, Series B,
10/1/26(1)	1,060	1,245
Modesto Irrigation District Financing Authority Revenue Refunding Bonds, Series G, Domestic Water Project (AGM Insured),
5.00%, 9/1/20	1,000	1,172
5.00%, 9/1/22	1,445	1,725
Modesto Wastewater Revenue Refunding Bonds, Series A (AGM Insured),
5.25%, 11/1/18	1,000	1,017
Mojave Water Agency COPS, Series A,
5.00%, 6/1/23	665	746
Natomas Unified School District G.O. Unlimited Refunding Bonds (BAM Insured),
5.00%, 8/1/25	2,360	2,796
5.00%, 8/1/26	2,145	2,515
Northern California Power Agency Revenue Bonds, Series A,
5.00%, 7/1/18	1,500	1,678
Ohlone Community College District G.O. Unlimited Bonds, Series B (AGM Insured), Prerefunded,
5.00%, 8/1/15	3,595	3,610

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.2% continued
California - 93.2% continued
Orange County Transportation Authority Toll Road Revenue Refunding Bonds, Senior Lien, 91 Express Lanes,
5.00%, 8/15/20	$1,000	$1,174
Pasadena Unified School District G.O. Unlimited Refunding Bonds (AGM Insured), Prerefunded,
5.00%, 11/1/15	2,500	2,590
5.00%, 11/1/15	2,275	2,357
Poway Unified School District No. 07-1 Improvement G.O. Unlimited Bonds, Series A, Election of 2008,
0.00%, 8/1/20(2)	3,280	2,931
Redlands Unified School District G.O. Unlimited Bonds, Election of 2008 (AGM Insured),
5.00%, 7/1/28	150	165
5.00%, 7/1/29	1,000	1,104
Riverside Community College District Foundation G.O. Unlimited CABS, Series E, Election of 2004,
8/1/32(1)	2,650	1,201
8/1/38(1)	4,500	1,451
Riverside County Asset Leasing Corp. Revenue Bonds, Series A, Pub Defender & Probation Building,
5.25%, 11/1/24	800	946
Riverside Public Financing Authority Local Measure A Sales Tax Revenue COPS, Riverside Payment Rehabilitation (AGM Insured),
5.25%, 6/1/24	615	715
Rowland Unified School District G.O. Unlimited CABS, Series B, Election of 2012,
0.00%, 8/1/37(2)	4,720	1,597
0.00%, 8/1/38(2)	4,230	1,353
Sacramento County Airport System Senior Revenue Bonds,
5.00%, 7/1/28	1,500	1,698
Sacramento Municipal Utility District Revenue Bonds, Series U (AGM Insured),
5.00%, 8/15/19	1,000	1,122
5.00%, 8/15/25	2,000	2,231
Sacramento Municipal Utility District Revenue Refunding Bonds, Series X,
5.00%, 8/15/20	1,950	2,295
San Bernardino County G.O. Unlimited TRANS, Series A,
6/30/16(1)	8,000	8,139
San Bernardino Unified School District G.O. Unlimited Bonds, Series C, Election of 2012 (AGM Insured),
8/1/34(1)	2,000	2,212
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Series A, Master Refunding Project,
4.00%, 3/1/19	1,150	1,246
4.25%, 3/1/20	1,130	1,244
San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A,
4.00%, 5/15/20	1,495	1,640
San Diego Public Facilities Financing Authority Sewer Revenue Refunding Bonds, Senior Series B,
5.00%, 5/15/20	5,000	5,724
San Diego Regional Building Authority Revenue Bonds, Series A, County Operations Center & Annex,
4.00%, 2/1/19	3,615	3,943
San Diego Unified School District G.O. Unlimited Refunding Bonds, Series E-2, Election of 1998 (AGM Insured),
5.50%, 7/1/27	1,500	1,903
San Dieguito Union High School District G.O. Unlimited Bonds, Series A-2, Election of 2012,
4.00%, 8/1/38	1,000	1,017
San Francisco Bay Area Toll Authority Bridge Revenue Bonds, Series F-1, Prerefunded,
5.00%, 4/1/19	2,000	2,275
San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded,
5.13%, 4/1/19	1,000	1,142
San Francisco City & County Airports Commission Revenue Refunding Bonds, Second Series C (AGM Insured),
4.00%, 5/1/18	1,875	2,039
San Francisco City & County International Airports Commission Revenue Refunding Bonds, Second Series A (AMT),
5.00%, 5/1/24	1,095	1,252

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.2% continued
California - 93.2% continued
San Francisco City & County Public Utilities Commission Water Revenue Bonds,
4.00%, 11/1/39	$2,000	$2,027
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Subseries A, WSIP,
5.00%, 11/1/20	1,000	1,180
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds,
5.00%, 11/1/23	2,000	2,426
5.00%, 11/1/24	2,380	2,892
5.00%, 11/1/25	2,500	3,031
San Francisco City & County Unified School District Property G.O. Unlimited Bonds, Series E, Election of 2006,
5.00%, 6/15/22	2,615	3,054
San Francisco Community College District G.O. Unlimited Refunding Bonds,
5.00%, 6/15/24	3,000	3,617
5.00%, 6/15/25	1,400	1,692
5.00%, 6/15/28	1,300	1,523
5.00%, 6/15/30	1,500	1,738
San Jacinto Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 8/1/25	875	1,035
5.00%, 8/1/26	1,055	1,232
San Joaquin County Transportation Authority Measure K Limited TRB, Series A,
5.75%, 3/1/28	2,000	2,377
San Jose Airport Revenue Refunding Bonds, Series A (AMT),
5.00%, 3/1/22	1,300	1,496
San Jose Evergreen Community College District G.O. Unlimited Refunding Bonds,
5.00%, 9/1/24	6,500	7,963
San Jose Unified School District Santa Clara County G.O. Unlimited Refunding Bonds,
5.00%, 8/1/23	1,000	1,165
San Juan Unified School District G.O. Unlimited Bonds, Series B, Election 2012,
3.00%, 8/1/23	1,285	1,358
3.00%, 8/1/25	3,895	3,999
San Mateo Sewer Revenue Bonds, Series A,
5.00%, 8/1/23	1,140	1,385
Santa Ana Unified School District G.O. Unlimited Bonds, Series A, Election of 2008,
5.50%, 8/1/30	2,000	2,247
Santa Clara Unified School District G.O. Unlimited Bonds, Election of 2010,
4.50%, 7/1/32	2,000	2,134
Santa Clara Unified School District G.O. Unlimited Bonds, Series A, Election of 2004,
5.00%, 7/1/29	1,500	1,659
5.00%, 7/1/30	4,040	4,454
5.00%, 7/1/34	1,000	1,090
Santa Rosa Wastewater Revenue Bonds, Series A (AGM Insured),
5.25%, 9/1/27	1,255	1,344
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008,
6.00%, 7/1/43	2,000	2,394
South Orange County Public Financing Authority Special Tax Refunding Bonds, Series A, Foothill Area (NATL Insured),
5.25%, 8/15/18	2,500	2,510
Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Project No. 1,
5.00%, 7/1/24	1,240	1,431
Southern California Public Power Authority Revenue Bonds, Windy Point/Windy Flats Project No.1,
5.00%, 7/1/30	2,500	2,868
Southwestern Community College District G.O. Unlimited CABS, Series D, Election of 2008,
8/1/32(1)	2,000	913
8/1/33(1)	2,150	916
Tracy Unified School District School Facilities Improvement District No. 3 G.O. Unlimited Bonds, Election of 2008,
8/1/41(1)	1,615	1,823
Turlock Irrigation District First Priority Subordinated Revenue Refunding Bonds,
5.00%, 1/1/28	625	720

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.2% continued
California - 93.2% continued
University of California Educational Facilities Authority Revenue Refunding Bonds, Series A, University of Southern California,
10/1/25(1)	$1,000	$1,238
University of California Regents Revenue Refunding Bonds, Series I,
5.00%, 5/15/27	2,000	2,381
University of California Revenue Bonds, Series O, Prerefunded,
5.75%, 5/15/19	3,000	3,513
University of California Revenue Refunding Bonds, Series AO,
5.00%, 5/15/22	3,250	3,893
University of California Revenue Refunding Bonds, Series I,
5.00%, 5/15/24	2,640	3,208
Upper Santa Clara Valley Joint Powers Authority Revenue Refunding Bonds, Series A,
5.00%, 8/1/23	1,000	1,206
Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election of 2008,
5.25%, 8/1/27	2,125	2,368
Vallecitos Water District and Wastewater Enterprise Revenue Refunding Bonds,
7/1/24(1)	2,000	2,445
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election of 2002, Prerefunded,
5.50%, 8/1/18	1,000	1,137
Ventura County Community College District G.O. Unlimited CABS, Series C, Election of 2002,
0.00%, 8/1/17(2)	1,615	1,580
0.00%, 8/1/18(2)	1,635	1,546
Ventura County Public Financing Authority Lease Revenue Bonds, Series B,
5.00%, 11/1/24	1,060	1,257
West Valley-Mission Community College District G.O. Unlimited Bonds, Series B, Election of 2012,
5.00%, 8/1/28	2,500	3,010
West Valley-Mission Community College District G.O. Unlimited CABS, Series B,
0.00%, 8/1/16(2)	1,115	1,108
Western Riverside County Trust & Wastewater Finance Authority Revenue Bonds, Western Municipal Water District Improvement Project (Assured Guaranty Insured),
5.13%, 9/1/29	1,645	1,817
Yucaipa Valley Water District System Revenue Refunding Bonds, Series A,
5.00%, 9/1/25	500	599
5.00%, 9/1/26	1,000	1,182

		439,966

Total Municipal Bonds (Cost $424,499)		439,966

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 9.3%
Northern Funds - California Municipal Money Market Fund(3)	43,636,968	$43,637

Total Investment Companies (Cost $43,637)		43,637

Total Investments - 102.5% (Cost $468,136)		483,603

Liabilities less Other Assets - (2.5)%		(11,764)

NET ASSETS - 100.0%		$471,839

(1)	When-Issued Security. Coupon rate was not in effect at June 30, 2015.
(2)	Zero coupon bond.
(3)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the California Municipal Money Market Fund.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security on the puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

At June 30, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	2.7%
AA	55.1
A	28.4
A1 (Short Term)	4.4
Not rated	0.3
Cash Equivalents	9.1

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At June 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Financials	9.0%
General Obligation	35.8
School District	14.7
Water	9.9
All other sectors less than 5%	30.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$439,966	$—	$439,966
Investment Companies	43,637	—	—	43,637

Total Investments	$43,637	$439,966	$—	$483,603

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At June 30, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$468,136

Gross tax appreciation of investments	$17,298
Gross tax depreciation of investments	(1,831)

Net tax appreciation of investments	$15,467

Transactions in affiliated investments for the three months ended June 30, 2015 were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Funds - California Municipal Money Market Fund	$45,605	$82,475	$84,443	$1	$43,637

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

FGIC - Financial Guaranty Insurance Corporation

G.O. - General Obligation

NATL - National Public Finance Guarantee Corporation

NATL-RE - National Public Finance Guarantee Corporation Reinsurance

TRANS - Tax Revenue Anticipation Notes

TRB - Tax Revenue Bonds

WSIP - Water System Improvement Program

XLCA - XL Capital Assurance

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND	JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.8%
California - 91.8%
Alhambra Unified School District Elementary Schools Improvement G.O. Unlimited Bonds, Series A, Election of 2008 (Assured Guaranty Insured),
5.50%, 8/1/33	$1,000	$1,133
Bay Area Toll Authority Bridge Variable Revenue Bonds, Series C,
1.88%, 4/1/19	2,500	2,540
Brentwood Infrastructure Financing Authority Water Revenue Bonds, Prerefunded,
5.75%, 7/1/18	3,595	4,105
Cabrillo Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured), Partially Prerefunded,
5.00%, 8/1/27	540	542
California State G.O. Unlimited Bonds,
5.00%, 3/1/24	1,000	1,205
5.00%, 3/1/26	1,000	1,198
California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/20	5,000	5,859
5.00%, 3/1/23	550	658
California State Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute,
5.75%, 7/1/30	250	251
California State Public Works Board Lease Revenue Bonds, Series A, Department of General Services-Buildings 8 & 9,
6.00%, 4/1/25	1,400	1,631
California State Public Works Board Lease Revenue Refunding Bonds, Series B, Various Community College Project (AMBAC Insured),
5.63%, 3/1/16	475	483
California State Sutter Health Facilities Financing Authority Revenue Bonds, Series A,
5.00%, 11/15/42	1,050	1,093
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 10/1/20	5,000	5,868
5.25%, 3/1/30	3,500	4,042
5.50%, 3/1/40	2,865	3,315
California State Various Purpose G.O. Unlimited Bonds, Prerefunded,
5.00%, 8/1/15	1,000	1,004
Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008,
5.75%, 8/1/29	570	684
6.00%, 8/1/36	1,000	1,220
Chabot-Las Positas Community College District G.O. Unlimited Bonds, Series B, Election of 2004 (AMBAC Insured),
5.00%, 8/1/30	850	889
Conejo Valley Unified School District G.O. Unlimited CABS, Series A (AGM Insured),
0.00%, 8/1/30(1)	1,315	686
Corona-Norco Unified School District G.O. Unlimited Bonds, Series C, Election of 2006 (AGM Insured),
5.50%, 8/1/39	500	574
Desert Community College District G.O. Unlimited Bonds, Series C (AGM Insured),
5.00%, 8/1/37	705	755
East Bay Municipal Utility District Water System Revenue Bonds, Series B, Green Bond,
4.00%, 6/1/45	3,000	3,027
Eastern Municipal Water District Financing Authority Water & Wastewater Revenue Bonds, Series B,
5.00%, 7/1/40	1,500	1,678
Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008,
5.38%, 8/1/44	3,500	4,086
Grossmont Union High School District G.O. Unlimited CABS, Series F, Election of 2008 (AGM Insured),
0.00%, 8/1/30(1)	5,985	3,072
0.00%, 8/1/32(1)	3,540	1,619
Los Angeles Department of International Airports Revenue Bonds, Senior Series D,
5.00%, 5/15/40	1,500	1,667
Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1 (AMBAC Insured),
5.00%, 7/1/39	1,000	1,075
Los Angeles G.O. Unlimited TRANS,
6/30/16(2)	2,000	2,033

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.8% continued
California - 91.8% continued
Los Angeles Harbor Department Revenue Bonds, Escrowed to Maturity,
7.60%, 10/1/18	$15	$17
Los Angeles Wastewater System Revenue Refunding Bonds, Series C, Green Bond,
5.00%, 6/1/28	1,465	1,743
Marin County COPS, Prerefunded,
4.25%, 8/1/20	1,575	1,791
Midpeninsula Regional Open Space District Revenue Bonds,
5.25%, 9/1/34	600	684
5.50%, 9/1/41	2,500	2,895
Modesto Irrigation District Capital Improvements COPS, Series A,
5.75%, 10/1/29	1,500	1,705
6.00%, 10/1/39	2,000	2,297
Modesto Irrigation District Financing Authority Electric System Revenue Refunding Bonds, Series B,
10/1/27(2)	1,090	1,265
10/1/28(2)	1,595	1,832
Newport Mesa Unified School District G.O. Unlimited CABS, Election of 2005,
0.00%, 8/1/33(1)	10,000	4,877
Palomar Pomerado Health G.O. Unlimited Convertible CABS, Series A, Election of 2004 (Assured Guaranty Insured),
1.73%, 8/1/38	5,000	5,099
Rio Hondo Community College District G.O. Unlimited Bonds, Series B, Election of 2009,
5.50%, 8/1/30	1,605	1,844
Riverside Community College District Foundation G.O. Unlimited CABS, Series E, Election of 2004,
8/1/39(2)	4,500	1,373
Sacramento Municipal Utility District Revenue Bonds, Series A,
5.00%, 8/15/37	55	62
San Bernardino City Unified School District G.O. Unlimited Bonds, Series C, Election of 2012 (AGM Insured),
8/1/40(2)	2,000	2,173
San Bernardino County G.O. Unlimited TRANS, Series A,
6/30/16(2)	2,000	2,035
San Diego County Water Authority COPS, Series 2008 A (AGM Insured),
5.00%, 5/1/38	2,000	2,189
San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A,
5.00%, 5/15/28	1,500	1,696
San Dieguito Union High School District G.O. Unlimited Bonds, Series A-2, Election of 2012,
4.00%, 8/1/38	950	966
San Francisco Bay Area Toll Authority Bridge Revenue Bonds, Series F-1, Prerefunded,
5.00%, 4/1/19	3,650	4,151
5.13%, 4/1/19	1,500	1,713
San Francisco Community College District G.O. Unlimited Refunding Bonds,
5.00%, 6/15/24	600	723
5.00%, 6/15/25	1,000	1,208
5.00%, 6/15/30	1,500	1,738
San Joaquin County Transportation Authority Measure K Limited TRB, Series A,
5.25%, 3/1/31	2,075	2,372
San Jose Evergreen Community College District G.O. Unlimited Refunding Bonds,
5.00%, 9/1/24	3,500	4,288
Santa Clara Electric Revenue Refunding Bonds, Series A,
6.00%, 7/1/31	1,195	1,423
Santa Rosa Wastewater Revenue Refunding Bonds, Series A (NATL Insured),
5.25%, 9/1/16	20	21
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008,
6.00%, 7/1/43	2,025	2,423
Southern California State Public Power Authority Revenue Bonds, Series B, Southern Transmission Project, Prerefunded,
6.00%, 7/1/18	2,520	2,896
Southwestern Community College District G.O. Unlimited CABS, Series D, Election of 2008,
8/1/31(2)	1,250	603

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.8% continued
California - 91.8% continued
Tracy Unified School District School Facilities Improvement District No. 3 G.O. Unlimited Bonds, Election of 2008,
8/1/41(2)	$1,500	$1,693
University of California Revenue Bonds, Series O, Prerefunded,
5.75%, 5/15/19	1,000	1,171
University of California Revenue Refunding Bonds, Series AO,
5.00%, 5/15/22	1,000	1,198
Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election of 2008,
5.25%, 8/1/27	2,500	2,786
Vallecitos Water District Water & Wastewater Enterprise Revenue Refunding Bonds,
7/1/30(2)	1,000	1,179
7/1/32(2)	595	693
7/1/33(2)	1,100	1,277
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election of 2002, Prerefunded,
5.50%, 8/1/18	4,065	4,623
Western Riverside County Trust & Wastewater Finance Authority Revenue Bonds, Western Municipal Water District Improvement Project (Assured Guaranty Insured),
5.13%, 9/1/29	2,000	2,209

		134,923

Total Municipal Bonds (Cost $121,797)		134,923

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 11.1%
Northern Funds - California Municipal Money Market Fund, 0.01%(3)	16,286,035	$16,286

Total Investment Companies (Cost $16,286)		16,286

Total Investments - 102.9% (Cost $138,083)		151,209

Liabilities less Other Assets - (2.9)%		(4,330)

NET ASSETS - 100.0%		$146,879

(1)	Zero coupon bond.
(2)	When-Issued Security. Coupon rate was not in effect at June 30, 2015.
(3)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the California Municipal Money Market Fund.

Percentages shown are based on Net Assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discount notes/zero coupon bonds, for floating rate securities, the current reset rate or, for interest-only or principal only securities, the current effective yield.

Maturity dates represent the stated date on the security, the puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

At June 30, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AA	53.9%
A	32.6
A1 (Short Term)	2.7
Cash Equivalents	10.8

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued	JUNE 30, 2015 (UNAUDITED)

At June 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Financials	10.8%
General	6.8
General Obligation	33.7
School District	18.5
Transportation	5.6
Water	10.2
All other sectors less than 5%	14.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$134,923	$—	$134,923
Investment Companies	16,286	—	—	16,286

Total Investments	$16,286	$134,923	$—	$151,209

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At June 30, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$138,109

Gross tax appreciation of investments	$13,204
Gross tax depreciation of investments	(104)

Net tax appreciation of investments	$13,100

Transactions in affiliated investments for the three months ended June 30, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)		VALUE, END OF PERIOD (000S)
Northern Funds - California Municipal Money Market Fund	$18,935	$37,380	$40,029	$—	*	$16,286

*	Amount rounds to less than one thousand.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

G.O. - General Obligation

NATL - National Public Finance Guarantee Corporation

NATL-RE - NATL Reinsurance

TRANS - Tax Revenue Anticipation Notes

TRB - Tax Revenue Bonds

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND	JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.2%
Alabama - 1.6%
Alabama State Port Authority Docks Facilities Revenue Bonds,
6.00%, 10/1/40	$5,000	$5,753

Arizona - 1.2%
Maricopa County Pollution Control Corp. Variable Revenue Refunding Bonds, Series A, Public Service Co. of New Mexico, Palo Verde Project,
6.25%, 1/1/38	4,000	4,384

California - 9.9%
California State Municipal Finance Authority COPS Revenue Bonds, Community Hospitals of Central California,
5.50%, 2/1/39	4,000	4,462
California State Municipal Finance Authority Revenue Bonds, Series A, University of La Verne,
6.13%, 6/1/30	2,000	2,298
6.25%, 6/1/40	1,000	1,131
California Statewide Communities Development Authority Revenue Bonds, California Baptist University,
7.25%, 11/1/31	2,000	2,323
California Statewide Communities Development Authority Revenue Bonds, Loma Linda University Medical Center,
5.25%, 12/1/44	3,500	3,664
California Statewide Communities Development Authority Revenue Bonds, Series A, California Baptist University,
5.50%, 11/1/38	2,000	2,146
Golden State Tobacco Securitization Corp. Tobacco Settlement Asset Backed Revenue Bonds, Senior Series A-1,
5.13%, 6/1/47	2,000	1,514
5.75%, 6/1/47	3,000	2,475
Los Angeles Department of Airports Subordinate Revenue Refunding Bonds, Series C,
5.00%, 5/15/38	1,250	1,407
Los Angeles Department of Water & Power System Revenue Bonds, Series D,
5.00%, 7/1/39	5,000	5,590
San Francisco City & County Airports Commission Revenue Bonds, Series E,
6.00%, 5/1/39	5,000	5,770
Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Bonds, Senior Series A-1,
5.00%, 6/1/37	4,000	3,312

		36,092

Colorado - 2.7%
Denver City & County Airport System Revenue Bonds, Series A,
5.25%, 11/15/36	4,000	4,462
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported G.O. Limited Bonds, Series A,
5.40%, 12/15/31	2,000	2,049
Regional Transportation District Private Activity Revenue Bonds, Denver Transportation Partners,
6.00%, 1/15/41	3,000	3,381

		9,892

Connecticut - 0.8%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series G, Sacred Heart University,
5.13%, 7/1/26	1,250	1,376
5.38%, 7/1/31	1,250	1,383

		2,759

Delaware - 0.6%
Delaware State EDA Gas Facilities Revenue Refunding Bonds, Delmarva Power,
5.40%, 2/1/31	2,000	2,228

District of Columbia - 2.5%
District of Columbia Revenue Bonds, Cesar Chavez Charter Schools,
7.88%, 11/15/40	5,265	6,065
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Series A, Dulles Metrorail and Capital Project,
5.00%, 10/1/53	3,000	3,091

		9,156

Florida - 5.8%
Broward County Airport Exempt Facility Revenue Bonds (AMT), Learjet, Inc. Project,
7.50%, 11/1/20	5,430	5,507

NORTHERN FUNDS QUARTERLY REPORT    1     TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.2% continued
Florida - 5.8% continued
Cape Coral Water & Sewer Revenue Refunding Bonds,
10/1/33(1)	$3,000	$3,361
Capital Trust Agency Air Cargo Revenue Refunding Bonds, Series A, Aero Miami FX,
5.35%, 7/1/29	3,655	3,993
Citizens Property Insurance Corp. Revenue Bonds, Series A-1,
5.00%, 6/1/25	2,500	2,903
Jacksonville Economic Development Commission Health Care Facilities Revenue Refunding Bonds, Series A, Proton Therapy Institute,
6.00%, 9/1/17	1,170	1,224
Miami-Dade County Aviation Revenue Refunding Bonds, Series B,
5.00%, 10/1/37	4,000	4,404
Sterling Hill Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B,
5.50%, 11/1/10(2) (3)	155	—

		21,392

Georgia - 2.4%
Atlanta Water & Wastewater Revenue Bonds, Series A, Prerefunded,
6.25%, 11/1/19	5,000	6,038
Atlanta Water & Wastewater Revenue Refunding Bonds,
5.00%, 11/1/35	2,505	2,835

		8,873

Illinois - 3.5%
Illinois State Finance Authority Revenue Bonds, Series A, Provena Health,
7.75%, 8/15/34	3,500	4,273
Illinois State Finance Authority Revenue Bonds, Series A, Three Crowns Park Plaza,
5.88%, 2/15/38	2,500	2,507
Illinois State Finance Authority Revenue Bonds, Silver Cross & Medical Centers, Prerefunded,
6.88%, 8/15/19	1,000	1,218
7.00%, 8/15/19	1,000	1,223
Railsplitter Tobacco Settlement Authority Revenue Bonds,
5.50%, 6/1/23	1,000	1,150
6.00%, 6/1/28	2,000	2,315

		12,686

Indiana - 4.0%
Indiana State Finance Authority Educational Facilities Revenue Bonds, Marian University Project,
6.50%, 9/15/30	3,000	3,450
6.38%, 9/15/41	2,000	2,272
Indiana State Finance Authority Environmental Variable Revenue Bonds, Series B, Duke Energy Project,
6.00%, 8/1/39	2,000	2,288
Indiana State Municipal Power Agency Revenue Bonds, Series B,
6.00%, 1/1/39	2,000	2,266
North Manchester Economic Development Revenue Refunding Bonds, Series A, Peabody Retirement Community Project,
6.05%, 12/1/45	389	241
North Manchester Economic Development Revenue Refunding Bonds, Subseries B, Peabody Retirement Community Project,
1.00%, 12/1/45(3)	333	14
Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc.,
5.70%, 9/1/37(4) (5)	1,000	1,040
8.00%, 9/1/41	2,500	3,019

		14,590

Kentucky - 0.8%
Kentucky Public Transportation Infrastructure Authority First Tier Toll Revenue Bonds, Series A, Downtown Crossing Project,
5.75%, 7/1/49	2,500	2,815

Louisiana - 6.8%
Louisiana State Gas & Fuels TRB, Series B, Second Lien,
5.00%, 5/1/39	5,000	5,586
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Westlake Chemical Corp.,
6.50%, 8/1/29	2,000	2,370
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Woman’s Hospital Foundation,
5.88%, 10/1/40	3,000	3,468

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.2% continued
Louisiana - 6.8% continued
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A-1, Westlake Chemical Corp.,
6.50%, 11/1/35	$2,000	$2,375
Louisiana State Public Facilities Authority Revenue Bonds, Belle Chasse Educational Foundation Project,
6.75%, 5/1/41	1,250	1,389
New Orleans Aviation Board Revenue Bonds, Series A,
5.00%, 1/1/40	1,500	1,639
5.00%, 1/1/45	2,500	2,714
New Orleans Water Revenue Refunding Bonds,
5.00%, 12/1/44	3,000	3,228
Tobacco Settlement Financing Corp. Asset Backed Revenue Refunding Bonds, Series A,
5.50%, 5/15/29	2,000	2,191

		24,960

Maine - 1.3%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds, Maine General Medical Center,
7.50%, 7/1/32	2,000	2,382
6.75%, 7/1/41	2,000	2,221

		4,603

Maryland - 2.3%
Anne Arundel County Special Obligation Tax Allocation Bonds, National Business Park-North Project,
6.10%, 7/1/40	4,335	4,618
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Adventist Healthcare,
6.25%, 1/1/31	1,500	1,735
6.13%, 1/1/36	2,000	2,262

		8,615

Massachusetts - 2.5%
Massachusetts State Bay Transportation Authority Sales TRB, Senior Series A,
5.00%, 7/1/28	5,000	6,075
Massachusetts State Development Finance Agency Green Revenue Bonds, Boston Medical Center, Series D,
5.00%, 7/1/44	3,000	3,157

		9,232

Michigan - 1.2%
Michigan State Finance Authority Revenue Refunding Bonds, Series D-4, Local Government Loan Program, Detroit Water and Sewerage Department Water Supply System,
5.00%, 7/1/30	2,000	2,133
Royal Oak Hospital Finance Authority Revenue Bonds, Series V, William Beaumont Hospital, Prerefunded,
8.25%, 9/1/18	2,000	2,443

		4,576

Minnesota - 1.6%
Rochester Health Care & Housing Revenue Refunding Bonds, Series A, Samaritan Bethany,
7.38%, 12/1/41	3,000	3,298
Western Minnesota Municipal Power Agency Revenue Bonds, Series A,
5.00%, 1/1/46	2,500	2,750

		6,048

Mississippi - 2.4%
Lowndes County Solid Waste Disposal & Pollution Control Revenue Refunding Bonds, Series A, Weyerhaeuser Co. Project,
6.80%, 4/1/22	4,710	5,849
Warren County Gulf Opportunity Zone Revenue Bonds, Series A, International Paper Co.,
5.80%, 5/1/34	2,530	2,889

		8,738

Missouri - 2.1%
Grundy County IDA Health Facilities Revenue Bonds, Wright Memorial Hospital,
6.45%, 9/1/29	2,530	2,731
6.75%, 9/1/34	1,750	1,895
St. Louis County IDA Senior Living Facilities Revenue Bonds, Series A, St. Andrews Resources for Seniors,
6.38%, 12/1/41	3,005	3,055

		7,681

Nevada - 1.2%
Clark County Airport System Revenue Refunding Bonds, Senior Series A,
5.00%, 7/1/40	4,000	4,427

NORTHERN FUNDS QUARTERLY REPORT    3     TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.2% continued
New Jersey - 3.4%
New Jersey State EDA Private Activity Revenue Bonds (AMT), The Goethals Project,
5.38%, 1/1/43	$2,500	$2,675
New Jersey State EDA Revenue Bonds, MSU Student Housing Project - Provident Group,
5.88%, 6/1/42	3,000	3,342
New Jersey State EDA Revenue Bonds, Series A, Rowan Properties LLC - Provident Group,
5.00%, 1/1/48	1,000	1,035
New Jersey State EDA Special Facility Revenue Bonds, Series B (AMT), Continental Airlines, Inc. Project,
5.63%, 11/15/30	2,000	2,181
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, St. Joseph’s Healthcare System,
6.63%, 7/1/38	3,000	3,325

		12,558

New York - 4.0%
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds, Catholic Health System Obligation,
5.25%, 7/1/35	1,500	1,674
5.00%, 7/1/40	1,750	1,859
Metropolitan Transportation Authority Revenue Bonds, Subseries D-1,
5.00%, 11/15/39	5,000	5,497
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series A, New School,
5.00%, 7/1/45	1,425	1,555
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/33	3,500	3,987
New York State Liberty Development Corp. Revenue Bonds, Series A, National Sports Museum Project,
6.13%, 2/15/19(2) (3)	2,200	—

		14,572

North Carolina - 2.1%
North Carolina State Capital Facilities Finance Agency Revenue Bonds, Series B, Duke University Project,
5.00%, 10/1/38	5,000	5,591
North Carolina State Medical Care Commission Health Care Facilities First Mortgage Revenue Bonds, Series A, Deerfield Community,
6.13%, 11/1/38	2,000	2,164

		7,755

Ohio - 6.1%
American Municipal Power, Inc. Prairie State Energy Campus Project Revenue Refunding Bonds, Series A,
5.00%, 2/15/39	1,250	1,367
Lucas County Health Care Facilities Revenue Refunding & Improvement Bonds, Series A, Lutheran Homes,
7.00%, 11/1/45	4,000	4,361
Ohio State Fresh Water Development Authority Revenue Bonds, Series A,
5.00%, 12/1/21	5,690	6,768
Ohio State Turnpike Commission Revenue Bonds, Series A-1, Junior Lien, Infrastructure Project,
5.00%, 2/15/48	3,000	3,265
Southeastern Ohio Port Authority Hospital Facilities Revenue Refunding Bonds, Memorial Health System,
5.00%, 12/1/35	1,000	1,013
5.00%, 12/1/43	600	602
Toledo-Lucas County Port Authority Revenue Refunding Bonds, CSX Transportation, Inc. Project,
6.45%, 12/15/21	4,000	4,920

		22,296

Oklahoma - 1.0%
Grand River Dam Authority Revenue Bonds, Series A,
5.00%, 6/1/39	3,350	3,731

Pennsylvania - 5.0%
Allegheny County Redevelopment Authority Tax Allocation Bonds, Pittsburgh Mills Project,
5.60%, 7/1/23	2,000	2,021
Butler County Hospital Authority Revenue Bonds, Butler Health System Project, Prerefunded,
7.13%, 7/1/19	3,000	3,678
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Edinboro University Foundation,
6.00%, 7/1/43	2,500	2,623

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 92.2% continued
Pennsylvania - 5.0% continued
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Shippensburg University,
6.25%, 10/1/43	$2,000	$2,232
Pennsylvania State Turnpike Commission Revenue Bonds, Series C,
5.00%, 12/1/39	3,000	3,265
Philadelphia Water & Wastewate Revenue Bonds, Series A,
5.00%, 7/1/45	4,000	4,321

		18,140

Rhode Island - 1.1%
Tobacco Settlement Financing Corp. Revenue Refunding Bonds, Series A,
5.00%, 6/1/40	4,000	4,059

Texas - 11.0%
Arlington Higher Education Finance Corp. Revenue Bonds, Series A, Lifeschool Dallas, (PSF-Gtd.),
5.00%, 8/15/39	2,000	2,191
Dallas Area Rapid Transit Sales Tax Revenue Refunding Bonds, Series A,
5.00%, 12/1/35	3,400	3,855
Dallas County Flood Control District G.O. Unlimited Refunding Bonds,
7.25%, 4/1/32	1,000	1,002
HFDC of Central Texas, Inc. Retirement Facilities Revenue Bonds, Series A, Legacy at Willowbend Project,
5.75%, 11/1/36	3,000	3,026
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds,
5.00%, 5/15/40	3,000	3,278
San Antonio Electric & Gas Revenue Bonds, Junior Lien,
5.00%, 2/1/43	2,500	2,727
Texas State PFA Charter School Finance Corp. Education Revenue Bonds, Series A, Cosmos Foundation, Inc., Prerefunded,
6.20%, 2/15/20	3,500	4,238
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, LBJ Infrastructure,
7.00%, 6/30/40	3,000	3,575
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, NTE Mobility,
6.88%, 12/31/39	2,500	2,942
Texas State Transportation Commission Turnpike System Subordinate Revenue Refunding Bonds, Series C,
5.00%, 8/15/42	3,475	3,659
Travis County Health Facilities Development Corp. Revenue Bonds, Westminster Manor Project,
7.00%, 11/1/30	1,000	1,155
7.13%, 11/1/40	2,000	2,317
University of Texas Permanent University Fund Revenue Refunding Bonds, Series B,
5.25%, 7/1/28	5,000	6,276

		40,241

Washington - 1.3%
Washington State Health Care Facilities Authority Revenue Bonds, Central Washington Health Services, Prerefunded,
7.00%, 7/1/19	4,000	4,859

Total Municipal Bonds (Cost $314,864)		337,711

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 7.3%
Northern Institutional Funds - Tax-Exempt Portfolio, 0.01%(6)	26,603,496	$26,603

Total Investment Companies (Cost $26,603)		26,603

Total Investments - 99.5% (Cost $341,467)		364,314

Other Assets less Liabilities - 0.5%		1,973

NET ASSETS - 100.0%		$366,287

(1)	When-Issued Security. Coupon rate was not in effect at June 30, 2015.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Issuer has defaulted on terms of debt obligation.
(4)	Restricted security that has been deemed illiquid. At June 30, 2015, the value of this restricted illiquid security amounted to approximately $1,040,000 or 0.3% of net assets. Additional information on the restricted illiquid security is as follows:

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	ACQUISITION
	AND
	ENFORCEABLE	COST
SECURITY	DATE	(000S)
Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc.,
5.70%, 9/1/37	7/25/08	$875

(5)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes/ zero coupon bonds, for floating rate securities, the current reset rate or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, the puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

At June 30, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	4.9%
AA	14.9
A	17.3
BBB	38.2
BB	5.5
B	3.2
Not rated	8.7
Cash Equivalents	7.3

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At June 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	8.3%
Development	9.9
Financials	7.3
General	7.6
Higher Education	9.1
Medical	14.6
Transportation	11.3
Water	7.9
All other sectors less than 5%	24.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$337,711	$—	$337,711
Investment Companies	26,603	—	—	26,603

Total Investments	$26,603	$337,711	$—	$364,314

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

Federal Tax Information:

At June 30, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$341,467

Gross tax appreciation of investments	$27,684
Gross tax depreciation of investments	(4,837)

Net tax appreciation of investments	$22,847

Transactions in affiliated investments for the three months ended June 30,2015 were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$23,719	$43,446	$40,562	$1	$26,603

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

COPS - Certificates of Participation

EDA - Economic Development Authority

G.O. - General Obligation

Gtd. - Guaranteed

HFDC - Health Facilities Development Corp.

IDA - Industrial Development Authority

PFA - Public Finance Authority

PSF - Permanent School Fund

TRB - Tax Revenue Bonds

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND	JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 86.1%
Alabama - 0.6%
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue Bonds,
5.00%, 9/1/27	$10,700	$12,617
University of Alabama General Revenue Refunding Bonds, Series A,
5.00%, 7/1/22	5,875	6,985

		19,602

Alaska - 0.3%
Alaska State G.O. Unlimited Bonds, Series B,
5.00%, 8/1/22	1,065	1,279
Anchorage Electric Utility Revenue Refunding Bonds, Series A, Senior Lien,
5.00%, 12/1/41	5,000	5,500
Anchorage Water Revenue Refunding Bonds (NATL-RE Insured),
5.00%, 5/1/37	1,700	1,805

		8,584

Arizona - 4.9%
Arizona Board of Regents State University System Revenue Refunding Bonds, Series A, Green Bond,
5.00%, 7/1/26	6,630	7,898
Arizona State Department of Transportation Board Highway Fund Revenue Refunding Bonds,
5.00%, 7/1/23	5,745	6,910
5.00%, 7/1/31	3,500	4,049
Arizona State School Facilities Board COPS,
5.25%, 9/1/23	10,000	11,195
Arizona State Transportation Board Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/25	5,000	5,987
Arizona State Transportation Board Excise TRB, Maricopa County Regional Area,
5.00%, 7/1/15	5,000	5,001
5.25%, 7/1/20	10,000	11,508
Arizona State Transportation Board Highway Revenue Refunding Bonds,
5.00%, 7/1/28	12,000	14,099
Arizona State Water Infrastructure Finance Authority Quality Revenue Refunding Bonds, Series A,
5.00%, 10/1/22	3,000	3,605
Arizona State Water Infrastructure Finance Authority Revenue Refunding Bonds, Series A,
5.00%, 10/1/22	6,750	8,112
Chandler Excise TRB,
5.00%, 7/1/27	5,000	5,882
Maricopa County Unified School District No. 48 Scottsdale G.O. Unlimited Refunding Bonds,
5.00%, 7/1/21	5,000	5,904
Maricopa County Unified School District No. 97 Deer Valley G.O. Unlimited Bonds, Series C, School Improvement Project of 2008,
5.00%, 7/1/22	4,150	4,819
Phoenix Civic Airport Improvement Corp. Revenue Refunding Bonds (AMT),
5.00%, 7/1/20	1,500	1,730
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/22	3,000	3,443
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/21	4,110	4,684
Phoenix Civic Improvement Corp. Water System Revenue Refunding Bonds, Series B, Junior Lien,
5.00%, 7/1/21	2,500	2,956
5.00%, 7/1/26	5,000	5,956
5.00%, 7/1/27	10,000	11,823
Phoenix Civic Plaza Improvement Corp. Excise TRB, Subseries A (BHAC-CR FGIC Insured),
5.00%, 7/1/41	5,000	5,001
Phoenix G.O. Unlimited Refunding Bonds,
4.00%, 7/1/22	5,000	5,614
Salt River Project Agriculture Improvement and Power District Electric Revenue Refunding Bonds, Series A,
5.00%, 12/1/23	10,000	11,778
Scottsdale G.O. Limited Refunding Bonds,
5.00%, 7/1/22	3,000	3,598
Scottsdale Preservation Authority Excise Tax Revenue Refunding Bonds,
5.25%, 7/1/24	5,990	6,892

		158,444

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 86.1% continued
Arkansas - 0.2%
Arkansas State Federal Highway Grant Anticipation G.O. Unlimited Bonds,
4.00%, 10/1/15	$6,120	$6,179

California - 6.6%
Bay Area Toll Authority Bridge Revenue Refunding Bonds, Series E,
2.00%, 4/1/21	5,000	5,026
Cabrillo Community College District Capital Appreciation G.O. Unlimited Bonds, Series B, Election 2004 (NATL-RE Insured),
0.00%, 8/1/39(1)	11,755	3,709
Cabrillo Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured), Partially Prerefunded,
5.00%, 8/1/27	1,815	1,822
California State Department of Water Resources Power Supply Revenue Refunding Bonds, Series O,
5.00%, 5/1/21	10,000	11,875
California State Economic Recovery G.O. Unlimited Refunding Bonds, Series A, Prerefunded,
5.00%, 7/1/19	1,000	1,149
California State Educational Facilities Authority Revenue Bonds, Stanford University,
5.25%, 4/1/40	2,500	3,230
California State Educational Facilities Authority Revenue Refunding Bonds, Series A, University of Southern California,
10/1/25(2)	4,000	4,954
California State G.O. Unlimited Bonds,
5.00%, 3/1/26	12,500	14,970
California State G.O. Unlimited Bonds, Series 2007 (AMBAC Insured), Unrefunded Balance,
5.00%, 10/1/18	75	75
California State G.O. Unlimited Refunding Bonds, Group C,
5.00%, 8/1/27	15,000	17,723
5.00%, 8/1/28	10,000	11,729
California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/20	1,000	1,172
6.25%, 11/1/34	5,000	6,021
California State Health Facilities Financing Authority Revenue Bonds, Series A, Providence Health & Services,
5.00%, 10/1/32	4,000	4,494
California State Health Facilities Financing Authority Variable Revenue Refunding Bonds, St. Joseph Health System,
5.00%, 10/18/22	5,000	5,986
California State Various G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	80	80
California State Various Purpose G.O. Unlimited Bonds, Green Bonds,
5.00%, 10/1/28	3,500	4,084
Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series C, Election of 2006,
2.59%, 8/1/35	11,850	8,877
Chabot-Las Positas Community College District G.O. Unlimited CABS, Series C (AGM-CR AMBAC Insured),
0.00%, 8/1/39(1)	1,420	433
0.00%, 8/1/40(1)	10,000	2,897
0.00%, 8/1/41(1)	6,775	1,866
Cupertino Union School District Crossover G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/27	435	514
Desert Community College District Capital Appreciation G.O. Unlimited Bonds, Series C, Election 2004 (AGM Insured),
0.00%, 8/1/46(1)	12,000	2,341
East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series A,
5.00%, 6/1/29	5,610	6,678
Long Beach Unified School District G.O. Unlimited CABS, Series D-1,
0.00%, 8/1/35(1)	1,000	412
Los Angeles City Wastewater System Revenue Refunding Bonds, Series D,
5.00%, 6/1/30	1,700	1,999
Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/30	10,000	11,649
Los Angeles Department of Airports Revenue Bonds, Series A,
5.25%, 5/15/22	5,000	5,730

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 86.1% continued
California - 6.6% continued
Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1 (AMBAC Insured),
5.00%, 7/1/39	$3,000	$3,224
Los Angeles G.O. Unlimited Refunding Bonds, Series B,
5.00%, 9/1/20	55	65
Metropolitan Water District of Southern California State Revenue Bonds, Series A,
5.00%, 7/1/32	5,000	5,379
Mount San Antonio Community College District G.O. Unlimited Convertible CABS, Series A, Election 2008,
1.29%, 8/1/43	4,500	3,102
San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded,
5.13%, 4/1/19	7,390	8,438
San Francisco City & County Airports Commission Revenue Bonds, Series E,
5.25%, 5/1/32	2,500	2,815
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds,
5.00%, 11/1/32	5,000	5,791
San Mateo Foster City School District G.O. Unlimited Convertible CABS, Election,
1.10%, 8/1/42	5,000	3,571
Southern California State Public Power Authority Revenue Bonds, Series B, Southern Transmission Project, Prerefunded,
6.00%, 7/1/18	5,000	5,746
Southern California State Public Power Authority Revenue Refunding Bonds, Series C,
5.00%, 7/1/27	3,000	3,558
University of California General Revenue Bonds, Series AF,
5.00%, 5/15/24	5,000	5,989
University of California General Revenue Bonds, Series Q, Prerefunded,
5.25%, 5/15/17	2,500	2,734
University of California General Revenue Bonds, Series U,
5.00%, 5/15/22	5,000	5,819
University of California Limited Project General Revenue Bonds, Series D (NATL Insured), Prerefunded,
5.00%, 5/15/16	1,860	1,955
University of California Regents Revenue Refunding Bonds, Series I,
5.00%, 5/15/28	5,000	5,918
University of California Revenue Refunding Bonds, Series AO,
5.00%, 5/15/24	3,870	4,713

		210,312

Colorado - 0.6%
Denver City & County Airport System Revenue Bonds, Subseries B,
5.25%, 11/15/28	1,500	1,724
5.25%, 11/15/29	1,740	1,992
Denver City & County Excise Tax Revenue Refunding Bonds, Series A (Assured Guaranty Insured),
6.00%, 9/1/23	6,550	7,690
Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (NATL Insured State Aid Withholding),
5.50%, 12/1/22	5,000	6,161
Metro Wastewater Reclamation District Sewer Revenue Bonds, Series A,
5.00%, 4/1/21	2,500	2,958

		20,525

Connecticut - 3.0%
Connecticut State Clean Water Fund Green Revenue Bonds, Series A, State Revolving Funds,
5.00%, 3/1/22	1,550	1,841
Connecticut State G.O. Unlimited Bonds, Series A,
5.00%, 3/15/23	10,000	11,765
5.00%, 3/1/24	6,500	7,672
5.00%, 3/15/24	5,000	5,904
Connecticut State G.O. Unlimited Bonds, Series B,
5.00%, 5/15/22	2,000	2,305
5.00%, 4/15/23	5,500	6,458
5.00%, 6/15/30	5,000	5,730
Connecticut State G.O. Unlimited Bonds, Series C,
5.00%, 7/15/24	5,090	5,934

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 86.1% continued
Connecticut - 3.0% continued
Connecticut State G.O. Unlimited Bonds, Series G, Green Bond,
5.00%, 11/15/29	$1,835	$2,096
Connecticut State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 6/15/23	5,000	5,899
Connecticut State G.O. Unlimited TRB, Series A,
0.25%, 9/1/15	10,000	9,997
Connecticut State G.O. Unlimited Bonds, Series D,
5.00%, 11/1/23	5,000	5,751
Connecticut State GAAP Conversion G.O. Unlimited Bonds, Series A,
5.00%, 10/15/23	10,000	11,838
Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Refunding Bonds, Series B,
3.00%, 12/1/22	1,725	1,811
University of Connecticut Revenue Bonds, Series A,
5.00%, 2/15/24	5,000	5,954
5.00%, 2/15/25	5,000	5,978

		96,933

Delaware - 0.1%
Delaware State G.O. Unlimited Bonds, Unrefunded Balance,
5.00%, 7/1/23	969	1,126
Delaware State Transportation Authority System Senior Revenue Bonds,
5.00%, 7/1/15	3,195	3,196

		4,322

District of Columbia - 1.6%
District of Columbia G.O. Unlimited Bonds, Series A,
5.00%, 6/1/30	5,000	5,848
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A,
5.50%, 10/1/39	10,500	11,677
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A, Prerefunded,
5.25%, 10/1/18	1,000	1,132
6.00%, 10/1/18	5,000	5,779
District of Columbia Water & Sewer Authority Public Utility Revenue Refunding Bonds, Series C, Subordinate Lien,
5.00%, 10/1/28	8,000	9,344
5.00%, 10/1/29	6,270	7,276
Metropolitan Washington Airports Authority System Revenue Bonds, Series C (AMT),
5.00%, 10/1/20	3,000	3,461
5.00%, 10/1/26	1,500	1,684
Metropolitan Washington Airports Authority System Revenue Bonds, Series C,
5.13%, 10/1/39	2,460	2,705
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/28	3,000	3,361

		52,267

Florida - 4.4%
Broward County Airport System Revenue Bonds, Series C,
5.25%, 10/1/28	6,185	7,006
Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured),
5.00%, 9/1/24	1,000	1,121
5.00%, 9/1/25	1,000	1,113
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT),
5.00%, 9/1/23	2,500	2,799
Citizens Property Insurance Corp. Revenue Bonds, Series A1,
5.00%, 6/1/20	10,000	11,280
Florida State Board of Governors University Dormitory Revenue Refunding Bonds, Series A,
5.00%, 5/1/23	2,945	3,519
Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series C,
5.00%, 6/1/24	3,000	3,640
Florida State Board of Public Education G.O. Unlimited Bonds, Series A, Capital Outlay,
5.25%, 6/1/28	11,135	12,490

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 86.1% continued
Florida - 4.4% continued
Florida State Department of Transportation Right of Way G.O. Unlimited Bonds,
5.25%, 7/1/37	$12,475	$13,530
Florida State Department of Transportation Turnpike Authority Revenue Refunding Bonds, Series A,
7/1/24(2)	6,480	7,726
Florida State Housing Finance Corp. Revenue Bonds, Series B, Housing Ridge Club Apartments,
0.40%, 12/1/15	1,000	1,000
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, Escrowed to Maturity,
5.00%, 7/1/15	1,000	1,000
Florida State Ports Financing Commission Revenue Refunding Bonds, Series B (AMT), State Transportation Trust Fund,
5.38%, 10/1/29	3,395	3,906
Florida State Turnpike Authority Revenue Bonds, Series B,
5.00%, 7/1/22	3,000	3,548
Greater Orlando Aviation Authority Airport Facilities Revenue Refunding Bonds, Series A (AMT) (AGM Insured),
5.00%, 10/1/16	400	422
Hillsborough County Aviation Authority Revenue Refunding Bonds, Series A (AMT), Tampa International Airport (NATL-RE Insured),
5.00%, 10/1/23	4,245	4,450
Lee County School Board Refunding COPS,
5.00%, 8/1/22	800	937
5.00%, 8/1/23	1,125	1,322
Miami-Dade County Aviation Revenue Refunding Bonds, Series B,
5.00%, 10/1/37	650	716
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/27	1,320	1,479
10/1/30(2)	1,735	1,920
5.00%, 10/1/32	5,000	5,468
Miami-Dade County School Board Refunding COPS, Series A (AGM Insured),
5.00%, 5/1/27	5,000	5,789
Miami-Dade County Water & Sewer System Revenue Refunding Bonds, Series B (AGM Insured),
5.25%, 10/1/20	3,000	3,521
5.25%, 10/1/22	2,500	2,987
Orange County School Board Refunding COPS, Series C,
5.00%, 8/1/31	11,000	12,603
Palm Beach County School Refunding COPS, Series B,
5.00%, 8/1/30	2,720	3,081
Reedy Creek Improvement District G.O. Limited Bonds, Series A,
5.25%, 6/1/29	5,000	5,734
5.25%, 6/1/30	5,000	5,716
South Miami Health Facilities Authority Revenue Bonds, Baptist Health South Florida Group,
5.00%, 8/15/42	9,630	10,064
Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured),
5.50%, 10/1/15	2,010	2,030

		141,917

Georgia - 2.3%
Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds, Prerefunded,
5.50%, 1/1/19	10,000	11,456
Atlanta City Water & Wastewater Revenue Refunding Bonds,
5.00%, 11/1/43	5,000	5,549
Atlanta Water & Wastewater Revenue Refunding Bonds,
5.00%, 11/1/40	10,000	11,150
Georgia State G.O. Unlimited Bonds, Series A, Tranche 2,
2/1/27(2)	5,000	6,057
Georgia State G.O. Unlimited Bonds, Series G,
3.40%, 12/1/15	13,205	13,384
Georgia State G.O. Unlimited Refunding Bonds, Series E-2,
4.50%, 9/1/15	5,000	5,037
5.00%, 9/1/21	5,000	5,965
Georgia State G.O. Unlimited Refunding Bonds, Series I,
5.00%, 7/1/20	5,000	5,864
5.00%, 7/1/21	1,100	1,309

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 86.1% continued
Georgia - 2.3% continued
Georgia State G.O. Unlimited Refunding Bonds, Series J-2,
4.50%, 11/1/22	$5,870	$6,832

		72,603

Hawaii - 2.3%
Hawaii State Airports System Revenue Bonds, Series A,
5.25%, 7/1/29	1,000	1,140
Hawaii State G.O. Unlimited Bonds, Series EO,
5.00%, 8/1/26	8,350	9,939
Hawaii State G.O. Unlimited Refunding Bonds, Series EF,
5.00%, 11/1/21	5,500	6,524
Hawaii State G.O. Unlimited Refunding Bonds, Series EL,
5.00%, 8/1/23	3,530	4,250
Hawaii State G.O. Unlimited Refunding Bonds, Series EP,
5.00%, 8/1/26	10,000	11,904
Honolulu City & County Board of Water Supply System Revenue Refunding Bonds, Series A,
5.00%, 7/1/29	2,000	2,322
Honolulu City & County G.O. Unlimited Bonds, Series A,
5.00%, 10/1/31	11,320	13,229
Honolulu City & County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 10/1/23	7,000	8,425
Honolulu City & County G.O. Unlimited Refunding Bonds, Series C,
5.00%, 10/1/29	10,000	11,782
Honolulu City & County Wastewater System Revenue Bonds, Senior Series A, First Bond Resolution (NATL-RE Insured),
5.00%, 7/1/36	3,000	3,107

		72,622

Illinois - 2.3%
Chicago Midway Airport Revenue Refunding Bonds, Second Lien Series B,
5.25%, 1/1/34	2,500	2,757
Chicago Midway Airport Revenue Refunding Bonds, Series A (AMT), Second Lien,
5.50%, 1/1/30	2,025	2,249
Cook County Sales TRB,
5.00%, 11/15/31	2,485	2,789
Illinois State Build Sales TRB,
5.00%, 6/15/19	5,000	5,655
Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago,
5.25%, 3/1/40	2,500	2,734
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,
5.00%, 11/15/29	3,000	3,365
5.00%, 11/15/30	2,610	2,907
Illinois State Municipal Electric Agency Power Supply Revenue Bonds (NATL Insured), Prerefunded,
5.00%, 2/1/16	2,000	2,054
Illinois State Municipal Electric Agency Power Supply Revenue Bonds, Series A (NATL-RE-IBC FGIC Insured), Prerefunded,
5.25%, 2/1/17	1,830	1,961
Illinois State Tax Supported Sports Facilities Authority Revenue Refunding Bonds (AGM Insured),
5.25%, 6/15/30	5,500	5,996
5.25%, 6/15/31	5,000	5,427
Illinois State Toll Highway Authority Revenue Refunding Bonds, Series D,
5.00%, 1/1/24	5,000	5,894
Illinois State Toll Highway Authority Senior Priority Revenue Bonds, Series A (AGM Insured), Prerefunded,
5.00%, 7/1/15	5,000	5,001
Lake County Community Consolidated School District No. 46 Grayslake G.O. Unlimited Bonds (AGM Insured), Prerefunded,
5.13%, 11/1/15	805	818
Lake County Community Consolidated School District No. 46 Grayslake G.O. Unlimited Bonds (AGM Insured), Unrefunded Balance,
5.13%, 11/1/24	195	198
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue Refunding Bonds, Series A, McCormick Place Expansion (NATL Insured),
5.50%, 6/15/29	2,000	2,262
Sangamon County School District No. 186 Springfield G.O. Limited Refunding Bonds, Series B (BAM Insured),
5.00%, 2/1/23	5,965	6,804

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 86.1% continued
Illinois - 2.3% continued
Will County Community High School District No. 210 Lincoln-Way G.O. Unlimited Refunding Bonds, Series A,
5.00%, 1/1/28	$2,000	$2,205
Will Grundy Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Series B, Alternative Revenue Source,
5.25%, 6/1/36	2,500	2,834
Winnebago County Public Safety Sales Tax G.O. Unlimited Refunding Bonds, Series A,
5.00%, 12/30/20	2,700	3,151
5.00%, 12/30/24	6,040	6,973

		74,034

Indiana - 1.2%
Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority,
5.25%, 10/1/31	5,750	6,565
5.25%, 10/1/38	2,980	3,384
Indiana State Finance Authority University Health Obligation Group Revenue Refunding Bonds, Series A,
5.00%, 12/1/40	7,000	7,557
Indiana State Municipal Power Agency Revenue Bonds, Series A, Power Supply System (AMBAC Insured), Prerefunded,
5.00%, 1/1/16	13,060	13,374
Indiana University Student Fee Revenue Refunding Bonds, Series W-2,
5.00%, 8/1/26	3,250	3,869
Merrillville Multi School Building Corp. First Mortgage Revenue Bonds (State Aid Withholding),
5.25%, 7/15/26	1,000	1,092
Porter County Jail Building Corp. First Mortgage Revenue Refunding Bonds (AGM Insured),
5.50%, 7/10/21	1,500	1,678
5.50%, 1/10/24	1,135	1,291

		38,810

Kansas - 0.2%
Johnson County Unified School District No. 512 Shawnee Mission G.O. Unlimited Refunding Bonds, Series A,
3.00%, 10/1/15	4,145	4,175
Kansas State Development Finance Authority Revenue Refunding Bonds, Series D-2, Kansas State University Housing Projects,
5.00%, 4/1/23	3,110	3,645

		7,820

Kentucky - 0.2%
Kentucky State Property & Building Commission Project #108 Revenue Bonds, Series A,
5.00%, 8/1/27	2,130	2,458
Kentucky State Turnpike Authority Economic Development Road Revenue Refunding Bonds, Series B, Revitalization Projects,
7/1/26(2)	1,000	1,192
Lexington-Fayette Urban County Government G.O. Unlimited Bonds, Series B,
5.00%, 1/1/27	1,260	1,490

		5,140

Louisiana - 1.3%
Ernest N Morial-New Orleans Exhibit Hall Authority Special Tax Refunding Bonds,
5.00%, 7/15/22	5,290	6,193
Louisiana State G.O. Unlimited Bonds,
5.00%, 5/1/30	12,000	13,690
Louisiana State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 7/15/22	5,000	5,874
5.00%, 8/1/23	5,000	5,926
Louisiana State G.O. Unlimited Refunding Bonds, Series D-2,
5.00%, 12/1/27	2,195	2,538
Louisiana State Highway Improvement Revenue Bonds, Series A,
5.00%, 6/15/30	5,390	6,190

		40,411

Maryland - 4.3%
Anne Arundel County Consolidated General Improvement G.O. Limited Bonds,
5.00%, 4/1/27	5,805	6,990
Baltimore County Consolidated Public Improvement G.O. Unlimited Refunding Bonds,
5.00%, 8/1/15	9,895	9,936

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 86.1% continued
Maryland - 4.3% continued
Baltimore County Metropolitan District 77th Issue G.O. Unlimited Bonds,
5.00%, 8/1/36	$945	$1,088
Baltimore County Metropolitan District G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/15	5,000	5,021
Baltimore Revenue Refunding Bonds, Senior Series D,
5.00%, 7/1/27	2,000	2,370
Baltimore Water Project Revenue Refunding Bonds, Series D,
5.00%, 7/1/24	5,425	6,527
Maryland Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, The John Hopkins Health System,
5.00%, 5/15/37	3,500	3,895
Maryland State & Local Facilities G.O. Unlimited Bonds, Second Series B,
5.25%, 8/15/15	3,475	3,497
Maryland State & Local Facilities Loan of 2013-1 G.O. Unlimited Bonds,
5.00%, 3/1/20	10,000	11,646
Maryland State Department of Transportation Consolidated Revenue Bonds,
5.00%, 6/1/21	8,630	9,977
Maryland State G.O. Unlimited Bonds, First Series B, Prerefunded,
4.50%, 3/15/19	5,000	5,588
Maryland State G.O. Unlimited Bonds, Second Series B,
5.00%, 8/1/24	10,000	11,931
Maryland State G.O. Unlimited Refunding Bonds, Series 2-C,
5.00%, 8/1/22	19,535	23,487
Maryland State G.O. Unlimited Refunding Bonds, Series B,
4.00%, 8/1/24	10,000	11,340
Montgomery County Consolidated Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 11/1/21	5,750	6,714
4.00%, 7/1/31	2,000	2,107
Montgomery County G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/21	5,000	5,946
Montgomery County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 11/1/26	1,000	1,209
Washington Suburban Sanitary District Consolidated Public Improvement G.O. Unlimited Bonds, Second Series,
5.00%, 6/1/22	5,750	6,897

		136,166

Massachusetts - 5.9%
Massachusetts Bay Transportation Assessment Authority Revenue Bonds, Series A,
5.25%, 7/1/34	500	555
Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding Bonds, Senior Series A-1,
5.25%, 7/1/33	5,000	6,261
Massachusetts State Bay Transportation Authority Sales TRB, Senior Series A,
5.00%, 7/1/24	2,400	2,916
Massachusetts State Clean Water Trust Green Revenue Bonds, State Revolving Fund,
5.00%, 2/1/27	1,300	1,534
Massachusetts State College Building Authority Revenue Refunding Bonds, Series B (XLCA Insured State Appropriation Intercept Program),
5.50%, 5/1/39	5,000	6,156
Massachusetts State Commonwealth G.O. Limited Refunding Bonds, Series A,
7/1/27(2)	10,000	12,173
Massachusetts State Commonwealth G.O. Limited Refunding Bonds, Series C,
5.00%, 8/1/25	10,000	12,218
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series C,
4.00%, 6/1/43	5,500	5,580
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series D,
5.00%, 10/1/23	10,000	11,920
Massachusetts State Development Finance Agency Revenue Bonds, Series B-1, Harvard University,
5.00%, 10/15/28	10,000	11,539
Massachusetts State G.O. Limited Bonds, Series A,
5.00%, 4/1/29	5,000	5,719

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 86.1% continued
Massachusetts - 5.9% continued
Massachusetts State G.O. Limited Bonds, Series F,
5.00%, 11/1/26	$5,320	$6,266
Massachusetts State G.O. Limited Refunding Bonds, Series B,
5.25%, 8/1/21	2,500	3,008
Massachusetts State G.O. Limited Refunding Bonds, Series B (AGM Insured),
5.25%, 9/1/23	4,185	5,154
5.25%, 9/1/25	500	624
Massachusetts State G.O. Limited Refunding Bonds, Series D,
5.50%, 10/1/15	5,000	5,068
Massachusetts State Health & Educational Facilities Authority Partners Healthcare Revenue Bonds, Series J1,
5.25%, 7/1/29	5,000	5,688
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series A, Harvard University,
5.50%, 11/15/36	5,000	5,692
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series M, TUFTS University,
5.25%, 2/15/26	1,250	1,528
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series N, Harvard University,
6.25%, 4/1/20	1,000	1,224
Massachusetts State School Building Authority Sales TRB, Series A (AGM Insured), Prerefunded,
5.00%, 8/15/15	11,290	11,358
Massachusetts State School Building Authority Sales TRB, Series A (NATL-RE Insured), Prerefunded,
5.00%, 8/15/15	9,255	9,310
Massachusetts State School Building Authority Sales TRB, Series A (AMBAC Insured),
5.00%, 8/15/37	5,000	5,361
Massachusetts State School Building Authority Sales TRB, Series A-2012-2 (AGM Insured), Prerefunded,
5.00%, 8/15/15	14,660	14,748
Massachusetts State School Building Authority Sales TRB, Series B,
5.00%, 1/15/28	7,425	8,776
Massachusetts State Special Obligation Consolidated Loan Revenue Bonds, Series A (AGM Insured),
5.50%, 6/1/18	500	565
5.50%, 6/1/21	500	605
Massachusetts State Water Resources Authority General Revenue Bonds, Series J (AGM Insured),
5.50%, 8/1/22	3,300	4,064
Massachusetts State Water Resources Authority General Revenue Bonds, Series J (AGM Insured), Escrowed To Maturity,
5.25%, 8/1/15	1,500	1,507
Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B,
5.00%, 8/1/26	5,000	5,766
Massachusetts State Water Resources Authority Revenue Bonds, Series A, Escrowed to Maturity,
6.50%, 7/15/19	1,400	1,533
Massachusetts State Water Resources Authority Revenue Bonds, Series D,
5.00%, 8/1/44	5,000	5,592
University of Massachusetts Building Authority Project Revenue Bonds, Series 1,
5.00%, 11/1/26	4,000	4,805
5.00%, 11/1/32	2,500	2,905

		187,718

Michigan - 0.7%
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A,
5.00%, 10/15/27	10,000	11,328
Michigan State Finance Authority Subordinate Revenue Refunding Bonds, State Revolving Fund,
5.00%, 10/1/25	3,970	4,664
Michigan State Hospital Finance Authority Variable Revenue Bonds, Ascension Health Care Group,
5.00%, 11/15/27	2,500	2,932
Michigan State Municipal Bond Authority Revenue Bonds, Clean Water Fund, Unrefunded Balance,
4.75%, 10/1/23	345	346

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 86.1% continued
Michigan - 0.7% continued
Michigan State Trunk Line Revenue Refunding Bonds,
5.00%, 11/15/21	$2,500	$2,951

		22,221

Minnesota - 0.9%
Hennepin County G.O. Unlimited Bonds, Series A,
5.00%, 12/1/25	3,515	4,220
Metropolitan Council Minneapolis-Saint Paul Metropolitan Area G.O. Unlimited GANS, Series A,
1.00%, 3/1/16	7,000	7,010
Minneapolis-St. Paul Metropolitan Airports Commission Revenue Refunding Bonds, Senior Series B (AMT),
5.00%, 1/1/22	2,500	2,783
Minnesota Municipal Power Agency Electric Revenue Refunding Bonds, Series A,
5.00%, 10/1/29	1,000	1,146
Minnesota State G.O. Unlimited Bonds, Series A, Escrowed to Maturity,
5.00%, 10/1/20	75	88
Minnesota State Various Purpose G.O. Unlimited Bonds, Series A,
5.00%, 8/1/23	5,000	6,071
5.00%, 8/1/32	2,000	2,337
Minnesota State Various Purpose G.O. Unlimited Bonds, Series A, Prerefunded,
5.00%, 8/1/22	245	292
Minnesota State Various Purpose G.O. Unlimited Bonds, Series A, Unrefunded Balance,
5.00%, 8/1/23	5,300	6,349

		30,296

Mississippi - 0.3%
Jackson State University Educational Building Corp., Revenue Refunding Bonds, Series A,
5.00%, 3/1/29	3,540	4,019
Mississippi State G.O. Unlimited Bonds, Series F,
5.25%, 10/1/23	5,090	6,243
Mississippi State Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (Collateralized by GNMA/FNMA Securities),
5.40%, 6/1/38	15	15

		10,277

Missouri - 1.8%
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series A, State Revolving Funds,
5.00%, 1/1/22	5,060	5,802
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series A, State Revolving Funds Program,
5.00%, 1/1/25	1,500	1,760
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, State Revolving Funds Program,
5.00%, 7/1/23	3,620	4,373
Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A, SSM Health Care,
5.00%, 6/1/24	3,000	3,538
Missouri State Highway & Transit Commission Road Revenue Refunding Bonds, Series A, First Lien,
5.00%, 5/1/22	10,000	11,974
Missouri State Highways & Transit Commission Road Revenue Refunding Bonds, Series A, First Lien,
5.00%, 5/1/21	6,375	7,556
5.00%, 5/1/24	10,000	12,237
Springfield City Public Utility Revenue Refunding Bonds,
5.00%, 8/1/23	10,000	11,982

		59,222

Nebraska - 0.4%
Lincoln Electric System Revenue Bonds, Prerefunded,
5.00%, 9/1/15	5,500	5,544
Nebraska State Public Power District General Revenue Bonds, Series B,
5.00%, 1/1/23	1,000	1,182

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 86.1% continued
Nebraska - 0.4% continued
Omaha Public Power District Electric System Revenue Refunding Bonds, Series C,
5.00%, 2/1/39	$4,235	$4,774

		11,500

Nevada - 0.5%
Clark County G.O. Limited Tax Bank Bonds,
5.00%, 6/1/38	2,500	2,720
Nevada State Capital Improvement & Cultural Affairs G.O. Limited Bonds, Series C,
5.00%, 6/1/21	8,000	8,842
Washoe County Highway Motor Vehicle Fuel TRB,
4.75%, 2/1/21	3,400	3,728

		15,290

New Hampshire - 0.2%
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Dartmouth College, Health University System,
5.25%, 6/1/39	5,000	5,634

New Jersey - 1.1%
New Jersey State Economic Development Authority Revenue Refunding Bonds, Series PP, School Facilities Construction Project,
5.00%, 6/15/18	3,055	3,271
New Jersey State Economic Development Authority Revenue Refunding Bonds, Series PP, School Facilities Construction Project (AGM-CR Insured),
5.00%, 6/15/25	10,000	11,189
New Jersey State Transportation Program Trust Fund Authority Revenue Bonds, Series AA,
5.50%, 6/15/39	5,000	5,283
New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series A,
5.75%, 6/15/20	5,000	5,560
New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series C,
5.25%, 6/15/32	10,000	10,525

		35,828

New Mexico - 0.6%
New Mexico State Finance Authority Revenue Bonds, Series C,
5.00%, 6/1/23	2,770	3,245
New Mexico State Finance Authority Transportation Revenue Refunding Bonds, Series B1,
5.00%, 6/15/27	10,000	11,782
New Mexico State Hospital Equipment Loan Council Revenue Bonds, Presbyterian Healthcare Services,
5.00%, 8/1/28	1,250	1,415
4.13%, 8/1/44	1,500	1,474
5.00%, 8/1/44	1,500	1,630

		19,546

New York - 13.2%
Long Island Power Authority Revenue Bonds, Series A,
6.25%, 4/1/33	5,000	5,771
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B,
5.00%, 11/15/34	5,000	5,656
Metropolitan Transportation Authority Revenue Bonds, Series B,
5.25%, 11/15/55	10,000	10,904
Metropolitan Transportation Authority Revenue Bonds, Series G,
5.25%, 11/15/26	5,000	5,767
Metropolitan Transportation Authority Revenue Refunding Bonds, Series D,
5.00%, 11/15/23	5,000	5,460
5.00%, 11/15/24	5,000	5,461
New York City Fiscal Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E-1,
5.00%, 2/1/32	5,000	5,733
New York City G.O. Unlimited Bonds, Series E,
5.00%, 8/1/16	4,895	5,137
New York City G.O. Unlimited Bonds, Series E, Unrefunded Balance,
5.00%, 11/1/25	5	5
New York City G.O. Unlimited Bonds, Subseries C-1, Fiscal 2008,
5.00%, 10/1/22	5,000	5,467

NORTHERN FUNDS QUARTERLY REPORT    11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.1% continued
New York - 13.2% continued
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series GG-1, Second General Resolution,
5.00%, 6/15/39	$5,000	$5,614
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series Gg,
5.00%, 6/15/31	10,000	11,580
5.00%, 6/15/39	8,000	8,944
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-1, Fiscal 2015 (State Aid Withholding),
5.00%, 7/15/29	5,935	6,876
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-2, Fiscal 2015 (State Aid Withholding),
5.00%, 7/15/30	2,000	2,311
New York City Transitional Finance Authority Building Aid Revenue Bonds, Subseries S-1A (State Aid Withholding),
5.00%, 7/15/26	10,000	11,503
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Fiscal 2015,
5.00%, 8/1/42	3,000	3,343
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-1,
5.00%, 5/1/38	2,500	2,783
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries B,
5.00%, 11/1/21	5,000	5,759
5.00%, 2/1/22	2,000	2,327
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E-1,
5.00%, 2/1/23	10,380	12,300
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series B,
5.00%, 11/1/25	1,000	1,163
New York City Transitional Finance Authority Future Tax Secured Subordinated Revenue Bonds, Series C, Prerefunded,
5.50%, 11/1/15	13,230	13,463
New York City Transitional Finance Authority Subordinate Future Tax Secured Revenue Refunding Bonds, Series C,
5.00%, 11/1/29	10,000	11,655
5.00%, 11/1/30	10,545	12,222
New York City Water & Sewer System Revenue Refunding Bonds, Second General Resolution,
5.00%, 6/15/27	5,000	5,957
5.00%, 6/15/31	3,340	3,868
New York G.O. Unlimited Bonds, Series D,
5.00%, 8/1/23	5,000	5,958
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series B, School Districts Financing Program (Assured Guaranty Insured State Aid Withholding),
5.25%, 10/1/23	5,000	5,657
New York State Dormitory Authority Personal Income Tax Revenue Bonds, Series B, Group B,
5.00%, 2/15/29	9,695	11,270
5.00%, 2/15/31	10,000	11,516
New York State Dormitory Authority Personal Income Tax Revenue Bonds, Series B, Group C,
5.00%, 2/15/40	5,000	5,574
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/29	10,385	12,085
5.00%, 3/15/31	10,400	11,989
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B (AMBAC Insured),
5.50%, 3/15/23	2,600	3,201
New York State Dormitory Authority Sales TRB, Series A,
5.00%, 3/15/27	10,000	11,715
5.00%, 3/15/29	10,000	11,493
New York State Dormitory Education Authority Personal Income Tax Revenue Refunding Bonds, Series B (AMBAC Insured),
5.50%, 3/15/30	7,040	8,975
New York State Dormitory Education Authority Personal Income TRB, Series B,
5.75%, 3/15/36	16,000	18,335

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.1% continued
New York - 13.2% continued
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Municipal Water Project Revolving Funds,
5.00%, 6/15/36	$5,000	$5,546
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Series C, Municipal Water Finance Revolving Funds,
5.00%, 6/15/25	5,000	5,020
New York State Environmental Facilities Corp. Personal Income TRB, Series A,
5.25%, 12/15/26	10,000	11,212
New York State Environmental Facilities Corp. Revenue Bonds, Series 2010, Master State Revolving Funds,
5.00%, 5/15/23	2,000	2,400
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series E (AGM-CR Insured),
5.00%, 4/1/21	7,505	8,589
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series C (NATL-RE-IBC Insured),
5.50%, 4/1/17	3,635	3,855
New York State Thruway Authority Revenue Refunding Bonds,
5.00%, 1/1/28	10,000	11,562
5.00%, 1/1/29	5,000	5,719
5.00%, 1/1/31	13,260	15,017
5.00%, 1/1/32	5,660	6,385
New York State Thruway Transportation Authority Personal Income TRB, Series A,
5.25%, 3/15/21	5,000	5,483
New York State Urban Development Corp. Personal Income TRB, Series D,
5.00%, 3/15/22	5,000	5,914
New York State Urban Development Corp. Service Contract Revenue Refunding Bonds, Series D,
5.38%, 1/1/22	1,850	2,099
Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 186 (AMT),
5.00%, 10/15/21	5,000	5,822
Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 189,
5.00%, 5/1/27	7,800	9,289
5.00%, 5/1/30	3,500	4,076
Port Authority of New York & New Jersey Consolidated-One Hundred Eighty-Third Revenue Bonds (AMT),
5.00%, 9/1/26	1,130	1,293
Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015,
5.00%, 10/15/27	10,000	11,972
Triborough Bridge & Tunnel Authority General Revenue Bonds, Series A,
5.00%, 11/15/27	1,330	1,576
Utility Debt Securitization Authority Restructuring Revenue Bonds, Series TE,
5.00%, 12/15/32	5,000	5,758

		423,384

North Carolina - 1.6%
Charlotte COPS, Series B,
3.00%, 6/1/22	10,330	10,672
Charlotte G.O. Unlimited Refunding Bonds, Series B,
5.00%, 7/1/27	3,500	4,114
Forsyth County G.O. Unlimited Refunding Bonds,
5.00%, 12/1/24	4,900	6,032
Johnston County G.O. Unlimited Refunding Bonds,
4.00%, 2/1/24	3,675	4,140
4.00%, 2/1/28	1,050	1,158
North Carolina State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 6/1/23	10,000	12,142
North Carolina State Municipal Power Agency No. 1 Catawba Electric Revenue Refunding Bonds, Series A,
5.25%, 1/1/20	2,000	2,180
North Carolina State Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 5/1/21	5,000	5,833
Wake County Public Improvement G.O. Unlimited Bonds,
5.00%, 9/1/21	5,000	5,964

		52,235

Ohio - 2.0%
Allen County Hospital Facilities Revenue Refunding Bonds, Series A,
5.00%, 11/1/43	7,000	7,507

NORTHERN FUNDS QUARTERLY REPORT    13    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.1% continued
Ohio - 2.0% continued
American Municipal Power, Inc. Revenue Refunding Bonds, Series A,
5.00%, 2/15/26	$2,500	$2,896
5.00%, 2/15/29	2,000	2,263
American Municipal Power, Inc. Revenue Refunding Bonds, Series B, Prairie State Energy Campus,
5.00%, 8/15/20	5,000	5,681
Cleveland Municipal School District G.O. Unlimited Bonds, Series A (School District Credit Program),
5.00%, 12/1/31	3,710	4,095
Franklin County Hospital Facilities Revenue Bonds,
5.00%, 5/15/45	1,500	1,629
Ohio State Common Schools G.O. Unlimited Bonds, Series B,
5.00%, 6/15/22	5,000	5,959
Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series A,
5.00%, 9/15/23	1,530	1,844
Ohio State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 9/15/22	5,000	5,982
Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/22	5,000	5,971
Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/22	2,500	2,986
5.00%, 8/1/23	10,000	12,039
Ohio State Major New Infrastructure Project Garvee Revenue Bonds,
5.00%, 12/15/22	2,250	2,670
University of Cincinnati General Receipts Revenue Bonds, Series G (NATL-RE Insured),
5.00%, 6/1/28	2,075	2,248

		63,770

Oklahoma - 0.2%
Oklahoma State Municipal Power Authority Revenue Refunding Bonds, Series A,
5.00%, 1/1/27	6,250	7,260

Oregon - 2.0%
Lane County School District #19 Springfield G.O. Unlimited Bonds, Series A (School Board Guaranty Program),
5.00%, 6/15/30	2,700	3,142
Multnomah County School District No. 1 G.O. Unlimited Bonds, Series B (School Board Guaranty Program),
5.00%, 6/15/25	6,495	7,931
Oregon State Board of Education G.O. Unlimited Bonds, Series A,
5.00%, 8/1/23	4,480	5,164
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series A,
5.00%, 11/15/22	6,485	7,831
5.00%, 11/15/31	10,000	11,668
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series C, Senior Lien,
5.00%, 11/15/20	10,000	10,966
Oregon State University General Revenue Bonds, Series A,
5.00%, 4/1/45	3,505	3,914
Portland Community College District G.O. Unlimited Bonds,
5.00%, 6/15/21	2,560	3,027
Washington & Multnomah Counties School District No. 48J Beaverton G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 6/15/28	8,450	9,923

		63,566

Pennsylvania - 1.1%
Berks County G.O. Unlimited Refunding Bonds,
5.00%, 11/15/24	1,520	1,842
Lower Merion School District G.O. Limited Refunding Bonds, Series B (State Aid Withholding),
5.00%, 9/1/23	2,240	2,704
Montgomery County G.O. Unlimited Refunding Bonds,
5.00%, 3/1/22	915	1,088
5.00%, 3/1/23	1,475	1,764
Pennsylvania State Commonwealth G.O. Unlimited Refunding Bonds, First Series (AGM-CR Insured),
5.00%, 8/15/22	5,000	5,880

TAX-EXEMPT FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.1% continued
Pennsylvania - 1.1% continued
Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series A, UPMC,
5.00%, 2/1/27	$1,000	$1,153
Pennsylvania State G.O. Unlimited Bonds,
5.00%, 3/15/31	2,500	2,811
Pennsylvania State G.O. Unlimited Refunding Bonds, First Series,
5.00%, 7/1/22	10,000	11,580
Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue Refunding Bonds, Series A (AMBAC Insured),
5.00%, 12/1/19	5,075	5,400

		34,222

Rhode Island - 0.4%
Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series A, Consolidated Capital Development Loan,
5.50%, 8/1/25	5,000	5,952
Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series B, Consolidated Capital Development Loan,
5.00%, 10/15/27	2,630	3,032
Rhode Island State & Providence Plantations G.O. Unlimited Refunding Bonds, Series A, Consolidated Capital Development Loan,
5.00%, 8/1/21	1,000	1,175
Rhode Island State Clean Water Finance Agency PCR Refunding Bonds, Subseries A,
5.00%, 10/1/21	2,880	3,364

		13,523

South Carolina - 1.1%
Charleston County Capital Improvement Transportation Sales Tax G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 11/1/23	2,500	2,951
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004 (BHAC-CR MBIA Insured), Unrefunded Balance,
5.38%, 1/1/25	4,960	5,864
Scago Educational Facilities Corp. for Cherokee School District No. 1, Revenue Refunding Bonds,
5.00%, 12/1/25	500	581
South Carolina State Public Service Authority Obligations Revenue Refunding Bonds, Series C,
5.00%, 12/1/27	3,000	3,453
South Carolina State Public Service Authority Revenue Bonds, Series A, Prerefunded,
5.50%, 1/1/19	950	1,088
South Carolina State Public Service Authority Revenue Bonds, Series A, Unrefunded Balance,
5.50%, 1/1/38	11,050	12,380
South Carolina State Transportation Infrastructure Bank Revenue Refunding Bonds, Series A (BHAC-CR AMBAC Insured), Prerefunded,
5.00%, 10/1/15	10,000	10,119

		36,436

Tennessee - 1.1%
Metropolitan Government of Nashville & Davidson County G.O. Unlimited Refunding & Improvement Bonds, Series A, Prerefunded,
5.00%, 7/1/20	5,675	6,629
Metropolitan Government of Nashville & Davidson County G.O. Unlimited Refunding & Improvement Bonds, Series A, Unrefunded Balance,
5.00%, 7/1/24	4,600	5,309
Tennessee State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/21	11,825	14,088
Tennessee State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 9/1/26	5,000	6,099
Tennessee State Housing Development Agency Revenue Bonds, Series 1A (AMT), Home Ownership Program (G.O. of Agency Insured),
3.75%, 1/1/19	450	472
4.05%, 7/1/20	455	488
4.13%, 7/1/21	1,595	1,699

		34,784

Texas - 7.8%
Arlington Independent School Building District G.O. Unlimited Bonds (PSF-Gtd.),
2/15/27(2)	2,000	2,385

NORTHERN FUNDS QUARTERLY REPORT    15    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.1% continued
Texas - 7.8% continued
Brownsville Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.),
5.00%, 2/15/22	$100	$118
Cypress-Fairbanks Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/28	5,000	5,915
5.00%, 2/15/29	12,000	14,114
Dallas City Waterworks & Sewer System Revenue Refunding Bonds, Series A,
5.00%, 10/1/25	5,000	6,100
5.00%, 10/1/27	5,000	5,990
Dallas Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/16	10,000	10,299
Falls City Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 8/15/32	1,500	1,685
Garland Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/24	10,000	11,586
Harris County-Houston Sports Authority Revenue Refunding Bonds, Series A, Senior Lien,
5.00%, 11/15/30	5,000	5,586
Houston Higher Education Finance Corp. Revenue Bonds, Series B, Rice University Project, Prerefunded,
4.50%, 11/15/17	2,500	2,706
Houston Independent Schoolhouse District G.O. Limited Bonds (PSF-Gtd.),
5.00%, 2/15/25	10,000	10,666
Houston Public Improvement G.O. Limited Refunding Bonds, Series D (AGM Insured), Prerefunded,
5.00%, 3/1/16	1,590	1,640
Humble Independent School Building District G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 2/15/29	10,000	10,598
Humble Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.),
5.25%, 2/15/23	8,720	10,555
Joshua Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
8/15/45(2)	2,000	2,221
Laredo City Certificates of Obligation G.O. Limited Bonds (NATL-RE Insured), Prerefunded,
5.00%, 2/15/17	6,965	7,454
Lower Colorado River Authority Revenue Refunding Bonds, Prerefunded,
5.50%, 5/15/19	5	6
Lower Colorado River Authority Revenue Refunding Bonds, Series 2012, Prerefunded,
5.50%, 5/15/19	80	92
Lower Colorado River Authority Revenue Refunding Bonds, Series 2012-1, Prerefunded,
5.50%, 5/15/19	5	6
Lower Colorado River Authority Revenue Refunding Bonds, Series 2014, Prerefunded,
5.50%, 5/15/19	5	6
Lower Colorado River Authority Revenue Refunding Bonds, Series 2014, Unrefunded Balance,
5.50%, 5/15/33	1,905	2,147
North East Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.25%, 2/1/28	3,000	3,766
5.25%, 2/1/30	1,000	1,251
North Texas Tollway Authority System Revenue Refunding Bonds, Series B, Second Tier,
5.00%, 1/1/31	5,000	5,482
Northside Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 8/15/22	5,000	5,940
Prosper Independent School District G.O. Unlimited Bonds (PSF-Gtd.), Prerefunded,
5.13%, 8/15/15	3,910	3,934
San Antonio Electric & Gas System Revenue Bonds, Series A, Prerefunded,
5.00%, 2/1/16	12,655	13,008
Tarrant Regional Water District Control & Improvement Revenue Refunding Bonds, Series A,
5.00%, 3/1/16	4,200	4,334
Texas State A&M University Financing System Revenue Bonds, Series D,
5.00%, 5/15/27	5,000	5,888

TAX-EXEMPT FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.1% continued
Texas - 7.8% continued
Texas State G.O. Unlimited TRANS,
1.50%, 8/31/15	$70,000	$70,164
Texas State PFA Revenue Refunding Bonds, Series B, Assessment Unemployment Compensation,
4.00%, 1/1/18	5,000	5,180
Texas State Transportation Commission Highway Fund Revenue Refunding Bonds, First Tier,
10/1/22(2)	14,000	16,650
Texas State University System Financing Revenue Refunding Bonds, Series A,
5.00%, 3/15/23	3,000	3,573

		251,045

Utah - 0.3%
North Davis County Sewer District Revenue Bonds,
5.00%, 3/1/23	2,265	2,714
Utah State G.O. Unlimited Bonds,
5.00%, 7/1/23	5,000	5,956

		8,670

Vermont - 0.1%
Vermont State G.O. Unlimited Bonds, Series B,
5.00%, 8/15/22	1,425	1,712

Virginia - 1.6%
Fairfax County Public Improvement G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),
5.00%, 10/1/23	10,000	12,193
Hampton Roads Sanitation District Wastewater Revenue Refunding Bonds, Series A,
5.00%, 7/1/27	3,465	4,095
Loudoun County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/1/22	1,360	1,613
Richmond G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 3/1/24	5,000	5,957
Upper Occoquan Sewage Authority Revenue Refunding Bonds,
5.00%, 7/1/27	5,000	6,041
5.00%, 7/1/28	5,000	6,000
Virginia State G.O. Unlimited Bonds, Series A,
5.00%, 6/1/19	1,000	1,147
Virginia State Public School Financing Authority Revenue Refunding Bonds (State Aid Withholding),
5.00%, 8/1/22	11,900	14,198
Virginia State Resources Authority Clean Water Revenue Refunding Bonds, Subordinate Lien, State Revolving Fund,
5.50%, 10/1/22	1,000	1,239

		52,483

Washington - 4.0%
Washington State G.O. Unlimited Refunding Bonds, Series R-2015D,
5.00%, 7/1/27	10,000	11,820
5.00%, 7/1/31	5,000	5,764
Energy Northwest Bonneville Power Administration Electric Revenue Refunding Bonds, Series,
5.00%, 7/1/26	5,000	6,010
Grant County Public Utility District No. 2 Electric Revenue Refunding Bonds, Series I, Escrowed To Maturity,
3.00%, 1/1/16	4,035	4,089
King County G.O. Limited Refunding Bonds,
5.00%, 7/1/31	10,000	11,598
King County School District No. 405 Bellevue G.O. Unlimited Bonds (AGM Insured), Prerefunded,
4.20%, 12/1/15	5,000	5,083
Port of Seattle Revenue Refunding Bonds, Series C (AMT), Intermediate Lien,
5.00%, 2/1/18	1,000	1,098
Washington State G.O. Unlimited Bonds, Series A (AGM Insured), Prerefunded,
5.00%, 7/1/15	7,700	7,701
Washington State G.O. Unlimited Bonds, Series B,
5.00%, 2/1/32	14,200	16,333
Washington State G.O. Unlimited Refunding Bonds, Series R-2013A,
5.00%, 7/1/22	5,000	5,945
Washington State G.O. Unlimited Refunding Bonds, Series R-2015-C,
5.00%, 7/1/23	10,000	12,004

NORTHERN FUNDS QUARTERLY REPORT    17    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.1% continued
Washington - 4.0% continued
Washington State G.O. Unlimited Refunding Bonds, Series R-2015D,
5.00%, 7/1/28	$10,000	$11,733
Washington State Health Care Facilities Authority Revenue Bonds, Series A, Providence Health & Services,
5.25%, 10/1/39	4,000	4,399
Washington State Motor Vehicle Fuel Tax G.O. Unlimited Bonds, Series E (AMBAC Insured), Prerefunded,
5.00%, 1/1/16	13,665	13,991
Washington State University Revenue Refunding Bonds,
5.00%, 4/1/40	5,000	5,584
Washington State Various Purpose G.O. Unlimited Bonds, Series D,
5.00%, 2/1/25	5,000	5,966

		129,118

Wisconsin - 0.8%
Wisconsin State G.O. Unlimited Refunding Bonds, Series 4,
5.00%, 5/1/26	20,350	24,294

Total Municipal Bonds (Cost $2,725,082)		2,760,725

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 14.2%
Northern Institutional Funds - Tax-Exempt Portfolio, 0.01%(3)	455,914,367	$455,914

Total Investment Companies (Cost $455,914)		455,914

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.5%
Illinois State Educational Facilities Authority Adjustable Medium Term VRDB, Field Museum,
4.60%, 11/1/15	$4,250	$4,302
Kentucky State Property & Building Commission Revenue Refunding Bonds, Series A, Project No. 100,
4.00%, 8/1/15	1,600	1,605
Massachusetts State Health & Educational Facilities Authority VRDB, Series Y, Harvard University Issue,
0.04%, 7/9/15	10,000	10,000

Total Short-Term Investments (Cost $15,855)		15,907

Total Investments - 100.8% (Cost $3,196,851)		3,232,546

Liabilities less Other Assets - (0.8)%		(26,978)

NET ASSETS - 100.0%		$3,205,568

(1)	Zero coupon bond.
(2)	When-Issued Security. Coupon rate was not in effect at June 30, 2015.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, the puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

At June 30, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	18.0%
AA	53.7
A	11.2
BBB	0.2
Not Rated	2.8
Cash Equivalents	14.1

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s

TAX-EXEMPT FIXED INCOME FUNDS    18     NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At June 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Financials	14.1%
General	13.0
General Obligation	30.9
School District	5.4
Transportation	10.0
Water	8.4
All other sectors less than 5%	18.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$2,760,725	$—	$2,760,725
Investment Companies	455,914	—	—	455,914
Short-Term Investments	—	15,907	—	15,907

Total Investments	$455,914	$2,776,632	$—	$3,232,546

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At June 30, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$3,197,048

Gross tax appreciation of investments	$56,138
Gross tax depreciation of investments	(20,640)

Net tax appreciation of investments	$35,498

Transactions in affiliated investments for the three months ended June 30, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Tax-Exempt Portfolio	$352,377	$441,084	$337,547	$8	$455,914

NORTHERN FUNDS QUARTERLY REPORT    19     TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued	JUNE 30, 2015 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CR - Custody Receipt

FGIC - Financial Guaranty Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GANS - Grant Anticipation Notes

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

IBC - Insured Bond Certificates

MBIA - Municipal Bond Insurance Association

NATL - National Public Finance Guarantee Corporation

NATL-RE - NATL Reinsurance

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

SFM - Single Family Mortgage

TRANS - Tax Revenue Anticipation Notes

TRB - Tax Revenue Bonds

TAX-EXEMPT FIXED INCOME FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND	JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%
Alabama - 0.0%
Alabama State Capital Improvement G.O. Unlimited Bonds, Series B,
4.00%, 8/1/15	$150	$151
Birmingham Capital Improvement G.O. Unlimited Refunding Bonds, Series A (AMBAC Insured), Prerefunded,
4.50%, 12/1/16	365	385

		536

Arizona - 5.1%
Arizona Board of Regents State University System Revenue Refunding Bonds, Series A,
4.00%, 7/1/15	565	565
Arizona State Department of Administration Refunding COPS, Series B,
4.00%, 10/1/15	400	404
Arizona State Transportation Board Excise TRB, Maricopa County Regional Area Road,
5.00%, 7/1/15	5,000	5,001
Arizona State Transportation Board Highway Revenue Bonds,
5.00%, 7/1/15	150	150
Chandler G.O. Limited Refunding Bonds,
4.00%, 7/1/21	4,000	4,510
Maricopa County Community College District G.O. Unlimited Bonds, Series C,
4.00%, 7/1/15	1,000	1,000
4.00%, 7/1/16	1,000	1,037
Maricopa County Community College District G.O. Unlimited Refunding Bonds,
2.00%, 7/1/15	5,000	5,000
Maricopa County School District #3 Tempe Elementary G.O. Unlimited Bonds, Series C,
2.00%, 7/1/18	5,000	5,127
Maricopa County Unified School District No. 11 Peoria G.O. Unlimited Bonds, School Improvement Project,
5.00%, 7/1/16	4,250	4,443
Maricopa County Unified School District No. 4 Mesa G.O. Limited Refunding Bonds,
4.00%, 7/1/19	2,000	2,215
Maricopa County Unified School District No. 60 Higley G.O. Unlimited Bonds, Series A, School Improvement Project of 2013,
3.00%, 7/1/15	2,675	2,675
Maricopa County Unified School District No. 93 Cave Creek G.O. Unlimited Bonds, Series A, School Improvement Project 2014 (BAM Insured),
4.00%, 7/1/17	1,190	1,262
Maricopa County Union High School District No. 216 Agua Fria G.O. Limited Refunding Bonds,
4.00%, 7/1/16	770	796
Peoria G.O. Unlimited Bonds, Series A, Projects of 2000 & 2005,
3.00%, 7/1/15	200	200
Phoenix Civic Improvement Corp. Transportation Excise TRB,
4.00%, 7/1/16	3,500	3,629
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Junior Lien (NATL-RE Insured), Prerefunded,
5.00%, 7/1/15	8,500	8,501
Phoenix Civic Improvement Corp. Water System Revenue Refunding Bonds, Series B, Junior Lien,
5.00%, 7/1/21	5,000	5,913
Phoenix G.O. Unlimited Bonds, Series B, Prerefunded,
5.00%, 7/1/15	5,000	5,001
Phoenix Various Purpose G.O. Unlimited Bonds, Series A,
5.00%, 7/1/16	275	288
Pima County Street & Highway Revenue Bonds (NATL-RE Insured), Prerefunded,
4.00%, 7/1/15	300	300
Pima County Unified School District No. 10 Amphitheater G.O. Unlimited Bonds, Series D, School Improvement Project of 2007,
2.00%, 7/1/16	425	431
Pinal County Obligation Revenue Bonds,
5.00%, 8/1/21	2,505	2,915
Pinal County Obligations Revenue Refunding Bonds,
3.00%, 8/1/15	1,820	1,824

NORTHERN FUNDS QUARTERLY REPORT     1    TAX-EXEMPT FIXED INCOME

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8% continued
Arizona - 5.1% continued
Regional Public Transportation Authority Excise TRB, Series A, Maricopa County Public Transportation,
5.00%, 7/1/15	$400	$400
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Series A,
5.00%, 1/1/16	150	154
Scottsdale G.O. Limited Refunding Bonds,
3.00%, 7/1/22	2,000	2,133
Scottsdale G.O. Unlimited Bonds, Series 2008A, Project of 2000,
3.50%, 7/1/15	100	100
Tempe Union High School District No. 213 G.O. Unlimited Bonds, School Improvement Project of 2008,
3.25%, 7/1/15	300	300
Tucson Water System Revenue Bonds,
5.00%, 7/1/16	1,275	1,334

		67,608

California - 7.3%
Bay Area Toll Bridge Authority Variable Revenue Bonds, Series B,
1.50%, 4/2/18	1,000	1,009
California State Department of Water Resources Center Valley Project Revenue Refunding Bonds, Series AS,
5.00%, 12/1/21	9,000	10,820
California State Department of Water Resources Power Supply Revenue Bonds, Series L,
5.00%, 5/1/16	200	208
California State Department of Water Resources Power Supply Revenue Refunding Bonds, Series O,
5.00%, 5/1/21	7,175	8,520
California State G.O. Unlimited Refunding Bonds,
5.00%, 3/1/16	100	103
California State Health Facilities Financing Authority Variable Revenue Refunding Bonds, St. Joseph Health System,
5.00%, 10/18/22	2,500	2,993
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 10/1/18	10,000	11,268
California State Various Purpose G.O. Unlimited Refunding Bonds,
5.00%, 11/1/20	8,000	9,403
5.00%, 12/1/21	5,000	5,960
Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/22	2,900	3,485
5.00%, 8/1/23	1,000	1,215
Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/22	2,590	3,112
Los Angeles Department of Water & Power System Revenue Bonds, Series A,
5.00%, 7/1/19	5,000	5,740
Los Angeles Unified School District G.O. Unlimited Bonds, Series C, Election of 2002 (AGM Insured),
4.00%, 7/1/15	200	200
Los Angeles Unified School District G.O. Unlimited Bonds, Series I,
5.00%, 7/1/15	5,000	5,001
Los Angeles Unified School District G.O. Unlimited Bonds, Series KY,
5.00%, 7/1/15	200	200
Sacramento Regional County Sanitation Districts Financing Authority Revenue Bonds (NATL Insured), Prerefunded,
5.00%, 6/1/16	500	522
San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded,
5.13%, 4/1/19	5,000	5,709
San Francisco Bay Area Toll Bridge Authority Variable Revenue Bonds, Series C3,
1.45%, 8/1/17	6,725	6,759
San Francisco City & County Road Repaving & Street Safety G.O. Unlimited Bonds, Series C,
5.00%, 6/15/18	1,385	1,550
San Jose Evergreen Community College District G.O. Unlimited Refunding Bonds,
5.00%, 9/1/22	4,000	4,813
San Juan Unified School District G.O. Unlimited Bonds, Series B, Election of 2012,
3.00%, 8/1/21	2,215	2,369
University of California Revenue Refunding Bonds, Series AO,
5.00%, 5/15/20	4,000	4,688

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8% continued
California - 7.3% continued
Vallecitos Water District Water & Wastewater Enterprise Revenue Refunding Bonds,
7/1/22(1)	$1,500	$1,800

		97,447

Colorado - 0.8%
Arapahoe County School District No. 5 Cherry Creek G.O. Unlimited Refunding Bonds (State Aid Withholding),
3.00%, 12/15/15	100	101
Colorado State Refunding COPS, Series A, UCDHSC Fitzsimons Academic Projects,
5.00%, 11/1/17	1,875	2,053
Denver City & County Excise Tax Revenue Refunding Bonds, Series A (Assured Guaranty Insured),
6.00%, 9/1/21	5,000	5,901
Larimer Weld & Boulder County School District No. R-2J Thompson G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 12/15/15	250	256
Metro Wastewater Reclamation District Sewer Revenue Bonds, Series A,
5.00%, 4/1/16	285	295
Regional Transportation District Transit Vehicles COPS, Series A, (AMBAC Insured),
5.00%, 12/1/16	1,590	1,689

		10,295

Connecticut - 2.1%
Connecticut State G.O. Unlimited Bonds, Series A (AGM Insured),
3.80%, 12/15/15	100	102
5.00%, 12/15/15	250	255
Connecticut State G.O. Unlimited Bonds, Series C,
4.10%, 11/1/15	225	228
Connecticut State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 5/1/17	5,520	5,938
Connecticut State G.O. Unlimited Refunding Bonds, Series H,
5.00%, 11/15/20	2,500	2,905
Connecticut State GAAP Conversion G.O. Unlimited Bonds, Series A,
5.00%, 10/15/20	8,000	9,288
Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Bonds, Series A,
5.00%, 9/1/21	4,425	5,220
Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Refunding Bonds, Series 1, Second Lien,
5.00%, 2/1/17	2,500	2,671
Hartford G.O. Unlimited Bonds (AMBAC Insured), Prerefunded,
5.00%, 7/15/16	600	628
Norwalk G.O. Unlimited Refunding Bonds, Series B,
2.50%, 7/1/15	50	50
University of Connecticut Revenue Bonds, Series A (G.O. of University Insured),
3.70%, 4/1/16	100	103
Waterford G.O. Unlimited Bonds,
3.00%, 3/15/16	50	51

		27,439

Delaware - 1.5%
Delaware State G.O. Unlimited Bonds, Series 2009C,
5.00%, 10/1/15	15,000	15,184
New Castle County G.O. Unlimited Refunding Bonds,
5.00%, 10/1/18	3,445	3,888
University of Delaware Revenue Refunding Bonds, Series B,
5.00%, 11/1/15	1,000	1,016

		20,088

District of Columbia - 0.0%
District of Columbia Income Tax Secured Revenue Bonds, Series D,
5.00%, 12/1/15	100	102

Florida - 5.3%
Broward County G.O. Unlimited Refunding Bonds, Series A,
5.00%, 1/1/16	2,525	2,586
Clay County Infrastructure Sales Surtax Revenue Bonds (Assured Guaranty Insured),
5.25%, 10/1/17	4,600	4,989
Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/16	100	104

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8% continued
Florida - 5.3% continued
Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series C,
5.00%, 6/1/17	$10,100	$10,934
Florida State Board of Public Education G.O. Unlimited Bonds, Series A, Capital Outlay 2006,
5.00%, 6/1/16	405	423
Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series B, Capital Outlay,
5.00%, 6/1/20	5,000	5,837
Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series B, Capital Outlay 2008,
4.00%, 6/1/16	100	103
Florida State Department of Transportation G.O. Unlimited Refunding Bonds, Series B, Right of Way,
3.38%, 7/1/16	500	506
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, Escrowed to Maturity,
5.00%, 7/1/15	10,000	10,001
5.00%, 7/1/16	5,000	5,232
Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A,
5.00%, 10/1/16	4,000	4,218
Gainesville Utilities System Revenue Bonds, Series A (AGM Insured), Prerefunded,
5.00%, 10/1/15	200	202
Jacksonville Special Revenue Refunding Bonds, Series D,
5.00%, 10/1/15	155	157
JEA Electric System Revenue Bonds, Subseries A,
5.00%, 10/1/15	250	253
JEA Electric System Revenue Bonds, Subseries B,
5.00%, 10/1/15	235	238
JEA Electric System Revenue Bonds, Series Three A,
5.00%, 10/1/17	940	1,028
JEA Electric System Revenue Bonds, Series Three D-1,
4.00%, 10/1/15	250	253
JEA Water & Sewer System Revenue Bonds, Series B, Escrowed to Maturity,
5.00%, 10/1/15	165	167
JEA Water & Sewer System Revenue Bonds, Series C,
3.50%, 10/1/15	150	151
Lee County School Board COPS, Series A (AGM Insured),
4.20%, 8/1/16	250	260
Miami-Dade County G.O. Unlimited Bonds, Series B, Building Better Communities Program,
5.00%, 7/1/15	5,000	5,001
Palm Beach County School Board Refunding COPS, Series E (AMBAC Insured),
5.38%, 8/1/15	5,000	5,023
Reedy Creek Improvement District Utilities Revenue Refunding Bonds, Series 2 (AMBAC Insured), Escrowed to Maturity,
5.00%, 10/1/15	5,730	5,798
Sarasota County Infrastructure Sales Surtax Revenue Bonds, Series A,
5.00%, 10/1/16	1,500	1,585
Sarasota County Infrastructure Sales Surtax Revenue Refunding Bonds,
5.00%, 10/1/21	1,000	1,180
Seminole County Water & Sewer Revenue Refunding Bonds, Series B,
10/1/16(1)	4,745	5,013

		71,242

Georgia - 2.8%
Atlanta & Fulton County Recreation Authority Revenue Refunding & Park Improvement Bonds, Series A,
5.00%, 12/1/19	380	436
Cherokee County School System G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 8/1/20	2,160	2,525
Cherokee County School System G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),
5.00%, 8/1/20	1,000	1,169
5.00%, 8/1/21	3,285	3,883
Clayton County Water Authority & Sewage Revenue Refunding Bonds,
4.00%, 5/1/16	500	515
DeKalb County Water & Sewer Revenue Refunding Bonds, 2nd Resolution,
5.00%, 10/1/20	1,250	1,451

TAX-EXEMPT FIXED INCOME FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8% continued
Georgia - 2.8% continued
DeKalb County Water & Sewerage Revenue Bonds, Series A,
3.00%, 10/1/15	$100	$101
DeKalb Water & Sewerage Revenue Bonds, Series A,
4.00%, 10/1/15	835	843
Forsyth County School District G.O. Unlimited Bonds,
5.00%, 2/1/19	1,000	1,134
5.00%, 2/1/20	1,000	1,160
Fulton County Facilities Corp. COPS, Public Purpose Project,
5.00%, 11/1/15	2,250	2,284
5.00%, 11/1/16	2,280	2,405
5.00%, 11/1/18	2,505	2,791
Georgia State G.O. Unlimited Bonds, Series A,
5.00%, 1/1/16	200	205
Georgia State G.O. Unlimited Bonds, Series D,
5.00%, 5/1/16	150	156
Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A,
5.00%, 6/1/18	5,000	5,558
Henry County School District G.O. Unlimited Bonds (State Aid Withholding),
3.00%, 12/1/15	100	101
Henry County School District G.O. Unlimited Refunding Bonds (State Aid Withholding),
5.00%, 8/1/19	5,270	6,053
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding Bonds, Series A, Third Indenture (NATL Insured),
5.00%, 7/1/15	4,000	4,001

		36,771

Hawaii - 1.5%
Hawaii State G.O. Unlimited Bonds, Series EH,
5.00%, 8/1/19	3,810	4,376
Hawaii State G.O. Unlimited Refunding Bonds, Series DY,
3.00%, 2/1/16	100	102
4.00%, 2/1/16	100	102
Hawaii State G.O. Unlimited Refunding Bonds, Series EF,
5.00%, 11/1/21	5,000	5,931
Hawaii State G.O. Unlimited Refunding Bonds, Series EJ,
3.00%, 8/1/15	100	100
Honolulu City & County Board of Water Supply System Revenue Bonds, Series A (NATL-RE Insured), Prerefunded,
4.00%, 7/1/16	350	362
Honolulu City & County G.O. Unlimited Bonds, Series A,
5.00%, 4/1/16	130	135
Honolulu City & County G.O. Unlimited Bonds, Series A (AGM Insured), Unrefunded Balance,
5.25%, 7/1/16	50	53
Honolulu City & County G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded,
5.00%, 7/1/15	300	300
Honolulu City & County G.O. Unlimited Bonds, Series A , Prerefunded (AGM Insured), Escrowed to Maturity,
5.25%, 7/1/16	100	105
Honolulu City & County G.O. Unlimited Bonds, Series B (AGM Insured),
5.25%, 7/1/15	240	240
Honolulu City & County G.O. Unlimited Bonds, Series C (NATL-RE Insured), Prerefunded,
5.00%, 7/1/15	175	175
Honolulu City & County G.O. Unlimited Bonds, Series F,
5.00%, 9/1/15	2,000	2,016
Honolulu City & County G.O. Unlimited Refunding Bonds, Series C,
5.00%, 10/1/21	5,000	5,924
Honolulu City & County Wastewater System Revenue Bonds, Junior Series A, Second Bond Resolution (AGM Insured),
5.00%, 7/1/16	650	681

		20,602

Idaho - 0.3%
Canyon County School District #134 Middleton G.O. Unlimited Refunding Bonds (Idaho Sales Tax Guaranty Insured),
5.00%, 9/15/20	1,045	1,216

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8% continued
Idaho - 0.3% continued
Twin Falls County School District No. 411 G.O. Unlimited Refunding Bonds, Series C (Idaho Sales Tax Guaranty Insured),
5.00%, 9/15/17	$1,945	$2,123

		3,339

Illinois - 3.0%
Chicago Metropolitan Water Reclamation District of Greater Chicago Capital Improvement G.O. Limited Tax Bonds,
5.00%, 12/1/15	100	102
Chicago Metropolitan Water Reclamation District of Greater Chicago G.O. Unlimited Refunding Bonds, Series A,
4.00%, 12/1/15	500	508
Cook County Community College District #504 Triton G.O. Unlimited Bonds, Alternative Revenue Source,
5.00%, 6/1/22	1,150	1,355
Cook County Community High School District #228 Bremen G.O. Limited Bonds, Series B,
5.00%, 12/1/17	1,500	1,630
Cook County School District No. 144 Prairie Hills G.O. Limited Bonds, Series A (AGM Insured), Prerefunded,
5.00%, 12/1/20	500	589
DuPage County Community High School District No. 108 G.O. Unlimited Refunding Bonds,
4.00%, 1/1/19	1,000	1,090
Grundy & Will Counties Community Unit School District No. 1 G.O. Unlimited Bonds,
5.88%, 2/1/16	1,120	1,154
Illinois Finance Authority Revenue Bonds, Clean Water Initiative,
5.00%, 7/1/17	1,025	1,112
Illinois State Build Sales TRB,
5.00%, 6/15/16	3,500	3,653
Illinois State Finance Authority Revenue Bonds, Clean Water Initiative,
5.00%, 7/1/19	5,440	6,216
Illinois State Finance Authority Revenue Bonds, Series A-1, Advocate Health Care,
5.00%, 1/15/20	1,295	1,476
Illinois State Toll Highway Authority Revenue Refunding Bonds, Series A,
5.00%, 12/1/19	3,500	4,014
Illinois State Toll Highway Authority Senior Priority Revenue Bonds, Series A (AGM Insured), Prerefunded,
5.00%, 7/1/15	400	400
Illinois State Toll Highway Authority Senior Priority Revenue Bonds, Series A-2 (AGM Insured), Prerefunded,
5.00%, 7/1/16	600	628
Illinois State Toll Highway Authority Senior Revenue Refunding Bonds, Series B,
5.00%, 12/1/17	3,000	3,284
5.00%, 12/1/18	1,000	1,122
Sangamon County Community Unit School District No. 5 G.O. Unlimited Refunding Bonds, Prerefunded (AGM Insured), Escrowed to Maturity,
5.00%, 1/1/16	320	328
Sangamon County School District No. 186 Springfield G.O. Limited Refunding Bonds, Series B (BAM Insured),
4.00%, 2/1/19	1,330	1,440
5.00%, 2/1/21	6,260	7,105
Tinley Park G.O. Unlimited Bonds,
4.00%, 12/1/15	425	431
4.00%, 12/1/17	470	502
Will County Community High School District No210 Lincoln-Way G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 1/1/19	2,000	2,214

		40,353

Indiana - 0.5%
Indiana Finance Authority Water Utility Revenue Bonds, Second Lien, Citizens Energy Group,
2.95%, 10/1/22	1,750	1,785
Indiana State Finance Authority Revenue Bonds, Series B, State Revolving Fund Program,
5.50%, 2/1/16	200	206
Indiana State Municipal Power Agency Revenue Bonds, Series A (BHAC-CR AMBAC Insured), Prerefunded,
5.00%, 1/1/16	500	512
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Series A,
5.00%, 1/1/21	1,490	1,746

TAX-EXEMPT FIXED INCOME FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8% continued
Indiana - 0.5% continued
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Series C (AGM Insured),
4.00%, 2/1/16	$130	$133
South Bend Community School Corp. Revenue Refunding Bonds, First Mortgage, 2002 School Building (NATL Insured State Aid Withholding),
4.50%, 7/15/15	125	125
Sunman Dearborn Intermediate School Building Corp. First Mortgage Revenue Refunding Bonds (State Intercept Program),
3.00%, 7/15/17	900	935
4.00%, 1/15/18	1,335	1,425

		6,867

Iowa - 0.0%
Des Moines Capital Loan Notes G.O. Unlimited Refunding Bonds, Series H,
5.00%, 6/1/16	495	516

Kansas - 0.4%
Butler County Improvement Unified School District No. 490 G.O. Unlimited Bonds, Series B (AGM Insured), Prerefunded,
5.00%, 9/1/15	395	398
Johnson County Internal Improvement G.O. Unlimited Bonds, Series A,
5.00%, 9/1/16	655	690
5.00%, 9/1/21	835	995
Kansas State Department of Transportation Highway Revenue Refunding Bonds, Series A,
5.00%, 9/1/15	1,000	1,008
Wichita G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/1/18	2,230	2,501

		5,592

Kentucky - 0.9%
Kentucky State Economic Development Finance Authority Revenue Bonds, Series B, Catholic Health Initiatives,
2.70%, 11/10/21	1,500	1,484
Kentucky State Property & Buildings Commission Revenue Bonds, Series A, Project No. 95,
5.00%, 8/1/15	5,805	5,829
Kentucky State Turnpike Authority Economic Development Road Revenue Bonds, Series A, Revitalization Projects,
5.00%, 7/1/18	4,500	5,014

		12,327

Louisiana - 0.4%
Caddo Parish Parishwide School District G.O. Unlimited Bonds (CIFG Insured), Prerefunded,
4.00%, 3/1/16	270	277
Louisiana State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/21	2,500	2,919
Louisiana State Gas & Fuels Tax Revenue Refunding Bonds, Series A-1,
5.00%, 5/1/16	150	156
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series E, Subordinate Lien, Baton Rouge Road,
5.00%, 8/1/20	1,535	1,775
St. Tammany Parish Wide School District No. 12 G.O. Unlimited Bonds (NATL-RE Insured), Prerefunded,
4.00%, 3/1/16	350	359

		5,486

Maryland - 7.2%
Anne Arundel County Consolidated General Improvement G.O. Limited Bonds,
5.00%, 4/1/18	2,915	3,237
Anne Arundel County Consolidated Water & Sewer G.O. Limited Refunding Bonds,
4.00%, 4/1/16	250	257
Baltimore Consolidated Public Improvement G.O. Unlimited Refunding Bonds, Series C (NATL Insured),
5.50%, 10/15/15	200	203
Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds,
5.00%, 8/1/19	5,000	5,759
Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 11/1/15	500	508

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8% continued
Maryland - 7.2% continued
Baltimore County Consolidated Public Improvements G.O. Unlimited Refunding Bonds,
5.00%, 8/1/22	$6,410	$7,707
Baltimore County Metropolitan District 77th Issue G.O. Unlimited Bonds,
5.00%, 8/1/23	1,395	1,693
Baltimore County Public Improvement G.O. Unlimited Bonds,
5.00%, 2/1/19	5,000	5,683
Baltimore Wastewater Projects Revenue Bonds, Series C,
5.00%, 7/1/21	1,330	1,569
Baltimore Water Project Revenue Bonds, Series A,
5.00%, 7/1/20	1,000	1,166
Charles County Consolidated Public Improvement G.O. Unlimited Bonds,
5.00%, 7/15/17	1,470	1,599
5.00%, 10/1/20	1,935	2,282
5.00%, 10/1/21	2,035	2,430
Frederick County G.O. Unlimited Refunding Bonds, Series C, Escrowed to Maturity,
4.00%, 12/1/15	50	51
Frederick County G.O. Unlimited Refunding Bonds, Series C, Unrefunded Balance,
4.00%, 12/1/15	6,325	6,427
Frederick County Public Facilities G.O. Unlimited Bonds, Unrefunded Balance,
5.00%, 6/1/16	125	130
Frederick County Public Facilities G.O. Unlimited Refunding Bonds, Escrowed to Maturity,
4.00%, 8/1/20	235	264
Frederick County Public Facilities G.O. Unlimited Refunding Bonds, Unrefunded Balance,
4.00%, 8/1/20	4,985	5,597
Howard County Consolidated Public Improvement G.O. Unlimited Refunding Bonds, Series A,
5.00%, 2/15/19	3,735	4,250
Howard County G.O. Unlimited Refunding Bonds, Series A, Consolidated Public Improvement Project,
5.00%, 8/15/15	150	151
Maryland State & Local Facilities Loan Capital Improvement G.O. Unlimited Bonds, Series A, Prerefunded,
4.00%, 3/1/16	150	154
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series B,
5.00%, 3/15/19	5,000	5,702
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series, Prerefunded,
5.00%, 3/15/17	150	161
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Second Series B,
5.00%, 8/1/16	15,000	15,757
Maryland State & Local Facilities Loan G.O. Unlimited Refunding Bonds, First Series C,
5.00%, 8/1/20	5,000	5,874
Maryland State & Local Facilities Loan G.O. Unlimited Refunding Bonds, Second Series,
4.50%, 8/1/20	3,000	3,446
Maryland State Department of Transportation Consolidated Revenue Bonds,
5.00%, 2/15/16	100	103
5.00%, 2/1/22	10,000	11,895
Maryland State Department of Transportation Consolidated Revenue Bonds, Second Issue,
4.00%, 9/1/15	200	201
Maryland State G.O. Unlimited Refunding Bonds, Series 2-C,
5.00%, 8/1/21	1,350	1,607
Montgomery County Consolidated Public Improvement G.O. Unlimited Refunding Bonds, Series A,
5.00%, 11/1/15	150	152
Montgomery County Public Improvement G.O. Unlimited Bonds, Series A,
4.00%, 11/1/15	100	101
University System of Maryland Auxiliary Facility & Tuition Revenue Bonds, Series A,
5.00%, 4/1/16	150	155
University System of Maryland Auxiliary Facility & Tuition Revenue Bonds, Series D,
4.00%, 4/1/16	150	154

		96,425

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8% continued
Massachusetts - 1.2%
Falmouth G.O. Limited Bonds, Series A,
3.00%, 7/15/16	$1,210	$1,244
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series A,
5.00%, 8/1/16	310	326
5.00%, 4/1/19	3,500	3,989
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series C,
4.00%, 12/1/15	200	203
5.00%, 12/1/15	200	204
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series C (FGIC-TCRS Insured), Partially Escrowed to Maturity,
5.50%, 11/1/15	445	453
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series C (G.O. of Commonwealth Insured),
5.50%, 11/1/15	200	204
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series C, Prerefunded,
5.00%, 9/1/15	1,300	1,311
5.00%, 9/1/15	100	101
Massachusetts State G.O. Limited Refunding Bonds, Series B,
5.00%, 8/1/18	4,200	4,705
5.00%, 8/1/19	1,000	1,150
Massachusetts State G.O. Unlimited Refunding Bonds, Series B,
4.00%, 12/1/15	400	406
Massachusetts State School Building Authority Sales TRB, Senior Series B,
5.00%, 10/15/15	1,000	1,014
Massachusetts State School Building Authority Sales TRB, Series A (AGM Insured), Prerefunded,
5.00%, 8/15/15	395	397
Massachusetts State Water Pollution Abatement Trust Revenue Refunding Bonds, Pool Program,
5.00%, 8/1/16	540	567

		16,274

Michigan - 1.4%
Eaton Rapids Public Schools G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/20	800	915
Kentwood Public Schools G.O. Unlimited Refunding Bonds,
4.00%, 5/1/18	2,340	2,520
Marshall Public School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
4.00%, 5/1/16	535	550
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A,
5.00%, 10/15/17	1,100	1,198
Michigan State Building Authority Revenue Refunding Bonds, Series I, Facilities Program,
5.00%, 10/15/15	150	152
Michigan State Finance Authority Clean Water Revolving Fund Revenue Refunding Bonds,
5.00%, 10/1/20	2,805	3,291
Michigan State Finance Authority Revenue Refunding Bonds, State Revolving Fund,
5.00%, 10/1/19	2,755	3,179
Michigan State Finance Authority Unemployment Obligation Assessment Revenue Refunding Bonds, Series B,
5.00%, 7/1/22	1,850	1,936
Michigan State Municipal Bond Authority Clean Water Revolving Fund Revenue Bonds,
5.00%, 10/1/19	1,635	1,886
Thornapple Kellogg School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/19	325	366
Utica Community School Building & Site G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/19	1,340	1,510
Warren Consolidated School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
4.00%, 5/1/16	350	360
Western Michigan University General Revenue Refunding Bonds,
3.00%, 11/15/15	500	505
5.00%, 11/15/19	850	973

		19,341

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8% continued
Minnesota - 3.5%
Buffalo Independent School District No. 877 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program Insured),
3.00%, 2/1/17	$825	$855
Edina Independent School Building District No. 273 G.O. Unlimited Refunding Bonds, Series B (School District Credit Program Insured),
5.00%, 2/1/18	4,310	4,765
Hastings Independent School District No. 200 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program),
5.00%, 2/1/21	1,550	1,813
Hennepin County G.O. Unlimited Bonds, Series E, Capital Notes,
4.00%, 12/1/15	100	102
Hennepin County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 12/1/21	3,000	3,592
Minneapolis Improvement G.O. Unlimited Bonds,
4.00%, 12/1/15	100	102
Minnesota State Public Facilities Authority Drinking Water Revenue Bonds, Series A,
5.00%, 3/1/16	250	258
Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B,
5.00%, 10/1/21	2,030	2,422
Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series D,
5.00%, 8/1/15	500	502
Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series F,
4.00%, 8/1/15	10,000	10,033
5.00%, 10/1/19	10,075	11,642
Olmsted County G.O. Unlimited Bonds, Series A,
2/1/21(1)	1,545	1,735
Park Rapids Independent School District No. 309 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program),
5.00%, 2/1/17	1,385	1,479
5.00%, 2/1/20	1,410	1,626
Rochester Independent School Building District #535 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program),
5.00%, 2/1/16	120	123
Rochester Wastewater G.O. Unlimited Refunding Bonds, Series A,
5.00%, 2/1/19	1,810	2,053
St. Paul Metropolitan Area Council Minneapolis Wastewater G.O. Unlimited Refunding Bonds, Series E,
5.00%, 9/1/21	3,350	3,996

		47,098

Missouri - 1.2%
Columbia School District G.O. Unlimited Refunding Bonds,
5.00%, 3/1/26	3,025	3,616
Hazelwood School District G.O. Unlimited Refunding Bonds (State Aid Direct Deposit Program),
2.00%, 3/1/16	300	304
Jackson County Reorganized School District #7 Lees Summit G.O. Unlimited Refunding Bonds,
3.00%, 3/1/18	1,365	1,438
Jackson County Special Obligation Revenue Refunding Bonds, Truman Sports Complex Project (State Appropriation City Appropriation Insured),
5.00%, 12/1/21	5,000	5,903
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds, Series A, Latan 2 Project (AMBAC Insured), Prerefunded,
5.00%, 1/1/16	250	256
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series A, State Revolving Funds,
5.00%, 1/1/16	350	358
Missouri State Highway & Transportation Commission Road Revenue Refunding Bonds, Series C, Senior Lien,
5.00%, 2/1/16	150	154
Springfield Public Utility Revenue Refunding Bonds,
5.00%, 8/1/21	3,000	3,537

		15,566

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8% continued
Nebraska - 0.2%
Lincoln Electric System Revenue Refunding Bonds,
4.00%, 9/1/15	$100	$101
Nebraska State Public Power District General Revenue Bonds, Series C,
5.00%, 1/1/16	600	614
Nebraska State Public Power District General Revenue Refunding Bonds, Series A,
3.00%, 1/1/16	150	152
Omaha Public Power District Electric System Revenue Refunding Bonds, Series B,
5.00%, 2/1/19	2,000	2,272

		3,139

Nevada - 1.3%
Clark County School District G.O. Limited Bonds, Series C (AGM Insured), Prerefunded,
5.00%, 12/15/15	7,380	7,539
Las Vegas Valley Water District G.O. Limited Refunding Bonds, Series C,
5.00%, 9/15/21	3,260	3,854
Nevada Special Revenue Bonds, Unemployment Compensation Fund,
5.00%, 6/1/16	435	453
Nevada State Capital Improvement G.O. Limited Bonds, Series E (AGM Insured),
5.00%, 3/1/16	100	103
Nevada State G.O. Limited Bonds, Series A,
5.00%, 8/1/21	2,585	3,051
Nevada State Highway Improvement Motor Vehicle Fuel TRB,
5.00%, 12/1/15	235	240
Nevada State University System G.O. Limited Refunding Bonds, Series G (NATL-RE Insured),
5.00%, 8/1/15	250	251
Washoe County School District G.O. Limited Tax Refunding Bonds, Series A,
4.00%, 6/1/19	1,825	2,005

		17,496

New Hampshire - 0.2%
New Hampshire State Municipal Bond Bank Revenue Refunding Bonds, Series A,
5.00%, 8/15/16	265	279
Portsmouth Capital Improvement Loan G.O. Unlimited Bonds,
5.00%, 6/1/21	1,590	1,884

		2,163

New Jersey - 2.8%
Elizabeth G.O. Unlimited Bonds,
2.00%, 4/1/17	1,620	1,648
Gloucester County G.O. Unlimited Bonds,
2.00%, 9/15/15	100	100
Hudson County G.O. Unlimited Bonds, Prerefunded,
4.25%, 9/1/16	200	209
Long Branch General Improvement G.O. Unlimited Bonds (NATL-RE Insured), Prerefunded,
4.13%, 1/15/16	200	204
Monmouth County G.O. Unlimited Bonds,
4.00%, 1/15/19	3,515	3,858
Monmouth County Improvement Authority Lease Revenue Bonds, Capital Equipment Pooled Project,
4.00%, 10/1/15	150	151
New Jersey Environmental Infrastructure Trust Revenue Bonds,
5.00%, 9/1/20	2,280	2,684
New Jersey Environmental Infrastructure Trust Revenue Bonds, Series A, Unrefunded Balance,
5.00%, 9/1/15	120	121
New Jersey State Building Authority Revenue Bonds, Series A, Prerefunded,
5.00%, 6/15/16	500	523
New Jersey State Economic Development Authority Revenue Refunding Bonds, Series GG, School Facilities (State Appropriation Insured), Escrowed to Maturity,
5.00%, 9/1/15	5,000	5,040
New Jersey State Economic Development Authority School Facilities Construction Revenue Refunding Bonds, Series EE,
5.00%, 9/1/18	10,600	11,407
New Jersey State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/15	3,200	3,212
Ocean County G.O. Unlimited Refunding Bonds (NATL-RE Insured),
5.00%, 11/1/15	100	102

NORTHERN FUNDS QUARTERLY REPORT    11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8% continued
New Jersey - 2.8% continued
Union County G.O. Unlimited Bonds, Prerefunded, Escrowed to Maturity,
3.00%, 3/1/19	$80	$85
Union County G.O. Unlimited Bonds, Series B, Prerefunded, Escrowed to Maturity,
3.00%, 3/1/20	55	59
Union County G.O. Unlimited Bonds, Series B, Unrefunded Balance,
3.00%, 3/1/20	2,932	3,121
Union County G.O. Unlimited Bonds, Unrefunded Balance,
3.00%, 3/1/19	4,235	4,493
Union County Vocational Technology School G.O. Unlimited Bonds (School Board Resource Fund Insured),
3.00%, 3/1/18	460	484

		37,501

New Mexico - 2.0%
Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Revenue Refunding Bonds, Series B,
5.00%, 7/1/21	1,675	1,991
Albuquerque G.O. Unlimited Bonds, Series A,
3.00%, 7/1/15	1,590	1,590
Albuquerque General Purpose G.O. Unlimited Bonds, Series A,
4.00%, 7/1/17	5,050	5,383
New Mexico State Finance Authority Transportation Revenue Refunding Bonds, Series A-2, Subordinate Lien,
5.00%, 12/15/15	400	409
New Mexico State Severance Tax Permanent Fund Revenue Bonds, Series A,
5.00%, 7/1/16	350	366
New Mexico State Severance Tax Revenue Refunding Bonds, Series D,
5.00%, 7/1/17	10,000	10,858
New Mexico State University Improvement Refunding Revenue Bonds, Series B,
5.00%, 4/1/18	2,615	2,898
New Mexico State University Revenue Refunding & Improvement Bonds, Series B,
5.00%, 4/1/19	2,710	3,083

		26,578

New York - 5.3%
Camden Central School District G.O. Unlimited Bonds (AGM Insured State Aid Withholding),
4.25%, 3/15/26	645	663
Erie County Fiscal Stability Authority Sales Tax Revenue Refunding Bonds, Series B, State Aid Secured,
4.00%, 1/15/16	125	127
Long Beach City School District G.O. Unlimited Bonds (State Aid Withholding),
3.00%, 5/1/18	4,015	4,236
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B (NATL-RE Insured), Prerefunded,
5.00%, 11/15/16	200	212
Metropolitan Transportation Authority Revenue Bonds, Series B-1,
5.00%, 11/15/15	135	137
Metropolitan Transportation Authority Revenue Bonds, Series G,
5.00%, 11/15/17	2,235	2,450
Metropolitan Transportation Authority Revenue Bonds, Subseries A-1,
5.00%, 11/15/18	3,540	3,980
Monroe County Industrial Development Agency School Facilities Revenue Bonds, Rochester Schools Modernization (State Aid Withholding),
5.00%, 5/1/17	705	760
5.00%, 5/1/18	1,000	1,109
New York City G.O. Unlimited Bonds, Series G,
5.00%, 8/1/15	350	351
5.00%, 8/1/19	5,000	5,689
New York City G.O. Unlimited Bonds, Subseries G-1,
5.00%, 4/1/21	1,475	1,727
New York City G.O. Unlimited Bonds, Series H-1,
5.00%, 3/1/16	5,000	5,156
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series A, Prerefunded, Escrowed to Maturity,
5.00%, 11/1/15	3,935	3,998

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8% continued
New York - 5.3% continued
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series A, Unrefunded Balance,
5.00%, 11/1/15	$1,065	$1,082
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries B, Prerefunded, Escrowed to Maturity,
5.00%, 11/1/15	120	122
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries B, Unrefunded Balance,
5.00%, 11/1/15	660	671
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E,
5.00%, 11/1/15	490	498
New York City Transitional Finance Authority Subordinated Future Tax Secured Revenue Bonds, Series B, Prerefunded, Escrowed to Maturity,
5.00%, 11/1/15	5,200	5,283
New York City Transitional Finance Authority Subordinated Future Tax Secured Revenue Bonds, Series B, Unrefunded Balance, Partially Escrowed to Maturity,
5.00%, 11/1/15	3,400	3,456
New York Fiscal 2008 G.O. Unlimited Bonds, Series A-1,
5.00%, 8/1/15	170	171
New York G.O. Unlimited Bonds, Series C,
5.00%, 1/1/16	390	399
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, School Districts Financing Program (AGM Insured State Aid Withholding),
4.50%, 10/1/15	355	359
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C, School Districts Financing Program (Assured Guaranty Insured State Aid Withholding),
5.00%, 10/1/16	1,905	2,013
5.00%, 10/1/17	2,880	3,148
New York State Dormitory Authority Personal Income Tax General Purpose Revenue Bonds, Series A,
5.00%, 2/15/21	4,650	5,462
New York State Dormitory Authority Personal Income Tax General Purpose Revenue Bonds, Series E, Unrefunded Balance,
5.00%, 2/15/16	250	257
New York State Dormitory Authority Personal Income TRB, Series B,
5.00%, 3/15/16	400	413
New York State Dormitory Authority Sales TRB, Series A,
5.00%, 3/15/16	125	129
New York State Dormitory Authority State Supported Debt Revenue Bonds, Series 2014, Mental Health Service, Unrefunded Balance (State Appropriation Insured),
5.00%, 8/15/15	300	302
New York State Dormitory Authority Supported Debt Revenue Bonds, Series A, City University Consolidated 5th General,
4.00%, 7/1/15	175	175
New York State Dormitory Authority Supported Debt Revenue Bonds, Series A, City University System Consolidated 5th General (NATL Insured),
5.00%, 7/1/15	200	200
New York State Dormitory Education Authority Personal Income TRB, Series A,
5.00%, 3/15/16	1,265	1,308
New York State Education Dormitory Authority Personal Income TRB, Series A,
5.00%, 3/15/16	200	207
New York State G.O. Unlimited Bonds, Series A (NATL Insured),
5.00%, 3/15/16	125	129
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series A, Subordinated Lien,
5.00%, 4/1/16	100	104
New York State Thruway Authority Second Generation Highway & Bridge Trust Fund Revenue Bonds, Series A,
4.00%, 4/1/16	270	277
New York State Thruway Transportation Authority Personal Income TRB, Series A,
5.00%, 3/15/16	225	233

NORTHERN FUNDS QUARTERLY REPORT    13    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8% continued
New York - 5.3% continued
New York State Transportation Thruway Authority Personal Income TRB, Series A,
4.00%, 3/15/16	$150	$154
New York State University Dormitory Facilities Authority Supported Debt Revenue Bonds, Series A,
4.00%, 7/1/15	145	145
New York State Urban Development Corp. Personal Income TRB,
5.00%, 12/15/15	440	450
New York State Urban Development Corp. Personal Income TRB, Series A1,
4.00%, 12/15/15	500	509
New York State Urban Development Corp. Personal Income TRB, Series B,
5.00%, 3/15/16	180	186
New York State Urban Development Corp. Personal Income TRB, Series D,
5.00%, 3/15/20	2,850	3,308
New York State Urban Development Corp. Personal Income TRB, Series E,
5.00%, 3/15/21	4,750	5,587
New York State Urban Development Corp. Revenue Refunding Bonds, Series D,
5.00%, 1/1/16	3,000	3,073
Onondaga County G.O. Limited Refunding Bonds,
2.00%, 3/15/16	265	268

		70,673

North Carolina - 2.2%
Forsyth County G.O. Unlimited Bonds,
5.00%, 5/1/20	890	1,040
Mecklenburg County G.O. Unlimited Refunding Bonds, Series C,
3.00%, 12/1/15	3,000	3,036
5.00%, 3/1/16	10,000	10,318
New Hanover County Community College G.O. Unlimited Bonds, Series A,
5.00%, 6/1/17	1,500	1,625
North Carolina State G.O. Unlimited Refunding Bonds, Series C,
4.00%, 5/1/20	6,535	7,333
North Carolina State Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 5/1/16	150	156
Union County G.O. Unlimited Refunding Bonds, Series C,
4.00%, 3/1/16	150	154
Wake County School G.O. Unlimited Bonds, Series A,
5.00%, 2/1/18	5,100	5,638

		29,300

Ohio - 3.1%
Columbus G.O. Unlimited Refunding Bonds, Series 1,
5.00%, 7/1/19	5,000	5,747
Columbus Various Purpose G.O. Unlimited Bonds, Series A,
5.00%, 8/15/19	2,000	2,306
Cuyahoga County Sales Tax Revenue Refunding Bonds,
5.00%, 12/1/21	1,115	1,326
Gallia County Local School Improvement District G.O. Unlimited Refunding Bonds (School District Credit Program Insured),
5.00%, 11/1/20	750	874
Hamilton City School District Various Purpose G.O. Unlimited Refunding Bonds (School District Credit Program),
5.00%, 12/1/20	1,770	2,059
Hamilton County Metropolitan Sewer District System Revenue Improvement Bonds, Series A (NATL-RE Insured), Prerefunded,
5.00%, 12/1/16	225	239
Hamilton County Sewer System Revenue Refunding Bonds, Series A,
5.00%, 12/1/17	1,150	1,263
Miami University Revenue Refunding Bonds,
4.00%, 9/1/15	540	543
Montgomery County Various Purpose G.O. Limited Refunding Bonds,
2.00%, 12/1/15	275	277
Ohio State Building Authority Revenue Bonds, Series C,
5.00%, 10/1/15	200	202
Ohio State Common Schools G.O. Unlimited Bonds, Series B,
5.00%, 6/15/19	5,000	5,734
Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series A,
5.00%, 9/15/15	6,000	6,061

TAX-EXEMPT FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8% continued
Ohio - 3.1% continued
Ohio State Department of Administrative Knowledge System Services COPS, Series A,
5.00%, 9/1/15	$11,950	$12,048
Ohio State Fresh Water Development Authority Revenue Bonds, Series A,
5.00%, 6/1/19	2,000	2,291
Ohio State G.O. Unlimited Bonds, Series D,
5.00%, 9/15/15	100	101
Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series A,
5.00%, 2/1/16	350	360
Ohio State Highway Capital Improvements G.O. Unlimited Bonds, Series Q,
5.00%, 5/1/16	200	208

		41,639

Oklahoma - 0.2%
Edmond Public Works Authority Sales Tax & Utility System Revenue Refunding Bonds,
3.00%, 7/1/15	1,850	1,850
Oklahoma City Water & Sewer Utilities Trust Revenue Refunding Bonds, Series B,
3.50%, 7/1/15	200	200
Tulsa County Independent School District #1 Tulsa Combined Purpose G.O. Unlimited Bonds,
2.00%, 9/1/15	100	101

		2,151

Oregon - 1.8%
Klamath Falls City Schools G.O. Unlimited Bonds, Series A (School Board Guaranty Program),
5.00%, 6/15/21	1,925	2,259
Oregon State Board Higher Education G.O. Unlimited Bonds, Series A,
5.00%, 8/1/17	2,380	2,591
Oregon State Department of Administrative Services Lottery Revenue Refunding Bonds, Series C,
5.00%, 4/1/22	2,000	2,377
Oregon State Department of Transportation Highway User TRB, Series A, Senior Lien,
5.00%, 11/15/15	150	153
Oregon State G.O. Unlimited Bonds, Series E, Oregon University System Project,
4.00%, 8/1/15	100	100
Oregon State G.O. Unlimited Bonds, Series L,
5.00%, 11/1/20	1,740	2,051
5.00%, 11/1/21	905	1,079
Oregon State University System G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/20	2,020	2,370
Portland G.O. Unlimited Bonds, Series A, Public Safety Project,
5.00%, 6/15/22	1,165	1,394
Tri-County Metropolitan Transportation District Payroll Tax & Grant Receipt Revenue Bonds,
4.00%, 11/1/17	5,000	5,147
Tualatin Hills Park & Recreation District G.O. Unlimited Refunding Bonds,
5.00%, 6/1/20	1,665	1,944
Washington County Clean Water Services Sewer Revenue Bonds, Series A, Senior Lien,
4.00%, 10/1/15	2,435	2,458

		23,923

Pennsylvania - 2.7%
Delaware County Authority Villanova University Revenue Bonds (AMBAC Insured), Prerefunded,
5.00%, 8/1/16	250	262
Erie Water Authority Revenue Bonds (AGM Insured), Prerefunded,
4.65%, 6/15/16	200	208
Hempfield School District Lancaster County G.O. Unlimited Bonds, Series A (State Aid Withholding),
3.00%, 10/15/18	300	316
Pennsylvania State G.O. Unlimited Bonds,
5.00%, 3/15/23	8,425	9,826
Pennsylvania State G.O. Unlimited Bonds, Second Series,
5.00%, 10/15/15	3,575	3,626
Pennsylvania State G.O. Unlimited Refunding Bonds, Second Series,
5.00%, 7/1/15	15,000	15,002

NORTHERN FUNDS QUARTERLY REPORT    15    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8% continued
Pennsylvania - 2.7% continued
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series A, University of Pennsylvania, Escrowed to Maturity,
5.00%, 9/1/17	$5,000	$5,439
Pennsylvania State Third G.O. Unlimited Refunding Bonds (NATL-RE Insured),
5.38%, 7/1/16	220	231
Philadelphia Water & Wastewater Revenue Bonds, Series A,
4.00%, 1/1/17	500	525
Pittsburgh School District G.O. Unlimited Bonds, Series B (AMBAC Insured State Aid Withholding), Prerefunded,
4.13%, 9/1/16	500	521

		35,956

South Carolina - 1.5%
Beaufort County G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 3/1/16	250	258
Charleston Educational Excellence Finance Corp. Revenue Bonds, Charleston County School District, Prerefunded,
5.25%, 12/1/15	150	153
Clover School District No. 2 G.O. Unlimited Bonds, Series A (AGM SCSDE Insured),
5.00%, 3/1/16	120	124
Clover School District No. 2 G.O. Unlimited Refunding Bonds, (SCSDE Insured),
5.00%, 3/1/22	1,820	2,155
Florence School District #1 G.O. Unlimited Bonds (SCSDE Insured),
3.00%, 3/1/16	105	107
Horry County School District G.O. Unlimited Refunding Bonds (SCSDE Insured),
5.00%, 3/1/18	5,705	6,317
Laurens County School District No. 56 G.O. Unlimited Bonds (Assured Guaranty SCSDE Insured),
5.10%, 3/1/16	200	206
Lexington County School District No. 1 G.O. Unlimited Bonds, Series C (SCSDE Insured),
5.00%, 2/1/16	325	334
Lexington County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (SCSDE Insured),
5.00%, 3/1/19	2,120	2,408
Richland County School District No. 1 G.O. Unlimited Refunding Bonds, Series C (SCSDE Insured),
5.00%, 3/1/21	2,000	2,350
South Carolina State Capital Improvements G.O. Unlimited Bonds,
5.00%, 3/1/16	100	103
South Carolina State Economic Development G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 10/1/15	300	304
Spartanburg County School District No. 1 G.O. Unlimited Refunding Bonds, Series D (SCSDE Insured),
5.00%, 3/1/20	2,040	2,362
5.00%, 3/1/21	2,300	2,694

		19,875

Tennessee - 0.9%
Chattanooga G.O. Unlimited Refunding Bonds, Series B,
2.75%, 2/1/16	100	101
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Series B, Vanderbilt University (G.O. of University Insured),
5.25%, 10/1/15	5,000	5,065
Metropolitan Government of Nashville & Davidson County Electric System Revenue Refunding Bonds, Series A,
5.00%, 5/15/22	2,505	2,978
Tennessee State School Bond Authority Revenue Refunding Bonds (State Intercept Program), Higher Educational Facilities Second Program,
5.00%, 11/1/21	2,125	2,522
Williamson County District School G.O. Unlimited Bonds, Series A,
5.00%, 4/1/20	1,000	1,165
Williamson County G.O. Unlimited Bonds, School & Public Improvement, Prerefunded,
4.38%, 4/1/16	225	232

		12,063

TAX-EXEMPT FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8% continued
Texas - 8.6%
Alamo Community College District G.O. Limited Bonds, Maintenance Tax Notes,
4.00%, 2/15/16	$125	$128
Alief Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.),
3.00%, 2/15/16	120	122
Alvin Independent Schoolhouse District G.O. Unlimited Bonds, Series B, (PSF-Gtd.),
3.00%, 8/14/17	5,000	5,199
Angleton Independent School Building District G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 2/15/16	300	309
Arlington Independent School Building District G.O. Unlimited Bonds, Series A (PSF-Gtd.),
3.00%, 2/15/16	100	102
Arlington Independent School District Building G.O. Unlimited Bonds, Series A (PSF-Gtd.),
3.00%, 2/15/16	200	203
Arlington Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/16	150	155
Austin Public Property Finance Contractual G.O. Limited Bonds,
5.00%, 9/1/15	165	166
Brownsville G.O. Limited Refunding Bonds,
4.00%, 2/15/18	150	161
Brownsville Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 2/15/16	140	144
Brownsville Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), Prerefunded,
5.00%, 8/15/15	200	201
Carrollton-Farmers Branch Independent School District Building G.O. Unlimited Refunding Bonds (PSF-Gtd.),
4.00%, 2/15/16	2,000	2,047
Colony G.O. Limited Bonds, Certificates of Obligation (AMBAC Insured), Prerefunded,
5.00%, 8/15/15	250	252
Comal Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.),
4.00%, 2/1/16	200	204
Conroe Independent School District Building G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.),
4.00%, 2/15/16	150	154
Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series 2005-2 (PSF-Gtd.),
3.13%, 2/15/17	7,140	7,428
Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series B-2 (PSF-Gtd.),
3.00%, 8/15/17	1,750	1,822
Cypress-Fairbanks Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.),
5.00%, 2/15/16	100	103
Cypress-Fairbanks Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
3.25%, 2/15/17	7,000	7,296
Dallas G.O. Limited Bonds,
5.00%, 2/15/16	245	252
Dallas G.O. Limited Refunding Bonds,
5.00%, 2/15/21	5,000	5,869
Dallas Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
4.00%, 2/15/16	150	154
Dallas Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF-Gtd.),
5.50%, 2/15/17	10,000	10,787
Dallas Waterworks & Sewer System Revenue Refunding Bonds,
5.00%, 10/1/15	525	531
Dallas Waterworks & Sewer System Revenue Refunding Bonds, Series A,
5.00%, 10/1/22	1,125	1,344
Denton County Permanent Improvement G.O. Limited Refunding Bonds (NATL-RE Insured), Prerefunded,
4.50%, 7/15/15	200	200
Eagle Mountain & Saginaw Independent School Building District G.O. Unlimited Bonds (PSF-Gtd.),
2.00%, 8/1/19	2,500	2,541

NORTHERN FUNDS QUARTERLY REPORT    17    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8% continued
Texas - 8.6% continued
El Paso County Hospital District G.O. Limited Certificates (AMBAC Insured), Prerefunded,
5.00%, 8/15/15	$1,000	$1,006
Fort Worth Water & Sewer Revenue Refunding Bonds,
5.00%, 2/15/17	1,120	1,199
Frisco G.O. Limited Bonds, Series A, Certificates of Obligation (AGM Insured),
3.63%, 2/15/16	100	102
Frisco Independent School District G.O. Unlimited Bonds (PSF-Gtd.),
5.25%, 8/15/15	210	211
Galveston County Pass Thru Toll G.O. Limited Refunding Bonds,
4.00%, 2/1/16	165	169
Garland G.O. Limited Refunding Bonds, Series A,
5.00%, 2/15/16	300	309
Goose Creek Consolidated Independent School District Schoolhouse G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 2/15/16	500	515
Harris County Flood Control District G.O. Limited Refunding Contract Bonds, Series A,
5.00%, 10/1/15	410	415
Harris County Permanent Improvement G.O. Limited Refunding Bonds, Series B,
4.00%, 10/1/15	100	101
5.00%, 10/1/15	600	607
Harris County Permanent Improvement G.O. Limited Refunding Bonds, Series C, Unrefunded Balance,
5.25%, 10/1/15	105	106
Harris County Toll Road G.O. Unlimited Refunding Bonds, Series A, Subordinate Lien,
4.00%, 8/15/15	100	101
Harris County Toll Road Revenue Bonds, Series A, Senior Lien,
4.00%, 8/15/16	250	260
Houston Independent Schoolhouse District G.O. Limited Tax Bonds, Series A-1,
5.00%, 2/15/16	175	180
Houston Public Improvement G.O. Limited Refunding Bonds, Series A,
5.00%, 3/1/17	5,000	5,362
5.00%, 3/1/21	4,045	4,742
Houston Public Improvement G.O. Limited Refunding Bonds, Series D (AGM Insured), Prerefunded,
5.00%, 3/1/16	2,110	2,176
Houston Utility System Combined Revenue Refunding Bonds, Series A, First Lien (Assured Guaranty Insured),
3.50%, 11/15/15	500	506
Houston Utility System Combined Revenue Refunding Bonds, Series D, First Lien,
5.00%, 11/15/15	10,345	10,532
Huntsville Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/16	2,830	2,914
Judson Independent School Building District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/1/16	120	123
Katy Independent School District G.O. Limited Bonds, Series B (PSF-Gtd.),
5.00%, 2/15/16	100	103
Katy Independent School District G.O. Limited Tax Refunding Bonds, Series B (PSF-Gtd.),
4.00%, 2/15/16	250	256
Klein Independent School District G.O. Unlimited Bonds (PSF-Gtd.),
5.50%, 8/1/15	295	296
Klein Independent Schoolhouse District G.O. Unlimited Bonds (PSF-Gtd.),
4.00%, 2/1/16	275	281
La Joya Independent School District G.O. Unlimited Bonds (PSF-Gtd.), Prerefunded,
5.00%, 2/15/16	250	257
Laredo Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 8/1/15	150	151
Laredo Waterworks Sewer System Revenue Bonds,
3.00%, 3/1/16	360	366
Lubbock Waterworks System G.O. Limited Bonds, Certificates of Obligation (AGM Insured),
5.00%, 2/15/16	1,225	1,261
Lufkin Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
3.00%, 8/15/16	225	232

TAX-EXEMPT FIXED INCOME FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8% continued
Texas - 8.6% continued
Mansfield Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.), Prerefunded,
5.00%, 2/15/16	$250	$257
Midland G.O. Limited Bonds, Certificates of Obligation,
3.00%, 3/1/16	245	250
Northeast Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 8/1/15	150	151
Northside Independent School Building District G.O. Unlimited Bonds (PSF-Gtd.),
8/15/16(1)	5,565	5,669
2.13%, 8/1/20	2,400	2,401
Northside Independent School District Building G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 8/15/18	650	706
Northside Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/16	150	155
Northwest Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/16	200	206
Richardson G.O. Limited Refunding Bonds,
4.00%, 2/15/18	1,000	1,079
Round Rock Independent School Building District G.O. Unlimited Bonds, Series A,
3.50%, 8/1/15	100	100
San Antonio General Improvement G.O. Limited Refunding Bonds,
4.00%, 2/1/16	150	153
Spring Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.),
4.00%, 2/15/16	200	205
Spring Independent Schoolhouse District G.O. Unlimited Refunding Bonds, Series 2008A (PSF-Gtd.),
5.00%, 8/15/15	310	312
Tarrant County G.O. Limited Tax Bonds,
5.00%, 7/15/15	250	251
Texas State Highway Improvement G.O. Unlimited Bonds, Series B,
4.00%, 4/1/16	150	154
Texas State PFA G.O. Unlimited Bonds,
5.00%, 10/1/15	215	218
Texas State PFA G.O. Unlimited Refunding Bonds, Series A,
5.00%, 10/1/15	7,000	7,086
5.00%, 10/1/18	3,620	4,081
Texas State PFA G.O. Unlimited Refunding Bonds,
5.00%, 10/1/15	350	354
Texas State PFA Unemployment Compensation Revenue Bonds, Series A, Prerefunded,
5.00%, 1/1/16	250	256
Texas State Transportation Commission State Highway Fund Revenue Bonds, First Tier,
4.13%, 4/1/16	125	129
5.00%, 4/1/16	250	259
Texas State Transportation Commission State Highway Fund Revenue Bonds, Series A, First Tier,
4.50%, 4/1/16	100	103
Texas State Transportation Commission State Highway Fund Revenue Bonds, Series A, First Tier, Prerefunded,
4.75%, 4/1/16	250	258
5.00%, 4/1/16	100	104
Tomball Independent School Building District Variable G.O. Unlimited Bonds, Series B-3 (PSF-Gtd.),
2.00%, 8/15/16	7,250	7,371
Travis County Road G.O. Unlimited Bonds,
4.00%, 3/1/16	100	102
Trinity River Authority Revenue Refunding & Improvement Bonds, Tarrant County Water Project (NATL-RE Insured),
5.00%, 2/1/16	165	166
University of Texas Financing System Revenue Bonds, Series D,
5.00%, 8/15/15	100	101
Ysleta Independent School District G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 8/15/15	150	151

		115,501

Utah - 1.9%
Box Elder County School District G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 7/15/23	1,000	1,202

NORTHERN FUNDS QUARTERLY REPORT    19    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8% continued
Utah - 1.9% continued
Davis County School District G.O. Unlimited Refunding Bonds, Series C (School Board Guaranty Program),
5.00%, 6/1/18	$7,540	$8,406
Jordan Valley Water Conservancy District Revenue Refunding Bonds, Series A,
5.00%, 10/1/27	300	338
5.00%, 10/1/28	200	226
Salt Lake City Sales & Excise TRB, Series A,
1.50%, 10/1/15	250	251
Salt Lake County Sales TRB, Prerefunded,
5.00%, 8/1/15	2,140	2,149
Tooele County School District G.O. Unlimited Refunding Bonds, Series B (School Board Guaranty Program),
5.00%, 6/1/19	1,675	1,918
Utah State Board of Regents Student Loan Revenue Bonds, Series EE-2 (Guaranteed Student Loans),
4.00%, 11/1/15	100	101
Utah State G.O. Unlimited Bonds, Series A,
5.00%, 7/1/15	10,160	10,162

		24,753

Virginia - 8.9%
Arlington County G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 2/15/18	255	282
5.00%, 2/15/19	3,305	3,761
Arlington County G.O. Unlimited Refunding Bonds, Series D,
4.00%, 8/1/15	3,235	3,246
Chesapeake G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/1/15	1,605	1,638
Fairfax County Economic Development Authority Lease Revenue Refunding Bonds, Joint Public Uses Complex Project,
5.00%, 5/15/20	6,620	7,692
5.00%, 5/15/21	6,945	8,165
Fairfax County Public Improvement G.O. Unlimited Refunding Bonds, Series C (State Aid Withholding),
5.00%, 10/1/15	10,235	10,360
Loudoun County G.O. Unlimited Bonds, Series B,
3.00%, 11/1/15	500	505
5.00%, 11/1/17	10,000	10,976
Loudoun County Public Improvement G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding),
4.00%, 12/1/17	3,010	3,240
Lynchburg Public Improvement G.O. Unlimited Refunding Bonds (State Aid Withholding),
5.00%, 6/1/18	2,990	3,336
Norfolk G.O. Unlimited Refunding Bonds, Series C (State Aid Withholding),
5.00%, 8/1/22	4,100	4,892
Portsmouth Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding),
4.00%, 1/15/16	345	352
Richmond Public Utility Revenue Refunding Bonds (AGM Insured),
5.00%, 1/15/16	100	103
Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects,
5.00%, 5/15/18	3,465	3,864
Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects (State Appropriation Insured),
5.00%, 5/15/17	2,725	2,946
Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects,
5.00%, 5/15/20	8,170	9,535
Virginia State Public Building Authority Facilities Revenue Refunding Bonds, Series D,
4.00%, 8/1/15	115	115
5.00%, 8/1/15	150	151
Virginia State Public Building Authority Public Facilities Revenue Bonds, Series A,
5.00%, 8/1/22	4,005	4,767
Virginia State Public School Authority Financing Revenue Bonds, Series C (State Aid Withholding),
5.00%, 8/1/21	1,260	1,491
Virginia State Public School Authority Revenue Bonds, School Financing (State Aid Withholding),
5.00%, 8/1/23	10,000	12,039

TAX-EXEMPT FIXED INCOME FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8% continued
Virginia - 8.9% continued
Virginia State Public School Authority Revenue Bonds, Series B-1, School Financing 1997 (State Aid Withholding),
5.00%, 8/1/16	$1,000	$1,050
Virginia State Public School Financing Authority Revenue Refunding Bonds, Series C (State Aid Withholding),
5.00%, 8/1/19	10,000	11,494
Virginia State Resources Authority Clean Water Revenue Refunding Bonds, Revolving Fund,
5.00%, 10/1/20	3,500	4,121
Virginia State Resources Authority Infrastructure Non Ace Revenue Bonds, Senior Series A, Pooled Financing,
5.00%, 11/1/15	4,025	4,091
Virginia State Resources Authority Infrastructure Revenue Bonds, Series A, Pooled Financing,
5.00%, 11/1/20	1,930	2,271
Virginia State Resources Authority Sub-Clean Water State Revolving Fund Revenue Bonds, Prerefunded,
5.00%, 10/1/17	1,750	1,914

		118,397

Washington - 5.9%
Central Puget Sound Regional Transportation Authority Revenue Bonds, Series P-1,
5.00%, 2/1/16	100	103
Energy Northwest Elecric Revenue Refunding Bonds, Series A, Project No. 1,
5.25%, 7/1/16	130	136
Energy Northwest Electic Revenue Refunding Bonds, Series C, Project No. 1,
5.00%, 7/1/16	500	523
Energy Northwest Electric Revenue Bonds, Series A, Columbia Station, Prerefunded,
5.00%, 7/1/16	390	408
Energy Northwest Electric Revenue Refunding Bonds, Columbia Generating Station, Partially Escrowed to Maturity,
5.00%, 7/1/15	260	260
Energy Northwest Electric Revenue Refunding Bonds, Series A, Project No. 3, Partially Escrowed to Maturity,
5.00%, 7/1/15	5,100	5,101
Energy Northwest Electric Revenue Refunding Bonds, Series A, Columbia Generating Station,
5.00%, 7/1/18	5,000	5,582
Energy Northwest Electric Revenue Refunding Bonds, Series A, Project No. 1, Partially Escrowed to Maturity,
5.00%, 7/1/15	550	550
Energy Northwest Electric Revenue Refunding Bonds, Series A, Project No. 3 (NATL-RE Insured),
5.25%, 7/1/16	200	210
Energy Northwest Electric Revenue Refunding Bonds, Series C, Project No. 1, Escrowed to Maturity,
5.00%, 7/1/15	100	100
Energy Northwest Washington Electric Revenue Refunding Bonds, Series A, Project No. 3,
5.00%, 7/1/18	10,000	11,165
King & Snohomish Counties School District No. 417 Northshore G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/18	2,500	2,740
5.00%, 12/1/20	2,000	2,348
King County Rural Library District G.O. Unlimited Bonds,
3.00%, 12/1/15	100	101
Lewis County Public Utility District No. 1 Cowlitz Falls Hydroelectric Project Revenue Refunding Bonds,
5.00%, 10/1/17	600	655
Seattle City Water System Improvement Revenue Refunding Bonds,
5.00%, 5/1/22	3,340	3,966
Skagit County Consolidated School District #320 Mount Vernon G.O. Unlimited Refunding Bonds (AGM Insured School Board Guaranty Program),
5.00%, 12/1/15	100	102
Snohomish County G.O. Limited Tax Refunding Bonds, Series A,
4.00%, 12/1/15	200	203

NORTHERN FUNDS QUARTERLY REPORT    21    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8% continued
Washington - 5.9% continued
Snohomish County Public Utility District No. 1 Electric Revenue Refunding Bonds (AGM Insured),
5.00%, 12/1/17	$3,000	$3,060
Snohomish County School District No. 15 Edmonds G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/21	750	888
Snohomish County School District No. 332 Granite Falls G.O. Unlimited Refunding Bonds, Series A (School Board Guaranty Program),
4.00%, 12/1/19	1,000	1,103
Thurston County School District #33 Tumwater G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/15	100	102
University of Washington Revenue Refunding Bonds, Series B,
5.00%, 6/1/21	1,400	1,654
Washington Federal Highway Grant Anticipation Revenue Bonds, Series C, Senior 520 Corridor Program,
5.00%, 9/1/18	4,750	5,301
Washington State G.O. Unlimited Refunding Bonds, Series R-2011-A,
5.00%, 1/1/18	5,200	5,728
Washington State G.O. Unlimited Refunding Bonds, Series R-2015-C,
5.00%, 7/1/20	6,000	7,002
Washington State Various Purpose G.O. Unlimited Bonds, Series A,
5.00%, 8/1/15	2,000	2,008
Washington State Various Purpose G.O. Unlimited Bonds, Series D,
5.00%, 2/1/21	9,795	11,490
Washington State Various Purpose G.O. Unlimited Bonds, Series F,
4.50%, 7/1/15	250	250
Washington State Various Purpose G.O. Unlimited Refunding Bonds, Series R-2015,
5.00%, 7/1/21	3,000	3,542
Whatcom County School District No. 501 Bellingham G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/20	2,170	2,538

		78,919

Wisconsin - 0.9%
Central Brown County Water Authority System Revenue Bonds (AMBAC Insured), Prerefunded,
5.00%, 12/1/15	250	255
Central Brown County Water Authority System Revenue Refunding Bonds, Series A,
5.00%, 11/1/20	200	233
Milwaukee County Metropolitan System Sewerage District G.O. Unlimited Refunding Bonds, Series A,
5.50%, 10/1/15	100	101
Milwaukee G.O. Unlimited Bonds, Series N1, Promissory Notes,
5.00%, 2/15/16	4,300	4,428
Milwaukee G.O. Unlimited Promissory & Corporate Notes,
5.00%, 5/1/20	320	371
Waukesha County G.O. Unlimited Bonds, Promissory Notes,
3.00%, 4/1/16	150	153
Wisconsin State Clean Water Revenue Refunding Bonds, Series 2,
5.00%, 6/1/16	330	344
Wisconsin State G.O. Unlimited Bonds, Series C,
5.00%, 5/1/16	200	208
Wisconsin State G.O. Unlimited Bonds, Series D, Prerefunded,
5.00%, 5/1/16	225	234
Wisconsin State G.O. Unlimited Refunding Bonds, Series 1,
5.00%, 5/1/19	5,000	5,708
Wisconsin State Transportation Revenue Bonds, Series A (NATL Insured), Prerefunded,
4.50%, 7/1/15	250	250

		12,285

Total Municipal Bonds (Cost $1,278,906)		1,293,626

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.0%
AIM Tax-Free Cash Reserve Portfolio	96,107	$96

TAX-EXEMPT FIXED INCOME FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.0% continued
Northern Institutional Funds - Tax-Exempt Portfolio,
0.01%(2)	27,031,196	$27,031

Total Investment Companies (Cost $27,127)		27,127

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 1.1%
Baton Rouge Public Improvement Sales Tax Revenue Refunding Bonds, Series A-2 (AGM Insured),
4.50%, 8/1/15	$105	$105
Cypress-Fairbanks Independent School District G.O. Unlimited VRDB, Series B-3 (PSF-Gtd.),
2.00%, 8/15/15	3,000	3,005
Honolulu City & County G.O. Unlimited Bonds, Series C, Escrowed to Maturity,
5.00%, 9/1/15	125	126
Johnson County Library Improvement G.O. Unlimited Refunding Bonds, Series C,
3.50%, 9/1/15	100	101
Massachusetts State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 9/1/15	100	101
Memphis General Improvement G.O. Unlimited Refunding Bonds (NATL-RE Insured),
5.00%, 10/1/15	100	101
Saint Louis County Rockwood School District No R-6 G.O. Unlimited Bonds,
4.00%, 2/1/16	1,065	1,089
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Series B,
4.00%, 1/1/16	250	255
Texas State G.O. Unlimited TRANS,
1.50%, 8/31/15	10,000	10,023

Total Short-Term Investments (Cost $14,904)		14,906

Total Investments - 99.9% (Cost $1,320,937)		1,335,659

Other Assets less Liabilities - 0.1%		1,381

NET ASSETS - 100.0%		$1,337,040

(1)	When-Issued Security. Coupon rate was not in effect at June 30, 2015.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, or the puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

At June 30, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	28.9%
AA	59.4
A	8.6
Not Rated	1.1
Cash Equivalents	2.0

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

NORTHERN FUNDS QUARTERLY REPORT    23    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued	JUNE 30, 2015 (UNAUDITED)

At June 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General Obligations	40.7%
School District	17.6
General	16.4
Water	7.0
All other sectors less than 5%	18.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The Inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$1,293,626	$—	$1,293,626
Investment Companies	27,127	—	—	27,127
Short-Term Investments	—	14,906	—	14,906

Total Investments	$27,127	$1,308,532	$—	$1,335,659

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At June 30, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,320,937

Gross tax appreciation of investments	$16,457
Gross tax depreciation of investments	(1,735)

Net tax appreciation of investments	$14,722

Transactions in affiliated investments for the three months ended June 30, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Tax-Exempt Portfolio	$41,572	$115,161	$129,702	$1	$27,031

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

BAM - Build America Mutual

BHAC-CR - Berkshire Hathaway Assurance Corporation Credit

COPS - Certificates of Participation

FGIC - Financial Guaranty Insurance Corporation

G.O. - General Obligation

Gtd. - Guaranteed

NATL - National Public Finance Guarantee Corporation

NATL-RE - National Public Finance Guarantee Corporation Reinsurance

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SCSDE - South Carolina School District Enhancement

TCRS - Transferable Custodial Receipts

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

TAX-EXEMPT FIXED INCOME FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND	JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4%
Alabama - 0.2%
Birmingham Convertible G.O. Unlimited CABS, Series A,
0.43%, 3/1/27	$1,000	$1,028
Birmingham Water Works & Sewer Board Revenue, Series A (AGM Insured), Prerefunded,
5.00%, 1/1/16	430	440

		1,468

Arizona - 2.7%
Arizona State Transportation Board Highway Revenue Bonds, Series B, Prerefunded,
5.00%, 7/1/18	5,000	5,573
Arizona State Transportation Board Highway Revenue Refunding Bonds,
5.00%, 7/1/30	5,000	5,809
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/39	5,000	5,645
Phoenix Civic Plaza Improvement Corp. Excise TRB, Subseries A (BHAC-CR FGIC Insured),
5.00%, 7/1/41	5,000	5,001
Student & Academic Services LLC Lease Revenue Bonds (BAM Insured), Northern Arizona Capital Facilities,
5.00%, 6/1/44	2,000	2,182

		24,210

California - 13.2%
Brentwood Infrastructure Financing Authority Water Revenue Bonds, Prerefunded,
5.75%, 7/1/18	1,500	1,713
California State Educational Facilities Authority Revenue Bonds, Series A, University of Southern California,
5.25%, 10/1/38	2,000	2,235
California State Educational Facilities Authority Revenue Bonds, Stanford University,
5.25%, 4/1/40	2,500	3,230
California State Educational Facilities Authority Revenue Bonds, University Southern California,
4.75%, 10/1/28	5,000	5,058
California State G.O. Unlimited Refunding Bonds,
5.00%, 3/1/27	1,500	1,778
California State G.O. Unlimited Refunding Bonds,
6.25%, 11/1/34	2,830	3,408
California State Municipal Finance Authority Revenue Refunding Bonds, Series B, Anaheim Electric Utilities,
5.00%, 10/1/27	3,225	3,754
California State Various G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	75	75
Carlsbad Unified School District Convertible Election G.O. Unlimited CABS, Series B,
1.78%, 5/1/34	2,500	2,354
Chabot-Las Positas Community College District G.O. Unlimited CABS, Series C (AGM-CR AMBAC Insured),
0.00%, 8/1/40(1)	10,000	2,897
0.00%, 8/1/41(1)	10,000	2,753
Chabot-Las Positas Community College District G.O. Unlimited CABS, Series C (AMBAC Insured),
0.00%, 8/1/45(1)	11,800	2,649
Desert Community College District Capital Appreciation G.O. Unlimited Bonds, Series C, Election 2004 (AGM Insured),
0.00%, 8/1/46(1)	12,000	2,341
Desert Community College District G.O. Unlimited Bonds, Series C (AGM Insured),
5.00%, 8/1/37	1,500	1,605
East Bay Municipal Utility District Water System Revenue Bonds, Series C,
4.00%, 6/1/37	2,500	2,579
Long Beach Community College District Convertible G.O. Unlimited CABS, Series B, Election of 2008,
1.64%, 8/1/49	5,000	2,291
Long Beach Unified School District G.O. Unlimited CABS, Series D-1,
0.00%, 8/1/32(1)	2,260	1,082
0.00%, 8/1/33(1)	3,000	1,362
Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/29	4,350	5,093
5.00%, 8/1/31	10,000	11,571

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4% continued
California - 13.2% continued
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series A,
5.00%, 7/1/31	$1,445	$1,666
Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1 (AMBAC Insured),
5.00%, 7/1/39	3,000	3,224
Los Angeles Unified School District G.O. Unlimited Bonds, Series F,
5.00%, 1/1/34	1,000	1,123
Metropolitan Water District of Southern California State Revenue Bonds, Series A,
5.00%, 7/1/32	6,105	6,567
Modesto Irrigation District Capital Improvements COPS, Series A,
5.75%, 10/1/29(2)	7,020	7,979
Mount San Antonio Community College District G.O. Unlimited Convertible CABS, Series A, Election 2008,
1.29%, 8/1/43	4,530	3,123
Sacramento County Airport System Senior Revenue Bonds,
5.00%, 7/1/28	1,280	1,449
San Francisco Bay Area Toll Authority Bridge Revenue Bonds, Series F-1, Prerefunded,
5.00%, 4/1/19	5,000	5,686
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series B,
5.00%, 5/1/44	1,000	1,104
San Francisco City & County Airports Commission Revenue Bonds, Series E,
5.25%, 5/1/32	5,000	5,630
San Jose Unified School District Santa Clara County G.O. Unlimited Bonds, Series C,
5.00%, 8/1/35	4,705	5,317
San Mateo Foster City School Election District G.O. Unlimited Convertible CABS,
1.10%, 8/1/42	5,000	3,571
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008,
6.00%, 7/1/43	1,100	1,316
Solano County Community College District G.O. Unlimited Bonds, Series A, Election of 2012,
1.44%, 8/1/41	3,200	2,289
University of California General Revenue Bonds, Series Q, Prerefunded,
5.25%, 5/15/17	2,500	2,734
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election of 2002, Prerefunded,
5.50%, 8/1/18	7,000	7,962

		120,568

Colorado - 1.6%
Denver City & County Airport System Revenue Bonds, Series A,
5.25%, 11/15/29	3,000	3,375
5.25%, 11/15/36	5,000	5,577
El Paso County School District No. 12 Cheyenne Mountain G.O. Unlimited Bonds (State Aid Withholding),
5.25%, 9/15/38	5,000	5,743

		14,695

Connecticut - 1.1%
Connecticut State G.O. Unlimited Bonds, Series B,
5.00%, 6/15/30	5,000	5,730
Connecticut State G.O. Unlimited TRB, Series A,
0.65%, 9/1/16	3,450	3,452
Connecticut State Higher Education Supplemental Loan Authority Revenue Refunding Bonds, Series A (AMT), Senior Family Education Loan Program (NATL-RE Insured),
4.75%, 11/15/18	510	526

		9,708

District of Columbia - 2.6%
District of Columbia University Revenue Bonds, Series D, Georgetown University (BHAC-CR Insured),
5.50%, 4/1/36	1,010	1,125
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A,
5.50%, 10/1/39	20,000	22,242

		23,367

TAX-EXEMPT FIXED INCOME FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4% continued
Florida - 7.4%
Broward County Airport System Revenue Bonds, Series C,
5.25%, 10/1/43	$5,000	$5,476
Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured),
5.00%, 9/1/24	1,235	1,384
5.00%, 9/1/25	1,000	1,113
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT),
5.00%, 9/1/23	2,500	2,800
Florida State Department of Transportation Right of Way G.O. Unlimited Bonds,
5.25%, 7/1/37	10,000	10,846
Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A,
6.25%, 10/1/31	3,000	3,508
Gainesville Utilities System Revenue Refunding Bonds, Series B,
5.00%, 10/1/29	1,750	2,040
Miami-Dade County Aviation International Airport Revenue Bonds, Series A,
5.50%, 10/1/29	2,500	2,889
Miami-Dade County Aviation Revenue Refunding Bonds (AMT),
5.00%, 10/1/27	2,000	2,242
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
10/1/38(3)	5,000	5,395
Miami-Dade County School Board Refunding COPS, Series A (AGM Insured),
5.00%, 5/1/31	5,000	5,664
Miami-Dade County Transit System Sales Surtax Revenue Bonds,
5.00%, 7/1/42	10,000	10,866
Orlando Utilities Commission Revenue Refunding Bonds, Subseries D, Escrowed to Maturity,
6.75%, 10/1/17	3,740	4,013
Osceola County Sales TRB, Series A,
5.00%, 10/1/44	2,000	2,175
South Miami Health Facilities Authority Revenue Bonds, Baptist Health South Florida Group,
5.00%, 8/15/42	5,000	5,225
Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured),
5.50%, 10/1/15	1,670	1,686

		67,322

Georgia - 3.4%
Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds, Prerefunded,
5.50%, 1/1/19	7,500	8,592
Atlanta Water & Wastewater Revenue Refunding Bonds,
5.00%, 11/1/28	3,000	3,507
5.00%, 11/1/40	11,000	12,266
5.00%, 11/1/43	2,235	2,480
Georgia State G.O. Unlimited Bonds, Series A, Tranche 2,
2/1/27(3)	1,880	2,277
Georgia State Municipal Electric Authority Revenue Bonds, Series B, Non-Callable Certificates (FGIC-TCRS Insured),
6.38%, 1/1/16	2,300	2,359

		31,481

Hawaii - 4.0%
Hawaii State Airports System Revenue Bonds, Series A,
5.25%, 7/1/29	4,000	4,560
Hawaii State G.O. Unlimited Bonds, Series EO,
5.00%, 8/1/30	2,550	2,962
Honolulu City & County G.O. Unlimited Bonds, Series D,
5.25%, 9/1/34	1,000	1,140
Honolulu City & County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 10/1/28	4,000	4,746
Honolulu City & County Wastewater System Revenue Bonds, Senior Series A (NATL Insured),
5.00%, 7/1/35	15,000	15,053
Honolulu City & County Wastewater System Revenue Bonds, Senior Series A, First Bond Resolution (NATL-RE Insured),
5.00%, 7/1/36	2,000	2,071
University of Hawaii Revenue Bonds, Series A,
5.25%, 10/1/34	5,000	5,635

		36,167

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4% continued
Illinois - 8.1%
Chicago Midway Airport Revenue Refunding Bonds, Second Lien Series B,
5.25%, 1/1/34	$2,500	$2,757
Chicago O’Hare International Airport Revenue Refunding Bonds, Series A, Passenger Facilities Charge,
5.00%, 1/1/23	2,000	2,291
Cook County Community College District #504 Triton G.O. Unlimited Bonds, Alternative Revenue Source,
5.00%, 6/1/35	5,000	5,577
Illinois State Finance Authority Revenue Bonds, Northwestern University,
5.00%, 12/1/28	1,500	1,836
Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago,
6.00%, 3/1/38	4,850	5,407
5.25%, 3/1/40	2,500	2,734
Illinois State Finance Authority Revenue Bonds, Series A, DePaul University,
6.13%, 10/1/40	5,000	5,957
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,
5.00%, 11/15/29	2,475	2,776
5.00%, 11/15/38	5,000	5,387
Illinois State Municipal Electric Agency Power Supply Revenue Bonds, Series A (NATL Insured), Prerefunded,
5.25%, 2/1/17	5,000	5,359
Illinois State Tax Supported Sports Facilities Authority Revenue Refunding Bonds (AGM Insured),
5.25%, 6/15/32	5,500	5,953
Illinois State Toll Highway Authority Revenue Bonds, Series C,
5.00%, 1/1/27	1,400	1,611
Illinois State Toll Highway Authority Revenue Refunding Bonds, Series B,
5.50%, 1/1/33	10,500	11,495
Illinois State Toll Highway Authority Revenue Refunding Bonds, Series B (BHAC-CR Insured),
5.50%, 1/1/33	5,000	5,486
Regional Transportation Authority Revenue Bonds, Series A (AGM Insured),
5.75%, 6/1/34	3,400	4,305
Springfield Water Revenue Bonds,
5.50%, 3/1/32	2,300	2,530
Will Grundy Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Series B, Alternative Revenue Source,
5.25%, 6/1/36	2,500	2,834

		74,295

Indiana - 0.9%
Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority,
5.25%, 10/1/38	2,650	3,009
Indiana State Office Building Commission Revenue Bonds, Series B (NATL-RE Insured), Escrowed to Maturity,
7.40%, 7/1/15	2,010	2,010
Indianapolis Gas Utility Revenue Refunding Bonds, Series B (NATL Insured),
3.50%, 6/1/18	3,280	3,483

		8,502

Louisiana - 1.3%
East Baton Rouge Parish Sewer Commission Revenue Bonds, Series A, Prerefunded,
5.25%, 2/1/19	5,000	5,688
Louisiana State G.O. Unlimited Bonds,
5.00%, 5/1/30	2,615	2,983
Louisiana State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/30	3,015	3,440

		12,111

Maryland - 1.4%
Baltimore County Metropolitan District G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/15	2,120	2,129
Baltimore Revenue Refunding Bonds, Series D, Wastewater Project,
5.00%, 7/1/42	5,000	5,521
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, The John Hopkins Health System,
5.00%, 5/15/37	1,500	1,669
Montgomery County Consolidated Public Improvement G.O. Unlimited Bonds, Series A,
4.00%, 7/1/31	2,500	2,633

TAX-EXEMPT FIXED INCOME FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4% continued
Maryland - 1.4% continued
Montgomery County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 11/1/26	$1,000	$1,209

		13,161

Massachusetts - 4.3%
Commonwealth of Massachusetts State G.O. Limited Refunding Bonds, Series A,
7/1/30(3)	6,000	7,047
Massachusetts State Bay Transportation Authority Sales TRB, Senior Series B,
5.25%, 7/1/33	1,900	2,379
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series N, Massachusetts Institute of Technology, Prerefunded,
5.00%, 7/1/17	5,000	5,422
Massachusetts State School Building Authority Sales TRB, Series A (AGM Insured), Prerefunded,
5.00%, 8/15/15	645	649
Massachusetts State School Building Authority Sales TRB, Series A-2012-2 (AGM Insured), Prerefunded,
5.00%, 8/15/15	3,000	3,018
Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Series 14, State Revolving Fund, Prerefunded,
5.00%, 8/1/19	10,000	11,493
Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Subseries A, MWRA Program,
6.00%, 8/1/19	3,000	3,568
University of Massachusetts Building Authority Project Revenue Bonds, Series 1,
5.00%, 11/1/40	5,415	6,134

		39,710

Michigan - 1.3%
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A,
5.50%, 10/15/45	2,565	2,851
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A,
5.38%, 10/15/36	5,000	5,556
Michigan State Finance Authority Revenue Refunding Bonds, Series H-1,
5.00%, 10/1/39	3,200	3,495

		11,902

Mississippi - 0.0%
Mississippi State Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (Collateralized by GNMA/FNMA/ FHLMC Securities),
5.40%, 6/1/38	15	15

Missouri - 0.1%
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series F, Mercy Health,
4.00%, 11/15/45	1,000	956

Nebraska - 1.6%
Omaha Public Power District Revenue Bonds, Series B,
5.00%, 2/1/28	5,355	6,065
Omaha Public Power District System Revenue Bonds, Series A, Prerefunded,
5.50%, 2/1/18	2,500	2,788
University of Nebraska Lincoln Student Fees & Facilities Revenue Bonds,
5.00%, 7/1/40	5,000	5,597

		14,450

Nevada - 0.7%
Clark County Airport System Revenue Bonds, Series C, Sub Lien (AGM Insured),
5.00%, 7/1/26	1,670	1,867
Clark County G.O. Limited Tax Bank Bonds,
5.00%, 6/1/38	2,500	2,720
Washoe County Highway Revenue Bonds, Fuel Tax,
5.00%, 2/1/43	1,750	1,908

		6,495

New Hampshire - 2.0%
New Hampshire State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 3/1/27	5,000	6,020

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4% continued
New Hampshire - 2.0% continued
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Dartmouth College, Health University System,
5.25%, 6/1/39	$11,000	$12,395

		18,415

New Jersey - 2.6%
New Jersey State EDA Facilities Construction Revenue Refunding Bonds, Series PP School Facilities Construction Project (AGM-CR Insured),
5.00%, 6/15/25	5,000	5,594
New Jersey State EDA School Facilities Construction Revenue Refunding Bonds, Series NN,
5.00%, 3/1/22	2,255	2,438
New Jersey State Turnpike Authority Growth & Income Securities Revenue Bonds, Series B (AMBAC Insured),
5.15%, 1/1/35	5,000	5,256
New Jersey State Turnpike Authority Revenue Bonds, Series B,
5.00%, 1/1/29	4,000	4,483
New Jersey State Varius Purpose G.O. Unlimited Bonds,
5.00%, 6/1/25	5,000	5,735

		23,506

New Mexico - 0.4%
New Mexico State Hospital Equipment Loan Council Revenue Bonds, Presbyterian Healthcare Service,
5.00%, 8/1/44	1,000	1,087
New Mexico State Mortgage Finance Authority SFM Revenue Bonds, Series I-C-2 (Collateralized by GNMA/ FNMA/FHLMC Securities),
5.00%, 9/1/26	2,035	2,148

		3,235

New York - 17.2%
Long Island Power Authority General Revenue Bonds, Series A,
6.00%, 5/1/33	5,000	5,776
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A,
5.50%, 11/15/39	10,000	11,180
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B,
5.00%, 11/15/34	5,000	5,656
Metropolitan Transportation Authority Revenue Bonds, Series B,
5.25%, 11/15/55	5,000	5,452
Metropolitan Transportation Authority Revenue Bonds, Series G,
5.25%, 11/15/26	5,000	5,767
New York City Municipal Finance Authority Water & Sewer System Revenue Bonds, Series A, Fiscal 2009,
5.75%, 6/15/40	10,000	11,235
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,
5.00%, 6/15/39	4,500	5,031
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series-HH, 2nd General Resolution-Fiscal,
5.00%, 6/15/31	2,000	2,316
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-1, Fiscal 2015 (State Aid Withholding),
5.00%, 7/15/43	10,000	11,071
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-2, Fiscal 2015 (State Aid Withholding),
4.00%, 7/15/42	2,000	1,997
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-1,
5.00%, 5/1/38	2,500	2,783
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries B-1, Fiscal 2015,
5.00%, 8/1/42	7,000	7,799
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series B, School Districts Financing Program (Assured Guaranty Insured State Aid Withholding),
5.25%, 10/1/23	5,000	5,657
New York State Dormitory Authority Personal Income Tax Education Revenue Refunding Bonds, Series B (AMBAC Insured),
5.50%, 3/15/23	2,500	3,078

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4% continued
New York - 17.2% continued
New York State Dormitory Authority Personal Income Tax Education Revenue Refunding Bonds, Series B (AMBAC Insured),
5.50%, 3/15/27	$25	$32
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/27	5,000	5,936
5.00%, 3/15/28	5,000	5,878
New York State Dormitory Authority State Personal Income TRB, Series B, Group B,
5.00%, 2/15/29	2,500	2,906
New York State Dormitory Authority State Personal Income TRB, Series B, Group C,
5.00%, 2/15/41	5,000	5,569
New York State Dormitory Education Authority Personal Income TRB, Series B,
5.75%, 3/15/36	11,980	13,728
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Series B, Municipal Water Revolving Funds,
5.00%, 6/15/41	10,000	10,956
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Series B, Revolving Funds Pooled Financing Program,
5.50%, 4/15/35	5,000	6,226
New York State Thruway Authority Revenue Bonds, Series J,
5.00%, 1/1/27	50	58
New York State Thruway Transportation Authority Personal Income TRB, Series A,
5.25%, 3/15/21	5,000	5,483
Triborough Bridge & Tunnel Authority General Revenue Bonds, Series A,
5.25%, 11/15/45	5,000	5,716
5.00%, 11/15/50	5,000	5,512
Utility Debt Securitization Authority Revenue Restructuring Bonds, Series TE,
5.00%, 12/15/32	4,000	4,607

		157,405

North Carolina - 2.1%
Brunswick County Enterprise System Revenue Refunding Bonds,
4.00%, 4/1/40	1,000	995
Charlotte COPS, Series B,
3.00%, 6/1/22	2,000	2,066
Johnston County G.O. Unlimited Refunding Bonds,
4.00%, 2/1/25	5,000	5,641
North Carolina State Eastern Municipal Power Agency System Revenue Bonds, Series A, Escrowed to Maturity,
6.50%, 1/1/18	2,655	3,019
North Carolina State Eastern Municipal Power Agency System Revenue Refunding Bonds, Series B (NATL-RE-IBC Insured),
6.00%, 1/1/22	6,015	7,324

		19,045

Ohio - 2.3%
Allen County Hospital Facilities Revenue Refunding Bonds, Series A, Mercy Health,
5.00%, 11/1/43	3,000	3,217
American Municipal Power, Inc. Revenue Refunding Bonds, Series A,
5.00%, 2/15/26	2,500	2,896
5.00%, 2/15/29	2,000	2,263
Cleveland Municipal School District G.O. Unlimited Bonds, Series A (School District Credit Program),
5.00%, 12/1/27	2,000	2,251
5.00%, 12/1/31	3,000	3,311
Franklin County Hospital Facilities Revenue Bonds,
5.00%, 5/15/45	1,000	1,086
Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/19	1,500	1,725
University of Cincinnati Receipts Green Revenue Bonds, Series C,
5.00%, 6/1/39	3,865	4,301

		21,050

Oregon - 0.5%
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series A,
5.00%, 11/15/28	1,100	1,301
Oregon State University General Revenue Bonds, Series A,
5.00%, 4/1/45	3,000	3,350

		4,651

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4% continued
Pennsylvania - 0.7%
Chartiers Valley School District G.O. Limited Bonds, Series B (State Aid Withholding),
5.00%, 10/15/40	$3,500	$3,846
Pennsylvania State G.O. Unlimited Bonds,
5.00%, 3/15/31	2,500	2,811

		6,657

South Carolina - 2.4%
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004, Unrefunded Balance (BHAC-CR MBIA Insured),
5.38%, 1/1/25	5,940	7,022
South Carolina State Public Service Authority Revenue Bonds, Series A , Unrefunded Balance,
5.50%, 1/1/38	11,970	13,411
South Carolina State Public Service Authority Revenue Bonds, Series A, Prerefunded,
5.50%, 1/1/19	1,030	1,179

		21,612

Texas - 7.0%
Austin Electric Utility System Revenue Refunding Bonds, Series A,
5.00%, 11/15/28	500	579
Clear Creek Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.),
5.00%, 2/15/31	5,000	5,821
Cypress-Fairbanks Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/29	2,960	3,481
Dallas Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.), Prerefunded,
6.38%, 2/15/18	5,000	5,702
Frisco Independent School District Building G.O. Unlimited Bonds, Series A (PSF-Gtd.),
6.00%, 8/15/38	5,000	5,704
Grand Prairie Independent School District G.O. Unlimited Refunding CABS,
0.00%, 8/15/29(1)	12,505	5,652
Katy Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF-Gtd.),
5.00%, 2/15/27	3,295	3,929
Lower Colorado River Authority Revenue Refunding & Improvement Bonds, Series A, Prerefunded,
6.25%, 5/15/18	9,990	11,461
6.25%, 5/15/18	10	11
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds,
5.00%, 5/15/45	4,500	4,895
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds (AGM Insured),
4.00%, 5/15/40	1,000	1,002
North Texas Tollway Authority System Revenue Refunding CABS, First Tier (Assured Guaranty Insured),
0.00%, 1/1/29(1)	6,950	3,928
Tarrant Regional Water District Revenue Refunding Bonds,
5.00%, 3/1/27	2,500	2,977
Texas State Transportation Commission Turnpike System Revenue Refunding Bonds, Series B,
5.00%, 8/15/37	5,000	5,479
Wylie Independent School District G.O. Unlimited CABS (PSF-Gtd.),
0.00%, 8/15/41(1)	10,000	3,266

		63,887

Washington - 3.3%
Snohomish County Public Utility District No. 1 Electric System Revenue Bonds,
5.00%, 12/1/37	3,000	3,371
Washington State G.O. Unlimited Bonds, Series B & AT-7,
6.40%, 6/1/17	2,765	2,961
Washington State G.O. Unlimited Bonds, Series D (AMBAC Insured), Prerefunded,
5.00%, 1/1/16	5,000	5,119
Washington State G.O. Unlimited Refunding Bonds, Series R-2015-C,
5.00%, 7/1/32	4,595	5,280
Washington State G.O. Unlimited Refunding Bonds, Series R-F,
5.00%, 7/1/28	10,000	11,733

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.4% continued
Washington - 3.3% continued
Washington State University Revenue Refunding Bonds,
5.00%, 4/1/40	$1,320	$1,474

		29,938

Total Municipal Bonds (Cost $846,444)		879,984

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 3.9%
Northern Institutional Funds - Tax-Exempt Portfolio, 0.01%(4)	35,533,688	$35,534

Total Investment Companies (Cost $35,534)		35,534

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
Missouri State Refunding COPS, Series A,
1.50%, 10/1/15	$1,000	$1,003

Total Short-Term Investments (Cost $1,003)		1,003

Total Investments - 100.4% (Cost $882,981)		916,521

Liabilities less Other Assets - (0.4)%		(3,225)

NET ASSETS - 100.0%		$913,296

(1)	Zero coupon bond.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(3)	When-Issued Security. Coupon rate was not in effect at June 30, 2015.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

At June 30, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	12.3%
AA	59.8
A	24.0
Cash Equivalents	3.9

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At June 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General	15.1%
General Obligation	17.3
Higher Education	8.2
Power	8.3
School District	7.6
Transportation	11.6
Water	17.6
All other sectors less than 5%	14.3

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued	JUNE 30, 2015 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$879,984	$—	$879,984
Investment Companies	35,534	—	—	35,534
Short-Term Investments	—	1,003	—	1,003

Total Investments	$35,534	$880,987	$—	$916,521

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At June 30, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$883,074

Gross tax appreciation of investments	$40,846
Gross tax depreciation of investments	(7,399)

Net tax appreciation of investments	$33,447

Transactions in affiliated investments for the three months ended June 30, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Tax-Exempt Portfolio	$29,929	$121,546	$115,941	$1	$35,534

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CR - Custody Receipt

CWA - Clean Water Act

EDA - Economic Development Authority

FGIC - Financial Guaranty Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

IBC - Insured Bond Certificates

MBIA - Municipal Bond Insurance Association

MWRA - Massachusetts Water Resources Authority

NATL - National Public Finance Guarantee Corporation

NATL-RE - National Public Finance Guarantee Corporation Reinsurance

PSF - Permanent School Fund

SFM - Single Family Mortgage

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND	JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.0%
Argentina - 0.1%
YPF S.A. ADR	40,308	$1,106

Brazil - 5.9%
Ambev S.A. ADR	94,793	578
B2W Cia Digital*	343,320	2,244
Banco do Brasil S.A.	120,309	935
BB Seguridade Participacoes S.A.	518,600	5,711
BRF S.A. ADR	251,628	5,262
CETIP S.A. - Mercados Organizados	244,300	2,679
Cia de Saneamento Basico do Estado de Sao Paulo*	211,300	1,115
Cosan S.A. Industria e Comercio	298,600	2,414
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	204,200	653
EDP - Energias do Brasil S.A.	114,886	423
Fibria Celulose S.A.	1,142,700	15,657
JBS S.A.	968,681	5,100
Light S.A.	55,900	305
Localiza Rent a Car S.A.	215,900	2,137
Lojas Renner S.A.	103,200	3,771
Mahle-Metal Leve S.A.	29,768	205
Natura Cosmeticos S.A.	889,598	7,963
Petroleo Brasileiro S.A.*	83,986	380
Petroleo Brasileiro S.A. ADR*	1,642,647	14,866
Porto Seguro S.A.	33,300	443
Sao Martinho S.A.	25,637	312

		73,153

Chile - 0.1%
Banco Santander Chile ADR	77,553	1,570
Inversiones La Construccion S.A.	19,229	217

		1,787

China - 13.1%
Agricultural Bank of China Ltd., Class H	1,613,076	867
Air China Ltd., Class H	3,428,000	3,874
Alibaba Group Holding Ltd. ADR*	32,200	2,649
Anhui Conch Cement Co. Ltd., Class H	670,000	2,338
ANTA Sports Products Ltd.	576,000	1,396
Baidu, Inc. ADR*	12,930	2,574
Bank of China Ltd., Class H	4,312,106	2,801
Baoxin Auto Group Ltd.	1,040,500	653
Central China Real Estate Ltd.	1,392,105	395
China BlueChemical Ltd., Class H	880,000	320
China Cinda Asset Management Co. Ltd., Class H	5,306,900	2,954
China Construction Bank Corp., Class H	22,524,569	20,462
China Dongxiang Group Co. Ltd.	4,005,000	1,058
China Life Insurance Co. Ltd., Class H	2,017,000	8,706
China Pacific Insurance Group Co. Ltd., Class H	1,044,100	4,973
China Petroleum & Chemical Corp., Class H	4,489,271	3,860
China Shenhua Energy Co. Ltd., Class H	2,298,500	5,239
China Shineway Pharmaceutical Group Ltd.	365,750	549
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,692,446	1,350
CNOOC Ltd.	3,355,342	4,759
CRRC Corp. Ltd., Class H	1,681,000	2,560
Datang International Power Generation Co. Ltd., Class H	1,840,135	941
Dongfeng Motor Group Co. Ltd., Class H	2,764,000	3,691
Evergrande Real Estate Group Ltd.	1,270,282	751
GOME Electrical Appliances Holding Ltd.	2,477,000	540
Guangzhou Automobile Group Co. Ltd., Class H	11,827,421	10,956
Guangzhou R&F Properties Co. Ltd., Class H*	648,909	790
Hengan International Group Co. Ltd.	310,000	3,666
Huadian Fuxin Energy Corp. Ltd., Class H	5,358,000	2,579
Huaneng Power International, Inc., Class H	1,058,000	1,398
Industrial & Commercial Bank of China Ltd., Class H	11,945,141	9,448
JD.com, Inc. ADR*	99,337	3,387
Jiangsu Expressway Co. Ltd., Class H	508,000	667
Jintian Pharmaceutical Group Ltd.	596,704	318
Kaisa Group Holdings Ltd.*	279,000	56
KWG Property Holding Ltd.	483,500	407
Lenovo Group Ltd.	2,868,000	3,942
Luye Pharma Group Ltd.*	2,563,152	2,725
Perfect World Co. Ltd. ADR*	275	5
PetroChina Co. Ltd., Class H	3,882,024	4,308
Ping An Insurance Group Co. of China Ltd., Class H	450,000	6,037
Shanghai Electric Group Co. Ltd., Class H	1,852,000	1,503
Sinopharm Group Co. Ltd., Class H	654,800	2,886
Sinotrans Ltd., Class H	1,100,773	729
SOHO China Ltd.	762,442	497
Tencent Holdings Ltd.	871,600	17,354
Tianhe Chemicals Group Ltd.(1) (2) *	17,672,000	2,667
TravelSky Technology Ltd., Class H	201,617	293

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.0% continued
China - 13.1% continued
Trina Solar Ltd. ADR*	322,400	$3,753
Yuzhou Properties Co. Ltd.	624,584	161
Zhejiang Expressway Co. Ltd., Class H	830,000	1,152

		161,944

Colombia - 0.0%
Grupo Argos S.A.	18,134	118

Czech Republic - 1.1%
CEZ A.S.	128,692	2,991
Komercni banka A.S.	45,614	10,110

		13,101

Egypt - 1.7%
Commercial International Bank Egypt S.A.E.	2,749,057	20,339

Hong Kong - 7.6%
AIA Group Ltd.	798,800	5,221
ASM Pacific Technology Ltd.	295,063	2,913
Beijing Enterprises Holdings Ltd.	430,000	3,220
China Agri-Industries Holdings Ltd.	3,898,000	2,201
China Everbright International Ltd.	1,429,000	2,546
China Lumena New Materials Corp.(3) *	5,884,000	—
China Merchants Holdings International Co. Ltd.	770,000	3,281
China Mobile Ltd.	3,151,085	40,300
China Overseas Land & Investment Ltd.	1,664,000	5,866
China Power International Development Ltd.	5,521,068	4,185
China Unicom Hong Kong Ltd.	3,296,000	5,166
Dah Chong Hong Holdings Ltd.	967,000	500
Galaxy Entertainment Group Ltd.	816,000	3,250
GCL-Poly Energy Holdings Ltd.*	9,560,000	2,190
Haier Electronics Group Co. Ltd.	2,052,459	5,502
Kingboard Laminates Holdings Ltd.	1,151,500	547
NetDragon Websoft, Inc.	122,500	466
Pacific Basin Shipping Ltd.	7,827,600	2,621
Poly Property Group Co. Ltd.	270,000	129
Sands China Ltd.	604,241	2,033
Shanghai Industrial Holdings Ltd.	110,000	374
Stella International Holdings Ltd.	371,000	883
Texwinca Holdings Ltd.	557,000	589

		93,983

Hungary - 0.6%
Magyar Telekom Telecommunications PLC*	1,114,788	1,553
OTP Bank PLC	296,040	5,854
Richter Gedeon Nyrt.	33,295	501

		7,908

India - 8.2%
Axis Bank Ltd.	357,408	3,129
Bank of Baroda	346,770	782
Bharti Airtel Ltd.	582,760	3,838
Cairn India Ltd.	118,948	339
Coal India Ltd.	471,138	3,113
HCL Technologies Ltd.	83,326	1,203
HDFC Bank Ltd.	182,343	3,055
HDFC Bank Ltd. ADR	42,400	2,567
Hindalco Industries Ltd.	887,750	1,557
Housing Development Finance Corp. Ltd.	28,898	587
ICICI Bank Ltd.	764,397	3,711
ICICI Bank Ltd. ADR	553,677	5,769
Indiabulls Housing Finance Ltd.	125,912	1,228
Infosys Ltd. ADR	38,340	608
Larsen & Toubro Ltd.	247,613	6,919
National Aluminium Co. Ltd.	257,269	161
NHPC Ltd.	3,361,750	1,034
NTPC Ltd.	841,737	1,816
Oil India Ltd.	36,057	253
Power Finance Corp. Ltd.	257,372	1,032
Punjab National Bank	335,625	730
Reliance Industries Ltd.	422,511	6,627
Rural Electrification Corp. Ltd.	215,338	929
State Bank of India	285,600	1,176
Tata Consultancy Services Ltd.	549,521	21,968
Tata Motors Ltd.	154,641	1,052
Tata Steel Ltd.	131,702	629
UCO Bank	196,018	163
Ultratech Cement Ltd.	65,649	3,081
UPL Ltd.	154,871	1,299
Vedanta Ltd.	320,391	872
Vijaya Bank	275,231	173
Wipro Ltd.	2,015,440	17,320
Zee Entertainment Enterprises Ltd.	482,304	2,782

		101,502

Indonesia - 1.1%
Bank Rakyat Indonesia Persero Tbk PT	8,020,800	6,195
Indofood CBP Sukses Makmur Tbk PT	722,700	676
Indofood Sukses Makmur Tbk PT	4,593,300	2,261

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.0% continued
Indonesia - 1.1% continued
Matahari Department Store Tbk PT	1,952,700	$2,416
Matahari Putra Prima Tbk PT	1,176,600	261
Telekomunikasi Indonesia Persero Tbk PT	6,522,915	1,429
United Tractors Tbk PT	561,493	853

		14,091

Malaysia - 0.6%
British American Tobacco Malaysia Bhd.	23,392	385
DiGi.Com Bhd.	97,598	139
Genting Malaysia Bhd.	2,591,600	2,873
Hong Leong Financial Group Bhd.	68,840	276
Lafarge Malaysia Bhd.	122,348	274
Telekom Malaysia Bhd.	131,387	228
Tenaga Nasional Bhd.	777,400	2,603
UMW Holdings Bhd.	137,700	370
YTL Corp. Bhd.	957,240	394

		7,542

Mexico - 6.4%
Alfa S.A.B. de C.V., Series A	5,762,522	11,043
Alsea S.A.B. de C.V.	585,300	1,766
America Movil S.A.B. de C.V., Series L	893,291	955
America Movil S.A.B. de C.V., Series L ADR	961,538	20,490
Cemex S.A.B. de C.V. ADR (Participation Certificate)*	1,027,583	9,413
Coca-Cola Femsa S.A.B. de C.V. ADR	4,605	366
Controladora Comercial Mexicana S.A.B. de C.V., Series UBC	152,409	478
Fomento Economico Mexicano S.A.B. de C.V. ADR	53,555	4,771
Gentera S.A.B. de C.V.	260,300	463
Gruma S.A.B. de C.V., Series B	91,749	1,183
Grupo Bimbo S.A.B. de C.V., Series A*	2,091,100	5,403
Grupo Financiero Banorte S.A.B. de C.V., Series O	1,236,400	6,798
Grupo Mexico S.A.B. de C.V., Series B	2,215,500	6,666
Grupo Televisa S.A.B. ADR	219,934	8,538
Industrias Bachoco S.A.B. de C.V. ADR	6,304	341
Megacable Holdings S.A.B. de C.V.	53,039	222

		78,896

Peru - 0.3%
Credicorp Ltd.	24,380	3,387

Philippines - 0.8%
Metropolitan Bank & Trust Co.	2,224,250	4,639
SM Investments Corp.	139,821	2,775
Universal Robina Corp.	601,450	2,587

		10,001

Poland - 0.5%
Asseco Poland S.A.	18,066	278
Cyfrowy Polsat S.A.*	450,914	2,834
Energa S.A.	82,783	500
KGHM Polska Miedz S.A.	35,826	1,015
PGE Polska Grupa Energetyczna S.A.	151,099	741
Tauron Polska Energia S.A.	428,388	499

		5,867

Qatar - 0.2%
Barwa Real Estate Co.	9,746	142
Doha Bank QSC	14,186	207
Industries Qatar QSC	32,360	1,278
United Development Co. QSC	51,830	349

		1,976

Russia - 3.8%
Gazprom OAO ADR	1,675,385	8,644
Lukoil OAO ADR	236,943	10,445
Magnit PJSC	11,672	2,411
Magnit PJSC GDR (Registered)	88,857	4,950
Mail.Ru Group Ltd. GDR (Registered)*	103,232	2,148
MMC Norilsk Nickel PJSC ADR	146,058	2,465
Mobile TeleSystems OJSC ADR	317,987	3,110
NOVATEK OAO GDR (Registered)	1,640	167
OTCPharm*	27,410	122
PhosAgro OAO GDR (Registered)	195,388	2,501
Rosneft OAO GDR (Registered)	488,950	2,017
Sberbank of Russia ADR	446,528	2,333
Severstal PAO GDR (Registered)	94,546	1,002
Sistema JSFC GDR (Registered)	15,781	140
Surgutneftegas OAO ADR	60,876	360
Tatneft OAO ADR	8,529	273
Yandex N.V., Class A*	272,300	4,144

		47,232

Singapore - 0.2%
CDL Hospitality Trusts	95,000	115
China Yuchai International Ltd.	25,710	431
ComfortDelGro Corp. Ltd.	528,700	1,229
DBS Group Holdings Ltd.	36,700	563
Fortune Real Estate Investment Trust	196,666	198
Frasers Commercial Trust	94,000	107
Mapletree Logistics Trust	256,700	216

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.0% continued
Singapore - 0.2% continued
Starhill Global REIT	167,000	$109

		2,968

South Africa - 7.4%
AngloGold Ashanti Ltd. ADR*	185,700	1,662
Aveng Ltd.*	837,836	396
Barloworld Ltd.	1,245,606	9,871
Bidvest Group (The) Ltd.	45,719	1,154
Coronation Fund Managers Ltd.	98,766	668
Discovery Ltd.	295,454	3,054
Emira Property Fund	137,106	191
FirstRand Ltd.	1,088,057	4,767
Foschini Group (The) Ltd.	177,703	2,320
Investec Ltd.	113,271	1,016
Liberty Holdings Ltd.	48,885	581
Massmart Holdings Ltd.	296,860	3,641
Mediclinic International Ltd.	406,185	3,417
Mondi Ltd.	29,867	655
MTN Group Ltd.	254,090	4,774
Naspers Ltd., Class N	100,692	15,569
Netcare Ltd.	391,015	1,226
Reunert Ltd.	415,808	2,264
RMB Holdings Ltd.	181,560	991
Sasol Ltd.	91,200	3,379
Standard Bank Group Ltd.	808,981	10,638
Steinhoff International Holdings Ltd.	261,084	1,647
Tiger Brands Ltd.	78,937	1,838
Tongaat Hulett Ltd.	26,382	282
Truworths International Ltd.	2,176,482	15,311

		91,312

South Korea - 11.5%
Amorepacific Corp.	9,929	3,716
ASIA Holdings Co. Ltd.	1,319	174
BNK Financial Group, Inc.	189,700	2,400
Bukwang Pharmaceutical Co. Ltd.	28,982	875
Coway Co. Ltd.	11,510	944
Daekyo Co. Ltd.	55,014	368
Daishin Securities Co. Ltd.	24,414	254
Dongbu Insurance Co. Ltd.	49,160	2,489
Hana Financial Group, Inc.	109,430	2,832
Hotel Shilla Co. Ltd.	21,501	2,147
Hyundai Heavy Industries Co. Ltd.*	26,061	2,595
Hyundai Motor Co.	121,916	14,841
Industrial Bank of Korea	78,088	1,010
KB Financial Group, Inc.	72,868	2,396
Kia Motors Corp.	16,770	685
Korea District Heating Corp.	3,802	265
Korea Zinc Co. Ltd.	1,367	666
KT Corp.*	15,202	388
KT&G Corp.	12,095	1,025
LF Corp.	9,715	264
LG Chem Ltd.	13,696	3,413
LG Display Co. Ltd.	41,557	958
LG Electronics, Inc.	59,606	2,520
NAVER Corp.	687	390
POSCO	13,129	2,605
Samsung Electronics Co. Ltd.	56,285	63,939
Samsung Life Insurance Co. Ltd.	25,836	2,489
Shinhan Financial Group Co. Ltd.	502,657	18,700
SK Hynix, Inc.	150,436	5,718
SK Networks Co. Ltd.	63,863	514
SK Telecom Co. Ltd.	2,916	653
Sungwoo Hitech Co. Ltd.	21,727	186

		142,419

Switzerland - 0.4%
Dufry A.G. (Registered)*	35,247	4,902

Taiwan - 11.2%
Advanced Semiconductor Engineering, Inc.	86,000	115
Asustek Computer, Inc.	122,598	1,194
AU Optronics Corp.	314,988	139
Casetek Holdings Ltd.	17,000	105
Catcher Technology Co. Ltd.	204,000	2,551
Chailease Holding Co. Ltd.	207,000	499
Cheng Uei Precision Industry Co. Ltd.	62,000	106
Chicony Electronics Co. Ltd.	55,078	148
ChipMOS TECHNOLOGIES, Inc.	81,000	108
Compal Electronics, Inc.	4,728,000	3,595
CTBC Financial Holding Co. Ltd.	6,490,000	5,111
Delta Electronics, Inc.	456,000	2,335
Eclat Textile Co. Ltd.	251,000	4,116
Epistar Corp.	1,835,000	2,437
Farglory Land Development Co. Ltd.	310,251	327
Feng TAY Enterprise Co. Ltd.	38,000	221
Foxconn Technology Co. Ltd.	50,480	183
Hon Hai Precision Industry Co. Ltd.	7,164,572	22,348
Innolux Corp.	300,478	157
King Yuan Electronics Co. Ltd.	131,000	114

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.0% continued
Taiwan - 11.2% continued
King’s Town Bank Co. Ltd.	264,293	$229
Kinsus Interconnect Technology Corp.	146,000	402
Largan Precision Co. Ltd.	37,000	4,236
Lite-On Technology Corp.	422,798	494
MediaTek, Inc.	58,000	797
Mega Financial Holding Co. Ltd.	3,089,000	2,783
Micro-Star International Co. Ltd.	89,000	90
Novatek Microelectronics Corp.	19,000	92
Pegatron Corp.	1,051,000	3,046
Powertech Technology, Inc.	476,676	1,025
President Chain Store Corp.	590,313	4,149
Quanta Computer, Inc.	270,000	636
Radiant Opto-Electronics Corp.	131,527	487
Realtek Semiconductor Corp.	366,044	939
Simplo Technology Co. Ltd.	55,852	259
Taishin Financial Holding Co. Ltd.	2,607,222	1,091
Taiwan Cement Corp.	835,000	1,054
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	871,400	19,790
Taiwan Semiconductor Manufacturing Co. Ltd.	8,240,542	37,131
TPK Holding Co. Ltd.	197,744	1,144
Transcend Information, Inc.	78,823	291
Tripod Technology Corp.	53,000	94
United Microelectronics Corp.	1,693,095	709
Vanguard International Semiconductor Corp.	2,022,000	3,264
Win Semiconductors Corp.	144,843	202
Wistron Corp.	111,000	84
Yageo Corp.	2,504,780	3,909
Yuanta Financial Holding Co. Ltd.	6,571,748	3,556

		137,892

Thailand - 2.2%
Airports of Thailand PCL NVDR	328,900	2,948
Bangkok Bank PCL NVDR	538,000	2,828
Bangkok Expressway PCL NVDR	240,300	280
Delta Electronics Thailand PCL NVDR	172,900	463
GFPT PCL (Registered)	356,000	127
Hana Microelectronics PCL (Registered)	204,326	245
Kasikornbank PCL NVDR	522,600	2,920
Kiatnakin Bank PCL (Registered)	356,700	372
Krung Thai Bank PCL (Registered)	1,690,492	856
PTT PCL NVDR	290,800	3,088
Siam Commercial Bank (The) PCL (Registered)	1,421,200	6,543
Siam Commercial Bank (The) PCL NVDR	1,235,500	5,676
Thanachart Capital PCL NVDR	664,263	653

		26,999

Turkey - 2.3%
Akbank T.A.S.	816,300	2,342
Coca-Cola Icecek A.S.	158,444	2,628
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	308,119	315
Eregli Demir ve Celik Fabrikalari T.A.S.	271,084	437
TAV Havalimanlari Holding A.S.	221,906	1,880
Tofas Turk Otomobil Fabrikasi A.S.	72,991	498
Tupras Turkiye Petrol Rafinerileri A.S.*	529,279	13,403
Turk Hava Yollari A.O.*	109,775	358
Turkiye Halk Bankasi A.S.	756,722	3,457
Turkiye Is Bankasi, Class C	95,942	200
Turkiye Sise ve Cam Fabrikalari A.S.	277,977	374
Ulker Biskuvi Sanayi A.S.	312,802	2,176

		28,068

United Arab Emirates - 1.9%
Abu Dhabi Commercial Bank PJSC	566,648	1,179
Air Arabia PJSC	891,994	392
Dubai Islamic Bank PJSC	331,622	616
Emaar Properties PJSC	8,380,355	17,903
First Gulf Bank PJSC	75,540	311
Union National Bank PJSC	1,352,058	2,498

		22,899

United Kingdom - 0.6%
Anglo American PLC	533,905	7,743

United States - 1.2%
Cognizant Technology Solutions Corp., Class A*	79,400	4,851
Flextronics International Ltd.*	112,950	1,277
Tenaris S.A. ADR	328,190	8,868

		14,996

Total Common Stocks(4) (Cost $974,031)		1,124,131

PREFERRED STOCKS - 5.0%
Brazil - 5.0%
Banco Bradesco S.A. ADR	58,838	539
Bradespar S.A.	58,850	200
Centrais Eletricas Brasileiras S.A., Class B*	110,400	301
Cia Energetica de Minas Gerais S.A. ADR	611,495	2,330

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 5.0% continued
Brazil - 5.0% continued
Cia Energetica de Sao Paulo, Class B	89,900	$566
Cia Paranaense de Energia ADR	32,399	356
Itau Unibanco Holding S.A.	71,688	790
Itau Unibanco Holding S.A. ADR	1,984,922	21,735
Itausa - Investimentos Itau S.A.	131,945	379
Klabin S.A.	237,000	1,450
Lojas Americanas S.A.	1,228,403	6,894
Metalurgica Gerdau S.A.	157,700	321
Petroleo Brasileiro S.A.*	632,756	2,593
Petroleo Brasileiro S.A. ADR*	383,677	3,131
Randon Participacoes S.A.	986,062	1,024
Telefonica Brasil S.A. ADR	351,733	4,900
Usinas Siderurgicas de Minas Gerais S.A., Class A	1,551,075	2,060
Vale S.A.	1,478,513	7,447
Vale S.A. ADR	844,400	4,264

		61,280

South Korea - 0.0%
Samsung Electronics Co. Ltd.	782	695

Total Preferred Stocks(4) (Cost $97,223)		61,975

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 1.0%
China - 0.5%
Inner Mongolia Yili Industrial Group Co. Ltd., Exp. 10/24/19, Strike $0.01(1) (2) *	997,000	$3,038
Shanghai International Airport Co. Ltd., Exp. 11/18/19, Strike $0.01(1) (2) *	488,600	2,498

		5,536

India - 0.3%
Maruti Suzuki India Ltd., Exp. 2/9/16, Strike $0.00*	55,851	3,529

Pakistan - 0.2%
United Bank Ltd., Exp. 6/17/19, Strike $0.01(1) (2) *	1,313,117	2,203

Taiwan - 0.0%
CTBC Financial Holding Co. Ltd., Exp. 3/9/16, Strike $0.01(1) (2) *	279,000	220

Total Warrants(4) (Cost $9,667)		11,488

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.2%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(5)	27,311,045	$27,311

Total Investment Companies (Cost $27,311)		27,311

Total Investments - 99.2% (Cost $1,108,232)		1,224,905

Other Assets less Liabilities - 0.8%		10,032

NET ASSETS - 100.0%		$1,234,937

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Multi-Manager Funds.
(2)	Restricted security that has been deemed illiquid. At June 30, 2015, the value of these restricted illiquid securities amounted to approximately $10,626,000 or 0.9% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
CTBC Financial Holding Co. Ltd.,
Exp. 3/9/16, Strike $0.01	8/1/14	$186

Inner Mongolia Yili Industrial Group Co. Ltd.,
Exp. 10/24/19, Strike $0.01	2/11/15-2/25/15	2,217

Shanghai International Airport Co. Ltd.,
Exp. 11/18/19, Strike $0.01	4/8/15-4/22/15	2,046

Tianhe Chemicals Group Ltd.	6/13/14-12/15/14	4,079

United Bank Ltd.,
Exp. 6/17/19, Strike $0.01	6/16/14-12/15/14	2,154

(3)	Value rounds to less than one thousand.

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

(4)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.8%
Consumer Staples	6.2
Energy	8.6
Financials	26.2
Health Care	1.1
Industrials	6.3
Information Technology	23.2
Materials	7.2
Telecommunication Services	7.3
Utilities	2.1

Total	100.0%

At June 30, 2015, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Hong Kong Dollar	20.4%
United States Dollar	18.8
Korean Won	11.9
Taiwan Dollar	9.9
South African Rand	8.1
Indian Rupee	7.7
Brazilian Real	6.4
All other currencies less than 5%	16.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2015 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market partcipants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)		TOTAL (000S)
Common Stocks
Argentina	$1,106	$—	$—		$1,106
Brazil	73,153	—	—		73,153
Chile	1,787	—	—		1,787
China	12,369	149,575	—		161,944
Colombia	118	—	—		118
Hong Kong	—	93,983	—	*	93,983
India	8,943	92,559	—		101,502
Mexico	78,896	—	—		78,896
Peru	3,387	—	—		3,387
Russia	9,665	37,445	122		47,232
Singapore	431	2,537	—		2,968
South Africa	1,662	89,650	—		91,312
Taiwan	19,789	118,103	—		137,892
Thailand	6,543	20,456	—		26,999
United States	14,996	—	—		14,996
All Other Countries(1)	—	286,856	—		286,856

Total Common Stocks	232,845	891,164	122		1,124,131

Preferred Stocks
Brazil	61,280	—	—		61,280
South Korea	—	695	—		695

Total Preferred Stocks	61,280	695	—		61,975

Warrants(1)	—	11,488	—		11,488
Investment Companies	27,311	—	—		27,311

Total Investments	$321,436	$903,347	$122		$1,224,905

(1)	Classifications as defined in the Schedule of Investments.
*	Amount rounds to less than one thousand.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2015, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

Country	Value (000S)	Reason
Common Stocks
Malaysia	$385	Valuations at last trade with foreign fair value adjustments
Qatar	141	Valuations at last trade with foreign fair value adjustments

Total	$526

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued	JUNE 30, 2015 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/15 (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 6/30/15 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 6/30/15 (000S)
Common Stocks
Russia	$86	$—	$36	$—	$—	$—	$—	$122	$36

The Fund valued the securities included in the Balance as of 6/30/15 above using an evaluated price from a third party vendor.

Federal Tax Information:

At June 30, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,140,364

Gross tax appreciation of investments	$232,831
Gross tax depreciation of investments	(148,290)

Net tax appreciation of investments	$84,541

Transactions in affiliated investments for the three months ended June 30, 2015, were as follows:

AFFLIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME(000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$30,772	$223,010	$226,471	$1	$27,311

MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND	JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 87.8%
Australia - 7.9%
AusNet Services	9,391,203	$10,098
DUET Group	10,652,080	18,921
Macquarie Atlas Roads Group	3,146,848	7,673
Origin Energy Ltd.	679,178	6,218
Spark Infrastructure Group	9,938,507	14,919
Transurban Group	6,402,836	45,693

		103,522

Austria - 0.3%
Flughafen Wien A.G.	41,921	3,637

Canada - 4.9%
Enbridge, Inc.	576,700	26,970
Inter Pipeline Ltd.	406,600	9,343
Keyera Corp.	189,600	6,330
Pembina Pipeline Corp.	277,900	8,982
TransCanada Corp.	143,600	5,836
Veresen, Inc.	465,900	6,300

		63,761

China - 0.6%
Beijing Capital International Airport Co. Ltd., Class H	2,763,300	3,172
ENN Energy Holdings Ltd.	788,700	4,743

		7,915

France - 11.8%
Aeroports de Paris	120,946	13,659
Eutelsat Communications S.A.	1,092,217	35,234
GDF Suez	249,200	4,618
Groupe Eurotunnel S.E. (Registered)	1,184,000	17,137
SES S.A.	1,028,874	34,523
Vinci S.A.	855,513	49,425

		154,596

Germany - 1.5%
Fraport A.G. Frankfurt Airport Services Worldwide	305,200	19,164

Hong Kong - 1.5%
Beijing Enterprises Holdings Ltd.	990,700	7,419
China Merchants Holdings International Co. Ltd.	1,601,000	6,823
Hong Kong & China Gas Co. Ltd.	2,381,830	4,994

		19,236

Italy - 15.0%
ASTM S.p.A.	443,898	5,839
Atlantia S.p.A.	2,544,970	62,810
Hera S.p.A.	4,843,614	12,110
Snam S.p.A.	11,496,350	54,630
Societa Iniziative Autostradali e Servizi S.p.A.	1,086,551	11,595
Terna Rete Elettrica Nazionale S.p.A.	11,354,660	50,132

		197,116

Japan - 2.8%
Central Japan Railway Co.	38,100	6,877
Toho Gas Co. Ltd.	1,102,000	6,524
Tokyo Gas Co. Ltd.	4,359,500	23,130

		36,531

Mexico - 0.1%
Grupo Aeroportuario del Pacifico S.A.B.de C.V., Class B	64,300	440
Infraestructura Energetica Nova S.A.B.de C.V.	309,900	1,530

		1,970

Netherlands - 0.5%
Koninklijke Vopak N.V.	125,500	6,345

Singapore - 0.2%
Hutchison Port Holdings Trust, Class U	5,253,400	3,307

South Korea - 0.1%
Macquarie Korea Infrastructure Fund	119,214	861

Spain - 4.4%
Abertis Infraestructuras S.A.	2,175,597	35,649
Cellnex Telecom S.A.U.(1) (2) *	188,300	3,186
Ferrovial S.A.	506,680	11,015
Red Electrica Corp. S.A.	99,000	7,952

		57,802

Switzerland - 1.7%
Flughafen Zuerich A.G. (Registered)	28,666	22,144

United Kingdom - 7.2%
National Grid PLC	3,455,000	44,430
Pennon Group PLC	2,276,073	28,971
Severn Trent PLC	292,500	9,557
United Utilities Group PLC	806,400	11,298

		94,256

United States - 27.3%
Ameren Corp.	598,000	22,533
American Tower Corp.	419,300	39,116
American Water Works Co., Inc.	274,700	13,359
CenterPoint Energy, Inc.	693,300	13,193

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 87.8% continued
United States - 27.3% continued
Crown Castle International Corp.	262,900	$21,111
CSX Corp.	1,030,284	33,639
Eversource Energy	107,700	4,891
Great Plains Energy, Inc.	1,267,000	30,611
ITC Holdings Corp.	250,500	8,061
Kansas City Southern	71,700	6,539
Kinder Morgan, Inc.	248,000	9,521
NiSource, Inc.	170,600	7,778
Norfolk Southern Corp.	359,850	31,436
ONE Gas, Inc.	92,140	3,921
PG&E Corp.	704,260	34,579
Plains GP Holdings L.P., Class A	243,500	6,292
SBA Communications Corp., Class A*	135,800	15,613
Sempra Energy	154,400	15,276
SJW Corp.	64,480	1,979
Targa Resources Corp.	38,200	3,408
Union Pacific Corp.	149,700	14,277
Williams (The) Cos., Inc.	357,800	20,534

		357,667

Total Common Stocks(3) (Cost $1,156,220)		1,149,830

MASTER LIMITED PARTNERSHIPS - 7.8%
United States - 7.8%
Boardwalk Pipeline Partners L.P.	430,900	6,257
Buckeye Partners L.P.	88,100	6,513
Columbia Pipeline Partners L.P.	119,600	3,014
Crestwood Equity Partners L.P.	991,254	4,094
Energy Transfer Equity L.P.	51,000	3,273
Energy Transfer Partners L.P.	428,700	22,378
Enterprise Products Partners L.P.	829,700	24,800
EQT Midstream Partners L.P.	60,800	4,958
MarkWest Energy Partners L.P.	54,718	3,085
Sunoco Logistics Partners L.P.	172,400	6,556
Tallgrass Energy GP L.P.*	63,800	2,051
Targa Resources Partners L.P.	161,800	6,245
Williams Partners L.P.	190,109	9,207

		102,431

Total Master Limited Partnerships (Cost $114,223)		102,431

INVESTMENT COMPANIES - 3.3%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(4)	43,709,416	43,709

Total Investment Companies (Cost $43,709)		43,709

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.05%, 10/8/15(5) (6)	$835	$835

Total Short-Term Investments (Cost $835)		835

Total Investments - 99.0% (Cost $1,314,987)		1,296,805

Other Assets less Liabilities - 1.0%		13,232

NET ASSETS - 100.0%		$1,310,037

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Multi-Manager Funds.
(2)	Restricted security that has been deemed illiquid. At June 30, 2015, the value of this restricted illiquid security amounted to approximately $3,186,000 or 0.2% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Cellnex Telecom S.A.U.	5/6/15-6/5/15	$3,224

(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
(6)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

At June 30, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-mini S&P 500	188	$19,311	Long	9/15	$(151)
Mini MSCI EAFE Index	164	15,039	Long	9/15	(162)

Total					$(313)

At June 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	5.6%
Energy	17.4
Financials	4.9
Industrials	33.5
Telecommunication Services	1.5
Utilities	37.1

Total	100.0%

At June 30, 2015, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	37.0%
Euro	35.0
Australian Dollar	8.3
British Pound	7.5
Canadian Dollar	5.1
All other currencies less than 5%	7.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2015 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Canada	$63,761	$—	$—	$63,761
Mexico	1,970	—	—	1,970
Spain	3,186	54,616	—	57,802
United States	357,667	—	—	357,667
All Other Countries(1)	—	668,630	—	668,630

Total Common Stocks	426,584	723,246	—	1,149,830

Master Limited Partnerships(1)	102,431	—	—	102,431
Investment Companies	43,709	—	—	43,709
Short-Term Investments	—	835	—	835

Total Investments	$572,724	$724,081	$—	$1,296,805

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(313)	$—	$—	$(313)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At June 30, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,316,859

Gross tax appreciation of investments	$59,147
Gross tax depreciation of investments	(79,201)

Net tax depreciation of investments	$(20,054)

Transactions in affiliated investments for the three months ended June 30, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$45,527	$162,604	$164,422	$1	$43,709

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND	JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%
Australia - 6.8%
Dexus Property Group	1,452,607	$8,127
Goodman Group	776,628	3,747
Investa Office Fund	1,952,511	5,689
Mirvac Group	3,060,787	4,361
Scentre Group	3,122,283	9,018
Westfield Corp.	2,091,778	14,604

		45,546

Austria - 0.7%
CA Immobilien Anlagen A.G.*	252,400	4,401

Canada - 0.6%
Allied Properties Real Estate Investment Trust	152,850	4,337

Finland - 0.5%
Citycon OYJ*	1,295,478	3,234

France - 5.2%
Gecina S.A.	84,338	10,413
Klepierre	233,055	10,243
Unibail-Rodamco S.E.	57,393	14,563

		35,219

Germany - 2.9%
alstria office REIT-A.G.*	978,871	12,601
Deutsche Annington Immobilien S.E.	192,651	5,431
DIC Asset A.G.	18,971	169
Grand City Properties S.A.	61,363	1,066

		19,267

Hong Kong - 7.4%
Cheung Kong Property Holdings Ltd.*	606,500	5,031
Hongkong Land Holdings Ltd.	1,980,900	16,204
Hysan Development Co. Ltd.	966,000	4,174
Kerry Properties Ltd.	471,500	1,840
Link REIT (The)	576,000	3,369
Sun Hung Kai Properties Ltd.	916,000	14,833
Wharf Holdings (The) Ltd.	605,600	4,028

		49,479

Italy - 0.3%
Beni Stabili S.p.A. SIIQ	2,814,823	2,088

Japan - 6.8%
Kenedix Office Investment Corp.	461	2,311
Mitsubishi Estate Co. Ltd.	764,100	16,415
Mitsui Fudosan Co. Ltd.	747,700	20,875
Nippon Building Fund, Inc.	508	2,223
Orix JREIT, Inc.	1,169	1,683
Sekisui House Ltd.	135,253	2,143

		45,650

Mexico - 0.2%
Prologis Property Mexico S.A. de C.V.*	598,000	1,007

Netherlands - 0.6%
Atrium European Real Estate Ltd.*	940,010	4,328

New Zealand - 0.4%
Precinct Properties New Zealand Ltd.	3,542,889	2,733

Singapore - 2.6%
CapitaLand Ltd.	4,405,500	11,435
Global Logistic Properties Ltd.	2,197,900	4,121
Mapletree Commercial Trust	1,504,500	1,637

		17,193

Spain - 0.5%
Merlin Properties Socimi S.A.*	292,867	3,576

Sweden - 0.5%
Fabege AB	254,531	3,469

United Kingdom - 6.0%
British Land (The) Co. PLC	432,185	5,395
Derwent London PLC	93,185	4,976
Grainger PLC	545,197	1,958
Great Portland Estates PLC	580,558	7,087
Hammerson PLC	547,881	5,306
Hansteen Holdings PLC	1,193,600	2,169
Segro PLC	1,201,208	7,650
Shaftesbury PLC	433,796	5,914

		40,455

United States - 54.7%
American Residential Properties, Inc.	164,195	3,038
Apartment Investment & Management Co., Class A	171,197	6,322
AvalonBay Communities, Inc.	102,413	16,373
Boston Properties, Inc.	87,757	10,622
Brandywine Realty Trust	510,728	6,783
Brixmor Property Group, Inc.	140,469	3,249
Camden Property Trust	54,024	4,013
CBL & Associates Properties, Inc.	258,149	4,182
Corporate Office Properties Trust	151,500	3,566
CubeSmart	154,938	3,588
DCT Industrial Trust, Inc.	181,816	5,716
DDR Corp.	136,121	2,104
DiamondRock Hospitality Co.	193,986	2,485

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
United States - 54.7% continued
Douglas Emmett, Inc.	301,913	$8,133
Duke Realty Corp.	457,913	8,503
Equity Commonwealth*	253,412	6,505
Equity Residential	224,360	15,743
Essex Property Trust, Inc.	26,354	5,600
Extra Space Storage, Inc.	93,319	6,086
Federal Realty Investment Trust	26,064	3,339
General Growth Properties, Inc.	506,516	12,997
Gramercy Property Trust, Inc.	113,935	2,663
HCP, Inc.	145,200	5,295
Health Care REIT, Inc.	146,999	9,648
Hersha Hospitality Trust	10,100	259
Highwoods Properties, Inc.	95,836	3,829
Hilton Worldwide Holdings, Inc.*	55,734	1,536
Host Hotels & Resorts, Inc.	711,681	14,113
Hudson Pacific Properties, Inc.	154,464	4,382
Kilroy Realty Corp.	86,389	5,801
Kimco Realty Corp.	245,406	5,531
Macerich (The) Co.	75,107	5,603
Mid-America Apartment Communities, Inc.	99,571	7,250
National Retail Properties, Inc.	52,177	1,827
NorthStar Realty Finance Corp.	156,200	2,484
Omega Healthcare Investors, Inc.	49,830	1,711
Outfront Media, Inc.	223,406	5,639
Paramount Group, Inc.	294,119	5,047
Parkway Properties, Inc.	191,500	3,340
Pebblebrook Hotel Trust	146,366	6,276
Post Properties, Inc.	77,285	4,202
Prologis, Inc.	386,509	14,339
PS Business Parks, Inc.	31,138	2,247
Public Storage	54,783	10,100
Regency Centers Corp.	59,028	3,482
Retail Properties of America, Inc., Class A	114,590	1,596
RLJ Lodging Trust	187,250	5,576
Simon Property Group, Inc.	218,409	37,789
SL Green Realty Corp.	118,386	13,009
Strategic Hotels & Resorts, Inc.*	302,896	3,671
Sunstone Hotel Investors, Inc.	65,600	985
Taubman Centers, Inc.	48,050	3,339
UDR, Inc.	247,358	7,923
Ventas, Inc.	201,104	12,487
Vornado Realty Trust	135,215	12,836
WP GLIMCHER, Inc.	166,608	2,254

		367,016

Total Common Stocks(1) (Cost $620,804)		648,998

INVESTMENT COMPANIES - 0.9%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(2)	5,981,829	5,982

Total Investment Companies (Cost $5,982)		5,982

Total Investments - 97.6% (Cost $626,786)		654,980

Other Assets less Liabilities - 2.4%		16,355

NET ASSETS - 100.0%		$671,335

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

At June 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Diversified Real Estate Activities	10.9%
Diversified REITs	7.0
Health Care REITs	4.5
Homebuilding	0.3
Hotel & Resort REITs	5.1
Hotels, Resorts & Cruise Lines	0.2
Industrial REITs	5.3
Office REITs	21.3
Real Estate Development	0.8
Real Estate Operating Companies	7.3
Residential REITs	10.9
Retail REITs	22.5
Specialized REITs	3.9

Total	100.0%

At June 30, 2015, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	59.1%
Euro	11.1
Japanese Yen	7.1
Australian Dollar	7.0
British Pound	6.2
Hong Kong Dollar	5.1
All other currencies less than 5%	4.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Canada	$4,337	$—	$—	$4,337
Hong Kong	5,031	44,448	—	49,479
Mexico	1,007	—	—	1,007
United States	367,016	—	—	367,016
All Other Countries(1)	—	227,159	—	227,159

Total Common Stocks	377,391	271,607	—	648,998

Investment Companies	5,982	—	—	5,982

Total Investments	$383,373	$271,607	$—	$654,980

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At June 30, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$637,253

Gross tax appreciation of investments	$48,885
Gross tax depreciation of investments	(31,158)

Net tax appreciation of investments	$17,727

Transactions in affiliated investments for the three months ended June 30, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$34,714	$115,121	$143,853	$1	$5,982

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND	JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.2%
Australia - 1.2%
Australia & New Zealand Banking Group Ltd.	381,989	$9,466
Beach Energy Ltd.	4,104,797	3,305
BHP Billiton Ltd. ADR	86,149	3,507
Lend Lease Group	73,254	844
Macquarie Group Ltd.	34,745	2,183
REA Group Ltd.	29,209	877
Telstra Corp. Ltd.	479,887	2,261

		22,443

Austria - 1.2%
ams A.G.	14,577	637
Conwert Immobilien Invest S.E.*	244,236	3,096
Erste Group Bank A.G.*	303,585	8,616
Schoeller-Bleckmann Oilfield Equipment A.G.	68,191	4,121
voestalpine A.G.	131,168	5,449

		21,919

Belgium - 0.6%
Anheuser-Busch InBev N.V.	60,841	7,323
KBC Groep N.V.	33,357	2,227
Telenet Group Holding N.V.*	22,498	1,225

		10,775

Brazil - 1.0%
Ambev S.A. ADR	514,357	3,138
Banco do Brasil S.A.	846,194	6,573
BB Seguridade Participacoes S.A.	165,000	1,817
Embraer S.A. ADR	114,243	3,460
Qualicorp S.A.	515,100	3,246

		18,234

Canada - 3.4%
Alimentation Couche Tard, Inc., Class B	54,776	2,343
Barrick Gold Corp.	79,239	845
Brookfield Asset Management, Inc., Class A	73,734	2,576
Canadian National Railway Co.	21,737	1,255
Canadian Natural Resources Ltd.	233,383	6,338
CI Financial Corp.	60,745	1,634
Constellation Software, Inc.	1,899	754
Dollarama, Inc.	26,715	1,619
Enbridge, Inc.	91,181	4,264
Intact Financial Corp.	19,302	1,341
Kinross Gold Corp.*	367,050	855
Magna International, Inc.	78,000	4,375
Manulife Financial Corp.	451,000	8,384
Methanex Corp.	75,300	4,191
Open Text Corp.	73,361	2,973
Rogers Communications, Inc., Class B	76,379	2,714
Saputo, Inc.	51,175	1,238
Suncor Energy, Inc.	156,000	4,297
Toronto-Dominion Bank (The)	74,092	3,147
Toronto-Dominion Bank (The)(New York Exchange)	181,100	7,699
Yamana Gold, Inc.	145,420	436

		63,278

China - 3.4%
Alibaba Group Holding Ltd. ADR*	75,262	6,192
Anhui Conch Cement Co. Ltd., Class H	3,413,200	11,910
Baidu, Inc. ADR*	7,667	1,526
China Construction Bank Corp., Class H	8,244,700	7,490
China Merchants Bank Co. Ltd., Class H	780,500	2,271
China Oilfield Services Ltd., Class H	3,089,700	4,893
CITIC Securities Co. Ltd., Class H	265,000	954
CNOOC Ltd.	175,000	248
Industrial & Commercial Bank of China Ltd., Class H	7,655,000	6,055
Lenovo Group Ltd.	1,100,000	1,512
Mindray Medical International Ltd. ADR	168,460	4,801
NetEase, Inc. ADR	11,532	1,671
Ping An Insurance Group Co. of China Ltd., Class H	175,500	2,354
Tencent Holdings Ltd.	159,900	3,184
Vipshop Holdings Ltd. ADR*	64,012	1,424
Weichai Power Co. Ltd., Class H	1,407,000	4,655
YY, Inc. ADR*	10,734	746

		61,886

Colombia - 0.0%
Cementos Argos S.A.	34,524	123
Grupo Argos S.A.	20,317	132
Grupo de Inversiones Suramericana S.A.	10,084	143

		398

Czech Republic - 0.2%
Komercni banka A.S.	15,986	3,543

Denmark - 1.1%
Coloplast A/S, Class B	18,992	1,249
Novo Nordisk A/S, Class B	271,368	14,883
Novozymes A/S, Class B	47,133	2,245

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.2% continued
Denmark - 1.1% continued
Pandora A/S	18,047	$1,936

		20,313

Finland - 0.4%
Elisa OYJ	23,454	743
Kone OYJ, Class B	51,032	2,075
Sampo OYJ, Class A	86,521	4,083

		6,901

France - 7.9%
Air Liquide S.A.	27,903	3,526
Atos S.E.	53,469	4,000
AXA S.A.	816,618	20,579
Cap Gemini S.A.	46,870	4,158
Carrefour S.A.	72,124	2,307
Cie de Saint-Gobain	74,001	3,330
Cie Generale des Etablissements Michelin	56,746	5,957
Danone S.A.	61,040	3,943
Essilor International S.A.	85,107	10,142
Eurofins Scientific S.E.	3,556	1,085
Groupe Eurotunnel S.E. (Registered)	50,904	737
Hermes International	5,104	1,903
Ingenico Group	6,661	784
JCDecaux S.A.	61,321	2,555
Legrand S.A.	66,292	3,719
L’Oreal S.A.	44,464	7,927
LVMH Moet Hennessy Louis Vuitton S.E.	29,018	5,080
Pernod Ricard S.A.	54,954	6,358
Plastic Omnium S.A.	22,931	584
Publicis Groupe S.A.	22,390	1,654
Sanofi	161,600	15,943
Schneider Electric S.E.	117,125	8,078
Societe Generale S.A.	97,659	4,556
Sodexo S.A.	46,804	4,441
Technip S.A.	58,714	3,637
TOTAL S.A.	108,082	5,259
Unibail-Rodamco S.E.	41,755	10,595
Valeo S.A.	17,804	2,815

		145,652

Germany - 4.1%
adidas A.G.	56,050	4,290
Allianz S.E. (Registered)	45,697	7,115
BASF S.E.	21,849	1,920
Bayer A.G. (Registered)	11,665	1,632
Bayerische Motoren Werke A.G.	26,794	2,931
Brenntag A.G.	33,824	1,939
Continental A.G.	19,091	4,516
Daimler A.G. (Registered)	37,171	3,382
Deutsche Annington Immobilien S.E.	31,153	878
Deutsche Boerse A.G.	84,940	7,031
Deutsche Wohnen A.G. (Bearer)	35,546	814
Dialog Semiconductor PLC*	14,044	759
E.ON S.E.	210,172	2,799
Fielmann A.G.	9,880	671
Fresenius Medical Care A.G. & Co. KGaA	31,588	2,606
Fresenius S.E. & Co. KGaA	60,660	3,905
Linde A.G.	34,731	6,576
ProSiebenSat.1 Media A.G. (Registered)	85,141	4,204
SAP S.E.	96,696	6,738
Siemens A.G. (Registered)	73,692	7,421
Symrise A.G.	31,615	1,962
TUI A.G.	49,860	806
Wirecard A.G.	14,819	569
Zalando S.E.(1) (2) *	20,188	674

		76,138

Hong Kong - 2.8%
AIA Group Ltd.	1,217,200	7,956
Belle International Holdings Ltd.	2,865,000	3,298
BOC Hong Kong Holdings Ltd.	2,183,500	9,080
Cheung Kong Property Holdings Ltd.*	184,197	1,528
China High Precision Automation Group Ltd.*	982,000	5
China Mobile Ltd.	829,328	10,606
China Overseas Land & Investment Ltd.	522,000	1,840
CK Hutchison Holdings Ltd.	560,897	8,225
Hong Kong Exchanges and Clearing Ltd.	54,700	1,928
Orient Overseas International Ltd.	1,110,900	5,658
Techtronic Industries Co. Ltd.	343,500	1,131

		51,255

India - 1.6%
HDFC Bank Ltd. ADR	185,432	11,224
ICICI Bank Ltd. ADR	1,402,026	14,609
Tata Motors Ltd. ADR	125,311	4,320

		30,153

Indonesia - 0.3%
Bank Rakyat Indonesia Persero Tbk PT	4,864,700	3,757
Indofood Sukses Makmur Tbk PT	5,244,400	2,581

		6,338

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.2% continued
Ireland - 2.9%
Experian PLC	119,870	$2,181
ICON PLC*	220,498	14,840
Kingspan Group PLC	35,649	860
Medtronic PLC	68,622	5,085
Shire PLC	307,246	24,697
Smurfit Kappa Group PLC	179,965	4,947

		52,610

Israel - 1.5%
Check Point Software Technologies Ltd.*	54,956	4,372
Israel Chemicals Ltd.	568,700	3,973
Teva Pharmaceutical Industries Ltd. ADR	312,236	18,453

		26,798

Italy - 0.5%
Azimut Holding S.p.A.	37,163	1,086
Banca Generali S.p.A.	41,693	1,468
Intesa Sanpaolo S.p.A.	1,919,195	6,950
Yoox S.p.A.*	21,671	701

		10,205

Japan - 14.6%
Alps Electric Co. Ltd.	24,600	758
Amada Holdings Co. Ltd.	229,257	2,421
Asahi Group Holdings Ltd.	42,400	1,348
Asahi Kasei Corp.	482,000	3,948
Astellas Pharma, Inc.	256,200	3,651
Bank of Yokohama (The) Ltd.	818,531	5,015
Casio Computer Co. Ltd.	39,600	781
Daicel Corp.	102,300	1,313
Daikin Industries Ltd.	54,500	3,919
Denso Corp.	218,500	10,874
Dentsu, Inc.	77,800	4,057
FANUC Corp.	58,220	11,885
Fuji Electric Co. Ltd.	145,000	623
Fuji Heavy Industries Ltd.	140,200	5,150
Hitachi Ltd.	1,279,635	8,429
Hoya Corp.	59,900	2,399
Inpex Corp.	306,211	3,483
Isuzu Motors Ltd.	661,200	8,676
Japan Tobacco, Inc.	154,803	5,509
Kao Corp.	59,100	2,747
KDDI Corp.	319,200	7,677
Keyence Corp.	5,900	3,181
Kobe Steel Ltd.	2,435,000	4,095
Komatsu Ltd.	325,600	6,525
Kyowa Hakko Kirin Co. Ltd.	153,774	2,010
LIXIL Group Corp.	57,300	1,136
M3, Inc.	45,500	914
Minebea Co. Ltd.	100,343	1,654
Mitsubishi Corp.	173,400	3,808
Mitsubishi Estate Co. Ltd.	6,000	129
Mitsubishi UFJ Financial Group, Inc.	1,018,580	7,289
Mitsui & Co. Ltd.	589,000	7,988
Mizuho Financial Group, Inc.	1,966,100	4,239
MS&AD Insurance Group Holdings, Inc.	203,722	6,342
Murata Manufacturing Co. Ltd.	38,700	6,747
Nidec Corp.	27,500	2,063
Nintendo Co. Ltd.	22,301	3,723
Nippon Steel & Sumitomo Metal Corp.	1,749,900	4,532
Nissan Chemical Industries Ltd.	33,200	733
Nitori Holdings Co. Ltd.	22,300	1,814
Nomura Research Institute Ltd.	51,800	2,024
Omron Corp.	103,600	4,500
ORIX Corp.	455,400	6,799
Pola Orbis Holdings, Inc.	12,400	701
Rakuten, Inc.	148,800	2,397
Recruit Holdings Co. Ltd.	19,500	595
SCSK Corp.	23,400	713
Secom Co. Ltd.	157,900	10,242
Shionogi & Co. Ltd.	91,000	3,525
SMC Corp.	30,475	9,168
Sugi Holdings Co. Ltd.	32,998	1,684
Sumitomo Metal Mining Co. Ltd.	540,000	8,211
Sumitomo Mitsui Financial Group, Inc.	140,600	6,247
Sumitomo Mitsui Trust Holdings, Inc.	1,768,576	8,092
Sumitomo Realty & Development Co. Ltd.	85,000	2,979
Suruga Bank Ltd.	185,000	3,967
Suzuki Motor Corp.	162,793	5,495
Sysmex Corp.	45,600	2,714
T&D Holdings, Inc.	286,800	4,272
Tadano Ltd.	38,000	568
Temp Holdings Co. Ltd.	20,100	726
THK Co. Ltd.	96,659	2,087
Tokio Marine Holdings, Inc.	350,391	14,529
Trend Micro, Inc.	27,300	940
Tsuruha Holdings, Inc.	16,500	1,284
Unicharm Corp.	48,800	1,159

		269,203

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.2% continued
Jordan - 0.0%
Hikma Pharmaceuticals PLC	22,183	$675

Malaysia - 0.1%
Genting Bhd.	561,800	1,200

Mexico - 1.0%
America Movil S.A.B. de C.V., Series L ADR	372,436	7,937
Arca Continental S.A.B. de C.V.	129,841	738
Fibra Uno Administracion S.A. de C.V.	314,600	748
Fomento Economico Mexicano S.A.B. de C.V. ADR	9,812	874
Grupo Televisa S.A.B. ADR	194,853	7,564

		17,861

Netherlands - 2.8%
Aegon N.V.	1,026,646	7,538
Core Laboratories N.V.	77,045	8,786
Heineken N.V.	155,414	11,832
ING Groep N.V. - CVA	174,260	2,890
NXP Semiconductors N.V.*	33,768	3,316
Royal Dutch Shell PLC, Class A	577,350	16,443

		50,805

Norway - 1.5%
DNB ASA	758,661	12,640
Gjensidige Forsikring ASA	37,829	609
Norsk Hydro ASA	2,443,245	10,296
Statoil ASA ADR	245,577	4,396

		27,941

Peru - 0.1%
Credicorp Ltd.	11,068	1,538

Portugal - 0.0%
Jeronimo Martins SGPS S.A.	50,692	651

Russia - 0.4%
Lukoil OAO ADR	162,700	7,307

Singapore - 1.4%
DBS Group Holdings Ltd.	520,100	7,980
Golden Agri-Resources Ltd.	5,055,381	1,538
Keppel Corp. Ltd.	1,297,300	7,907
United Overseas Bank Ltd.	508,245	8,696

		26,121

South Africa - 1.1%
Bidvest Group Ltd.	41,405	1,045
FirstRand Ltd.	490,067	2,147
Lonmin PLC*	8,558	15
MTN Group Ltd.	128,514	2,415
Naspers Ltd., Class N	10,325	1,596
Sanlam Ltd.	102,484	559
Sasol Ltd. ADR	330,200	12,237
Steinhoff International Holdings Ltd.	181,128	1,143

		21,157

South Korea - 2.0%
Amorepacific Corp.	2,239	838
Hyundai Mobis Co. Ltd.	22,399	4,269
Hyundai Motor Co.	23,665	2,881
KB Financial Group, Inc. ADR	97,660	3,210
Korea Electric Power Corp. ADR	389,289	7,926
POSCO	16,368	3,247
Samsung Electronics Co. Ltd.	7,659	8,700
Samsung Electronics Co. Ltd. GDR	7,500	4,278
SK Hynix, Inc.	42,520	1,616

		36,965

Spain - 2.1%
Abertis Infraestructuras S.A.	78,393	1,285
Amadeus IT Holding S.A., Class A	269,694	10,738
Banco Bilbao Vizcaya Argentaria S.A.	1,216,546	11,967
Banco Santander S.A.	572,138	3,994
Bankinter S.A.	254,553	1,887
Distribuidora Internacional de Alimentacion S.A.	162,196	1,242
Inditex S.A.	34,603	1,128
Mapfre S.A.	611,743	2,112
Repsol S.A.	215,039	3,785
Viscofan S.A.	10,273	623

		38,761

Sweden - 2.9%
Assa Abloy AB, Class B	152,953	2,880
Atlas Copco AB, Class A	347,680	9,716
Getinge AB, Class B	276,208	6,644
Hexagon AB, Class B	32,407	1,173
Hexpol AB	70,158	722
Intrum Justitia AB	22,048	667
Investor AB, Class B	134,476	5,004
Nordea Bank AB	671,700	8,364
Sandvik AB	266,005	2,937
Svenska Cellulosa AB S.C.A., Class B	174,400	4,434
Telefonaktiebolaget LM Ericsson, Class B	199,873	2,069
TeliaSonera AB	691,880	4,070

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.2% continued
Sweden - 2.9% continued
Volvo AB, Class B	355,861	$4,412

		53,092

Switzerland - 8.7%
ABB Ltd. (Registered)*	181,083	3,794
ACE Ltd.	41,183	4,188
Actelion Ltd. (Registered)*	22,603	3,315
Cie Financiere Richemont S.A. (Registered)	93,922	7,656
Clariant A.G. (Registered)*	105,606	2,162
Credit Suisse Group A.G. ADR*	159,401	4,399
Geberit A.G. (Registered)	5,465	1,825
Glencore PLC*	1,990,692	7,991
Holcim Ltd. (Registered)*	78,114	5,775
Lonza Group A.G. (Registered)*	10,774	1,442
Nestle S.A. (Registered)	269,803	19,503
Novartis A.G. (Registered)	252,771	24,967
Novartis A.G. ADR	92,756	9,122
Partners Group Holding A.G.	9,853	2,942
Roche Holding A.G. (Genusschein)	92,264	25,903
Swatch Group (The) A.G. (Bearer)	10,776	4,203
Syngenta A.G. (Registered)	19,271	7,897
UBS Group A.G. (Registered)	544,738	11,550
Zurich Insurance Group A.G.*	39,314	11,983

		160,617

Taiwan - 1.8%
Advanced Semiconductor Engineering, Inc.	5,597,415	7,516
AU Optronics Corp. ADR	1,493,600	6,661
CTBC Financial Holding Co. Ltd.	1,229,000	968
Fubon Financial Holding Co. Ltd.	1,146,000	2,288
Largan Precision Co. Ltd.	19,000	2,175
Siliconware Precision Industries Co. Ltd.	381,000	575
Taiwan Semiconductor Manufacturing Co. Ltd.	684,000	3,082
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	430,350	9,773

		33,038

Thailand - 0.1%
Advanced Info Service PCL (Registered)	147,100	1,045

Turkey - 0.9%
Akbank T.A.S.	1,405,684	4,033
KOC Holding A.S. ADR	361,000	8,400
Turkiye Garanti Bankasi A.S.	1,182,136	3,679

		16,112

United Arab Emirates - 0.1%
Dubai Islamic Bank PJSC	381,158	708
Emaar Properties PJSC	387,366	827

		1,535

United Kingdom - 14.5%
Anglo American PLC	238,809	3,451
Antofagasta PLC	199,926	2,164
Aon PLC	73,677	7,344
ARM Holdings PLC	50,400	825
ARM Holdings PLC ADR	292,088	14,391
Ashtead Group PLC	123,776	2,141
Babcock International Group PLC	71,459	1,211
BAE Systems PLC	1,066,144	7,567
Berkeley Group Holdings PLC	14,907	785
BP PLC ADR	48,774	1,949
BT Group PLC	699,825	4,956
BTG PLC*	95,866	946
Bunzl PLC	72,506	1,982
Capita PLC	97,719	1,903
Centrica PLC	2,132,852	8,855
Compass Group PLC	150,531	2,494
Derwent London PLC	20,945	1,118
Diageo PLC	823,642	23,874
easyJet PLC	164,530	3,993
GlaxoSmithKline PLC	356,078	7,412
Halma PLC	65,130	781
Hiscox Ltd.	58,242	769
HSBC Holdings PLC	381,842	3,419
HSBC Holdings PLC (Hongkong Exchange)	65,726	594
Imperial Tobacco Group PLC	167,411	8,082
Indivior PLC*	386,191	1,363
InterContinental Hotels Group PLC	48,080	1,940
ITV PLC	2,543,017	10,508
Just Eat PLC*	105,653	674
Lloyds Banking Group PLC	6,650,280	8,927
Man Group PLC	1,574,792	3,881
Marks & Spencer Group PLC	991,200	8,358
Merlin Entertainments PLC	202,984	1,361
Next PLC	21,821	2,557
Noble Corp. PLC	146,970	2,262
Persimmon PLC*	314,081	9,761
Provident Financial PLC	37,752	1,735
Prudential PLC	323,104	7,797
Reckitt Benckiser Group PLC	127,246	10,987

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.2% continued
United Kingdom - 14.5% continued
Reed Elsevier PLC	69,083	$1,125
Rio Tinto PLC	172,200	7,082
Rio Tinto PLC ADR	124,338	5,124
Rolls-Royce Holdings PLC*	639,146	8,748
Sage Group (The) PLC	129,309	1,041
Schroders PLC	26,389	1,316
Sky PLC	243,882	3,978
SSE PLC	71,627	1,731
Standard Chartered PLC	769,238	12,305
Subsea 7 S.A.*	350,127	3,424
Taylor Wimpey PLC	423,726	1,236
UBM PLC	67,699	569
Unilever PLC	189,395	8,141
Vodafone Group PLC ADR	205,278	7,482
Whitbread PLC	42,710	3,323
Willis Group Holdings PLC	172,165	8,075
WPP PLC	306,483	6,877

		266,694

United States - 3.0%
Axis Capital Holdings Ltd.	79,800	4,259
Carnival Corp.	261,322	12,907
Everest Re Group Ltd.	55,064	10,022
Freeport-McMoRan, Inc.	186,869	3,480
Genpact Ltd.*	112,260	2,395
Las Vegas Sands Corp.	135,765	7,137
Philip Morris International, Inc.	59,610	4,779
Schlumberger Ltd.	54,455	4,693
Thomson Reuters Corp.	68,340	2,602
Valeant Pharmaceuticals International, Inc.*	4,466	992
Wynn Resorts Ltd.	27,651	2,728

		55,994

Total Common Stocks(3) (Cost $1,496,953)		1,717,151

PREFERRED STOCKS - 2.2%
Brazil - 0.8%
Banco Bradesco S.A.	208,680	1,913
Banco Bradesco S.A. ADR	1,097,886	10,056
Itau Unibanco Holding S.A.	109,480	1,206
Itau Unibanco Holding S.A. ADR	173,675	1,902

		15,077

Colombia - 0.4%
Bancolombia S.A. ADR	167,357	7,197
Grupo Aval Acciones y Valores S.A. ADR	58,410	572
Grupo de Inversiones Suramericana S.A.	9,042	126

		7,895

Germany - 1.0%
Henkel A.G. & Co. KGaA	30,398	3,409
Volkswagen A.G.	59,463	13,784

		17,193

Total Preferred Stocks(3) (Cost $43,085)		40,165

RIGHTS - 0.0%
Spain - 0.0%
Repsol S.A.*	215,016	111

Total Rights (Cost $118)		111

INVESTMENT COMPANIES - 4.1%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(4)	76,120,777	76,121

Total Investment Companies (Cost $76,121)		76,121

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.05%, 10/8/15(5) (6)	$3,560	$3,560

Total Short-Term Investments (Cost $3,560)		3,560

Total Investments - 99.7% (Cost $1,619,837)		1,837,108

Other Assets less Liabilities - 0.3%		6,188

NET ASSETS - 100.0%		$1,843,296

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

(1)	Restricted security that has been deemed illiquid. At June 30, 2015, the value of these restricted illiquid securities amounted to approximately $674,000 or 0.04% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Zalando S.E.	6/11/15-6/19/15	$697

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
(6)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Mini MSCI EAFE Index	321	$29,436	Long	9/15	$(525)

At June 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.2%
Consumer Staples	8.7
Energy	6.0
Financials	28.1
Health Care	12.5
Industrials	10.9
Information Technology	8.7
Materials	7.7
Telecommunication Services	3.0
Utilities	1.2

Total	100.0%

At June 30, 2015, the Fund’s investments were denominated in the following currencies :

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	21.2%
United States Dollar	20.9
Japanese Yen	15.3
British Pound	14.3
Swiss Franc	7.7
Hong Kong Dollar	5.5
All other currencies less than 5%	15.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2015 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Australia	$3,507	$18,936	$—	$22,443
Brazil	18,234	—	—	18,234
Canada	63,278	—	—	63,278
China	16,360	45,526	—	61,886
Colombia	398	—	—	398
Hong Kong	1,528	49,722	5	51,255
India	30,153	—	—	30,153
Ireland	19,924	32,686	—	52,610
Israel	22,825	3,973	—	26,798
Mexico	17,861	—	—	17,861
Netherlands	12,102	38,703	—	50,805
Norway	4,396	23,545	—	27,941
Peru	1,538	—	—	1,538
Russia	7,307	—	—	7,307
South Africa	12,237	8,920	—	21,157
South Korea	11,136	25,829	—	36,965

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued	JUNE 30, 2015 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Switzerland	$17,709	$142,908	$—	$160,617
Taiwan	16,434	16,604	—	33,038
Thailand	1,045	—	—	1,045
Turkey	8,400	7,712	—	16,112
United Kingdom	46,627	220,067	—	266,694
United States	55,994	—	—	55,994
All Other Countries(1)	—	693,022	—	693,022

Total Common Stocks	388,993	1,328,153	5	1,717,151

Preferred Stocks
Germany	—	17,193	—	17,193
All Other Countries(1)	22,972	—	—	22,972

Total Preferred Stocks	22,972	17,193	—	40,165

Rights(1)	111	—	—	111
Investment Companies	76,121	—	—	76,121
Short-Term Investments	—	3,560	—	3,560

Total Investments	$488,197	$1,348,906	$5	$1,837,108

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(525)	$—	$—	$(525)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2015, the there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/15 (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 6/30/15 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 6/30/15 (000S)
Common Stocks
Hong Kong	$5	$—	$—	$—	$—	$—	$—	$5	$—

The Fund valued the securities included in the balance as of 6/30/15 above using prices provided by the Asset Management PVC.

Federal Tax Information:

At June 30, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,651,727
Gross tax appreciation of investments	$292,869
Gross tax depreciation of investments	(107,488)

Net tax appreciation of investments	$185,381

Transactions in affiliated investments for the three months ended June 30, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$63,359	$268,314	$255,552	$2	$76,121

MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND	JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2%
Aerospace & Defense - 2.9%
Boeing (The) Co.	12,757	$1,770
Northrop Grumman Corp.	52,800	8,376
Raytheon Co.	41,300	3,951

		14,097

Apparel & Textile Products - 2.0%
NIKE, Inc., Class B	72,324	7,813
Under Armour, Inc., Class A*	19,322	1,612

		9,425

Automotive - 1.3%
Johnson Controls, Inc.	85,600	4,240
Tesla Motors, Inc.*	7,138	1,915

		6,155

Banking - 4.1%
Bank of America Corp.	289,100	4,920
BB&T Corp.	105,000	4,233
Citigroup, Inc.	84,300	4,657
JPMorgan Chase & Co.	60,200	4,079
SunTrust Banks, Inc.	40,400	1,738

		19,627

Biotechnology & Pharmaceuticals - 13.5%
Alexion Pharmaceuticals, Inc.*	10,478	1,894
Allergan PLC*	11,388	3,456
Biogen, Inc.*	19,118	7,723
Bristol-Myers Squibb Co.	40,141	2,671
Celgene Corp.*	53,674	6,212
Eli Lilly & Co.	64,900	5,418
Gilead Sciences, Inc.	56,221	6,582
Johnson & Johnson	44,800	4,366
Merck & Co., Inc.	182,209	10,373
Novo Nordisk A/S ADR	32,796	1,796
Pfizer, Inc.	285,865	9,585
Regeneron Pharmaceuticals, Inc.*	2,705	1,380
Shire PLC ADR	8,389	2,026
Vertex Pharmaceuticals, Inc.*	8,266	1,021

		64,503

Chemicals - 1.6%
BASF S.E. ADR	13,918	1,234
E.I. du Pont de Nemours & Co.	63,700	4,073
Monsanto Co.	14,916	1,590
Sherwin-Williams (The) Co.	3,283	903

		7,800

Consumer Products - 6.5%
Archer-Daniels-Midland Co.	87,900	4,239
ConAgra Foods, Inc.	40,800	1,784
Estee Lauder (The) Cos., Inc., Class A	53,456	4,632
Herbalife Ltd.*	85,076	4,687
Kraft Foods Group, Inc.	51,800	4,410
Mondelez International, Inc., Class A	121,696	5,007
Monster Beverage Corp.*	4,337	581
Philip Morris International, Inc.	53,200	4,265
Tyson Foods, Inc., Class A	31,000	1,321

		30,926

Electrical Equipment - 0.3%
TE Connectivity Ltd.	18,800	1,209

Engineering & Construction Services - 1.4%
Fluor Corp.	20,200	1,071
KBR, Inc.	289,100	5,632

		6,703

Gaming, Lodging & Restaurants - 1.1%
Chipotle Mexican Grill, Inc.*	1,786	1,081
Marriott International, Inc., Class A	22,374	1,664
Starbucks Corp.	45,380	2,433

		5,178

Hardware - 4.6%
Apple, Inc.	95,403	11,966
Cisco Systems, Inc.	149,400	4,103
EMC Corp.	173,084	4,568
Hewlett-Packard Co.	50,900	1,527

		22,164

Health Care Facilities & Services - 4.7%
Cardinal Health, Inc.	50,400	4,216
Express Scripts Holding Co.*	100,761	8,962
HCA Holdings, Inc.*	56,612	5,136
Quest Diagnostics, Inc.	59,300	4,300

		22,614

Home & Office Products - 0.6%
Lennar Corp., Class B	33,664	1,451
Tupperware Brands Corp.	24,600	1,588

		3,039

Institutional Financial Services - 1.5%
Bank of New York Mellon (The) Corp.	104,900	4,403
Goldman Sachs Group (The), Inc.	5,852	1,222
Morgan Stanley	37,963	1,472

		7,097

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2% continued
Insurance - 4.3%
Allstate (The) Corp.	64,000	$4,152
American International Group, Inc.	36,500	2,256
CNO Financial Group, Inc.	443,300	8,134
Marsh & McLennan Cos., Inc.	73,000	4,139
Voya Financial, Inc.	40,900	1,901

		20,582

Iron & Steel - 0.5%
Carpenter Technology Corp.	57,200	2,213

Machinery - 0.1%
Flowserve Corp.	10,900	574

Media - 5.9%
Aimia, Inc.	153,700	1,677
Comcast Corp., Class A	78,290	4,708
Facebook, Inc., Class A*	49,957	4,285
Google, Inc., Class A*	3,273	1,767
Google, Inc., Class C*	3,227	1,680
LinkedIn Corp., Class A*	9,357	1,933
Priceline Group (The), Inc.*	1,583	1,823
Time Warner, Inc.	13,569	1,186
TripAdvisor, Inc.*	7,088	618
Twitter, Inc.*	23,048	835
Walt Disney (The) Co.	65,248	7,447

		27,959

Medical Equipment & Devices - 1.8%
Abbott Laboratories	38,170	1,874
Baxter International, Inc.	66,000	4,615
Illumina, Inc.*	8,707	1,901

		8,390

Metals & Mining - 0.4%
Alcoa, Inc.	137,700	1,535
Cameco Corp.	40,300	576

		2,111

Oil, Gas & Coal - 6.9%
BP PLC ADR	31,300	1,251
Chesapeake Energy Corp.	60,700	678
Chevron Corp.	42,000	4,052
Concho Resources, Inc.*	11,663	1,328
ConocoPhillips	79,100	4,858
Ensco PLC, Class A	188,000	4,187
EOG Resources, Inc.	12,748	1,116
Halliburton Co.	94,600	4,074
Marathon Oil Corp.	147,200	3,907
Occidental Petroleum Corp.	56,000	4,355
Royal Dutch Shell PLC, Class A ADR	34,000	1,938
Schlumberger Ltd.	12,628	1,088

		32,832

Real Estate Investment Trusts - 0.3%
American Tower Corp.	14,046	1,310

Retail - Consumer Staples - 4.0%
Costco Wholesale Corp.	46,177	6,237
CVS Health Corp.	86,384	9,060
Dollar General Corp.	9,418	732
Kroger (The) Co.	15,139	1,098
Wal-Mart Stores, Inc.	29,600	2,099

		19,226

Retail - Discretionary - 7.0%
Alibaba Group Holding Ltd. ADR*	15,848	1,304
Amazon.com, Inc.*	9,057	3,932
eBay, Inc.*	77,686	4,680
Home Depot (The), Inc.	5,500	611
Inditex S.A. ADR	119,785	1,944
JD.com, Inc. ADR*	39,305	1,340
Lowe’s Cos., Inc.	61,600	4,125
Netflix, Inc.*	4,172	2,741
Nordstrom, Inc.	62,970	4,691
O’Reilly Automotive, Inc.*	6,841	1,546
Tiffany & Co.	6,702	615
TJX (The) Cos., Inc.	89,787	5,941
Vipshop Holdings Ltd. ADR*	9,778	218

		33,688

Semiconductors - 2.3%
ARM Holdings PLC ADR	24,563	1,210
Intel Corp.	139,000	4,227
NXP Semiconductors N.V.*	10,609	1,042
QUALCOMM, Inc.	70,601	4,422

		10,901

Software - 7.3%
Adobe Systems, Inc.*	85,483	6,925
CA, Inc.	330,754	9,688
FireEye, Inc.*	15,080	738
Microsoft Corp.	76,500	3,377

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2% continued
Software - 7.3% continued
Oracle Corp.	130,053	$5,241
Red Hat, Inc.*	23,210	1,762
Salesforce.com, Inc.*	31,190	2,172
Splunk, Inc.*	17,884	1,245
Tencent Holdings Ltd. ADR	97,351	1,952
VMware, Inc., Class A*	9,546	818
Workday, Inc., Class A*	15,271	1,167

		35,085

Specialty Finance - 2.6%
Ally Financial, Inc.*	105,065	2,357
MasterCard, Inc., Class A	76,428	7,144
Visa, Inc., Class A	42,928	2,883

		12,384

Technology Services - 1.0%
McGraw Hill Financial, Inc.	11,266	1,132
Xerox Corp.	356,700	3,795

		4,927

Telecom - 2.2%
AT&T, Inc.	124,200	4,412
Verizon Communications, Inc.	104,878	4,888
Vodafone Group PLC ADR	26,945	982

		10,282

Transportation & Logistics - 0.8%
Canadian Pacific Railway Ltd.	6,850	1,098
Euronav N.V.	104,600	1,549
FedEx Corp.	7,700	1,312

		3,959

Utilities - 1.9%
American Electric Power Co., Inc.	10,900	577
Edison International	72,200	4,013
Entergy Corp.	20,300	1,431
Exelon Corp.	78,800	2,476
NextEra Energy, Inc.	5,600	549

		9,046

Waste & Environment Services & Equipment - 0.8%
Waste Management, Inc.	84,100	3,898

Total Common Stocks (Cost $325,433)		459,904

MASTER LIMITED PARTNERSHIPS - 0.2%
Transportation & Logistics - 0.2%
Golar LNG Partners L.P.	38,761	956

Total Master Limited Partnerships (Cost $983)		956

INVESTMENT COMPANIES - 2.2%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1)	10,267,264	10,267

Total Investment Companies (Cost $10,267)		10,267

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.05%, 10/8/15(2) (3)	$945	$945

Total Short-Term Investments (Cost $945)		945

Total Investments - 98.8% (Cost $337,628)		472,072

Other Assets less Liabilities - 1.2%		5,778

NET ASSETS - 100.0%		$477,850

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	Security pledged as collateral to cover margin requirements for open futures contracts.
(3)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-mini S&P 500	23	$2,363	Long	9/15	$(50)

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND continued	JUNE 30, 2015 (UNAUDITED)

At June 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	15.1%
Consumer Staples	10.7
Energy	7.8
Financials	11.3
Health Care	20.7
Industrials	6.0
Information Technology	21.6
Materials	2.5
Telecommunication Services	2.3
Utilities	2.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Media	$26,282	$1,677	$—	$27,959
All Other Industries(1)	431,945	—	—	431,945

Total Common Stocks	458,227	1,677	—	459,904

Master Limited Partnerships(1)	956	—	—	956
Investment Companies	10,267	—	—	10,267
Short-Term Investments	—	945	—	945

Total Investments	$469,450	$2,622	$—	$472,072

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(50)	$—	$—	$(50)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At June 30, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$342,266

Gross tax appreciation of investments	$144,208
Gross tax depreciation of investments	(14,402)

Net tax appreciation of investments	$129,806

Transactions in affiliated investments for the three months ended June 30, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)		VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$11,705	$105,068	$106,506	$—	*	$10,267

*	Amount rounds to less than one thousand.

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND	JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%
Aerospace & Defense - 1.9%
Harris Corp.	51,310	$3,946
Huntington Ingalls Industries, Inc.	14,600	1,644
L-3 Communications Holdings, Inc.	13,700	1,553
Northrop Grumman Corp.	16,300	2,586
Orbital ATK, Inc.	9,600	704
Raytheon Co.	9,800	938
Spirit AeroSystems Holdings, Inc., Class A*	42,040	2,317
Triumph Group, Inc.	10,600	699

		14,387

Apparel & Textile Products - 2.0%
Carter’s, Inc.	57,393	6,101
PVH Corp.	17,220	1,984
Under Armour, Inc., Class A*	84,033	7,011

		15,096

Asset Management - 2.3%
Affiliated Managers Group, Inc.*	24,940	5,452
Ameriprise Financial, Inc.	8,400	1,050
Ashford, Inc.*	1,056	92
E*TRADE Financial Corp.*	212,525	6,365
Invesco Ltd.	116,090	4,352

		17,311

Automotive - 1.1%
Autoliv, Inc.	10,300	1,203
Cooper Tire & Rubber Co.	60,300	2,040
Goodyear Tire & Rubber (The) Co.	41,700	1,257
Lear Corp.	12,000	1,347
Magna International, Inc.	35,850	2,011

		7,858

Banking - 5.3%
Banco Latinoamericano de Comercio Exterior S.A.	43,400	1,397
East West Bancorp, Inc.	132,503	5,939
Fifth Third Bancorp	150,600	3,135
Huntington Bancshares, Inc.	301,400	3,409
KeyCorp	179,000	2,688
Regions Financial Corp.	139,700	1,447
Signature Bank*	38,411	5,623
SunTrust Banks, Inc.	225,026	9,681
Webster Financial Corp.	151,975	6,011

		39,330

Biotechnology & Pharmaceuticals - 1.1%
Lannett Co., Inc.*	34,255	2,036
Perrigo Co. PLC	27,096	5,008
United Therapeutics Corp.*	6,800	1,183

		8,227

Chemicals - 2.3%
Albemarle Corp.	27,930	1,544
Cabot Corp.	29,200	1,089
Celanese Corp., Series A	50,970	3,664
CF Industries Holdings, Inc.	31,000	1,993
Eastman Chemical Co.	26,000	2,127
Huntsman Corp.	127,100	2,805
Mosaic (The) Co.	60,890	2,853
Olin Corp.	51,675	1,392

		17,467

Commercial Services - 1.4%
KAR Auction Services, Inc.	71,250	2,665
RR Donnelley & Sons Co.	94,600	1,649
ServiceMaster Global Holdings, Inc.*	101,395	3,667
Towers Watson & Co., Class A	18,900	2,378
Vectrus, Inc.*	4,427	110

		10,469

Consumer Products - 3.9%
Archer-Daniels-Midland Co.	38,800	1,871
Church & Dwight Co., Inc.	70,371	5,709
ConAgra Foods, Inc.	27,500	1,202
Fresh Del Monte Produce, Inc.	42,800	1,655
Hain Celestial Group (The), Inc.*	84,555	5,569
JM Smucker (The) Co.	34,127	3,700
Pinnacle Foods, Inc.	42,205	1,922
Tyson Foods, Inc., Class A	169,860	7,241

		28,869

Containers & Packaging - 1.2%
Berry Plastics Group, Inc.*	54,085	1,752
Crown Holdings, Inc.*	28,630	1,515
International Paper Co.	50,550	2,406
Owens-Illinois, Inc.*	38,300	879
Rock-Tenn Co., Class A	38,000	2,287

		8,839

Distributors - Discretionary - 1.5%
Fastenal Co.	81,093	3,420
Ingram Micro, Inc., Class A*	36,900	924
LKQ Corp.*	201,667	6,099

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Distributors - Discretionary - 1.5% continued
Tech Data Corp.*	17,300	$996

		11,439

Electrical Equipment - 1.4%
Amphenol Corp., Class A	114,931	6,662
Roper Technologies, Inc.	24,074	4,152

		10,814

Engineering & Construction Services - 1.0%
KBR, Inc.	192,175	3,744
SBA Communications Corp., Class A*	20,775	2,388
Tutor Perini Corp.*	46,800	1,010

		7,142

Gaming, Lodging & Restaurants - 1.4%
Bloomin’ Brands, Inc.	71,450	1,525
Brinker International, Inc.	22,300	1,286
Chipotle Mexican Grill, Inc.*	7,488	4,530
Panera Bread Co., Class A*	19,231	3,361

		10,702

Hardware - 2.0%
Brocade Communications Systems, Inc.	164,000	1,948
Ciena Corp.*	143,250	3,392
Corning, Inc.	108,700	2,145
Lexmark International, Inc., Class A	43,100	1,905
Seagate Technology PLC	30,100	1,430
Western Digital Corp.	55,700	4,368

		15,188

Health Care Facilities & Services - 3.9%
Aetna, Inc.	22,700	2,893
Bio-Reference Laboratories, Inc.*	32,900	1,357
Cigna Corp.	26,000	4,212
HCA Holdings, Inc.*	45,135	4,095
Laboratory Corp. of America Holdings*	24,705	2,995
MEDNAX, Inc.*	18,590	1,378
Owens & Minor, Inc.	36,800	1,251
PAREXEL International Corp.*	69,726	4,484
Quest Diagnostics, Inc.	19,200	1,392
Select Medical Holdings Corp.	111,600	1,808
VCA, Inc.*	66,265	3,605

		29,470

Home & Office Products - 0.6%
NACCO Industries, Inc., Class A	7,929	482
Stanley Black & Decker, Inc.	17,825	1,876
Whirlpool Corp.	13,300	2,301

		4,659

Institutional Financial Services - 1.9%
Intercontinental Exchange, Inc.	22,055	4,932
Raymond James Financial, Inc.	137,480	8,191
State Street Corp.	11,500	885

		14,008

Insurance - 4.9%
Aflac, Inc.	13,700	852
Allstate (The) Corp.	32,900	2,134
American Financial Group, Inc.	25,700	1,672
Aspen Insurance Holdings Ltd.	25,500	1,221
Assurant, Inc.	15,400	1,032
Endurance Specialty Holdings Ltd.	23,200	1,524
Everest Re Group Ltd.	17,500	3,185
Hartford Financial Services Group (The), Inc.	139,105	5,783
Lincoln National Corp.	54,200	3,210
Montpelier Re Holdings Ltd.	33,200	1,311
PartnerRe Ltd.	10,700	1,375
Principal Financial Group, Inc.	23,900	1,226
Unum Group	92,000	3,289
Validus Holdings Ltd.	32,200	1,417
Voya Financial, Inc.	113,455	5,272
XL Group PLC	63,180	2,350

		36,853

Iron & Steel - 0.7%
Nucor Corp.	44,910	1,979
Reliance Steel & Aluminum Co.	16,300	986
United States Steel Corp.	96,250	1,985

		4,950

Leisure Products - 0.8%
Polaris Industries, Inc.	35,432	5,248
Vista Outdoor, Inc.*	11,100	498

		5,746

Machinery - 3.2%
AGCO Corp.	67,400	3,827
Crane Co.	24,300	1,427
Hyster-Yale Materials Handling, Inc.	15,858	1,099
IDEX Corp.	56,736	4,458
ITT Corp.	107,820	4,511
Middleby (The) Corp.*	59,770	6,708

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Machinery - 3.2% continued
Oshkosh Corp.	42,200	$1,789

		23,819

Media - 1.0%
Expedia, Inc.	10,625	1,162
Gannett Co., Inc.*	12,053	169
Starz, Class A*	70,540	3,154
TEGNA, Inc.	93,895	3,011

		7,496

Medical Equipment & Devices - 4.8%
Align Technology, Inc.*	70,562	4,425
Boston Scientific Corp.*	163,075	2,886
Cooper (The) Cos., Inc.	27,433	4,882
CR Bard, Inc.	28,363	4,842
Globus Medical, Inc., Class A*	104,960	2,694
Hologic, Inc.*	78,075	2,972
IDEXX Laboratories, Inc.*	40,122	2,573
Sirona Dental Systems, Inc.*	49,206	4,941
STERIS Corp.	29,139	1,878
Varian Medical Systems, Inc.*	48,330	4,076

		36,169

Metals & Mining - 0.2%
Alcoa, Inc.	105,400	1,175

Oil, Gas & Coal - 5.5%
Atwood Oceanics, Inc.	26,300	696
Bristow Group, Inc.	15,800	842
Concho Resources, Inc.*	24,357	2,773
Encana Corp.	228,690	2,520
Energen Corp.	62,640	4,278
Helmerich & Payne, Inc.	11,000	775
Hess Corp.	83,760	5,602
Marathon Petroleum Corp.	61,400	3,212
Newfield Exploration Co.*	123,110	4,447
Precision Drilling Corp.	596,035	4,005
Range Resources Corp.	43,518	2,149
Superior Energy Services, Inc.	45,927	966
Tesoro Corp.	32,500	2,743
Valero Energy Corp.	90,685	5,677

		40,685

Passenger Transportation - 0.4%
Alaska Air Group, Inc.	22,100	1,424
American Airlines Group, Inc.	31,175	1,245

		2,669

Real Estate - 0.8%
CBRE Group, Inc., Class A*	171,095	6,331

Real Estate Investment Trusts - 5.4%
Annaly Capital Management, Inc.	137,500	1,264
Ashford Hospitality Prime, Inc.	8,005	120
Ashford Hospitality Trust, Inc.	91,900	777
BioMed Realty Trust, Inc.	226,579	4,382
Brandywine Realty Trust	132,400	1,758
Capstead Mortgage Corp.	83,900	931
CBL & Associates Properties, Inc.	197,000	3,191
DuPont Fabros Technology, Inc.	155,677	4,585
Government Properties Income Trust	52,000	965
Hospitality Properties Trust	68,400	1,971
Inland Real Estate Corp.	80,238	756
Lexington Realty Trust	186,700	1,583
Liberty Property Trust	142,600	4,595
MFA Financial, Inc.	125,300	926
Omega Healthcare Investors, Inc.	57,600	1,977
PennyMac Mortgage Investment Trust	46,700	814
Piedmont Office Realty Trust, Inc., Class A	52,900	931
SL Green Realty Corp.	37,380	4,108
Sunstone Hotel Investors, Inc.	290,580	4,362

		39,996

Retail - Consumer Staples - 0.3%
Kroger (The) Co.	24,700	1,791
SUPERVALU, Inc.*	81,300	658

		2,449

Retail - Discretionary - 6.7%
American Eagle Outfitters, Inc.	310,160	5,341
Beacon Roofing Supply, Inc.*	56,064	1,862
Coach, Inc.	58,660	2,030
Copart, Inc.*	123,434	4,379
Dillard’s, Inc., Class A	14,500	1,525
DSW, Inc., Class A	96,010	3,204
Foot Locker, Inc.	33,780	2,264
GameStop Corp., Class A	34,700	1,491
Group 1 Automotive, Inc.	7,600	690
Kohl’s Corp.	68,610	4,296
Macy’s, Inc.	40,800	2,753
O’Reilly Automotive, Inc.*	36,386	8,223
Tiffany & Co.	42,372	3,890
Tractor Supply Co.	86,249	7,757

		49,705

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% continued
Semiconductors - 2.1%
Applied Materials, Inc.	119,875	$2,304
Broadcom Corp., Class A	100,525	5,176
Integrated Device Technology, Inc.*	84,995	1,845
Micron Technology, Inc.*	90,675	1,708
NXP Semiconductors N.V.*	14,785	1,452
Skyworks Solutions, Inc.	20,800	2,165
Vishay Intertechnology, Inc.	76,700	896

		15,546

Software - 6.0%
ANSYS, Inc.*	53,277	4,861
CA, Inc.	56,700	1,661
Cerner Corp.*	88,118	6,085
Check Point Software Technologies Ltd.*	27,545	2,191
Electronic Arts, Inc.*	46,880	3,117
Intuit, Inc.	58,803	5,926
Manhattan Associates, Inc.*	109,286	6,519
Red Hat, Inc.*	71,654	5,441
Tyler Technologies, Inc.*	47,309	6,121
Ultimate Software Group (The), Inc.*	18,666	3,067

		44,989

Specialty Finance - 2.9%
AerCap Holdings N.V.*	51,315	2,350
Aircastle Ltd.	47,200	1,070
CIT Group, Inc.	31,100	1,446
CoreLogic, Inc.*	35,920	1,426
Discover Financial Services	63,300	3,647
Fiserv, Inc.*	84,525	7,001
GATX Corp.	64,740	3,441
Synchrony Financial*	27,615	909

		21,290

Technology Services - 4.2%
Broadridge Financial Solutions, Inc.	47,908	2,396
Cognizant Technology Solutions Corp., Class A*	93,323	5,701
Convergys Corp.	72,300	1,843
CoStar Group, Inc.*	19,854	3,996
Engility Holdings, Inc.	2,400	60
Gartner, Inc.*	45,272	3,884
IHS, Inc., Class A*	26,077	3,354
Sykes Enterprises, Inc.*	69,800	1,693
TeleTech Holdings, Inc.	39,600	1,072
Verisk Analytics, Inc.*	72,544	5,278
Xerox Corp.	204,200	2,173

		31,450

Telecom - 0.9%
Level 3 Communications, Inc.*	117,250	6,175
Spok Holdings, Inc.	41,200	694

		6,869

Transportation & Logistics - 1.5%
Con-way, Inc.	47,200	1,811
Genesee & Wyoming, Inc., Class A*	43,962	3,349
JB Hunt Transport Services, Inc.	47,735	3,918
Ryder System, Inc.	22,465	1,963

		11,041

Transportation Equipment - 2.1%
Allison Transmission Holdings, Inc.	223,795	6,548
Trinity Industries, Inc.	113,020	2,987
Wabash National Corp.*	48,800	612
Wabtec Corp.	56,402	5,316

		15,463

Utilities - 5.2%
Ameren Corp.	131,680	4,962
American Electric Power Co., Inc.	36,700	1,944
Atmos Energy Corp.	61,185	3,138
Avista Corp.	46,400	1,422
DTE Energy Co.	53,970	4,028
Dynegy, Inc.*	66,445	1,944
Edison International	49,500	2,751
Entergy Corp.	39,600	2,792
Exelon Corp.	117,725	3,699
FirstEnergy Corp.	73,400	2,389
NRG Energy, Inc.	106,375	2,434
PG&E Corp.	62,530	3,070
Portland General Electric Co.	35,200	1,167
Public Service Enterprise Group, Inc.	82,900	3,256

		38,996

Waste & Environment Services & Equipment - 0.5%
Stericycle, Inc.*	30,564	4,093

Total Common Stocks (Cost $529,830)		719,055

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
MASTER LIMITED PARTNERSHIPS - 0.5%
Institutional Financial Services - 0.5%
Lazard Ltd., Class A	69,475	$3,907

Total Master Limited Partnerships (Cost $3,485)		3,907

INVESTMENT COMPANIES - 3.1%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1)	23,390,687	23,391

Total Investment Companies (Cost $23,391)		23,391

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bill,
0.05%, 10/8/15(2) (3)	$2,085	$2,085

Total Short-Term Investments (Cost $2,085)		2,085

Total Investments - 100.2% (Cost $558,791)		748,438

Liabilities less Other Assets - (0.2)%		(1,680)

NET ASSETS - 100.0%		$746,758

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	Security pledged as collateral to cover margin requirements for open futures contracts.
(3)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-mini S&P MidCap 400	61	$9,138	Long	9/15	$(253)

At June 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Consumer Discretionary	14.2%
Consumer Staples	4.3
Energy	5.6
Financials	22.6
Health Care	11.1
Industrials	15.3
Information Technology	15.7
Materials	4.5
Telecommunication Services	1.3
Utilities	5.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$719,055	$—	$—	$719,055
Master Limited Partnerships(1)	3,907	—	—	3,907
Investment Companies	23,391	—	—	23,391
Short-Term Investments	—	2,085	—	2,085

Total Investments	$746,353	$2,085	$—	$748,438

OTHER FINANCIAL INTRUMENTS
Liabilities
Futures Contracts	$(253)	$—	$—	$(253)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued	JUNE 30, 2015 (UNAUDITED)

Federal Tax Information:

At June 30, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$562,796

Gross tax appreciation of investments	$206,138
Gross tax depreciation of investments	(20,496)

Net tax appreciation of investments	$185,642

Transactions in affiliated investments for the three months ended June 30, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$23,147	$90,603	$90,359	$1	$23,391

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND	JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.6%
Aerospace & Defense - 0.7%
HEICO Corp.	13,186	$769
Teledyne Technologies, Inc.*	9,653	1,018

		1,787

Apparel & Textile Products - 0.5%
Tumi Holdings, Inc.*	61,430	1,261

Asset Management - 1.9%
Financial Engines, Inc.	61,129	2,597
Golub Capital BDC, Inc.	22,700	376
Hercules Technology Growth Capital, Inc.	30,347	351
Oppenheimer Holdings, Inc., Class A	12,300	323
Real Industry, Inc.*	127,419	1,446

		5,093

Automotive - 3.6%
Dorman Products, Inc.*	54,063	2,577
Gentex Corp.	71,431	1,173
Gentherm, Inc.*	36,540	2,006
Miller Industries, Inc.	42,192	842
Motorcar Parts of America, Inc.*	79,300	2,386
Standard Motor Products, Inc.	10,481	368

		9,352

Banking - 6.3%
Associated Banc-Corp	26,600	539
Bank of the Ozarks, Inc.	4,830	221
BofI Holding, Inc.*	15,892	1,680
Cardinal Financial Corp.	21,400	466
Columbia Banking System, Inc.	24,510	798
Community Bank System, Inc.	8,500	321
First BanCorp*	81,700	394
First Horizon National Corp.	111,885	1,753
First Midwest Bancorp, Inc.	22,900	434
First Niagara Financial Group, Inc.	104,900	990
FirstMerit Corp.	32,200	671
Hancock Holding Co.	12,720	406
IBERIABANK Corp.	11,150	761
Investors Bancorp, Inc.	25,100	309
Northwest Bancshares, Inc.	31,600	405
PacWest Bancorp	26,485	1,238
Popular, Inc.*	36,500	1,053
Synovus Financial Corp.	9,500	293
United Community Banks, Inc.	27,900	582
United Financial Bancorp, Inc.	52,560	707
Valley National Bancorp	82,750	853
Webster Financial Corp.	17,050	674
Westamerica Bancorporation	11,422	579
Wintrust Financial Corp.	8,459	452

		16,579

Biotechnology & Pharmaceuticals - 2.2%
Akorn, Inc.*	45,990	2,008
IGI Laboratories, Inc.*	88,330	556
Ligand Pharmaceuticals, Inc.*	19,500	1,968
Phibro Animal Health Corp., Class A	16,105	627
Taro Pharmaceutical Industries Ltd.*	3,700	532

		5,691

Chemicals - 1.1%
American Vanguard Corp.	23,800	328
Balchem Corp.	27,462	1,530
Ferro Corp.*	18,900	317
Innospec, Inc.	13,315	600

		2,775

Commercial Services - 5.0%
ABM Industries, Inc.	13,050	429
Advisory Board (The) Co.*	72,573	3,967
Brink’s (The) Co.	8,900	262
CBIZ, Inc.*	111,261	1,072
G&K Services, Inc., Class A	9,830	680
Healthcare Services Group, Inc.	88,984	2,941
Heidrick & Struggles International, Inc.	8,900	232
Hudson Global, Inc.*	182,855	419
KAR Auction Services, Inc.	36,407	1,362
Rollins, Inc.	61,292	1,749

		13,113

Construction Materials - 0.3%
Louisiana-Pacific Corp.*	42,300	720

Consumer Products - 0.5%
Dean Foods Co.	83,690	1,353

Consumer Services - 0.7%
Grand Canyon Education, Inc.*	32,942	1,397
Rent-A-Center, Inc.	13,290	377

		1,774

Containers & Packaging - 0.7%
KapStone Paper and Packaging Corp.	31,600	730
Silgan Holdings, Inc.	20,202	1,066

		1,796

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.6% continued
Design, Manufacturing & Distribution - 0.1%
CTS Corp.	18,072	$348

Distributors - Consumer Staples - 0.6%
Calavo Growers, Inc.	5,820	302
United Natural Foods, Inc.*	20,274	1,291

		1,593

Distributors - Discretionary - 0.7%
LKQ Corp.*	62,295	1,884

Electrical Equipment - 1.3%
Babcock & Wilcox (The) Co.	35,800	1,174
National Instruments Corp.	60,794	1,791
Watts Water Technologies, Inc., Class A	9,540	495

		3,460

Engineering & Construction Services - 0.6%
KBR, Inc.	58,300	1,136
Tutor Perini Corp.*	23,000	496

		1,632

Forest & Paper Products - 0.3%
Schweitzer-Mauduit International, Inc.	17,500	698

Gaming, Lodging & Restaurants - 1.9%
Buffalo Wild Wings, Inc.*	11,980	1,877
Cheesecake Factory (The), Inc.	15,375	838
Del Frisco’s Restaurant Group, Inc.*	26,500	494
Krispy Kreme Doughnuts, Inc.*	35,600	686
Lakes Entertainment, Inc.*	14,700	134
Noodles & Co.*	30,219	441
Ruby Tuesday, Inc.*	58,400	366

		4,836

Hardware - 3.2%
ARRIS Group, Inc.*	48,100	1,472
CalAmp Corp.*	73,015	1,333
Extreme Networks, Inc.*	142,100	382
InterDigital, Inc.	10,100	575
Knowles Corp.*	26,900	487
Plantronics, Inc.	8,370	471
QLogic Corp.*	51,900	736
Stratasys Ltd.*	29,309	1,024
Synaptics, Inc.*	21,028	1,824

		8,304

Health Care Facilities & Services - 4.7%
AAC Holdings, Inc.*	12,850	560
Chemed Corp.	14,850	1,947
ExamWorks Group, Inc.*	19,094	747
Hanger, Inc.*	73,200	1,716
ICON PLC*	28,017	1,885
IPC Healthcare, Inc.*	15,630	866
LifePoint Health, Inc.*	12,600	1,096
MEDNAX, Inc.*	16,645	1,233
Nobilis Health Corp.*	14,550	99
Providence Service (The) Corp.*	12,700	562
WellCare Health Plans, Inc.*	17,200	1,459

		12,170

Home & Office Products - 2.0%
M/I Homes, Inc.*	32,500	802
Masonite International Corp.*	25,500	1,788
Steelcase, Inc., Class A	43,000	813
TRI Pointe Homes, Inc.*	52,100	797
William Lyon Homes, Class A*	37,500	963

		5,163

Industrial Services - 0.9%
Kaman Corp.	24,234	1,016
Ritchie Bros. Auctioneers, Inc.	47,225	1,319

		2,335

Institutional Financial Services - 0.6%
BGC Partners, Inc., Class A	57,100	500
Greenhill & Co., Inc.	24,340	1,006

		1,506

Insurance - 2.5%
Argo Group International Holdings Ltd.	12,400	691
Aspen Insurance Holdings Ltd.	5,600	268
Employers Holdings, Inc.	2,700	62
Endurance Specialty Holdings Ltd.	13,570	892
Enstar Group Ltd.*	1,150	178
Global Indemnity PLC*	35,123	986
Hanover Insurance Group (The), Inc.	8,200	607
Horace Mann Educators Corp.	62,900	2,288
National Western Life Insurance Co., Class A	1,100	263
Symetra Financial Corp.	9,610	232

		6,467

Leisure Products - 0.3%
Performance Sports Group Ltd.*	21,800	392
Thor Industries, Inc.	8,670	488

		880

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.6% continued
Machinery - 1.0%
CIRCOR International, Inc.	6,900	$376
Curtiss-Wright Corp.	6,750	489
Hyster-Yale Materials Handling, Inc.	6,150	426
Power Solutions International, Inc.*	19,060	1,030
Regal Beloit Corp.	5,400	392

		2,713

Manufactured Goods - 1.5%
EnPro Industries, Inc.	22,300	1,276
Proto Labs, Inc.*	39,670	2,677

		3,953

Media - 1.9%
Boingo Wireless, Inc.*	25,210	208
HealthStream, Inc.*	17,946	546
IAC/InterActiveCorp	8,730	695
MDC Partners, Inc., Class A	55,911	1,102
Shutterfly, Inc.*	41,900	2,003
TechTarget, Inc.*	31,700	283

		4,837

Medical Equipment & Devices - 4.3%
Abaxis, Inc.	12,185	627
Bio-Techne Corp.	34,026	3,351
Cepheid, Inc.*	38,111	2,331
Globus Medical, Inc., Class A*	23,520	604
Invacare Corp.	21,700	469
MiMedx Group, Inc.*	99,418	1,152
Neogen Corp.*	21,584	1,024
Novadaq Technologies, Inc.*	33,669	408
Trinity Biotech PLC ADR	26,650	481
West Pharmaceutical Services, Inc.	14,260	828

		11,275

Metals & Mining - 1.5%
Compass Minerals International, Inc.	9,433	775
Harsco Corp.	16,200	267
Horsehead Holding Corp.*	107,400	1,259
Kaiser Aluminum Corp.	16,400	1,362
Noranda Aluminum Holding Corp.	248,400	211
US Antimony Corp.*	162,524	111

		3,985

Oil, Gas & Coal - 2.0%
Bonanza Creek Energy, Inc.*	13,430	245
Bristow Group, Inc.	11,490	612
Cairn Energy PLC ADR*	67,700	366
Cobalt International Energy, Inc.*	59,300	576
Diamondback Energy, Inc.*	6,400	483
Kosmos Energy Ltd.*	59,000	497
McDermott International, Inc.*	64,300	343
Rowan Cos. PLC, Class A	36,000	760
RPC, Inc.	27,800	385
World Fuel Services Corp.	22,530	1,080

		5,347

Real Estate - 0.4%
Howard Hughes (The) Corp.*	8,030	1,153

Real Estate Investment Trusts - 4.2%
CBL & Associates Properties, Inc.	35,100	569
Corporate Office Properties Trust	20,400	480
CyrusOne, Inc.	19,000	560
DuPont Fabros Technology, Inc.	12,150	358
Education Realty Trust, Inc.	18,763	588
EPR Properties	8,640	473
GEO Group (The), Inc.	59,600	2,036
Gramercy Property Trust, Inc.	13,900	325
Granite Real Estate Investment Trust	16,100	550
Hersha Hospitality Trust	31,875	817
Mack-Cali Realty Corp.	31,000	571
Medical Properties Trust, Inc.	67,600	886
National Storage Affiliates Trust	30,300	376
Starwood Property Trust, Inc.	18,730	404
Starwood Waypoint Residential Trust	22,926	545
Two Harbors Investment Corp.	73,100	712
Winthrop Realty Trust	46,000	697

		10,947

Recreational Facilities & Services - 0.6%
AMC Entertainment Holdings, Inc., Class A	18,550	569
Six Flags Entertainment Corp.	21,562	967

		1,536

Renewable Energy - 0.1%
Enphase Energy, Inc.*	52,110	397

Retail - Consumer Staples - 2.0%
Big Lots, Inc.	19,200	864
Casey’s General Stores, Inc.	6,740	645
Five Below, Inc.*	49,015	1,938
Fresh Market (The), Inc.*	54,450	1,750

		5,197

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.6% continued
Retail - Discretionary - 3.4%
Abercrombie & Fitch Co., Class A	37,100	$798
Beacon Roofing Supply, Inc.*	38,767	1,288
Buckle (The), Inc.	17,000	778
Caleres, Inc.	21,740	691
Monro Muffler Brake, Inc.	19,360	1,203
Rush Enterprises, Inc., Class A*	70,400	1,845
Sonic Automotive, Inc., Class A	65,400	1,559
Tile Shop Holdings, Inc.*	46,531	660

		8,822

Semiconductors - 2.2%
Cabot Microelectronics Corp.*	20,833	981
Cavium, Inc.*	16,916	1,164
Diodes, Inc.*	27,800	670
M/A-COM Technology Solutions Holdings, Inc.*	44,470	1,701
ON Semiconductor Corp.*	44,200	517
Power Integrations, Inc.	16,150	730

		5,763

Software - 10.1%
ACI Worldwide, Inc.*	43,880	1,078
Aspen Technology, Inc.*	37,750	1,720
athenahealth, Inc.*	12,528	1,436
Callidus Software, Inc.*	79,391	1,237
ChannelAdvisor Corp.*	18,996	227
Cvent, Inc.*	26,928	694
Dealertrack Technologies, Inc.*	77,125	4,843
Digi International, Inc.*	45,480	434
Envestnet, Inc.*	26,983	1,091
InnerWorkings, Inc.*	44,790	299
Inovalon Holdings, Inc., Class A*	25,060	699
Mentor Graphics Corp.	20,100	531
Monotype Imaging Holdings, Inc.	8,000	193
NICE-Systems Ltd. ADR	13,240	842
PDF Solutions, Inc.*	67,900	1,086
Pegasystems, Inc.	38,204	875
PROS Holdings, Inc.*	18,144	383
SciQuest, Inc.*	45,473	673
SolarWinds, Inc.*	28,070	1,295
SPS Commerce, Inc.*	18,778	1,236
Tyler Technologies, Inc.*	11,534	1,492
Ultimate Software Group (The), Inc.*	17,465	2,870
Verint Systems, Inc.*	17,156	1,042

		26,276

Specialty Finance - 2.0%
Cash America International, Inc.	39,500	1,034
Cass Information Systems, Inc.	12,853	723
Ellie Mae, Inc.*	17,165	1,198
PHH Corp.*	31,900	830
PRA Group, Inc.*	23,264	1,450

		5,235

Technology Services - 7.3%
Bottomline Technologies de, Inc.*	51,320	1,427
comScore, Inc.*	30,089	1,603
Comverse, Inc.*	30,930	621
Convergys Corp.	27,160	692
CoStar Group, Inc.*	15,479	3,115
Cubic Corp.	17,782	846
EPAM Systems, Inc.*	23,079	1,644
ManTech International Corp., Class A	14,600	423
MAXIMUS, Inc.	62,810	4,129
Syntel, Inc.*	27,667	1,314
Virtusa Corp.*	27,593	1,418
WageWorks, Inc.*	44,350	1,794

		19,026

Telecom - 1.0%
8x8, Inc.*	126,966	1,138
j2 Global, Inc.	20,300	1,379

		2,517

Transportation & Logistics - 4.1%
Con-way, Inc.	82,760	3,176
Echo Global Logistics, Inc.*	30,431	994
Forward Air Corp.	11,265	589
Matson, Inc.	24,900	1,047
Mobile Mini, Inc.	19,540	821
Roadrunner Transportation Systems, Inc.*	131,837	3,401
Stamps.com, Inc.*	8,433	620

		10,648

Transportation Equipment - 0.6%
Meritor, Inc.*	75,400	989
Navistar International Corp.*	22,100	500

		1,489

Utilities - 2.2%
El Paso Electric Co.	17,410	603
Great Plains Energy, Inc.	92,900	2,244
Laclede Group (The), Inc.	15,800	823
NRG Energy, Inc.	30,023	687

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.6% continued
Utilities - 2.2% continued
Portland General Electric Co.	27,480	$911
WGL Holdings, Inc.	10,550	573

		5,841

Total Common Stocks (Cost $193,074)		249,527

INVESTMENT COMPANIES - 3.4%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1)	8,821,136	8,821

Total Investment Companies (Cost $8,821)		8,821

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.04%, 10/8/15(2) (3)	$245	$245

Total Short-Term Investments (Cost $245)		245

Total Investments - 99.1% (Cost $202,140)		258,593

Other Assets less Liabilities - 0.9%		2,444

NET ASSETS - 100.0%		$261,037

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	Security pledged as collateral to cover margin requirements for open futures contracts.
(3)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Russell 2000 Mini Index	11	$1,375	Long	9/15	$(38)

At June 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	14.0%
Consumer Staples	2.1
Energy	2.1
Financials	17.5
Health Care	12.8
Industrials	19.6
Information Technology	24.6
Materials	4.5
Telecommunication Services	0.5
Utilities	2.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$249,527	$—	$—	$249,527
Investment Companies	8,821	—	—	8,821
Short-Term Investments	—	245	—	245

Total Investments	$258,348	$245	$—	$258,593

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(38)	$—	$—	$(38)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued	JUNE 30, 2015 (UNAUDITED)

Federal Tax Information:

At June 30, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$204,038

Gross tax appreciation of investments	$62,462
Gross tax depreciation of investments	(7,907)

Net tax appreciation of investments	$54,555

Transactions in affiliated investments for the three months ended June 30, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)		VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$11,797	$54,744	$57,720	$—	*	$8,821

*	Amount rounds to less than one thousand.

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND	JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 0.6%
United States - 0.6%
JPMorgan Chase Bank N.A. Credit Linked Note (Republic of Indonesia),
6.13%, 5/17/28 (IDR)	$9,550,000	$592

Total Corporate Bonds (Cost $668)		592

FOREIGN ISSUER BONDS - 92.1%
Argentina - 1.0%
Argentina Bonar Bonds,
7.00%, 4/17/17	389	374
8.75%, 5/7/24	47	45
Argentine Republic Government International Bond,
8.75%, 6/2/17(2)	45	42
8.28%, 12/31/33(2)	308	293
2.50%, 12/31/38(2)	325	174
Provincia de Buenos Aires,
9.95%, 6/9/21(3) (4)	150	147
YPF S.A.,
8.50%, 7/28/25	36	36

		1,111

Azerbaijan - 0.9%
Republic of Azerbaijan International Bond,
4.75%, 3/18/24	270	276
State Oil Co. of the Azerbaijan Republic,
5.45%, 2/9/17	200	208
6.95%, 3/18/30	415	441

		925

Belize - 0.0%
Belize Government International Bond,
5.00%, 2/20/38	35	26

Bolivia - 0.3%
Bolivian Government International Bond,
4.88%, 10/29/22	300	299

Brazil - 7.5%
Brazil Letras do Tesouro Nacional,
0.00%, 1/1/17 (BRL)(5)	4,000	1,057
0.00%, 1/1/19 (BRL)(5)	5,250	1,103
Brazil Notas do Tesouro Nacional, Serie B,
6.00%, 8/15/50 (BRL)	430	364
Brazil Notas do Tesouro Nacional, Serie F,
10.00%, 1/1/21 (BRL)	4,358	1,259
10.00%, 1/1/23 (BRL)	4,556	1,289
10.00%, 1/1/25 (BRL)	3,460	960
Brazilian Government International Bond,
4.88%, 1/22/21	300	314
2.63%, 1/5/23	1,000	887
4.25%, 1/7/25	356	344
8.25%, 1/20/34	217	270
5.00%, 1/27/45	200	174

		8,021

British Virgin - 0.7%
Bestgain Real Estate Ltd.,
2.63%, 3/13/18	200	198
China Cinda Finance 2015 I Ltd.,
4.25%, 4/23/25	550	524

		722

Cayman Islands - 0.8%
ADCB Finance Cayman Ltd.,
4.50%, 3/6/23	200	205
Agricola Senior Trust,
6.75%, 6/18/20(3) (4)	150	153
BCP Singapore VI Cayman Financing Co. Ltd.,
8.00%, 4/15/21(3) (4)	75	75
Grupo Aval Ltd.,
4.75%, 9/26/22	200	193
Odebrecht Drilling Norbe VIII/IX Ltd.,
6.35%, 6/30/21	352	271

		897

Chile - 0.1%
Chile Government International Bond,
5.50%, 8/5/20 (CLP)	15,000	25
3.63%, 10/30/42	125	112

		137

Colombia - 4.4%
Colombia Government International Bond,
12.00%, 10/22/15 (COP)	674,000	264
7.75%, 4/14/21 (COP)	208,000	88
4.38%, 7/12/21	200	209
4.00%, 2/26/24	125	124
9.85%, 6/28/27 (COP)	1,253,000	593

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 92.1% continued
Colombia - 4.4% continued
7.38%, 9/18/37	$125	$154
6.13%, 1/18/41	175	190
5.00%, 6/15/45	400	370
Colombian TES,
11.00%, 7/24/20 (COP)	89,000	41
10.00%, 7/24/24 (COP)	3,738,800	1,697
6.00%, 4/28/28 (COP)	2,435,000	800
Ecopetrol S.A.,
5.38%, 6/26/26	200	198

		4,728

Congo - 0.2%
Republic of Congo,
4.00%, 6/30/29	284	256

Costa Rica - 1.5%
Costa Rica Government International Bond,
4.25%, 1/26/23	675	623
7.00%, 4/4/44	300	290
7.16%, 3/12/45	660	647

		1,560

Croatia - 3.0%
Croatia Government International Bond,
6.75%, 11/5/19	1,025	1,133
5.50%, 4/4/23	450	465
6.00%, 1/26/24	1,535	1,629

		3,227

Dominican Republic - 1.4%
Dominican Republic International Bond,
9.04%, 1/23/18	33	35
5.88%, 4/18/24	310	322
5.50%, 1/27/25	765	768
7.45%, 4/30/44	225	246
6.85%, 1/27/45	140	144

		1,515

Ecuador - 0.8%
Ecuador Government International Bond,
10.50%, 3/24/20(3)	275	277
10.50%, 3/24/20	440	443
7.95%, 6/20/24(3) (4)	200	180

		900

Egypt - 0.7%
Egypt Government International Bond,
5.75%, 4/29/20	100	104
5.88%, 6/11/25(3)	613	599

		703

El Salvador - 0.7%
El Salvador Government International Bond,
5.88%, 1/30/25	290	278
6.38%, 1/18/27	95	93
6.38%, 1/18/27(3)	175	169
7.65%, 6/15/35	205	206

		746

Gabon - 1.0%
Gabonese Republic,
6.38%, 12/12/24	600	586
6.95%, 6/16/25(3)	425	422

		1,008

Ghana - 0.3%
Republic of Ghana,
8.13%, 1/18/26	400	365

Guatemala - 0.2%
Guatemala Government Bond,
4.88%, 2/13/28	200	196

Hungary - 3.3%
Hungary Government Bond,
5.50%, 2/12/16 (HUF)	41,750	152
6.75%, 11/24/17 (HUF)	30,740	122
4.00%, 4/25/18 (HUF)	137,200	511
2.50%, 6/22/18 (HUF)	57,600	206
6.50%, 6/24/19 (HUF)	165,110	669
3.50%, 6/24/20 (HUF)	8,900	32
7.00%, 6/24/22 (HUF)	13,950	60
6.00%, 11/24/23 (HUF)	4,500	18
3.00%, 6/26/24 (HUF)	2,200	7
5.50%, 6/24/25 (HUF)	33,780	135

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 92.1% continued
Hungary - 3.3% continued
Hungary Government International Bond,
6.25%, 1/29/20	$25	$28
6.38%, 3/29/21	150	170
5.38%, 2/21/23	400	433
5.75%, 11/22/23	720	799
5.38%, 3/25/24	140	152
7.63%, 3/29/41	54	72

		3,566

Indonesia - 5.5%
Indonesia Government International Bond,
4.88%, 5/5/21	100	107
5.88%, 1/15/24	225	249
4.13%, 1/15/25(3)	250	245
4.13%, 1/15/25	425	418
7.75%, 1/17/38	155	197
Indonesia Treasury Bond,
7.88%, 4/15/19 (IDR)	7,758,000	578
8.38%, 3/15/24 (IDR)	22,061,000	1,662
9.00%, 3/15/29 (IDR)	16,023,000	1,271
8.38%, 3/15/34 (IDR)	5,535,000	416
Perusahaan Penerbit SBSN Indonesia III,
4.33%, 5/28/25(3)	735	716

		5,859

Iraq - 0.2%
Republic of Iraq,
5.80%, 1/15/28	225	182

Ireland - 0.2%
Russian Railways via RZD Capital PLC,
5.70%, 4/5/22	200	188

Israel - 0.1%
B Communications Ltd.,
7.38%, 2/15/21(3) (4)	75	80

Ivory Coast - 1.6%
Ivory Coast Government International Bond,
6.38%, 3/3/28	760	745
5.75%, 12/31/32	1,025	970

		1,715

Jamaica - 0.4%
Jamaica Government International Bond,
8.00%, 6/24/19	185	207
7.63%, 7/9/25	200	225

		432

Kazakhstan - 1.7%
Kazakhstan Government International Bond,
3.88%, 10/14/24(3)	375	352
4.88%, 10/14/44	410	356
KazMunayGas National Co. JSC,
9.13%, 7/2/18	225	255
7.00%, 5/5/20	200	216
4.40%, 4/30/23	220	201
5.75%, 4/30/43	250	210
6.00%, 11/7/44	200	172

		1,762

Kenya - 0.7%
Kenya Government International Bond,
5.88%, 6/24/19	200	205
6.88%, 6/24/24	556	567

		772

Luxembourg - 0.5%
ALROSA Finance S.A.,
7.75%, 11/3/20	200	211
Gazprom OAO Via Gaz Capital S.A.,
9.25%, 4/23/19	179	200
7.29%, 8/16/37	100	99

		510

Malaysia - 5.1%
Malaysia Government Bond,
4.26%, 9/15/16 (MYR)	590	159
4.01%, 9/15/17 (MYR)	150	40
3.31%, 10/31/17 (MYR)	1,700	451
3.65%, 10/31/19 (MYR)	5,010	1,332
4.05%, 9/30/21 (MYR)	3,100	832
3.80%, 9/30/22 (MYR)	3,140	824
3.48%, 3/15/23 (MYR)	157	40
3.96%, 9/15/25 (MYR)	3,930	1,036
Malaysia Sovereign Sukuk Bhd.,
3.04%, 4/22/25(3)	750	746

		5,460

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 92.1% continued
Mexico - 8.9%
Mexican Bonos,
8.00%, 12/17/15 (MXN)	$1,008	$65
6.25%, 6/16/16 (MXN)	10,060	658
4.75%, 6/14/18 (MXN)	15,300	979
8.50%, 12/13/18 (MXN)	10,650	756
5.00%, 12/11/19 (MXN)	31,257	1,974
10.00%, 12/5/24 (MXN)	12,757	1,041
7.50%, 6/3/27 (MXN)	2,900	203
10.00%, 11/20/36 (MXN)	4,245	370
8.50%, 11/18/38 (MXN)	3,700	283
7.75%, 11/13/42 (MXN)(6)	2	—
Mexican Udibonos,
5.00%, 6/16/16 (MXN)	280	99
4.00%, 11/15/40 (MXN)	536	194
Mexico Government International Bond,
5.63%, 1/15/17	30	32
3.50%, 1/21/21	150	153
3.63%, 3/15/22	66	67
4.00%, 10/2/23	534	549
6.75%, 9/27/34	25	31
6.05%, 1/11/40	80	91
4.75%, 3/8/44	120	114
Petroleos Mexicanos,
3.50%, 7/18/18	150	155
8.00%, 5/3/19	65	76
4.25%, 1/15/25	320	312
6.63%, 6/15/35	110	118
6.50%, 6/2/41	244	254
5.50%, 6/27/44	122	112
5.50%, 6/27/44(3) (4)	200	184
6.38%, 1/23/45	270	277
5.63%, 1/23/46	304	285

		9,432

Mongolia - 0.2%
Mongolia Government International Bond,
4.13%, 1/5/18	200	192

Morocco - 0.2%
Morocco Government International Bond,
4.25%, 12/11/22	200	204

Netherlands - 0.5%
Petrobras Global Finance B.V.,
6.85%,(7)	100	82
5.38%, 1/27/21	468	450

		532

Nigeria - 0.8%
Nigeria Government Bond,
16.00%, 6/29/19 (NGN)	24,442	127
16.39%, 1/27/22 (NGN)	43,438	233
14.20%, 3/14/24 (NGN)	64,970	320
Nigeria Government International Bond,
6.38%, 7/12/23	200	202

		882

Pakistan - 0.5%
Pakistan Government International Bond,
7.25%, 4/15/19	200	210
8.25%, 4/15/24(3)	300	328

		538

Panama - 0.4%
Panama Government International Bond,
4.00%, 9/22/24	200	201
9.38%, 4/1/29	175	259

		460

Paraguay - 0.7%
Republic of Paraguay,
4.63%, 1/25/23	400	404
6.10%, 8/11/44(3)	110	112
6.10%, 8/11/44	200	204

		720

Peru - 1.4%
Peruvian Government International Bond,
5.70%, 8/12/24 (PEN)(3) (4)	986	296
5.70%, 8/12/24 (PEN)	1,450	434
7.35%, 7/21/25	245	320
6.95%, 8/12/31 (PEN)	193	60
8.75%, 11/21/33	100	151
6.90%, 8/12/37 (PEN)	80	24
Union Andina de Cementos S.A.A.,
5.88%, 10/30/21	150	152

		1,437

Philippines - 0.8%
Philippine Government Bond,
7.00%, 1/27/16 (PHP)	5,000	114

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 92.1% continued
Philippines - 0.8% continued
Philippine Government International Bond,
4.00%, 1/15/21	$150	$162
4.95%, 1/15/21 (PHP)	4,000	93
10.63%, 3/16/25	110	176
7.75%, 1/14/31	200	288

		833

Poland - 4.9%
Poland Government Bond,
0.00%, 1/25/16 (PLN)(5)	5,575	1,471
5.00%, 4/25/16 (PLN)	2,400	656
4.75%, 10/25/16 (PLN)	1,495	413
5.50%, 10/25/19 (PLN)	5,570	1,662
5.75%, 9/23/22 (PLN)	1,530	476
3.25%, 7/25/25 (PLN)	2,190	582

		5,260

Romania - 1.1%
Romania Government Bond,
5.75%, 4/29/20 (RON)	570	160
5.95%, 6/11/21 (RON)	1,790	507
Romanian Government International Bond,
6.75%, 2/7/22	260	304
4.38%, 8/22/23	130	133
6.13%, 1/22/44	100	112

		1,216

Russia - 3.9%
Russian Federal Bond - OFZ,
6.90%, 8/3/16 (RUB)	5,560	97
6.20%, 1/31/18 (RUB)	5,851	95
7.50%, 3/15/18 (RUB)	6,462	109
7.50%, 2/27/19 (RUB)	59,580	977
7.60%, 7/20/22 (RUB)	17,130	263
7.00%, 1/25/23 (RUB)	20,910	307
7.00%, 8/16/23 (RUB)	9,000	130
8.15%, 2/3/27 (RUB)	3,860	58
Russian Foreign Bond - Eurobond,
5.00%, 4/29/20	600	618
4.88%, 9/16/23	200	198
12.75%, 6/24/28	130	204
7.50%, 3/31/30	609	715
5.63%, 4/4/42	400	377

		4,148

Rwanda - 0.2%
Rwanda International Government Bond,
6.63%, 5/2/23	200	202

Senegal - 0.1%
Senegal Government International Bond,
6.25%, 7/30/24(3)	125	120

Serbia - 0.8%
Republic of Serbia,
5.88%, 12/3/18	400	423
7.25%, 9/28/21	350	393

		816

Slovenia - 1.0%
Slovenia Government International Bond,
5.25%, 2/18/24	975	1,068

South Africa - 7.2%
Eskom Holdings SOC Ltd.,
6.75%, 8/6/23	200	203
7.13%, 2/11/25	300	304
South Africa Government Bond,
13.50%, 9/15/15 (ZAR)	3,820	318
6.75%, 3/31/21 (ZAR)	9,355	728
7.75%, 2/28/23 (ZAR)	3,165	255
10.50%, 12/21/26 (ZAR)	21,951	2,101
8.00%, 1/31/30 (ZAR)	12,600	978
7.00%, 2/28/31 (ZAR)	1,888	133
8.25%, 3/31/32 (ZAR)	21,880	1,726
6.25%, 3/31/36 (ZAR)	1,335	83
South Africa Government International Bond,
5.50%, 3/9/20	25	27
4.67%, 1/17/24	375	383
5.88%, 9/16/25	200	222
6.25%, 3/8/41	150	169

		7,630

Sri Lanka - 0.4%
Sri Lanka Government International Bond,
6.25%, 7/27/21	225	228
5.88%, 7/25/22	200	197

		425

Tanzania - 0.2%
Tanzania Government International Bond,
6.40%, 3/9/20(8)	200	204

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 92.1% continued
Thailand - 3.3%
PTT Exploration & Production PCL,
4.88%,(7) (8)	$200	$200
Thailand Government Bond,
3.25%, 6/16/17 (THB)	14,180	434
3.88%, 6/13/19 (THB)	23,460	740
3.63%, 6/16/23 (THB)	6,740	210
3.85%, 12/12/25 (THB)	37,615	1,204
4.88%, 6/22/29 (THB)	20,732	713

		3,501

Turkey - 6.7%
Turkey Government Bond,
9.00%, 1/27/16 (TRY)	1,230	458
8.20%, 11/16/16 (TRY)	1,400	515
9.00%, 3/8/17 (TRY)	365	135
6.30%, 2/14/18 (TRY)	2,525	875
8.50%, 7/10/19 (TRY)	1,466	533
10.50%, 1/15/20 (TRY)	1,300	509
7.40%, 2/5/20 (TRY)	1,600	554
9.50%, 1/12/22 (TRY)	447	169
8.50%, 9/14/22 (TRY)	1,110	399
7.10%, 3/8/23 (TRY)	382	127
10.40%, 3/20/24 (TRY)	496	199
9.00%, 7/24/24 (TRY)	2,167	803
8.00%, 3/12/25 (TRY)	2,190	757
Turkey Government International Bond,
7.00%, 3/11/19	325	367
3.25%, 3/23/23	100	93
4.25%, 4/14/26	410	391
6.88%, 3/17/36	250	290

		7,174

Ukraine - 0.3%
Ukraine Government International Bond,
6.58%, 11/21/16	470	235
6.75%, 11/14/17	110	55

		290

Uruguay - 0.5%
Uruguay Government International Bond,
4.50%, 8/14/24	250	263
5.10%, 6/18/50	225	214
Uruguay Government International Bond (100% Cash),
7.88%, 1/15/33(9)	50	67

		544

Venezuela - 1.4%
Petroleos de Venezuela S.A.,
5.25%, 4/12/17	245	122
8.50%, 11/2/17	300	206
6.00%, 5/16/24	100	36
6.00%, 11/15/26	423	149
5.38%, 4/12/27	75	26
9.75%, 5/17/35	405	164
5.50%, 4/12/37	115	39
Venezuela Government International Bond,
5.75%, 2/26/16	140	116
6.00%, 12/9/20	150	55
9.00%, 5/7/23	150	58
8.25%, 10/13/24	650	244
7.65%, 4/21/25	75	27
9.25%, 9/15/27	125	53
9.25%, 5/7/28	135	52
11.95%, 8/5/31	200	86
7.00%, 3/31/38	88	32

		1,465

Vietnam - 0.7%
Vietnam Government International Bond,
6.75%, 1/29/20	100	111
4.80%, 11/19/24(3)	200	200
4.80%, 11/19/24	435	437

		748

Zambia - 0.2%
Zambia Government International Bond,
5.38%, 9/20/22	275	238

Total Foreign Issuer Bonds (Cost $103,764)		98,147

U.S. GOVERNMENT OBLIGATIONS - 0.6%
U.S. Treasury Bonds - 0.4%
2.50%, 2/15/45	345	304
3.00%, 5/15/45	170	167
U.S. Treasury Notes - 0.2%
2.13%, 5/15/25	210	206

Total U.S. Government Obligations (Cost $684)		677

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 6.7%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(10)	7,159,010	$7,159

Total Investment Companies (Cost $7,159)		7,159

Total Investments - 100.0% (Cost $112,275)		106,575

Other Assets less Liabilities - 0.0%		24

NET ASSETS - 100.0%		$106,599

(1)	Principal amount is in USD unless otherwise indicated.
(2)	Issuer has defaulted on terms of debt obligation.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Multi-Manager Funds.
(4)	Restricted security that has been deemed illiquid. At June 30, 2015, the value of these restricted illiquid securities amounted to approximately $1,115,000 or 1.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Agricola Senior Trust,
6.75%, 6/18/20	6/11/15	$150

B Communications Ltd.,
7.38%, 2/15/21	4/14/15-4/17/15	80

BCP Singapore VI Cayman Financing Co. Ltd.,
8.00%, 4/15/21	3/24/14	77

Ecuador Government International Bond,
7.95%, 6/20/24	6/17/14	200

Peruvian Government International Bond,
5.70%, 8/12/24	10/30/14-3/5/15	336

Petroleos Mexicanos,
5.50%, 6/27/44	10/6/14	204

Provincia de Buenos Aires,
9.95%, 6/9/21	6/2/15	148

(5)	Zero coupon bond.
(6)	Value rounds to less than one thousand.
(7)	Perpetual maturity security.
(8)	Variable rate security. Rate as of June 30, 2015 is disclosed.
(9)	Security is a payment in-kind bond (PIK), unless otherwise noted in the description of the security.
(10)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

Percentages shown are based on Net Assets.

At June 30, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AA	0.8%
A	16.3
BBB	35.9
BB	24.3
B	8.9
CCC or Below	3.1
Non-Rated	4.5
Cash Equivalents	6.2

Total	100.0%

*	Credit quality ratings are compiled from two external rating agencies: Moody’s and Standard & Poor’s. The Fund reports the lowest rating of the two in the event there are any differences between them. If neither of these rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). Government securities consist of obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At June 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Basic Materials	0.2%
Communications	0.1
Energy	5.8
Financial	1.9
Government	91.1
Industrial	0.3
Technology	0.1
Utilities	0.5

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued	JUNE 30, 2015 (UNAUDITED)

At June 30, 2015, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	47.1%
Mexican Peso	6.6
South African Rand	6.3
Brazilian Real	6.1
Turkish Lira	6.1
Polish Zloty	5.3
All other currencies less than 5%	22.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds(1)	$—	$592	$—	$592
Foreign Issuer Bonds(1)	—	98,147	—	98,147
U.S. Government Obligations(1)	—	677	—	677
Investment Companies	7,159	—	—	7,159

Total Investments	$7,159	$99,416	$—	$106,575

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At June 30, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$112,689

Gross tax appreciation of investments	$311
Gross tax depreciation of investments	(6,425)

Net tax depreciation of investments	$(6,114)

Transactions in affiliated investments for the three months ended June 30, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)		VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$7,037	$27,595	$27,473	$—	*	$7,159

*	Amount rounds to less than one thousand.

MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND	JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.7%
Commercial Mortgage-Backed Securities - 0.6%
GS Mortgage Securities Trust, Series 2007-GG10, Class AM,
5.79%, 8/10/45(2)	$1,760	$1,792
Hilton USA Trust, Series 2013-HLT, Class EFX,
5.61%, 11/5/30(2) (3)	1,020	1,034

		2,826

Other - 0.3%
AIM Aviation Finance Ltd., Series 2015-1A, Class B1,
5.07%, 2/15/40(3) (4)	278	277
Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B,
5.10%, 5/25/35	225	224
Sierra Timeshare Receivables Funding LLC, Series 2011-3A, Class C,
9.31%, 7/20/28(3)	210	224
Springleaf Funding Trust, Series 2014-AA, Class C,
4.45%, 12/15/22(3)	575	576

		1,301

Whole Loan - 1.8%
Banc of America Alternative Loan Trust, Series 2003-10, Class 3A1,
5.50%, 12/25/33	283	289
Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1,
5.50%, 10/25/33	201	213
Banc of America Alternative Loan Trust, Series 2004-9, Class 2CB1,
6.00%, 10/25/34	985	1,018
Banc of America Funding Trust, Series 2005-7, Class 3A1,
5.75%, 11/25/35	215	220
Banc of America Funding Trust, Series 2007-4, Class 5A1,
5.50%, 11/25/34	134	136
Banc of America Mortgage Trust, Series 2005-A, Class 2A1,
2.67%, 2/25/35(2)	60	58
Bear Stearns ARM Trust, Series 2004-9, Class 12A3,
2.78%, 11/25/34(2)	119	117
Citicorp Mortgage Securities Trust, Series 2006-4, Class 1A2,
6.00%, 8/25/36	111	112
Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4,
2.61%, 5/25/35(2)	110	107
CitiMortgage Alternative Loan Trust, Series 2006-A3, Class 1A7,
6.00%, 7/25/36	133	125
Countrywide Alternative Loan Trust, Series 2004-27CB, Class A1,
6.00%, 12/25/34	560	572
Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1,
0.40%, 5/25/35(2)	522	430
Countrywide Alternative Loan Trust, Series 2006-J4, Class 1A3,
6.25%, 7/25/36	413	277
GMACM Mortgage Loan Trust, Series 2003-J7, Class A7,
5.00%, 11/25/33	63	63
GMACM Mortgage Loan Trust, Series 2005-AR4, Class 3A1,
3.08%, 7/19/35(2)	462	439
GSR Mortgage Loan Trust, Series 2004-14, Class 5A1,
2.74%, 12/25/34(2)	314	312
GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1,
2.60%, 7/25/35(2)	162	153
GSR Mortgage Loan Trust, Series 2006-8F, Class 4A17,
6.00%, 9/25/36	232	195
IndyMac INDX Mortgage Loan Trust, Series 2005-16IP, Class A1,
0.83%, 7/25/45(2)	502	434
JP Morgan Alternative Loan Trust, Series 2006-A1, Class 5A1,
4.96%, 3/25/36(2)	147	116
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A9,
6.00%, 1/25/36	411	367
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1,
2.66%, 3/25/35(2)	561	491
New York Mortgage Trust, Series 2006-1, Class 2A2,
2.60%, 5/25/36(2)	176	159
RFMSI Trust, Series 2006-S1, Class 1A3,
5.75%, 1/25/36	372	383

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.7% continued
Whole Loan - 1.8% continued
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1,
0.50%, 7/25/35(2)	$472	$343
WaMu Mortgage Pass-Through Certificates, Series 2006-AR11, Class 2A,
2.19%, 9/25/46(2)	418	381
WaMu Mortgage Pass-Through Certificates, Series 2006-AR19, Class 2A,
1.94%, 1/25/47(2)	522	470

		7,980

Total Asset-Backed Securities (Cost $11,484)		12,107

CONVERTIBLE BONDS - 2.7%
Apparel & Textile Products - 0.2%
Iconix Brand Group, Inc.,
2.50%, 6/1/16	790	810

Biotechnology - 0.2%
Gilead Sciences, Inc.,
1.63%, 5/1/16	185	954

Communications Equipment - 0.3%
Ciena Corp.,
3.75%, 10/15/18(3)	580	789
Rovi Corp.,
0.50%, 3/1/20(3) (4)	790	722

		1,511

Consumer Finance - 0.0%
Redwood Trust, Inc.,
4.63%, 4/15/18	10	10

Exploration & Production - 0.2%
Chesapeake Energy Corp.,
2.50%, 5/15/37	525	497
Whiting Petroleum Corp.,
1.25%, 4/1/20(3) (4)	385	421

		918

Hardware - 0.0%
Brocade Communications Systems, Inc.,
1.38%, 1/1/20(3) (4)	85	88

Homebuilders - 0.2%
Lennar Corp.,
3.25%, 11/15/21(3)	300	655

Leisure Products Manufacturing - 0.1%
Jarden Corp.,
1.13%, 3/15/34	430	501

Pharmaceuticals - 0.5%
Emergent BioSolutions, Inc.,
2.88%, 1/15/21	793	983
Mylan, Inc.,
3.75%, 9/15/15	260	1,321

		2,304

Railroad - 0.1%
Trinity Industries, Inc.,
3.88%, 6/1/36	500	633

Renewable Energy - 0.3%
SunEdison, Inc.,
2.38%, 4/15/22(3) (4)	390	519
2.63%, 6/1/23(3) (4)	264	267
3.38%, 6/1/25(3) (4)	298	308

		1,094

Retail - Consumer Discretionary - 0.1%
MercadoLibre, Inc.,
2.25%, 7/1/19(3)	235	297

Semiconductors - 0.1%
Novellus Systems, Inc.,
2.63%, 5/15/41	160	380

Software & Services - 0.2%
Nuance Communications, Inc.,
1.50%, 11/1/35	108	112
Palo Alto Networks, Inc.,
0.00%, 7/1/19(3) (5)	550	895

		1,007

Transportation & Logistics - 0.2%
Hornbeck Offshore Services, Inc.,
1.50%, 9/1/19	725	592
Macquarie Infrastructure Corp.,
2.88%, 7/15/19	130	153

		745

Total Convertible Bonds (Cost $8,829)		11,907

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 70.3%
Advertising & Marketing - 0.2%
Acosta, Inc.,
7.75%, 10/1/22(3)	$800	$806

Aerospace & Defense - 1.4%
Huntington Ingalls Industries, Inc.,
5.00%, 12/15/21(3) (4)	115	117
KLX, Inc.,
5.88%, 12/1/22(3) (4)	1,260	1,272
Meccanica Holdings USA, Inc.,
7.38%, 7/15/39(3)	1,705	1,833
TransDigm, Inc.,
5.50%, 10/15/20	2,180	2,166
6.00%, 7/15/22	1,000	988

		6,376

Apparel & Textile Products - 0.1%
Nine West Holdings, Inc.,
6.13%, 11/15/34	630	287

Auto Parts Manufacturing - 0.3%
Goodyear Tire & Rubber (The) Co.,
6.50%, 3/1/21	295	312
ZF North America Capital, Inc.,
4.00%, 4/29/20(3) (4)	510	510
4.75%, 4/29/25(3) (4)	555	537

		1,359

Automobiles Manufacturing - 0.2%
FCA US LLC/CG Co-Issuer, Inc.,
8.25%, 6/15/21	670	730

Cable & Satellite - 2.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
7.00%, 1/15/19	171	178
5.25%, 9/30/22	515	507
5.13%, 5/1/23(3) (4)	895	870
5.75%, 1/15/24	20	20
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
6.38%, 9/15/20(3)	655	651
5.13%, 12/15/21(3)	211	192
CSC Holdings LLC,
7.63%, 7/15/18	260	285
DISH DBS Corp.,
4.63%, 7/15/17	145	149
4.25%, 4/1/18	70	71
5.13%, 5/1/20	1,475	1,492
6.75%, 6/1/21	405	422
5.88%, 11/15/24	1,525	1,465
RCN Telecom Services LLC/RCN Capital Corp.,
8.50%, 8/15/20(3)	5,580	5,845
Wave Holdco LLC/Wave Holdco Corp.,
8.25%, 7/15/19(3) (6)	150	153
WideOpenWest Finance LLC/WideOpenWest Capital Corp.,
10.25%, 7/15/19	315	336

		12,636

Casinos & Gaming - 3.6%
Caesars Entertainment Operating Co., Inc.,
11.25%, 6/1/17(7)	4,630	3,634
Eldorado Resorts LLC/Eldorado Capital Corp.,
8.63%, 6/15/19(3) (4)	185	193
GLP Capital L.P./GLP Financing II, Inc.,
4.38%, 11/1/18	290	298
4.88%, 11/1/20	2,175	2,213
5.38%, 11/1/23	145	149
Graton Economic Development Authority,
9.63%, 9/1/19(3)	970	1,046
Isle of Capri Casinos, Inc.,
8.88%, 6/15/20	440	475
5.88%, 3/15/21	440	452
MGM Resorts International,
8.63%, 2/1/19	525	593
6.75%, 10/1/20	1,000	1,060
6.00%, 3/15/23	140	142
MTR Gaming Group, Inc.,
11.50%, 8/1/19	670	713
Peninsula Gaming LLC/Peninsula Gaming Corp.,
8.38%, 2/15/18(3)	690	718
Pinnacle Entertainment, Inc.,
7.50%, 4/15/21	535	566
6.38%, 8/1/21	370	393
7.75%, 4/1/22	440	483
Scientific Games International, Inc.,
6.25%, 9/1/20	240	187
6.63%, 5/15/21	495	384
7.00%, 1/1/22(3) (4)	270	279
10.00%, 12/1/22	1,370	1,312

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 70.3% continued
Casinos & Gaming - 3.6% continued
Station Casinos LLC,
7.50%, 3/1/21	$645	$690
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
4.25%, 5/30/23(3) (4)	95	87
5.50%, 3/1/25(3) (4)	95	90

		16,157

Chemicals - 0.9%
Hercules, Inc.,
6.50%, 6/30/29	1,960	1,784
Huntsman International LLC,
4.88%, 11/15/20	495	494
8.63%, 3/15/21	356	375
5.13%, 11/15/22(3) (4)	125	123
Momentive Performance Materials, Inc.,
3.88%, 10/24/21	260	233
PQ Corp.,
8.75%, 11/1/18(3) (4)	1,010	1,020

		4,029

Coal Operations - 2.8%
CONSOL Energy, Inc.,
5.88%, 4/15/22	1,675	1,424
Foresight Energy LLC/Foresight Energy Finance Corp.,
7.88%, 8/15/21(3)	10,250	9,174
Peabody Energy Corp.,
6.25%, 11/15/21	4,890	1,662

		12,260

Commercial Finance - 1.5%
CIT Group, Inc.,
5.00%, 5/15/17	65	67
6.63%, 4/1/18(3)	885	939
5.50%, 2/15/19(3)	630	657
3.88%, 2/19/19	600	596
5.38%, 5/15/20	215	224
International Lease Finance Corp.,
8.88%, 9/1/17	200	224
3.88%, 4/15/18	700	703
6.25%, 5/15/19	1,990	2,152
8.63%, 1/15/22	420	512
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
6.88%, 4/15/22(3)	405	395

		6,469

Communications Equipment - 0.8%
Alcatel-Lucent USA, Inc.,
6.50%, 1/15/28	50	52
6.45%, 3/15/29	2,345	2,421
CommScope Holding Co., Inc. (100% Cash),
6.63%, 6/1/20(3) (4) (6)	165	171
CommScope, Inc.,
5.00%, 6/15/21(3)	590	575
5.50%, 6/15/24(3)	260	253

		3,472

Construction Materials Manufacturing - 0.2%
USG Corp.,
5.88%, 11/1/21(3)	285	300
5.50%, 3/1/25(3) (4)	175	174
Vulcan Materials Co.,
4.50%, 4/1/25	440	439

		913

Consumer Finance - 3.2%
Ally Financial, Inc.,
5.50%, 2/15/17	135	141
6.25%, 12/1/17	70	75
3.60%, 5/21/18	570	571
8.00%, 3/15/20	1,380	1,625
5.13%, 9/30/24	360	361
8.00%, 11/1/31	149	190
First Data Corp.,
7.38%, 6/15/19(3)	100	104
11.25%, 1/15/21	204	226
12.63%, 1/15/21	2,092	2,416
10.63%, 6/15/21	429	475
11.75%, 8/15/21	114	128
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
5.88%, 8/1/21(3)	1,240	1,206
Navient Corp.,
4.63%, 9/25/17	115	117
5.50%, 1/15/19	390	398
4.88%, 6/17/19	1,750	1,732
5.88%, 3/25/21	465	465
5.50%, 1/25/23	745	708
6.13%, 3/25/24	479	459
Provident Funding Associates L.P./PFG Finance Corp.,
6.75%, 6/15/21(3)	510	487

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 70.3% continued
Consumer Finance - 3.2% continued
Quicken Loans, Inc.,
5.75%, 5/1/25(3) (4)	$475	$455
Springleaf Finance Corp.,
7.75%, 10/1/21	275	298
8.25%, 10/1/23	440	496
Stearns Holdings, Inc.,
9.38%, 8/15/20(3)	282	283
Walter Investment Management Corp.,
7.88%, 12/15/21	855	793

		14,209

Consumer Products - 2.9%
Central Garden & Pet Co.,
8.25%, 3/1/18	1,166	1,194
Energizer Holdings, Inc.,
4.70%, 5/19/21	170	172
4.70%, 5/24/22	80	80
First Quality Finance Co., Inc.,
4.63%, 5/15/21(3)	2,180	2,038
HRG Group, Inc.,
7.88%, 7/15/19	946	998
7.75%, 1/15/22	8,414	8,204

		12,686

Consumer Services - 2.2%
ADT (The) Corp.,
2.25%, 7/15/17	315	312
4.88%, 7/15/42	260	199
Ancestry.com Holdings LLC (100% Cash),
9.63%, 10/15/18(3) (6)	1,810	1,846
APX Group, Inc.,
8.75%, 12/1/20	1,120	1,008
Multi-Color Corp.,
6.13%, 12/1/22(3) (4)	2,050	2,096
RR Donnelley & Sons Co.,
8.25%, 3/15/19	910	1,042
7.63%, 6/15/20	565	636
7.88%, 3/15/21	515	581
7.00%, 2/15/22	215	231
6.50%, 11/15/23	400	413
6.00%, 4/1/24	195	196
Service Corp. International,
5.38%, 5/15/24	205	214
United Rentals North America, Inc.,
7.38%, 5/15/20	505	539
8.25%, 2/1/21	385	412

		9,725

Containers & Packaging - 0.5%
Owens-Brockway Glass Container, Inc.,
5.00%, 1/15/22(3) (4)	415	410
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
9.88%, 8/15/19	574	603
5.75%, 10/15/20	300	308
6.88%, 2/15/21	505	526
Sealed Air Corp.,
5.50%, 9/15/25(3) (4)	280	282

		2,129

Department Stores - 0.3%
Dillard’s, Inc.,
7.75%, 7/15/26	495	573
7.75%, 5/15/27	465	538
JC Penney Corp., Inc.,
5.75%, 2/15/18	245	240

		1,351

Distributors - Consumer Discretionary - 0.6%
American Tire Distributors, Inc.,
10.25%, 3/1/22(3) (4)	2,320	2,477

Entertainment Content - 0.8%
AMC Networks, Inc.,
7.75%, 7/15/21	368	398
Gibson Brands, Inc.,
8.88%, 8/1/18(3) (4)	1,100	1,111
Liberty Interactive LLC,
8.50%, 7/15/29	285	308
WMG Acquisition Corp.,
6.75%, 4/15/22(3) (4)	1,880	1,786

		3,603

Entertainment Resources - 0.6%
24 Hour Holdings III LLC,
8.00%, 6/1/22(3)	230	185
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp.,
5.25%, 3/15/21	455	467
Mohegan Tribal Gaming Authority,
9.75%, 9/1/21	1,350	1,414

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 70.3% continued
Entertainment Resources - 0.6% continued
Regal Entertainment Group,
5.75%, 3/15/22	$598	$605

		2,671

Exploration & Production - 7.5%
American Energy-Permian Basin LLC/AEPB Finance Corp.,
7.13%, 11/1/20(3) (4)	190	129
Antero Resources Corp.,
5.13%, 12/1/22	375	354
Bonanza Creek Energy, Inc.,
6.75%, 4/15/21	310	294
5.75%, 2/1/23	230	206
BreitBurn Energy Partners L.P./BreitBurn Finance Corp.,
8.63%, 10/15/20	490	431
7.88%, 4/15/22	2,900	2,407
California Resources Corp.,
5.00%, 1/15/20	935	823
5.50%, 9/15/21	1,490	1,297
Chesapeake Energy Corp.,
6.63%, 8/15/20	420	410
4.88%, 4/15/22	1,545	1,340
Concho Resources, Inc.,
5.50%, 10/1/22	50	50
5.50%, 4/1/23	306	306
Denbury Resources, Inc.,
4.63%, 7/15/23	1,480	1,243
EP Energy LLC/Everest Acquisition Finance, Inc.,
9.38%, 5/1/20	438	468
EXCO Resources, Inc.,
7.50%, 9/15/18	1,420	902
8.50%, 4/15/22	135	69
Halcon Resources Corp.,
8.63%, 2/1/20(3) (4)	540	533
9.75%, 7/15/20	565	380
Jones Energy Holdings LLC/Jones Energy Finance Corp.,
6.75%, 4/1/22	235	224
Laredo Petroleum, Inc.,
5.63%, 1/15/22	120	119
7.38%, 5/1/22	185	195
Legacy Reserves L.P./Legacy Reserves Finance Corp.,
6.63%, 12/1/21	1,970	1,596
Linn Energy LLC/Linn Energy Finance Corp.,
6.25%, 11/1/19	2,110	1,651
8.63%, 4/15/20	490	402
7.75%, 2/1/21	551	428
6.50%, 9/15/21	1,105	829
Matador Resources Co.,
6.88%, 4/15/23(3) (4)	110	112
Memorial Production Partners L.P./Memorial Production Finance Corp.,
7.63%, 5/1/21	4,131	3,935
6.88%, 8/1/22	1,170	1,058
Newfield Exploration Co.,
5.75%, 1/30/22	980	995
Oasis Petroleum, Inc.,
6.88%, 3/15/22	975	990
QEP Resources, Inc.,
5.38%, 10/1/22	10	10
5.25%, 5/1/23	625	598
Rex Energy Corp.,
8.88%, 12/1/20	640	576
6.25%, 8/1/22	2,560	2,022
Rice Energy, Inc.,
6.25%, 5/1/22	620	615
RKI Exploration & Production LLC/RKI Finance Corp.,
8.50%, 8/1/21(3) (4)	125	124
Rosetta Resources, Inc.,
5.88%, 6/1/22	870	929
RSP Permian, Inc.,
6.63%, 10/1/22(3)	315	322
Sanchez Energy Corp.,
7.75%, 6/15/21	25	25
6.13%, 1/15/23	340	304
SandRidge Energy, Inc.,
8.75%, 6/1/20(3) (4)	450	408
7.50%, 3/15/21	1,743	763
8.13%, 10/15/22	315	135
7.50%, 2/15/23	640	271
SM Energy Co.,
6.13%, 11/15/22(3) (4)	230	236
5.00%, 1/15/24	130	123
Whiting Petroleum Corp.,
5.00%, 3/15/19	380	372

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 70.3% continued
Exploration & Production - 7.5% continued
5.75%, 3/15/21	$430	$423
6.25%, 4/1/23(3) (4)	90	89
WPX Energy, Inc.,
6.00%, 1/15/22	495	489
5.25%, 9/15/24	245	226

		33,236

Financial Services - 1.1%
Argos Merger Sub, Inc.,
7.13%, 3/15/23(3) (4)	635	665
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
3.50%, 3/15/17	165	166
4.88%, 3/15/19	405	408
5.88%, 2/1/22	355	362
Morgan Stanley,
8.00%, 5/9/17 (AUD)	1,300	1,086
Opal Acquisition, Inc.,
8.88%, 12/15/21(3)	1,760	1,716
Rio Oil Finance Trust, Series 2014-1,
6.25%, 7/6/24(3)	545	535

		4,938

Food & Beverage - 0.5%
Constellation Brands, Inc.,
3.88%, 11/15/19	140	142
4.25%, 5/1/23	95	94
4.75%, 11/15/24	180	180
DS Services of America, Inc.,
10.00%, 9/1/21(3) (4)	690	807
Post Holdings, Inc.,
6.00%, 12/15/22(3)	1,020	982

		2,205

Forest & Paper Products Manufacturing - 0.2%
Mercer International, Inc.,
7.00%, 12/1/19	850	888

Hardware - 1.6%
NCR Corp.,
4.63%, 2/15/21	140	140
5.88%, 12/15/21	90	93
Project Homestake Merger Corp.,
8.88%, 3/1/23(3) (4)	245	238
Real Alloy Holding, Inc.,
10.00%, 1/15/19(3) (4)	3,290	3,339
Zebra Technologies Corp.,
7.25%, 10/15/22(3)	2,980	3,226

		7,036

Health Care Facilities & Services - 6.3%
Acadia Healthcare Co., Inc.,
6.13%, 3/15/21	5,200	5,356
5.13%, 7/1/22	2,300	2,283
Amsurg Corp.,
5.63%, 11/30/20	3	3
5.63%, 7/15/22	855	862
BioScrip, Inc.,
8.88%, 2/15/21	410	348
CHS/Community Health Systems, Inc.,
5.13%, 8/15/18	450	461
8.00%, 11/15/19	455	479
5.13%, 8/1/21	90	92
6.88%, 2/1/22	1,165	1,229
DaVita HealthCare Partners, Inc.,
5.75%, 8/15/22	280	297
5.13%, 7/15/24	310	305
5.00%, 5/1/25	210	202
Envision Healthcare Corp.,
5.13%, 7/1/22(3)	245	247
Fresenius Medical Care US Finance II, Inc.,
4.13%, 10/15/20(3) (4)	50	51
5.88%, 1/31/22(3)	365	387
4.75%, 10/15/24(3) (4)	310	307
Fresenius Medical Care US Finance, Inc.,
6.50%, 9/15/18(3)	835	919
HCA, Inc.,
4.25%, 10/15/19	580	594
6.50%, 2/15/20	335	374
4.75%, 5/1/23	165	167
7.50%, 12/15/23	260	286
5.00%, 3/15/24	245	249
8.36%, 4/15/24	680	802
5.38%, 2/1/25	280	285
7.69%, 6/15/25	1,310	1,487
7.58%, 9/15/25	240	265
7.05%, 12/1/27	70	73
7.50%, 11/6/33	820	890
7.75%, 7/15/36	420	447
IASIS Healthcare LLC/IASIS Capital Corp.,
8.38%, 5/15/19	1,125	1,164

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 70.3% continued
Health Care Facilities & Services - 6.3% continued
Jaguar Holding Co. I (100% Cash),
9.38%, 10/15/17(3) (6)	$1,960	$2,002
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.,
9.50%, 12/1/19(3)	630	671
Surgical Care Affiliates, Inc.,
6.00%, 4/1/23(3) (4)	1,310	1,310
Tenet Healthcare Corp.,
6.25%, 11/1/18	320	348
6.00%, 10/1/20	330	352
8.13%, 4/1/22	285	312
6.75%, 6/15/23(3) (4)	105	107
6.88%, 11/15/31	1,930	1,785

		27,798

Home Improvement - 0.7%
Atrium Windows & Doors, Inc.,
7.75%, 5/1/19(3)	735	595
CPG Merger Sub LLC,
8.00%, 10/1/21(3)	290	300
Masco Corp.,
5.95%, 3/15/22	355	398
ServiceMaster (The) Co. LLC,
7.00%, 8/15/20	867	916
7.45%, 8/15/27	880	889

		3,098

Homebuilders - 0.9%
D.R. Horton, Inc.,
4.38%, 9/15/22	65	63
5.75%, 8/15/23	710	751
K Hovnanian Enterprises, Inc.,
5.00%, 11/1/21	705	601
Lennar Corp.,
4.75%, 11/15/22	685	673
Ryland Group (The), Inc.,
5.38%, 10/1/22	375	379
Standard Pacific Corp.,
8.38%, 1/15/21	240	278
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
5.25%, 4/15/21(3)	715	704
5.63%, 3/1/24(3) (4)	168	162
TRI Pointe Holdings, Inc.,
4.38%, 6/15/19	610	598

		4,209

Industrial Other - 0.2%
AECOM,
5.88%, 10/15/24(3)	325	329
Kratos Defense & Security Solutions, Inc.,
7.00%, 5/15/19	230	210
SBA Telecommunications, Inc.,
5.75%, 7/15/20	280	290

		829

Internet Media - 1.1%
Ancestry.com, Inc.,
11.00%, 12/15/20	4,020	4,562
IAC/InterActiveCorp,
4.88%, 11/30/18	410	423

		4,985

Machinery Manufacturing - 0.7%
Case New Holland Industrial, Inc.,
7.88%, 12/1/17	855	936
Cleaver-Brooks, Inc.,
8.75%, 12/15/19(3)	1,190	1,172
Manitowoc (The) Co., Inc.,
8.50%, 11/1/20	345	365
Terex Corp.,
6.50%, 4/1/20	395	414
6.00%, 5/15/21	250	251

		3,138

Managed Care - 0.9%
MPH Acquisition Holdings LLC,
6.63%, 4/1/22(3) (4)	3,905	3,988

Manufactured Goods - 0.0%
NCI Building Systems, Inc.,
8.25%, 1/15/23(3) (4)	230	245

Mass Merchants - 0.1%
Family Tree Escrow LLC,
5.75%, 3/1/23(3) (4)	620	648

Medical Equipment & Devices Manufacturing - 0.7%
Alere, Inc.,
6.50%, 6/15/20	330	340
6.38%, 7/1/23(3) (4)	385	392
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.,
8.13%, 6/15/21(3) (4)	655	674
Hologic, Inc.,
7/15/22(3) (4) (8)	210	214

MULTI-MANAGER FUNDS   8   NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 70.3% continued
Medical Equipment & Devices Manufacturing - 0.7% continued
Sterigenics-Nordion Holdings LLC,
6.50%, 5/15/23(3) (4)	$1,380	$1,401

		3,021

Metals & Mining - 3.0%
Alcoa, Inc.,
5.13%, 10/1/24	235	238
6.75%, 1/15/28	165	184
5.95%, 2/1/37	20	20
Century Aluminum Co.,
7.50%, 6/1/21(3)	5,390	5,464
Ryerson, Inc./Joseph T Ryerson & Son, Inc.,
9.00%, 10/15/17	5,240	5,279
Shale-Inland Holdings LLC/Shale-Inland Finance Corp.,
8.75%, 11/15/19(3)	3,070	2,272

		13,457

Oil & Gas Services & Equipment - 0.6%
Forum Energy Technologies, Inc.,
6.25%, 10/1/21	2,170	2,148
Hercules Offshore, Inc.,
8.75%, 7/15/21(3)	220	76
Parker Drilling Co.,
6.75%, 7/15/22	40	34
Pioneer Energy Services Corp.,
6.13%, 3/15/22	205	164
Western Refining Logistics L.P./WNRL Finance Corp.,
7.50%, 2/15/23(3) (4)	160	165

		2,587

Pharmaceuticals - 0.8%
Endo Finance LLC/Endo Finco, Inc.,
7.00%, 7/15/19(3) (4)	515	534
7.25%, 1/15/22(3)	165	175
5.38%, 1/15/23(3)	870	859
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.,
7/15/23(3) (4) (8)	360	368
Par Pharmaceutical Cos., Inc.,
7.38%, 10/15/20	105	112
Valeant Pharmaceuticals International,
6.38%, 10/15/20(3)	1,105	1,164
7.25%, 7/15/22(3)	280	298

		3,510

Pipeline - 3.0%
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.,
6.25%, 4/1/23(3) (4)	650	676
DCP Midstream LLC,
5.35%, 3/15/20(3) (4)	120	123
4.75%, 9/30/21(3) (4)	155	153
8.13%, 8/16/30	80	90
DCP Midstream Operating L.P.,
2.50%, 12/1/17	230	223
5.60%, 4/1/44	205	183
Energy Transfer Equity L.P.,
7.50%, 10/15/20	355	400
5.88%, 1/15/24	310	322
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp.,
4.50%, 7/15/23	658	645
4.88%, 12/1/24	415	406
4.88%, 6/1/25	205	200
Regency Energy Partners L.P./Regency Energy Finance Corp.,
5.88%, 3/1/22	420	447
5.50%, 4/15/23	485	494
4.50%, 11/1/23	30	29
Rockies Express Pipeline LLC,
6.85%, 7/15/18(3) (4)	180	192
5.63%, 4/15/20(3) (4)	185	189
7.50%, 7/15/38(3) (4)	145	157
6.88%, 4/15/40(3)	325	340
Rose Rock Midstream L.P./Rose Rock Finance Corp.,
5.63%, 7/15/22	450	440
5.63%, 11/15/23(3) (4)	295	285
Sabine Pass Liquefaction LLC,
5.63%, 2/1/21	1,980	2,020
6.25%, 3/15/22	510	528
5.63%, 4/15/23	190	189
5.75%, 5/15/24	515	513
5.63%, 3/1/25(3) (4)	1,210	1,198
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.00%, 1/15/18(3) (4)	320	327

NORTHERN FUNDS QUARTERLY REPORT   9   MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 70.3% continued
Pipeline - 3.0% continued
4.13%, 11/15/19(3) (4)	$710	$703
6.88%, 2/1/21	10	10
6.38%, 8/1/22	265	276
5.25%, 5/1/23	100	99
4.25%, 11/15/23	190	176
Tesoro Logistics L.P./Tesoro Logistics Finance Corp.,
5.50%, 10/15/19(3) (4)	485	503
6.25%, 10/15/22(3) (4)	510	528
Williams Partners L.P./ACMP Finance Corp.,
6.13%, 7/15/22	405	430

		13,494

Power Generation - 0.9%
Calpine Corp.,
6.00%, 1/15/22(3)	275	291
Dynegy, Inc.,
6.75%, 11/1/19(3) (4)	270	281
NRG Energy, Inc.,
7.63%, 1/15/18	1,350	1,480
8.25%, 9/1/20	640	670
7.88%, 5/15/21	185	197
6.25%, 7/15/22	680	690
TerraForm Power Operating LLC,
5.88%, 2/1/23(3) (4)	245	249

		3,858

Property & Casualty Insurance - 0.2%
HUB International Ltd.,
7.88%, 10/1/21(3)	760	775

Publishing & Broadcasting - 3.0%
Clear Channel Worldwide Holdings, Inc.,
7.63%, 3/15/20	2,930	3,025
7.63%, 3/15/20	980	1,022
6.50%, 11/15/22	2,855	2,926
6.50%, 11/15/22	660	687
Cumulus Media Holdings, Inc.,
7.75%, 5/1/19	835	766
iHeartCommunications, Inc.,
10.00%, 1/15/18	100	81
6.88%, 6/15/18	308	279
9.00%, 12/15/19	90	86
11.25%, 3/1/21	1,167	1,133
7.25%, 10/15/27	205	160
Nielsen Finance LLC/Nielsen Finance Co.,
5.00%, 4/15/22(3) (4)	755	740
Sirius XM Radio, Inc.,
4.25%, 5/15/20(3)	95	95
5.88%, 10/1/20(3)	130	133
TEGNA, Inc.,
5.13%, 10/15/19	1,115	1,149
5.13%, 7/15/20	90	92
4.88%, 9/15/21(3)	95	94
5.50%, 9/15/24(3)	55	54
Tribune Media Co.,
5.88%, 7/15/22(3) (4)	755	761

		13,283

Real Estate - 1.3%
Communications Sales & Leasing, Inc.,
8.25%, 10/15/23(3) (4)	505	496
Crown Castle International Corp.,
4.88%, 4/15/22	441	445
Equinix, Inc.,
5.38%, 1/1/22	290	291
Iron Mountain, Inc.,
8.38%, 8/15/21	77	79
5.75%, 8/15/24	1,220	1,221
iStar Financial, Inc.,
5.00%, 7/1/19	595	587
MPT Operating Partnership L.P./MPT Finance Corp.,
5.50%, 5/1/24	685	705
Omega Healthcare Investors, Inc.,
5.88%, 3/15/24	560	596
Rialto Holdings LLC/Rialto Corp.,
7.00%, 12/1/18(3)	1,052	1,094
Sabra Health Care L.P./Sabra Capital Corp.,
5.50%, 2/1/21	335	347

		5,861

Retail - Consumer Discretionary - 2.6%
AmeriGas Finance LLC/AmeriGas Finance Corp.,
6.75%, 5/20/20	874	920
7.00%, 5/20/22	861	913
Builders FirstSource, Inc.,
7.63%, 6/1/21(3)	290	300

MULTI-MANAGER FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 70.3% continued
Retail - Consumer Discretionary - 2.6% continued
Building Materials Holding Corp.,
9.00%, 9/15/18(3)	$500	$534
Ferrellgas L.P./Ferrellgas Finance Corp.,
6.75%, 1/15/22	665	667
First Cash Financial Services, Inc.,
6.75%, 4/1/21	1,720	1,810
Jo-Ann Stores LLC,
8.13%, 3/15/19(3)	1,330	1,252
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.,
7.88%, 10/1/22(3) (4)	465	464
Party City Holdings, Inc.,
8.88%, 8/1/20	3,735	3,987
QVC, Inc.,
5.45%, 8/15/34	180	163
Suburban Propane Partners L.P./Suburban Energy Finance Corp.,
7.38%, 8/1/21	534	570

		11,580

Semiconductors - 0.2%
Amkor Technology, Inc.,
6.38%, 10/1/22	255	258
Freescale Semiconductor, Inc.,
6.00%, 1/15/22(3)	140	148
Micron Technology, Inc.,
5.25%, 1/15/24(3) (4)	385	364
5.63%, 1/15/26(3) (4)	390	360

		1,130

Software & Services - 1.6%
Activision Blizzard, Inc.,
5.63%, 9/15/21(3) (4)	765	801
Blackboard, Inc.,
7.75%, 11/15/19(3)	652	613
BMC Software Finance, Inc.,
8.13%, 7/15/21(3)	330	267
IHS, Inc.,
5.00%, 11/1/22(3) (4)	895	889
Infor Software Parent LLC/Infor Software Parent, Inc. (100% Cash),
7.13%, 5/1/21(3) (4) (6)	441	442
Infor US, Inc.,
6.50%, 5/15/22(3) (4)	850	865
MSCI, Inc.,
5.25%, 11/15/24(3) (4)	340	344
Nuance Communications, Inc.,
5.38%, 8/15/20(3)	600	603
Sabre GLBL, Inc.,
5.38%, 4/15/23(3) (4)	305	300
Sophia Holding Finance L.P./Sophia Holding Finance, Inc. (100% Cash),
9.63%, 12/1/18(3) (4) (6)	965	977
Sophia L.P./Sophia Finance, Inc.,
9.75%, 1/15/19(3)	585	622
SunGard Data Systems, Inc.,
7.38%, 11/15/18	128	133
7.63%, 11/15/20	300	314

		7,170

Supermarkets & Pharmacies - 0.6%
New Albertsons, Inc.,
6.63%, 6/1/28	165	140
7.45%, 8/1/29	305	293
Rite Aid Corp.,
9.25%, 3/15/20	625	677
6.75%, 6/15/21	695	730
6.13%, 4/1/23(3) (4)	180	185
SUPERVALU, Inc.,
6.75%, 6/1/21	400	404
7.75%, 11/15/22	135	142

		2,571

Utilities - 0.4%
IPALCO Enterprises, Inc.,
5.00%, 5/1/18	265	280
NGL Energy Partners L.P./NGL Energy Finance Corp.,
5.13%, 7/15/19	400	399
6.88%, 10/15/21	30	31
Talen Energy Supply LLC,
5.13%, 7/15/19(3)	685	671
6.50%, 6/1/25(3) (4)	250	250

		1,631

Wireless Telecommunications Services - 1.8%
Hughes Satellite Systems Corp.,
6.50%, 6/15/19	308	334
Sprint Capital Corp.,
6.88%, 11/15/28	1,070	920
8.75%, 3/15/32	794	772
Sprint Communications, Inc.,
9.00%, 11/15/18(3)	245	277

NORTHERN FUNDS QUARTERLY REPORT    11    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 70.3% continued
Wireless Telecommunications Services - 1.8% continued
Sprint Corp.,
7.25%, 9/15/21	$199	$194
7.88%, 9/15/23	450	439
7.13%, 6/15/24	1,095	1,016
Syniverse Holdings, Inc.,
9.13%, 1/15/19	815	717
T-Mobile USA, Inc.,
6.54%, 4/28/20	1,140	1,194
6.63%, 11/15/20	200	208
6.63%, 4/28/21	170	176
6.13%, 1/15/22	505	521
6.00%, 3/1/23	625	640
6.50%, 1/15/24	315	325
6.38%, 3/1/25	115	118

		7,851

Wireline Telecommunications Services - 1.9%
CenturyLink, Inc.,
5.63%, 4/1/20	80	80
6.45%, 6/15/21	868	874
6.75%, 12/1/23	320	321
7.60%, 9/15/39	120	109
Cincinnati Bell Telephone Co. LLC,
6.30%, 12/1/28	50	48
Embarq Corp.,
8.00%, 6/1/36	485	538
Frontier Communications Corp.,
9.00%, 8/15/31	992	903
Level 3 Communications, Inc.,
5.75%, 12/1/22	710	705
Level 3 Financing, Inc.,
8.63%, 7/15/20	1,210	1,293
6.13%, 1/15/21	285	299
Qwest Capital Funding, Inc.,
7.63%, 8/3/21	260	279
6.88%, 7/15/28	650	638
Qwest Corp.,
6.88%, 9/15/33	288	285
Windstream Services LLC,
7.50%, 6/1/22	656	576
Zayo Group LLC/Zayo Capital, Inc.,
6.00%, 4/1/23(3) (4)	1,570	1,551

		8,499

Total Corporate Bonds (Cost $319,089)		311,864

FOREIGN ISSUER BONDS - 10.5%
Airlines - 0.1%
Virgin Australia Trust, Series 2013-1C,
7.13%, 10/23/18(3)	217	222

Auto Parts Manufacturing - 0.1%
Nexteer Automotive Group Ltd.,
5.88%, 11/15/21(3) (4)	295	302

Banks - 0.2%
Banco Santander Brasil S.A.,
8.00%, 3/18/16 (BRL)(3)	2,400	735

Biotechnology - 0.2%
Grifols Worldwide Operations Ltd.,
5.25%, 4/1/22	785	787

Cable & Satellite - 1.0%
Altice S.A.,
7.25%, 5/15/22 (EUR)(3)	110	124
7.75%, 5/15/22(3) (4)	1,135	1,098
7.63%, 2/15/25(3) (4)	525	494
Numericable-SFR SAS,
5.38%, 5/15/22 (EUR)(3)	195	221
6.00%, 5/15/22(3) (4)	1,845	1,819
Unitymedia GmbH,
6.13%, 1/15/25(3) (4)	850	888

		4,644

Casinos & Gaming - 0.7%
Great Canadian Gaming Corp.,
6.63%, 7/25/22 (CAD)(3)	3,860	3,237

Chemicals - 0.1%
Braskem Finance Ltd.,
6.45%, 2/3/24	325	307
NOVA Chemicals Corp.,
5.00%, 5/1/25(3) (4)	175	176

		483

MULTI-MANAGER FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.5% continued
Commercial Finance - 0.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
4.50%, 5/15/21(3)	$285	$286
Aircastle Ltd.,
5.50%, 2/15/22	125	128

		414

Containers & Packaging - 0.1%
Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Issuer, Inc.,
5.63%, 12/15/16(3)	260	260
6.00%, 6/15/17(3)	70	70

		330

Design, Manufacturing & Distribution - 0.1%
Flextronics International Ltd.,
4.63%, 2/15/20	464	474

Diversified Banks - 0.3%
Royal Bank of Scotland Group PLC,
6.13%, 12/15/22	1,115	1,201

Exploration & Production - 0.7%
Baytex Energy Corp.,
5.13%, 6/1/21(3)	105	98
5.63%, 6/1/24(3)	660	612
MEG Energy Corp.,
6.50%, 3/15/21(3) (4)	15	15
6.38%, 1/30/23(3)	695	643
7.00%, 3/31/24(3)	90	86
OGX Austria GmbH,
8.50%, 6/1/18(3) (7) (9)	2,420	—
8.38%, 4/1/22(3) (7) (9)	1,800	—
Pacific Rubiales Energy Corp.,
5.38%, 1/26/19(3)	665	546
5.63%, 1/19/25(3) (4)	300	218
Petroleos Mexicanos,
7.47%, 11/12/26 (MXN)	11,930	723
Ultra Petroleum Corp.,
5.75%, 12/15/18(3)	285	274

		3,215

Food & Beverage - 0.1%
BRF S.A.,
7.75%, 5/22/18 (BRL)(3)	1,800	486
Cosan Luxembourg S.A.,
9.50%, 3/14/18 (BRL)(3)	600	169

		655

Government Development Banks - 0.3%
Export-Import Bank of Korea,
4.00%, 11/26/15 (PHP)(3)	67,700	1,507

Homebuilders - 0.0%
Corp. GEO S.A.B. de C.V.,
8.88%, 3/27/22(3) (7)	1,400	28
Urbi Desarrollos Urbanos S.A.B. de C.V.,
9.50%, 1/21/20(3) (7)	315	35
9.75%, 2/3/22(3) (7)	1,400	147

		210

Industrial Other - 0.3%
Abengoa Finance S.A.U.,
8.88%, 11/1/17(3) (4)	180	187
Odebrecht Finance Ltd.,
8.25%, 4/25/18 (BRL)(3)	900	210
4.38%, 4/25/25(3)	800	612
Transfield Services Ltd.,
8.38%, 5/15/20(3)	385	410

		1,419

Integrated Oils - 0.1%
Petrobras Global Finance B.V.,
6.25%, 3/17/24	680	657

Machinery Manufacturing - 0.1%
Emeco Pty Ltd.,
9.88%, 3/15/19(3)	450	328

Medical Equipment & Devices Manufacturing - 0.1%
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC,
4.88%, 4/15/20(3) (4)	255	260
5.50%, 4/15/25(3) (4)	255	247

		507

Metals & Mining - 0.7%
ArcelorMittal,
5.13%, 6/1/20	145	147
6.00%, 8/5/20	666	696
6.13%, 6/1/25	210	209
7.75%, 10/15/39	520	517
7.50%, 3/1/41	800	784

NORTHERN FUNDS QUARTERLY REPORT    13     MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.5% continued
Metals & Mining - 0.7% continued
Essar Steel Algoma, Inc.,
9.50%, 11/15/19(3) (4)	$275	$233
First Quantum Minerals Ltd.,
7.25%, 5/15/22(3)	300	287
FMG Resources (August 2006) Pty Ltd.,
9.75%, 3/1/22(3) (4)	175	181

		3,054

Oil & Gas Services & Equipment - 0.3%
Paragon Offshore PLC,
7.25%, 8/15/24(3)	950	309
Transocean, Inc.,
3.00%, 10/15/17	580	563
6.00%, 3/15/18	120	121
4.30%, 10/15/22	180	135

		1,128

Pharmaceuticals - 0.9%
Valeant Pharmaceuticals International, Inc.,
6.75%, 8/15/18(3)	430	451
5.38%, 3/15/20(3) (4)	575	594
5.88%, 5/15/23(3) (4)	2,090	2,142
6.13%, 4/15/25(3) (4)	610	627

		3,814

Pipeline - 0.0%
Gibson Energy, Inc.,
6.75%, 7/15/21(3)	205	212

Software & Services - 0.1%
Open Text Corp.,
5.63%, 1/15/23(3) (4)	480	475

Sovereigns - 1.2%
Brazilian Government International Bond,
10.25%, 1/10/28 (BRL)(3)	2,000	677
Hellenic Republic Government Bond,
3.00%, 2/24/35 (EUR)	40	17
3.00%, 2/24/36 (EUR)	40	17
3.00%, 2/24/41 (EUR)	15	6
Mexican Bonos,
4.75%, 6/14/18 (MXN)	27,895	1,784
7.75%, 11/13/42 (MXN)	24,988	1,776
Philippine Government International Bond,
6.25%, 1/14/36 (PHP)	40,000	1,007

		5,284

Supranationals - 0.7%
European Bank for Reconstruction & Development,
6.00%, 3/3/16 (INR)	35,900	562
International Bank for Reconstruction & Development,
4.25%, 2/5/16 (CLP)	516,000	815
International Finance Corp.,
10.50%, 4/17/18 (BRL)	995	313
7.80%, 6/3/19 (INR)	76,230	1,236

		2,926

Travel & Lodging - 0.1%
NCL Corp. Ltd.,
5.25%, 11/15/19(3) (4)	420	430

Utilities - 0.4%
Enel S.p.A.,
8.75%, 9/24/73(2) (3)	1,643	1,885

Waste & Environment Services & Equipment - 0.1%
GFL Environmental, Inc.,
7.88%, 4/1/20(3) (4)	260	267

Wireless Telecommunications Services - 1.0%
Altice Financing S.A.,
6.63%, 2/15/23(3) (4)	220	218
America Movil S.A.B. de C.V.,
6.45%, 12/5/22 (MXN)	4,000	245
8.46%, 12/18/36 (MXN)	11,400	705
Inmarsat Finance PLC,
4.88%, 5/15/22(3)	435	420
Intelsat Jackson Holdings S.A.,
5.50%, 8/1/23	360	319
Intelsat Luxembourg S.A.,
8.13%, 6/1/23	440	365
Telecom Italia S.p.A.,
5.30%, 5/30/24(3)	900	897
Wind Acquisition Finance S.A.,
4.01%, 7/15/20 (EUR)(2) (3) (4)	210	233
4.75%, 7/15/20(3)	820	808
7.38%, 4/23/21(3) (4)	290	293

		4,503

Wireline Telecommunications Services - 0.3%
Telecom Italia Capital S.A.,
6.38%, 11/15/33	100	102
6.00%, 9/30/34	275	268

MULTI-MANAGER FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.5% continued
Wireline Telecommunications Services - 0.3% continued
Virgin Media Finance PLC,
6.00%, 10/15/24(3)	$920	$934
Virgin Media Secured Finance PLC,
5.38%, 4/15/21(3)	180	185

		1,489

Total Foreign Issuer Bonds (Cost $57,512)		46,794

TERM LOANS - 6.3%(2)
Advertising & Marketing - 0.2%
Acosta Holdco, Inc., Tranche B-1 Loan,
4.25%, 9/26/21	100	100
Advantage Sales & Marketing, Inc., Initial Term Loan,
4.25%, 7/23/21	100	99
Advantage Sales & Marketing, Inc., Term Loan,
7/25/22(10)	50	50
7.50%, 7/25/22	740	743

		992

Aerospace & Defense - 0.1%
TransDigm, Inc., Tranche D Term Loan,
3.75%, 6/4/21	100	99
TransDigm, Inc., Tranche E Term Loan,
3.50%, 5/14/22	364	359

		458

Automobiles Manufacturing - 0.0%
FCA US LLC, Term Loan B,
3.50%, 5/24/17	114	114

Casinos & Gaming - 0.1%
Station Casinos LLC, B Term Loan,
4.25%, 3/2/20	223	223

Chemicals - 0.3%
Royal Holdings, Inc., Initial Term Loan,
6/19/23(10)	1,440	1,431

Communications Equipment - 0.1%
Commscope, Inc., Tranche 5 Term Loan,
12/29/22(10)	140	140
Riverbed Technology, Inc., Term Loan,
6.00%, 4/24/22	254	256

		396

Consumer Finance - 0.2%
First Data Corp., Term Loan,
6/24/22(10)	285	284
Walter Investment Management Corp., Tranche B Term Loan,
12/18/20(10)	35	33
4.75%, 12/18/20	422	398

		715

Consumer Products - 0.0%
Spectrum Brands, Inc., USD Term Loan,
3.75%, 6/23/22	150	150

Consumer Services - 0.8%
Aramark Corp., U.S. Term F Loan,
3.25%, 2/24/21	667	664
Sourcehov LLC, Term B Loan,
7.75%, 10/31/19	445	411
Sterling Backcheck, Inc., Term Loan,
6/9/23(10)	2,310	2,298

		3,373

Containers & Packaging - 0.0%
Berry Plastics Corp., Term E Loan,
1/6/21(10)	50	50
3.75%, 1/6/21	50	50

		100

Entertainment Content - 0.1%
Univision Communications, Inc., 2013 Incremental Term Loan,
4.00%, 3/1/20	487	484
Univision Communications, Inc., Replacement First-Lien Term Loan,
4.00%, 3/1/20	50	50

		534

Entertainment Resources - 0.1%
Mohegan Tribal Gaming Authority, Term B Loan,
5.50%, 11/19/19	600	597

Financial Services - 0.2%
Connolly Intermediate, Inc., Initial Term Loan,
5/13/22(10)	655	658
Twin River Management Group, Inc., Closing Date Term Loan,
7/10/20(10)	25	25

NORTHERN FUNDS QUARTERLY REPORT    15    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
TERM LOANS - 6.3%(2) continued
Financial Services - 0.2% continued
5.25%, 7/10/20	$75	$75

		758

Food & Beverage - 0.8%
Milk Specialties Co., Initial Term Loan,
8.25%, 11/9/18	3,690	3,694

Health Care Facilities & Services - 0.5%
BioScrip, Inc., Delayed Draw Term Loan,
7/31/20(10)	870	861
BioScrip, Inc., Initial Term B Loan,
7/31/20(10)	1,450	1,434

		2,295

Medical Equipment & Devices Manufacturing - 0.0%
Alere, Inc., B Term Loan,
6/18/22(10)	75	75
DJO Finance LLC, Initial Term Loan,
4.25%, 6/8/20	100	100

		175

Pharmaceuticals - 0.1%
Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan,
4.00%, 4/1/22	200	199

Publishing & Broadcasting - 0.1%
Tribune Media Company, Term B Loan,
3.75%, 12/27/20	233	232

Real Estate - 0.1%
Realogy Group LLC, Initial Term B Loan 2014,
3.75%, 3/5/20	540	539

Retail - Consumer Discretionary - 0.8%
National Vision, Inc., Initial Term Loan,
3/11/22(10)	3,000	2,925
PetSmart, Inc., Tranche B-1 Loan,
4.25%, 3/11/22	615	614

		3,539

Semiconductors - 0.2%
Avago Technologies Cayman Ltd., Term Loan,
3.75%, 5/6/21	635	636
Freescale Semiconductor, Inc., Tranche B-4 Term Loan,
4.25%, 2/28/20	255	255

		891

Software - 0.1%
Sophia, L.P., Term B-1 Loan,
4.00%, 7/19/18	303	303

Software & Services - 1.1%
AF Borrower LLC, Initial Term Loan,
1/30/23(10)	2,350	2,341
BMC Software Finance, Inc., Initial US Term Loan,
5.00%, 9/10/20	249	234
Evergreen Skills Lux S.À R.L., Initial Term Loan,
4/28/22(10)	2,000	1,873
Presidio, Inc., Refinancing Term Loan,
5.25%, 2/2/22	320	321

		4,769

Supermarkets & Pharmacies - 0.2%
Albertson’s LLC, Term B-4 Loan,
5.50%, 8/25/21	494	496
New Albertson’s, Inc., Term B Loan,
4.75%, 6/27/21	330	330

		826

Transportation & Logistics - 0.1%
Navistar, Inc., Tranche B Term Loan,
5.75%, 8/17/17	309	309
OSG Bulk Ships, Inc., Initial Term Loan,
5.25%, 8/5/19	114	114

		423

Total Term Loans (Cost $27,762)		27,726

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 0.3%
Automotive - 0.3%
General Motors Co.	34,479	$1,149

Industrial Services - 0.0%
United Rentals, Inc.*	2,047	179

Total Common Stocks (Cost $1,136)		1,328

PREFERRED STOCKS - 0.5%
Consumer Finance - 0.3%
Ally Financial, Inc.(3)	1,564	1,581

MULTI-MANAGER FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 0.5% continued
Real Estate - 0.2%
iStar Financial, Inc., 7.65%	850	$21
iStar Financial, Inc., 7.80%	11,500	283
iStar Financial, Inc., 7.88%	19,875	489

		793

Total Preferred Stocks (Cost $1,988)		2,374

CONVERTIBLE PREFERRED STOCKS - 1.1%
Exploration & Production - 0.1%
Chesapeake Energy Corp., 5.75%*	395	269
Chesapeake Energy Corp., 5.75%(3) (4) *	13	9

		278

Food & Beverage - 0.3%
Tyson Foods, Inc., 4.75%	24,549	1,265

Metals & Mining - 0.1%
Alcoa, Inc.	13,783	544
ArcelorMittal, 6.00%	9,786	153

		697

Pharmaceuticals - 0.2%
Allergan PLC*	738	769

Real Estate - 0.2%
Weyerhaeuser Co., 6.38%	16,676	867

Utilities - 0.2%
Dominion Resources, Inc., 6.13%	612	33
Dominion Resources, Inc., 6.38%	11,950	558
NextEra Energy, Inc., 5.89%	5,209	321

		912

Total Convertible Preferred Stocks (Cost $4,974)		4,788

OTHER - 0.0%(11)
Escrow MPM LLC	220,000	—

Total Other (Cost $ — )		—

INVESTMENT COMPANIES - 6.6%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(12)	29,299,583	29,300

Total Investment Companies (Cost $29,300)		29,300

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.06%, 8/6/15(13) (14)	$410	$410

Total Short-Term Investments (Cost $410)		410

Total Investments - 101.1% (Cost $462,484)		448,598

Liabilities less Other Assets - (1.1)%		(5,027)

NET ASSETS - 100.0%		$443,571

(1)	Principal amount is in USD unless otherwise indicated.
(2)	Variable rate security. Rate as of June 30, 2015 is disclosed.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Multi-Manager Funds.
(4)	Restricted security that has been deemed illiquid. At June 30, 2015, the value of these restricted illiquid securities amounted to approximately $60,667,000 or 13.7% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Abengoa Finance S.A.U.,
8.88%, 11/1/17	5/15/15	$188

Activision Blizzard, Inc.,
5.63%, 9/15/21	9/12/13-1/22/15	778

AIM Aviation Finance Ltd.,
Series 2015-1A, Class B1,
5.07%, 2/15/40	2/13/15	278

Alere, Inc.,	6/11/15	387
6.38%, 7/1/23

Altice Financing S.A.,
6.63%, 2/15/23	1/30/15	220

Altice S.A.,	4/23/14-12/17/14	1,150
7.75%, 5/15/22

NORTHERN FUNDS QUARTERLY REPORT    17    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Altice S.A.,
7.63%, 2/15/25	1/30/15	$525

American Energy-Permian Basin LLC/AEPB Finance Corp.,
7.13%, 11/1/20	1/14/15-3/17/15	145

American Tire Distributors, Inc.,
10.25%, 3/1/22	2/10/15	2,320

Argos Merger Sub, Inc.,
7.13%, 3/15/23	2/18/15	635

Brocade Communications Systems, Inc.,
1.38%, 1/1/20	1/9/15	85

CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 5/1/23	4/13/15-5/27/15	893

Chesapeake Energy Corp.,
5.75%	6/16/15	10

CommScope Holding Co., Inc.,
6.63%, 6/1/20	12/17/14	169

Communications Sales & Leasing, Inc.,
8.25%, 10/15/23	4/16/15-4/23/15	495

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.,
6.25%, 4/1/23	3/9/15-6/30/15	666

DCP Midstream LLC,
5.35%, 3/15/20	5/15/15-5/19/15	121

DCP Midstream LLC,
4.75%, 9/30/21	5/15/15-6/25/15	153

DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.,
8.13%, 6/15/21	4/23/15	655

DS Services of America, Inc.,
10.00%, 9/1/21	8/14/13	675

Dynegy, Inc.,
6.75%, 11/1/19	10/10/14	270

Eldorado Resorts LLC/Eldorado Capital Corp.,
8.63%, 6/15/19	3/19/15	194

Endo Finance LLC/Endo Finco, Inc.,
7.00%, 7/15/19	7/8/11-11/30/11	527

Endo Finance LLC/Endo Ltd./Endo Finco, Inc.,
7/15/23	6/24/15	360

Essar Steel Algoma, Inc.,
9.50%, 11/15/19	11/7/14	270

Family Tree Escrow LLC,
5.75%, 3/1/23	2/6/15	620

FMG Resources (August 2006) Pty Ltd.,
9.75%, 3/1/22	4/22/15-5/19/15	178

Fresenius Medical Care US Finance II, Inc.,
4.13%, 10/15/20	10/24/14	50

Fresenius Medical Care US Finance II, Inc.,
4.75%, 10/15/24	10/24/14-11/17/14	310

GFL Environmental, Inc.,
7.88%, 4/1/20	3/11/15	259

Gibson Brands, Inc.,
8.88%, 8/1/18	2/11/15-4/2/15	1,081

Halcon Resources Corp.,
8.63%, 2/1/20	4/21/15-5/4/15	554

Hologic, Inc.,
7/15/22	6/18/15	210

Huntington Ingalls Industries, Inc.,
5.00%, 12/15/21	11/17/14	115

Huntsman International LLC,
5.13%, 11/15/22	2/2/15-4/30/15	126

IHS, Inc.,
5.00%, 11/1/22	10/21/14-12/17/14	896

Infor Software Parent LLC/Infor Software Parent, Inc.,
7.13%, 5/1/21	1/15/15-4/28/15	442

Infor US, Inc.,
6.50%5/15/22	3/18/15-4/9/15	859

KLX, Inc.,
5.88%, 12/1/22	11/21/14	1,260

Mallinckrodt International Finance S.A./Mallinckrodt CB LLC,
4.88%, 4/15/20	4/8/15-4/9/15	256

Mallinckrodt International Finance S.A./Mallinckrodt CB LLC,
5.50%, 4/15/25	4/8/15-4/9/15	256

Matador Resources Co.,
6.88%, 4/15/23	4/9/15	110

MEG Energy Corp.,
6.50%, 3/15/21	12/2/14	13

Micron Technology, Inc.,
5.25%, 1/15/24	4/27/15	385

Micron Technology, Inc.,
5.63%, 1/15/26	4/27/15	390

Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.,
7.88%, 10/1/22	11/13/14-2/3/15	461

MPH Acquisition Holdings LLC,
6.63%, 4/1/22	10/3/14-1/23/15	4,044

MSCI, Inc.,
5.25%, 11/15/24	11/5/14-4/8/15	345

Multi-Color Corp.,
6.13%, 12/1/22	11/17/14-12/2/14	2,066

NCI Building Systems, Inc.,
8.25%, 1/15/23	1/9/15	230

NCL Corp. Ltd.,
5.25%, 11/15/19	11/5/14	420

MULTI-MANAGER FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Nexteer Automotive Group Ltd.,
5.88%, 11/15/21	11/5/14	$295

Nielsen Finance LLC/Nielsen Finance Co.,
5.00%, 4/15/22	3/28/14-3/24/15	757

NOVA Chemicals Corp.,
5.00%, 5/1/25	10/17/14	175

Numericable-SFR SAS,
6.00%, 5/15/22	4/23/14-12/4/14	1,862

Open Text Corp.,
5.63%, 1/15/23	1/12/15	480

Owens-Brockway Glass Container, Inc.,
5.00%, 1/15/22	11/18/14	415

Pacific Rubiales Energy Corp.,
5.63%, 1/19/25	1/15/15-1/21/15	177

PQ Corp.,
8.75%, 11/1/18	11/1/12-3/3/15	1,026

Project Homestake Merger Corp.,
8.88%, 3/1/23	2/27/15-3/9/15	245

Quicken Loans, Inc.,
5.75%, 5/1/25	5/1/15-5/12/15	475

Real Alloy Holding, Inc.,
10.00%, 1/15/19	12/23/14-1/12/15	3,023

Rite Aid Corp.,
6.13%, 4/1/23	3/19/15-4/29/15	183

RKI Exploration & Production LLC/RKI Finance Corp.,
8.50%, 8/1/21	2/23/15-2/25/15	119

Rockies Express Pipeline LLC,
6.85%, 7/15/18	4/1/15	194

Rockies Express Pipeline LLC,
5.63%, 4/15/20	5/5/15-5/6/15	195

Rockies Express Pipeline LLC,
7.50%, 7/15/38	3/5/15-4/6/15	167

Rose Rock Midstream L.P./Rose Rock Finance Corp.,
5.63%, 11/15/23	5/11/15-5/15/15	291

Rovi Corp.,
0.50%, 3/1/20	2/27/15-5/27/15	770

Sabine Pass Liquefaction LLC,
5.63%, 3/1/25	2/26/15-3/11/15	1,209

Sabre GLBL, Inc.,
5.38%, 4/15/23	4/1/15	305

SandRidge Energy, Inc.,
8.75%, 6/1/20	5/28/15	450

Scientific Games International, Inc.,
7.00%, 1/1/22	2/20/15	278

Sealed Air Corp.,
5.50%, 9/15/25	6/11/15	280

SM Energy Co.,
6.13%, 11/15/22	11/12/14-12/2/14	229

Sophia Holding Finance L.P./Sophia Holding Finance, Inc.,
9.63%, 12/1/18	11/14/13-6/23/15	969

Sterigenics-Nordion Holdings LLC,
6.50%, 5/15/23	5/8/15	1,380

SunEdison, Inc.,
2.38%, 4/15/22	3/2/15-5/6/15	467

SunEdison, Inc.,
2.63%, 6/1/23	5/13/15	264

SunEdison, Inc.,
3.38%, 6/1/25	5/13/15	298

Surgical Care Affiliates, Inc.,
6.00%, 4/1/23	5/4/15	1,341

Talen Energy Supply LLC,
6.50%, 6/1/25	5/14/15	250

Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.00%, 1/15/18	4/7/15-5/26/15	332

Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
4.13%, 11/15/19	10/23/14	710

Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
5.63%, 3/1/24	2/3/15-2/5/15	157

Tenet Healthcare Corp.,
6.75%, 6/15/23	6/2/15	104

TerraForm Power Operating LLC,
5.88%, 2/1/23	1/23/15	243

Tesoro Logistics L.P./Tesoro Logistics Finance Corp.,
5.50%, 10/15/19	10/22/14-1/22/15	484

Tesoro Logistics L.P./Tesoro Logistics Finance Corp.,
6.25%, 10/15/22	10/22/14-2/11/15	521

Tribune Media Co.,
5.88%, 7/15/22	6/17/15	755

Unitymedia GmbH,
6.13%, 1/15/25	10/7/14	850

USG Corp.,
5.50%, 3/1/25	2/17/15	175

Valeant Pharmaceuticals International, Inc.,
5.38%, 3/15/20	3/13/15	575

Valeant Pharmaceuticals International, Inc.,
5.88%, 5/15/23	3/13/15	2,090

Valeant Pharmaceuticals International, Inc.,
6.13%, 4/15/25	3/13/15	610

Western Refining Logistics L.P./WNRL Finance Corp.,
7.50%, 2/15/23	2/6/15	160

NORTHERN FUNDS QUARTERLY REPORT    19    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Whiting Petroleum Corp.,
1.25%, 4/1/20	5/6/15-5/12/15	$442

Whiting Petroleum Corp.,
6.25%, 4/1/23	3/26/15-3/31/15	90

Wind Acquisition Finance S.A.,
4.01%, 7/15/20	6/24/14	286

Wind Acquisition Finance S.A.,
7.38%, 4/23/21	2/19/15-2/20/15	300

WMG Acquisition Corp.,
6.75%, 4/15/22	3/26/14-12/16/14	1,848

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
4.25%, 5/30/23	3/27/15-4/14/15	91

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.50%, 3/1/25	3/27/15-3/30/15	96

Zayo Group LLC/Zayo Capital, Inc.,
6.00%, 4/1/23	1/20/15-5/18/15	1,571

ZF North America Capital, Inc.,
4.00%, 4/29/20	4/24/15	507

ZF North America Capital, Inc.,
4.75%, 4/29/25	4/24/15	550

(5)	Zero coupon bond.
(6)	Security is a payment in-kind bond (PIK), unless otherwise noted in the description of the security.
(7)	Issuer has defaulted on terms of debt obligation.
(8)	When-Issued Security. Coupon rate was not in effect at June 30, 2015.
(9)	Value rounds to less than one thousand.
(10)	Position is unsettled. Contract rate was not determined at June 30, 2015 and does not take effect until settlement date.
(11)	Level 3 asset that is worthless, bankrupt or has been delisted.
(12)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(13)	A portion of this security has been pledged as collateral to cover margin requirements for open futures contracts.
(14)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2015, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Bank of America	Euro	680	United States Dollar	735	7/30/15	$(23)
Bank of America	United States Dollar	248	Euro	220	7/30/15	(3)
UBS	Mexican Peso	27,700	United States Dollar	1,791	7/23/15	32
UBS	United States Dollar	123	Mexican Peso	1,900	7/23/15	(3)

Total						$3

At June 30, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Ten Year U.S. Treasury Note	(32)	$4,038	Short	9/15	$39
U.S. Treasury Long Bond	(9)	1,358	Short	9/15	38

Total					$77

At June 30, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF LONG TERM INVESTMENTS
AAA	0.7%
AA	0.1
A	2.0
BBB	2.4
BB	22.2
B	34.1
CCC or Below	29.4
Non-Rated	2.6
Cash Equivalents	6.5

Total	100.0%

*	Credit quality ratings are compiled from two external rating agencies: Moody’s and Standard & Poor’s. We report the lowest rating of the two in the event there are any differences between them. If neither of these rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). Government securities consist of obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

MULTI-MANAGER FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

At June 30, 2015, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	96.7%
All other currencies less than 5%	3.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$12,107	$—	$12,107
Convertible Bonds(1)	—	11,907	—	11,907
Corporate Bonds(1)	—	311,864	—	311,864
Foreign Issuer Bonds(1)	—	46,794	—	46,794
Term Loans(1)	—	27,726	—	27,726
Common Stocks(1)	1,328	—	—	1,328
Preferred Stocks
Consumer Finance	—	1,581	—	1,581
Real Estate	304	489	—	793

Total Preferred Stocks	304	2,070	—	2,374

Convertible Preferred Stocks
Exploration & Production	—	278	—	278
Metals & Mining	545	152	—	697
All Other Industries(1)	3,813	—	—	3,813

Total Convertible Preferred Stocks	4,358	430	—	4,788

Investment Companies	29,300	—	—	29,300
Short-Term Investments	—	410	—	410

Total Investments	$35,290	$413,308	$—	$448,598

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$32	$—	$32
Futures Contracts	77	—	—	77
Liabilities
Forward Foreign Currency Exchange Contracts	—	(29)	—	(29)

Total Other Financial Instruments	$77	$3	$—	$80

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2015, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Value (000S)	Reason
Preferred Stocks
Real Estate	$489	Valuations at bid price

At June 30, 2015, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

	Value (000S)	Reason
Preferred Stocks
Real Estate	$283	Valuations at official close price

Federal Tax Information:

At June 30, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$463,867

Gross tax appreciation of investments	$13,071
Gross tax depreciation of investments	(28,340)

Net tax depreciation of investments	$(15,269)

Transactions in affiliated investments for the three months ended June 30, 2015, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
Northern Institutional Funds - Diversified Assets Portfolio	$16,286	$134,319	$121,305	$1	$29,300

NORTHERN FUNDS QUARTERLY REPORT    21    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND	JUNE 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
FUND ALLOCATION - INVESTMENT COMPANIES - 100.4%
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund(1)	126,442	$3,143
FlexShares International Quality Dividend Index Fund(1)	248,396	6,138
FlexShares Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund(1)	49,679	3,025
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund(1)	61,084	3,099
FlexShares Morningstar Global Upstream Natural Resources Index Fund(1)	52,045	1,549
FlexShares Morningstar U.S. Market Factor Tilt Index Fund(1)	131,122	11,612
FlexShares Quality Dividend Index Fund(1)	324,461	11,613
FlexShares STOXX Global Broad Infrastructure Index Fund(1)	52,002	2,305
Northern Funds - Bond Index Fund(1)	2,163,769	22,936
Northern Funds - Global Real Estate Index Fund(1)	240,444	2,332
Northern Funds - High Yield Fixed Income Fund(1)	1,443,797	10,164
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1)	512,413	512

Total Investment Companies (Cost $75,380)		78,428

Total Investments - 100.4% (Cost $75,380)		78,428

Liabilities less Other Assets - (0.4)%		(330)

NET ASSETS - 100.0%		$78,098

(1)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to other Northern Funds, Northern Institutional Funds and FlexShares Trust.

NF - Northern Funds

NIF - Northern Institutional Funds

TIPS - Treasury Inflation Protected Securities

Percentages shown are based on Net Assets.

At June 30, 2015, the asset class weightings for the Fund were:

ASSET CLASS	WEIGHT	INVESTMENT VEHICLE
U.S. Equity	14.8%	FlexShares Morningstar U.S. Markets Factor Tilt Index
Non U.S. Equity - Developed	3.9	FlexShares Morningstar Developed Markets ex-U.S. Factor Tilt Index
Non U.S. Equity - Emerging	3.9	FlexShares Morningstar Emerging Markets Factor Tilt Index
Global Real Estate	3.0	NF Global Real Estate Index
U.S. Bonds - High Yield	13.0	NF High Yield Fixed Income
U.S. Bonds - Intermediate	29.2	NF Bond Index
U.S. Bonds - Inflation Protected	4.0	FlexShares iBoxx 5-Year Target Duration TIPS Index
International Quality Dividend	7.8	FlexShares International Quality Dividend Index
Quality Dividend	14.8	FlexShares Quality Dividend Index
Global Infrastructure	2.9	FlexShares STOXX Global Board Infrastructure Index
Global Natural Resources	2.0	FlexShares Morningstar Global Upstream Natural Resources Index
Cash	0.7	NIF Diversified Assets

Total	100.0%

At June 30, 2015, the Fund had outstanding forward currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
BNY Mellon	Japanese Yen	148,172	United States Dollar	1,200	9/16/15	$(12)
Citibank	Canadian Dollar	739	United States Dollar	600	9/16/15	9
Citibank	Euro	1,067	United States Dollar	1,200	9/16/15	9
Morgan Stanley	British Pound	646	United States Dollar	1,000	9/16/15	(14)
Morgan Stanley	Canadian Dollar	487	United States Dollar	400	9/16/15	10
Societe Generale	British Pound	789	United States Dollar	1,200	9/16/15	(39)
UBS	Euro	1,415	United States Dollar	1,600	9/16/15	20
UBS	Japanese Yen	95,641	United States Dollar	800	9/16/15	18

Total						$1

NORTHERN FUNDS QUARTERLY REPORT    1    GLOBAL TACTICAL ASSET ALLOCATION FUND

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2015:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investment Companies	$78,428	$—	$—	$78,428

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$66	$—	$66
Liabilities
Forward Foreign Currency Exchange Contracts	—	(65)	—	(65)

Total Other Financial Instruments	$—	$1	$—	$1

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

Federal Tax Information:

At June 30, 2015, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$75,676

Gross tax appreciation of investments	$4,058
Gross tax depreciation of investments	(1,306)

Net tax appreciation of investments	$2,752

GLOBAL TACTICAL ASSET ALLOCATION FUND    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2015 (UNAUDITED)

Transactions in affiliated porfolios for the three months ended June 30, 2015, were as follows:

	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)		VALUE, END OF PERIOD (000S)
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	$3,176	$—	$37	$(3)	$(2)	$—		$3,143
FlexShares International Quality Dividend Index Fund	6,318	219	344	(65)	10	108		6,138
FlexShares Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund	3,176	—	200	53	(4)	—		3,025
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	3,254	71	278	42	10	—		3,099
FlexShares Morningstar Global Upstream Natural Resources Index Fund	1,552	—	—	(3)	—	—		1,549
FlexShares Morningstar U.S. Market Factor Tilt Index Fund	12,547	363	1,303	(122)	127	—		11,612
FlexShares Quality Dividend Index Fund	12,484	477	1,071	(312)	35	83		11,613
FlexShares STOXX Global Broad Infrastructure Index Fund	2,333	—	—	(28)	—	20		2,305
Northern Funds - Bond Index Fund	21,189	2,393	172	(469)	(5)	134		22,936
Northern Funds - Global Real Estate Index Fund	2,383	115	—	(166)	—	29		2,332
Northern Funds - High Yield Fixed Income Fund	10,170	199	89	(110)	(6)	146		10,164
Northern Institutional Funds - Diversified Assets Portfolio	768	2,757	3,013	—	—	—	*	512

	$79,350	$6,594	$6,507	$(1,183)	$165	$520		$78,428

*	Amount rounds to less than one thousand.

NORTHERN FUNDS QUARTERLY REPORT    3    GLOBAL TACTICAL ASSET ALLOCATION FUND

SECURITY VALUATIONS

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by and subject to oversight by the Funds’ Board of Trustees (the “Board”). Northern Trust Asset Management has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of the Funds’ investment adviser, Northern Trust Investments, Inc. (the “Adviser” and “NTI”), as well as independent control personnel from the Northern Trust Company’s Legal and NTI’s Compliance and Risk Management groups. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process of securities.

The Asset Management PVC is responsible for making the final determination of the fair value of the security. In making its determination, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the company; the cost of the investment; information as to any transaction or offers with respect to the security; market value of a similar freely traded security; and news events. The Adviser will continue to monitor markets and the issuer’s circumstances that affect the security’s valuation to determine the continued appropriateness of the security’s fair valuation. The Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of the fair valued security change materially.

For each level 3 security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valuation occurrences are reported to the Valuation Committee of the Board quarterly.

Quantitative Information about Level 3 Fair Value Measurements

Global Real Estate Index Fund
Amounts in thousands	Fair Value at 6/30/2015	Valuation Techniques	Unobservable Inputs	Note
Common Stock	$—	Consensus Pricing	Distressed/Defaulted Market Discount, Estimated Recovery Value	1

Global Sustainability Index Fund
Amounts in thousands	Fair Value at 6/30/2015	Valuation Techniques	Unobservable Inputs	Note
Common Stock	$—	Consensus Pricing	Distressed/Defaulted Market Discount, Estimated Recovery Value	1

International Equity Index Fund
Amounts in thousands	Fair Value at 6/30/2015	Valuation Techniques	Unobservable Inputs	Note
Common Stock	$10	Consensus Pricing	Distressed/Defaulted Market Discount, Estimated Recovery Value	1

Multi-Manager International Equity Fund
Amounts in thousands	Fair Value at 6/30/2015	Valuation Techniques	Unobservable Inputs	Note
Common Stock	$5	Consensus Pricing	Distressed/Defaulted Market Discount, Estimated Recovery Value	1

1-	The unobservable inputs are reviewed and compared to publicly available information for reasonableness. Values are reviewed based on available restructuring and recovery information. Values are compared to historical averages and general sector trends are taken into account. In general, an increase (decrease) in recovery or reduction (increase) in dilution would, in isolation, result in a significantly higher (lower) fair value measurement.
2-	The significant unobservable inputs used in the fair value measurement is the price to earnings multiple along with liquidity discounts. Significant increases in the price to earnings multiple in isolation would result in a significantly higher (lower) fair value measurement while an increase (decrease) in liquidity discounts in isolation would result in a significantly lower (higher) fair value measurement.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Funds

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	August 27, 2015

By:	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	August 27, 2015